Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2024-2,
Class A3, 4.14%, 07/16/29 ........... USD 1,500 $ 1,490,574
American Express Credit Account Master Trust
Series 2023-1, Class A, 4.87%, 05/15/28 .. 12,070 12,134,831
Series 2023-4, Class A, 5.15%, 09/15/30 .. 1,500 1,527,880
Series 2024-2, Class A, 5.24%, 04/15/31 .. 6,500 6,654,875
Series 2024-3, Class A, 4.65%, 07/15/29 .. 1,110 1,113,662
BA Credit Card Trust, Series 2024-A1, Class A,
4.93%, 05/15/29 .................. 3,640 3,674,976
Capital One Multi-Asset Execution Trust, Series
2021-A2, Class A2, 1.39%, 07/15/30 ..... 1,000 898,056
CarMax Auto Owner Trust
Series 2023-1, Class A4, 4.65%, 01/16/29 . 1,500 1,500,413
Series 2024-4, Class A3, 4.60%, 10/15/29 . 600 599,980
Series 2024-4, Class A4, 4.64%, 04/15/30 . 860 857,895
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.15%, 06/15/39 ..... 1,000 1,082,313
CNH Equipment Trust, Series 2024-C, Class
A3, 4.03%, 01/15/30 ............... 2,000 1,973,007
Drive Auto Receivables Trust
Series 2024-2, Class B, 4.52%, 07/16/29 .. 250 248,533
Series 2024-2, Class C, 4.67%, 05/17/32 .. 450 446,507
Evergy Metro, Inc., 4.20%, 03/15/48 ....... 440 346,892
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28 . 2,500 2,513,308
Series 2024-2A, Class D, 5.92%, 02/15/30 . 2,000 2,030,417
Ford Credit Auto Owner Trust
Series 2022-C, Class A4, 4.59%, 12/15/27 . 2,486 2,487,474
Series 2024-C, Class A3, 4.07%, 07/15/29 . 3,000 2,972,236
Series 2024-D, Class B, 4.88%, 09/15/30 . 1,125 1,122,294
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class A3, 4.66%, 02/16/28 . 5,755 5,760,003
Series 2023-1, Class A4, 4.59%, 07/17/28 . 1,170 1,170,477
Series 2024-1, Class B, 5.16%, 08/16/29 .. 1,155 1,164,130
Series 2024-2, Class A3, 5.10%, 03/16/29 . 5,875 5,926,036
Series 2024-4, Class A3, 4.40%, 08/16/29 . 1,000 996,570
Hyundai Auto Receivables Trust, Series 2024-
A, Class A3, 4.99%, 02/15/29 ......... 2,000 2,015,086
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28 . 990 996,740
Series 2024-A, Class A4, 4.91%, 02/18/31 . 620 624,059
Series 2024-C, Class A3, 4.06%, 06/15/29 . 2,140 2,115,264
Louisiana Local Government Environmental
Facilities & Community Development Auth,
Series 2023-ELL, Class A1, 5.08%, 06/01/31 315 316,396
Mercedes-Benz Auto Lease Trust, Series 2024-
B, Class A4, 4.22%, 06/17/30 ......... 5,000 4,948,553
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 05/15/30 .. 8,530 8,559,829
Series 2024-1, Class B, 5.23%, 12/15/28 .. 430 432,639
Series 2024-3, Class A3, 5.63%, 01/16/29 . 1,000 1,010,221
Southern California Edison Co., 5.45%,
03/01/35 ....................... 425 412,332
Synchrony Card Funding LLC, Series 2024-A1,
Class A, 5.04%, 03/15/30 ............ 4,100 4,132,231
Toyota Auto Receivables Owner Trust, Series
2024-D, Class A3, 4.40%, 06/15/29 ..... 2,000 1,993,204
Verizon Master Trust
Series 2023-4, Class A1A, 5.16%, 06/20/29 5,060 5,102,799
Series 2024-6, Class A1A, 4.17%, 08/20/30 2,500 2,474,969
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A3, 5.02%, 06/20/28 . 10,780 10,838,618
Series 2023-1, Class A4, 5.01%, 01/22/30 . 4,000 4,033,520
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
WF Card Issuance Trust
Series 2024-A1, Class A, 4.94%, 02/15/29 . USD 1,000 $ 1,009,218
Series 2024-A2, Class A, 4.29%, 10/15/29 . 1,800 1,789,938
Total Asset-Backed Securities — 0.3%
(Cost: $113,296,012) .............................. 113,498,955
Shares
Shares
Common Stocks
Financial Services — 0.0%
Quincy Health LLC
(a)(b)
................ 489 —
Office REITs — 0.0%
Office Properties Income Trust ........... 3,188 2,897
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy, Inc., (Acquired 12/24/24,
cost $0)
(a)(c)
...................... 24,616 369,240
Total Common Stocks — 0.0%
(Cost: $49,536) ................................. 372,137
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%,  03/15/29
(d)
. 545 557,109
Airbus SE
(d)
3.15%,  04/10/27 ................. 1,465 1,418,872
3.95%,  04/10/47
(e)
................ 820 647,773
BAE Systems Finance, Inc., 7.50%,  07/01/27
(d)
655 694,476
BAE Systems Holdings, Inc., 4.75%,  10/07/44
(d)
506 449,700
BAE Systems plc
(d)
5.00%,  03/26/27 ................. 745 748,574
5.13%,  03/26/29 ................. 850 853,939
3.40%,  04/15/30 ................. 415 383,681
1.90%,  02/15/31 ................. 1,050 875,434
5.25%,  03/26/31 ................. 395 397,193
5.30%,  03/26/34 ................. 1,385 1,379,095
5.80%,  10/11/41 ................. 435 437,682
3.00%,  09/15/50 ................. 1,100 705,306
5.50%,  03/26/54 ................. 630 608,652
Boeing Co. (The)
2.75%,  02/01/26 ................. 928 908,899
2.20%,  02/04/26 ................. 4,490 4,373,954
3.10%,  05/01/26 ................. 685 669,717
2.25%,  06/15/26 ................. 507 488,720
2.70%,  02/01/27 ................. 1,119 1,070,634
2.80%,  03/01/27 ................. 300 286,892
5.04%,  05/01/27 ................. 1,997 1,995,687
6.26%,  05/01/27 ................. 1,045 1,071,363
3.25%,  02/01/28 ................. 1,307 1,239,893
3.25%,  03/01/28 ................. 408 385,992
3.45%,  11/01/28 ................. 500 470,256
3.20%,  03/01/29 ................. 1,059 980,754
6.30%,  05/01/29 ................. 1,220 1,268,357
2.95%,  02/01/30 ................. 1,335 1,196,697
5.15%,  05/01/30 ................. 3,724 3,700,283
3.63%,  02/01/31 ................. 1,505 1,374,255
6.39%,  05/01/31 ................. 910 957,303
6.13%,  02/15/33 ................. 468 482,899
3.60%,  05/01/34 ................. 1,149 971,554
6.53%,  05/01/34 ................. 2,210 2,335,883

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
3.25%,  02/01/35 ................. USD 773 $ 623,168
6.63%,  02/15/38 ................. 235 245,459
3.55%,  03/01/38 ................. 435 332,068
3.50%,  03/01/39 ................. 495 369,892
6.88%,  03/15/39 ................. 531 561,622
5.88%,  02/15/40 ................. 732 712,988
5.71%,  05/01/40 ................. 2,015 1,936,624
3.38%,  06/15/46 ................. 489 321,724
3.65%,  03/01/47 ................. 640 433,687
3.63%,  03/01/48 ................. 630 420,851
3.85%,  11/01/48 ................. 370 256,225
3.90%,  05/01/49 ................. 1,097 771,304
3.75%,  02/01/50 ................. 1,310 901,293
5.81%,  05/01/50 ................. 4,869 4,588,248
6.86%,  05/01/54 ................. 2,505 2,695,103
3.83%,  03/01/59 ................. 430 278,467
3.95%,  08/01/59 ................. 1,040 696,816
5.93%,  05/01/60 ................. 3,115 2,904,854
7.01%,  05/01/64 ................. 1,250 1,349,393
Bombardier, Inc.
(d)
7.13%,  06/15/26
(e)
................ 177 177,812
7.88%,  04/15/27 ................. 650 652,069
6.00%,  02/15/28 ................. 745 743,154
7.50%,  02/01/29
(e)
................ 730 760,075
8.75%,  11/15/30 ................. 740 796,506
7.25%,  07/01/31
(e)
................ 730 753,555
7.00%,  06/01/32
(e)
................ 740 755,302
7.45%,  05/01/34 ................. 505 530,751
BWX Technologies, Inc.
(d)
4.13%,  06/30/28 ................. 395 375,250
4.13%,  04/15/29 ................. 410 386,184
Embraer Netherlands Finance BV
5.40%,  02/01/27 ................. 608 609,983
7.00%,  07/28/30
(e)(f)
............... 810 850,009
F-Brasile SpA, Series XR, 7.38%,  08/15/26
(d)
. 503 503,086
GE Capital Funding LLC, 4.55%,  05/15/32 .. 945 908,650
GE Capital International Funding Co. Unlimited
Co., 4.42%,  11/15/35 .............. 865 802,045
General Dynamics Corp.
1.15%,  06/01/26 ................. 850 814,977
2.13%,  08/15/26 ................. 780 753,030
3.50%,  04/01/27 ................. 1,210 1,185,752
2.63%,  11/15/27 ................. 420 399,536
3.75%,  05/15/28 ................. 1,525 1,483,437
3.63%,  04/01/30 ................. 1,465 1,387,977
2.25%,  06/01/31 ................. 385 330,318
4.25%,  04/01/40 ................. 760 664,648
2.85%,  06/01/41 ................. 790 562,454
3.60%,  11/15/42 ................. 410 322,851
4.25%,  04/01/50 ................. 830 678,949
General Electric Co.
6.75%,  03/15/32 ................. 1,065 1,167,961
5.88%,  01/14/38 ................. 865 899,430
6.88%,  01/10/39 ................. 365 413,912
4.50%,  03/11/44 ................. 565 488,384
4.35%,  05/01/50 ................. 555 461,385
Goat Holdco LLC, 6.75%,  02/01/32
(d)
...... 745 742,631
HEICO Corp.
5.25%,  08/01/28 ................. 555 561,932
5.35%,  08/01/33 ................. 510 508,657
Hexcel Corp., 4.20%,  02/15/27 ......... 874 856,272
Howmet Aerospace, Inc.
5.90%,  02/01/27 ................. 742 757,280
6.75%,  01/15/28 ................. 625 659,309
3.00%,  01/15/29 ................. 625 583,253
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.85%,  10/15/31 ................. USD 210 $ 207,410
5.95%,  02/01/37 ................. 590 612,185
Huntington Ingalls Industries, Inc.
3.48%,  12/01/27 ................. 810 779,706
2.04%,  08/16/28 ................. 715 646,536
5.35%,  01/15/30 ................. 450 451,513
4.20%,  05/01/30 ................. 714 678,407
5.75%,  01/15/35 ................. 375 374,344
L3Harris Technologies, Inc.
3.85%,  12/15/26 ................. 982 967,198
5.40%,  01/15/27 ................. 1,340 1,358,340
4.40%,  06/15/28 ................. 2,479 2,444,410
5.05%,  06/01/29 ................. 415 416,619
2.90%,  12/15/29 ................. 692 628,897
1.80%,  01/15/31 ................. 803 665,886
5.25%,  06/01/31 ................. 485 487,661
5.40%,  07/31/33 ................. 1,285 1,285,991
5.35%,  06/01/34 ................. 380 379,147
4.85%,  04/27/35 ................. 825 785,484
6.15%,  12/15/40 ................. 230 239,279
5.05%,  04/27/45 ................. 328 300,666
5.60%,  07/31/53 ................. 651 629,784
5.50%,  08/15/54 ................. 640 614,126
Leidos, Inc.
4.38%,  05/15/30 ................. 915 877,515
2.30%,  02/15/31 ................. 874 739,138
5.75%,  03/15/33 ................. 708 720,130
Lockheed Martin Corp.
5.10%,  11/15/27 ................. 1,253 1,272,379
4.45%,  05/15/28 ................. 485 483,005
4.50%,  02/15/29 ................. 685 679,253
1.85%,  06/15/30 ................. 929 797,174
4.70%,  12/15/31 ................. 320 315,140
3.90%,  06/15/32 ................. 885 821,668
5.25%,  01/15/33 ................. 795 802,998
4.75%,  02/15/34 ................. 805 779,702
4.80%,  08/15/34 ................. 870 842,819
3.60%,  03/01/35 ................. 591 517,235
4.50%,  05/15/36 ................. 836 781,854
Series B, 6.15%,  09/01/36 ........... 725 780,578
5.72%,  06/01/40 ................. 645 659,714
4.07%,  12/15/42 ................. 983 816,031
3.80%,  03/01/45 ................. 1,110 869,296
4.70%,  05/15/46 ................. 987 877,873
2.80%,  06/15/50 ................. 1,083 673,031
4.09%,  09/15/52 ................. 1,641 1,286,349
4.15%,  06/15/53 ................. 1,000 787,844
5.70%,  11/15/54 ................. 750 751,105
5.20%,  02/15/55 ................. 715 665,301
4.30%,  06/15/62 ................. 720 566,037
5.90%,  11/15/63 ................. 810 829,634
5.20%,  02/15/64 ................. 305 278,317
Moog, Inc., 4.25%,  12/15/27
(d)
.......... 486 466,080
Northrop Grumman Corp.
3.20%,  02/01/27 ................. 877 853,797
3.25%,  01/15/28 ................. 2,130 2,045,356
4.60%,  02/01/29 ................. 855 848,777
4.40%,  05/01/30 ................. 1,091 1,064,927
4.70%,  03/15/33 ................. 1,160 1,124,275
4.90%,  06/01/34 ................. 580 565,256
5.15%,  05/01/40 ................. 575 547,516
5.05%,  11/15/40 ................. 433 406,123
4.75%,  06/01/43 ................. 1,202 1,076,016
3.85%,  04/15/45 ................. 1,030 803,734
4.03%,  10/15/47 ................. 2,206 1,740,611

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
5.25%,  05/01/50 ................. USD 448 $ 417,508
4.95%,  03/15/53 ................. 710 631,988
5.20%,  06/01/54 ................. 1,015 938,534
Precision Castparts Corp.
3.90%,  01/15/43 ................. 165 132,973
4.38%,  06/15/45 ................. 570 484,949
Rolls-Royce plc, 5.75%,  10/15/27
(d)
....... 940 954,050
RTX Corp.
5.00%,  02/27/26 ................. 570 572,380
2.65%,  11/01/26 ................. 650 630,009
5.75%,  11/08/26 ................. 1,576 1,603,059
3.50%,  03/15/27 ................. 1,387 1,354,609
3.13%,  05/04/27 ................. 1,327 1,283,453
7.20%,  08/15/27 ................. 603 639,875
4.13%,  11/16/28 ................. 2,735 2,674,595
5.75%,  01/15/29 ................. 605 624,725
7.50%,  09/15/29 ................. 650 719,068
2.25%,  07/01/30 ................. 1,097 956,279
6.00%,  03/15/31 ................. 1,085 1,138,593
1.90%,  09/01/31 ................. 1,010 829,710
2.38%,  03/15/32 ................. 830 691,205
5.15%,  02/27/33 ................. 1,385 1,374,291
6.10%,  03/15/34 ................. 1,375 1,448,499
5.40%,  05/01/35 ................. 295 296,083
6.05%,  06/01/36 ................. 195 204,501
6.13%,  07/15/38 ................. 535 561,613
4.45%,  11/16/38 ................. 825 734,702
5.70%,  04/15/40 ................. 500 506,446
4.88%,  10/15/40 ................. 715 656,304
4.70%,  12/15/41 ................. 483 429,382
4.50%,  06/01/42 ................. 2,333 2,025,597
4.80%,  12/15/43 ................. 615 548,603
4.15%,  05/15/45 ................. 866 701,421
3.75%,  11/01/46 ................. 1,430 1,081,319
4.35%,  04/15/47 ................. 865 710,332
4.05%,  05/04/47 ................. 780 611,751
4.63%,  11/16/48 ................. 1,658 1,418,827
3.13%,  07/01/50 ................. 1,152 751,050
2.82%,  09/01/51 ................. 1,080 655,319
3.03%,  03/15/52 ................. 1,165 732,728
5.38%,  02/27/53 ................. 1,414 1,342,443
6.40%,  03/15/54 ................. 1,486 1,612,678
Spirit AeroSystems, Inc.
3.85%,  06/15/26 ................. 300 294,710
4.60%,  06/15/28
(e)
................ 670 646,212
9.38%,  11/30/29
(d)
................ 870 934,937
9.75%,  11/15/30
(d)
................ 1,158 1,282,231
Textron, Inc.
4.00%,  03/15/26 ................. 805 797,964
3.65%,  03/15/27 ................. 557 543,459
3.38%,  03/01/28 ................. 410 390,935
3.90%,  09/17/29 ................. 310 295,447
3.00%,  06/01/30 ................. 572 515,271
2.45%,  03/15/31 ................. 696 594,829
6.10%,  11/15/33 ................. 433 452,178
TransDigm, Inc.
5.50%,  11/15/27 ................. 2,655 2,629,951
6.75%,  08/15/28
(d)
................ 2,018 2,053,964
4.63%,  01/15/29 ................. 1,245 1,178,440
6.38%,  03/01/29
(d)
................ 2,700 2,728,271
4.88%,  05/01/29 ................. 826 783,948
6.88%,  12/15/30
(d)
................ 1,395 1,428,807
7.13%,  12/01/31
(d)
................ 965 997,528
6.63%,  03/01/32
(d)
................ 2,121 2,160,306
6.00%,  01/15/33
(d)
................ 1,520 1,498,921
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Triumph Group, Inc., 9.00%,  03/15/28
(d)
.... USD 925 $ 969,831
Wesco Aircraft Holdings, Inc.,
9.00%,  11/15/26
(d)(e)(g)
.............. 508 213,289
Wolverine Escrow LLC, 8.50%,  11/15/24
(d)(g)
. 317 22,666
188,938,753
Air Freight & Logistics — 0.1%
Cargo Aircraft Management, Inc.,
4.75%,  02/01/28
(d)
............... 560 559,222
CH Robinson Worldwide, Inc., 4.20%,  04/15/28 460 448,397
Clue Opco LLC, 9.50%,  10/15/31
(d)
....... 715 755,525
FedEx Corp.
3.25%,  04/01/26 ................. 770 758,610
3.40%,  02/15/28 ................. 430 410,727
4.20%,  10/17/28 ................. 855 834,445
3.10%,  08/05/29 ................. 1,135 1,051,868
4.25%,  05/15/30 ................. 717 692,091
2.40%,  05/15/31 ................. 990 845,443
4.90%,  01/15/34 ................. 526 507,493
3.90%,  02/01/35 ................. 669 584,091
3.25%,  05/15/41 ................. 750 539,956
3.88%,  08/01/42 ................. 395 300,779
4.10%,  04/15/43 ................. 600 472,580
5.10%,  01/15/44 ................. 771 690,963
4.10%,  02/01/45 ................. 585 449,636
4.75%,  11/15/45 ................. 1,113 941,383
4.55%,  04/01/46 ................. 1,149 941,643
4.40%,  01/15/47 ................. 690 549,609
4.05%,  02/15/48 ................. 1,088 820,348
4.95%,  10/17/48 ................. 800 687,827
5.25%,  05/15/50
(e)
................ 1,406 1,268,221
GXO Logistics, Inc.
1.65%,  07/15/26 ................. 771 735,475
6.25%,  05/06/29 ................. 475 487,393
2.65%,  07/15/31 ................. 535 455,208
6.50%,  05/06/34 ................. 430 439,049
Rand Parent LLC, 8.50%,  02/15/30
(d)(e)
.... 840 870,953
United Parcel Service, Inc.
2.40%,  11/15/26 ................. 713 688,792
3.05%,  11/15/27 ................. 1,532 1,475,395
3.40%,  03/15/29 ................. 1,010 961,837
2.50%,  09/01/29 ................. 782 710,680
4.45%,  04/01/30 ................. 798 789,928
4.88%,  03/03/33 ................. 570 563,218
5.15%,  05/22/34 ................. 780 776,874
6.20%,  01/15/38 ................. 1,320 1,411,053
5.20%,  04/01/40 ................. 550 532,870
4.88%,  11/15/40 ................. 615 572,790
3.63%,  10/01/42 ................. 685 532,646
3.40%,  11/15/46 ................. 510 367,408
3.75%,  11/15/47 ................. 995 752,785
4.25%,  03/15/49 ................. 598 487,011
3.40%,  09/01/49 ................. 949 667,077
5.30%,  04/01/50 ................. 1,392 1,317,065
5.05%,  03/03/53 ................. 970 887,149
5.50%,  05/22/54 ................. 840 819,048
5.60%,  05/22/64 ................. 480 465,271
32,877,832
Automobile Components — 0.1%
Adient Global Holdings Ltd.
(d)
4.88%,  08/15/26 ................. 750 749,113
7.00%,  04/15/28 ................. 465 474,511
8.25%,  04/15/31
(e)
................ 540 560,076
7.50%,  02/15/33 ................. 205 206,908

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Allison Transmission, Inc.
(d)
4.75%,  10/01/27 ................. USD 405 $ 397,794
5.88%,  06/01/29 ................. 490 491,317
3.75%,  01/30/31 ................. 970 866,618
American Axle & Manufacturing, Inc.
6.50%,  04/01/27 ................. 480 481,174
6.88%,  07/01/28
(e)
................ 395 392,836
5.00%,  10/01/29
(e)
................ 600 550,390
Aptiv Swiss Holdings Ltd.
4.35%,  03/15/29 ................. 335 325,154
4.65%,  09/13/29
(e)
................ 445 433,803
3.25%,  03/01/32 ................. 715 620,799
5.15%,  09/13/34
(e)
................ 485 459,830
4.40%,  10/01/46 ................. 138 104,026
5.40%,  03/15/49 ................. 319 275,465
3.10%,  12/01/51 ................. 1,530 896,645
4.15%,  05/01/52 ................. 1,087 774,850
5.75%,  09/13/54 ................. 540 485,712
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.39%),
6.88%,  12/15/54
(h)
............... 105 104,856
BorgWarner, Inc.
2.65%,  07/01/27 ................. 798 759,604
4.95%,  08/15/29 ................. 210 209,104
5.40%,  08/15/34
(e)
................ 370 364,420
4.38%,  03/15/45 ................. 150 121,306
Clarios Global LP
(d)
6.25%,  05/15/26 ................. 339 339,010
8.50%,  05/15/27 ................. 1,871 1,880,508
6.75%,  05/15/28 ................. 725 738,538
6.75%,  02/15/30 ................. 240 243,746
Cooper-Standard Automotive, Inc., 5.63%,
(5.63% Cash or 10.63% PIK), 05/15/27
(d)(i)
. 385 328,549
Dana, Inc.
5.38%,  11/15/27 ................. 405 403,139
5.63%,  06/15/28 ................. 405 402,395
4.25%,  09/01/30 ................. 410 389,122
4.50%,  02/15/32
(e)
................ 340 319,920
Denso Corp.
(d)
1.24%,  09/16/26 ................. 560 529,488
4.42%,  09/11/29 ................. 465 457,208
Dornoch Debt Merger Sub, Inc.,
6.63%,  10/15/29
(d)(e)
.............. 665 549,660
Garrett Motion Holdings, Inc.,
7.75%,  05/31/32
(d)
............... 795 810,722
Goodyear Tire & Rubber Co. (The)
5.00%,  05/31/26 ................. 875 867,930
4.88%,  03/15/27 ................. 684 670,703
7.00%,  03/15/28 ................. 160 161,726
5.00%,  07/15/29
(e)
................ 835 778,699
5.25%,  04/30/31 ................. 530 484,064
5.25%,  07/15/31
(e)
................ 600 549,316
5.63%,  04/30/33
(e)
................ 445 401,044
Icahn Enterprises LP
6.25%,  05/15/26 ................. 706 705,120
5.25%,  05/15/27 ................. 1,395 1,350,813
9.75%,  01/15/29 ................. 695 711,697
4.38%,  02/01/29 ................. 736 635,781
10.00%,  11/15/29
(d)
................ 585 597,521
9.00%,  06/15/30 ................. 740 729,420
IHO Verwaltungs GmbH
(d)(i)
6.37%, (6.37% Cash or 7.13% PIK),
05/15/29 ..................... 410 401,750
7.75%, (7.75% Cash or 8.50% PIK),
11/15/30 ..................... 520 521,220
Security
Par (000)
Par (000) Value
Automobile Components (continued)
8.00%, (8.00% Cash or 8.75% PIK),
11/15/32 ..................... USD 460 $ 459,149
JB Poindexter & Co., Inc., 8.75%,  12/15/31
(d)
. 580 616,813
Lear Corp.
3.80%,  09/15/27 ................. 282 275,013
4.25%,  05/15/29 ................. 670 647,062
3.50%,  05/30/30 ................. 400 367,219
2.60%,  01/15/32 ................. 465 387,626
5.25%,  05/15/49
(e)
................ 720 619,238
3.55%,  01/15/52 ................. 300 197,559
Magna International, Inc.
5.98%,  03/21/26 ................. 43 43,010
5.05%,  03/14/29 ................. 505 508,063
2.45%,  06/15/30 ................. 880 775,815
5.50%,  03/21/33 ................. 225 227,719
Nemak SAB de CV, 3.63%,  06/28/31
(f)
..... 600 460,076
Patrick Industries, Inc.
(d)
4.75%,  05/01/29 ................. 345 328,917
6.38%,  11/01/32 ................. 480 473,667
Phinia, Inc.
(d)
6.75%,  04/15/29 ................. 520 534,455
6.63%,  10/15/32 ................. 445 446,442
Real Hero Merger Sub 2, Inc.,
6.25%,  02/01/29
(d)
............... 579 504,114
SK On Co. Ltd., 5.38%,  05/11/26
(f)
....... 1,000 1,004,627
SMRC Automotive Holdings Netherlands BV,
5.63%,  07/11/29
(e)(f)
............... 400 400,296
Tenneco, Inc., 8.00%,  11/17/28
(d)
........ 1,840 1,755,061
ZF North America Capital, Inc.
(d)
6.88%,  04/14/28 ................. 605 608,078
7.13%,  04/14/30 ................. 600 600,474
6.75%,  04/23/30 ................. 800 786,273
6.88%,  04/23/32 ................. 680 655,369
41,747,255
Automobiles — 0.4%
Aston Martin Capital Holdings Ltd.,
10.00%,  03/31/29
(d)
............... 1,035 1,026,975
BMW Finance NV, 2.85%,  08/14/29
(d)
..... 1,155 1,053,767
BMW U.S. Capital LLC, 4.65%,  08/13/26
(d)(e)
. 225 225,147
BMW US Capital LLC
(d)
5.05%,  04/02/26 ................. 620 623,382
2.80%,  04/11/26 ................. 1,250 1,224,706
1.25%,  08/12/26 ................. 915 870,291
3.45%,  04/01/27 ................. 1,130 1,102,414
4.90%,  04/02/27 ................. 635 637,591
3.30%,  04/06/27 ................. 475 461,358
4.60%,  08/13/27
(e)
................ 575 573,206
3.75%,  04/12/28 ................. 815 789,177
5.05%,  08/11/28
(e)
................ 945 949,486
3.95%,  08/14/28 ................. 395 382,789
4.90%,  04/02/29 ................. 690 688,306
3.63%,  04/18/29 ................. 220 208,760
4.65%,  08/13/29
(e)
................ 550 541,889
4.15%,  04/09/30 ................. 960 921,756
2.55%,  04/01/31 ................. 533 460,961
1.95%,  08/12/31 ................. 515 425,925
4.85%,  08/13/31
(e)
................ 715 703,220
3.70%,  04/01/32 ................. 450 409,631
5.15%,  08/11/33
(e)
................ 595 591,493
5.15%,  04/02/34
(e)
................ 605 597,416
Ford Motor Co.
4.35%,  12/08/26 ................. 1,309 1,290,789
6.63%,  10/01/28
(e)
................ 440 460,011
9.63%,  04/22/30 ................. 300 348,104

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
7.45%,  07/16/31 ................. USD 1,098 $ 1,183,285
3.25%,  02/12/32 ................. 2,175 1,819,343
6.10%,  08/19/32 ................. 1,480 1,475,052
4.75%,  01/15/43 ................. 1,891 1,490,420
7.40%,  11/01/46 ................. 462 487,870
5.29%,  12/08/46 ................. 1,419 1,207,065
Ford Otomotiv Sanayi A/S, 7.13%,  04/25/29
(f)
600 595,350
General Motors Co.
4.20%,  10/01/27 ................. 804 789,328
6.80%,  10/01/27 ................. 1,064 1,110,404
5.00%,  10/01/28 ................. 861 858,284
5.40%,  10/15/29 ................. 935 941,539
5.60%,  10/15/32 ................. 905 905,905
5.00%,  04/01/35 ................. 773 720,435
6.60%,  04/01/36 ................. 1,288 1,346,542
5.15%,  04/01/38 ................. 1,039 949,661
6.25%,  10/02/43 ................. 1,555 1,526,941
5.20%,  04/01/45 ................. 1,297 1,115,500
6.75%,  04/01/46 ................. 764 788,296
5.40%,  04/01/48 ................. 700 611,844
5.95%,  04/01/49 ................. 900 844,446
Harley-Davidson, Inc., 4.63%,  07/28/45 .... 325 263,529
Honda Motor Co. Ltd.
2.53%,  03/10/27 ................. 1,170 1,120,934
2.97%,  03/10/32 ................. 638 553,500
Hyundai Assan Otomotiv Sanayi ve Ticaret A/S,
1.63%,  07/12/26
(f)
................ 200 190,534
Hyundai Capital America
5.50%,  03/30/26
(d)
................ 300 302,225
1.50%,  06/15/26
(d)
................ 1,025 979,819
5.45%,  06/24/26
(d)
................ 410 413,186
5.65%,  06/26/26
(d)
................ 910 919,200
1.65%,  09/17/26
(d)
................ 1,140 1,082,868
5.95%,  09/21/26
(d)
................ 600 609,729
2.75%,  09/27/26
(f)
................. 655 632,847
3.50%,  11/02/26
(d)
................ 882 861,754
5.25%,  01/08/27
(d)
................ 1,070 1,077,354
3.00%,  02/10/27
(d)
................ 660 635,901
5.30%,  03/19/27
(d)
................ 755 761,039
5.28%,  06/24/27
(d)
................ 600 605,102
4.30%,  09/24/27
(d)
................ 650 639,963
2.38%,  10/15/27
(d)
................ 1,070 1,000,946
4.88%,  11/01/27
(d)
................ 535 533,836
1.80%,  01/10/28
(d)
................ 1,008 919,230
5.60%,  03/30/28
(d)
................ 840 852,297
2.00%,  06/15/28
(d)
................ 1,150 1,041,507
5.68%,  06/26/28
(d)
................ 850 865,035
2.10%,  09/15/28
(d)
................ 745 672,446
6.10%,  09/21/28
(d)
................ 820 846,496
5.30%,  01/08/29
(d)
................ 1,000 1,004,109
6.50%,  01/16/29
(d)
................ 525 549,536
5.35%,  03/19/29
(d)
................ 490 492,616
5.30%,  06/24/29
(d)
................ 600 602,152
4.55%,  09/26/29
(d)
................ 585 569,585
5.80%,  04/01/30
(d)
................ 550 561,883
6.38%,  04/08/30
(d)
................ 755 790,101
5.70%,  06/26/30
(d)
................ 510 519,000
6.20%,  09/21/30
(d)
................ 526 547,971
5.40%,  01/08/31
(d)
................ 610 612,923
5.40%,  06/24/31
(d)
................ 730 731,866
4.75%,  09/26/31
(d)
................ 670 647,216
Hyundai Motor Manufacturing Indonesia PT,
1.75%,  05/06/26
(f)
................ 400 384,272
Jaguar Land Rover Automotive plc
(d)
4.50%,  10/01/27 ................. 495 476,879
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.88%,  01/15/28 ................. USD 550 $ 547,438
5.50%,  07/15/29 ................. 425 417,619
Kia Corp.
3.25%,  04/21/26
(d)
................ 300 294,184
1.75%,  10/16/26
(f)
................. 600 569,500
2.75%,  02/14/27
(f)
................. 400 383,560
Mercedes-Benz Finance North America LLC
1.45%,  03/02/26
(d)
................ 250 241,630
4.80%,  03/30/26
(d)
................ 1,280 1,282,425
4.88%,  07/31/26
(d)
................ 600 601,831
5.20%,  08/03/26
(d)
................ 735 740,541
4.80%,  11/13/26
(d)
................ 450 451,017
3.45%,  01/06/27
(d)
................ 360 352,087
4.80%,  01/11/27
(d)(e)
............... 955 956,660
4.75%,  08/01/27
(d)
................ 835 835,078
4.90%,  11/15/27
(d)
................ 685 684,860
5.25%,  11/29/27
(d)
................ 780 787,118
3.75%,  02/22/28
(d)
................ 1,165 1,127,084
4.80%,  03/30/28
(d)
................ 1,000 996,426
5.10%,  08/03/28
(d)
................ 1,015 1,019,425
4.85%,  01/11/29
(d)(e)
............... 880 874,153
4.30%,  02/22/29
(d)(e)
............... 600 583,573
4.80%,  08/01/29
(d)
................ 600 593,529
3.10%,  08/15/29
(d)
................ 618 568,773
5.10%,  11/15/29
(d)
................ 540 541,033
2.63%,  03/10/30
(d)
................ 965 857,757
8.50%,  01/18/31 ................. 1,113 1,304,359
2.45%,  03/02/31
(d)
................ 180 154,942
5.05%,  08/03/33
(d)
................ 1,005 979,921
5.00%,  01/11/34
(d)(e)
............... 515 497,952
5.13%,  08/01/34
(d)
................ 620 603,987
Nissan Motor Acceptance Co. LLC
(d)
2.00%,  03/09/26 ................. 885 850,627
6.95%,  09/15/26 ................. 365 371,234
1.85%,  09/16/26 ................. 945 888,856
5.30%,  09/13/27 ................. 625 616,836
2.75%,  03/09/28 ................. 684 620,329
2.45%,  09/15/28 ................. 455 401,470
7.05%,  09/15/28 ................. 825 849,058
5.55%,  09/13/29
(e)
................ 350 343,818
Nissan Motor Co. Ltd.
(d)
4.35%,  09/17/27 ................. 2,670 2,561,711
4.81%,  09/17/30 ................. 2,518 2,339,829
PM General Purchaser LLC, 9.50%,  10/01/28
(d)
605 601,532
Stellantis Finance US, Inc.
(d)
1.71%,  01/29/27 ................. 1,175 1,100,021
5.63%,  01/12/28
(e)
................ 920 934,260
2.69%,  09/15/31
(e)
................ 1,155 961,451
6.38%,  09/12/32
(e)
................ 420 428,799
Thor Industries, Inc., 4.00%,  10/15/29
(d)
.... 500 456,807
TML Holdings Pte. Ltd., 4.35%,  06/09/26
(f)
.. 400 394,200
Toyota Motor Corp.
1.34%,  03/25/26 ................. 959 926,383
5.28%,  07/13/26 ................. 240 242,891
5.12%,  07/13/28 ................. 570 579,910
3.67%,  07/20/28 ................. 265 258,860
2.76%,  07/02/29 ................. 950 878,397
2.36%,  03/25/31 ................. 565 490,648
5.12%,  07/13/33 ................. 385 389,747
Volkswagen Group of America Finance LLC
(d)
5.40%,  03/20/26 ................. 400 401,547
4.90%,  08/14/26 ................. 400 399,123
5.70%,  09/12/26 ................. 690 697,173
3.20%,  09/26/26 ................. 585 567,868
6.00%,  11/16/26 ................. 840 853,084

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.30%,  03/22/27 ................. USD 820 $ 822,657
4.35%,  06/08/27 ................. 1,340 1,316,932
4.85%,  08/15/27 ................. 515 511,264
1.63%,  11/24/27 ................. 1,093 991,442
5.65%,  09/12/28 ................. 1,045 1,056,330
4.75%,  11/13/28 ................. 811 795,942
6.20%,  11/16/28 ................. 405 416,662
5.25%,  03/22/29 ................. 500 498,292
4.60%,  06/08/29 ................. 745 721,838
4.95%,  08/15/29 ................. 935 918,248
3.75%,  05/13/30 ................. 655 603,513
6.45%,  11/16/30 ................. 550 575,895
5.90%,  09/12/33
(e)
................ 505 510,499
5.60%,  03/22/34
(e)
................ 510 503,967
Winnebago Industries, Inc., 6.25%,  07/15/28
(d)
310 308,240
117,014,098
Banks — 4.7%
ABN AMRO Bank NV
(d)
4.80%,  04/18/26 ................. 980 977,175
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.80%),
1.54%,  06/16/27
(h)
............... 455 434,992
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.65%),
6.34%,  09/18/27
(h)
............... 800 818,115
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.78%),
4.99%,  12/03/28
(h)
............... 500 499,579
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
2.47%,  12/13/29
(h)
............... 1,085 984,076
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.25%),
5.52%,  12/03/35
(h)
............... 485 476,945
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
3.32%,  03/13/37
(h)
............... 725 617,957
ABQ Finance Ltd., 2.00%,  07/06/26
(f)
..... 400 382,723
Abu Dhabi Commercial Bank PJSC
(f)
3.50%,  03/31/27 ................. 600 582,092
4.50%,  09/14/27 ................. 600 593,350
5.38%,  07/18/28 ................. 600 608,239
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(h)(j)
..................... 800 848,855
5.50%,  01/12/29 ................. 400 407,170
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.68%),
5.36%,  03/10/35
(h)
............... 400 398,022
Access Bank plc, 6.13%,  09/21/26
(f)
...... 400 390,711
Adib Capital Invest 3 Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.06%), 7.25%
(f)(h)(j)
............... 800 840,211
Adib Sukuk Co. II Ltd., 5.70%,  11/15/28
(f)
... 400 407,619
Agricultural Bank of China Ltd.
(f)
1.25%,  03/02/26 ................. 600 578,763
2.00%,  01/18/27 ................. 400 381,449
(SOFR Index + 0.63%), 4.98%,  01/24/27
(h)
400 400,696
2.25%,  03/01/27 ................. 200 191,154
Ahli United Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.01%), 3.88%
(f)(h)(j)
............... 600 578,921
AIB Group plc
(d)(h)
(1-day SOFR + 2.33%), 6.61%,  09/13/29 . 565 592,038
(1-day SOFR + 1.91%), 5.87%,  03/28/35 . 715 720,816
Security
Par (000)
Par (000) Value
Banks (continued)
Akbank TAS
(f)
6.80%,  02/06/26 ................. USD 400 $ 404,334
7.50%,  01/20/30 ................. 600 611,326
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 6.02%),
6.80%,  06/22/31
(h)
............... 400 398,142
Al Rajhi Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.89%),
6.38%
(f)(h)(j)
..................... 1,000 1,009,733
Al Rajhi Sukuk Ltd.
(f)
4.75%,  04/05/28 ................. 1,100 1,086,703
5.05%,  03/12/29 ................. 1,000 994,146
Alinma Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.20%), 6.50%
(f)(h)(j)
............... 1,000 1,021,886
ANZ Bank New Zealand Ltd.
(d)(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.70%),
5.55%,  08/11/32 ................ 470 472,737
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.90%,  07/10/34 ................ 525 533,108
ANZ New Zealand International Ltd.
(d)
1.25%,  06/22/26 ................. 355 338,941
3.45%,  07/17/27
(e)
................ 769 746,420
3.45%,  01/21/28 ................. 514 494,596
5.36%,  08/14/28 ................. 1,060 1,078,186
2.55%,  02/13/30 ................. 505 451,372
ASB Bank Ltd.
(d)
5.35%,  06/15/26
(e)
................ 365 368,548
1.63%,  10/22/26 ................. 505 480,432
5.40%,  11/29/27 ................. 515 524,339
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.25%),
5.28%,  06/17/32
(h)
............... 710 708,112
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%,  08/29/30
(h)
............... 55 55,986
AUB Sukuk Ltd., 2.62%,  09/09/26
(f)
....... 600 573,499
Australia & New Zealand Banking Group Ltd.
5.00%,  03/18/26 ................. 750 754,175
4.40%,  05/19/26
(d)
................ 700 695,298
4.42%,  12/16/26 ................. 1,000 998,936
4.75%,  01/18/27 ................. 1,380 1,387,147
4.90%,  07/16/27 ................. 810 817,189
3.92%,  09/30/27 ................. 1,100 1,085,268
4.62%,  12/16/29 ................. 750 746,031
6.74%,  12/08/32
(d)
................ 1,120 1,193,719
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.62%),
5.73%,  09/18/34
(d)(h)
.............. 785 791,195
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.47%),
5.20%,  09/30/35
(d)(h)
.............. 1,230 1,172,862
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
2.57%,  11/25/35
(d)(h)
.............. 2,030 1,726,813
Banc of California, (3-mo. CME Term SOFR +
2.52%), 3.25%,  05/01/31
(h)
.......... 389 367,539
Banco Bilbao Vizcaya Argentaria SA
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.70%),
6.14%,  09/14/28
(h)
............... 545 558,129
5.38%,  03/13/29 ................. 845 854,624

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.30%),
7.88%,  11/15/34
(h)
............... USD 665 $ 737,738
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.95%),
6.03%,  03/13/35
(h)
............... 960 973,099
Banco Bradesco SA
4.38%,  03/18/27
(f)
................. 400 393,647
6.50%,  01/22/30
(d)
................ 400 406,579
Banco BTG Pactual SA
(f)
6.25%,  04/08/29 ................. 400 405,082
5.75%,  01/22/30
(e)
................ 600 587,896
Banco de Bogota SA, 6.25%,  05/12/26
(f)
... 1,000 1,003,739
Banco de Chile, 2.99%,  12/09/31
(f)
....... 400 342,284
Banco de Credito del Peru S.A.
(f)
5.85%,  01/11/29 ................. 300 306,609
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.24%),
5.80%,  03/10/35
(h)
............... 800 783,197
Banco de Credito del Peru SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.45%), 3.25%,  09/30/31
(f)(h)
... 800 759,879
Banco de Credito e Inversiones SA
(e)(f)
3.50%,  10/12/27 ................. 600 578,645
2.88%,  10/14/31 ................. 400 340,324
Banco do Brasil SA
(f)
3.25%,  09/30/26 ................. 800 778,163
4.88%,  01/11/29
(e)
................ 400 384,025
6.25%,  04/18/30 ................. 800 801,955
6.00%,  03/18/31 ................. 800 792,053
Banco General SA, 4.13%,  08/07/27
(f)
..... 600 583,700
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa, 4.38%,  04/11/27
(e)
(f)
.......................... 600 589,149
Banco Internacional del Peru SAA Interbank,
3.25%,  10/04/26
(f)
................ 300 290,688
Banco Nacional de Comercio Exterior
SNC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.00%),
2.72%,  08/11/31
(f)(h)
............... 600 559,203
Banco Nacional de Panama, 2.50%,  08/11/30
(f)
800 632,726
Banco Santander Chile, 3.18%,  10/26/31
(e)(f)
. 500 438,205
Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand,
5.62%,  12/10/29
(d)
............... 600 599,448
Banco Santander SA
1.85%,  03/25/26 ................. 963 930,327
4.25%,  04/11/27 ................. 1,740 1,715,430
5.29%,  08/18/27 ................. 805 810,014
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.90%),
1.72%,  09/14/27
(h)
............... 1,498 1,422,828
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.65%),
6.53%,  11/07/27
(h)
............... 1,000 1,027,474
3.80%,  02/23/28 ................. 1,097 1,058,150
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.25%),
5.55%,  03/14/28
(h)
............... 1,315 1,328,064
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.00%),
4.18%,  03/24/28
(h)
............... 985 968,037
4.38%,  04/12/28 ................. 1,365 1,335,325
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
5.37%,  07/15/28
(h)
............... USD 1,465 $ 1,476,512
5.59%,  08/08/28 ................. 1,465 1,491,857
6.61%,  11/07/28 ................. 880 926,337
3.31%,  06/27/29 ................. 1,133 1,056,352
5.57%,  01/17/30 ................. 400 405,328
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.45%),
5.54%,  03/14/30
(h)
............... 1,350 1,360,960
3.49%,  05/28/30 ................. 1,725 1,579,468
2.75%,  12/03/30 ................. 1,270 1,088,162
2.96%,  03/25/31 ................. 700 615,445
5.44%,  07/15/31 ................. 1,270 1,281,464
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.60%),
3.23%,  11/22/32
(h)
............... 1,070 922,816
6.92%,  08/08/33 ................. 1,870 1,985,508
6.94%,  11/07/33 ................. 1,385 1,520,470
6.35%,  03/14/34 ................. 1,215 1,244,991
6.03%,  01/17/35 ................. 1,000 1,020,864
Bangkok Bank PCL
4.30%,  06/15/27
(f)
................. 800 790,753
4.45%,  09/19/28
(f)
................. 500 490,454
5.30%,  09/21/28
(f)
................. 400 403,350
9.03%,  03/15/29
(d)
................ 435 492,107
5.50%,  09/21/33
(f)
................. 555 556,906
5.65%,  07/05/34
(e)(f)
............... 800 811,619
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
3.73%,  09/25/34
(f)(h)
.............. 1,300 1,187,098
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
3.47%,  09/23/36
(f)(h)
.............. 1,200 1,037,955
Bank Bukopin Tbk. PT, 5.66%,  10/30/27
(f)
... 200 198,265
Bank Muscat SAOG, 4.75%,  03/17/26
(f)
.... 600 592,944
Bank of America Corp.
4.45%,  03/03/26 ................. 1,656 1,651,329
3.50%,  04/19/26 ................. 1,826 1,803,585
6.22%,  09/15/26 ................. 810 829,226
4.25%,  10/22/26 ................. 1,883 1,869,118
Series N, (1-day SOFR + 0.91%),
1.66%,  03/11/27
(h)
............... 2,634 2,546,492
(3-mo. CME Term SOFR + 1.32%),
3.56%,  04/23/27
(h)
............... 2,657 2,617,787
(1-day SOFR + 0.96%), 1.73%,  07/22/27
(h)
5,182 4,956,468
(1-day SOFR + 1.34%), 5.93%,  09/15/27
(h)
1,805 1,837,785
3.25%,  10/21/27 ................. 2,158 2,083,413
Series L, 4.18%,  11/25/27 ........... 2,370 2,332,326
(3-mo. CME Term SOFR + 1.84%),
3.82%,  01/20/28
(h)
............... 2,397 2,353,583
(1-day SOFR + 1.05%), 2.55%,  02/04/28
(h)
3,033 2,901,716
(3-mo. CME Term SOFR + 1.77%),
3.71%,  04/24/28
(h)
............... 1,894 1,848,110
(1-day SOFR + 1.58%), 4.38%,  04/27/28
(h)
2,045 2,024,868
(3-mo. CME Term SOFR + 1.63%),
3.59%,  07/21/28
(h)
............... 2,381 2,310,259
(1-day SOFR + 2.04%), 4.95%,  07/22/28
(h)
2,145 2,150,850
(1-day SOFR + 1.99%), 6.20%,  11/10/28
(h)
2,010 2,080,772
(3-mo. CME Term SOFR + 1.30%),
3.42%,  12/20/28
(h)
............... 6,070 5,826,270
Series FIX, (1-day SOFR + 0.83%),
4.98%,  01/24/29
(h)
............... 2,900 2,906,571
(3-mo. CME Term SOFR + 1.33%),
3.97%,  03/05/29
(h)
............... 2,501 2,434,625

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.63%), 5.20%,  04/25/29
(h)
USD 3,925 $ 3,956,913
(1-day SOFR + 1.06%), 2.09%,  06/14/29
(h)
2,038 1,859,610
(3-mo. CME Term SOFR + 1.57%),
4.27%,  07/23/29
(h)
............... 3,577 3,496,216
(1-day SOFR + 1.57%), 5.82%,  09/15/29
(h)
1,555 1,597,467
(3-mo. CME Term SOFR + 1.47%),
3.97%,  02/07/30
(h)
............... 2,871 2,762,800
(3-mo. CME Term SOFR + 1.44%),
3.19%,  07/23/30
(h)
............... 2,198 2,036,016
(3-mo. CME Term SOFR + 1.45%),
2.88%,  10/22/30
(h)
............... 1,672 1,520,345
Series FIX, (1-day SOFR + 1.00%),
5.16%,  01/24/31
(h)
............... 3,775 3,787,361
(3-mo. CME Term SOFR + 1.25%),
2.50%,  02/13/31
(h)
............... 2,953 2,614,213
(1-day SOFR + 2.15%), 2.59%,  04/29/31
(h)
3,458 3,064,245
(1-day SOFR + 1.53%), 1.90%,  07/23/31
(h)
2,117 1,795,856
(1-day SOFR + 1.37%), 1.92%,  10/24/31
(h)
2,980 2,502,253
Series N, (1-day SOFR + 1.22%),
2.65%,  03/11/32
(h)
............... 2,617 2,268,654
(1-day SOFR + 1.32%), 2.69%,  04/22/32
(h)
4,005 3,468,640
(1-day SOFR + 1.22%), 2.30%,  07/21/32
(h)
3,330 2,800,807
(1-day SOFR + 1.21%), 2.57%,  10/20/32
(h)
3,353 2,849,000
(1-day SOFR + 1.33%), 2.97%,  02/04/33
(h)
3,800 3,282,954
(1-day SOFR + 1.83%), 4.57%,  04/27/33
(h)
3,388 3,238,419
(1-day SOFR + 2.16%), 5.02%,  07/22/33
(h)
4,550 4,482,668
(1-day SOFR + 1.91%), 5.29%,  04/25/34
(h)
4,385 4,365,333
(1-day SOFR + 1.84%), 5.87%,  09/15/34
(h)
3,655 3,766,618
(1-day SOFR + 1.65%), 5.47%,  01/23/35
(h)
4,860 4,876,618
(1-day SOFR + 1.91%), 5.43%,  08/15/35
(h)
3,135 3,055,091
(1-day SOFR + 1.74%), 5.52%,  10/25/35
(h)
2,850 2,790,790
(1-day SOFR + 1.31%), 5.51%,  01/24/36
(h)
2,350 2,363,507
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
2.48%,  09/21/36
(h)
............... 2,384 1,963,055
6.11%,  01/29/37 ................. 2,107 2,179,305
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.00%),
3.85%,  03/08/37
(h)
............... 2,050 1,823,120
(3-mo. CME Term SOFR + 2.08%),
4.24%,  04/24/38
(h)
............... 2,192 1,955,762
7.75%,  05/14/38 ................. 1,725 2,018,000
(3-mo. CME Term SOFR + 1.58%),
4.08%,  04/23/40
(h)
............... 1,688 1,444,299
(1-day SOFR + 1.93%), 2.68%,  06/19/41
(h)
4,847 3,390,717
5.88%,  02/07/42 ................. 1,604 1,672,155
(1-day SOFR + 1.58%), 3.31%,  04/22/42
(h)
3,596 2,703,149
5.00%,  01/21/44 ................. 2,110 1,971,069
4.88%,  04/01/44 ................. 775 710,625
Series L, 4.75%,  04/21/45 ........... 613 538,992
(3-mo. CME Term SOFR + 2.25%),
4.44%,  01/20/48
(h)
............... 1,949 1,643,241
(3-mo. CME Term SOFR + 1.45%),
3.95%,  01/23/49
(h)
............... 1,283 995,323
(3-mo. CME Term SOFR + 1.78%),
4.33%,  03/15/50
(h)
............... 2,866 2,357,422
(3-mo. CME Term SOFR + 3.41%),
4.08%,  03/20/51
(h)
............... 5,327 4,181,112
(1-day SOFR + 1.88%), 2.83%,  10/24/51
(h)
1,110 685,493
Series N, (1-day SOFR + 1.65%),
3.48%,  03/13/52
(h)
............... 1,135 802,888
(1-day SOFR + 1.56%), 2.97%,  07/21/52
(h)
2,274 1,447,615
Bank of America NA
5.53%,  08/18/26 ................. 1,765 1,790,399
6.00%,  10/15/36 ................. 1,325 1,371,827
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of China Ltd.
(f)
1.40%,  04/28/26 ................. USD 1,000 $ 962,043
4.63%,  06/26/26 ................. 1,000 1,000,385
3.50%,  04/20/27 ................. 200 195,806
(SOFR Index + 0.50%), 4.86%,  06/14/27
(h)
800 799,581
(SOFR Index + 0.55%), 4.92%,  06/26/27
(h)
400 400,185
(SOFR Index + 0.59%), 4.90%,  09/30/27
(h)
200 200,384
3.63%,  04/17/29 ................. 400 382,604
Bank of Communications Co. Ltd.
(f)
4.88%,  02/28/26 ................. 600 601,023
(SOFR Index + 0.55%), 4.94%,  08/01/27
(h)
800 800,181
Bank of Communications Hong Kong Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
2.30%,  07/08/31
(f)(h)
.............. 1,100 1,060,825
Bank of East Asia Ltd. (The)
(f)(h)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.30%),
6.63%,  03/13/27 ................ 250 252,143
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
6.75%,  03/15/27 ................ 500 504,695
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.30%),
4.88%,  04/22/32 ................ 500 480,038
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
6.75%,  06/27/34 ................ 750 742,594
Bank of Ireland Group plc
(d)(h)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
2.03%,  09/30/27 ................ 500 476,863
(1-day SOFR + 1.62%), 5.60%,  03/20/30 . 625 632,734
Bank of Montreal
5.30%,  06/05/26 ................. 810 817,470
1.25%,  09/15/26 ................. 1,305 1,237,282
5.27%,  12/11/26 ................. 1,040 1,051,825
2.65%,  03/08/27 ................. 925 889,433
5.37%,  06/04/27 ................. 910 923,480
Series f2f, (1-day SOFR + 0.88%),
4.57%,  09/10/27
(h)
............... 400 399,000
Series H, 4.70%,  09/14/27 ........... 955 955,508
5.20%,  02/01/28 ................. 1,205 1,218,358
5.72%,  09/25/28 ................. 1,775 1,823,692
(SOFR Index + 0.67%), 5.00%,  01/27/29
(h)
585 586,836
(1-day SOFR + 1.25%), 4.64%,  09/10/30
(h)
375 368,993
5.51%,  06/04/31 ................. 1,020 1,037,226
(5-Year USD Swap Semi + 1.43%),
3.80%,  12/15/32
(h)
............... 806 773,526
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
3.09%,  01/10/37
(h)
............... 915 763,821
Bank of New Zealand
(d)
2.29%,  01/27/27 ................. 530 506,391
4.85%,  02/07/28 ................. 500 501,242
5.08%,  01/30/29 ................. 1,190 1,203,118
Bank of Nova Scotia (The)
4.75%,  02/02/26 ................. 1,035 1,037,570
1.05%,  03/02/26 ................. 810 780,414
1.35%,  06/24/26 ................. 645 616,956
2.70%,  08/03/26 ................. 1,123 1,091,789
1.30%,  09/15/26 ................. 720 682,991
5.35%,  12/07/26 ................. 1,095 1,108,616
1.95%,  02/02/27 ................. 1,170 1,111,952
2.95%,  03/11/27 ................. 759 732,850

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.40%,  06/04/27 ................. USD 945 $ 959,777
5.25%,  06/12/28 ................. 1,140 1,155,850
(1-day SOFR + 1.00%), 4.40%,  09/08/28
(h)
375 371,338
(1-day SOFR + 0.89%), 4.93%,  02/14/29
(h)
675 674,868
5.45%,  08/01/29 ................. 585 595,957
4.85%,  02/01/30 ................. 1,440 1,431,076
(1-day SOFR + 1.07%), 5.13%,  02/14/31
(h)
675 674,851
2.15%,  08/01/31 ................. 1,085 906,561
2.45%,  02/02/32 ................. 840 705,819
(1-day SOFR + 1.44%), 4.74%,  11/10/32
(h)
375 364,610
5.65%,  02/01/34 ................. 970 989,716
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
4.59%,  05/04/37
(h)
............... 735 674,270
Bank of the Philippine Islands,
5.25%,  03/26/29
(f)
................ 200 200,487
Bank OZK, (3-mo. CME Term SOFR + 2.09%),
2.75%,  10/01/31
(h)
............... 210 185,879
BankUnited, Inc., 5.13%,  06/11/30 ....... 565 546,880
Banque Federative du Credit Mutuel SA
(d)
5.90%,  07/13/26 ................. 750 761,455
1.60%,  10/04/26 ................. 920 873,767
5.09%,  01/23/27 ................. 1,385 1,390,459
4.75%,  07/13/27 ................. 545 543,153
5.19%,  02/16/28 ................. 785 790,081
5.79%,  07/13/28 ................. 795 813,117
5.54%,  01/22/30 ................. 400 405,258
Banque Saudi Fransi, 4.75%,  05/31/28
(f)
... 800 790,500
Barclays plc
5.20%,  05/12/26 ................. 1,975 1,978,524
(1-day SOFR + 2.21%), 5.83%,  05/09/27
(h)
1,600 1,618,273
(1-day SOFR + 1.88%), 6.50%,  09/13/27
(h)
1,240 1,269,074
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.05%),
2.28%,  11/24/27
(h)
............... 1,620 1,546,137
4.34%,  01/10/28 ................. 1,629 1,604,210
(1-day SOFR + 1.49%), 5.67%,  03/12/28
(h)
840 851,848
4.84%,  05/09/28 ................. 2,038 2,015,117
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.65%),
5.50%,  08/09/28
(h)
............... 1,695 1,713,312
(1-day SOFR + 1.34%), 4.84%,  09/10/28
(h)
765 762,133
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.30%),
7.39%,  11/02/28
(h)
............... 1,405 1,487,876
4.97%,  05/16/29
(h)
................ 1,835 1,827,464
(1-day SOFR + 2.22%), 6.49%,  09/13/29
(h)
1,150 1,199,142
(1-day SOFR + 1.74%), 5.69%,  03/12/30
(h)
1,655 1,680,268
5.09%,  06/20/30
(h)
................ 1,625 1,589,479
(1-day SOFR + 1.56%), 4.94%,  09/10/30
(h)
1,340 1,319,110
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
2.65%,  06/24/31
(h)
............... 728 635,498
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
2.67%,  03/10/32
(h)
............... 925 789,885
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
2.89%,  11/24/32
(h)
............... 1,010 858,144
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.00%),
5.75%,  08/09/33
(h)
............... 905 909,275
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.50%),
7.44%,  11/02/33
(h)
............... 1,845 2,042,075
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 2.98%), 6.22%,  05/09/34
(h)
USD 1,775 $ 1,830,564
(1-day SOFR + 3.57%), 7.12%,  06/27/34
(h)
1,325 1,421,591
(1-day SOFR + 2.62%), 6.69%,  09/13/34
(h)
1,430 1,521,455
(1-day SOFR + 1.91%), 5.34%,  09/10/35
(h)
2,220 2,153,748
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.90%),
3.56%,  09/23/35
(h)
............... 1,165 1,039,136
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
3.81%,  03/10/42
(h)
............... 552 428,069
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
3.33%,  11/24/42
(h)
............... 1,245 904,482
5.25%,  08/17/45 ................. 1,785 1,674,637
4.95%,  01/10/47 ................. 1,852 1,656,062
(1-day SOFR + 2.42%), 6.04%,  03/12/55
(h)
700 704,042
BBG Sukuk Ltd., 4.56%,  10/09/29
(f)
....... 400 393,699
BBK BSC, 6.88%,  06/06/29
(f)
.......... 400 404,636
BBVA Bancomer SA, 5.25%,  09/10/29
(e)(f)
... 1,000 983,474
BNP Paribas SA
(d)
4.38%,  05/12/26 ................. 970 961,761
4.63%,  03/13/27 ................. 940 931,197
(1-day SOFR + 0.91%), 1.68%,  06/30/27
(h)
1,120 1,070,731
3.50%,  11/16/27 ................. 690 663,724
(1-day SOFR + 1.23%), 2.59%,  01/20/28
(h)
625 596,875
4.40%,  08/14/28 ................. 1,525 1,490,984
(1-day SOFR + 1.61%), 1.90%,  09/30/28
(h)
2,720 2,506,082
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.45%),
5.13%,  01/13/29
(h)
............... 2,310 2,317,134
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.34%,  06/12/29
(h)
............... 1,090 1,099,805
(1-day SOFR + 1.22%), 2.16%,  09/15/29
(h)
2,095 1,889,331
(1-day SOFR + 1.52%), 5.18%,  01/09/30
(h)
2,375 2,378,947
(3-mo. CME Term SOFR + 2.83%),
5.20%,  01/10/30
(h)
............... 1,378 1,375,623
(1-day SOFR + 1.59%), 5.50%,  05/20/30
(h)
955 961,626
(1-day SOFR + 1.28%), 5.28%,  11/19/30
(h)
1,200 1,196,132
(1-day SOFR + 1.51%), 3.05%,  01/13/31
(h)
2,470 2,222,612
(3-mo. CME Term SOFR + 1.39%),
2.87%,  04/19/32
(h)
............... 1,838 1,582,545
(1-day SOFR + 1.56%), 3.13%,  01/20/33
(h)
1,538 1,325,398
(5-Year USD Swap Semi + 1.48%),
4.38%,  03/01/33
(h)
............... 1,528 1,466,609
(1-day SOFR + 1.87%), 5.89%,  12/05/34
(h)
1,970 2,027,709
(1-day SOFR + 1.88%), 5.74%,  02/20/35
(e)
(h)
.......................... 1,550 1,560,119
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
2.59%,  08/12/35
(h)
............... 1,790 1,513,863
(1-day SOFR + 1.92%), 5.91%,  11/19/35
(h)
1,735 1,708,439
2.82%,  01/26/41
(e)
................ 785 539,440
BOS Funding Ltd.
(f)
7.00%,  03/14/28 ................. 400 409,755
5.25%,  09/12/29 ................. 600 579,671
Boubyan Sukuk Ltd., 3.39%,  03/29/27
(f)
.... 400 385,891
Boubyan Tier 1 Sukuk Ltd., (5-Year USD Swap
Semi + 2.90%), 3.95%
(f)(h)(j)
........... 400 382,013
BPCE SA
4.88%,  04/01/26
(d)
................ 655 653,024
3.38%,  12/02/26 ................. 771 754,043
5.20%,  01/18/27
(d)
................ 975 981,982
4.75%,  07/19/27
(d)(e)
............... 1,060 1,058,496

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.09%), 2.05%,  10/19/27
(d)
(h)
.......................... USD 900 $ 855,155
(1-day SOFR + 1.98%), 6.61%,  10/19/27
(d)
(h)
.......................... 1,005 1,029,895
3.50%,  10/23/27
(d)
................ 940 902,029
3.25%,  01/11/28
(d)
................ 1,175 1,117,555
5.13%,  01/18/28
(d)
................ 1,085 1,087,030
4.63%,  09/12/28
(d)
................ 981 960,114
5.28%,  05/30/29
(d)
................ 900 905,622
2.70%,  10/01/29
(d)(e)
............... 1,241 1,115,658
(1-day SOFR + 2.27%), 6.71%,  10/19/29
(d)
(h)
.......................... 1,120 1,168,540
(1-day SOFR + 1.96%), 5.72%,  01/18/30
(d)
(h)
.......................... 1,215 1,227,457
(1-day SOFR + 1.68%), 5.88%,  01/14/31
(d)
(h)
.......................... 250 253,788
(1-day SOFR + 1.31%), 2.28%,  01/20/32
(d)
(h)
.......................... 1,725 1,425,965
(1-day SOFR + 1.73%), 3.12%,  10/19/32
(d)
(h)
.......................... 1,020 848,610
(1-day SOFR + 2.87%), 5.75%,  07/19/33
(d)
(h)
.......................... 1,350 1,341,265
(1-day SOFR + 2.59%), 7.00%,  10/19/34
(d)
(h)
.......................... 930 995,949
(1-day SOFR + 2.79%), 6.51%,  01/18/35
(d)
(h)
.......................... 720 727,849
(1-day SOFR + 1.85%), 5.94%,  05/30/35
(d)
(h)
.......................... 930 927,908
(1-day SOFR + 2.04%), 6.29%,  01/14/36
(d)
(h)
.......................... 1,295 1,323,906
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
3.65%,  01/14/37
(d)(h)
.............. 1,260 1,067,032
(1-day SOFR + 1.95%), 3.58%,  10/19/42
(d)
(h)
.......................... 800 570,841
BSF Finance, 5.50%,  11/23/27
(f)
........ 600 605,938
BSF Sukuk Co. Ltd., 5.00%,  01/25/29
(f)
.... 800 793,935
Burgan Bank SAK, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.23%), 2.75%,  12/15/31
(f)(h)
......... 600 559,943
CaixaBank SA
(d)(h)
(1-day SOFR + 2.08%), 6.68%,  09/13/27 . 695 713,986
(1-day SOFR + 2.70%), 6.21%,  01/18/29 . 745 766,644
(SOFR Index + 1.78%), 5.67%,  03/15/30 . 795 808,469
(1-day SOFR + 2.77%), 6.84%,  09/13/34 . 585 624,546
(1-day SOFR + 2.26%), 6.04%,  06/15/35 . 630 640,570
Canadian Imperial Bank of Commerce
1.25%,  06/22/26 ................. 578 552,264
5.62%,  07/17/26 ................. 415 420,555
5.93%,  10/02/26 ................. 790 806,558
3.45%,  04/07/27 ................. 610 595,123
5.24%,  06/28/27 ................. 1,340 1,354,986
(1-day SOFR + 0.93%), 4.51%,  09/11/27
(h)
480 478,018
(1-day SOFR + 0.72%), 4.86%,  01/13/28
(h)
300 300,409
5.00%,  04/28/28 ................. 880 883,219
5.99%,  10/03/28 ................. 905 936,678
5.26%,  04/08/29 ................. 860 868,602
(1-day SOFR + 1.34%), 4.63%,  09/11/30
(h)
610 598,526
(1-day SOFR + 1.11%), 5.25%,  01/13/31
(h)
400 402,335
3.60%,  04/07/32 ................. 880 793,170
6.09%,  10/03/33 ................. 1,130 1,182,523
CBQ Finance Ltd.
(f)
2.00%,  05/12/26 ................. 800 769,349
5.38%,  03/28/29 ................. 800 804,616
China Citic Bank Corp. Ltd., 1.25%,  02/02/26
(f)
200 193,310
Security
Par (000)
Par (000) Value
Banks (continued)
China CITIC Bank International Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.65%), 6.00%,  12/05/33
(f)(h)
... USD 500 $ 514,880
China Construction Bank Asia Corp. Ltd., (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 1.55%), 5.71%
(f)(h)(j)
... 750 758,615
China Construction Bank Corp.
(f)
1.46%,  04/22/26 ................. 1,000 963,577
4.50%,  05/31/26 ................. 400 399,588
(SOFR Index + 0.55%), 4.90%,  07/16/27
(h)
800 800,952
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
2.85%,  01/21/32
(h)
............... 3,400 3,275,107
China Merchants Bank Co. Ltd.,
1.25%,  09/01/26
(f)
................ 400 379,236
CIMB Bank Bhd., 2.13%,  07/20/27
(f)
...... 400 376,496
Citibank NA
5.44%,  04/30/26 ................. 2,035 2,055,541
4.93%,  08/06/26 ................. 925 929,587
5.49%,  12/04/26 ................. 1,855 1,884,345
(1-day SOFR + 0.71%), 4.88%,  11/19/27
(h)
1,465 1,467,766
5.80%,  09/29/28 ................. 1,715 1,773,682
4.84%,  08/06/29 ................. 2,045 2,046,543
5.57%,  04/30/34 ................. 2,495 2,537,860
Citigroup, Inc.
4.60%,  03/09/26 ................. 1,435 1,433,806
3.40%,  05/01/26 ................. 1,862 1,833,813
3.20%,  10/21/26 ................. 2,527 2,465,436
4.30%,  11/20/26 ................. 1,253 1,243,939
(1-day SOFR + 0.77%), 1.46%,  06/09/27
(h)
2,143 2,049,181
4.45%,  09/29/27 ................. 2,371 2,344,675
(3-mo. CME Term SOFR + 1.82%),
3.89%,  01/10/28
(h)
............... 1,844 1,813,437
6.63%,  01/15/28 ................. 926 976,170
(1-day SOFR + 1.28%), 3.07%,  02/24/28
(h)
3,195 3,083,843
(1-day SOFR + 1.89%), 4.66%,  05/24/28
(h)
1,215 1,209,745
(3-mo. CME Term SOFR + 1.65%),
3.67%,  07/24/28
(h)
............... 2,111 2,049,846
4.13%,  07/25/28 ................. 1,415 1,381,123
(3-mo. CME Term SOFR + 1.41%),
3.52%,  10/27/28
(h)
............... 2,803 2,703,179
(3-mo. CME Term SOFR + 1.45%),
4.08%,  04/23/29
(h)
............... 1,669 1,627,172
(1-day SOFR + 1.36%), 5.17%,  02/13/30
(h)
2,380 2,386,527
(3-mo. CME Term SOFR + 1.60%),
3.98%,  03/20/30
(h)
............... 1,975 1,892,893
(1-day SOFR + 1.34%), 4.54%,  09/19/30
(h)
2,520 2,456,842
(1-day SOFR + 1.42%), 2.98%,  11/05/30
(h)
1,514 1,375,540
(1-day SOFR + 1.15%), 2.67%,  01/29/31
(h)
2,165 1,925,826
(1-day SOFR + 3.91%), 4.41%,  03/31/31
(h)
3,258 3,143,278
(1-day SOFR + 2.11%), 2.57%,  06/03/31
(h)
3,665 3,214,703
(1-day SOFR + 1.17%), 2.56%,  05/01/32
(h)
2,254 1,924,218
6.63%,  06/15/32 ................. 1,674 1,791,398
(1-day SOFR + 1.18%), 2.52%,  11/03/32
(h)
2,600 2,185,974
(1-day SOFR + 1.35%), 3.06%,  01/25/33
(h)
2,581 2,232,386
5.88%,  02/22/33 ................. 1,146 1,172,453
(1-day SOFR + 1.94%), 3.79%,  03/17/33
(h)
3,355 3,029,681
(1-day SOFR + 2.09%), 4.91%,  05/24/33
(h)
1,760 1,704,199
6.00%,  10/31/33 ................. 1,210 1,244,360
(1-day SOFR + 2.34%), 6.27%,  11/17/33
(h)
2,905 3,050,758
(1-day SOFR + 2.66%), 6.17%,  05/25/34
(h)
2,775 2,831,086
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.28%),
5.59%,  11/19/34
(h)
............... 715 711,006
(1-day SOFR + 2.06%), 5.83%,  02/13/35
(h)
2,630 2,612,020

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.45%), 5.45%,  06/11/35
(h)
USD 2,600 $ 2,590,894
(1-day SOFR + 1.83%), 6.02%,  01/24/36
(h)
2,590 2,594,322
6.13%,  08/25/36 ................. 810 824,952
(3-mo. CME Term SOFR + 1.43%),
3.88%,  01/24/39
(h)
............... 1,282 1,076,757
8.13%,  07/15/39 ................. 1,832 2,265,067
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.73%),
5.41%,  09/19/39
(h)
............... 180 171,756
(1-day SOFR + 4.55%), 5.32%,  03/26/41
(h)
1,371 1,320,457
5.88%,  01/30/42 ................. 1,164 1,191,839
(1-day SOFR + 1.38%), 2.90%,  11/03/42
(h)
1,327 928,978
6.68%,  09/13/43 ................. 1,055 1,152,824
5.30%,  05/06/44 ................. 995 939,769
4.65%,  07/30/45 ................. 1,096 959,902
4.75%,  05/18/46 ................. 2,115 1,837,493
(3-mo. CME Term SOFR + 2.10%),
4.28%,  04/24/48
(h)
............... 1,106 906,750
4.65%,  07/23/48 ................. 2,546 2,198,905
Citizens Bank NA
3.75%,  02/18/26 ................. 345 341,362
(1-day SOFR + 2.00%), 4.58%,  08/09/28
(h)
520 514,884
Citizens Financial Group, Inc.
2.85%,  07/27/26 ................. 160 155,351
(1-day SOFR + 2.01%), 5.84%,  01/23/30
(h)
905 920,683
2.50%,  02/06/30 ................. 600 527,041
3.25%,  04/30/30 ................. 1,320 1,197,139
(1-day SOFR + 1.91%), 5.72%,  07/23/32
(h)
785 792,176
2.64%,  09/30/32 ................. 425 346,400
(1-day SOFR + 2.33%), 6.65%,  04/25/35
(h)
820 868,867
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
5.64%,  05/21/37
(h)
............... 365 354,044
Comerica Bank, (1-day SOFR + 2.61%),
5.33%,  08/25/33
(h)
............... 295 280,934
Comerica, Inc.
4.00%,  02/01/29 ................. 1,150 1,095,958
(1-day SOFR + 2.16%), 5.98%,  01/30/30
(h)
695 701,765
Commercial Bank of Dubai PSC
(f)
(6-Year USD Constant Maturity + 5.60%),
6.00%
(h)(j)
..................... 400 399,584
5.32%,  06/14/28 ................. 600 602,793
4.86%,  10/10/29 ................. 400 393,679
Commercial Bank PSQC (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.50%
(f)(h)(j)
......... 400 389,698
Commonwealth Bank of Australia
5.32%,  03/13/26 ................. 685 691,190
2.85%,  05/18/26
(d)
................ 405 396,940
1.13%,  06/15/26
(d)
................ 1,440 1,377,196
2.63%,  09/06/26
(d)
................ 855 831,037
4.58%,  11/27/26 ................. 1,000 1,002,434
2.55%,  03/14/27
(d)
................ 1,161 1,117,006
3.15%,  09/19/27
(d)(e)
............... 810 782,911
3.90%,  03/16/28
(d)(e)
............... 990 970,871
2.69%,  03/11/31
(d)
................ 1,465 1,255,848
1.88%,  09/15/31
(d)
................ 645 538,189
3.78%,  03/14/32
(d)
................ 995 887,667
5.84%,  03/13/34
(d)
................ 1,315 1,327,105
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
3.61%,  09/12/34
(d)(h)
.............. 1,800 1,661,390
3.74%,  09/12/39
(d)
................ 1,799 1,439,087
3.31%,  03/11/41
(d)
................ 1,220 898,609
3.90%,  07/12/47
(d)
................ 1,450 1,140,538
Security
Par (000)
Par (000) Value
Banks (continued)
4.32%,  01/10/48
(d)
................ USD 1,130 $ 908,359
Cooperatieve Rabobank UA
3.75%,  07/21/26 ................. 867 851,596
5.50%,  10/05/26 ................. 1,000 1,016,286
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.55%),
1.11%,  02/24/27
(d)(h)
.............. 1,340 1,288,390
5.04%,  03/05/27 ................. 740 747,526
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.73%),
1.98%,  12/15/27
(d)(h)
.............. 1,498 1,422,280
4.88%,  01/21/28 ................. 500 504,421
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.22%),
3.65%,  04/06/28
(d)(h)
.............. 980 953,283
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
4.66%,  08/22/28
(d)(h)
.............. 970 962,136
4.80%,  01/09/29 ................. 640 641,428
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
5.56%,  02/28/29
(d)(h)
.............. 995 1,011,343
4.49%,  10/17/29 ................. 770 761,283
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.12%),
5.45%,  03/05/30
(d)(e)(h)
............ 735 744,671
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.00%),
5.71%,  01/21/33
(d)(h)
.............. 750 762,238
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.42%),
3.76%,  04/06/33
(d)(h)
.............. 370 333,673
5.25%,  05/24/41 ................. 1,762 1,717,859
5.75%,  12/01/43 ................. 1,446 1,445,023
5.25%,  08/04/45 ................. 1,086 1,028,323
Credit Agricole SA
(d)
5.59%,  07/05/26 ................. 810 820,232
4.13%,  01/10/27 ................. 1,160 1,143,297
2.02%,  01/11/27 ................. 1,150 1,092,182
5.13%,  03/11/27 ................. 690 694,527
5.30%,  07/12/28 ................. 1,620 1,637,483
(1-day SOFR + 1.21%), 4.63%,  09/11/28
(h)
1,175 1,161,966
(1-day SOFR + 1.13%), 5.23%,  01/09/29
(h)
520 521,687
(1-day SOFR + 1.86%), 6.32%,  10/03/29
(h)
1,115 1,157,758
(1-day SOFR + 1.69%), 5.34%,  01/10/30
(h)
1,435 1,441,741
3.25%,  01/14/30 ................. 1,558 1,416,480
(5-Year USD Swap Semi + 1.64%),
4.00%,  01/10/33
(h)
............... 1,175 1,117,833
5.51%,  07/05/33 ................. 625 631,142
5.37%,  03/11/34
(e)
................ 980 980,890
(1-day SOFR + 2.67%), 6.25%,  01/10/35
(h)
1,850 1,871,825
(1-day SOFR + 1.74%), 5.86%,  01/09/36
(h)
1,200 1,210,229
2.81%,  01/11/41
(e)
................ 1,385 940,318
Dah Sing Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.95%), 3.00%,  11/02/31
(f)(h)
.......... 250 237,348
Danske Bank A/S
(d)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.73%),
1.55%,  09/10/27
(h)
............... 450 427,278
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
5.43%,  03/01/28
(h)
............... 1,080 1,091,930

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
4.30%,  04/01/28
(h)
............... USD 1,330 $ 1,312,456
4.38%,  06/12/28 ................. 555 544,297
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
5.71%,  03/01/30
(h)
............... 1,450 1,475,285
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
4.61%,  10/02/30
(h)
............... 1,020 993,931
DBS Group Holdings Ltd.
1.19%,  03/15/27
(d)
................ 45 42,033
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
1.82%,  03/10/31
(f)(h)
.............. 600 579,878
Development Bank of Kazakhstan JSC,
5.50%,  04/15/27
(f)
................ 600 603,239
DIB Sukuk Ltd.
(f)
1.96%,  06/22/26 ................. 1,000 958,676
2.74%,  02/16/27 ................. 200 191,019
5.49%,  11/30/27 ................. 1,400 1,418,626
4.80%,  08/16/28 ................. 1,000 989,331
5.24%,  03/04/29 ................. 1,000 1,000,838
DIB Tier 1 Sukuk 4 Ltd., (6-Year USD Constant
Maturity + 4.08%), 4.63%
(f)(h)(j)
......... 1,000 974,831
DIB Tier 1 Sukuk 5 Ltd., (6-Year USD Constant
Maturity + 2.25%), 3.38%
(f)(h)(j)
......... 400 378,911
DIB Tier 1 Sukuk 6 Ltd., (6-Year USD Constant
Maturity + 1.33%), 5.25%
(f)(h)(j)
......... 200 194,917
Discover Bank
4.25%,  03/13/26 ................. 405 402,349
3.45%,  07/27/26 ................. 470 460,569
4.65%,  09/13/28 ................. 1,129 1,111,020
2.70%,  02/06/30 ................. 690 613,078
DNB Bank ASA
(d)(h)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.72%),
1.54%,  05/25/27 ................ 1,030 986,358
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.68%),
1.61%,  03/30/28 ................ 370 345,139
(1-day SOFR + 1.05%), 4.85%,  11/05/30 . 870 862,430
Doha Finance Ltd.
(f)
2.38%,  03/31/26 ................. 400 386,658
5.25%,  03/12/29 ................. 600 596,761
Dukhan Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.08%), 3.95%
(f)(h)(j)
............... 400 385,665
EI Sukuk Co. Ltd.
(f)
2.08%,  11/02/26 ................. 200 190,075
5.43%,  05/28/29 ................. 800 808,777
Emirates NBD Bank PJSC
(f)
(6-Year USD Constant Maturity + 5.70%),
6.13%
(h)(j)
..................... 600 602,621
(6-Year USD Constant Maturity + 3.16%),
4.25%
(h)(j)
..................... 800 769,026
5.63%,  10/21/27 ................. 600 610,283
5.88%,  10/11/28 ................. 800 823,031
(1-day SOFR + 1.40%), 5.74%,  01/31/29
(h)
600 609,799
Fab Sukuk Co. Ltd.
(f)
2.59%,  03/02/27 ................. 400 383,071
4.58%,  01/17/28 ................. 400 397,301
4.78%,  01/23/29 ................. 800 794,090
Security
Par (000)
Par (000) Value
Banks (continued)
Federation des Caisses Desjardins du
Quebec
(d)
4.55%,  08/23/27 ................. USD 710 $ 703,707
5.70%,  03/14/28 ................. 905 925,862
5.25%,  04/26/29 ................. 1,015 1,023,529
Fifth Third Bancorp
2.55%,  05/05/27 ................. 887 844,859
(1-day SOFR + 0.69%), 1.71%,  11/01/27
(h)
525 497,464
3.95%,  03/14/28 ................. 928 901,297
(1-day SOFR + 1.36%), 4.06%,  04/25/28
(h)
515 505,007
(SOFR Index + 2.19%), 6.36%,  10/27/28
(h)
1,030 1,065,196
(1-day SOFR + 2.34%), 6.34%,  07/27/29
(h)
195 202,802
(SOFR Index + 2.13%), 4.77%,  07/28/30
(h)
705 692,946
(1-day SOFR + 1.49%), 4.90%,  09/06/30
(h)
265 261,896
(1-day SOFR + 1.84%), 5.63%,  01/29/32
(h)
955 968,250
(1-day SOFR + 1.66%), 4.34%,  04/25/33
(h)
345 321,896
8.25%,  03/01/38 ................. 1,095 1,312,598
Fifth Third Bank NA
2.25%,  02/01/27 ................. 695 662,405
(1-day SOFR + 0.81%), 4.97%,  01/28/28
(h)
515 517,830
Fifth Third Bank, Inc., 3.85%,  03/15/26 .... 298 294,542
First Abu Dhabi Bank PJSC
(f)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.14%),
4.50%
(h)(j)
..................... 1,000 981,260
5.13%,  10/13/27 ................. 1,000 1,007,085
4.38%,  04/24/28 ................. 800 785,795
4.77%,  06/06/28 ................. 800 795,916
(1-day SOFR + 1.20%), 5.54%,  01/29/29
(h)
400 400,128
5.00%,  02/28/29 ................. 800 801,242
(1-day SOFR + 1.05%), 5.40%,  07/22/29
(h)
200 201,398
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
6.32%,  04/04/34
(h)
............... 1,000 1,022,225
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.55%),
5.80%,  01/16/35
(h)
............... 1,000 1,003,717
First Horizon Bank, 5.75%,  05/01/30 ...... 575 573,907
First-Citizens Bank & Trust Co.,
6.13%,  03/09/28 ................ 470 483,419
FNB Corp., (SOFR Index + 1.93%),
5.72%,  12/11/30
(h)
................ 40 39,776
GFH Senior Sukuk Ltd., 7.50%,  11/06/29
(f)
.. 600 593,584
Goldman Sachs Capital I, 6.35%,  02/15/34 .. 1,304 1,361,476
Grupo Aval Ltd., 4.38%,  02/04/30
(f)
....... 1,000 896,675
HBOS plc, 6.00%,  11/01/33
(d)(e)
......... 175 175,176
HDFC Bank Ltd.
(f)
5.69%,  03/02/26 ................. 800 805,517
5.20%,  02/15/27 ................. 400 401,201
5.18%,  02/15/29 ................. 400 401,141
HSBC Bank USA NA
5.88%,  11/01/34 ................. 475 484,735
5.63%,  08/15/35 ................. 685 689,855
7.00%,  01/15/39 ................. 845 941,601
HSBC Holdings plc
(1-day SOFR + 1.29%), 1.59%,  05/24/27
(e)
(h)
.......................... 500 479,343
(1-day SOFR + 1.57%), 5.89%,  08/14/27
(h)
1,965 1,994,368
(1-day SOFR + 1.10%), 2.25%,  11/22/27
(h)
150 143,458
(3-mo. CME Term SOFR + 1.81%),
4.04%,  03/13/28
(h)
............... 2,720 2,672,802
(1-day SOFR + 1.06%), 5.60%,  05/17/28
(h)
1,535 1,554,137
(1-day SOFR + 2.11%), 4.76%,  06/09/28
(h)
2,530 2,518,380
(1-day SOFR + 2.61%), 5.21%,  08/11/28
(h)
1,950 1,959,256
(1-day SOFR + 1.73%), 2.01%,  09/22/28
(h)
1,997 1,848,893

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 3.35%), 7.39%,  11/03/28
(h)
USD 2,080 $ 2,201,492
(1-day SOFR + 1.04%), 5.13%,  11/19/28
(h)
1,200 1,202,945
(1-day SOFR + 1.97%), 6.16%,  03/09/29
(h)
2,185 2,248,336
(3-mo. CME Term SOFR + 1.80%),
4.58%,  06/19/29
(h)
............... 2,619 2,572,254
(1-day SOFR + 1.29%), 2.21%,  08/17/29
(h)
2,125 1,922,795
(1-day SOFR + 1.46%), 5.55%,  03/04/30
(h)
1,590 1,607,124
4.95%,  03/31/30 ................. 2,370 2,360,076
(3-mo. CME Term SOFR + 1.87%),
3.97%,  05/22/30
(h)
............... 3,038 2,885,788
(1-day SOFR + 1.29%), 5.29%,  11/19/30
(h)
1,710 1,708,222
(1-day SOFR + 2.39%), 2.85%,  06/04/31
(h)
1,369 1,209,500
(1-day SOFR + 1.95%), 2.36%,  08/18/31
(h)
1,165 997,756
(1-day SOFR + 1.52%), 5.73%,  05/17/32
(h)
1,595 1,618,672
(1-day SOFR + 1.19%), 2.80%,  05/24/32
(h)
3,205 2,748,296
(1-day SOFR + 1.41%), 2.87%,  11/22/32
(h)
1,993 1,696,677
(1-day SOFR + 2.53%), 4.76%,  03/29/33
(h)
1,845 1,742,223
(1-day SOFR + 2.87%), 5.40%,  08/11/33
(h)
2,385 2,370,767
(1-day SOFR + 4.25%), 8.11%,  11/03/33
(h)
1,945 2,204,796
(1-day SOFR + 2.39%), 6.25%,  03/09/34
(h)
2,225 2,322,167
(1-day SOFR + 2.98%), 6.55%,  06/20/34
(h)
1,685 1,748,173
(1-day SOFR + 3.02%), 7.40%,  11/13/34
(h)
1,860 2,037,240
(1-day SOFR + 1.78%), 5.72%,  03/04/35
(e)
(h)
.......................... 1,415 1,432,887
(1-day SOFR + 1.90%), 5.87%,  11/18/35
(h)
1,620 1,591,966
6.50%,  05/02/36 ................. 1,485 1,548,591
6.50%,  09/15/37 ................. 2,705 2,812,455
6.80%,  06/01/38 ................. 1,079 1,153,145
6.10%,  01/14/42 ................. 950 1,014,469
(1-day SOFR + 2.65%), 6.33%,  03/09/44
(h)
2,620 2,769,651
5.25%,  03/14/44 ................. 1,670 1,545,586
HSBC USA, Inc., 5.29%,  03/04/27 ....... 1,240 1,257,722
Huntington Bancshares, Inc.
(1-day SOFR + 1.97%), 4.44%,  08/04/28
(h)
495 489,261
(1-day SOFR + 2.02%), 6.21%,  08/21/29
(h)
460 476,246
2.55%,  02/04/30 ................. 844 745,502
(1-day SOFR + 1.28%), 5.27%,  01/15/31
(h)
580 581,211
(1-day SOFR + 2.05%), 5.02%,  05/17/33
(h)
295 283,918
(SOFR Index + 1.87%), 5.71%,  02/02/35
(h)
1,195 1,194,941
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.17%),
2.49%,  08/15/36
(h)
............... 667 543,862
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
6.14%,  11/18/39
(h)
............... 765 767,619
Huntington National Bank (The)
(SOFR Index + 1.65%), 4.55%,  05/17/28
(h)
535 530,506
5.65%,  01/10/30 ................. 555 565,877
ICICI Bank Ltd.
(f)
4.00%,  03/18/26 ................. 850 841,782
3.80%,  12/14/27 ................. 500 486,204
Industrial & Commercial Bank of China Ltd.
(SOFR Index + 0.60%), 4.89%,  10/25/26
(f)(h)
600 601,122
5.38%,  10/25/26
(f)
................. 600 607,549
1.63%,  10/28/26
(f)
................. 2,000 1,901,868
(SOFR Index + 0.48%), 4.86%,  05/23/27
(f)(h)
400 399,496
3.54%,  11/08/27 ................. 750 730,470
Industrial Bank Co. Ltd., (SOFR Index +
0.56%), 4.95%,  08/14/27
(f)(h)
......... 600 599,528
ING Groep NV
3.95%,  03/29/27 ................. 2,283 2,244,245
(1-day SOFR + 1.01%), 1.73%,  04/01/27
(h)
1,010 974,838
(1-day SOFR + 1.56%), 6.08%,  09/11/27
(h)
1,000 1,018,570
(1-day SOFR + 1.83%), 4.02%,  03/28/28
(h)
590 579,019
4.55%,  10/02/28 ................. 1,293 1,274,415
Security
Par (000)
Par (000) Value
Banks (continued)
4.05%,  04/09/29 ................. USD 908 $ 873,963
(1-day SOFR + 1.44%), 5.34%,  03/19/30
(h)
995 1,001,899
(1-day SOFR + 1.32%), 2.73%,  04/01/32
(h)
983 851,398
(1-day SOFR + 2.07%), 4.25%,  03/28/33
(h)
1,111 1,034,139
(1-day SOFR + 2.09%), 6.11%,  09/11/34
(h)
895 927,675
(1-day SOFR + 1.77%), 5.55%,  03/19/35
(h)
1,380 1,379,126
Intercorp Peru Ltd., 3.88%,  08/15/29
(f)
..... 200 183,645
Intesa Sanpaolo SpA
(d)
3.88%,  07/14/27 ................. 804 779,559
3.88%,  01/12/28 ................. 480 461,165
Series XR, 4.00%,  09/23/29 .......... 720 680,933
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.60%),
4.20%,  06/01/32
(h)
............... 741 657,488
6.63%,  06/20/33 ................. 1,150 1,212,073
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.40%),
8.25%,  11/21/33
(h)
............... 985 1,116,305
7.20%,  11/28/33
(e)
................ 1,485 1,624,751
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
4.95%,  06/01/42
(h)
............... 740 584,687
Series XR, 4.70%,  09/23/49 .......... 760 574,936
7.80%,  11/28/53 ................. 1,560 1,784,867
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.90%),
7.78%,  06/20/54
(h)
............... 1,516 1,655,118
JPMorgan Chase & Co.
3.30%,  04/01/26 ................. 1,592 1,572,301
3.20%,  06/15/26 ................. 1,765 1,736,300
2.95%,  10/01/26 ................. 2,276 2,221,318
7.63%,  10/15/26 ................. 1,610 1,689,702
4.13%,  12/15/26 ................. 1,467 1,454,744
(3-mo. CME Term SOFR + 0.70%),
1.04%,  02/04/27
(h)
............... 2,271 2,189,566
(1-day SOFR + 0.89%), 1.58%,  04/22/27
(h)
3,480 3,350,296
8.00%,  04/29/27 ................. 1,293 1,383,481
(1-day SOFR + 0.77%), 1.47%,  09/22/27
(h)
1,920 1,820,979
4.25%,  10/01/27 ................. 2,068 2,054,795
(1-day SOFR + 1.33%), 6.07%,  10/22/27
(h)
2,100 2,147,642
3.63%,  12/01/27 ................. 1,545 1,503,835
(1-day SOFR + 1.19%), 5.04%,  01/23/28
(h)
3,000 3,018,564
(3-mo. CME Term SOFR + 1.60%),
3.78%,  02/01/28
(h)
............... 2,419 2,373,368
(1-day SOFR + 1.17%), 2.95%,  02/24/28
(h)
1,365 1,316,018
(1-day SOFR + 0.93%), 5.57%,  04/22/28
(h)
2,905 2,950,521
(1-day SOFR + 1.56%), 4.32%,  04/26/28
(h)
2,375 2,350,592
(3-mo. CME Term SOFR + 1.64%),
3.54%,  05/01/28
(h)
............... 2,346 2,284,583
(1-day SOFR + 1.89%), 2.18%,  06/01/28
(h)
1,645 1,550,398
(1-day SOFR + 0.93%), 4.98%,  07/22/28
(h)
2,420 2,428,871
(1-day SOFR + 1.99%), 4.85%,  07/25/28
(h)
2,755 2,757,398
(1-day SOFR + 0.86%), 4.51%,  10/22/28
(h)
1,255 1,244,436
(3-mo. CME Term SOFR + 1.21%),
3.51%,  01/23/29
(h)
............... 2,422 2,334,221
(1-day SOFR + 0.80%), 4.92%,  01/24/29
(h)
2,325 2,327,382
(3-mo. CME Term SOFR + 1.38%),
4.01%,  04/23/29
(h)
............... 2,207 2,149,784
(1-day SOFR + 1.02%), 2.07%,  06/01/29
(h)
2,021 1,847,231
(3-mo. CME Term SOFR + 1.52%),
4.20%,  07/23/29
(h)
............... 2,475 2,417,960
(1-day SOFR + 1.45%), 5.30%,  07/24/29
(h)
2,305 2,333,616
(1-day SOFR + 1.57%), 6.09%,  10/23/29
(h)
2,475 2,572,618
(3-mo. CME Term SOFR + 1.59%),
4.45%,  12/05/29
(h)
............... 2,218 2,182,727

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.31%), 5.01%,  01/23/30
(h)
USD 2,395 $ 2,399,118
(1-day SOFR + 1.16%), 5.58%,  04/22/30
(h)
2,865 2,923,023
(3-mo. CME Term SOFR + 1.42%),
3.70%,  05/06/30
(h)
............... 2,563 2,434,179
(1-day SOFR + 1.75%), 4.57%,  06/14/30
(h)
2,000 1,967,128
(1-day SOFR + 1.13%), 5.00%,  07/22/30
(h)
2,780 2,776,845
8.75%,  09/01/30 ................. 905 1,065,309
(3-mo. CME Term SOFR + 1.51%),
2.74%,  10/15/30
(h)
............... 3,672 3,324,182
(1-day SOFR + 1.04%), 4.60%,  10/22/30
(h)
2,400 2,355,466
(1-day SOFR + 0.90%), 5.14%,  01/24/31
(h)
1,015 1,019,485
(3-mo. CME Term SOFR + 3.79%),
4.49%,  03/24/31
(h)
............... 2,686 2,625,282
(1-day SOFR + 2.04%), 2.52%,  04/22/31
(h)
2,329 2,058,167
(3-mo. CME Term SOFR + 2.52%),
2.96%,  05/13/31
(h)
............... 2,795 2,513,405
(3-mo. CME Term SOFR + 1.11%),
1.76%,  11/19/31
(h)
............... 2,350 1,961,436
(1-day SOFR + 1.07%), 1.95%,  02/04/32
(h)
2,470 2,068,747
(3-mo. CME Term SOFR + 1.25%),
2.58%,  04/22/32
(h)
............... 2,735 2,366,754
(1-day SOFR + 1.18%), 2.55%,  11/08/32
(h)
2,615 2,220,687
(1-day SOFR + 1.26%), 2.96%,  01/25/33
(h)
3,265 2,836,159
(1-day SOFR + 1.80%), 4.59%,  04/26/33
(h)
2,560 2,461,372
(1-day SOFR + 2.08%), 4.91%,  07/25/33
(h)
4,275 4,193,324
(1-day SOFR + 2.58%), 5.72%,  09/14/33
(h)
3,390 3,450,963
(1-day SOFR + 1.85%), 5.35%,  06/01/34
(h)
4,183 4,195,133
(1-day SOFR + 1.81%), 6.25%,  10/23/34
(h)
2,690 2,850,985
(1-day SOFR + 1.62%), 5.34%,  01/23/35
(h)
2,735 2,728,999
(1-day SOFR + 1.49%), 5.77%,  04/22/35
(h)
2,230 2,288,052
(1-day SOFR + 1.46%), 5.29%,  07/22/35
(h)
3,460 3,427,906
(1-day SOFR + 1.34%), 4.95%,  10/22/35
(h)
3,305 3,191,784
(1-day SOFR + 1.32%), 5.50%,  01/24/36
(h)
1,370 1,380,138
6.40%,  05/15/38 ................. 2,819 3,087,053
(3-mo. CME Term SOFR + 1.62%),
3.88%,  07/24/38
(h)
............... 2,708 2,314,314
5.50%,  10/15/40 ................. 1,502 1,506,281
(3-mo. CME Term SOFR + 2.46%),
3.11%,  04/22/41
(h)
............... 1,610 1,208,337
5.60%,  07/15/41 ................. 1,893 1,908,794
(3-mo. CME Term SOFR + 1.51%),
2.53%,  11/19/41
(h)
............... 1,840 1,253,626
5.40%,  01/06/42 ................. 1,431 1,413,293
(1-day SOFR + 1.46%), 3.16%,  04/22/42
(h)
1,950 1,441,291
5.63%,  08/16/43 ................. 1,332 1,323,870
4.85%,  02/01/44 ................. 1,188 1,089,263
4.95%,  06/01/45 ................. 1,940 1,765,377
(1-day SOFR + 1.55%), 5.53%,  11/29/45
(h)
1,380 1,356,067
(3-mo. CME Term SOFR + 1.84%),
4.26%,  02/22/48
(h)
............... 2,218 1,834,826
(3-mo. CME Term SOFR + 1.72%),
4.03%,  07/24/48
(h)
............... 1,502 1,190,548
(3-mo. CME Term SOFR + 1.64%),
3.96%,  11/15/48
(h)
............... 3,674 2,882,347
(3-mo. CME Term SOFR + 1.48%),
3.90%,  01/23/49
(h)
............... 1,992 1,544,256
(1-day SOFR + 2.44%), 3.11%,  04/22/51
(h)
2,467 1,634,288
(1-day SOFR + 1.58%), 3.33%,  04/22/52
(h)
3,711 2,569,311
Kasikornbank PCL
(f)
5.46%,  03/07/28 ................. 600 607,061
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
3.34%,  10/02/31
(h)
............... 800 769,189
KB Kookmin Card Co. Ltd., 1.50%,  05/13/26
(f)
200 191,006
Security
Par (000)
Par (000) Value
Banks (continued)
KBC Group NV
(d)(h)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
5.80%,  01/19/29 ................ USD 1,120 $ 1,144,943
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.07%),
4.93%,  10/16/30 ................ 745 736,515
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.32%,  09/21/34 ................ 540 562,737
KEB Hana Bank
(f)
1.25%,  12/16/26 ................. 400 375,219
3.25%,  03/30/27 ................. 600 582,640
5.38%,  04/23/27 ................. 400 405,649
5.75%,  10/24/28 ................. 400 411,235
5.38%,  04/23/29 ................. 400 406,291
KeyBank NA
3.40%,  05/20/26 ................. 297 291,253
5.85%,  11/15/27
(e)
................ 1,100 1,127,278
4.39%,  12/14/27 ................. 265 261,178
3.90%,  04/13/29 ................. 434 410,018
4.90%,  08/08/32 ................. 675 640,664
5.00%,  01/26/33 ................. 855 826,151
KeyCorp
2.25%,  04/06/27 ................. 938 887,203
4.10%,  04/30/28 ................. 845 819,980
2.55%,  10/01/29 ................. 790 705,267
(SOFR Index + 2.06%), 4.79%,  06/01/33
(h)
730 693,339
(SOFR Index + 2.42%), 6.40%,  03/06/35
(h)
945 989,483
KFH Sukuk Co., 5.01%,  01/17/29
(f)
....... 1,000 993,425
KODIT Global Co. Ltd., 5.36%,  05/29/27
(f)
... 200 202,527
Kookmin Bank
(f)
1.38%,  05/06/26 ................. 400 383,745
2.38%,  02/15/27 ................. 400 382,421
5.38%,  05/08/27 ................. 400 406,040
4.63%,  04/21/28
(e)
................ 400 396,726
4.50%,  02/01/29 ................. 400 387,801
5.25%,  05/08/29 ................. 200 202,368
2.50%,  11/04/30
(e)
................ 600 514,842
Lloyds Banking Group plc
4.65%,  03/24/26 ................. 1,450 1,443,993
3.75%,  01/11/27 ................. 1,378 1,353,441
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.85%),
1.63%,  05/11/27
(h)
............... 855 820,708
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.48%),
5.99%,  08/07/27
(h)
............... 1,700 1,725,250
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.38%),
5.46%,  01/05/28
(h)
............... 1,660 1,674,696
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.80%),
3.75%,  03/18/28
(h)
............... 895 872,693
4.38%,  03/22/28 ................. 1,923 1,886,113
4.55%,  08/16/28 ................. 848 835,454
3.57%,  11/07/28
(h)
................ 1,739 1,673,464
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.85%),
5.09%,  11/26/28
(h)
............... 1,210 1,211,997
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
5.87%,  03/06/29
(h)
............... 710 725,977

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.07%),
5.72%,  06/05/30
(h)
............... USD 810 $ 826,189
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.30%),
4.98%,  08/11/33
(h)
............... 1,255 1,211,794
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.75%),
7.95%,  11/15/33
(h)
............... 760 855,569
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
5.68%,  01/05/35
(h)
............... 1,985 1,989,853
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
5.59%,  11/26/35
(h)
............... 1,000 994,351
5.30%,  12/01/45
(e)
................ 865 789,311
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
3.37%,  12/14/46
(h)
............... 1,205 845,536
4.34%,  01/09/48 ................. 1,542 1,210,670
M&T Bank Corp.
(h)
(SOFR Index + 1.78%), 4.55%,  08/16/28 . 695 688,273
(1-day SOFR + 0.93%), 4.83%,  01/16/29 . 345 343,246
(1-day SOFR + 2.80%), 7.41%,  10/30/29 . 470 504,828
(1-day SOFR + 2.26%), 6.08%,  03/13/32 . 315 324,613
(1-day SOFR + 1.85%), 5.05%,  01/27/34 . 710 681,881
(1-day SOFR + 1.61%), 5.39%,  01/16/36 . 790 770,625
Manufacturers & Traders Trust Co.
3.40%,  08/17/27 ................. 760 732,044
4.70%,  01/27/28 ................. 925 918,655
Mashreqbank PSC
(f)(h)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.71%), 7.13%
(j)
400 408,478
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.00%),
7.88%,  02/24/33 ................ 600 629,975
Metropolitan Bank & Trust Co.
(f)
5.38%,  03/06/29 ................. 600 605,762
5.50%,  03/06/34 ................. 600 597,411
Mitsubishi UFJ Financial Group, Inc.
3.85%,  03/01/26 ................. 1,734 1,719,812
2.76%,  09/13/26 ................. 687 666,594
3.68%,  02/22/27 ................. 485 475,641
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.75%),
1.54%,  07/20/27
(h)
............... 1,540 1,470,857
3.29%,  07/25/27 ................. 495 480,390
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.67%),
1.64%,  10/13/27
(h)
............... 940 891,866
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.83%),
2.34%,  01/19/28
(h)
............... 2,155 2,055,632
3.96%,  03/02/28 ................. 1,010 987,108
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
4.08%,  04/19/28
(h)
............... 930 914,856
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.95%),
5.02%,  07/20/28
(h)
............... 874 877,114
4.05%,  09/11/28
(e)
................ 863 842,073
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
5.35%,  09/13/28
(h)
............... 1,150 1,165,246
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.38%),
5.42%,  02/22/29
(h)
............... USD 1,110 $ 1,125,140
3.74%,  03/07/29 ................. 1,746 1,678,380
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
5.24%,  04/19/29
(h)
............... 655 660,765
3.20%,  07/18/29 ................. 1,778 1,653,430
2.56%,  02/25/30 ................. 1,096 976,065
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.82%),
5.26%,  04/17/30
(h)
............... 1,005 1,013,934
2.05%,  07/17/30 ................. 1,321 1,132,072
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.78%),
5.20%,  01/16/31
(h)
............... 600 601,710
Series 8NC7, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48%,  02/22/31
(h)
......... 515 523,577
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
2.31%,  07/20/32
(h)
............... 1,770 1,488,234
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.97%),
2.49%,  10/13/32
(h)
............... 850 718,912
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
2.85%,  01/19/33
(h)
............... 855 733,574
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.55%),
4.32%,  04/19/33
(h)
............... 580 545,488
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.13%),
5.13%,  07/20/33
(h)
............... 1,685 1,666,652
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.13%),
5.47%,  09/13/33
(h)
............... 485 489,774
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.63%),
5.44%,  02/22/34
(h)
............... 1,070 1,080,342
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.97%),
5.41%,  04/19/34
(h)
............... 865 871,494
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.00%),
5.43%,  04/17/35
(h)
............... 1,535 1,534,303
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
5.57%,  01/16/36
(h)
............... 600 604,178
4.29%,  07/26/38 ................. 689 626,739
4.15%,  03/07/39
(e)
................ 740 668,328
3.75%,  07/18/39 ................. 1,750 1,473,999
Mizuho Financial Group, Inc.
3.48%,  04/12/26
(d)
................ 1,705 1,682,426
2.84%,  09/13/26 ................. 538 523,335
3.66%,  02/28/27
(e)
................ 620 607,398
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.67%),
1.23%,  05/22/27
(h)
............... 1,280 1,222,994
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.75%),
1.55%,  07/09/27
(h)
............... 1,060 1,012,717
3.17%,  09/11/27 ................. 855 823,379
4.02%,  03/05/28 ................. 1,375 1,343,726

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
5.41%,  09/13/28
(h)
............... USD 435 $ 440,912
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.67%,  05/27/29
(h)
............... 815 831,656
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.65%),
5.78%,  07/06/29
(h)
............... 1,240 1,270,304
(3-mo. CME Term SOFR + 1.53%),
4.25%,  09/11/29
(h)
............... 855 833,398
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.25%),
3.26%,  05/22/30
(h)
............... 495 460,286
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.12%),
5.38%,  05/26/30
(h)
............... 895 904,612
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.08%),
5.38%,  07/10/30
(h)
............... 700 707,246
(3-mo. CME Term SOFR + 1.39%),
3.15%,  07/16/30
(h)
............... 1,034 952,449
(3-mo. CME Term SOFR + 1.57%),
2.87%,  09/13/30
(h)
............... 540 489,791
(3-mo. CME Term SOFR + 1.33%),
2.59%,  05/25/31
(h)
............... 605 531,885
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.65%),
5.74%,  05/27/31
(h)
............... 755 774,435
(3-mo. CME Term SOFR + 1.77%),
2.20%,  07/10/31
(h)
............... 1,085 930,861
(3-mo. CME Term SOFR + 1.53%),
1.98%,  09/08/31
(h)
............... 908 766,112
2.56%,  09/13/31 ................. 1,000 841,878
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.87%),
2.17%,  05/22/32
(h)
............... 485 405,444
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.90%),
2.26%,  07/09/32
(h)
............... 850 710,087
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
5.67%,  09/13/33
(h)
............... 590 599,683
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.80%),
5.75%,  05/27/34
(h)
............... 730 744,331
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
5.75%,  07/06/34
(h)
............... 985 1,006,635
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
5.58%,  05/26/35
(h)
............... 995 1,003,161
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
5.59%,  07/10/35
(h)
............... 935 943,939
Morgan Stanley Bank NA
4.75%,  04/21/26 ................. 1,180 1,182,531
5.88%,  10/30/26 ................. 1,500 1,531,398
(1-day SOFR + 0.68%), 4.45%,  10/15/27
(h)
2,650 2,636,069
(1-day SOFR + 1.08%), 4.95%,  01/14/28
(h)
2,205 2,212,734
(1-day SOFR + 0.87%), 5.50%,  05/26/28
(h)
1,720 1,743,177
(1-day SOFR + 0.93%), 4.97%,  07/14/28
(h)
1,870 1,874,405
(1-day SOFR + 0.91%), 5.02%,  01/12/29
(h)
2,500 2,509,915
MUFG Bank Ltd., 4.70%,  03/10/44
(d)
...... 245 220,722
Security
Par (000)
Par (000) Value
Banks (continued)
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%,  08/06/34
(f)(h)
... USD 800 $ 799,000
National Australia Bank Ltd.
2.50%,  07/12/26 ................. 730 709,971
3.50%,  01/10/27
(d)(e)
............... 1,193 1,171,551
1.89%,  01/12/27
(d)
................ 1,890 1,799,367
3.91%,  06/09/27 ................. 165 162,841
5.09%,  06/11/27 ................. 770 779,850
4.50%,  10/26/27 ................. 815 813,991
4.94%,  01/12/28 ................. 650 656,039
4.90%,  06/13/28 ................. 920 926,042
4.79%,  01/10/29 ................. 1,135 1,141,160
4.90%,  01/14/30 ................. 750 755,142
2.33%,  08/21/30
(d)
................ 2,040 1,744,797
2.99%,  05/21/31
(d)
................ 1,015 881,543
6.43%,  01/12/33
(d)
................ 1,230 1,286,785
4.95%,  01/10/34
(d)(e)
............... 930 917,921
5.18%,  06/11/34
(d)(e)
............... 905 909,330
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.88%),
3.93%,  08/02/34
(d)(h)
.............. 1,558 1,458,192
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
5.90%,  01/14/36
(d)(h)
.............. 700 702,653
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
3.35%,  01/12/37
(d)(h)
.............. 1,225 1,056,072
2.65%,  01/14/41
(d)
................ 1,205 811,578
National Bank of Canada
(1-day SOFR + 1.04%), 5.60%,  07/02/27
(h)
500 505,425
(1-day SOFR + 0.80%), 4.95%,  02/01/28
(h)
750 751,840
5.60%,  12/18/28 ................. 995 1,018,085
4.50%,  10/10/29 ................. 465 455,063
National Bank of Ras Al-Khaimah PSC (The),
5.38%,  07/25/29
(f)
................ 600 603,240
National Securities Clearing Corp.
(d)
5.15%,  06/26/26 ................. 425 429,302
5.10%,  11/21/27 ................. 1,240 1,254,759
5.00%,  05/30/28 ................. 610 613,998
4.90%,  06/26/29 ................. 535 536,850
NatWest Group plc
4.80%,  04/05/26 ................. 1,671 1,672,215
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.35%),
5.85%,  03/02/27
(h)
............... 620 626,446
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.90%),
1.64%,  06/14/27
(h)
............... 1,490 1,426,155
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
5.58%,  03/01/28
(h)
............... 615 622,541
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
3.07%,  05/22/28
(h)
............... 1,199 1,149,989
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.27%),
5.52%,  09/30/28
(h)
............... 650 658,403
4.89%,  05/18/29
(h)
................ 1,795 1,782,348
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.95%),
5.81%,  09/13/29
(h)
............... 715 729,830
5.08%,  01/27/30
(h)
................ 1,674 1,664,605
4.45%,  05/08/30
(h)
................ 1,655 1,604,914

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.22%),
4.96%,  08/15/30
(h)
............... USD 1,485 $ 1,469,843
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
6.02%,  03/02/34
(h)
............... 770 790,411
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.20%),
6.48%,  06/01/34
(h)
............... 550 566,744
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.78%,  03/01/35
(h)
............... 1,385 1,400,313
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.35%),
3.03%,  11/28/35
(h)
............... 1,065 923,980
NatWest Markets plc
(d)
1.60%,  09/29/26 ................. 1,115 1,060,447
5.42%,  05/17/27 ................. 790 801,774
5.41%,  05/17/29 ................. 1,560 1,583,006
NBK SPC Ltd.
(f)(h)
(1-day SOFR + 1.05%), 1.63%,  09/15/27 . 1,000 944,680
(1-day SOFR + 1.16%), 5.50%,  06/06/30 . 600 604,841
NBK Tier 1 Ltd., (6-Year USD Constant Maturity
+ 2.88%), 3.63%
(f)(h)(j)
.............. 600 571,792
NCB Tier 1 Sukuk Ltd., (6-Year USD Constant
Maturity + 2.89%), 3.50%
(f)(h)(j)
......... 1,200 1,150,941
Nordea Bank Abp
(d)
1.50%,  09/30/26 ................. 790 750,042
5.00%,  03/19/27 ................. 870 876,394
5.38%,  09/22/27 ................. 1,575 1,596,812
4.38%,  09/10/29 ................. 790 772,593
(5-Year USD Swap Semi + 1.69%),
4.63%,  09/13/33
(e)(h)
.............. 713 691,115
Norinchukin Bank (The)
(d)
1.28%,  09/22/26
(e)
................ 1,410 1,328,317
4.87%,  09/14/27
(e)
................ 1,235 1,229,969
5.43%,  03/09/28
(e)
................ 1,055 1,064,336
5.09%,  10/16/29 ................. 595 591,914
2.08%,  09/22/31 ................. 1,625 1,331,651
5.07%,  09/14/32 ................. 340 331,067
OTP Bank Nyrt.
(f)(h)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.71%),
7.50%,  05/25/27 ................ 600 615,628
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.06%),
8.75%,  05/15/33 ................ 600 631,532
Oversea-Chinese Banking Corp. Ltd.
(f)(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.58%),
4.60%,  06/15/32 ................ 600 595,215
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.03%),
5.52%,  05/21/34 ................ 600 609,262
Philippine National Bank, 4.85%,  10/23/29
(f)
. 200 196,681
PNC Bank NA
3.10%,  10/25/27 ................. 990 950,798
3.25%,  01/22/28 ................. 891 856,597
4.05%,  07/26/28 ................. 1,480 1,436,516
2.70%,  10/22/29 ................. 893 804,229
PNC Financial Services Group, Inc. (The)
2.60%,  07/23/26 ................. 760 738,132
1.15%,  08/13/26 ................. 605 574,547
3.15%,  05/19/27 ................. 1,139 1,101,729
(1-day SOFR + 0.80%), 5.10%,  07/23/27
(h)
915 919,543
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR Index + 1.73%), 6.62%,  10/20/27
(h)
USD 1,130 $ 1,164,163
(1-day SOFR + 1.34%), 5.30%,  01/21/28
(h)
1,190 1,202,532
(1-day SOFR + 1.62%), 5.35%,  12/02/28
(h)
1,290 1,307,895
3.45%,  04/23/29 ................. 1,830 1,736,223
(1-day SOFR + 1.84%), 5.58%,  06/12/29
(h)
2,087 2,129,822
2.55%,  01/22/30 ................. 2,153 1,923,649
(1-day SOFR + 1.20%), 5.49%,  05/14/30
(h)
1,660 1,687,675
(1-day SOFR + 1.07%), 5.22%,  01/29/31
(h)
1,050 1,057,011
(1-day SOFR + 0.98%), 2.31%,  04/23/32
(h)
1,070 906,399
(1-day SOFR + 1.26%), 4.81%,  10/21/32
(h)
1,100 1,071,952
(SOFR Index + 1.85%), 4.63%,  06/06/33
(h)
970 915,781
(SOFR Index + 2.14%), 6.04%,  10/28/33
(h)
1,340 1,391,909
(1-day SOFR + 1.93%), 5.07%,  01/24/34
(h)
1,400 1,370,009
(1-day SOFR + 1.95%), 5.94%,  08/18/34
(h)
750 774,078
(1-day SOFR + 2.28%), 6.88%,  10/20/34
(h)
2,220 2,430,647
(1-day SOFR + 1.90%), 5.68%,  01/22/35
(h)
1,170 1,188,697
(1-day SOFR + 1.60%), 5.40%,  07/23/35
(h)
1,455 1,445,451
(1-day SOFR + 1.39%), 5.58%,  01/29/36
(h)
335 336,693
Provident Financing Trust I, 7.41%,  03/15/38 . 205 216,977
QIB Sukuk Ltd.
(f)
5.58%,  11/22/28 ................. 1,200 1,224,187
4.49%,  09/17/29 ................. 400 392,434
QIIB Senior Oryx Ltd., 5.25%,  01/24/29
(f)
... 800 808,338
QNB Bank A/S, 7.25%,  05/21/29
(f)
....... 400 415,590
QNB Finance Ltd.
2.75%,  02/12/27
(f)
................. 1,000 957,795
4.88%,  01/30/29
(f)
................. 1,000 990,259
(1-day SOFR + 1.20%), 5.56%,  04/02/29
(h)
1,000 1,004,909
Regions Bank, 6.45%,  06/26/37 ......... 490 503,228
Regions Financial Corp.
1.80%,  08/12/28 ................. 670 601,836
(1-day SOFR + 1.49%), 5.72%,  06/06/30
(h)
500 508,297
(1-day SOFR + 2.06%), 5.50%,  09/06/35
(h)
795 780,626
7.38%,  12/10/37 ................. 402 447,261
RHB Bank Bhd., 1.66%,  06/29/26
(f)
....... 400 381,747
Riyad T1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.50%
(f)(h)(j)
............... 400 389,166
Riyad Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.17%), 4.00%
(f)(h)(j)
............... 1,000 950,154
Rizal Commercial Banking Corp.,
5.50%,  01/18/29
(f)
................ 600 602,886
Royal Bank of Canada
1.20%,  04/27/26 ................. 1,340 1,287,695
1.15%,  07/14/26 ................. 628 599,272
5.20%,  07/20/26 ................. 825 833,439
1.40%,  11/02/26 ................. 790 748,139
4.88%,  01/19/27 ................. 895 900,118
Series FXD, 2.05%,  01/21/27 ......... 630 600,262
3.63%,  05/04/27 ................. 1,090 1,066,557
(1-day SOFR + 0.79%), 5.07%,  07/23/27
(h)
1,395 1,402,679
4.24%,  08/03/27 ................. 1,835 1,820,393
(SOFR Index + 0.72%), 4.51%,  10/18/27
(h)
1,220 1,215,408
6.00%,  11/01/27 ................. 1,525 1,575,902
4.90%,  01/12/28 ................. 1,075 1,083,365
5.20%,  08/01/28 ................. 1,170 1,184,469
(SOFR Index + 0.86%), 4.52%,  10/18/28
(h)
725 719,452
(1-day SOFR + 0.83%), 4.97%,  01/24/29
(h)
1,400 1,404,305
4.95%,  02/01/29 ................. 940 943,488
(1-day SOFR + 1.10%), 4.97%,  08/02/30
(h)
1,395 1,391,228
(SOFR Index + 1.08%), 4.65%,  10/18/30
(h)
1,705 1,676,053
(1-day SOFR + 1.03%), 5.15%,  02/04/31
(h)
1,400 1,406,458
2.30%,  11/03/31 ................. 1,228 1,037,781
3.88%,  05/04/32 ................. 683 630,692

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.00%,  02/01/33 ................. USD 1,495 $ 1,474,731
5.00%,  05/02/33 ................. 830 818,132
5.15%,  02/01/34 ................. 1,245 1,234,790
Saib Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.09%), 6.38%
(f)(h)(j)
............... 400 404,088
Santander Holdings USA, Inc.
3.24%,  10/05/26 ................. 721 701,366
(1-day SOFR + 1.23%), 6.12%,  05/31/27
(h)
405 410,754
4.40%,  07/13/27 ................. 1,233 1,219,411
(1-day SOFR + 1.25%), 2.49%,  01/06/28
(h)
1,035 986,313
(1-day SOFR + 2.36%), 6.50%,  03/09/29
(h)
1,165 1,203,695
(1-day SOFR + 2.70%), 6.57%,  06/12/29
(h)
671 696,566
(1-day SOFR + 2.50%), 6.17%,  01/09/30
(h)
1,150 1,179,224
(1-day SOFR + 1.94%), 5.35%,  09/06/30
(h)
430 427,554
(1-day SOFR + 3.28%), 7.66%,  11/09/31
(h)
560 615,503
(1-day SOFR + 2.14%), 6.34%,  05/31/35
(h)
465 474,816
Santander UK Group Holdings plc
(h)
(1-day SOFR + 0.99%), 1.67%,  06/14/27 . 867 828,003
(1-day SOFR + 1.22%), 2.47%,  01/11/28 . 1,545 1,467,952
3.82%,  11/03/28 ................. 775 747,741
(1-day SOFR + 2.60%), 6.53%,  01/10/29 . 1,345 1,393,727
(SOFR Index + 1.55%), 4.86%,  09/11/30 . 1,125 1,097,412
(SOFR Index + 1.52%), 5.69%,  04/15/31 . 400 404,276
(1-day SOFR + 1.48%), 2.90%,  03/15/32 . 635 545,340
Security Bank Corp., 5.50%,  05/14/29
(f)
.... 400 405,139
Shanghai Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.38%,  02/28/33
(f)(h)
... 250 251,984
Shinhan Bank Co. Ltd.
(f)
3.88%,  03/24/26
(e)
................ 600 591,847
1.38%,  10/21/26 ................. 600 567,298
4.50%,  03/26/28 ................. 600 586,886
4.50%,  04/12/28 ................. 400 395,497
(1-day SOFR + 1.08%), 5.42%,  10/26/28
(h)
600 607,271
4.00%,  04/23/29 ................. 200 189,511
4.38%,  04/13/32 ................. 400 371,620
5.75%,  04/15/34 ................. 600 601,040
Shinhan Card Co. Ltd.
(f)
1.38%,  06/23/26 ................. 200 190,530
2.50%,  01/27/27 ................. 400 381,503
5.50%,  03/12/29 ................. 400 403,444
Shinhan Financial Group Co. Ltd.
(f)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(h)(j)
..................... 400 385,643
5.00%,  07/24/28 ................. 600 599,075
Siam Commercial Bank PCL, 4.40%,  02/11/29
(f)
400 389,493
SIB Sukuk Co. III Ltd., 5.25%,  07/03/29
(f)
... 600 601,605
Skandinaviska Enskilda Banken AB
(d)
1.20%,  09/09/26
(e)
................ 280 265,708
5.13%,  03/05/27 ................. 910 919,494
5.38%,  03/05/29 ................. 895 907,233
SNB Funding Ltd.
(f)
2.90%,  01/29/27 ................. 600 575,234
(1-day SOFR + 1.20%), 5.55%,  07/11/29
(h)
600 599,238
SNB Sukuk Ltd.
(f)
2.34%,  01/19/27 ................. 600 571,035
5.13%,  02/27/29 ................. 800 797,785
Societe Generale SA
(d)
4.25%,  08/19/26 ................. 695 683,811
4.00%,  01/12/27
(e)
................ 1,230 1,203,707
5.25%,  02/19/27 ................. 180 180,224
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.00%),
1.79%,  06/09/27
(h)
............... USD 940 $ 897,943
4.68%,  06/15/27
(e)
................ 805 802,212
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
2.80%,  01/19/28
(h)
............... 1,060 1,010,746
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.52%,  01/19/28
(h)
............... 685 687,230
4.75%,  09/14/28
(e)
................ 789 775,729
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
6.45%,  01/10/29
(h)
............... 1,380 1,418,526
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
5.63%,  01/19/30
(e)(h)
.............. 830 833,620
3.00%,  01/22/30 ................. 1,400 1,255,883
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
2.89%,  06/09/32
(h)
............... 965 814,084
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.60%),
3.34%,  01/21/33
(h)
............... 840 716,083
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.60%),
6.10%,  04/13/33
(h)
............... 1,000 1,009,330
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
6.22%,  06/15/33
(e)(h)
.............. 1,465 1,475,866
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.95%),
6.69%,  01/10/34
(h)
............... 1,295 1,348,350
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
6.07%,  01/19/35
(h)
............... 920 919,524
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.00%),
3.65%,  07/08/35
(h)
............... 495 429,544
3.63%,  03/01/41 ................. 985 672,386
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
4.03%,  01/21/43
(h)
............... 875 617,336
5.63%,  11/24/45
(e)
................ 555 482,651
7.37%,  01/10/53 ................. 1,210 1,225,689
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.95%),
7.13%,  01/19/55
(h)
............... 1,100 1,083,321
Standard Chartered plc
(d)
4.05%,  04/12/26
(e)
................ 1,335 1,324,080
4.30%,  02/19/27 ................. 1,604 1,575,772
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.85%),
6.19%,  07/06/27
(h)
............... 595 605,163
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.18%),
2.61%,  01/12/28
(h)
............... 1,705 1,627,445
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.85%),
6.75%,  02/08/28
(h)
............... 345 355,834
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.05%),
5.69%,  05/14/28
(h)
............... 1,070 1,083,641
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.45%),
7.77%,  11/16/28
(h)
............... 880 938,805

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
6.30%,  01/09/29
(h)
................ USD 985 $ 1,014,685
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.05%),
5.55%,  01/21/29
(h)
............... 400 403,874
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.20%),
7.02%,  02/08/30
(h)
............... 660 700,176
4.31%,  05/21/30
(h)
................ 760 731,788
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.15%),
5.01%,  10/15/30
(h)
............... 920 908,032
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.85%),
4.64%,  04/01/31
(h)
............... 1,290 1,248,669
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
2.68%,  06/29/32
(h)
............... 840 710,932
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
3.60%,  01/12/33
(h)
............... 1,005 869,448
(5-Year USD Swap Rate + 1.97%),
4.87%,  03/15/33
(h)
............... 463 453,144
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.58%),
6.30%,  07/06/34
(h)
............... 615 638,728
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
6.10%,  01/11/35
(h)
............... 1,665 1,701,452
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.45%),
5.91%,  05/14/35
(h)
............... 1,160 1,167,718
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.43%),
6.23%,  01/21/36
(h)
............... 600 616,021
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.30%),
3.27%,  02/18/36
(h)
............... 2,265 1,969,466
5.30%,  01/09/43 ................. 1,215 1,124,076
5.70%,  03/26/44 ................. 1,910 1,838,740
State Bank of India
(f)
1.80%,  07/13/26 ................. 800 765,210
4.88%,  05/05/28 ................. 1,000 994,295
5.00%,  01/17/29 ................. 200 198,836
Sumitomo Mitsui Financial Group, Inc.
3.78%,  03/09/26 ................. 1,365 1,353,275
5.88%,  07/13/26 ................. 400 406,790
2.63%,  07/14/26 ................. 1,330 1,292,592
1.40%,  09/17/26 ................. 1,800 1,708,734
3.01%,  10/19/26 ................. 485 471,991
3.45%,  01/11/27 ................. 913 892,812
2.17%,  01/14/27 ................. 525 500,940
3.36%,  07/12/27 ................. 459 445,475
3.35%,  10/18/27 ................. 1,462 1,414,484
5.52%,  01/13/28 ................. 1,035 1,053,945
3.54%,  01/17/28 ................. 1,175 1,137,597
5.80%,  07/13/28 ................. 685 704,459
3.94%,  07/19/28 ................. 983 955,308
5.72%,  09/14/28 ................. 1,325 1,359,305
1.90%,  09/17/28 ................. 1,795 1,617,101
4.31%,  10/16/28
(e)
................ 970 956,415
2.47%,  01/14/29 ................. 200 182,429
5.32%,  07/09/29 ................. 660 668,439
3.04%,  07/16/29 ................. 2,618 2,410,358
3.20%,  09/17/29 ................. 574 530,445
2.72%,  09/27/29 ................. 740 669,473
Security
Par (000)
Par (000) Value
Banks (continued)
5.71%,  01/13/30 ................. USD 1,465 $ 1,502,922
2.75%,  01/15/30 ................. 1,350 1,213,820
5.24%,  04/15/30 ................. 400 402,339
2.13%,  07/08/30 ................. 1,367 1,173,718
5.85%,  07/13/30 ................. 660 682,505
2.14%,  09/23/30 ................. 892 757,979
1.71%,  01/12/31 ................. 490 404,207
5.42%,  07/09/31 ................. 970 980,880
2.22%,  09/17/31 ................. 1,065 889,801
5.45%,  01/15/32 ................. 400 403,002
5.77%,  01/13/33 ................. 1,550 1,592,805
5.78%,  07/13/33 ................. 585 602,073
5.81%,  09/14/33
(e)
................ 935 966,825
5.56%,  07/09/34 ................. 1,180 1,192,530
5.63%,  01/15/35 ................. 400 404,951
2.30%,  01/12/41 ................. 815 540,085
2.93%,  09/17/41 ................. 540 386,548
3.05%,  01/14/42 ................. 675 493,690
6.18%,  07/13/43
(e)
................ 1,025 1,091,322
5.84%,  07/09/44 ................. 1,265 1,270,343
Sumitomo Mitsui Trust Bank Ltd.
(d)
5.65%,  03/09/26 ................. 805 813,258
1.55%,  03/25/26 ................. 940 907,512
5.65%,  09/14/26 ................. 340 344,919
1.35%,  09/16/26 ................. 665 630,514
5.20%,  03/07/27 ................. 865 873,030
2.80%,  03/10/27 ................. 480 461,720
4.45%,  09/10/27 ................. 515 511,157
4.95%,  09/15/27 ................. 675 677,644
5.50%,  03/09/28
(e)
................ 875 888,560
5.55%,  09/14/28 ................. 565 575,706
5.20%,  03/07/29 ................. 825 832,198
4.50%,  09/10/29 ................. 710 695,903
5.35%,  03/07/34 ................. 670 671,061
4.85%,  09/10/34 ................. 745 718,988
Svenska Handelsbanken AB
(d)
5.13%,  05/28/27
(e)
................ 1,030 1,042,687
3.95%,  06/10/27 ................. 925 913,269
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.63%),
1.42%,  06/11/27
(e)(h)
.............. 715 683,202
5.50%,  06/15/28 ................. 545 555,559
Swedbank AB
(d)
5.47%,  06/15/26 ................. 660 667,853
6.14%,  09/12/26 ................. 455 464,319
1.54%,  11/16/26 ................. 1,530 1,452,233
5.34%,  09/20/27 ................. 1,240 1,252,884
5.41%,  03/14/29 ................. 495 500,259
5.00%,  11/20/29 ................. 685 685,647
Synovus Bank, 5.63%,  02/15/28 ........ 505 508,544
Synovus Financial Corp., (1-day SOFR +
2.35%), 6.17%,  11/01/30
(h)
.......... 125 126,405
TC Ziraat Bankasi A/S
5.38%,  03/02/26
(f)
................. 600 597,240
9.50%,  08/01/26
(f)
................. 400 421,544
8.00%,  01/16/29
(f)
................. 400 413,141
7.25%,  02/04/30
(d)
................ 400 398,512
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.33%),
8.99%,  08/02/34
(f)(h)
.............. 600 624,407
Texas Capital Bancshares, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.15%), 4.00%,  05/06/31
(h)
.... 370 356,675
Toronto-Dominion Bank (The)
1.20%,  06/03/26 ................. 1,030 985,056

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.53%,  07/17/26 ................. USD 2,160 $ 2,186,983
1.25%,  09/10/26 ................. 1,292 1,225,885
5.26%,  12/11/26 ................. 1,025 1,036,284
4.57%,  12/17/26 ................. 675 673,619
Series FXD, 1.95%,  01/12/27 ......... 1,040 987,465
2.80%,  03/10/27 ................. 1,865 1,792,775
4.98%,  04/05/27 ................. 760 763,848
4.11%,  06/08/27 ................. 2,185 2,154,555
4.69%,  09/15/27 ................. 1,285 1,284,675
5.16%,  01/10/28 ................. 855 862,993
4.86%,  01/31/28 ................. 725 724,912
5.52%,  07/17/28 ................. 1,240 1,265,542
4.99%,  04/05/29 ................. 1,075 1,076,151
4.78%,  12/17/29 ................. 760 751,796
2.00%,  09/10/31
(e)
................ 1,390 1,157,168
(5-Year USD Swap Semi + 2.21%),
3.63%,  09/15/31
(h)
............... 1,970 1,918,782
2.45%,  01/12/32 ................. 775 647,238
5.30%,  01/30/32 ................. 725 725,683
3.20%,  03/10/32 ................. 1,130 991,876
4.46%,  06/08/32 ................. 1,978 1,877,087
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.15%,  09/10/34
(h)
............... 215 210,896
Truist Bank
3.30%,  05/15/26 ................. 975 956,204
3.80%,  10/30/26 ................. 1,010 992,765
2.25%,  03/11/30 ................. 1,327 1,150,884
Truist Financial Corp.
(1-day SOFR + 0.61%), 1.27%,  03/02/27
(h)
260 250,256
(1-day SOFR + 2.05%), 6.05%,  06/08/27
(h)
1,165 1,182,778
1.13%,  08/03/27 ................. 1,085 993,239
(1-day SOFR + 1.37%), 4.12%,  06/06/28
(h)
890 876,074
(1-day SOFR + 1.44%), 4.87%,  01/26/29
(h)
2,170 2,163,862
3.88%,  03/19/29 ................. 1,020 974,128
(1-day SOFR + 0.86%), 1.89%,  06/07/29
(h)
1,040 940,141
(1-day SOFR + 2.45%), 7.16%,  10/30/29
(h)
420 449,423
(1-day SOFR + 1.62%), 5.44%,  01/24/30
(h)
780 788,596
1.95%,  06/05/30 ................. 900 770,731
(1-day SOFR + 1.57%), 5.15%,  08/05/32
(h)
1,080 1,071,312
(1-day SOFR + 2.24%), 4.92%,  07/28/33
(h)
1,320 1,248,758
(1-day SOFR + 2.30%), 6.12%,  10/28/33
(h)
1,085 1,128,872
(1-day SOFR + 1.85%), 5.12%,  01/26/34
(h)
1,775 1,728,681
(1-day SOFR + 2.36%), 5.87%,  06/08/34
(h)
1,190 1,213,980
(1-day SOFR + 1.92%), 5.71%,  01/24/35
(h)
1,335 1,349,918
Turkiye Garanti Bankasi A/S
(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.09%),
8.38%,  02/28/34
(f)
............... 600 614,076
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.84%),
8.13%,  01/03/35
(d)
............... 600 608,932
Turkiye Is Bankasi A/S
7.75%,  06/12/29
(f)
................. 400 410,548
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.63%),
9.13%
(d)(h)(j)
.................... 200 207,970
UniCredit SpA
(d)
4.63%,  04/12/27
(e)
................ 1,050 1,037,825
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
1.98%,  06/03/27
(h)
............... 675 648,187
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.55%),
3.13%,  06/03/32
(h)
............... 743 652,293
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year USD Swap Rate + 3.70%),
5.86%,  06/19/32
(h)
............... USD 965 $ 964,941
(5-Year USD Swap Rate + 4.91%),
7.30%,  04/02/34
(h)
............... 1,200 1,257,137
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
5.46%,  06/30/35
(h)
............... 1,480 1,441,811
United Overseas Bank Ltd.
1.25%,  04/14/26
(d)
................ 340 326,857
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.52%),
1.75%,  03/16/31
(f)(h)
.............. 600 579,423
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.23%),
2.00%,  10/14/31
(d)(h)
.............. 426 405,273
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.45%),
3.86%,  10/07/32
(d)(h)
.............. 400 388,829
US Bancorp
3.10%,  04/27/26 ................. 1,094 1,073,049
Series V, 2.38%,  07/22/26 ........... 1,533 1,486,290
Series X, 3.15%,  04/27/27 ........... 1,428 1,384,616
(1-day SOFR + 1.88%), 6.79%,  10/26/27
(h)
430 443,886
(1-day SOFR + 0.73%), 2.22%,  01/27/28
(h)
520 494,482
3.90%,  04/26/28 ................. 1,614 1,570,087
(1-day SOFR + 1.66%), 4.55%,  07/22/28
(h)
1,470 1,461,130
(1-day SOFR + 1.23%), 4.65%,  02/01/29
(h)
1,095 1,087,647
(1-day SOFR + 2.02%), 5.78%,  06/12/29
(h)
1,185 1,215,025
3.00%,  07/30/29 ................. 1,424 1,307,257
(1-day SOFR + 1.56%), 5.38%,  01/23/30
(h)
1,360 1,377,111
1.38%,  07/22/30 ................. 1,581 1,311,092
(1-day SOFR + 1.25%), 5.10%,  07/23/30
(h)
1,460 1,458,403
(1-day SOFR + 1.02%), 2.68%,  01/27/33
(h)
880 745,987
(1-day SOFR + 2.11%), 4.97%,  07/22/33
(h)
1,315 1,260,504
(1-day SOFR + 2.09%), 5.85%,  10/21/33
(h)
1,500 1,541,889
(1-day SOFR + 1.60%), 4.84%,  02/01/34
(h)
1,655 1,587,288
(1-day SOFR + 2.26%), 5.84%,  06/12/34
(h)
1,545 1,579,281
(1-day SOFR + 1.86%), 5.68%,  01/23/35
(h)
2,025 2,048,889
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
2.49%,  11/03/36
(h)
............... 1,420 1,156,289
US Bank NA, (1-day SOFR + 0.69%),
4.51%,  10/22/27
(h)
............... 200 199,160
Valley National Bancorp, (3-mo. CME Term
SOFR + 2.36%), 3.00%,  06/15/31
(h)
..... 275 251,165
Wachovia Corp.
(k)
7.57%,  08/01/26 ................. 280 290,502
5.50%,  08/01/35 ................. 1,142 1,139,199
Warba Sukuk Ltd., 5.35%,  07/10/29
(f)
..... 600 601,398
Webster Financial Corp., 4.10%,  03/25/29 .. 328 313,318
Wells Fargo & Co.
3.00%,  04/22/26 ................. 3,164 3,104,182
4.10%,  06/03/26 ................. 1,343 1,331,256
3.00%,  10/23/26 ................. 2,577 2,505,874
(3-mo. CME Term SOFR + 1.43%),
3.20%,  06/17/27
(h)
............... 2,545 2,491,079
4.30%,  07/22/27 ................. 2,899 2,870,393
Series W, (1-day SOFR + 0.78%),
4.90%,  01/24/28
(h)
............... 2,065 2,066,035
(1-day SOFR + 1.51%), 3.53%,  03/24/28
(h)
4,215 4,095,680
(1-day SOFR + 1.07%), 5.71%,  04/22/28
(h)
2,930 2,978,623
(3-mo. CME Term SOFR + 1.57%),
3.58%,  05/22/28
(h)
............... 2,805 2,724,509
(1-day SOFR + 2.10%), 2.39%,  06/02/28
(h)
3,243 3,064,296
(1-day SOFR + 1.98%), 4.81%,  07/25/28
(h)
2,860 2,851,704

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
4.15%,  01/24/29 ................. USD 3,000 $ 2,924,709
(1-day SOFR + 1.74%), 5.57%,  07/25/29
(h)
4,010 4,082,914
(1-day SOFR + 1.79%), 6.30%,  10/23/29
(h)
2,200 2,294,882
Series B, 7.95%,  11/15/29 ........... 441 490,014
(1-day SOFR + 1.50%), 5.20%,  01/23/30
(h)
3,255 3,272,598
(3-mo. CME Term SOFR + 1.43%),
2.88%,  10/30/30
(h)
............... 3,020 2,741,046
(1-day SOFR + 1.11%), 5.24%,  01/24/31
(h)
1,165 1,171,140
(3-mo. CME Term SOFR + 1.26%),
2.57%,  02/11/31
(h)
............... 3,387 3,002,440
(3-mo. CME Term SOFR + 4.03%),
4.48%,  04/04/31
(h)
............... 1,900 1,843,009
(1-day SOFR + 1.50%), 3.35%,  03/02/33
(h)
4,070 3,589,088
(1-day SOFR + 2.10%), 4.90%,  07/25/33
(h)
4,005 3,887,221
(1-day SOFR + 2.02%), 5.39%,  04/24/34
(h)
3,560 3,535,054
(1-day SOFR + 1.99%), 5.56%,  07/25/34
(h)
3,870 3,882,215
(1-day SOFR + 2.06%), 6.49%,  10/23/34
(h)
3,285 3,504,197
(1-day SOFR + 1.78%), 5.50%,  01/23/35
(h)
2,580 2,581,224
5.38%,  02/07/35 ................. 795 801,658
(1-day SOFR + 1.38%), 5.21%,  12/03/35
(h)
2,430 2,380,764
5.95%,  12/15/36 ................. 728 730,308
(1-day SOFR + 2.53%), 3.07%,  04/30/41
(h)
3,610 2,654,347
5.38%,  11/02/43 ................. 1,977 1,863,344
5.61%,  01/15/44 ................. 2,453 2,362,427
4.65%,  11/04/44 ................. 2,134 1,814,353
3.90%,  05/01/45 ................. 2,227 1,744,478
4.90%,  11/17/45 ................. 2,115 1,848,523
4.40%,  06/14/46 ................. 1,982 1,609,171
4.75%,  12/07/46 ................. 2,100 1,792,314
(3-mo. CME Term SOFR + 4.50%),
5.01%,  04/04/51
(h)
............... 5,460 4,921,936
(1-day SOFR + 2.13%), 4.61%,  04/25/53
(h)
3,230 2,724,269
Wells Fargo Bank NA
5.45%,  08/07/26 ................. 2,775 2,809,120
5.25%,  12/11/26 ................. 2,225 2,254,479
5.95%,  08/26/36 ................. 670 690,267
5.85%,  02/01/37 ................. 945 965,977
6.60%,  01/15/38 ................. 1,278 1,386,991
Western Alliance Bancorp, (3-mo. CME Term
SOFR + 2.25%), 3.00%,  06/15/31
(h)
..... 585 556,690
Westpac Banking Corp.
5.20%,  04/16/26 ................. 575 580,332
2.85%,  05/13/26 ................. 1,129 1,107,747
1.15%,  06/03/26 ................. 1,385 1,326,232
2.70%,  08/19/26 ................. 939 914,768
4.60%,  10/20/26 ................. 495 496,198
3.35%,  03/08/27 ................. 1,084 1,059,671
4.04%,  08/26/27 ................. 300 297,086
5.46%,  11/18/27 ................. 1,425 1,460,841
3.40%,  01/25/28 ................. 820 793,834
5.54%,  11/17/28 ................. 1,060 1,091,448
1.95%,  11/20/28 ................. 1,155 1,046,160
5.05%,  04/16/29 ................. 1,035 1,047,858
2.65%,  01/16/30 ................. 1,007 912,977
2.15%,  06/03/31 ................. 700 597,527
(USISOA05 + 2.24%), 4.32%,  11/23/31
(h)
. 1,150 1,133,594
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.68%),
5.41%,  08/10/33
(h)
............... 805 792,403
6.82%,  11/17/33 ................. 610 658,717
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.00%),
4.11%,  07/24/34
(h)
............... 1,185 1,118,788
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
2.67%,  11/15/35
(h)
............... USD 1,560 $ 1,333,871
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
5.62%,  11/20/35
(h)
............... 1,060 1,044,609
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.53%),
3.02%,  11/18/36
(h)
............... 1,275 1,083,764
4.42%,  07/24/39 ................. 1,600 1,414,985
2.96%,  11/16/40 ................. 1,119 798,683
3.13%,  11/18/41 ................. 1,155 827,933
Westpac New Zealand Ltd.
(d)
5.13%,  02/26/27 ................. 1,030 1,038,956
4.90%,  02/15/28 ................. 880 880,816
5.20%,  02/28/29 ................. 710 715,808
Wintrust Financial Corp., 4.85%,  06/06/29 .. 490 468,229
Woori Bank
(f)
0.75%,  02/01/26 ................. 800 768,411
2.00%,  01/20/27 ................. 200 189,989
4.75%,  01/24/27 ................. 400 400,420
4.88%,  01/26/28
(e)
................ 600 601,627
5.13%,  08/06/28 ................. 400 397,427
4.75%,  01/24/29 ................. 400 397,000
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.28%),
6.38%
(h)(j)
..................... 400 404,548
Yapi ve Kredi Bankasi A/S
(f)
9.25%,  10/16/28 ................. 800 861,682
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.28%),
9.25%,  01/17/34
(h)
............... 900 943,855
Zions Bancorp NA
3.25%,  10/29/29 ................. 555 496,213
(1-day SOFR + 2.83%), 6.82%,  11/19/35
(h)
480 493,678
Ziraat Katilim Varlik Kiralama A/S,
9.38%,  11/12/26
(f)
................ 600 634,724
1,515,012,718
Beverages — 0.4%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%,  06/29/28
(f)
................ 600 520,567
Anheuser-Busch Cos. LLC
4.70%,  02/01/36 ................. 3,951 3,739,027
4.90%,  02/01/46 ................. 8,446 7,638,982
Anheuser-Busch InBev Finance, Inc.
4.70%,  02/01/36 ................. 1,385 1,306,883
4.63%,  02/01/44 ................. 1,262 1,115,663
4.90%,  02/01/46 ................. 1,756 1,581,955
Anheuser-Busch InBev Worldwide, Inc.
4.00%,  04/13/28 ................. 2,252 2,214,519
4.75%,  01/23/29 ................. 4,197 4,201,938
3.50%,  06/01/30 ................. 1,775 1,665,863
4.90%,  01/23/31 ................. 1,275 1,275,769
5.00%,  06/15/34 ................. 940 926,867
5.88%,  06/15/35 ................. 450 472,094
4.38%,  04/15/38 ................. 875 788,419
8.20%,  01/15/39 ................. 1,153 1,441,495
5.45%,  01/23/39 ................. 1,673 1,668,686
8.00%,  11/15/39 ................. 933 1,156,255
4.95%,  01/15/42 ................. 1,541 1,426,177
4.60%,  04/15/48 ................. 45 39,189
4.44%,  10/06/48 ................. 2,180 1,829,592
5.55%,  01/23/49 ................. 3,439 3,371,930
4.50%,  06/01/50 ................. 20 17,425

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
4.75%,  04/15/58 ................. USD 842 $ 723,166
5.80%,  01/23/59 ................. 1,902 1,927,620
Bacardi Ltd.
2.75%,  07/15/26
(d)
................ 705 682,333
4.70%,  05/15/28
(f)
................. 351 346,619
5.25%,  01/15/29
(d)
................ 1,065 1,065,894
5.40%,  06/15/33
(f)
................. 600 585,845
5.15%,  05/15/38
(f)
................. 75 68,648
5.90%,  06/15/43
(d)
................ 140 135,452
5.30%,  05/15/48
(f)
................. 500 444,839
Bacardi-Martini BV
(d)
5.55%,  02/01/30 ................. 300 303,153
6.00%,  02/01/35 ................. 335 339,677
Becle SAB de CV, 2.50%,  10/14/31
(f)
...... 800 641,746
Brown-Forman Corp.
4.75%,  04/15/33 ................. 420 409,219
4.00%,  04/15/38 ................. 306 266,149
4.50%,  07/15/45 ................. 536 463,245
Central American Bottling Corp.,
5.25%,  04/27/29
(f)
................ 1,234 1,173,703
Cia Cervecerias Unidas SA, 3.35%,  01/19/32
(e)
(f)
.......................... 600 510,675
Coca-Cola Co. (The)
3.38%,  03/25/27 ................. 1,545 1,514,260
2.90%,  05/25/27 ................. 447 432,862
1.45%,  06/01/27 ................. 1,094 1,024,075
1.50%,  03/05/28 ................. 1,150 1,051,375
1.00%,  03/15/28 ................. 1,190 1,072,341
2.13%,  09/06/29 ................. 1,370 1,230,495
3.45%,  03/25/30 ................. 1,424 1,344,076
1.65%,  06/01/30 ................. 1,810 1,548,436
2.00%,  03/05/31 ................. 982 839,515
1.38%,  03/15/31 ................. 1,505 1,234,119
2.25%,  01/05/32 ................. 1,495 1,272,228
5.00%,  05/13/34 ................. 750 749,304
4.65%,  08/14/34 ................. 470 456,919
2.50%,  06/01/40 ................. 1,310 923,821
2.88%,  05/05/41 ................. 835 609,052
4.20%,  03/25/50 ................. 735 605,085
2.60%,  06/01/50 ................. 1,468 888,460
3.00%,  03/05/51 ................. 1,273 839,617
2.50%,  03/15/51 ................. 1,281 752,704
5.30%,  05/13/54 ................. 750 722,168
5.20%,  01/14/55 ................. 1,385 1,315,558
2.75%,  06/01/60 ................. 920 536,083
5.40%,  05/13/64 ................. 1,390 1,335,029
Coca-Cola Consolidated, Inc.
5.25%,  06/01/29 ................. 575 582,278
5.45%,  06/01/34 ................. 465 469,080
Coca-Cola Europacific Partners plc,
1.50%,  01/15/27
(d)
............... 370 347,169
Coca-Cola Femsa SAB de CV
2.75%,  01/22/30 ................. 972 874,494
1.85%,  09/01/32 ................. 920 726,505
5.25%,  11/26/43 ................. 390 369,080
Coca-Cola Icecek A/S, 4.50%,  01/20/29
(f)
... 400 377,867
Constellation Brands, Inc.
5.00%,  02/02/26 ................. 583 582,789
3.70%,  12/06/26 ................. 721 708,390
3.50%,  05/09/27 ................. 768 747,911
4.35%,  05/09/27 ................. 610 604,400
3.60%,  02/15/28 ................. 413 398,300
4.65%,  11/15/28 ................. 625 618,711
4.80%,  01/15/29 ................. 715 710,697
3.15%,  08/01/29 ................. 986 910,591
Security
Par (000)
Par (000) Value
Beverages (continued)
2.88%,  05/01/30 ................. USD 1,110 $ 992,145
2.25%,  08/01/31 ................. 975 811,931
4.75%,  05/09/32 ................. 95 91,343
4.90%,  05/01/33 ................. 975 936,216
4.50%,  05/09/47 ................. 645 530,964
4.10%,  02/15/48 ................. 660 506,594
5.25%,  11/15/48 ................. 421 382,409
3.75%,  05/01/50 ................. 735 528,308
Diageo Capital plc
5.38%,  10/05/26 ................. 1,035 1,049,003
5.30%,  10/24/27 ................. 1,010 1,027,082
3.88%,  05/18/28 ................. 1,005 982,412
2.38%,  10/24/29 ................. 210 188,954
2.00%,  04/29/30 ................. 1,358 1,177,898
2.13%,  04/29/32 ................. 758 621,563
5.50%,  01/24/33 ................. 930 947,151
5.63%,  10/05/33 ................. 895 920,544
5.88%,  09/30/36 ................. 426 448,179
3.88%,  04/29/43 ................. 245 196,537
Diageo Investment Corp.
7.45%,  04/15/35 ................. 520 605,223
4.25%,  05/11/42 ................. 655 555,821
Embotelladora Andina SA, 3.95%,  01/21/50
(f)
. 200 146,499
Fomento Economico Mexicano SAB de CV
4.38%,  05/10/43 ................. 60 50,611
3.50%,  01/16/50 ................. 176 125,702
Heineken NV
(d)
3.50%,  01/29/28 ................. 1,550 1,497,275
4.00%,  10/01/42 ................. 420 344,743
4.35%,  03/29/47 ................. 860 713,734
Keurig Dr Pepper, Inc.
2.55%,  09/15/26 ................. 572 553,691
5.10%,  03/15/27 ................. 355 357,892
3.43%,  06/15/27 ................. 829 806,239
4.60%,  05/25/28 ................. 755 749,579
5.05%,  03/15/29 ................. 325 326,220
3.95%,  04/15/29 ................. 575 553,317
3.20%,  05/01/30 ................. 1,033 946,343
Series 31*, 2.25%,  03/15/31 .......... 330 280,715
Series 10, 5.20%,  03/15/31 .......... 885 891,609
4.05%,  04/15/32 ................. 749 700,588
5.30%,  03/15/34
(e)
................ 335 334,164
4.50%,  11/15/45 ................. 540 450,960
4.42%,  12/15/46 ................. 615 504,640
5.09%,  05/25/48 ................. 510 458,058
3.80%,  05/01/50 ................. 740 542,526
3.35%,  03/15/51 ................. 560 373,862
4.50%,  04/15/52 ................. 956 784,222
Molson Coors Beverage Co.
3.00%,  07/15/26 ................. 1,714 1,673,428
5.00%,  05/01/42 ................. 1,180 1,074,837
4.20%,  07/15/46 ................. 1,891 1,503,465
Pepsico Singapore Financing I Pte. Ltd.
4.65%,  02/16/27 ................. 575 577,370
4.55%,  02/16/29 ................. 520 517,177
4.70%,  02/16/34 ................. 400 387,000
PepsiCo, Inc.
4.55%,  02/13/26 ................. 783 784,363
2.85%,  02/24/26 ................. 825 812,269
2.38%,  10/06/26 ................. 1,097 1,061,212
5.13%,  11/10/26 ................. 745 754,406
2.63%,  03/19/27 ................. 670 646,354
3.00%,  10/15/27 ................. 1,425 1,374,572
3.60%,  02/18/28 ................. 690 672,933
4.45%,  05/15/28
(e)
................ 760 760,462

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
7.00%,  03/01/29 ................. USD 370 $ 402,241
4.50%,  07/17/29 ................. 695 692,893
2.63%,  07/29/29 ................. 1,202 1,104,154
2.75%,  03/19/30 ................. 1,420 1,292,001
1.63%,  05/01/30 ................. 1,040 889,430
1.40%,  02/25/31 ................. 781 642,662
1.95%,  10/21/31 ................. 850 710,136
3.90%,  07/18/32 ................. 1,280 1,199,060
4.45%,  02/15/33 ................. 725 713,927
4.80%,  07/17/34 ................. 715 702,925
5.50%,  01/15/40 ................. 190 192,253
3.50%,  03/19/40 ................. 485 390,232
4.88%,  11/01/40 ................. 465 440,761
2.63%,  10/21/41 ................. 766 532,724
4.00%,  03/05/42 ................. 610 509,307
3.60%,  08/13/42 ................. 359 281,067
4.25%,  10/22/44 ................. 375 318,207
4.45%,  04/14/46 ................. 870 754,534
3.45%,  10/06/46 ................. 853 631,196
4.00%,  05/02/47 ................. 525 418,550
3.38%,  07/29/49 ................. 558 396,385
2.88%,  10/15/49 ................. 1,054 682,432
3.63%,  03/19/50 ................. 985 730,236
2.75%,  10/21/51 ................. 1,127 693,782
4.20%,  07/18/52 ................. 480 387,573
4.65%,  02/15/53 ................. 480 417,293
5.25%,  07/17/54 ................. 835 798,686
3.88%,  03/19/60 ................. 510 377,779
Pernod Ricard International Finance LLC
(d)
1.25%,  04/01/28 ................. 570 511,491
1.63%,  04/01/31 ................. 1,295 1,049,517
2.75%,  10/01/50 ................. 418 245,597
Pernod Ricard SA
(d)
3.25%,  06/08/26 ................. 815 800,710
5.50%,  01/15/42 ................. 935 892,605
Primo Water Holdings, Inc., 4.38%,  04/30/29
(d)
723 683,296
Suntory Holdings Ltd., 5.12%,  06/11/29
(d)
... 555 558,323
Triton Water Holdings, Inc., 6.25%,  04/01/29
(d)
770 764,450
141,214,851
Biotechnology — 0.4%
AbbVie, Inc.
3.20%,  05/14/26 ................. 1,796 1,768,154
2.95%,  11/21/26 ................. 3,189 3,104,897
4.80%,  03/15/27 ................. 2,050 2,061,401
4.25%,  11/14/28 ................. 1,376 1,357,514
4.80%,  03/15/29 ................. 3,365 3,370,538
3.20%,  11/21/29 ................. 4,568 4,258,395
4.95%,  03/15/31 ................. 2,425 2,432,399
5.05%,  03/15/34 ................. 3,000 2,977,528
4.55%,  03/15/35 ................. 1,962 1,856,920
4.50%,  05/14/35 ................. 2,114 1,988,043
4.30%,  05/14/36 ................. 1,235 1,128,772
4.05%,  11/21/39 ................. 4,144 3,556,479
4.63%,  10/01/42 ................. 358 319,115
4.40%,  11/06/42 ................. 2,228 1,938,200
5.35%,  03/15/44 ................. 595 581,186
4.85%,  06/15/44 ................. 1,506 1,371,081
4.75%,  03/15/45 ................. 925 828,859
4.70%,  05/14/45 ................. 2,153 1,914,570
4.45%,  05/14/46 ................. 2,580 2,206,043
4.88%,  11/14/48 ................. 1,437 1,292,686
4.25%,  11/21/49 ................. 5,239 4,286,056
5.40%,  03/15/54 ................. 2,840 2,742,679
5.50%,  03/15/64 ................. 1,265 1,216,563
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Amgen, Inc.
2.60%,  08/19/26 ................. USD 1,267 $ 1,229,608
2.20%,  02/21/27 ................. 1,507 1,434,040
3.20%,  11/02/27 ................. 1,102 1,061,001
5.15%,  03/02/28 ................. 3,240 3,277,093
1.65%,  08/15/28 ................. 1,520 1,366,366
3.00%,  02/22/29 ................. 1,410 1,316,047
4.05%,  08/18/29 ................. 1,595 1,539,787
2.45%,  02/21/30 ................. 1,623 1,442,758
5.25%,  03/02/30 ................. 2,750 2,784,092
2.30%,  02/25/31 ................. 1,263 1,082,030
2.00%,  01/15/32 ................. 990 807,882
3.35%,  02/22/32 ................. 958 856,323
4.20%,  03/01/33 ................. 830 771,447
5.25%,  03/02/33 ................. 4,185 4,174,393
6.38%,  06/01/37 ................. 365 391,705
6.40%,  02/01/39 ................. 551 582,557
3.15%,  02/21/40 ................. 1,649 1,230,001
5.75%,  03/15/40 ................. 405 402,284
2.80%,  08/15/41 ................. 1,370 956,804
4.95%,  10/01/41 ................. 753 682,059
5.15%,  11/15/41 ................. 1,015 946,245
5.65%,  06/15/42 ................. 565 554,017
5.60%,  03/02/43 ................. 2,885 2,817,665
4.40%,  05/01/45 ................. 2,462 2,047,110
4.56%,  06/15/48 ................. 979 821,744
3.38%,  02/21/50 ................. 1,687 1,158,849
4.66%,  06/15/51 ................. 3,167 2,666,009
3.00%,  01/15/52 ................. 1,151 725,034
4.20%,  02/22/52 ................. 790 610,920
4.88%,  03/01/53 ................. 987 850,976
5.65%,  03/02/53 ................. 3,585 3,465,929
2.77%,  09/01/53 ................. 1,206 702,194
4.40%,  02/22/62 ................. 980 759,220
5.75%,  03/02/63 ................. 2,215 2,137,184
Baxalta, Inc., 5.25%,  06/23/45 .......... 520 479,095
Biocon Biologics Global plc, 6.67%,  10/09/29
(f)
800 779,304
Biogen, Inc.
2.25%,  05/01/30 ................. 1,803 1,569,882
5.20%,  09/15/45 ................. 1,090 984,768
3.15%,  05/01/50 ................. 1,475 924,885
3.25%,  02/15/51 ................. 681 432,969
CSL Finance plc
(d)
3.85%,  04/27/27 ................. 450 440,272
4.05%,  04/27/29 ................. 825 796,966
4.25%,  04/27/32 ................. 440 414,939
5.11%,  04/03/34 ................. 680 670,458
4.63%,  04/27/42 ................. 825 725,120
4.75%,  04/27/52 ................. 985 846,161
5.42%,  04/03/54 ................. 640 602,238
4.95%,  04/27/62
(e)
................ 495 426,059
Emergent BioSolutions, Inc., 3.88%,  08/15/28
(d)
(e)
.......................... 435 366,647
Gilead Sciences, Inc.
3.65%,  03/01/26 ................. 2,812 2,787,546
2.95%,  03/01/27 ................. 1,505 1,456,698
1.20%,  10/01/27 ................. 930 851,256
4.80%,  11/15/29 ................. 685 683,189
1.65%,  10/01/30 ................. 1,275 1,069,454
5.25%,  10/15/33 ................. 990 995,584
5.10%,  06/15/35 ................. 800 788,549
4.60%,  09/01/35 ................. 1,010 954,158
4.00%,  09/01/36 ................. 750 662,354
2.60%,  10/01/40 ................. 1,013 706,971
5.65%,  12/01/41 ................. 1,260 1,267,329

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.80%,  04/01/44 ................. USD 1,701 $ 1,526,501
4.50%,  02/01/45 ................. 1,613 1,384,553
4.75%,  03/01/46 ................. 1,991 1,766,748
4.15%,  03/01/47 ................. 1,952 1,574,143
2.80%,  10/01/50 ................. 1,752 1,075,212
5.55%,  10/15/53 ................. 665 651,492
5.50%,  11/15/54 ................. 725 704,574
5.60%,  11/15/64 ................. 735 711,224
Grifols SA, 4.75%,  10/15/28
(d)(e)
......... 705 652,416
Regeneron Pharmaceuticals, Inc.
1.75%,  09/15/30 ................. 1,145 957,000
2.80%,  09/15/50 ................. 862 503,748
Syngenta Group Finance Ltd.,
5.00%,  04/19/26
(f)
................ 650 649,885
131,049,798
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.
3.40%,  12/06/27 ................. 3,075 2,973,435
4.88%,  05/26/30
(d)
................ 640 635,802
2.13%,  02/09/31
(e)
................ 1,395 1,185,180
4.50%,  11/28/34 ................. 898 834,198
5.25%,  05/26/35
(d)
................ 750 734,231
4.00%,  12/06/37 ................. 1,058 903,824
2.70%,  02/09/41 ................. 1,260 857,373
4.20%,  12/06/47 ................. 1,795 1,425,448
3.15%,  02/09/51 ................. 1,493 960,252
5.63%,  11/26/54
(d)(e)
............... 675 653,686
4.40%,  12/06/57 ................. 1,020 804,294
3.25%,  02/09/61 ................. 838 511,793
Amazon.com, Inc.
1.00%,  05/12/26 ................. 2,207 2,119,408
3.30%,  04/13/27 ................. 1,855 1,813,097
1.20%,  06/03/27 ................. 965 897,988
3.15%,  08/22/27 ................. 3,233 3,135,085
4.55%,  12/01/27 ................. 2,720 2,734,502
1.65%,  05/12/28 ................. 2,070 1,894,192
3.45%,  04/13/29 ................. 1,173 1,127,313
4.65%,  12/01/29
(e)
................ 1,525 1,536,462
1.50%,  06/03/30 ................. 2,384 2,029,755
2.10%,  05/12/31 ................. 2,933 2,511,994
3.60%,  04/13/32 ................. 2,158 1,992,503
4.70%,  12/01/32 ................. 2,005 1,989,476
4.80%,  12/05/34 ................. 1,418 1,404,940
3.88%,  08/22/37 ................. 2,780 2,455,374
2.88%,  05/12/41 ................. 2,190 1,607,010
4.95%,  12/05/44 ................. 1,931 1,846,030
4.05%,  08/22/47 ................. 3,093 2,535,554
2.50%,  06/03/50 ................. 2,176 1,294,614
3.10%,  05/12/51 ................. 2,979 1,998,086
3.95%,  04/13/52 ................. 2,280 1,795,300
4.25%,  08/22/57 ................. 2,084 1,699,257
2.70%,  06/03/60 ................. 1,720 993,115
3.25%,  05/12/61 ................. 1,525 990,830
4.10%,  04/13/62 ................. 1,365 1,068,237
ANGI Group LLC, 3.88%,  08/15/28
(d)
...... 495 445,422
eBay, Inc.
1.40%,  05/10/26 ................. 630 605,042
3.60%,  06/05/27 ................. 1,185 1,157,104
5.95%,  11/22/27 ................. 230 237,258
2.70%,  03/11/30 ................. 1,030 926,485
2.60%,  05/10/31 ................. 605 525,586
6.30%,  11/22/32 ................. 785 833,329
4.00%,  07/15/42 ................. 715 573,864
3.65%,  05/10/51 ................. 1,066 757,948
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
El Puerto de Liverpool SAB de CV
3.88%,  10/06/26
(e)(f)
............... USD 400 $ 393,157
6.26%,  01/22/32
(d)(h)
............... 400 401,147
6.66%,  01/22/37
(d)(h)
............... 400 401,084
Falabella SA, 3.38%,  01/15/32
(f)
......... 600 497,639
Getty Images, Inc., 9.75%,  03/01/27
(d)(e)
.... 300 302,710
Go Daddy Operating Co. LLC
(d)
5.25%,  12/01/27 ................. 580 574,712
3.50%,  03/01/29 ................. 767 709,309
GrubHub Holdings, Inc., 5.50%,  07/01/27
(d)(e)
. 480 446,572
JD.com, Inc.
3.88%,  04/29/26
(e)
................ 509 502,818
3.38%,  01/14/30
(e)
................ 708 658,969
4.13%,  01/14/50 ................. 385 302,190
Kohl's Corp.
4.62%,  05/01/31
(e)
................ 485 387,768
5.55%,  07/17/45 ................. 428 269,148
Liberty Interactive LLC
(e)
8.50%,  07/15/29 ................. 299 150,702
8.25%,  02/01/30 ................. 505 248,144
Macy's Retail Holdings LLC
5.88%,  04/01/29
(d)
................ 209 204,435
5.88%,  03/15/30
(d)
................ 405 389,226
6.13%,  03/15/32
(d)
................ 425 402,313
6.70%,  07/15/34
(d)
................ 196 165,921
4.50%,  12/15/34 ................. 375 307,849
6.38%,  03/15/37 ................. 200 174,333
5.13%,  01/15/42 ................. 252 186,477
4.30%,  02/15/43 ................. 245 169,287
Marks & Spencer plc, 7.13%,  12/01/37
(d)
... 290 307,049
Match Group Holdings II LLC
(d)
5.00%,  12/15/27 ................. 455 445,843
4.63%,  06/01/28 ................. 480 462,231
5.63%,  02/15/29 ................. 355 351,191
4.13%,  08/01/30 ................. 504 454,612
3.63%,  10/01/31 ................. 490 421,582
MercadoLibre, Inc., 3.13%,  01/14/31
(e)
..... 600 524,508
Millennium Escrow Corp., 6.63%,  08/01/26
(d)
. 750 583,046
Nordstrom, Inc.
4.00%,  03/15/27 ................. 337 326,125
6.95%,  03/15/28 ................. 292 300,379
4.38%,  04/01/30 ................. 505 460,048
4.25%,  08/01/31 ................. 415 366,259
5.00%,  01/15/44 ................. 944 714,377
Prosus NV
(f)
3.26%,  01/19/27 ................. 1,000 957,292
4.85%,  07/06/27
(e)
................ 600 590,071
3.68%,  01/21/30 ................. 1,257 1,128,452
3.06%,  07/13/31
(e)
................ 1,800 1,502,042
4.19%,  01/19/32 ................. 1,000 883,509
4.03%,  08/03/50 ................. 1,400 912,446
3.83%,  02/08/51 ................. 1,600 1,003,055
4.99%,  01/19/52 ................. 800 605,286
QVC, Inc.
6.88%,  04/15/29
(d)(e)
............... 593 493,183
5.45%,  08/15/34
(e)
................ 400 245,492
5.95%,  03/15/43 ................. 300 166,228
Rakuten Group, Inc.
(d)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.58%),
5.13%
(e)(h)(j)
.................... 730 702,765
11.25%,  02/15/27 ................. 1,740 1,901,351
9.75%,  04/15/29 ................. 1,922 2,100,206

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.25%),
8.13%
(h)(j)
..................... USD 610 $ 601,124
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.96%),
6.25%
(h)(j)
..................... 990 882,866
Saks Global Enterprises LLC,
11.00%,  12/15/29
(d)
............... 2,160 2,071,046
Wayfair LLC, 7.25%,  10/31/29
(d)
......... 785 801,017
93,522,267
Building Products — 0.2%
ACProducts Holdings, Inc., 6.38%,  05/15/29
(d)(e)
560 355,649
Advanced Drainage Systems, Inc.
(d)
5.00%,  09/30/27 ................. 340 335,525
6.38%,  06/15/30 ................. 501 505,868
Allegion plc, 3.50%,  10/01/29 .......... 485 454,544
AmeriTex HoldCo Intermediate LLC,
10.25%,  10/15/28
(d)
............... 525 556,666
Builders FirstSource, Inc.
(d)
5.00%,  03/01/30 ................. 541 517,684
4.25%,  02/01/32 ................. 1,277 1,150,450
6.38%,  06/15/32 ................. 665 674,065
6.38%,  03/01/34 ................. 970 978,012
Camelot Return Merger Sub, Inc.,
8.75%,  08/01/28
(d)(e)
.............. 695 682,837
Carlisle Cos., Inc.
3.75%,  12/01/27 ................. 590 574,166
2.75%,  03/01/30 ................. 684 616,228
2.20%,  03/01/32 ................. 435 357,737
Carrier Global Corp.
2.49%,  02/15/27 ................. 921 881,863
2.72%,  02/15/30 ................. 2,368 2,123,029
2.70%,  02/15/31 ................. 495 432,369
5.90%,  03/15/34 ................. 1,083 1,120,948
3.38%,  04/05/40 ................. 1,466 1,135,454
3.58%,  04/05/50 ................. 1,459 1,047,175
6.20%,  03/15/54 ................. 659 699,116
Cornerstone Building Brands, Inc.
(d)
6.13%,  01/15/29 ................. 309 250,060
9.50%,  08/15/29 ................. 505 505,164
CP Atlas Buyer, Inc., 7.00%,  12/01/28
(d)(e)
... 515 458,303
CRH America Finance, Inc.
3.40%,  05/09/27
(d)
................ 865 838,255
3.95%,  04/04/28
(d)
................ 1,035 1,007,207
5.40%,  05/21/34 ................. 845 841,763
5.50%,  01/09/35 ................. 600 603,201
4.40%,  05/09/47
(d)
................ 65 53,230
4.50%,  04/04/48
(d)
................ 780 647,507
5.88%,  01/09/55 ................. 200 204,095
CRH SMW Finance DAC
5.20%,  05/21/29 ................. 580 583,928
5.13%,  01/09/30 ................. 600 602,813
Eco Material Technologies, Inc.,
7.88%,  01/31/27
(d)
............... 625 637,047
EMRLD Borrower LP
(d)
6.63%,  12/15/30 ................. 2,746 2,779,465
6.75%,  07/15/31 ................. 493 501,296
Fortune Brands Innovations, Inc.
3.25%,  09/15/29 ................. 860 796,231
4.00%,  03/25/32 ................. 370 340,757
5.88%,  06/01/33 ................. 387 397,953
4.50%,  03/25/52 ................. 425 331,733
Griffon Corp., 5.75%,  03/01/28 ......... 948 939,813
Security
Par (000)
Par (000) Value
Building Products (continued)
Holcim Finance US LLC
(d)
3.50%,  09/22/26 ................. USD 675 $ 661,029
4.75%,  09/22/46 ................. 245 208,787
James Hardie International Finance DAC,
5.00%,  01/15/28
(d)
............... 405 394,651
JELD-WEN, Inc.
(d)
4.88%,  12/15/27 ................. 390 376,322
7.00%,  09/01/32
(e)
................ 350 333,663
Johnson Controls International plc
3.90%,  02/14/26 ................. 722 716,101
5.50%,  04/19/29 ................. 770 785,691
1.75%,  09/15/30 ................. 735 618,562
2.00%,  09/16/31 ................. 455 376,677
4.90%,  12/01/32 ................. 730 713,908
6.00%,  01/15/36 ................. 479 501,098
4.62%,  07/02/44 ................. 465 400,078
4.50%,  02/15/47 ................. 413 342,511
4.95%,  07/02/64 ................. 413 348,651
Lennox International, Inc.
1.70%,  08/01/27 ................. 455 421,652
5.50%,  09/15/28 ................. 595 606,663
Limak Cimento Sanayi ve Ticaret A/S,
9.75%,  07/25/29
(f)
................ 600 600,433
Masco Corp.
3.50%,  11/15/27 ................. 536 517,930
1.50%,  02/15/28 ................. 550 498,225
2.00%,  10/01/30 ................. 263 222,842
2.00%,  02/15/31 ................. 702 591,149
4.50%,  05/15/47 ................. 350 288,711
3.13%,  02/15/51 ................. 486 305,820
Masterbrand, Inc., 7.00%,  07/15/32
(d)
..... 690 705,441
Miter Brands Acquisition Holdco, Inc.,
6.75%,  04/01/32
(d)
............... 689 697,171
MIWD Holdco II LLC, 5.50%,  02/01/30
(d)
... 495 471,448
New Enterprise Stone & Lime Co., Inc.
(d)
5.25%,  07/15/28 ................. 581 567,064
9.75%,  07/15/28
(e)
................ 270 275,240
Oscar AcquisitionCo LLC, 9.50%,  04/15/30
(d)
. 585 568,749
Owens Corning
3.40%,  08/15/26 ................. 792 776,150
5.50%,  06/15/27 ................. 340 345,996
3.95%,  08/15/29 ................. 459 439,820
3.50%,  02/15/30 ................. 480 447,126
3.88%,  06/01/30 ................. 525 494,870
5.70%,  06/15/34 ................. 485 494,135
7.00%,  12/01/36 ................. 414 463,833
4.30%,  07/15/47 ................. 1,145 920,600
4.40%,  01/30/48 ................. 625 505,511
5.95%,  06/15/54 ................. 190 190,950
Quikrete Holdings, Inc.
(d)
6.38%,  03/01/32 ................. 2,085 2,094,091
6.75%,  03/01/33 ................. 495 497,420
Sisecam UK plc
(f)
8.25%,  05/02/29 ................. 600 605,611
8.63%,  05/02/32 ................. 800 805,709
Smyrna Ready Mix Concrete LLC
(d)
6.00%,  11/01/28 ................. 1,060 1,051,258
8.88%,  11/15/31 ................. 1,085 1,158,103
St. Marys Cement, Inc., 5.75%,  04/02/34
(f)
.. 400 388,331
Standard Building Solutions, Inc.,
6.50%,  08/15/32
(d)
............... 990 999,571
Standard Industries, Inc.
(d)
5.00%,  02/15/27 ................. 815 803,502
4.75%,  01/15/28 ................. 980 952,858
4.38%,  07/15/30 ................. 1,576 1,463,713

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
3.38%,  01/15/31 ................. USD 1,056 $ 924,569
Summit Materials LLC
(d)
6.50%,  03/15/27 ................. 288 288,155
5.25%,  01/15/29 ................. 670 678,676
7.25%,  01/15/31 ................. 785 847,434
Trane Technologies Financing Ltd.
3.50%,  03/21/26 ................. 859 849,322
3.80%,  03/21/29 ................. 832 799,386
5.25%,  03/03/33 ................. 455 456,835
5.10%,  06/13/34 ................. 895 884,855
4.65%,  11/01/44 ................. 170 149,318
4.50%,  03/21/49 ................. 255 217,443
Trane Technologies Global Holding Co. Ltd.
3.75%,  08/21/28 ................. 916 885,410
5.75%,  06/15/43 ................. 698 704,352
4.30%,  02/21/48 ................. 465 385,034
Votorantim Cimentos International SA,
7.25%,  04/05/41
(f)
................ 400 426,328
Wilsonart LLC, 11.00%,  08/15/32
(d)
....... 505 504,158
67,535,906
Capital Markets — 2.0%
abrdn plc, 4.25%,  06/30/28
(f)
........... 550 526,386
Abu Dhabi Developmental Holding Co. PJSC
(f)
5.38%,  05/08/29 ................. 1,200 1,216,484
4.38%,  10/02/31 ................. 1,000 959,870
5.50%,  05/08/34 ................. 1,200 1,221,368
5.25%,  10/02/54 ................. 1,000 914,844
Acadian Asset Management, Inc.,
4.80%,  07/27/26 ................ 275 271,123
Affiliated Managers Group, Inc.
3.30%,  06/15/30 ................. 450 411,710
5.50%,  08/20/34 ................. 410 401,395
AG Issuer LLC, 6.25%,  03/01/28
(d)
....... 495 494,183
AG TTMT Escrow Issuer LLC,
8.63%,  09/30/27
(d)
............... 490 509,421
Ameriprise Financial, Inc.
2.88%,  09/15/26 ................. 1,006 980,191
5.70%,  12/15/28 ................. 585 605,248
4.50%,  05/13/32 ................. 665 640,621
5.15%,  05/15/33 ................. 620 616,515
Amipeace Ltd.
(f)
1.75%,  11/09/26 ................. 600 571,263
2.25%,  10/22/30 ................. 1,200 1,046,666
Antares Holdings LP
(d)
3.95%,  07/15/26 ................. 825 803,668
2.75%,  01/15/27 ................. 800 753,420
7.95%,  08/11/28 ................. 410 431,158
6.50%,  02/08/29 ................. 600 600,761
6.35%,  10/23/29 ................. 330 328,323
Apollo Debt Solutions BDC
(d)
6.90%,  04/13/29 ................. 905 939,934
6.70%,  07/29/31 ................. 540 557,892
6.55%,  03/15/32 ................. 80 81,378
Apollo Management Holdings LP
(d)
4.40%,  05/27/26 ................. 275 273,174
4.87%,  02/15/29
(e)
................ 910 907,239
2.65%,  06/05/30
(e)
................ 1,038 915,515
5.00%,  03/15/48
(e)
................ 325 289,352
Ares Capital Corp.
2.15%,  07/15/26 ................. 1,267 1,215,879
7.00%,  01/15/27 ................. 670 693,352
2.88%,  06/15/27 ................. 630 599,295
2.88%,  06/15/28 ................. 1,103 1,020,277
5.88%,  03/01/29 ................. 895 905,389
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.95%,  07/15/29 ................. USD 830 $ 841,017
3.20%,  11/15/31 ................. 670 577,545
5.80%,  03/08/32 ................. 475 471,533
Ares Finance Co. II LLC, 3.25%,  06/15/30
(d)
. 650 591,872
Ares Finance Co. III LLC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.24%), 4.13%,  06/30/51
(d)(h)
......... 280 268,414
Ares Finance Co. IV LLC, 3.65%,  02/01/52
(d)(e)
350 243,845
Ares Management Corp.
6.38%,  11/10/28 ................. 450 471,381
5.60%,  10/11/54 ................. 300 284,317
Ares Strategic Income Fund
(d)
5.70%,  03/15/28 ................. 330 330,317
6.35%,  08/15/29 ................. 670 682,413
5.60%,  02/15/30 ................. 45 44,445
6.20%,  03/21/32 ................. 250 250,114
Aretec Group, Inc.
(d)
7.50%,  04/01/29 ................. 395 395,663
10.00%,  08/15/30 ................. 675 742,240
B3 SA - Brasil Bolsa Balcao, 4.13%,  09/20/31
(e)
(f)
.......................... 600 533,221
Bain Capital Specialty Finance, Inc.
2.95%,  03/10/26 ................. 487 474,194
2.55%,  10/13/26 ................. 315 300,242
Bank of New York Mellon Corp. (The)
2.80%,  05/04/26 ................. 522 511,952
2.45%,  08/17/26 ................. 624 605,449
1.05%,  10/15/26 ................. 612 577,569
2.05%,  01/26/27 ................. 695 663,406
(1-day SOFR + 1.03%), 4.95%,  04/26/27
(h)
992 996,813
3.25%,  05/16/27 ................. 713 692,849
3.40%,  01/29/28 ................. 994 961,234
(3-mo. CME Term SOFR + 1.33%),
3.44%,  02/07/28
(h)
............... 1,178 1,149,163
3.85%,  04/28/28 ................. 1,645 1,608,499
(1-day SOFR + 1.15%), 3.99%,  06/13/28
(h)
612 601,711
1.65%,  07/14/28 ................. 840 761,562
(1-day SOFR + 0.84%), 4.89%,  07/21/28
(h)
770 774,560
(SOFR Index + 1.80%), 5.80%,  10/25/28
(h)
1,095 1,125,609
3.00%,  10/30/28 ................. 973 913,828
Series J, 1.90%,  01/25/29 ........... 960 864,226
(1-day SOFR + 1.17%), 4.54%,  02/01/29
(h)
725 720,833
3.85%,  04/26/29 ................. 770 745,053
3.30%,  08/23/29 ................. 1,043 971,739
(1-day SOFR + 1.60%), 6.32%,  10/25/29
(h)
1,240 1,302,259
(1-day SOFR + 1.09%), 4.98%,  03/14/30
(h)
1,295 1,299,415
(1-day SOFR + 1.76%), 4.60%,  07/26/30
(h)
645 636,930
1.65%,  01/28/31 ................. 800 667,514
1.80%,  07/28/31 ................. 860 715,964
2.50%,  01/26/32 ................. 500 425,394
(1-day SOFR + 1.23%), 5.06%,  07/22/32
(h)
835 833,309
(1-day SOFR + 1.42%), 4.29%,  06/13/33
(h)
820 773,316
(SOFR Index + 2.07%), 5.83%,  10/25/33
(h)
1,500 1,559,590
(1-day SOFR + 1.51%), 4.71%,  02/01/34
(h)
600 579,356
Series J, (1-day SOFR + 1.61%),
4.97%,  04/26/34
(h)
............... 1,015 993,537
(1-day SOFR + 1.85%), 6.47%,  10/25/34
(h)
750 809,107
(1-day SOFR + 1.42%), 5.19%,  03/14/35
(h)
1,045 1,033,614
(1-day SOFR + 1.25%), 5.23%,  11/20/35
(h)
725 721,773
(1-day SOFR + 1.77%), 5.61%,  07/21/39
(h)
560 560,860
Barings BDC, Inc.
3.30%,  11/23/26 ................. 125 120,254
7.00%,  02/15/29 ................. 245 251,731
BGC Group, Inc.
8.00%,  05/25/28 ................. 370 393,539

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.60%,  06/10/29 ................. USD 500 $ 511,862
Blackstone Holdings Finance Co. LLC
(d)
3.15%,  10/02/27
(e)
................ 340 326,100
5.90%,  11/03/27 ................. 980 1,008,928
1.63%,  08/05/28 ................. 998 895,015
2.50%,  01/10/30 ................. 1,010 901,118
1.60%,  03/30/31 ................. 1,110 904,937
2.00%,  01/30/32 ................. 478 386,896
2.55%,  03/30/32 ................. 815 683,905
6.20%,  04/22/33 ................. 485 510,833
5.00%,  06/15/44 ................. 505 458,442
4.45%,  07/15/45 ................. 370 309,772
4.00%,  10/02/47
(e)
................ 330 253,850
3.50%,  09/10/49 ................. 456 315,567
2.80%,  09/30/50 ................. 688 410,185
2.85%,  08/05/51 ................. 500 300,654
3.20%,  01/30/52 ................. 790 516,675
Blackstone Private Credit Fund
2.63%,  12/15/26 ................. 1,235 1,176,503
3.25%,  03/15/27 ................. 1,075 1,030,085
4.95%,  09/26/27
(d)
................ 605 597,332
7.30%,  11/27/28 ................. 315 332,997
4.00%,  01/15/29 ................. 680 641,890
5.95%,  07/16/29 ................. 365 368,205
5.60%,  11/22/29
(d)
................ 520 514,123
5.25%,  04/01/30
(d)(e)
............... 400 389,717
6.25%,  01/25/31 ................. 520 528,438
6.00%,  11/22/34
(d)
................ 520 505,816
Blackstone Reg Finance Co. LLC,
5.00%,  12/06/34 ................ 465 450,685
Blackstone Secured Lending Fund
2.75%,  09/16/26 ................. 515 495,301
2.13%,  02/15/27 ................. 930 874,643
5.88%,  11/15/27 ................. 370 375,350
5.35%,  04/13/28 ................. 210 209,171
2.85%,  09/30/28 ................. 620 564,804
Blue Owl Capital Corp.
3.40%,  07/15/26 ................. 882 857,431
2.63%,  01/15/27 ................. 521 493,300
3.13%,  04/13/27 ................. 385 364,637
2.88%,  06/11/28 ................. 790 722,191
5.95%,  03/15/29 ................. 505 507,916
Blue Owl Capital Corp. II, 8.45%,  11/15/26 .. 475 497,139
Blue Owl Credit Income Corp.
3.13%,  09/23/26 ................. 100 96,335
4.70%,  02/08/27 ................. 521 513,972
7.75%,  09/16/27 ................. 705 739,496
7.95%,  06/13/28 ................. 470 499,265
7.75%,  01/15/29 ................. 355 378,370
6.60%,  09/15/29
(d)
................ 560 572,381
5.80%,  03/15/30
(d)
................ 975 962,810
6.65%,  03/15/31 ................. 710 727,061
Blue Owl Finance LLC
3.13%,  06/10/31 ................. 650 565,002
4.38%,  02/15/32 ................. 500 463,076
6.25%,  04/18/34 ................. 1,045 1,073,838
4.13%,  10/07/51 ................. 465 339,654
Blue Owl Technology Finance Corp.
3.75%,  06/17/26
(d)
................ 5 4,852
2.50%,  01/15/27 ................. 605 568,684
6.10%,  03/15/28
(d)
................ 180 180,623
Blue Owl Technology Finance Corp. II,
6.75%,  04/04/29 ................ 645 655,156
BOCOM International Blossom Ltd.,
1.75%,  06/28/26
(f)
................ 400 382,234
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Bright Galaxy International Ltd.,
3.25%,  07/15/26
(f)
................ USD 200 $ 191,274
Brookfield Capital Finance LLC,
6.09%,  06/14/33 ................ 540 559,790
Brookfield Finance I UK plc, 2.34%,  01/30/32 600 498,292
Brookfield Finance LLC, 3.45%,  04/15/50 ... 947 648,765
Brookfield Finance, Inc.
4.25%,  06/02/26 ................. 640 636,329
3.90%,  01/25/28 ................. 1,517 1,479,959
4.85%,  03/29/29 ................. 898 894,567
4.35%,  04/15/30 ................. 1,228 1,186,505
2.72%,  04/15/31 ................. 838 732,835
6.35%,  01/05/34 ................. 795 839,178
5.68%,  01/15/35 ................. 485 489,984
4.70%,  09/20/47 ................. 574 495,415
3.50%,  03/30/51 ................. 623 429,216
3.63%,  02/15/52 ................. 535 373,481
5.97%,  03/04/54 ................. 725 735,182
Cantor Fitzgerald LP
(d)
4.50%,  04/14/27
(e)
................ 545 535,776
7.20%,  12/12/28 ................. 885 927,861
Carlyle Finance LLC, 5.65%,  09/15/48
(d)
.... 695 660,567
Carlyle Finance Subsidiary LLC,
3.50%,  09/19/29
(d)
............... 491 460,702
Carlyle Holdings II Finance LLC,
5.63%,  03/30/43
(d)
............... 180 174,007
Carlyle Secured Lending, Inc., 6.75%,  02/18/30 5 5,122
Cboe Global Markets, Inc.
3.65%,  01/12/27 ................. 1,094 1,076,185
1.63%,  12/15/30 ................. 807 673,809
3.00%,  03/16/32 ................. 440 382,249
Ccthk 2021 Ltd., 2.75%,  01/19/27
(f)
....... 200 191,643
CFAMC II Co. Ltd.
(f)
4.63%,  06/03/26 ................. 800 793,810
4.88%,  11/22/26 ................. 600 595,920
CFAMC III Co. Ltd.
(f)
4.75%,  04/27/27 ................. 600 591,875
4.25%,  11/07/27 ................. 1,430 1,388,130
CFAMC IV Co. Ltd., 4.50%,  05/29/29
(f)
..... 700 668,775
Charles Schwab Corp. (The)
3.45%,  02/13/26 ................. 412 407,510
0.90%,  03/11/26 ................. 1,426 1,369,943
1.15%,  05/13/26 ................. 855 818,656
5.88%,  08/24/26 ................. 515 524,400
3.20%,  03/02/27 ................. 920 894,704
2.45%,  03/03/27 ................. 1,525 1,458,950
3.30%,  04/01/27 ................. 1,095 1,065,207
3.20%,  01/25/28 ................. 1,098 1,053,738
2.00%,  03/20/28 ................. 1,090 1,004,436
4.00%,  02/01/29 ................. 778 756,893
(1-day SOFR + 2.21%), 5.64%,  05/19/29
(h)
805 824,159
3.25%,  05/22/29 ................. 1,090 1,024,590
2.75%,  10/01/29 ................. 355 323,662
(1-day SOFR + 1.88%), 6.20%,  11/17/29
(h)
1,425 1,490,810
4.63%,  03/22/30
(e)
................ 553 550,888
1.65%,  03/11/31 ................. 920 758,305
2.30%,  05/13/31 ................. 775 664,385
1.95%,  12/01/31 ................. 805 660,932
2.90%,  03/03/32 ................. 1,165 1,006,683
(1-day SOFR + 2.50%), 5.85%,  05/19/34
(h)
1,365 1,406,863
(1-day SOFR + 2.01%), 6.14%,  08/24/34
(h)
1,240 1,304,436
China Cinda Finance 2017 I Ltd.
(f)
4.40%,  03/09/27 ................. 600 591,154
4.75%,  02/08/28 ................. 1,200 1,186,769
4.75%,  02/21/29 ................. 600 588,716

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
China Everbright Bank Co. Ltd.
(f)
4.99%,  03/02/26 ................. USD 200 $ 200,478
(SOFR Index + 0.52%), 4.90%,  05/14/27
(h)
600 599,475
China Great Wall International Holdings III Ltd.,
3.88%,  08/31/27
(f)
................ 600 576,723
China Great Wall International Holdings V Ltd.,
2.38%,  08/18/30
(f)
................ 800 676,702
China Ping An Insurance Overseas Holdings
Ltd.
(f)
2.85%,  08/12/31 ................. 600 512,427
6.13%,  05/16/34 ................. 200 205,177
CI Financial Corp.
7.50%,  05/30/29
(d)
................ 645 673,724
3.20%,  12/17/30 ................. 895 765,726
4.10%,  06/15/51
(e)
................ 275 191,395
CICC Hong Kong Finance 2016 MTN Ltd.
(f)
5.49%,  03/01/26 ................. 1,200 1,207,743
5.44%,  07/18/26 ................. 600 604,855
5.01%,  01/18/27 ................. 400 401,697
(SOFR Index + 0.95%), 5.31%,  01/18/27
(h)
600 603,039
Citadel Finance LLC, 3.38%,  03/09/26
(d)
.... 775 759,168
Citadel LP
(d)
4.88%,  01/15/27 ................. 285 282,777
6.00%,  01/23/30 ................. 55 55,586
6.38%,  01/23/32 ................. 60 61,022
CME Group, Inc.
3.75%,  06/15/28 ................. 1,105 1,079,316
2.65%,  03/15/32 ................. 735 634,600
5.30%,  09/15/43 ................. 733 730,326
4.15%,  06/15/48 ................. 788 647,826
Coinbase Global, Inc.
(d)
3.38%,  10/01/28 ................. 975 885,326
3.63%,  10/01/31
(e)
................ 705 608,879
Compass Group Diversified Holdings LLC
(d)
5.25%,  04/15/29 ................. 945 915,554
5.00%,  01/15/32
(e)
................ 310 286,620
Credit Suisse USA LLC, 7.13%,  07/15/32 ... 1,179 1,312,817
CSI MTN Ltd.
(f)
(SOFR Index + 0.73%), 5.08%,  10/22/27
(h)
400 400,521
4.38%,  04/22/28 ................. 400 393,799
Deutsche Bank AG
1.69%,  03/19/26 ................. 1,035 1,001,924
(1-day SOFR + 2.52%), 7.15%,  07/13/27
(h)
1,130 1,164,253
5.37%,  09/09/27 ................. 880 893,604
(1-day SOFR + 1.22%), 2.31%,  11/16/27
(h)
1,485 1,416,172
(1-day SOFR + 1.32%), 2.55%,  01/07/28
(h)
1,475 1,407,315
(1-day SOFR + 1.59%), 5.71%,  02/08/28
(h)
525 531,211
5.52%,  09/01/28 ................. 860 862,605
(1-day SOFR + 1.21%), 5.37%,  01/10/29
(h)
450 451,202
(1-day SOFR + 3.18%), 6.72%,  01/18/29
(h)
1,565 1,629,833
5.41%,  05/10/29 ................. 1,190 1,208,984
(1-day SOFR + 2.51%), 6.82%,  11/20/29
(h)
1,425 1,499,324
(1-day SOFR + 1.70%), 5.00%,  09/11/30
(h)
925 908,878
(1-day SOFR + 5.44%), 5.88%,  07/08/31
(h)
700 699,803
(1-day SOFR + 3.04%), 3.55%,  09/18/31
(h)
1,715 1,551,066
(1-day SOFR + 2.76%), 3.73%,  01/14/32
(h)
810 712,704
(1-day SOFR + 1.72%), 3.04%,  05/28/32
(h)
923 796,158
(5-Year USD Swap Rate + 2.55%),
4.88%,  12/01/32
(h)
............... 1,084 1,053,842
(1-day SOFR + 2.26%), 3.74%,  01/07/33
(h)
1,355 1,163,602
(1-day SOFR + 3.65%), 7.08%,  02/10/34
(h)
1,440 1,499,312
(1-day SOFR + 2.05%), 5.40%,  09/11/35
(h)
1,090 1,045,702
Drawbridge Special Opportunities Fund LP,
3.88%,  02/15/26
(d)
............... 255 249,381
Dresdner Funding Trust I, 8.15%,  06/30/31
(d)
. 980 1,075,212
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Dua Capital Ltd.
(f)
1.66%,  05/11/26 ................. USD 200 $ 191,903
2.78%,  05/11/31 ................. 600 522,804
Eaton Vance Corp., 3.50%,  04/06/27 ...... 1,012 987,605
FactSet Research Systems, Inc.
2.90%,  03/01/27 ................. 545 524,346
3.45%,  03/01/32 ................. 195 172,682
Fairfax India Holdings Corp., 5.00%,  02/26/28
(f)
500 467,093
FMR LLC
(d)
7.57%,  06/15/29 ................. 1,005 1,106,641
4.95%,  02/01/33 ................. 390 381,105
6.45%,  11/15/39 ................. 420 460,778
6.50%,  12/14/40 ................. 115 125,093
5.15%,  02/01/43 ................. 423 395,851
Focus Financial Partners LLC,
6.75%,  09/15/31
(d)
............... 985 990,372
Franklin BSP Capital Corp., 7.20%,  06/15/29
(d)
20 20,462
Franklin Resources, Inc.
1.60%,  10/30/30 ................. 1,384 1,154,005
2.95%,  08/12/51 ................. 703 435,949
FS KKR Capital Corp.
2.63%,  01/15/27 ................. 770 731,452
3.25%,  07/15/27 ................. 450 428,072
3.13%,  10/12/28 ................. 745 677,803
7.88%,  01/15/29 ................. 565 601,466
6.88%,  08/15/29 ................. 515 532,980
6.13%,  01/15/30 ................. 440 439,536
Gaci First Investment Co.
(f)
5.00%,  10/13/27 ................. 1,000 998,381
5.00%,  01/29/29 ................. 1,800 1,785,071
4.75%,  02/14/30 ................. 1,800 1,759,925
5.25%,  10/13/32 ................. 1,800 1,774,883
5.25%,  01/29/34 ................. 1,600 1,562,749
4.88%,  02/14/35 ................. 1,600 1,504,250
5.13%,  02/14/53 ................. 2,000 1,684,642
5.38%,  01/29/54 ................. 1,400 1,214,637
5.38%,  10/13/2122 ................ 400 329,003
Goldman Sachs Bank USA
(h)
(1-day SOFR + 0.78%), 5.28%,  03/18/27 . 2,245 2,258,747
(1-day SOFR + 0.75%), 5.41%,  05/21/27 . 1,910 1,926,029
Goldman Sachs BDC, Inc., 6.38%,  03/11/27 . 520 530,976
Goldman Sachs Group, Inc. (The)
3.75%,  02/25/26 ................. 1,406 1,395,739
3.50%,  11/16/26 ................. 2,329 2,283,673
5.95%,  01/15/27 ................. 1,186 1,215,189
3.85%,  01/26/27 ................. 2,239 2,202,922
(1-day SOFR + 0.80%), 1.43%,  03/09/27
(h)
2,323 2,238,654
(1-day SOFR + 1.51%), 4.39%,  06/15/27
(h)
1,380 1,373,297
(1-day SOFR + 0.82%), 1.54%,  09/10/27
(h)
2,939 2,789,677
(1-day SOFR + 0.91%), 1.95%,  10/21/27
(h)
3,900 3,712,679
(1-day SOFR + 1.11%), 2.64%,  02/24/28
(h)
2,865 2,740,825
(1-day SOFR + 1.85%), 3.62%,  03/15/28
(h)
2,615 2,550,066
(3-mo. CME Term SOFR + 1.77%),
3.69%,  06/05/28
(h)
............... 2,243 2,182,716
(1-day SOFR + 1.73%), 4.48%,  08/23/28
(h)
1,970 1,951,345
(3-mo. CME Term SOFR + 1.42%),
3.81%,  04/23/29
(h)
............... 2,305 2,227,058
(3-mo. CME Term SOFR + 1.56%),
4.22%,  05/01/29
(h)
............... 3,747 3,663,058
(1-day SOFR + 1.77%), 6.48%,  10/24/29
(h)
1,515 1,590,403
2.60%,  02/07/30 ................. 2,093 1,867,534
3.80%,  03/15/30 ................. 3,126 2,945,191
(1-day SOFR + 1.27%), 5.73%,  04/25/30
(h)
2,865 2,929,155
(1-day SOFR + 1.21%), 5.05%,  07/23/30
(h)
2,090 2,082,690
(1-day SOFR + 1.14%), 4.69%,  10/23/30
(h)
1,445 1,417,693

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.08%), 5.21%,  01/28/31
(h)
USD 2,475 $ 2,480,827
(1-day SOFR + 1.09%), 1.99%,  01/27/32
(h)
2,657 2,214,932
(1-day SOFR + 1.28%), 2.62%,  04/22/32
(h)
2,747 2,359,039
(1-day SOFR + 1.25%), 2.38%,  07/21/32
(h)
3,478 2,926,820
(1-day SOFR + 1.26%), 2.65%,  10/21/32
(h)
2,590 2,202,134
6.13%,  02/15/33 ................. 1,908 2,036,525
(1-day SOFR + 1.41%), 3.10%,  02/24/33
(h)
3,403 2,956,883
(1-day SOFR + 1.95%), 6.56%,  10/24/34
(h)
1,145 1,235,435
(1-day SOFR + 1.55%), 5.85%,  04/25/35
(h)
2,915 2,981,613
(1-day SOFR + 1.55%), 5.33%,  07/23/35
(h)
3,455 3,399,567
(1-day SOFR + 1.42%), 5.02%,  10/23/35
(h)
3,930 3,778,159
(1-day SOFR + 1.38%), 5.54%,  01/28/36
(h)
3,650 3,647,991
6.45%,  05/01/36 ................. 843 887,696
6.75%,  10/01/37 ................. 4,925 5,291,404
(3-mo. CME Term SOFR + 1.63%),
4.02%,  10/31/38
(h)
............... 2,792 2,373,259
(3-mo. CME Term SOFR + 1.69%),
4.41%,  04/23/39
(h)
............... 1,699 1,501,327
6.25%,  02/01/41 ................. 2,595 2,749,654
(1-day SOFR + 1.51%), 3.21%,  04/22/42
(h)
2,348 1,721,516
(1-day SOFR + 1.47%), 2.91%,  07/21/42
(h)
1,535 1,072,933
(1-day SOFR + 1.63%), 3.44%,  02/24/43
(h)
1,815 1,363,176
4.80%,  07/08/44 ................. 1,921 1,713,357
5.15%,  05/22/45 ................. 1,978 1,816,804
4.75%,  10/21/45 ................. 1,843 1,631,564
(1-day SOFR + 1.58%), 5.56%,  11/19/45
(h)
2,545 2,480,216
(1-day SOFR + 1.70%), 5.73%,  01/28/56
(h)
2,170 2,164,273
Golub Capital BDC, Inc.
2.50%,  08/24/26 ................. 495 474,122
2.05%,  02/15/27 ................. 565 527,529
7.05%,  12/05/28 ................. 505 525,371
6.00%,  07/15/29 ................. 575 577,356
Golub Capital Private Credit Fund,
5.80%,  09/12/29
(d)
............... 285 280,881
Guotai Junan Holdings Ltd., 2.00%,  04/21/26
(f)
200 193,190
Guotai Junan International Holdings Ltd.,
2.00%,  03/03/26
(f)
................ 400 387,258
Hainan State Farms International Capital HK
Co. Ltd., 6.20%,  01/29/27
(f)
.......... 400 406,108
Haitong International Securities Group Ltd.,
2.13%,  05/20/26
(f)
................ 400 383,171
HAT Holdings I LLC
(d)
3.38%,  06/15/26 ................. 890 863,079
8.00%,  06/15/27 ................. 855 890,406
3.75%,  09/15/30
(e)
................ 600 531,319
Hercules Capital, Inc.
2.63%,  09/16/26 ................. 115 109,883
3.38%,  01/20/27
(e)
................ 150 143,924
Hightower Holding LLC
(d)
6.75%,  04/15/29 ................. 311 305,245
9.13%,  01/31/30 ................. 400 421,399
HPS Corporate Lending Fund
(d)(e)
6.75%,  01/30/29 ................. 250 257,709
6.25%,  09/30/29 ................. 570 578,403
Hualu International Finance BVI Ltd.,
2.20%,  10/27/26
(f)
................ 200 188,014
Hutchison Whampoa Finance CI Ltd.,
7.50%,  08/01/27
(d)
............... 115 122,526
ICD Funding Ltd., 3.22%,  04/28/26
(f)
...... 600 583,779
Intercontinental Exchange, Inc.
3.10%,  09/15/27 ................. 1,036 997,358
4.00%,  09/15/27 ................. 1,698 1,673,469
3.75%,  09/21/28 ................. 987 954,514
4.35%,  06/15/29 ................. 1,483 1,457,727
2.10%,  06/15/30 ................. 1,706 1,482,463
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.25%,  06/15/31 ................. USD 525 $ 532,493
1.85%,  09/15/32 ................. 2,002 1,592,763
4.60%,  03/15/33 ................. 1,068 1,027,288
2.65%,  09/15/40 ................. 1,030 723,745
4.25%,  09/21/48 ................. 1,298 1,065,061
3.00%,  06/15/50 ................. 1,352 870,512
4.95%,  06/15/52 ................. 1,508 1,354,442
3.00%,  09/15/60 ................. 1,043 616,501
5.20%,  06/15/62 ................. 873 800,846
Invesco Finance plc, 5.38%,  11/30/43 ..... 400 375,334
JAB Holdings BV
(d)
3.75%,  05/28/51 ................. 585 382,767
4.50%,  04/08/52 ................. 445 335,921
Jane Street Group
(d)
4.50%,  11/15/29 ................. 545 513,669
7.13%,  04/30/31 ................. 1,345 1,390,285
6.13%,  11/01/32 ................. 1,125 1,118,791
Janus Henderson US Holdings, Inc.,
5.45%,  09/10/34
(d)
............... 235 224,628
Jefferies Financial Group, Inc.
4.85%,  01/15/27 ................. 860 860,937
6.45%,  06/08/27 ................. 495 512,155
5.88%,  07/21/28 ................. 1,360 1,394,054
4.15%,  01/23/30 ................. 1,257 1,201,427
2.63%,  10/15/31 ................. 990 838,187
2.75%,  10/15/32 ................. 605 497,298
6.20%,  04/14/34 ................. 1,520 1,566,103
6.25%,  01/15/36 ................. 585 597,997
6.50%,  01/20/43 ................. 130 136,371
Joy Treasure Assets Holdings, Inc.
(f)
5.50%,  02/01/27 ................. 800 804,233
4.50%,  03/20/29 ................. 200 193,917
5.75%,  06/06/29 ................. 400 406,074
3.50%,  09/24/29 ................. 800 740,169
2.75%,  11/17/30 ................. 600 523,621
KB Securities Co. Ltd., 2.13%,  11/01/26
(f)
... 200 190,496
Khazanah Capital Ltd.
(f)
4.88%,  06/01/33 ................. 800 775,712
4.76%,  09/05/34 ................. 400 382,716
Khazanah Global Sukuk Bhd.
(f)
4.69%,  06/01/28 ................. 800 794,828
4.48%,  09/05/29 ................. 600 588,084
KKR Group Finance Co. II LLC,
5.50%,  02/01/43
(d)(e)
.............. 151 144,031
KKR Group Finance Co. III LLC,
5.13%,  06/01/44
(d)
............... 1,090 992,461
KKR Group Finance Co. VI LLC,
3.75%,  07/01/29
(d)
............... 1,063 1,014,320
KKR Group Finance Co. VII LLC,
3.63%,  02/25/50
(d)
............... 635 447,605
KKR Group Finance Co. VIII LLC,
3.50%,  08/25/50
(d)
............... 960 662,594
KKR Group Finance Co. X LLC,
3.25%,  12/15/51
(d)
............... 885 571,302
KKR Group Finance Co. XII LLC,
4.85%,  05/17/32
(d)
............... 751 730,580
Korea Investment & Securities Co. Ltd.
(f)
2.13%,  07/19/26 ................. 200 191,424
6.88%,  11/06/26 ................. 400 410,743
Lazard Group LLC
3.63%,  03/01/27 ................. 338 329,274
4.50%,  09/19/28 ................. 622 609,946
4.38%,  03/11/29 ................. 514 499,862
6.00%,  03/15/31 ................. 335 343,997

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Legg Mason, Inc.
4.75%,  03/15/26 ................. USD 313 $ 313,198
5.63%,  01/15/44 ................. 531 516,395
LPL Holdings, Inc.
5.70%,  05/20/27 ................. 270 273,795
4.63%,  11/15/27
(d)
................ 1,218 1,195,562
6.75%,  11/17/28 ................. 565 595,662
4.00%,  03/15/29
(d)
................ 1,070 1,015,370
4.38%,  05/15/31
(d)
................ 990 921,522
6.00%,  05/20/34 ................. 555 567,532
Macquarie Bank Ltd.
(d)
5.21%,  06/15/26 ................. 240 242,004
5.39%,  12/07/26 ................. 870 882,673
5.27%,  07/02/27 ................. 805 817,187
3.62%,  06/03/30 ................. 895 817,930
6.80%,  01/18/33 ................. 765 811,661
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
3.05%,  03/03/36
(h)
............... 977 841,231
Macquarie Group Ltd.
(d)(h)
(1-day SOFR + 0.91%), 1.63%,  09/23/27 . 930 882,203
(1-day SOFR + 1.00%), 1.94%,  04/14/28
(e)
610 570,725
(1-day SOFR + 2.13%), 4.10%,  06/21/28 . 595 583,241
3.76%,  11/28/28 ................. 1,060 1,024,731
4.65%,  03/27/29 ................. 458 451,937
5.03%,  01/15/30 ................. 1,178 1,172,807
(1-day SOFR + 1.44%), 2.69%,  06/23/32 . 1,130 965,557
(1-day SOFR + 1.53%), 2.87%,  01/14/33 . 1,695 1,437,427
(1-day SOFR + 2.41%), 4.44%,  06/21/33 . 780 731,862
(1-day SOFR + 2.87%), 5.49%,  11/09/33
(e)
995 994,139
(1-day SOFR + 2.38%), 5.89%,  06/15/34 . 480 491,052
(1-day SOFR + 2.30%), 6.26%,  12/07/34 . 810 849,478
Magellan Capital Holdings plc, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.23%), 8.38%,  07/08/29
(f)(h)
... 200 205,345
Main Street Capital Corp.
3.00%,  07/14/26 ................. 490 473,095
6.50%,  06/04/27 ................. 355 361,427
6.95%,  03/01/29 ................. 160 166,323
Marex Group plc, 6.40%,  11/04/29 ....... 545 551,080
MDGH GMTN RSC Ltd.
2.50%,  05/21/26
(f)
................. 1,200 1,163,561
3.00%,  03/28/27
(f)
................. 200 192,200
4.50%,  11/07/28
(f)
................. 800 790,686
3.75%,  04/19/29
(f)
................. 600 573,327
2.88%,  11/07/29
(f)
................. 850 775,497
2.88%,  05/21/30
(f)
................. 1,000 900,355
2.50%,  06/03/31
(f)
................. 1,000 863,066
3.38%,  03/28/32
(f)
................. 800 714,344
5.50%,  04/28/33
(f)
................. 1,200 1,219,921
4.38%,  11/22/33
(f)
................. 1,200 1,125,363
5.88%,  05/01/34
(f)
................. 1,000 1,039,125
5.29%,  06/04/34
(f)
................. 200 199,689
6.88%,  11/01/41
(d)
................ 200 228,133
3.70%,  11/07/49
(f)
................. 1,600 1,165,839
3.95%,  05/21/50
(f)
................. 2,000 1,515,523
3.40%,  06/07/51
(f)
................. 1,000 682,909
5.08%,  05/22/53
(f)
................. 400 365,239
Mdgh Sukuk Ltd., 4.96%,  04/04/34
(f)
...... 1,200 1,191,633
Mirae Asset Securities Co. Ltd.
(f)
6.88%,  07/26/26 ................. 200 204,728
5.88%,  01/26/27 ................. 600 607,412
6.00%,  01/26/29 ................. 600 613,636
Moody's Corp.
3.25%,  01/15/28 ................. 712 684,609
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.25%,  02/01/29 ................. USD 640 $ 628,126
2.00%,  08/19/31
(e)
................ 710 590,795
4.25%,  08/08/32 ................. 165 156,275
5.00%,  08/05/34 ................. 525 514,372
2.75%,  08/19/41 ................. 575 394,884
5.25%,  07/15/44 ................. 689 649,495
4.88%,  12/17/48 ................. 380 337,761
3.25%,  05/20/50 ................. 185 122,866
3.75%,  02/25/52 ................. 590 430,753
3.10%,  11/29/61 ................. 735 439,995
Morgan Stanley
3.13%,  07/27/26 ................. 2,306 2,258,229
6.25%,  08/09/26 ................. 1,425 1,458,555
4.35%,  09/08/26 ................. 2,787 2,767,938
3.63%,  01/20/27 ................. 2,152 2,116,054
3.95%,  04/23/27 ................. 2,882 2,832,409
(1-day SOFR + 0.88%), 1.59%,  05/04/27
(h)
3,935 3,783,741
(1-day SOFR + 0.86%), 1.51%,  07/20/27
(h)
2,500 2,384,157
(1-day SOFR + 1.00%), 2.48%,  01/21/28
(h)
1,605 1,532,865
(1-day SOFR + 1.01%), 5.65%,  04/13/28
(h)
2,240 2,277,724
(1-day SOFR + 1.61%), 4.21%,  04/20/28
(h)
1,649 1,627,210
3.59%,  07/22/28
(h)
................ 2,871 2,778,463
(1-day SOFR + 2.24%), 6.30%,  10/18/28
(h)
1,575 1,631,947
(3-mo. CME Term SOFR + 1.40%),
3.77%,  01/24/29
(h)
............... 2,835 2,746,996
(1-day SOFR + 1.73%), 5.12%,  02/01/29
(h)
1,925 1,935,078
(1-day SOFR + 1.59%), 5.16%,  04/20/29
(h)
3,220 3,238,458
(1-day SOFR + 1.63%), 5.45%,  07/20/29
(h)
1,405 1,426,366
(1-day SOFR + 1.83%), 6.41%,  11/01/29
(h)
1,360 1,424,055
(1-day SOFR + 1.45%), 5.17%,  01/16/30
(h)
2,795 2,806,966
(3-mo. CME Term SOFR + 1.89%),
4.43%,  01/23/30
(h)
............... 2,316 2,265,159
(1-day SOFR + 1.26%), 5.66%,  04/18/30
(h)
1,970 2,009,239
(1-day SOFR + 1.22%), 5.04%,  07/19/30
(h)
2,300 2,295,075
(1-day SOFR + 1.10%), 4.65%,  10/18/30
(h)
3,200 3,137,095
(1-day SOFR + 1.11%), 5.23%,  01/15/31
(h)
1,915 1,924,090
(1-day SOFR + 1.14%), 2.70%,  01/22/31
(h)
3,446 3,082,091
(1-day SOFR + 3.12%), 3.62%,  04/01/31
(h)
2,634 2,459,002
(1-day SOFR + 1.03%), 1.79%,  02/13/32
(h)
2,563 2,110,208
7.25%,  04/01/32 ................. 1,998 2,259,278
(1-day SOFR + 1.02%), 1.93%,  04/28/32
(h)
2,870 2,367,068
(1-day SOFR + 1.18%), 2.24%,  07/21/32
(h)
3,275 2,734,621
(1-day SOFR + 1.20%), 2.51%,  10/20/32
(h)
1,798 1,518,859
(1-day SOFR + 1.29%), 2.94%,  01/21/33
(h)
3,253 2,802,311
(1-day SOFR + 2.08%), 4.89%,  07/20/33
(h)
1,615 1,568,811
(1-day SOFR + 2.56%), 6.34%,  10/18/33
(h)
2,570 2,725,264
(1-day SOFR + 1.87%), 5.25%,  04/21/34
(h)
3,325 3,283,594
(1-day SOFR + 1.88%), 5.42%,  07/21/34
(h)
2,275 2,277,131
(1-day SOFR + 2.05%), 6.63%,  11/01/34
(h)
1,685 1,818,203
(1-day SOFR + 1.73%), 5.47%,  01/18/35
(h)
2,635 2,627,295
(1-day SOFR + 1.58%), 5.83%,  04/19/35
(h)
3,090 3,165,915
(1-day SOFR + 1.56%), 5.32%,  07/19/35
(h)
3,360 3,317,099
(1-day SOFR + 1.42%), 5.59%,  01/18/36
(h)
1,685 1,696,376
(1-day SOFR + 1.36%), 2.48%,  09/16/36
(h)
3,218 2,648,612
(1-day SOFR + 2.62%), 5.30%,  04/20/37
(h)
1,220 1,191,018
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.43%),
5.95%,  01/19/38
(h)
............... 2,425 2,447,655
3.97%,  07/22/38
(h)
................ 2,339 2,002,458
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.80%),
5.94%,  02/07/39
(h)
............... 1,105 1,111,999
(3-mo. CME Term SOFR + 1.69%),
4.46%,  04/22/39
(h)
............... 1,346 1,211,964
(1-day SOFR + 1.49%), 3.22%,  04/22/42
(h)
2,230 1,656,393

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.38%,  07/24/42 ................. USD 2,042 $ 2,215,591
4.30%,  01/27/45 ................. 2,775 2,322,906
4.38%,  01/22/47 ................. 2,484 2,084,751
(1-day SOFR + 4.84%), 5.60%,  03/24/51
(h)
2,195 2,163,889
(1-day SOFR + 1.43%), 2.80%,  01/25/52
(h)
2,209 1,365,698
(1-day SOFR + 1.71%), 5.52%,  11/19/55
(h)
1,935 1,876,452
Morgan Stanley Direct Lending Fund
4.50%,  02/11/27 ................. 70 68,964
6.15%,  05/17/29
(d)
................ 305 306,949
MSCI, Inc.
(d)
4.00%,  11/15/29 ................. 1,035 980,652
3.63%,  09/01/30 ................. 848 775,288
3.88%,  02/15/31 ................. 1,110 1,015,846
3.63%,  11/01/31 ................. 575 516,286
3.25%,  08/15/33 ................. 660 558,470
Mumtalakat Sukuk Holding Co.,
4.10%,  01/21/27
(f)
................ 400 385,648
Nasdaq, Inc.
3.85%,  06/30/26 ................. 975 964,759
5.35%,  06/28/28 ................. 1,065 1,082,575
1.65%,  01/15/31 ................. 803 664,542
5.55%,  02/15/34 ................. 1,315 1,329,545
2.50%,  12/21/40 ................. 680 455,664
3.25%,  04/28/50 ................. 705 469,658
3.95%,  03/07/52 ................. 645 477,117
5.95%,  08/15/53 ................. 685 691,654
6.10%,  06/28/63 ................. 595 607,057
Neuberger Berman Group LLC
(d)
4.50%,  03/15/27 ................. 520 512,648
4.88%,  04/15/45
(e)
................ 475 395,100
New Mountain Finance Corp.
6.20%,  10/15/27 ................. 315 317,398
6.88%,  02/01/29 ................. 20 20,313
NH Investment & Securities Co. Ltd.,
1.88%,  10/07/26
(f)
................ 400 379,548
Nomura Holdings, Inc.
1.65%,  07/14/26 ................. 1,260 1,202,685
2.33%,  01/22/27 ................. 1,260 1,198,215
5.59%,  07/02/27 ................. 635 644,307
5.39%,  07/06/27 ................. 635 640,390
5.84%,  01/18/28 ................. 530 540,975
6.07%,  07/12/28 ................. 450 463,242
2.17%,  07/14/28 ................. 1,220 1,108,069
2.71%,  01/22/29 ................. 1,020 930,734
5.61%,  07/06/29 ................. 460 468,655
3.10%,  01/16/30 ................. 1,065 964,420
2.68%,  07/16/30 ................. 1,340 1,174,203
2.61%,  07/14/31 ................. 885 749,775
3.00%,  01/22/32 ................. 880 751,946
6.18%,  01/18/33 ................. 635 660,840
6.09%,  07/12/33
(e)
................ 655 679,017
5.78%,  07/03/34 ................. 985 998,123
Northern Trust Corp.
4.00%,  05/10/27 ................. 1,650 1,630,483
3.65%,  08/03/28 ................. 706 682,938
3.15%,  05/03/29 ................. 529 498,457
1.95%,  05/01/30 ................. 1,430 1,239,343
3.38%,  05/08/32
(h)
................ 884 850,091
6.13%,  11/02/32 ................. 600 635,996
Nuveen LLC
(d)
4.00%,  11/01/28 ................. 1,153 1,122,367
5.55%,  01/15/30 ................. 500 509,376
5.85%,  04/15/34 ................. 620 625,551
Oaktree Specialty Lending Corp.
2.70%,  01/15/27 ................. 720 680,410
Security
Par (000)
Par (000) Value
Capital Markets (continued)
7.10%,  02/15/29 ................. USD 485 $ 500,769
Oaktree Strategic Credit Fund
8.40%,  11/14/28 ................. 230 248,468
6.50%,  07/23/29 ................. 360 366,580
Ontario Teachers' Finance Trust,
1.25%,  09/27/30
(d)
............... 1,500 1,243,230
Osaic Holdings, Inc., 10.75%,  08/01/27
(d)
... 325 336,145
Otel Sukuk Ltd., 5.38%,  01/24/31
(f)
....... 400 396,946
Pioneer Reward Ltd.
(f)
2.00%,  04/09/26 ................. 800 773,413
5.25%,  08/09/26 ................. 800 805,563
(SOFR Index + 0.90%), 5.28%,  11/29/26
(h)
200 200,665
Prospect Capital Corp.
(e)
3.36%,  11/15/26 ................. 440 413,217
3.44%,  10/15/28 ................. 430 379,396
Raymond James Financial, Inc.
4.65%,  04/01/30 ................. 637 631,022
4.95%,  07/15/46 ................. 882 791,578
3.75%,  04/01/51 ................. 771 553,975
Rongshi International Finance Ltd.
(f)
1.88%,  11/22/26 ................. 600 570,468
3.63%,  05/04/27 ................. 800 784,127
S&P Global, Inc.
2.95%,  01/22/27 ................. 595 576,715
2.45%,  03/01/27 ................. 970 929,592
4.75%,  08/01/28 ................. 765 766,172
2.70%,  03/01/29 ................. 1,015 937,977
4.25%,  05/01/29 ................. 1,123 1,099,477
2.50%,  12/01/29 ................. 630 567,700
1.25%,  08/15/30 ................. 341 282,820
2.90%,  03/01/32 ................. 460 401,330
5.25%,  09/15/33 ................. 675 678,963
3.25%,  12/01/49 ................. 979 672,295
3.70%,  03/01/52 ................. 1,050 777,840
2.30%,  08/15/60 ................. 998 496,076
3.90%,  03/01/62 ................. 470 347,544
SFG International Holdings Co. Ltd.,
2.40%,  06/03/26
(f)
................ 200 191,207
Shenwan Hongyuan International Finance Ltd.,
1.80%,  07/14/26
(f)
................ 200 191,056
Sixth Street Lending Partners
6.50%,  03/11/29 ................. 540 551,924
5.75%,  01/15/30 ................. 610 603,627
Sixth Street Specialty Lending, Inc.
2.50%,  08/01/26 ................. 320 307,910
6.95%,  08/14/28 ................. 130 135,391
6.13%,  03/01/29 ................. 75 75,845
SMIC SG Holdings Pte. Ltd., 5.38%,  07/24/29
(f)
600 597,503
State Elite Global Ltd., 1.50%,  09/29/26
(f)
... 600 570,335
State Street Bank & Trust Co.
4.59%,  11/25/26 ................. 500 500,923
4.78%,  11/23/29 ................. 500 500,051
State Street Corp.
2.65%,  05/19/26 ................. 682 667,189
5.27%,  08/03/26 ................. 705 712,193
4.99%,  03/18/27 ................. 1,065 1,074,112
4.33%,  10/22/27 ................. 1,060 1,054,570
(1-day SOFR + 0.56%), 1.68%,  11/18/27
(h)
320 303,843
(1-day SOFR + 0.73%), 2.20%,  02/07/28
(h)
350 333,293
(1-day SOFR + 1.72%), 5.82%,  11/04/28
(h)
445 457,752
(1-day SOFR + 1.02%), 4.53%,  02/20/29
(h)
1,055 1,047,147
(1-day SOFR + 1.48%), 5.68%,  11/21/29
(h)
1,040 1,070,193
(3-mo. CME Term SOFR + 1.29%),
4.14%,  12/03/29
(h)
............... 580 565,730
2.40%,  01/24/30 ................. 1,098 984,911

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.20%,  03/03/31 ................. USD 1,110 $ 948,310
(1-day SOFR + 2.65%), 3.15%,  03/30/31
(h)
773 708,694
(1-day SOFR + 1.05%), 4.68%,  10/22/32
(h)
1,050 1,021,955
(1-day SOFR + 1.00%), 2.62%,  02/07/33
(h)
515 437,158
(1-day SOFR + 1.61%), 4.42%,  05/13/33
(h)
585 556,154
(1-day SOFR + 1.73%), 4.16%,  08/04/33
(h)
697 650,783
(1-day SOFR + 1.57%), 4.82%,  01/26/34
(h)
800 775,351
(1-day SOFR + 1.89%), 5.16%,  05/18/34
(h)
595 591,371
(1-day SOFR + 1.49%), 3.03%,  11/01/34
(h)
578 521,976
(1-day SOFR + 1.96%), 6.12%,  11/21/34
(h)
615 640,691
Stifel Financial Corp., 4.00%,  05/15/30 .... 370 349,047
StoneX Group, Inc., 7.88%,  03/01/31
(d)
.... 540 568,689
Suci Second Investment Co.
(f)
4.38%,  09/10/27 ................. 1,400 1,375,940
6.00%,  10/25/28 ................. 2,200 2,265,904
5.17%,  03/05/31 ................. 2,000 1,987,864
6.25%,  10/25/33 ................. 1,400 1,486,710
SURA Asset Management SA,
4.38%,  04/11/27
(e)(f)
............... 400 392,428
Temasek Financial I Ltd.
(d)
3.63%,  08/01/28
(e)
................ 1,100 1,072,562
1.00%,  10/06/30 ................. 500 412,743
1.63%,  08/02/31 ................. 1,000 834,482
5.38%,  11/23/39 ................. 500 524,527
2.38%,  08/02/41 ................. 750 534,224
3.38%,  07/23/42
(e)
................ 500 410,716
2.25%,  04/06/51 ................. 850 515,802
2.75%,  08/02/61 ................. 1,100 693,418
2.50%,  10/06/70 ................. 1,000 575,540
TFI Overseas Investment Ltd.,
6.25%,  05/31/26
(f)
................ 600 597,803
TPG Operating Group II LP, 5.88%,  03/05/34 520 529,228
TVF Varlik Kiralama A/S, 6.95%,  01/23/30
(f)
.. 600 602,378
UBS AG
1.25%,  06/01/26 ................. 1,160 1,111,356
1.25%,  08/07/26 ................. 1,420 1,351,118
5.00%,  07/09/27 ................. 1,565 1,577,250
(1-day SOFR + 0.72%), 4.86%,  01/10/28
(h)
320 321,024
7.50%,  02/15/28 ................. 1,860 1,998,033
5.65%,  09/11/28 ................. 645 661,968
4.50%,  06/26/48 ................. 1,457 1,240,060
UBS Group AG
4.13%,  04/15/26
(d)
................ 2,123 2,109,066
4.55%,  04/17/26 ................. 1,763 1,760,109
(SOFR Index + 0.98%), 1.31%,  02/02/27
(d)
(h)
.......................... 3,530 3,408,507
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
4.70%,  08/05/27
(d)(h)
.............. 1,410 1,406,423
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.85%),
1.49%,  08/10/27
(d)(h)
.............. 2,050 1,948,371
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.60%),
6.33%,  12/22/27
(d)(h)
.............. 1,475 1,512,791
4.28%,  01/09/28
(d)
................ 1,975 1,939,409
4.25%,  03/23/28
(d)
................ 1,910 1,870,299
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
4.75%,  05/12/28
(d)(h)
.............. 1,145 1,139,531
(1-day SOFR + 3.70%), 6.44%,  08/11/28
(d)
(h)
.......................... 1,680 1,736,011
3.87%,  01/12/29
(d)(e)(h)
.............. 2,177 2,108,371
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.80%),
6.25%,  09/22/29
(d)(h)
.............. USD 1,710 $ 1,776,445
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.52%),
5.43%,  02/08/30
(d)(h)
.............. 2,310 2,333,419
3.13%,  08/13/30
(d)(h)
............... 1,900 1,745,031
(10-Year USD SOFR ICE Swap Rate +
1.34%), 5.62%,  09/13/30
(d)(h)
........ 830 845,053
(1-day SOFR + 3.73%), 4.19%,  04/01/31
(d)
(h)
.......................... 2,845 2,715,216
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.00%),
2.10%,  02/11/32
(d)(h)
.............. 1,180 982,758
(1-day SOFR + 1.73%), 3.09%,  05/14/32
(d)
(h)
.......................... 3,035 2,665,830
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
2.75%,  02/11/33
(d)(h)
.............. 1,480 1,248,239
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
4.99%,  08/05/33
(d)(h)
.............. 1,305 1,270,912
(1-day SOFR + 3.92%), 6.54%,  08/12/33
(d)
(h)
.......................... 2,360 2,509,599
(1-day SOFR + 5.02%), 9.02%,  11/15/33
(d)
(h)
.......................... 1,590 1,931,776
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.20%),
5.96%,  01/12/34
(d)(h)
.............. 2,225 2,284,595
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.00%),
6.30%,  09/22/34
(d)(h)
.............. 2,495 2,628,883
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.77%),
5.70%,  02/08/35
(d)(h)
.............. 1,800 1,822,250
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
3.18%,  02/11/43
(d)(h)
.............. 1,878 1,364,250
4.88%,  05/15/45 ................. 2,227 1,997,533
(10-Year USD SOFR ICE Swap Rate +
1.86%), 5.38%,  09/06/45
(d)(h)
........ 900 860,878
USAA Capital Corp.
(d)
5.25%,  06/01/27 ................. 300 303,827
2.13%,  05/01/30 ................. 555 481,848
VFH Parent LLC, 7.50%,  06/15/31
(d)
...... 500 518,751
Western & Southern Financial Group, Inc.,
5.75%,  07/15/33
(d)
............... 615 623,887
XP, Inc., 6.75%,  07/02/29
(e)(f)
........... 800 797,599
Zhongyuan Zhicheng Co. Ltd.
(f)
3.20%,  07/06/26 ................. 400 388,770
5.90%,  06/20/27 ................. 400 408,164
Zhuji Development Ltd., 5.55%,  08/20/27
(f)
.. 400 401,944
663,331,217
Chemicals — 0.5%
Air Liquide Finance SA
(d)
2.50%,  09/27/26
(e)
................ 930 899,730
2.25%,  09/10/29 ................. 1,000 898,287
3.50%,  09/27/46
(e)
................ 615 461,379
Air Products & Chemicals, Inc.
1.85%,  05/15/27 ................. 656 619,240
4.60%,  02/08/29 ................. 1,025 1,023,132
2.05%,  05/15/30 ................. 1,085 945,265
4.75%,  02/08/31 ................. 710 706,269
4.80%,  03/03/33 ................. 1,025 1,005,214
4.85%,  02/08/34
(e)
................ 855 835,027

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
2.70%,  05/15/40 ................. USD 858 $ 613,964
2.80%,  05/15/50 ................. 1,072 672,704
Albemarle Corp.
4.65%,  06/01/27 ................. 265 262,700
5.05%,  06/01/32
(e)
................ 680 648,110
5.45%,  12/01/44 ................. 367 327,249
5.65%,  06/01/52
(e)
................ 535 456,398
Alpek SAB de CV
(e)(f)
4.25%,  09/18/29 ................. 400 369,898
3.25%,  02/25/31 ................. 600 510,963
Ashland, Inc.
3.38%,  09/01/31
(d)
................ 455 390,966
6.88%,  05/15/43 ................. 285 295,614
Avient Corp.
(d)
7.13%,  08/01/30 ................. 710 728,515
6.25%,  11/01/31 ................. 630 627,892
Axalta Coating Systems Dutch Holding B BV,
7.25%,  02/15/31
(d)
............... 510 531,586
Axalta Coating Systems LLC
(d)
4.75%,  06/15/27 ................. 477 468,064
3.38%,  02/15/29 ................. 690 633,922
Bayport Polymers LLC, 5.14%,  04/14/32
(d)
.. 70 65,883
Braskem America Finance Co.,
7.13%,  07/22/41
(e)(f)
............... 600 499,810
Braskem Idesa SAPI
(e)(f)
7.45%,  11/15/29 ................. 1,000 838,818
6.99%,  02/20/32 ................. 1,000 775,155
Braskem Netherlands Finance BV
(f)
4.50%,  01/10/28
(e)
................ 1,200 1,114,340
4.50%,  01/31/30
(e)
................ 1,400 1,197,015
8.50%,  01/12/31 ................. 800 813,349
7.25%,  02/13/33
(e)
................ 1,000 936,750
8.00%,  10/15/34 ................. 800 773,400
5.88%,  01/31/50
(e)
................ 800 558,501
Cabot Corp.
4.00%,  07/01/29 ................. 520 497,133
5.00%,  06/30/32 ................. 555 541,132
Celanese US Holdings LLC
(k)
1.40%,  08/05/26 ................. 305 287,947
6.41%,  07/15/27 ................. 2,125 2,164,561
6.60%,  11/15/28 ................. 1,025 1,053,656
6.58%,  07/15/29 ................. 665 683,019
6.80%,  11/15/30 ................. 940 974,948
6.63%,  07/15/32 ................. 1,135 1,165,898
6.95%,  11/15/33 ................. 820 858,114
Cerdia Finanz GmbH, 9.38%,  10/03/31
(d)
... 890 930,736
CF Industries, Inc.
4.50%,  12/01/26
(d)
................ 795 789,659
5.15%,  03/15/34 ................. 735 711,365
4.95%,  06/01/43 ................. 671 593,343
5.38%,  03/15/44 ................. 675 629,490
Chemours Co. (The)
5.38%,  05/15/27 ................. 490 479,845
5.75%,  11/15/28
(d)
................ 765 726,769
4.63%,  11/15/29
(d)
................ 627 556,240
8.00%,  01/15/33
(d)
................ 680 674,379
Chevron Phillips Chemical Co. LLC
(d)
3.40%,  12/01/26 ................. 840 820,513
3.70%,  06/01/28 ................. 275 264,923
CNAC HK Finbridge Co. Ltd.
(f)
4.13%,  07/19/27 ................. 1,400 1,373,634
5.13%,  03/14/28 ................. 1,950 1,951,195
3.88%,  06/19/29 ................. 800 758,003
3.00%,  09/22/30 ................. 1,000 891,997
Security
Par (000)
Par (000) Value
Chemicals (continued)
Consolidated Energy Finance SA
(d)
6.50%,  05/15/26 ................. USD 230 $ 223,369
5.63%,  10/15/28 ................. 530 470,231
12.00%,  02/15/31 ................. 610 627,832
CVR Partners LP, 6.13%,  06/15/28
(d)
...... 515 507,952
Dow Chemical Co. (The)
4.80%,  11/30/28 ................. 1,080 1,079,171
7.38%,  11/01/29 ................. 1,105 1,212,421
2.10%,  11/15/30 ................. 1,050 896,601
6.30%,  03/15/33
(e)
................ 660 699,956
5.15%,  02/15/34
(e)
................ 605 591,950
4.25%,  10/01/34 ................. 502 455,003
9.40%,  05/15/39 ................. 511 679,923
5.25%,  11/15/41 ................. 728 674,951
4.38%,  11/15/42 ................. 1,393 1,148,141
4.63%,  10/01/44 ................. 501 421,930
5.55%,  11/30/48 ................. 905 848,358
4.80%,  05/15/49 ................. 544 457,208
3.60%,  11/15/50 ................. 1,251 857,938
6.90%,  05/15/53 ................. 830 908,410
5.60%,  02/15/54
(e)
................ 480 451,417
DuPont de Nemours, Inc.
4.73%,  11/15/28 ................. 2,693 2,689,062
5.32%,  11/15/38 ................. 1,221 1,230,064
5.42%,  11/15/48 ................. 1,576 1,572,776
Eastman Chemical Co.
4.50%,  12/01/28 ................. 492 485,044
5.00%,  08/01/29 ................. 690 689,131
5.75%,  03/08/33 ................. 300 305,415
5.63%,  02/20/34 ................. 345 346,050
4.80%,  09/01/42 ................. 615 536,618
4.65%,  10/15/44 ................. 844 711,770
Ecolab, Inc.
2.70%,  11/01/26 ................. 775 752,153
1.65%,  02/01/27 ................. 215 203,676
3.25%,  12/01/27 ................. 399 385,319
5.25%,  01/15/28 ................. 781 799,117
4.80%,  03/24/30 ................. 915 914,523
1.30%,  01/30/31 ................. 683 556,497
2.13%,  02/01/32 ................. 880 733,859
5.50%,  12/08/41 ................. 80 79,607
3.95%,  12/01/47 ................. 525 416,722
2.13%,  08/15/50 ................. 985 530,143
2.70%,  12/15/51 ................. 943 572,194
2.75%,  08/18/55 ................. 474 277,147
EIDP, Inc.
4.50%,  05/15/26 ................. 330 329,708
2.30%,  07/15/30 ................. 602 528,546
4.80%,  05/15/33 ................. 190 184,915
Element Solutions, Inc., 3.88%,  09/01/28
(d)
.. 775 739,711
EQUATE Petrochemical Co. KSC,
4.25%,  11/03/26
(f)
................ 1,100 1,079,320
Equate Sukuk Spc Ltd., 5.00%,  09/05/31
(f)
.. 400 394,792
FMC Corp.
5.15%,  05/18/26 ................. 430 431,576
3.20%,  10/01/26 ................. 523 508,889
3.45%,  10/01/29 ................. 436 403,095
5.65%,  05/18/33
(e)
................ 605 603,983
4.50%,  10/01/49 ................. 535 407,972
6.38%,  05/18/53 ................. 540 534,422
FXI Holdings, Inc.
12.25%,  11/15/26
(d)(e)
.............. 1,221 1,171,405
GC Treasury Center Co. Ltd.
(f)
2.98%,  03/18/31
(e)
................ 1,000 855,612
4.30%,  03/18/51 ................. 300 219,975

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
GPD Cos., Inc., 10.13%,  04/01/26
(d)
...... USD 490 $ 483,266
Hanwha Totalenergies Petrochemical Co. Ltd.,
5.50%,  07/18/29
(f)
................ 400 401,714
HB Fuller Co.
4.00%,  02/15/27 ................. 300 289,225
4.25%,  10/15/28 ................. 290 275,676
Herens Holdco SARL, 4.75%,  05/15/28
(d)
... 345 316,387
Huntsman International LLC
4.50%,  05/01/29 ................. 944 902,459
2.95%,  06/15/31 ................. 378 315,950
5.70%,  10/15/34 ................. 375 355,082
ICL Group Ltd., 6.38%,  05/31/38
(d)(f)
...... 753 739,607
Illuminate Buyer LLC, 9.00%,  07/01/28
(d)
... 454 458,890
INEOS Finance plc
(d)
6.75%,  05/15/28 ................. 410 412,867
7.50%,  04/15/29 ................. 715 730,498
INEOS Quattro Finance 2 plc,
9.63%,  03/15/29
(d)
............... 385 404,337
Ingevity Corp., 3.88%,  11/01/28
(d)
........ 540 500,687
Innophos Holdings, Inc., 11.50%,  06/15/29
(d)
. 458 488,040
International Flavors & Fragrances, Inc.
1.83%,  10/15/27
(d)
................ 1,305 1,201,172
4.45%,  09/26/28 ................. 595 583,537
2.30%,  11/01/30
(d)
................ 1,158 987,059
3.27%,  11/15/40
(d)
................ 300 216,033
4.38%,  06/01/47 ................. 906 708,111
5.00%,  09/26/48 ................. 965 825,177
3.47%,  12/01/50
(d)
................ 945 617,061
Kobe U.S. Midco 2, Inc., 9.25%,  11/01/26
(d)
.. 235 205,368
Kraton Corp., 5.00%,  07/15/27
(f)
......... 1,000 1,005,313
LG Chem Ltd.
(f)
1.38%,  07/07/26 ................. 600 569,680
3.63%,  04/15/29 ................. 400 375,911
2.38%,  07/07/31
(e)
................ 600 500,734
Linde, Inc.
1.10%,  08/10/30 ................. 645 534,938
3.55%,  11/07/42 ................. 431 337,397
2.00%,  08/10/50 ................. 790 412,731
LSB Industries, Inc., 6.25%,  10/15/28
(d)
.... 460 452,890
LSF11 A5 HoldCo LLC, 6.63%,  10/15/29
(d)
.. 350 360,329
Lubrizol Corp. (The), 6.50%,  10/01/34 ..... 425 468,199
LYB Finance Co. BV, 8.10%,  03/15/27
(d)(e)
... 440 463,485
LYB International Finance BV
5.25%,  07/15/43 ................. 612 553,937
4.88%,  03/15/44 ................. 1,089 937,479
LYB International Finance II BV,
3.50%,  03/02/27 ................ 340 331,453
LYB International Finance III LLC
2.25%,  10/01/30 ................. 645 552,424
5.63%,  05/15/33 ................. 890 899,893
5.50%,  03/01/34 ................. 745 736,555
3.38%,  10/01/40 ................. 690 505,610
4.20%,  10/15/49 ................. 890 665,417
4.20%,  05/01/50 ................. 1,044 778,476
3.63%,  04/01/51 ................. 1,046 702,760
3.80%,  10/01/60 ................. 695 460,557
LyondellBasell Industries NV,
4.63%,  02/26/55
(e)
............... 585 460,481
Mativ Holdings, Inc., 8.00%,  10/01/29
(d)(e)
... 405 385,259
MEGlobal BV, 2.63%,  04/28/28
(f)
........ 800 728,467
MEGlobal Canada ULC, 5.88%,  05/18/30
(f)
.. 600 612,161
Methanex Corp.
5.13%,  10/15/27 ................. 680 669,416
5.25%,  12/15/29 ................. 676 658,390
5.65%,  12/01/44
(e)
................ 300 262,137
Security
Par (000)
Par (000) Value
Chemicals (continued)
Methanex US Operations, Inc.,
6.25%,  03/15/32
(d)
............... USD 575 $ 573,394
Minerals Technologies, Inc., 5.00%,  07/01/28
(d)
405 391,892
Mosaic Co. (The)
4.05%,  11/15/27 ................. 1,105 1,083,588
5.38%,  11/15/28 ................. 400 405,712
5.45%,  11/15/33 ................. 609 605,674
4.88%,  11/15/41 ................. 510 445,350
5.63%,  11/15/43 ................. 365 345,489
NewMarket Corp., 2.70%,  03/18/31 ...... 400 342,602
Nufarm Australia Ltd., 5.00%,  01/27/30
(d)
... 340 316,366
Nutrien Ltd.
4.00%,  12/15/26 ................. 713 703,525
5.20%,  06/21/27 ................. 475 480,017
4.90%,  03/27/28 ................. 665 666,524
4.20%,  04/01/29 ................. 788 766,437
2.95%,  05/13/30 ................. 766 691,370
5.40%,  06/21/34 ................. 450 447,510
4.13%,  03/15/35 ................. 639 567,444
5.88%,  12/01/36 ................. 405 413,643
5.63%,  12/01/40 ................. 190 185,968
6.13%,  01/15/41 ................. 170 173,631
4.90%,  06/01/43 ................. 224 199,755
5.25%,  01/15/45 ................. 573 528,883
5.00%,  04/01/49 ................. 656 581,961
3.95%,  05/13/50 ................. 525 389,933
5.80%,  03/27/53 ................. 570 564,614
OCI NV, 6.70%,  03/16/33
(d)
............ 605 626,220
Olin Corp.
5.13%,  09/15/27 ................. 491 485,764
5.63%,  08/01/29 ................. 660 643,401
5.00%,  02/01/30 ................. 519 489,514
Olympus Water US Holding Corp.
(d)
7.13%,  10/01/27 ................. 300 304,405
4.25%,  10/01/28 ................. 815 773,592
9.75%,  11/15/28 ................. 1,650 1,748,112
6.25%,  10/01/29 ................. 395 379,127
7.25%,  06/15/31 ................. 795 810,161
Orbia Advance Corp. SAB de CV
(f)
1.88%,  05/11/26 ................. 405 385,964
4.00%,  10/04/27
(e)
................ 400 381,299
2.88%,  05/11/31 ................. 400 330,256
6.75%,  09/19/42 ................. 400 380,237
5.88%,  09/17/44
(e)
................ 800 678,993
5.50%,  01/15/48 ................. 600 479,363
PPG Industries, Inc.
1.20%,  03/15/26 ................. 475 457,345
3.75%,  03/15/28 ................. 481 466,961
2.80%,  08/15/29 ................. 225 205,669
2.55%,  06/15/30 ................. 85 75,350
Rain Carbon, Inc., 12.25%,  09/01/29
(d)(e)
.... 445 471,658
Rohm & Haas Co., 7.85%,  07/15/29 ...... 195 214,732
RPM International, Inc.
3.75%,  03/15/27 ................. 750 734,406
4.55%,  03/01/29 ................. 565 556,612
2.95%,  01/15/32 ................. 355 307,223
5.25%,  06/01/45 ................. 220 206,599
4.25%,  01/15/48
(e)
................ 200 165,894
SABIC Capital I BV
(f)
2.15%,  09/14/30 ................. 400 337,510
3.00%,  09/14/50 ................. 600 394,472
SABIC Capital II BV, 4.50%,  10/10/28
(f)
.... 1,000 977,682
Sasol Financing USA LLC
4.38%,  09/18/26 ................. 600 576,249
6.50%,  09/27/28
(e)
................ 800 768,876

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
8.75%,  05/03/29
(f)
................. USD 1,000 $ 1,012,219
5.50%,  03/18/31 ................. 800 673,581
SCIH Salt Holdings, Inc.
(d)
4.88%,  05/01/28
(e)
................ 1,084 1,051,048
6.63%,  05/01/29 ................. 690 669,258
SCIL IV LLC, 5.38%,  11/01/26
(d)
......... 755 748,550
Scotts Miracle-Gro Co. (The)
5.25%,  12/15/26
(e)
................ 260 258,124
4.50%,  10/15/29
(e)
................ 395 370,680
4.00%,  04/01/31 ................. 475 421,570
4.38%,  02/01/32 ................. 400 357,104
Sherwin-Williams Co. (The)
3.45%,  06/01/27 ................. 1,706 1,661,812
4.55%,  03/01/28 ................. 605 601,792
2.95%,  08/15/29 ................. 874 804,012
2.30%,  05/15/30 ................. 560 490,032
4.80%,  09/01/31 ................. 640 631,499
2.20%,  03/15/32 ................. 635 524,907
4.00%,  12/15/42 ................. 110 87,209
4.55%,  08/01/45 ................. 420 354,938
4.50%,  06/01/47 ................. 1,294 1,089,319
3.80%,  08/15/49 ................. 530 387,510
3.30%,  05/15/50 ................. 680 451,382
2.90%,  03/15/52 ................. 605 368,580
SK Invictus Intermediate II SARL,
5.00%,  10/30/29
(d)
............... 675 639,831
SNF Group SACA
(d)
3.13%,  03/15/27 ................. 360 342,962
3.38%,  03/15/30 ................. 375 330,817
Sociedad Quimica y Minera de Chile SA
(f)
4.25%,  05/07/29 ................. 400 383,804
6.50%,  11/07/33 ................. 800 828,190
5.50%,  09/10/34 ................. 800 762,090
4.25%,  01/22/50 ................. 400 307,726
3.50%,  09/10/51
(e)
................ 600 390,018
Solvay Finance America LLC
(d)
5.65%,  06/04/29 ................. 405 412,392
5.85%,  06/04/34 ................. 495 502,057
Syngenta Finance NV, 5.18%,  04/24/28
(d)
... 690 686,932
Trinseo Luxco Finance SPV SARL,
7.63%,  05/03/29
(d)(e)
.............. 349 262,381
Tronox, Inc., 4.63%,  03/15/29
(d)
......... 1,055 956,393
UPL Corp. Ltd., 4.63%,  06/16/30
(f)
....... 400 350,365
Vibrantz Technologies, Inc., 9.00%,  02/15/30
(d)
(e)
.......................... 743 679,546
Westlake Corp.
3.60%,  08/15/26 ................. 731 717,721
3.38%,  06/15/30 ................. 390 357,386
2.88%,  08/15/41 ................. 485 325,146
5.00%,  08/15/46 ................. 703 612,025
4.38%,  11/15/47 ................. 450 353,825
3.13%,  08/15/51 ................. 735 453,270
3.38%,  08/15/61 ................. 435 259,016
WR Grace Holdings LLC
(d)
4.88%,  06/15/27 ................. 730 715,000
5.63%,  08/15/29 ................. 1,129 1,052,408
7.38%,  03/01/31 ................. 360 371,495
Xianjin Industry Investment Co. Ltd.,
5.80%,  09/05/26
(f)
................ 200 201,549
Yara International ASA
3.80%,  06/06/26
(d)
................ 65 63,980
4.75%,  06/01/28
(d)
................ 1,095 1,080,568
3.15%,  06/04/30
(d)
................ 915 823,161
Security
Par (000)
Par (000) Value
Chemicals (continued)
7.38%,  11/14/32
(f)
................. USD 655 $ 712,946
164,712,914
Commercial Services & Supplies — 0.3%
ACCO Brands Corp., 4.25%,  03/15/29
(d)
.... 575 531,977
ADT Security Corp. (The)
(d)
4.13%,  08/01/29 ................. 985 922,723
4.88%,  07/15/32 ................. 710 661,883
Allied Universal Holdco LLC
(d)
9.75%,  07/15/27 ................. 999 1,005,116
4.63%,  06/01/28 ................. 1,970 1,877,002
6.00%,  06/01/29
(e)
................ 955 883,268
7.88%,  02/15/31 ................. 2,255 2,312,558
Ambipar Lux SARL, 9.88%,  02/06/31
(e)(f)
.... 800 803,975
APi Group DE, Inc.
(d)
4.13%,  07/15/29 ................. 338 313,460
4.75%,  10/15/29 ................. 285 270,418
Aramark Services, Inc., 5.00%,  02/01/28
(d)
.. 1,103 1,080,863
Brink's Co. (The)
(d)
4.63%,  10/15/27 ................. 594 580,044
6.50%,  06/15/29 ................. 395 402,795
6.75%,  06/15/32 ................. 385 393,773
California Endowment (The), Series 2021,
2.50%,  04/01/51 ................ 500 295,002
Cimpress plc, 7.38%,  09/15/32
(d)(e)
....... 520 516,988
Cintas Corp. No. 2
3.70%,  04/01/27 ................. 994 975,335
4.00%,  05/01/32 ................. 290 271,667
Clean Harbors, Inc.
(d)
4.88%,  07/15/27 ................. 490 483,416
5.13%,  07/15/29 ................. 300 290,811
6.38%,  02/01/31 ................. 495 500,681
CoreCivic, Inc.
4.75%,  10/15/27
(e)
................ 250 243,119
8.25%,  04/15/29 ................. 500 528,830
Deluxe Corp.
(d)
8.00%,  06/01/29 ................. 475 465,301
8.13%,  09/15/29 ................. 440 453,015
Element Fleet Management Corp.
(d)
6.27%,  06/26/26 ................. 435 442,576
5.64%,  03/13/27 ................. 400 405,882
6.32%,  12/04/28 ................. 825 862,561
Enviri Corp., 5.75%,  07/31/27
(d)
......... 470 456,069
Ford Foundation (The)
Series 2020, 2.42%,  06/01/50 ......... 730 431,072
Series 2020, 2.82%,  06/01/70 ......... 585 326,840
Garda World Security Corp.
(d)
4.63%,  02/15/27 ................. 550 539,534
7.75%,  02/15/28 ................. 390 404,579
6.00%,  06/01/29 ................. 480 461,539
8.25%,  08/01/32 ................. 545 560,423
8.38%,  11/15/32 ................. 970 1,001,587
GEO Group, Inc. (The)
8.63%,  04/15/29 ................. 650 686,809
10.25%,  04/15/31 ................. 626 685,454
GFL Environmental, Inc.
(d)
5.13%,  12/15/26 ................. 490 488,277
4.00%,  08/01/28 ................. 695 660,841
3.50%,  09/01/28 ................. 725 683,387
4.75%,  06/15/29 ................. 725 698,090
4.38%,  08/15/29 ................. 530 501,109
6.75%,  01/15/31 ................. 975 1,011,331
Interface, Inc., 5.50%,  12/01/28
(d)
........ 295 290,170
Madison IAQ LLC
(d)
4.13%,  06/30/28 ................. 670 640,352

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.88%,  06/30/29 ................. USD 1,020 $ 984,180
Matthews International Corp.,
8.63%,  10/01/27
(d)
............... 300 314,840
Nature Conservancy (The), Series A,
3.96%,  03/01/52 ................ 325 257,317
NongHyup Bank
(f)
1.25%,  07/28/26 ................. 200 189,903
4.25%,  07/06/27 ................. 200 197,974
4.88%,  07/03/28 ................. 800 802,102
4.75%,  07/22/29 ................. 400 397,123
Pitney Bowes, Inc.
(d)
6.88%,  03/15/27
(e)
................ 380 381,754
7.25%,  03/15/29 ................. 355 355,887
Prime Security Services Borrower LLC
(d)
5.75%,  04/15/26 ................. 1,315 1,317,952
3.38%,  08/31/27 ................. 985 929,491
6.25%,  01/15/28 ................. 1,275 1,273,805
Raven Acquisition Holdings LLC,
6.88%,  11/15/31
(d)
................ 1,285 1,286,018
RELX Capital, Inc.
4.00%,  03/18/29 ................. 1,328 1,285,427
3.00%,  05/22/30 ................. 679 620,142
4.75%,  05/20/32 ................. 135 132,066
Republic Services, Inc.
2.90%,  07/01/26 ................. 678 663,597
3.38%,  11/15/27 ................. 813 787,630
3.95%,  05/15/28 ................. 875 854,102
4.88%,  04/01/29 ................. 985 986,156
5.00%,  11/15/29 ................. 410 412,285
2.30%,  03/01/30 ................. 869 768,517
1.45%,  02/15/31 ................. 780 636,828
1.75%,  02/15/32 ................. 1,080 873,522
2.38%,  03/15/33 ................. 615 500,624
5.00%,  12/15/33 ................. 600 588,604
5.00%,  04/01/34 ................. 595 583,089
5.20%,  11/15/34 ................. 525 521,858
6.20%,  03/01/40 ................. 245 260,424
5.70%,  05/15/41 ................. 343 342,504
3.05%,  03/01/50 ................. 818 547,674
Reworld Holding Corp.
4.88%,  12/01/29
(d)
................ 735 683,260
5.00%,  09/01/30 ................. 405 377,082
Rockefeller Foundation (The), Series 2020,
2.49%,  10/01/50 ................ 809 489,505
RR Donnelley & Sons Co.
(d)
8.50%,  04/15/29 ................. 150 150,014
9.50%,  08/01/29 ................. 1,035 1,065,833
10.88%,  08/01/29 ................. 475 488,059
RRD Intermediate Holdings, Inc., 11.00%,
(11.00% Cash or 12.00% PIK), 12/01/30
(d)(i)
370 342,557
RRD Parent, Inc., 10.00%, (10.00% Cash or
10.00% PIK), 10/15/31
(d)(e)(i)
.......... 392 682,472
Steelcase, Inc., 5.13%,  01/18/29 ........ 451 434,820
Veralto Corp.
5.50%,  09/18/26 ................. 860 870,110
5.35%,  09/18/28 ................. 865 878,880
5.45%,  09/18/33 ................. 655 658,795
Veritiv Operating Co., 10.50%,  11/30/30
(d)
... 1,005 1,092,057
VM Consolidated, Inc., 5.50%,  04/15/29
(d)
... 339 328,716
WASH Multifamily Acquisition, Inc.,
5.75%,  04/15/26
(d)
............... 825 824,853
Waste Connections, Inc.
4.25%,  12/01/28 ................. 425 417,331
3.50%,  05/01/29 ................. 1,002 950,763
2.60%,  02/01/30 ................. 322 289,267
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
2.20%,  01/15/32 ................. USD 715 $ 593,334
3.20%,  06/01/32 ................. 560 493,539
4.20%,  01/15/33 ................. 710 664,097
5.00%,  03/01/34 ................. 480 468,743
3.05%,  04/01/50 ................. 595 387,265
2.95%,  01/15/52 ................. 930 581,729
Waste Management, Inc.
4.95%,  07/03/27 ................. 400 404,130
3.15%,  11/15/27 ................. 1,037 998,692
1.15%,  03/15/28
(e)
................ 668 601,450
4.50%,  03/15/28 ................. 1,010 1,007,509
3.88%,  01/15/29
(d)
................ 425 410,960
4.88%,  02/15/29
(e)
................ 665 670,372
2.00%,  06/01/29 ................. 558 499,619
4.63%,  02/15/30 ................. 940 935,420
4.65%,  03/15/30 ................. 1,145 1,135,107
1.50%,  03/15/31 ................. 1,150 943,663
4.95%,  07/03/31 ................. 355 355,533
4.80%,  03/15/32 ................. 920 906,188
4.15%,  04/15/32 ................. 930 880,918
4.63%,  02/15/33 ................. 600 582,960
4.88%,  02/15/34 ................. 1,315 1,291,529
4.95%,  03/15/35 ................. 1,470 1,437,750
2.95%,  06/01/41 ................. 535 389,221
4.10%,  03/01/45 ................. 375 308,418
4.15%,  07/15/49 ................. 759 613,841
2.50%,  11/15/50 ................. 424 246,729
5.35%,  10/15/54 ................. 1,270 1,219,145
Waste Pro USA, Inc., 7.00%,  02/01/33
(d)
... 576 582,268
West Technology Group LLC,
8.50%,  04/10/27
(d)(e)
.............. 443 368,262
Williams Scotsman, Inc.
(d)
4.63%,  08/15/28 ................. 500 491,278
6.63%,  06/15/29 ................. 495 507,498
7.38%,  10/01/31 ................. 495 517,433
WK Kellogg Foundation Trust,
2.44%,  10/01/50
(d)
............... 115 67,959
Wrangler Holdco Corp., 6.63%,  04/01/32
(d)
.. 495 505,997
82,448,827
Communications Equipment — 0.1%
Ciena Corp., 4.00%,  01/31/30
(d)
......... 390 360,168
Cisco Systems, Inc.
4.90%,  02/26/26 ................. 820 825,081
2.95%,  02/28/26 ................. 828 816,240
2.50%,  09/20/26 ................. 1,570 1,525,860
4.80%,  02/26/27 ................. 1,620 1,632,242
4.85%,  02/26/29 ................. 1,545 1,556,626
4.95%,  02/26/31 ................. 2,075 2,086,289
5.05%,  02/26/34 ................. 1,660 1,657,845
5.90%,  02/15/39 ................. 2,215 2,334,883
5.50%,  01/15/40 ................. 2,204 2,230,402
5.30%,  02/26/54 ................. 1,990 1,925,428
5.35%,  02/26/64 ................. 780 746,283
CommScope LLC
(d)
6.00%,  03/01/26 ................. 1,479 1,479,000
8.25%,  03/01/27
(e)
................ 920 876,643
7.13%,  07/01/28 ................. 670 609,000
4.75%,  09/01/29 ................. 1,215 1,081,797
9.50%,  12/15/31
(e)
................ 970 1,005,567
CommScope Technologies LLC,
5.00%,  03/15/27
(d)
............... 725 652,066
Juniper Networks, Inc.
3.75%,  08/15/29 ................. 647 615,411
2.00%,  12/10/30 ................. 440 369,111

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
5.95%,  03/15/41 ................. USD 379 $ 372,247
Motorola Solutions, Inc.
4.60%,  02/23/28 ................. 1,096 1,088,742
5.00%,  04/15/29 ................. 455 455,580
4.60%,  05/23/29 ................. 1,050 1,034,019
2.30%,  11/15/30 ................. 1,012 870,694
2.75%,  05/24/31 ................. 885 769,070
5.60%,  06/01/32 ................. 670 683,843
5.40%,  04/15/34 ................. 435 434,831
5.50%,  09/01/44 ................. 496 473,538
Nokia OYJ
4.38%,  06/12/27 ................. 671 658,570
6.63%,  05/15/39 ................. 645 656,318
Viasat, Inc.
(d)
5.63%,  04/15/27 ................. 580 563,083
6.50%,  07/15/28
(e)
................ 405 345,168
7.50%,  05/30/31
(e)
................ 725 522,025
Viavi Solutions, Inc., 3.75%,  10/01/29
(d)
.... 385 350,274
Xiaomi Best Time International Ltd.
(f)
3.38%,  04/29/30 ................. 800 731,585
2.88%,  07/14/31 ................. 400 346,919
4.10%,  07/14/51 ................. 400 300,392
35,042,840
Construction & Engineering — 0.1%
AECOM, 5.13%,  03/15/27 ............ 957 951,526
Aeropuertos Dominicanos Siglo XXI SA,
7.00%,  06/30/34
(e)(f)
............... 400 404,551
Anhui Transportation Holding Group HK Ltd.,
1.62%,  08/26/26
(f)
................ 400 378,358
Arcosa, Inc.
(d)
4.38%,  04/15/29 ................. 374 353,417
6.88%,  08/15/32 ................. 605 620,425
Artera Services LLC, 8.50%,  02/15/31
(d)
.... 590 582,332
ASG Finance DAC, 9.75%,  05/15/29
(d)
..... 200 202,521
ATP Tower Holdings, 7.88%,  02/03/30
(d)
.... 200 199,395
BCEG HongKong Co. Ltd., 2.22%,  07/02/26
(f)
600 574,625
Bioceanico Sovereign Certificate Ltd.,
0.00%,  06/05/34
(f)(l)
............... 705 543,068
Brand Industrial Services, Inc.,
10.38%,  08/01/30
(d)
............... 1,315 1,356,486
Brundage-Bone Concrete Pumping Holdings,
Inc.
(d)
6.00%,  02/01/26 ................. 360 360,000
7.50%,  02/01/32 ................. 310 313,757
CCCI Treasure Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.12%), 3.65%
(f)(h)(j)
............... 600 583,668
Cellnex Finance Co. SA, 3.88%,  07/07/41
(d)
. 750 574,650
China Railway Xunjie Co. Ltd.,
3.25%,  07/28/26
(f)
................ 1,000 978,885
China State Construction Finance Cayman I
Ltd., (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.58%), 3.40%
(f)(h)(j)
400 389,712
Chouzhou International Investment Ltd.,
5.70%,  06/27/26
(f)
................ 400 403,544
CIMIC Finance USA Pty. Ltd.,
7.00%,  03/25/34
(d)
............... 580 604,525
CRCC Hean Ltd., 1.88%,  05/20/26
(f)
...... 200 192,540
CSCEC Finance Cayman II Ltd.,
3.50%,  07/05/27
(f)
................ 400 389,150
Delhi International Airport Ltd.
(f)
6.13%,  10/31/26 ................. 400 401,586
6.45%,  06/04/29 ................. 600 611,138
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Dianjian Haiyu Ltd.
(f)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.58%),
4.25%
(h)(j)
..................... USD 200 $ 197,501
4.30%,  09/10/27 ................. 400 396,072
Dycom Industries, Inc., 4.50%,  04/15/29
(d)
.. 495 466,656
Fluor Corp., 4.25%,  09/15/28 .......... 574 550,850
Global Infrastructure Solutions, Inc.
(d)
5.63%,  06/01/29 ................. 395 383,885
7.50%,  04/15/32 ................. 300 297,807
Great Lakes Dredge & Dock Corp.,
5.25%,  06/01/29
(d)
............... 320 297,538
Hongkong International Qingdao Co. Ltd.,
5.75%,  09/12/27
(f)
................ 600 604,320
HTA Group Ltd., 7.50%,  06/04/29
(f)
....... 800 808,133
INNOVATE Corp., 8.50%,  02/01/26
(d)(e)
.... 337 328,812
IRB Infrastructure Developers Ltd.,
7.11%,  03/11/32
(f)
................ 800 807,556
Jinan Urban Construction International
Investment Co. Ltd., 2.40%,  09/23/26
(f)
... 400 381,079
LBJ Infrastructure Group LLC,
3.80%,  12/31/57
(d)
............... 285 190,027
MasTec, Inc.
4.50%,  08/15/28
(d)
................ 1,130 1,098,818
5.90%,  06/15/29 ................. 235 239,528
Mexico City Airport Trust
(f)
4.25%,  10/31/26 ................. 800 780,612
3.88%,  04/30/28 ................. 400 375,139
5.50%,  10/31/46 ................. 600 479,020
5.50%,  07/31/47 ................. 1,800 1,434,697
Pike Corp.
(d)
5.50%,  09/01/28 ................. 695 679,156
8.63%,  01/31/31 ................. 410 437,554
Powerchina Roadbridge Group British Virgin
Islands Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.26%),
3.08%
(f)(h)(j)
..................... 600 587,297
Quanta Services, Inc.
4.75%,  08/09/27 ................. 450 449,031
2.90%,  10/01/30 ................. 1,280 1,138,503
2.35%,  01/15/32 ................. 730 602,973
5.25%,  08/09/34 ................. 670 652,172
3.05%,  10/01/41 ................. 520 362,058
Railworks Holdings LP, 8.25%,  11/15/28
(d)(e)
.. 335 340,126
SND International Bvi Co. Ltd.,
5.95%,  12/04/26
(f)
................ 200 202,851
Ste Transcore Holdings, Inc.
4.13%,  05/23/26
(f)
................. 400 397,328
3.38%,  05/05/27
(d)
................ 600 584,318
3.75%,  05/05/32
(d)
................ 400 371,061
Summit Digitel Infrastructure Ltd.,
2.88%,  08/12/31
(f)
................ 400 340,925
Taizhou Urban Construction & Investment
Development Group Co. Ltd.
(f)
5.90%,  09/05/26 ................. 400 402,569
5.45%,  07/11/27 ................. 200 200,227
THI Capital Co. Ltd., 5.10%,  05/19/26
(f)
.... 200 199,824
Tutor Perini Corp., 11.88%,  04/30/29
(d)
..... 395 440,858
Valmont Industries, Inc.
5.00%,  10/01/44 ................. 624 566,273
5.25%,  10/01/54 ................. 230 210,095
Vinci SA, 3.75%,  04/10/29
(d)
........... 540 516,213
Weekley Homes LLC, 4.88%,  09/15/28
(d)
... 410 393,812
Xingcheng Bvi Ltd., 2.38%,  10/08/26
(f)
..... 800 754,849

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
YI Bright International Ltd., 6.68%,  06/20/27
(f)
USD 400 $ 408,845
33,326,827
Construction Materials — 0.1%
Cemex SAB de CV
(f)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.53%),
5.13%
(e)(h)(j)
.................... 800 793,427
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.16%),
9.13%
(h)(j)
..................... 1,000 1,032,856
5.45%,  11/19/29
(e)
................ 800 784,971
5.20%,  09/17/30
(e)
................ 1,000 960,312
3.88%,  07/11/31
(e)
................ 900 792,978
CRH America, Inc., 5.13%,  05/18/45
(d)
..... 650 593,960
Eagle Materials, Inc., 2.50%,  07/01/31 ..... 920 786,808
GCC SAB de CV, 3.61%,  04/20/32
(f)
...... 400 340,759
Inversiones CMPC SA
(f)
4.38%,  04/04/27 ................. 400 394,656
3.85%,  01/13/30 ................. 400 369,930
3.00%,  04/06/31 ................. 400 343,595
6.13%,  06/23/33
(e)
................ 800 812,193
6.13%,  02/26/34 ................. 400 404,314
Knife River Corp., 7.75%,  05/01/31
(d)
...... 420 438,183
Lafarge SA, 7.13%,  07/15/36 .......... 305 337,421
Martin Marietta Materials, Inc.
3.45%,  06/01/27 ................. 720 698,904
3.50%,  12/15/27 ................. 564 545,230
Series CB, 2.50%,  03/15/30 .......... 575 510,772
2.40%,  07/15/31 ................. 975 832,966
5.15%,  12/01/34 ................. 270 264,776
4.25%,  12/15/47 ................. 500 403,557
3.20%,  07/15/51 ................. 980 636,323
5.50%,  12/01/54 ................. 315 297,604
UltraTech Cement Ltd., 2.80%,  02/16/31
(f)
... 400 347,284
Vulcan Materials Co.
3.90%,  04/01/27 ................. 1,100 1,083,020
4.95%,  12/01/29 ................. 530 529,803
3.50%,  06/01/30 ................. 770 714,271
5.35%,  12/01/34 ................. 650 647,872
4.50%,  06/15/47 ................. 729 610,516
4.70%,  03/01/48 ................. 627 539,562
5.70%,  12/01/54 ................. 520 507,241
West China Cement Ltd., 4.95%,  07/08/26
(f)
. 600 446,613
18,802,677
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
4.45%,  04/03/26 ................. 453 451,094
2.45%,  10/29/26 ................. 2,560 2,457,634
6.10%,  01/15/27 ................. 600 613,118
6.45%,  04/15/27 ................. 1,305 1,345,654
3.65%,  07/21/27 ................. 1,566 1,520,656
4.63%,  10/15/27 ................. 1,112 1,105,531
3.88%,  01/23/28 ................. 1,243 1,208,503
4.88%,  04/01/28 ................. 450 449,204
5.75%,  06/06/28 ................. 915 936,617
3.00%,  10/29/28 ................. 3,586 3,339,821
5.10%,  01/19/29 ................. 925 926,860
4.63%,  09/10/29 ................. 685 670,506
6.15%,  09/30/30 ................. 705 737,015
3.30%,  01/30/32 ................. 4,040 3,538,030
3.40%,  10/29/33 ................. 1,230 1,052,024
5.30%,  01/19/34 ................. 870 855,756
4.95%,  09/10/34 ................. 1,135 1,085,900
3.85%,  10/29/41 ................. 1,355 1,064,475
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.72%),
6.95%,  03/10/55
(h)
............... USD 705 $ 722,234
AIR Lease Corp. Sukuk Ltd., 5.85%,  04/01/28
(d)
(e)
.......................... 430 435,934
Ally Financial, Inc.
4.75%,  06/09/27 ................. 780 775,905
7.10%,  11/15/27 ................. 820 863,541
2.20%,  11/02/28 ................. 745 670,841
(1-day SOFR + 3.26%), 6.99%,  06/13/29
(h)
415 435,272
(1-day SOFR + 2.82%), 6.85%,  01/03/30
(h)
920 961,047
(SOFR Index + 1.73%), 5.54%,  01/17/31
(h)
435 433,498
8.00%,  11/01/31 ................. 2,501 2,799,147
6.70%,  02/14/33
(e)
................ 490 503,166
(1-day SOFR + 2.29%), 6.18%,  07/26/35
(h)
580 580,348
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
6.65%,  01/17/40
(h)
............... 500 494,896
American Express Co.
4.90%,  02/13/26 ................. 1,195 1,200,077
3.13%,  05/20/26 ................. 1,061 1,041,885
1.65%,  11/04/26 ................. 1,150 1,093,669
2.55%,  03/04/27 ................. 1,890 1,813,589
(SOFR Index + 0.75%), 5.65%,  04/23/27
(h)
1,020 1,031,144
3.30%,  05/03/27 ................. 2,355 2,289,248
(1-day SOFR + 0.97%), 5.39%,  07/28/27
(h)
970 979,647
5.85%,  11/05/27 ................. 1,170 1,206,241
(1-day SOFR + 1.00%), 5.10%,  02/16/28
(h)
1,235 1,243,616
(1-day SOFR + 0.93%), 5.04%,  07/26/28
(h)
555 558,571
4.05%,  05/03/29 ................. 965 942,219
(SOFR Index + 1.28%), 5.28%,  07/27/29
(h)
1,500 1,519,256
(SOFR Index + 1.09%), 5.53%,  04/25/30
(h)
1,600 1,634,021
(1-day SOFR + 1.02%), 5.09%,  01/30/31
(h)
815 817,580
(1-day SOFR + 1.94%), 6.49%,  10/30/31
(h)
1,025 1,097,538
(1-day SOFR + 2.26%), 4.99%,  05/26/33
(h)
695 678,950
(1-day SOFR + 1.76%), 4.42%,  08/03/33
(h)
1,705 1,620,036
(1-day SOFR + 1.84%), 5.04%,  05/01/34
(h)
1,090 1,073,593
(1-day SOFR + 1.93%), 5.63%,  07/28/34
(h)
535 539,643
(1-day SOFR + 1.63%), 5.92%,  04/25/35
(h)
600 614,364
(1-day SOFR + 1.42%), 5.28%,  07/26/35
(h)
1,055 1,043,409
(1-day SOFR + 1.32%), 5.44%,  01/30/36
(h)
825 825,871
4.05%,  12/03/42 ................. 1,450 1,224,022
American Express Credit Corp.,
3.30%,  05/03/27 ................ 785 762,611
American Honda Finance Corp.
5.25%,  07/07/26 ................. 415 418,676
1.30%,  09/09/26 ................. 710 674,046
2.30%,  09/09/26 ................. 765 737,973
4.40%,  10/05/26 ................. 450 448,691
2.35%,  01/08/27 ................. 1,126 1,078,427
4.90%,  03/12/27 ................. 580 582,677
4.90%,  07/09/27 ................. 425 427,345
4.45%,  10/22/27 ................. 650 645,952
4.70%,  01/12/28 ................. 495 495,570
3.50%,  02/15/28 ................. 991 955,995
2.00%,  03/24/28 ................. 650 597,636
5.13%,  07/07/28 ................. 1,235 1,249,035
5.65%,  11/15/28 ................. 705 725,414
2.25%,  01/12/29 ................. 438 396,253
4.90%,  03/13/29 ................. 620 620,079
4.40%,  09/05/29 ................. 750 732,672
4.60%,  04/17/30 ................. 815 800,754
5.85%,  10/04/30 ................. 620 645,695
1.80%,  01/13/31 ................. 883 732,708
5.05%,  07/10/31 ................. 475 472,950

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.85%,  10/23/31 ................. USD 650 $ 639,117
4.90%,  01/10/34
(e)
................ 815 786,192
Andrew W Mellon Foundation (The), Series
2020, 0.95%,  08/01/27 ............. 523 479,647
Avolon Holdings Funding Ltd.
(d)
2.13%,  02/21/26 ................. 490 475,387
4.25%,  04/15/26 ................. 848 839,022
4.38%,  05/01/26 ................. 921 913,370
3.25%,  02/15/27 ................. 1,010 973,903
2.53%,  11/18/27 ................. 2,271 2,112,885
4.95%,  01/15/28 ................. 345 342,355
2.75%,  02/21/28 ................. 770 716,926
6.38%,  05/04/28 ................. 575 592,817
5.75%,  03/01/29 ................. 1,315 1,329,387
5.75%,  11/15/29 ................. 1,220 1,233,906
5.15%,  01/15/30 ................. 485 477,387
Azorra Finance Ltd., 7.75%,  04/15/30
(d)
.... 550 556,899
BOC Aviation USA Corp.
(f)
5.75%,  11/09/28 ................. 600 620,139
5.00%,  01/17/29 ................. 600 602,658
5.25%,  01/14/30 ................. 600 610,486
4.63%,  09/04/31
(e)
................ 600 590,370
4.88%,  05/03/33 ................. 400 393,829
Bocom Leasing Management Hong Kong Co.
Ltd.
(f)
5.00%,  06/26/27 ................. 400 402,457
(SOFR Index + 0.68%), 5.05%,  06/26/27
(h)
800 800,104
Bread Financial Holdings, Inc.,
9.75%,  03/15/29
(d)
............... 865 932,669
Capital One Financial Corp.
3.75%,  07/28/26 ................. 1,336 1,313,535
3.75%,  03/09/27 ................. 1,672 1,636,913
3.65%,  05/11/27 ................. 1,079 1,053,241
(1-day SOFR + 2.44%), 7.15%,  10/29/27
(h)
715 741,606
(1-day SOFR + 0.86%), 1.88%,  11/02/27
(h)
1,205 1,143,183
3.80%,  01/31/28 ................. 1,720 1,669,745
(1-day SOFR + 2.06%), 4.93%,  05/10/28
(h)
1,520 1,518,636
(1-day SOFR + 2.08%), 5.47%,  02/01/29
(h)
1,075 1,087,213
(1-day SOFR + 2.64%), 6.31%,  06/08/29
(h)
1,635 1,696,526
(1-day SOFR + 1.91%), 5.70%,  02/01/30
(h)
815 828,651
(1-day SOFR + 1.79%), 3.27%,  03/01/30
(h)
1,040 965,668
(1-day SOFR + 2.60%), 5.25%,  07/26/30
(h)
520 520,883
(1-day SOFR + 1.56%), 5.46%,  07/26/30
(h)
765 771,843
(1-day SOFR + 3.07%), 7.62%,  10/30/31
(h)
1,130 1,250,347
(1-day SOFR + 1.34%), 2.36%,  07/29/32
(h)
1,075 878,176
(1-day SOFR + 1.27%), 2.62%,  11/02/32
(h)
1,200 1,004,964
(1-day SOFR + 2.37%), 5.27%,  05/10/33
(h)
1,115 1,091,422
(1-day SOFR + 2.60%), 5.82%,  02/01/34
(h)
1,180 1,189,460
(1-day SOFR + 2.86%), 6.38%,  06/08/34
(h)
1,775 1,852,745
(1-day SOFR + 2.26%), 6.05%,  02/01/35
(h)
1,155 1,180,567
(1-day SOFR + 1.99%), 5.88%,  07/26/35
(h)
1,300 1,312,004
Castlelake Aviation Finance DAC,
5.00%,  04/15/27
(d)
............... 412 415,026
Caterpillar Financial Services Corp.
5.05%,  02/27/26 ................. 560 563,940
0.90%,  03/02/26 ................. 725 698,344
4.35%,  05/15/26 ................. 908 908,011
2.40%,  08/09/26 ................. 645 625,794
1.15%,  09/14/26 ................. 960 911,570
4.45%,  10/16/26 ................. 470 470,276
4.50%,  01/07/27
(e)
................ 225 225,583
1.70%,  01/08/27 ................. 790 749,783
4.50%,  01/08/27 ................. 630 631,507
5.00%,  05/14/27 ................. 530 536,082
3.60%,  08/12/27 ................. 885 866,866
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
1.10%,  09/14/27 ................. USD 998 $ 919,498
4.40%,  10/15/27 ................. 955 951,467
4.60%,  11/15/27 ................. 590 591,400
4.85%,  02/27/29 ................. 620 624,864
4.38%,  08/16/29 ................. 725 715,788
4.70%,  11/15/29 ................. 600 599,357
4.80%,  01/08/30 ................. 225 225,802
CCBL Cayman 1 Corp. Ltd., 1.80%,  07/22/26
(f)
800 765,803
CDBL Funding 1, 3.50%,  10/24/27
(f)
...... 600 579,149
CMB International Leasing Management Ltd.
(f)
2.00%,  02/04/26 ................. 400 388,466
1.75%,  09/16/26 ................. 200 190,199
(1-day SOFR + 0.76%), 5.14%,  06/04/27
(h)
600 601,014
2.75%,  08/12/30 ................. 400 358,385
2.88%,  02/04/31 ................. 400 355,338
Cobra AcquisitionCo LLC
(d)
6.38%,  11/01/29 ................. 406 355,028
12.25%,  11/01/29 ................. 175 182,703
Credit Acceptance Corp.
6.63%,  03/15/26 ................. 395 395,559
9.25%,  12/15/28
(d)
................ 605 645,044
DAE Sukuk Difc Ltd., 3.75%,  02/15/26
(f)
.... 700 688,860
Discover Financial Services
4.10%,  02/09/27 ................. 1,088 1,072,399
6.70%,  11/29/32 ................. 530 566,337
(SOFR Index + 3.37%), 7.96%,  11/02/34
(h)
895 1,023,309
Encore Capital Group, Inc.
(d)
9.25%,  04/01/29 ................. 500 536,114
8.50%,  05/15/30 ................. 500 529,263
Enova International, Inc.
(d)
11.25%,  12/15/28 ................. 400 434,982
9.13%,  08/01/29 ................. 505 531,598
FirstCash, Inc.
(d)
4.63%,  09/01/28 ................. 490 468,677
5.63%,  01/01/30 ................. 550 538,247
6.88%,  03/01/32 ................. 495 502,488
Ford Motor Credit Co. LLC
6.95%,  03/06/26 ................. 1,181 1,202,529
6.95%,  06/10/26 ................. 935 955,037
4.54%,  08/01/26 ................. 840 831,674
2.70%,  08/10/26 ................. 1,393 1,342,138
5.13%,  11/05/26 ................. 1,070 1,068,739
4.27%,  01/09/27 ................. 1,180 1,158,485
5.80%,  03/05/27 ................. 1,822 1,838,658
5.85%,  05/17/27 ................. 825 833,650
4.95%,  05/28/27 ................. 1,250 1,240,775
4.13%,  08/17/27 ................. 1,393 1,350,312
3.82%,  11/02/27 ................. 920 882,284
7.35%,  11/04/27 ................. 1,610 1,684,092
2.90%,  02/16/28 ................. 835 774,735
6.80%,  05/12/28 ................. 1,500 1,553,765
6.80%,  11/07/28 ................. 910 944,398
2.90%,  02/10/29 ................. 825 742,178
5.80%,  03/08/29 ................. 725 726,588
5.11%,  05/03/29 ................. 1,557 1,520,425
5.30%,  09/06/29 ................. 635 623,473
5.88%,  11/07/29 ................. 400 400,477
7.35%,  03/06/30 ................. 1,240 1,316,027
7.20%,  06/10/30 ................. 880 927,790
4.00%,  11/13/30 ................. 1,625 1,471,157
6.05%,  03/05/31 ................. 955 955,039
3.63%,  06/17/31 ................. 915 796,633
6.05%,  11/05/31 ................. 1,055 1,049,333
7.12%,  11/07/33 ................. 1,215 1,271,173
6.13%,  03/08/34 ................. 1,595 1,563,413

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.50%,  02/07/35 ................. USD 400 $ 400,354
General Motors Financial Co., Inc.
5.25%,  03/01/26 ................. 817 819,539
5.40%,  04/06/26 ................. 1,210 1,217,783
1.50%,  06/10/26 ................. 1,025 980,825
4.00%,  10/06/26 ................. 1,132 1,116,326
4.35%,  01/17/27 ................. 1,535 1,518,829
2.35%,  02/26/27 ................. 595 564,955
5.00%,  04/09/27 ................. 1,440 1,442,423
5.40%,  05/08/27 ................. 938 947,472
5.35%,  07/15/27 ................. 595 600,916
2.70%,  08/20/27 ................. 965 914,065
3.85%,  01/05/28 ................. 1,101 1,067,661
6.00%,  01/09/28 ................. 720 739,666
2.40%,  04/10/28 ................. 957 882,808
5.80%,  06/23/28 ................. 875 894,118
2.40%,  10/15/28 ................. 1,330 1,209,751
5.80%,  01/07/29 ................. 1,080 1,100,276
5.65%,  01/17/29 ................. 543 551,172
4.30%,  04/06/29 ................. 1,035 998,787
5.55%,  07/15/29 ................. 1,155 1,168,014
4.90%,  10/06/29 ................. 520 511,358
5.35%,  01/07/30 ................. 475 474,539
5.85%,  04/06/30 ................. 1,065 1,089,194
3.60%,  06/21/30 ................. 1,110 1,018,425
2.35%,  01/08/31 ................. 865 729,212
5.75%,  02/08/31 ................. 745 754,867
2.70%,  06/10/31 ................. 1,405 1,193,955
5.60%,  06/18/31 ................. 765 767,387
3.10%,  01/12/32 ................. 870 745,734
6.40%,  01/09/33 ................. 1,050 1,088,976
6.10%,  01/07/34 ................. 1,415 1,434,714
5.95%,  04/04/34 ................. 1,250 1,253,261
5.45%,  09/06/34
(e)
................ 865 837,494
5.90%,  01/07/35 ................. 475 472,446
GGAM Finance Ltd.
(d)
7.75%,  05/15/26 ................. 370 376,068
8.00%,  02/15/27 ................. 680 702,316
8.00%,  06/15/28 ................. 600 633,013
6.88%,  04/15/29 ................. 410 419,884
5.88%,  03/15/30 ................. 405 402,534
Global Aircraft Leasing Co. Ltd.,
8.75%,  09/01/27
(d)
............... 1,082 1,111,969
goeasy Ltd.
(d)
9.25%,  12/01/28 ................. 540 576,846
7.63%,  07/01/29 ................. 600 620,563
6.88%,  05/15/30 ................. 405 411,538
Harley-Davidson Financial Services, Inc.
(d)
3.05%,  02/14/27
(e)
................ 634 604,599
6.50%,  03/10/28 ................. 495 507,628
5.95%,  06/11/29 ................. 740 745,120
Hyundai Capital Services, Inc.
1.25%,  02/08/26
(f)
................. 600 578,129
2.50%,  01/24/27
(f)
................. 400 382,115
5.13%,  02/05/27
(f)
................. 200 200,812
3.63%,  08/29/27
(e)(f)
............... 400 387,780
5.25%,  01/22/28
(d)(h)
............... 200 201,400
5.13%,  02/05/29
(f)
................. 600 598,989
Hyundai Card Co. Ltd., 5.75%,  04/24/29
(f)
... 400 406,396
ICBCIL Finance Co. Ltd.
(f)
1.75%,  08/02/26 ................. 800 765,674
2.25%,  11/02/26 ................. 600 575,183
2.70%,  01/27/27 ................. 400 384,508
John Deere Capital Corp.
Series FXD, 5.05%,  03/03/26 ......... 730 735,008
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.95%,  03/06/26 ................. USD 350 $ 352,005
4.75%,  06/08/26 ................. 585 587,692
2.65%,  06/10/26 ................. 668 653,384
1.05%,  06/17/26 ................. 695 664,220
5.15%,  09/08/26 ................. 165 166,887
2.25%,  09/14/26 ................. 690 666,331
1.30%,  10/13/26 ................. 610 579,461
4.50%,  01/08/27 ................. 1,360 1,363,781
1.70%,  01/11/27 ................. 725 688,250
4.85%,  03/05/27 ................. 370 372,775
2.35%,  03/08/27 ................. 375 358,952
1.75%,  03/09/27 ................. 1,065 1,006,202
4.90%,  06/11/27 ................. 675 680,737
4.20%,  07/15/27 ................. 675 671,035
2.80%,  09/08/27 ................. 521 499,987
4.15%,  09/15/27 ................. 640 634,353
3.05%,  01/06/28 ................. 192 184,592
4.65%,  01/07/28
(e)
................ 350 351,923
4.75%,  01/20/28 ................. 635 640,184
4.90%,  03/03/28 ................. 1,004 1,013,363
1.50%,  03/06/28 ................. 1,033 943,226
4.95%,  07/14/28 ................. 575 582,146
4.50%,  01/16/29 ................. 795 789,548
3.45%,  03/07/29 ................. 677 645,275
3.35%,  04/18/29 ................. 995 946,927
4.85%,  06/11/29 ................. 745 749,010
2.80%,  07/18/29 ................. 520 481,868
4.85%,  10/11/29 ................. 655 660,337
2.45%,  01/09/30 ................. 405 365,303
4.70%,  06/10/30 ................. 1,235 1,232,085
1.45%,  01/15/31 ................. 977 810,806
4.90%,  03/07/31 ................. 380 380,951
2.00%,  06/17/31 ................. 830 699,672
4.40%,  09/08/31 ................. 870 844,857
3.90%,  06/07/32 ................. 565 526,319
4.35%,  09/15/32 ................. 880 846,009
Series I, 5.15%,  09/08/33 ............ 450 452,915
5.10%,  04/11/34 ................. 830 828,699
Series MTN1, 5.05%,  06/12/34 ........ 690 686,777
LFS Topco LLC, 5.88%,  10/15/26
(d)
....... 310 307,851
Macquarie Airfinance Holdings Ltd.
(d)
8.38%,  05/01/28 ................. 470 492,770
6.40%,  03/26/29 ................. 565 582,386
8.13%,  03/30/29 ................. 465 490,626
5.15%,  03/17/30 ................. 95 93,447
6.50%,  03/26/31 ................. 510 528,669
Mitsubishi HC Finance America LLC
(d)
5.81%,  09/12/28 ................. 265 271,341
5.15%,  10/24/29 ................. 490 490,207
5.66%,  02/28/33
(e)
................ 585 589,335
Muthoot Finance Ltd., 7.13%,  02/14/28
(f)
... 800 812,976
Navient Corp.
6.75%,  06/15/26 ................. 495 503,260
5.00%,  03/15/27 ................. 675 663,288
4.88%,  03/15/28 ................. 505 483,641
5.50%,  03/15/29 ................. 740 709,475
9.38%,  07/25/30 ................. 480 521,667
11.50%,  03/15/31 ................. 485 549,733
5.63%,  08/01/33 ................. 590 521,254
OneMain Finance Corp.
7.13%,  03/15/26 ................. 1,580 1,611,522
3.50%,  01/15/27 ................. 720 692,247
6.63%,  01/15/28 ................. 810 823,352
3.88%,  09/15/28 ................. 590 551,060
9.00%,  01/15/29 ................. 856 909,447

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.63%,  05/15/29 ................. USD 980 $ 995,533
5.38%,  11/15/29 ................. 754 732,617
7.88%,  03/15/30 ................. 655 688,030
4.00%,  09/15/30 ................. 855 766,089
7.50%,  05/15/31 ................. 805 836,961
7.13%,  11/15/31 ................. 820 843,271
PACCAR Financial Corp.
4.45%,  03/30/26 ................. 190 189,992
1.10%,  05/11/26 ................. 325 311,691
5.05%,  08/10/26 ................. 328 330,809
5.20%,  11/09/26 ................. 420 425,615
Series R, 4.50%,  11/25/26 ........... 325 325,301
2.00%,  02/04/27 ................. 385 367,121
5.00%,  05/13/27 ................. 625 632,815
4.45%,  08/06/27 ................. 465 464,592
4.60%,  01/10/28 ................. 480 481,129
4.95%,  08/10/28 ................. 375 378,655
4.60%,  01/31/29 ................. 905 903,070
4.00%,  09/26/29 ................. 310 300,414
5.00%,  03/22/34 ................. 295 294,629
PRA Group, Inc.
(d)
8.38%,  02/01/28 ................. 405 418,049
5.00%,  10/01/29
(e)
................ 345 319,130
8.88%,  01/31/30 ................. 540 564,766
PROG Holdings, Inc., 6.00%,  11/15/29
(d)
... 589 568,933
Shriram Finance Ltd.
(f)
6.63%,  04/22/27 ................. 800 804,554
6.15%,  04/03/28 ................. 400 395,216
SLM Corp., 3.13%,  11/02/26 ........... 505 485,383
Soar Wise Ltd., 5.15%,  03/18/27
(f)
....... 600 602,836
Synchrony Financial
3.70%,  08/04/26 ................. 285 279,296
3.95%,  12/01/27 ................. 1,404 1,360,426
5.15%,  03/19/29 ................. 750 742,234
(SOFR Index + 2.13%), 5.94%,  08/02/30
(h)
695 703,076
2.88%,  10/28/31 ................. 967 812,527
7.25%,  02/02/33 ................. 740 775,752
Toyota Motor Credit Corp.
5.20%,  05/15/26 ................. 375 378,575
4.45%,  05/18/26 ................. 715 715,481
1.13%,  06/18/26 ................. 1,270 1,214,431
4.55%,  08/07/26 ................. 275 275,479
5.00%,  08/14/26 ................. 1,135 1,145,124
5.40%,  11/20/26 ................. 1,065 1,082,311
4.60%,  01/08/27 ................. 400 401,357
3.20%,  01/11/27 ................. 1,076 1,050,319
1.90%,  01/13/27 ................. 935 890,001
Series B, 5.00%,  03/19/27 ........... 525 529,881
3.05%,  03/22/27 ................. 1,440 1,398,416
1.15%,  08/13/27 ................. 325 298,887
4.55%,  09/20/27 ................. 1,035 1,036,853
4.35%,  10/08/27 ................. 755 751,607
5.45%,  11/10/27 ................. 880 900,441
3.05%,  01/11/28 ................. 499 478,525
4.63%,  01/12/28 ................. 745 747,144
1.90%,  04/06/28 ................. 1,125 1,035,550
5.25%,  09/11/28 ................. 595 605,303
4.65%,  01/05/29 ................. 715 712,616
3.65%,  01/08/29 ................. 1,111 1,066,790
5.05%,  05/16/29 ................. 445 449,040
4.45%,  06/29/29 ................. 1,105 1,091,842
4.55%,  08/09/29 ................. 1,135 1,124,796
4.95%,  01/09/30 ................. 400 402,239
2.15%,  02/13/30 ................. 887 780,378
3.38%,  04/01/30 ................. 1,731 1,612,116
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.55%,  05/17/30 ................. USD 625 $ 616,906
5.55%,  11/20/30 ................. 525 541,706
1.65%,  01/10/31 ................. 680 564,969
5.10%,  03/21/31 ................. 525 528,652
1.90%,  09/12/31 ................. 560 462,768
4.60%,  10/10/31 ................. 890 868,984
2.40%,  01/13/32 ................. 75 63,236
4.70%,  01/12/33 ................. 765 744,652
4.80%,  01/05/34 ................. 870 846,001
5.35%,  01/09/35 ................. 350 352,008
World Acceptance Corp., 7.00%,  11/01/26
(d)(e)
282 281,208
300,208,588
Consumer Staples Distribution & Retail — 0.3%
7-Eleven, Inc.
(d)
0.95%,  02/10/26 ................. 1,386 1,331,675
1.30%,  02/10/28 ................. 1,225 1,095,250
1.80%,  02/10/31 ................. 985 801,704
2.50%,  02/10/41 ................. 312 200,329
2.80%,  02/10/51 ................. 1,482 854,031
Ahold Finance USA LLC, 6.88%,  05/01/29 .. 827 891,455
Albertsons Cos., Inc.
(d)
3.25%,  03/15/26 ................. 681 667,908
7.50%,  03/15/26 ................. 554 555,820
4.63%,  01/15/27 ................. 1,315 1,292,538
5.88%,  02/15/28 ................. 774 773,036
6.50%,  02/15/28 ................. 755 769,043
3.50%,  03/15/29 ................. 1,304 1,198,734
4.88%,  02/15/30 ................. 980 942,271
Alimentation Couche-Tard, Inc.
(d)
3.55%,  07/26/27 ................. 1,440 1,398,995
2.95%,  01/25/30 ................. 968 873,407
5.27%,  02/12/34 ................. 925 901,764
3.44%,  05/13/41 ................. 690 510,633
4.50%,  07/26/47 ................. 610 498,528
3.80%,  01/25/50 ................. 794 568,135
3.63%,  05/13/51 ................. 680 465,753
5.62%,  02/12/54 ................. 520 490,519
C&S Group Enterprises LLC,
5.00%,  12/15/28
(d)
............... 409 350,780
Cencosud SA
(f)
4.38%,  07/17/27
(e)
................ 800 785,246
5.95%,  05/28/31
(e)
................ 600 602,832
6.63%,  02/12/45 ................. 400 410,902
CK Hutchison International 20 Ltd.
(d)
2.50%,  05/08/30
(e)
................ 855 764,423
3.38%,  05/08/50 ................. 685 493,589
CK Hutchison International 21 Ltd.
(d)
1.50%,  04/15/26 ................. 295 284,161
2.50%,  04/15/31
(e)
................ 680 593,864
CK Hutchison International 23 Ltd.
(d)
4.75%,  04/21/28 ................. 605 605,497
4.88%,  04/21/33
(e)
................ 1,210 1,181,561
CK Hutchison International 24 II Ltd.,
4.75%,  09/13/34
(d)
............... 400 382,605
CK Hutchison International 24 Ltd.
(d)(e)
5.38%,  04/26/29 ................. 800 818,595
5.50%,  04/26/34 ................. 1,100 1,111,504
Costco Wholesale Corp.
3.00%,  05/18/27 ................. 1,177 1,143,095
1.38%,  06/20/27 ................. 1,318 1,228,768
1.60%,  04/20/30 ................. 1,757 1,508,423
1.75%,  04/20/32 ................. 1,024 835,970
Dollar General Corp.
3.88%,  04/15/27 ................. 709 694,844

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
4.63%,  11/01/27 ................. USD 720 $ 716,172
4.13%,  05/01/28 ................. 837 815,665
5.20%,  07/05/28 ................. 505 508,434
3.50%,  04/03/30 ................. 1,031 946,905
5.00%,  11/01/32
(e)
................ 865 832,105
5.45%,  07/05/33
(e)
................ 890 880,442
4.13%,  04/03/50 ................. 648 477,218
5.50%,  11/01/52 ................. 120 108,468
Dollar Tree, Inc.
4.20%,  05/15/28 ................. 1,232 1,200,694
2.65%,  12/01/31 ................. 865 732,612
3.38%,  12/01/51 ................. 490 310,258
Ingles Markets, Inc., 4.00%,  06/15/31
(d)
.... 353 315,630
KeHE Distributors LLC, 9.00%,  02/15/29
(d)
.. 980 1,019,016
Koninklijke Ahold Delhaize NV,
5.70%,  10/01/40 ................ 535 528,414
Kroger Co. (The)
3.50%,  02/01/26 ................. 845 835,514
2.65%,  10/15/26 ................. 975 942,848
3.70%,  08/01/27 ................. 1,107 1,081,995
4.50%,  01/15/29 ................. 849 839,216
2.20%,  05/01/30 ................. 510 444,647
1.70%,  01/15/31 ................. 860 710,695
7.50%,  04/01/31 ................. 680 764,424
5.00%,  09/15/34 ................. 2,335 2,266,254
6.90%,  04/15/38 ................. 249 274,908
5.40%,  07/15/40 ................. 403 389,255
5.00%,  04/15/42 ................. 395 358,899
5.15%,  08/01/43 ................. 506 463,685
3.88%,  10/15/46 ................. 590 442,563
4.45%,  02/01/47 ................. 857 704,209
4.65%,  01/15/48 ................. 608 510,328
5.40%,  01/15/49 ................. 530 498,715
3.95%,  01/15/50 ................. 817 612,618
5.50%,  09/15/54 ................. 2,065 1,937,430
5.65%,  09/15/64 ................. 1,050 983,702
Performance Food Group, Inc.
(d)
5.50%,  10/15/27 ................. 1,035 1,029,440
4.25%,  08/01/29 ................. 965 906,903
6.13%,  09/15/32 ................. 985 987,222
Safeway, Inc., 7.25%,  02/01/31 ......... 240 251,641
Sysco Corp.
3.30%,  07/15/26 ................. 878 860,924
3.25%,  07/15/27 ................. 1,063 1,027,171
5.75%,  01/17/29 ................. 780 803,571
2.40%,  02/15/30 ................. 255 226,187
5.95%,  04/01/30 ................. 1,165 1,211,462
2.45%,  12/14/31 ................. 565 476,931
6.00%,  01/17/34 ................. 410 429,630
5.38%,  09/21/35 ................. 285 284,133
6.60%,  04/01/40 ................. 345 373,400
4.85%,  10/01/45 ................. 615 538,359
4.50%,  04/01/46 ................. 420 348,082
4.45%,  03/15/48 ................. 575 471,762
3.30%,  02/15/50 ................. 710 474,816
6.60%,  04/01/50 ................. 1,122 1,217,233
3.15%,  12/14/51 ................. 430 275,692
Target Corp.
2.50%,  04/15/26 ................. 1,078 1,054,088
1.95%,  01/15/27 ................. 1,345 1,283,728
3.38%,  04/15/29 ................. 1,445 1,376,550
2.35%,  02/15/30 ................. 954 851,266
2.65%,  09/15/30
(e)
................ 722 647,197
4.50%,  09/15/32 ................. 885 857,211
6.35%,  11/01/32 ................. 182 198,357
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
4.40%,  01/15/33 ................. USD 705 $ 675,709
4.50%,  09/15/34 ................. 645 612,315
6.50%,  10/15/37 ................. 520 571,032
7.00%,  01/15/38 ................. 220 252,811
4.00%,  07/01/42 ................. 535 447,638
3.63%,  04/15/46 ................. 635 475,477
3.90%,  11/15/47 ................. 821 638,077
2.95%,  01/15/52 ................. 1,190 757,682
4.80%,  01/15/53
(e)
................ 1,145 1,020,809
Tesco plc, 6.15%,  11/15/37
(d)
.......... 538 540,727
United Natural Foods, Inc., 6.75%,  10/15/28
(d)
501 497,177
US Foods, Inc.
(d)
6.88%,  09/15/28 ................. 495 508,019
4.75%,  02/15/29 ................. 870 840,101
4.63%,  06/01/30 ................. 490 464,081
7.25%,  01/15/32 ................. 475 493,173
5.75%,  04/15/33 ................. 508 495,494
Walgreen Co., 4.40%,  09/15/42 ......... 260 174,000
Walgreens Boots Alliance, Inc.
3.45%,  06/01/26 ................. 1,397 1,360,572
8.13%,  08/15/29
(e)
................ 740 747,848
3.20%,  04/15/30 ................. 497 412,647
4.50%,  11/18/34 ................. 310 247,297
4.80%,  11/18/44
(e)
................ 795 595,944
4.65%,  06/01/46
(e)
................ 311 205,641
4.10%,  04/15/50 ................. 761 502,995
Walmart, Inc.
4.00%,  04/15/26 ................. 240 239,170
3.05%,  07/08/26 ................. 900 884,398
1.05%,  09/17/26 ................. 1,380 1,311,701
5.88%,  04/05/27
(e)
................ 130 134,639
3.95%,  09/09/27 ................. 1,498 1,485,738
3.90%,  04/15/28 ................. 720 709,222
3.70%,  06/26/28 ................. 1,420 1,389,683
1.50%,  09/22/28 ................. 1,135 1,024,407
3.25%,  07/08/29 ................. 1,145 1,089,197
2.38%,  09/24/29 ................. 857 783,492
7.55%,  02/15/30 ................. 640 728,481
4.00%,  04/15/30 ................. 530 519,224
1.80%,  09/22/31 ................. 1,720 1,444,747
4.15%,  09/09/32 ................. 1,060 1,023,765
4.10%,  04/15/33 ................. 1,460 1,393,913
5.25%,  09/01/35 ................. 1,446 1,488,840
6.50%,  08/15/37 ................. 620 703,491
6.20%,  04/15/38 ................. 710 786,362
3.95%,  06/28/38 ................. 915 819,694
5.63%,  04/01/40 ................. 620 646,984
5.00%,  10/25/40 ................. 340 333,205
5.63%,  04/15/41 ................. 665 690,783
2.50%,  09/22/41 ................. 1,105 762,501
4.00%,  04/11/43 ................. 325 275,096
4.30%,  04/22/44 ................. 225 197,389
3.63%,  12/15/47 ................. 510 390,635
4.05%,  06/29/48 ................. 1,714 1,405,141
2.95%,  09/24/49 ................. 685 457,444
2.65%,  09/22/51 ................. 1,608 991,054
4.50%,  09/09/52 ................. 1,020 891,310
4.50%,  04/15/53 ................. 1,505 1,312,710
113,646,763
Containers & Packaging — 0.2%
Amcor Finance USA, Inc.
3.63%,  04/28/26 ................. 743 731,864
4.50%,  05/15/28 ................. 527 519,206
5.63%,  05/26/33 ................. 740 750,689

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Amcor Flexibles North America, Inc.
2.63%,  06/19/30 ................. USD 781 $ 686,831
2.69%,  05/25/31 ................. 795 688,307
Amcor Group Finance plc, 5.45%,  05/23/29 . 60 60,683
AptarGroup, Inc., 3.60%,  03/15/32 ....... 130 116,434
ARD Finance SA, 6.50%, (6.50% Cash or
7.25% PIK), 06/30/27
(d)(i)
............ 819 46,482
Ardagh Metal Packaging Finance USA LLC
(d)
6.00%,  06/15/27 ................. 600 597,005
3.25%,  09/01/28 ................. 550 497,414
4.00%,  09/01/29 ................. 1,025 894,286
Ardagh Packaging Finance plc
(d)
4.13%,  08/15/26 ................. 1,188 1,042,689
5.25%,  08/15/27 ................. 1,725 945,037
Avery Dennison Corp.
4.88%,  12/06/28 ................. 565 564,067
2.65%,  04/30/30 ................. 450 400,823
2.25%,  02/15/32 ................. 690 565,956
5.75%,  03/15/33 ................. 460 471,427
Ball Corp.
4.88%,  03/15/26 ................. 255 254,538
6.88%,  03/15/28 ................. 740 759,490
6.00%,  06/15/29 ................. 985 995,477
2.88%,  08/15/30 ................. 1,281 1,109,251
3.13%,  09/15/31 ................. 840 721,790
Berry Global, Inc.
4.50%,  02/15/26
(d)
................ 301 298,547
4.88%,  07/15/26
(d)
................ 960 957,932
1.65%,  01/15/27 ................. 492 462,711
5.63%,  07/15/27
(d)
................ 490 490,586
5.50%,  04/15/28 ................. 530 535,764
5.80%,  06/15/31
(d)
................ 515 528,931
5.65%,  01/15/34
(d)
................ 900 909,420
Canpack SA, 3.88%,  11/15/29
(f)
......... 525 473,831
Cascades, Inc., 5.38%,  01/15/28
(d)
....... 425 416,189
CCL Industries, Inc.
(d)
3.25%,  10/01/26 ................. 30 29,252
3.05%,  06/01/30 ................. 875 789,554
Clydesdale Acquisition Holdings, Inc.
(d)
6.63%,  04/15/29 ................. 505 510,008
6.88%,  01/15/30 ................. 485 493,667
8.75%,  04/15/30
(e)
................ 1,095 1,115,814
Crown Americas LLC
4.75%,  02/01/26 ................. 799 796,658
4.25%,  09/30/26 ................. 387 381,608
5.25%,  04/01/30 ................. 495 484,584
Crown Cork & Seal Co., Inc., 7.38%,  12/15/26 335 346,201
Graham Packaging Co., Inc.,
7.13%,  08/15/28
(d)
............... 514 511,338
Graphic Packaging International LLC
(d)
1.51%,  04/15/26 ................. 255 243,925
4.75%,  07/15/27 ................. 300 294,530
3.50%,  03/15/28 ................. 438 412,965
3.50%,  03/01/29 ................. 340 313,542
3.75%,  02/01/30 ................. 390 356,017
6.38%,  07/15/32 ................. 495 499,531
Intelligent Packaging Ltd. Finco, Inc.,
6.00%,  09/15/28
(d)
............... 780 776,190
International Paper Co.
5.00%,  09/15/35 ................. 480 463,877
7.30%,  11/15/39 ................. 125 142,186
6.00%,  11/15/41 ................. 797 810,393
4.80%,  06/15/44 ................. 916 803,654
5.15%,  05/15/46 ................. 315 284,536
4.40%,  08/15/47 ................. 710 576,958
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
4.35%,  08/15/48 ................. USD 954 $ 768,540
Iris Holding, Inc., 10.00%,  12/15/28
(d)
..... 410 379,231
Klabin Austria GmbH
(e)(f)
5.75%,  04/03/29 ................. 600 594,737
3.20%,  01/12/31 ................. 600 510,160
7.00%,  04/03/49 ................. 650 653,278
LABL, Inc.
(d)
10.50%,  07/15/27 ................. 695 683,875
5.88%,  11/01/28 ................. 500 442,863
9.50%,  11/01/28 ................. 320 315,213
8.25%,  11/01/29
(e)
................ 455 387,235
8.63%,  10/01/31 ................. 940 847,450
Mauser Packaging Solutions Holding Co.
(d)
7.88%,  08/15/26
(e)
................ 150 151,220
7.88%,  04/15/27 ................. 2,610 2,661,518
9.25%,  04/15/27 ................. 1,315 1,339,982
OI European Group BV, 4.75%,  02/15/30
(d)
.. 405 368,515
Owens-Brockway Glass Container, Inc.
(d)
6.63%,  05/13/27 ................. 590 592,066
7.25%,  05/15/31
(e)
................ 680 662,994
7.38%,  06/01/32
(e)
................ 295 283,101
Packaging Corp. of America
3.40%,  12/15/27 ................. 714 688,399
3.00%,  12/15/29 ................. 663 605,753
5.70%,  12/01/33 ................. 270 275,617
4.05%,  12/15/49 ................. 695 530,923
3.05%,  10/01/51 ................. 435 275,653
Pactiv Evergreen Group Issuer LLC,
4.38%,  10/15/28
(d)
............... 500 501,553
Pactiv Evergreen Group Issuer, Inc.,
4.00%,  10/15/27
(d)
............... 955 957,258
Pactiv LLC, 8.38%,  04/15/27 .......... 165 173,744
Sealed Air Corp.
(d)
1.57%,  10/15/26 ................. 775 731,809
4.00%,  12/01/27 ................. 429 412,044
6.13%,  02/01/28 ................. 725 731,719
5.00%,  04/15/29 ................. 415 402,052
7.25%,  02/15/31 ................. 420 436,590
6.50%,  07/15/32 ................. 405 411,726
6.88%,  07/15/33 ................. 445 466,908
Silgan Holdings, Inc.
1.40%,  04/01/26
(d)
................ 531 508,200
4.13%,  02/01/28 ................. 550 528,701
Smurfit Kappa Treasury ULC
(d)
5.20%,  01/15/30 ................. 455 459,057
5.44%,  04/03/34 ................. 920 918,111
5.78%,  04/03/54 ................. 745 737,085
Smurfit Westrock Financing DAC,
5.42%,  01/15/35
(d)
............... 315 315,598
Sonoco Products Co.
4.45%,  09/01/26 ................. 255 253,406
2.25%,  02/01/27 ................. 785 745,356
4.60%,  09/01/29 ................. 190 185,822
3.13%,  05/01/30 ................. 930 839,168
2.85%,  02/01/32
(e)
................ 570 485,240
5.00%,  09/01/34
(e)
................ 720 682,535
5.75%,  11/01/40 ................. 40 39,562
Trident TPI Holdings, Inc., 12.75%,  12/31/28
(d)
575 634,967
TriMas Corp., 4.13%,  04/15/29
(d)
........ 395 365,713
Trivium Packaging Finance BV
(d)(k)
5.50%,  08/15/26 ................. 1,043 1,037,845
8.50%,  08/15/27 ................. 690 690,605
WestRock MWV LLC
8.20%,  01/15/30 ................. 542 614,939
7.95%,  02/15/31 ................. 215 243,004

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
WRKCo, Inc.
3.38%,  09/15/27 ................. USD 510 $ 491,853
4.00%,  03/15/28 ................. 755 734,937
3.90%,  06/01/28 ................. 530 513,125
4.90%,  03/15/29 ................. 823 820,196
4.20%,  06/01/32 ................. 497 464,185
3.00%,  06/15/33 ................. 509 429,331
62,912,912
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc.
(d)
4.00%,  01/15/28 ................. 690 665,395
3.88%,  11/15/29 ................. 410 378,962
BCPE Empire Holdings, Inc.,
7.63%,  05/01/27
(d)
............... 635 637,649
Dealer Tire LLC, 8.00%,  02/01/28
(d)
...... 495 492,182
Ferguson Finance plc
(d)
4.25%,  04/20/27 ................. 220 216,834
4.50%,  10/24/28 ................. 929 911,000
3.25%,  06/02/30 ................. 570 518,742
4.65%,  04/20/32 ................. 385 367,246
Gates Corp., 6.88%,  07/01/29
(d)
......... 505 516,891
Genuine Parts Co.
6.50%,  11/01/28 ................. 755 791,831
4.95%,  08/15/29 ................. 875 869,409
1.88%,  11/01/30 ................. 642 537,880
2.75%,  02/01/32 ................. 280 236,671
6.88%,  11/01/33 ................. 445 487,551
LKQ Corp.
5.75%,  06/15/28 ................. 720 732,917
6.25%,  06/15/33 ................. 455 467,313
Resideo Funding, Inc.
(d)
4.00%,  09/01/29
(e)
................ 295 271,854
6.50%,  07/15/32 ................. 577 582,920
Ritchie Bros Holdings, Inc.
(d)
6.75%,  03/15/28 ................. 500 512,165
7.75%,  03/15/31 ................. 788 829,578
Velocity Vehicle Group LLC, 8.00%,  06/01/29
(d)
485 505,448
Windsor Holdings III LLC, 8.50%,  06/15/30
(d)
. 795 842,085
12,372,523
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.,
5.50%,  03/01/28
(d)
............... 413 406,850
American University (The), Series 2019,
3.67%,  04/01/49 ................ 160 120,839
Belron UK Finance plc, 5.75%,  10/15/29
(d)
.. 1,105 1,096,909
Brown University, Series A, 2.92%,  09/01/50 . 95 62,913
California Institute of Technology
4.32%,  08/01/45 ................. 295 254,852
4.70%,  11/01/2111 ................ 103 83,856
3.65%,  09/01/2119 ................ 296 187,214
Carriage Services, Inc., 4.25%,  05/15/29
(d)
.. 408 373,909
Case Western Reserve University, Series 22-C,
5.41%,  06/01/2122 ............... 160 149,877
Champions Financing, Inc., 8.75%,  02/15/29
(d)
(e)
.......................... 600 573,101
Claremont Mckenna College,
3.78%,  01/01/2122 ............... 223 145,225
Cornell University, 4.84%,  06/15/34 ...... 440 433,988
Duke University
Series 2020, 2.68%,  10/01/44 ......... 430 306,021
Series 2020, 2.76%,  10/01/50 ......... 390 247,737
Series 2020, 2.83%,  10/01/55 ......... 424 263,957
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Emory University
Series 2020, 2.14%,  09/01/30 ......... USD 40 $ 35,016
Series 2020, 2.97%,  09/01/50 ......... 423 278,750
George Washington University (The)
Series 2014, 4.30%,  09/15/44 ......... 250 215,515
4.87%,  09/15/45 ................. 355 326,560
Series 2018, 4.13%,  09/15/48 ......... 672 549,307
Georgetown University (The)
Series B, 4.32%,  04/01/49 ........... 240 200,479
Series 20A, 2.94%,  04/01/50 ......... 187 120,152
Series A, 5.22%,  10/01/2118 .......... 250 220,345
Graham Holdings Co., 5.75%,  06/01/26
(d)
... 400 400,212
Grand Canyon University, 5.13%,  10/01/28 .. 385 364,072
Howard University, Series 22A,
5.21%,  10/01/52 ................ 160 138,930
Johns Hopkins University
Series A, 4.71%,  07/01/32 ........... 345 340,578
Series 2013, 4.08%,  07/01/53 ......... 295 239,474
Series A, 2.81%,  01/01/60 ........... 253 150,971
Leland Stanford Junior University (The)
1.29%,  06/01/27 ................. 281 261,321
3.65%,  05/01/48 ................. 420 323,978
2.41%,  06/01/50 ................. 445 263,801
Massachusetts Institute of Technology
3.96%,  07/01/38 ................. 205 183,439
Series F, 2.99%,  07/01/50 ........... 325 218,132
Series G, 2.29%,  07/01/51 ........... 451 257,495
3.07%,  04/01/52 ................. 472 318,277
5.60%,  07/01/2111 ................ 404 404,211
4.68%,  07/01/2114
(e)
............... 1,338 1,125,456
3.89%,  07/01/2116 ................ 143 99,902
Mavis Tire Express Services Topco Corp.,
6.50%,  05/15/29
(d)(e)
.............. 700 679,512
Northeastern University, Series 2020,
2.89%,  10/01/50 ................ 328 212,589
Northwestern University
4.64%,  12/01/44 ................. 578 531,938
Series 2020, 2.64%,  12/01/50 ......... 253 157,411
Series 2017, 3.66%,  12/01/57 ......... 369 270,958
President & Fellows of Harvard College
4.61%,  02/15/35 ................. 2,000 1,939,145
6.50%,  01/15/39
(d)
................ 165 185,794
4.88%,  10/15/40 ................. 15 14,386
3.15%,  07/15/46 ................. 571 409,856
2.52%,  10/15/50 ................. 516 311,715
3.75%,  11/15/52 ................. 45 34,379
3.30%,  07/15/56 ................. 616 422,852
Service Corp. International
7.50%,  04/01/27 ................. 155 160,123
4.63%,  12/15/27 ................. 525 516,049
5.13%,  06/01/29 ................. 730 714,590
3.38%,  08/15/30 ................. 825 732,891
4.00%,  05/15/31 ................. 795 717,145
5.75%,  10/15/32 ................. 795 780,915
Signal Parent, Inc., 6.13%,  04/01/29
(d)(e)
.... 307 194,296
Sotheby's
(d)
7.38%,  10/15/27 ................. 755 747,923
5.88%,  06/01/29 ................. 310 285,881
StoneMor, Inc., 8.50%,  05/15/29
(d)
....... 390 356,820
Thomas Jefferson University, 3.85%,  11/01/57 272 193,356
Trustees of Boston College, 3.13%,  07/01/52 330 224,485
Trustees of Boston University, Series CC,
4.06%,  10/01/48 ................ 292 236,852

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Trustees of Columbia University in the
City of New York (The), Series 2024,
4.36%,  10/01/35 ................ USD 135 $ 127,762
Trustees of Princeton University (The)
5.70%,  03/01/39 ................. 347 362,393
Series 2020, 2.52%,  07/01/50 ......... 408 252,450
4.20%,  03/01/52 ................. 220 184,244
Trustees of the University of Pennsylvania (The)
Series 2020, 2.40%,  10/01/50
(e)
........ 355 208,066
4.67%,  09/01/2112 ................ 25 20,829
3.61%,  02/15/2119
(e)
............... 255 166,512
University of Chicago (The)
Series 20B, 2.76%,  04/01/45 ......... 85 64,246
Series C, 2.55%,  04/01/50 ........... 276 180,955
3.00%,  10/01/52 ................. 20 13,793
4.00%,  10/01/53 ................. 155 123,681
University of Miami, Series 2022,
4.06%,  04/01/52 ................ 186 149,312
University of Notre Dame du Lac
Series 2015, 3.44%,  02/15/45 ......... 424 322,143
Series 2017, 3.39%,  02/15/48 ......... 400 296,649
University of Southern California
3.03%,  10/01/39 ................. 763 604,636
Series 2017, 3.84%,  10/01/47 ......... 483 383,424
2.81%,  10/01/50 ................. 415 263,267
Series 21A, 2.95%,  10/01/51 ......... 345 225,957
4.98%,  10/01/53 ................. 380 354,969
5.25%,  10/01/2111 ................ 255 237,052
Series A, 3.23%,  10/01/2120 .......... 193 111,099
Wand NewCo 3, Inc., 7.63%,  01/30/32
(d)
... 1,200 1,242,203
Washington University (The)
Series 2022, 3.52%,  04/15/54 ......... 510 371,153
4.35%,  04/15/2122 ................ 119 91,382
William Marsh Rice University
3.57%,  05/15/45 ................. 425 332,802
3.77%,  05/15/55 ................. 295 223,889
WW International, Inc., 4.50%,  04/15/29
(d)
.. 445 92,010
Yale University
Series 2020, 1.48%,  04/15/30 ......... 428 366,603
Series 2020, 2.40%,  04/15/50 ......... 558 330,325
30,479,288
Diversified REITs — 0.2%
American Assets Trust LP
3.38%,  02/01/31 ................. 595 519,228
6.15%,  10/01/34 ................. 485 480,890
Broadstone Net Lease LLC, 2.60%,  09/15/31 590 490,698
Champion MTN Ltd., 2.95%,  06/15/30
(f)
.... 400 338,911
Digital Realty Trust LP
3.70%,  08/15/27 ................. 1,045 1,017,017
5.55%,  01/15/28 ................. 940 955,318
4.45%,  07/15/28 ................. 723 711,263
3.60%,  07/01/29 ................. 914 865,203
Equinix Europe 2 Financing Corp. LLC,
5.50%,  06/15/34 ................ 490 490,574
Global Net Lease, Inc., 3.75%,  12/15/27
(d)
.. 490 455,272
GLP Capital LP
5.38%,  04/15/26 ................. 1,052 1,053,905
5.75%,  06/01/28 ................. 613 620,339
5.30%,  01/15/29 ................. 902 898,360
4.00%,  01/15/30 ................. 790 739,488
4.00%,  01/15/31 ................. 765 703,065
3.25%,  01/15/32 ................. 530 454,295
6.75%,  12/01/33 ................. 135 142,811
5.63%,  09/15/34 ................. 465 456,757
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
6.25%,  09/15/54 ................. USD 460 $ 455,566
Iron Mountain Information Management
Services, Inc., 5.00%,  07/15/32
(d)
...... 730 679,582
Necessity Retail REIT, Inc., 4.50%,  09/30/28
(d)
495 462,804
Prologis Targeted US Logistics Fund LP
(d)
5.25%,  04/01/29 ................. 470 474,545
5.50%,  04/01/34 ................. 415 414,224
5.25%,  01/15/35 ................. 305 298,247
Rayonier LP, 2.75%,  05/17/31 .......... 495 421,329
Safehold GL Holdings LLC
2.80%,  06/15/31 ................. 645 554,260
2.85%,  01/15/32 ................. 190 160,301
6.10%,  04/01/34 ................. 245 249,940
5.65%,  01/15/35 ................. 300 293,393
Simon Property Group LP
3.25%,  11/30/26 ................. 865 844,693
1.38%,  01/15/27 ................. 650 611,270
3.38%,  06/15/27 ................. 649 631,261
3.38%,  12/01/27 ................. 749 725,051
1.75%,  02/01/28 ................. 1,016 932,881
2.45%,  09/13/29 ................. 1,680 1,511,080
2.65%,  07/15/30 ................. 910 811,502
2.20%,  02/01/31 ................. 805 686,992
2.25%,  01/15/32 ................. 685 569,572
2.65%,  02/01/32 ................. 700 595,110
5.50%,  03/08/33 ................. 620 627,457
6.25%,  01/15/34 ................. 425 450,836
4.75%,  09/26/34 ................. 550 520,958
6.75%,  02/01/40 ................. 507 559,463
4.75%,  03/15/42 ................. 539 481,281
4.25%,  10/01/44 ................. 492 404,842
4.25%,  11/30/46
(e)
................ 575 469,704
3.25%,  09/13/49 ................. 1,510 1,010,581
3.80%,  07/15/50 ................. 860 630,783
5.85%,  03/08/53 ................. 560 563,846
6.65%,  01/15/54 ................. 295 327,443
Store Capital LLC
4.50%,  03/15/28 ................. 433 421,242
4.63%,  03/15/29 ................. 487 469,819
2.75%,  11/18/30 ................. 430 369,871
2.70%,  12/01/31 ................. 455 377,309
Trust Fibra Uno
5.25%,  01/30/26
(f)
................. 200 200,762
4.87%,  01/15/30
(f)
................. 1,000 913,571
7.70%,  01/23/32
(d)
................ 290 293,262
7.38%,  02/13/34
(e)(f)
............... 800 784,750
6.95%,  01/30/44
(f)
................. 400 341,512
6.39%,  01/15/50
(f)
................. 800 624,039
Uniti Group LP
(d)
10.50%,  02/15/28 ................. 2,789 2,982,184
4.75%,  04/15/28 ................. 575 545,825
6.50%,  02/15/29 ................. 1,095 999,121
6.00%,  01/15/30 ................. 690 606,236
VICI Properties LP
4.50%,  09/01/26
(d)
................ 615 608,888
4.25%,  12/01/26
(d)
................ 1,495 1,471,835
5.75%,  02/01/27
(d)
................ 888 896,591
3.75%,  02/15/27
(d)
................ 888 863,343
4.50%,  01/15/28
(d)
................ 715 701,166
4.75%,  02/15/28 ................. 805 799,520
3.88%,  02/15/29
(d)
................ 820 774,819
4.63%,  12/01/29
(d)
................ 949 912,949
4.95%,  02/15/30 ................. 1,155 1,135,396
4.13%,  08/15/30
(d)
................ 1,195 1,109,665
5.13%,  11/15/31 ................. 400 391,130

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
5.13%,  05/15/32 ................. USD 1,201 $ 1,167,508
5.75%,  04/01/34 ................. 85 85,348
5.63%,  05/15/52 ................. 990 915,063
6.13%,  04/01/54 ................. 200 197,821
Vornado Realty LP
2.15%,  06/01/26 ................. 395 377,557
3.40%,  06/01/31 ................. 345 296,183
WP Carey, Inc.
4.25%,  10/01/26 ................. 425 421,294
3.85%,  07/15/29 ................. 415 395,655
2.40%,  02/01/31 ................. 485 413,760
2.45%,  02/01/32 ................. 430 356,264
2.25%,  04/01/33 ................. 542 427,575
5.38%,  06/30/34 ................. 460 454,411
54,927,435
Diversified Telecommunication Services — 0.8%
Altice Financing SA
(d)
9.63%,  07/15/27 ................. 380 352,108
5.00%,  01/15/28 ................. 1,195 965,098
5.75%,  08/15/29
(e)
................ 2,023 1,576,448
Altice France SA
(d)
8.13%,  02/01/27 ................. 1,704 1,427,037
5.50%,  01/15/28 ................. 1,090 873,642
5.13%,  01/15/29 ................. 440 345,039
5.13%,  07/15/29 ................. 2,560 2,041,198
5.50%,  10/15/29 ................. 1,925 1,536,922
AT&T, Inc.
1.70%,  03/25/26 ................. 2,705 2,616,657
2.95%,  07/15/26 ................. 625 610,268
3.80%,  02/15/27 ................. 1,017 999,822
4.25%,  03/01/27 ................. 2,035 2,019,217
2.30%,  06/01/27 ................. 2,996 2,837,037
1.65%,  02/01/28 ................. 2,716 2,483,125
4.10%,  02/15/28 ................. 1,545 1,516,497
4.35%,  03/01/29 ................. 2,688 2,636,927
4.30%,  02/15/30 ................. 3,262 3,167,037
2.75%,  06/01/31 ................. 2,541 2,221,388
2.25%,  02/01/32 ................. 2,577 2,134,279
2.55%,  12/01/33 ................. 3,693 2,977,967
5.40%,  02/15/34 ................. 2,545 2,558,518
4.50%,  05/15/35 ................. 2,354 2,180,659
5.25%,  03/01/37 ................. 685 669,839
4.90%,  08/15/37 ................. 625 587,536
6.30%,  01/15/38 ................. 270 288,102
6.55%,  02/15/39 ................. 555 596,807
4.85%,  03/01/39 ................. 931 860,354
6.00%,  08/15/40 ................. 515 523,190
5.35%,  09/01/40 ................. 525 504,876
6.38%,  03/01/41 ................. 342 358,843
3.50%,  06/01/41 ................. 2,439 1,871,936
5.55%,  08/15/41 ................. 607 590,327
5.15%,  03/15/42 ................. 426 390,293
4.30%,  12/15/42 ................. 1,410 1,175,330
3.10%,  02/01/43 ................. 600 430,236
4.65%,  06/01/44 ................. 554 476,286
4.80%,  06/15/44 ................. 292 255,372
4.35%,  06/15/45 ................. 625 512,579
4.85%,  07/15/45 ................. 446 388,159
4.75%,  05/15/46 ................. 1,970 1,707,828
5.15%,  11/15/46 ................. 835 765,448
5.65%,  02/15/47 ................. 685 674,291
5.45%,  03/01/47 ................. 647 609,790
4.50%,  03/09/48 ................. 1,820 1,496,359
4.55%,  03/09/49 ................. 1,010 836,021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.15%,  02/15/50 ................. USD 646 $ 579,277
3.65%,  06/01/51 ................. 2,764 1,939,651
3.30%,  02/01/52 ................. 980 645,261
3.50%,  09/15/53 ................. 7,377 4,982,328
3.55%,  09/15/55 ................. 7,077 4,742,108
5.70%,  03/01/57 ................. 397 380,341
3.80%,  12/01/57 ................. 5,656 3,918,329
3.65%,  09/15/59 ................. 6,239 4,148,290
3.85%,  06/01/60 ................. 1,385 958,609
3.50%,  02/01/61 ................. 635 407,181
Bell Telephone Co. of Canada or Bell Canada
Series US-5, 2.15%,  02/15/32 ......... 830 675,250
5.10%,  05/11/33 ................. 930 904,417
5.20%,  02/15/34
(e)
................ 630 612,675
4.46%,  04/01/48 ................. 1,126 902,683
4.30%,  07/29/49 ................. 564 439,218
Series US-4, 3.65%,  03/17/51 ......... 601 413,912
Series US-6, 3.20%,  02/15/52 ......... 510 321,971
3.65%,  08/15/52 ................. 820 559,213
5.55%,  02/15/54 ................. 725 672,469
British Telecommunications plc
5.13%,  12/04/28 ................. 1,050 1,054,400
3.25%,  11/08/29
(d)
................ 1,140 1,051,813
9.63%,  12/15/30 ................. 1,932 2,343,144
4.25%,  11/08/49
(d)
................ 567 436,860
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.99%),
4.25%,  11/23/81
(d)(h)
.............. 500 486,415
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.49%),
4.88%,  11/23/81
(d)(h)
.............. 497 452,640
CCO Holdings LLC
5.50%,  05/01/26
(d)
................ 760 758,125
5.13%,  05/01/27
(d)
................ 3,195 3,135,791
5.00%,  02/01/28
(d)
................ 2,460 2,395,384
5.38%,  06/01/29
(d)
................ 1,480 1,431,062
6.38%,  09/01/29
(d)
................ 1,470 1,470,201
4.75%,  03/01/30
(d)
................ 2,995 2,773,871
4.50%,  08/15/30
(d)
................ 2,700 2,450,050
4.25%,  02/01/31
(d)
................ 2,878 2,553,887
7.38%,  03/01/31
(d)(e)
............... 1,087 1,112,752
4.75%,  02/01/32
(d)(e)
............... 1,240 1,103,315
4.50%,  05/01/32 ................. 2,880 2,501,282
4.50%,  06/01/33
(d)
................ 1,710 1,451,854
4.25%,  01/15/34
(d)
................ 2,018 1,648,456
Consolidated Communications, Inc.
(d)
5.00%,  10/01/28 ................. 385 364,708
6.50%,  10/01/28 ................. 740 723,325
Deutsche Telekom AG, 3.63%,  01/21/50
(d)
.. 1,225 874,512
Deutsche Telekom International Finance BV
3.60%,  01/19/27
(d)
................ 1,135 1,109,000
4.38%,  06/21/28
(d)
................ 1,145 1,125,480
8.75%,  06/15/30 ................. 2,990 3,476,106
9.25%,  06/01/32 ................. 554 683,769
4.75%,  06/21/38
(d)
................ 485 445,862
4.88%,  03/06/42
(d)
................ 905 818,523
Embarq LLC, 8.00%,  06/01/36 ......... 1,260 699,269
Frontier Communications Holdings LLC
5.88%,  10/15/27
(d)
................ 1,105 1,105,738
5.00%,  05/01/28
(d)
................ 1,556 1,539,965
6.75%,  05/01/29
(d)
................ 985 993,546
5.88%,  11/01/29 ................. 745 744,143
6.00%,  01/15/30
(d)
................ 960 961,869
8.75%,  05/15/30
(d)
................ 1,170 1,237,154
8.63%,  03/15/31
(d)
................ 720 769,586

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Florida LLC, Series E,
6.86%,  02/01/28 ................ USD 300 $ 307,713
Frontier North, Inc., Series G, 6.73%,  02/15/28 205 208,616
HKT Capital No. 4 Ltd., 3.00%,  07/14/26
(f)
... 800 778,960
HKT Capital No. 5 Ltd., 3.25%,  09/30/29
(f)
... 400 370,360
HKT Capital No. 6 Ltd., 3.00%,  01/18/32
(f)
... 600 517,478
IHS Holding Ltd.
(f)
6.25%,  11/29/28 ................. 600 568,000
7.88%,  05/29/30 ................. 400 392,827
8.25%,  11/29/31 ................. 600 588,799
Iliad Holding SASU
(d)
7.00%,  10/15/28 ................. 885 900,453
8.50%,  04/15/31 ................. 990 1,062,819
7.00%,  04/15/32 ................. 840 852,320
Intelsat Jackson Holdings SA,
6.50%,  03/15/30
(d)
............... 2,945 2,660,054
Koninklijke KPN NV, 8.38%,  10/01/30 ..... 270 310,885
KT Corp.
2.50%,  07/18/26
(d)
................ 550 531,618
1.38%,  01/21/27
(f)
................. 200 187,105
4.13%,  02/02/28
(f)
................. 400 391,841
Level 3 Financing, Inc.
(d)
4.25%,  07/01/28 ................. 430 383,435
3.63%,  01/15/29 ................. 160 123,239
10.50%,  04/15/29 ................. 660 740,845
4.88%,  06/15/29
(e)
................ 584 503,682
3.75%,  07/15/29
(e)
................ 450 342,989
11.00%,  11/15/29 ................. 1,520 1,721,827
4.50%,  04/01/30 ................. 720 594,503
10.50%,  05/15/30 ................. 884 970,412
3.88%,  10/15/30
(e)
................ 470 369,670
10.75%,  12/15/30 ................. 660 742,599
4.00%,  04/15/31 ................. 440 343,471
10.00%,  10/15/32
(e)
............... 342 341,596
Liquid Telecommunications Financing plc,
5.50%,  09/04/26
(f)
................ 600 521,766
Lumen Technologies, Inc.
5.13%,  12/15/26
(d)
................ —
(m)
330
4.50%,  01/15/29
(d)(e)
............... 330 275,638
4.13%,  04/15/29
(d)
................ 327 295,676
5.38%,  06/15/29
(d)(e)
............... 250 210,523
4.13%,  04/15/30
(d)(e)
............... 327 287,755
10.00%,  10/15/32
(d)
............... 435 433,832
Series P, 7.60%,  09/15/39 ........... 355 284,659
Series U, 7.65%,  03/15/42 ........... 295 235,225
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.39%), 3.98%
(f)(h)(j)
............... 400 389,858
Ooredoo International Finance Ltd.
3.75%,  06/22/26
(f)
................. 600 590,236
3.88%,  01/31/28
(d)
................ 400 387,746
2.63%,  04/08/31
(f)
................. 1,400 1,221,430
4.63%,  10/10/34
(f)
................. 200 190,881
4.50%,  01/31/43
(d)
................ 400 356,398
Optics Bidco SpA
(d)
Series 2033, 6.38%,  11/15/33
(e)
........ 495 491,311
Series 2034, 6.00%,  09/30/34 ......... 504 484,211
Series 2036, 7.20%,  07/18/36 ......... 494 505,336
Series 2038, 7.72%,  06/04/38 ......... 495 521,450
Orange SA
9.00%,  03/01/31 ................. 1,931 2,304,698
5.38%,  01/13/42 ................. 965 916,046
5.50%,  02/06/44 ................. 694 671,442
PT Tower Bersama Infrastructure Tbk.,
2.80%,  05/02/27
(f)
................ 200 189,428
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Sable International Finance Ltd.,
7.13%,  10/15/32
(e)(f)
............... USD 1,000 $ 977,071
Saudi Telecom Co., 3.89%,  05/13/29
(f)
..... 1,200 1,152,289
SES GLOBAL Americas Holdings, Inc.,
5.30%,  03/25/44
(d)
............... 544 388,315
Singapore Telecommunications Ltd.,
7.38%,  12/01/31
(d)
............... 150 171,535
SingTel Group Treasury Pte. Ltd.
(f)
3.88%,  08/28/28 ................. 800 778,887
2.38%,  08/28/29 ................. 1,200 1,086,030
1.88%,  06/10/30 ................. 1,000 865,167
Sitios Latinoamerica SAB de CV
(f)
6.00%,  11/25/29
(e)
................ 1,000 1,001,090
5.38%,  04/04/32 ................. 1,045 982,394
SK Broadband Co. Ltd., 4.88%,  06/28/28
(f)
.. 400 397,366
Sprint Capital Corp.
6.88%,  11/15/28 ................. 2,950 3,133,262
8.75%,  03/15/32 ................. 2,095 2,504,256
Telecom Argentina SA, 9.50%,  07/18/31
(f)
... 850 882,990
Telecom Italia Capital SA
6.38%,  11/15/33 ................. 506 499,023
6.00%,  09/30/34 ................. 491 468,129
7.20%,  07/18/36 ................. 496 497,624
7.72%,  06/04/38 ................. 483 499,257
Telefonica Emisiones SA
4.10%,  03/08/27 ................. 1,218 1,200,909
7.05%,  06/20/36 ................. 1,971 2,163,583
4.67%,  03/06/38 ................. 416 370,007
5.21%,  03/08/47 ................. 2,421 2,146,032
4.90%,  03/06/48 ................. 1,336 1,123,707
5.52%,  03/01/49 ................. 1,203 1,101,538
Telesat Canada
(d)
5.63%,  12/06/26
(e)
................ 380 225,582
4.88%,  06/01/27
(e)
................ 225 130,800
6.50%,  10/15/27 ................. 235 105,381
TELUS Corp.
2.80%,  02/16/27 ................. 770 739,836
3.70%,  09/15/27 ................. 745 724,398
3.40%,  05/13/32 ................. 815 720,346
4.60%,  11/16/48 ................. 695 564,633
4.30%,  06/15/49 ................. 543 417,750
Total Play Telecomunicaciones SA de CV,
6.38%,  09/20/28
(f)
................ 600 433,382
Total Ply Telcom Sapi, 11.13%,  12/31/32 ... 270 270,000
Turk Telekomunikasyon A/S, 7.38%,  05/20/29
(f)
400 406,768
Verizon Communications, Inc.
2.63%,  08/15/26 ................. 1,691 1,642,273
4.13%,  03/16/27 ................. 2,712 2,684,148
3.00%,  03/22/27 ................. 1,130 1,092,651
2.10%,  03/22/28 ................. 2,647 2,442,766
4.33%,  09/21/28 ................. 4,107 4,050,806
3.88%,  02/08/29 ................. 1,475 1,424,625
4.02%,  12/03/29 ................. 3,808 3,663,535
3.15%,  03/22/30 ................. 1,862 1,709,367
1.50%,  09/18/30 ................. 1,605 1,337,158
1.68%,  10/30/30 ................. 1,686 1,405,004
7.75%,  12/01/30 ................. 845 957,505
1.75%,  01/20/31 ................. 2,090 1,730,836
2.55%,  03/21/31 ................. 3,413 2,955,560
2.36%,  03/15/32 ................. 4,567 3,800,996
5.05%,  05/09/33 ................. 705 696,932
4.50%,  08/10/33 ................. 2,068 1,954,983
6.40%,  09/15/33 ................. 440 472,825
4.40%,  11/01/34 ................. 2,189 2,033,303
4.78%,  02/15/35
(d)
................ 490 467,509

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.85%,  09/15/35 ................. USD 465 $ 478,054
4.27%,  01/15/36 ................. 895 806,363
5.25%,  03/16/37 ................. 1,510 1,480,975
4.81%,  03/15/39 ................. 1,463 1,343,482
2.65%,  11/20/40 ................. 2,935 2,014,265
3.40%,  03/22/41 ................. 3,700 2,812,314
2.85%,  09/03/41 ................. 995 690,133
4.75%,  11/01/41 ................. 554 495,771
3.85%,  11/01/42 ................. 795 626,880
6.55%,  09/15/43 ................. 809 883,651
4.13%,  08/15/46 ................. 928 735,045
4.86%,  08/21/46 ................. 2,372 2,113,607
5.50%,  03/16/47 ................. 560 542,162
4.52%,  09/15/48 ................. 1,024 854,800
5.01%,  04/15/49 ................. 365 334,897
4.00%,  03/22/50 ................. 1,355 1,026,683
2.88%,  11/20/50 ................. 2,818 1,719,756
3.55%,  03/22/51 ................. 4,435 3,120,828
3.88%,  03/01/52 ................. 1,010 745,587
5.50%,  02/23/54 ................. 675 646,412
5.01%,  08/21/54 ................. 605 532,016
4.67%,  03/15/55 ................. 842 701,124
2.99%,  10/30/56 ................. 3,675 2,177,705
3.00%,  11/20/60 ................. 1,905 1,101,151
3.70%,  03/22/61 ................. 3,083 2,084,103
Virgin Media Finance plc, 5.00%,  07/15/30
(d)(e)
910 792,454
Virgin Media Secured Finance plc
(d)
5.50%,  05/15/29 ................. 1,381 1,322,303
4.50%,  08/15/30 ................. 885 784,893
Windstream Services LLC, 8.25%,  10/01/31
(d)
2,170 2,246,889
Zayo Group Holdings, Inc.
(d)
4.00%,  03/01/27 ................. 1,495 1,411,819
6.13%,  03/01/28 ................. 1,120 993,673
265,979,637
Electric Utilities — 1.8%
Acwa Power Management & Investments One
Ltd., 5.95%,  12/15/39
(f)
............. 377 369,243
Adani Electricity Mumbai Ltd.
(f)
3.95%,  02/12/30 ................. 800 664,026
3.87%,  07/22/31 ................. 400 316,757
Adani Transmission Step-One Ltd.
(f)
4.00%,  08/03/26 ................. 600 573,227
4.25%,  05/21/36 ................. 218 175,382
AEP Texas, Inc.
3.95%,  06/01/28 ................. 95 91,993
5.45%,  05/15/29 ................. 655 665,406
Series I, 2.10%,  07/01/30 ............ 600 515,033
4.70%,  05/15/32 ................. 290 277,501
5.40%,  06/01/33 ................. 345 341,682
5.70%,  05/15/34 ................. 445 446,439
3.80%,  10/01/47 ................. 430 309,547
Series G, 4.15%,  05/01/49 ........... 310 234,264
Series H, 3.45%,  01/15/50 ........... 512 342,108
3.45%,  05/15/51 ................. 565 374,952
5.25%,  05/15/52 ................. 320 287,660
AEP Transmission Co. LLC
3.10%,  12/01/26 ................. 480 467,124
5.15%,  04/01/34 ................. 490 482,486
4.00%,  12/01/46 ................. 220 172,362
3.75%,  12/01/47 ................. 642 477,355
4.25%,  09/15/48 ................. 470 373,482
3.80%,  06/15/49 ................. 285 210,505
3.15%,  09/15/49 ................. 345 226,305
Series M, 3.65%,  04/01/50 ........... 625 451,163
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series N, 2.75%,  08/15/51
(e)
.......... USD 210 $ 126,048
Series O, 4.50%,  06/15/52 ........... 610 504,558
5.40%,  03/15/53 ................. 581 552,579
AES Panama Generation Holdings SRL,
4.38%,  05/31/30
(f)
................ 1,327 1,160,636
Alabama Power Co.
3.75%,  09/01/27 ................. 310 303,809
Series 20-A, 1.45%,  09/15/30 ......... 630 524,213
3.05%,  03/15/32 ................. 280 245,852
3.94%,  09/01/32 ................. 620 574,985
5.85%,  11/15/33 ................. 460 476,980
6.13%,  05/15/38 ................. 255 268,877
6.00%,  03/01/39 ................. 310 322,697
3.85%,  12/01/42 ................. 154 122,098
4.15%,  08/15/44 ................. 479 392,462
3.75%,  03/01/45 ................. 848 649,833
4.30%,  01/02/46 ................. 445 367,906
Series B, 3.70%,  12/01/47 ........... 542 402,720
Series A, 4.30%,  07/15/48 ........... 578 472,917
3.45%,  10/01/49 ................. 558 389,324
3.13%,  07/15/51 ................. 785 511,116
3.00%,  03/15/52 ................. 408 258,715
Alfa Desarrollo SpA, 4.55%,  09/27/51
(f)
.... 1,041 770,892
Alliant Energy Finance LLC
(d)
5.40%,  06/06/27 ................. 565 569,001
4.25%,  06/15/28 ................. 423 411,123
5.95%,  03/30/29 ................. 570 583,878
3.60%,  03/01/32 ................. 420 374,392
Alpha Generation LLC, 6.75%,  10/15/32
(d)
.. 982 992,341
American Electric Power Co., Inc.
5.75%,  11/01/27 ................. 920 942,764
3.20%,  11/13/27 ................. 620 595,305
Series J, 4.30%,  12/01/28 ........... 845 826,880
5.20%,  01/15/29 ................. 1,160 1,167,356
2.30%,  03/01/30 ................. 769 670,919
5.95%,  11/01/32 ................. 565 582,769
5.63%,  03/01/33 ................. 639 644,972
3.25%,  03/01/50 ................. 405 258,005
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.68%),
6.95%,  12/15/54
(h)
............... 630 642,368
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
7.05%,  12/15/54
(e)(h)
.............. 125 128,428
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.68%),
3.88%,  02/15/62
(h)
............... 704 669,680
American Transmission Systems, Inc.
(d)
2.65%,  01/15/32 ................. 580 492,700
5.00%,  09/01/44 ................. 475 431,547
Appalachian Power Co.
Series X, 3.30%,  06/01/27 ........... 230 222,617
Series AA, 2.70%,  04/01/31 .......... 280 243,779
Series BB, 4.50%,  08/01/32 .......... 655 618,810
5.65%,  04/01/34 ................. 460 460,837
7.00%,  04/01/38 ................. 545 599,077
4.40%,  05/15/44 ................. 350 283,350
4.45%,  06/01/45 ................. 265 214,795
Series Y, 4.50%,  03/01/49 ........... 505 403,697
Series Z, 3.70%,  05/01/50 ........... 575 397,421
Arizona Public Service Co.
2.95%,  09/15/27 ................. 475 453,328
2.60%,  08/15/29 ................. 654 592,077
2.20%,  12/15/31 ................. 500 412,967
6.35%,  12/15/32 ................. 430 453,939

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.55%,  08/01/33 ................. USD 565 $ 564,940
5.70%,  08/15/34 ................. 500 503,790
5.05%,  09/01/41 ................. 282 255,828
4.50%,  04/01/42 ................. 331 280,028
4.35%,  11/15/45 ................. 523 423,448
3.75%,  05/15/46 ................. 320 236,274
4.20%,  08/15/48 ................. 322 249,312
4.25%,  03/01/49 ................. 310 241,959
3.50%,  12/01/49 ................. 448 305,386
3.35%,  05/15/50 ................. 645 430,765
2.65%,  09/15/50 ................. 615 355,829
Atlantic City Electric Co.
4.00%,  10/15/28 ................. 298 289,855
2.30%,  03/15/31 ................. 535 457,043
Atlantica Transmision Sur SA,
6.88%,  04/30/43
(f)
................ 362 382,518
Ausgrid Finance Pty. Ltd., 4.35%,  08/01/28
(d)
. 480 467,920
Avangrid, Inc., 3.80%,  06/01/29 ......... 512 486,357
Baltimore Gas & Electric Co.
2.40%,  08/15/26 ................. 70 67,840
2.25%,  06/15/31 ................. 528 450,521
5.30%,  06/01/34 ................. 250 249,354
6.35%,  10/01/36 ................. 290 310,424
3.50%,  08/15/46 ................. 530 382,388
3.75%,  08/15/47 ................. 413 307,082
4.25%,  09/15/48 ................. 555 440,904
3.20%,  09/15/49 ................. 386 253,736
2.90%,  06/15/50 ................. 575 355,950
4.55%,  06/01/52 ................. 540 447,231
5.40%,  06/01/53 ................. 695 656,165
5.65%,  06/01/54 ................. 385 374,408
Buffalo Energy Mexico Holdings,
7.88%,  02/15/39
(e)(f)
............... 600 609,269
California Buyer Ltd., 6.38%,  02/15/32
(d)
.... 745 733,217
Castle Peak Power Finance Co. Ltd.
(f)
3.25%,  07/25/27 ................. 400 388,159
2.20%,  06/22/30 ................. 200 174,135
2.13%,  03/03/31 ................. 400 339,132
Celeo Redes Operacion Chile SA,
5.20%,  06/22/47
(d)
............... 5 4,103
CenterPoint Energy Houston Electric LLC
Series Z, 2.40%,  09/01/26 ........... 123 118,896
Series AA, 3.00%,  02/01/27 .......... 215 208,569
5.20%,  10/01/28 ................. 380 385,545
Series AE, 2.35%,  04/01/31 .......... 553 473,350
Series AG, 3.00%,  03/01/32 .......... 850 741,715
4.45%,  10/01/32 ................. 330 314,658
Series K2, 6.95%,  03/15/33 .......... 38 41,977
4.95%,  04/01/33 ................. 775 757,489
5.15%,  03/01/34 ................. 250 247,023
5.05%,  03/01/35 ................. 155 151,532
3.55%,  08/01/42 ................. 525 405,437
4.50%,  04/01/44 ................. 440 379,375
3.95%,  03/01/48 ................. 438 335,686
Series AC, 4.25%,  02/01/49 .......... 830 666,122
Series AD, 2.90%,  07/01/50 .......... 388 241,669
Series AF, 3.35%,  04/01/51 .......... 555 379,357
Series AH, 3.60%,  03/01/52 .......... 325 232,119
Series AJ, 4.85%,  10/01/52 .......... 515 451,067
5.30%,  04/01/53 ................. 145 135,874
Centrais Eletricas Brasileiras SA,
6.50%,  01/11/35
(e)(f)
............... 800 756,958
Central International Development BVI Ltd.,
5.10%,  08/19/27
(f)
................ 400 401,263
Chile Electricity PEC SpA, 0.00%,  01/25/28
(f)(l)
391 328,256
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
(f)
(3-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.78%),
5.30%
(h)(j)
..................... USD 400 $ 404,048
3.00%,  12/10/29 ................. 1,000 925,946
2.70%,  01/20/31 ................. 200 178,143
China Southern Power Grid International
Finance BVI 2018 Co. Ltd.,
4.25%,  09/18/28
(f)
................ 800 788,097
China Southern Power Grid International
Finance BVI Co. Ltd., 3.50%,  05/08/27
(f)
.. 400 391,157
Cleco Corporate Holdings LLC
(k)
3.74%,  05/01/26 ................. 136 133,458
4.97%,  05/01/46 ................. 325 272,125
Cleveland Electric Illuminating Co. (The)
3.50%,  04/01/28
(d)
................ 505 481,871
4.55%,  11/15/30
(d)
................ 445 429,347
5.95%,  12/15/36 ................. 430 435,706
CLP Power Hong Kong Financing Ltd.
(f)
3.38%,  10/26/27 ................. 800 776,242
2.13%,  06/30/30 ................. 600 521,724
2.25%,  07/21/31 ................. 200 170,251
Commonwealth Edison Co.
2.55%,  06/15/26 ................. 707 688,714
Series 122, 2.95%,  08/15/27 .......... 790 759,129
3.70%,  08/15/28 ................. 850 823,193
2.20%,  03/01/30 ................. 572 503,104
Series 132, 3.15%,  03/15/32 .......... 315 278,090
4.90%,  02/01/33 ................. 80 78,443
5.30%,  06/01/34 ................. 200 200,469
5.90%,  03/15/36 ................. 482 499,911
6.45%,  01/15/38 ................. 363 392,052
3.80%,  10/01/42 ................. 155 122,341
4.60%,  08/15/43 ................. 420 366,308
4.70%,  01/15/44 ................. 301 265,069
3.70%,  03/01/45 ................. 347 264,092
4.35%,  11/15/45 ................. 466 389,047
3.65%,  06/15/46 ................. 610 455,226
Series 123, 3.75%,  08/15/47 .......... 683 508,525
4.00%,  03/01/48 ................. 690 534,358
4.00%,  03/01/49 ................. 478 367,168
Series 127, 3.20%,  11/15/49 .......... 439 288,306
3.00%,  03/01/50 ................. 372 236,691
Series 130, 3.13%,  03/15/51 .......... 495 319,706
Series 131, 2.75%,  09/01/51 .......... 655 388,726
Series 133, 3.85%,  03/15/52 .......... 310 228,349
5.30%,  02/01/53 ................. 370 346,124
5.65%,  06/01/54 ................. 255 249,756
Connecticut Light & Power Co. (The)
Series A, 3.20%,  03/15/27 ........... 273 265,584
4.65%,  01/01/29 ................. 505 503,856
4.95%,  01/15/30 ................. 375 375,957
Series A, 2.05%,  07/01/31 ........... 510 427,610
4.90%,  07/01/33 ................. 335 326,871
4.95%,  08/15/34 ................. 660 645,151
4.30%,  04/15/44 ................. 510 426,857
Series A, 4.15%,  06/01/45 ........... 425 345,512
4.00%,  04/01/48 ................. 697 545,158
5.25%,  01/15/53 ................. 531 498,077
Consorcio Transmantaro SA
(f)
4.70%,  04/16/34
(e)
................ 800 739,981
5.20%,  04/11/38 ................. 400 366,121
Continuum Green Energy India Pvt,
7.50%,  06/26/33
(f)
................ 586 604,199

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
ContourGlobal Power Holdings SA,
6.75%,  02/28/30
(d)
............... USD 305 $ 305,180
Dayton Power & Light Co. (The),
3.95%,  06/15/49 ................ 501 368,527
Diamond II Ltd., 7.95%,  07/28/26
(f)
....... 400 406,345
Dominion Energy South Carolina, Inc.
Series A, 2.30%,  12/01/31 ........... 365 307,221
6.63%,  02/01/32 ................. 276 299,513
5.30%,  05/15/33 ................. 420 419,889
Series 2025, 5.30%,  01/15/35 ......... 180 179,768
6.05%,  01/15/38 ................. 179 186,783
5.45%,  02/01/41 ................. 435 422,560
4.60%,  06/15/43 ................. 319 277,604
6.25%,  10/15/53 ................. 455 485,709
5.10%,  06/01/65 ................. 430 378,548
DPL, Inc., 4.35%,  04/15/29 ........... 385 359,606
DTE Electric Co.
4.85%,  12/01/26 ................. 425 428,036
Series A, 1.90%,  04/01/28 ........... 895 822,166
2.25%,  03/01/30 ................. 461 407,307
Series C, 2.63%,  03/01/31 ........... 373 327,656
Series A, 3.00%,  03/01/32 ........... 650 571,559
5.20%,  04/01/33 ................. 630 629,531
5.20%,  03/01/34 ................. 555 552,581
Series A, 4.00%,  04/01/43 ........... 191 155,437
4.30%,  07/01/44 ................. 325 272,022
3.70%,  03/15/45 ................. 710 545,410
3.70%,  06/01/46 ................. 301 228,003
3.75%,  08/15/47 ................. 410 310,614
Series A, 4.05%,  05/15/48 ........... 633 505,562
3.95%,  03/01/49 ................. 642 499,367
2.95%,  03/01/50 ................. 712 461,250
Series B, 3.25%,  04/01/51 ........... 595 403,741
Series B, 3.65%,  03/01/52 ........... 433 315,267
5.40%,  04/01/53 ................. 630 610,033
Duke Energy Carolinas LLC
2.95%,  12/01/26 ................. 693 674,566
3.95%,  11/15/28 ................. 755 735,719
Series A, 6.00%,  12/01/28 ........... 305 317,288
2.45%,  08/15/29 ................. 690 623,393
2.45%,  02/01/30 ................. 660 590,010
4.85%,  03/15/30 ................. 185 185,335
2.55%,  04/15/31 ................. 465 404,203
2.85%,  03/15/32 ................. 705 610,456
6.45%,  10/15/32 ................. 445 480,268
4.95%,  01/15/33 ................. 1,060 1,043,224
4.85%,  01/15/34 ................. 660 639,728
5.25%,  03/15/35 ................. 400 397,767
6.10%,  06/01/37 ................. 244 254,119
6.00%,  01/15/38 ................. 320 333,390
6.05%,  04/15/38 ................. 557 584,716
5.30%,  02/15/40 ................. 783 766,180
4.25%,  12/15/41 ................. 367 311,383
4.00%,  09/30/42 ................. 700 568,015
3.75%,  06/01/45 ................. 576 441,466
3.88%,  03/15/46 ................. 493 381,727
3.70%,  12/01/47 ................. 768 570,210
3.95%,  03/15/48 ................. 660 505,544
3.20%,  08/15/49 ................. 715 476,504
3.45%,  04/15/51 ................. 540 370,601
3.55%,  03/15/52 ................. 513 358,626
5.35%,  01/15/53 ................. 760 717,435
5.40%,  01/15/54 ................. 1,078 1,023,687
Duke Energy Corp.
2.65%,  09/01/26 ................. 965 936,200
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.85%,  01/05/27 ................. USD 630 $ 632,761
3.15%,  08/15/27 ................. 940 904,416
5.00%,  12/08/27 ................. 618 622,904
4.30%,  03/15/28 ................. 870 858,623
4.85%,  01/05/29 ................. 985 983,412
3.40%,  06/15/29 ................. 220 206,592
2.45%,  06/01/30 ................. 912 802,030
2.55%,  06/15/31 ................. 850 730,978
4.50%,  08/15/32 ................. 990 941,453
5.75%,  09/15/33 ................. 685 702,396
5.45%,  06/15/34 ................. 665 663,585
3.30%,  06/15/41 ................. 683 502,122
4.80%,  12/15/45 ................. 771 663,826
3.75%,  09/01/46 ................. 1,566 1,148,794
3.95%,  08/15/47 ................. 666 496,115
4.20%,  06/15/49 ................. 588 452,317
3.50%,  06/15/51 ................. 778 522,705
5.00%,  08/15/52 ................. 910 787,434
6.10%,  09/15/53 ................. 760 763,637
5.80%,  06/15/54 ................. 850 821,360
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
6.45%,  09/01/54
(h)
............... 690 694,200
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.32%),
3.25%,  01/15/82
(h)
............... 550 518,173
Duke Energy Florida LLC
3.20%,  01/15/27 ................. 740 721,679
3.80%,  07/15/28 ................. 558 542,459
2.50%,  12/01/29 ................. 970 875,444
1.75%,  06/15/30 ................. 742 631,793
2.40%,  12/15/31 ................. 790 670,648
5.88%,  11/15/33 ................. 755 784,639
6.35%,  09/15/37 ................. 703 750,366
6.40%,  06/15/38 ................. 841 908,984
5.65%,  04/01/40 ................. 410 413,034
3.85%,  11/15/42 ................. 410 322,368
3.40%,  10/01/46 ................. 695 493,924
4.20%,  07/15/48 ................. 448 358,239
3.00%,  12/15/51 ................. 645 402,388
5.95%,  11/15/52 ................. 414 419,828
6.20%,  11/15/53 ................. 540 564,711
Duke Energy Florida Project Finance LLC,
Series 2035, 3.11%,  09/01/36
(e)
....... 125 104,261
Duke Energy Indiana LLC
5.25%,  03/01/34 ................. 355 354,768
6.12%,  10/15/35 ................. 86 90,642
6.35%,  08/15/38 ................. 375 402,528
6.45%,  04/01/39 ................. 255 275,106
4.90%,  07/15/43 ................. 328 296,003
3.75%,  05/15/46 ................. 709 529,439
Series YYY, 3.25%,  10/01/49 ......... 606 404,358
2.75%,  04/01/50 ................. 810 489,862
5.40%,  04/01/53 ................. 430 403,587
Duke Energy Ohio, Inc.
3.65%,  02/01/29 ................. 708 678,866
2.13%,  06/01/30 ................. 563 488,182
5.25%,  04/01/33 ................. 530 530,092
3.70%,  06/15/46 ................. 235 174,421
4.30%,  02/01/49 ................. 530 422,650
5.65%,  04/01/53 ................. 415 402,903
5.55%,  03/15/54 ................. 360 346,098
Duke Energy Progress LLC
3.70%,  09/01/28 ................. 185 178,900
3.45%,  03/15/29 ................. 625 594,251

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.00%,  08/15/31 ................. USD 350 $ 292,328
3.40%,  04/01/32 ................. 420 376,948
5.25%,  03/15/33 ................. 580 580,069
5.10%,  03/15/34 ................. 510 505,056
6.30%,  04/01/38 ................. 265 281,274
4.10%,  05/15/42 ................. 238 194,568
4.10%,  03/15/43 ................. 290 235,065
4.38%,  03/30/44 ................. 271 227,507
4.15%,  12/01/44 ................. 485 392,686
4.20%,  08/15/45 ................. 389 314,677
3.70%,  10/15/46 ................. 568 424,003
3.60%,  09/15/47 ................. 417 301,107
2.50%,  08/15/50 ................. 747 428,821
2.90%,  08/15/51 ................. 295 181,481
4.00%,  04/01/52 ................. 355 269,852
5.35%,  03/15/53 ................. 650 610,483
Duquesne Light Holdings, Inc.
(d)
3.62%,  08/01/27 ................. 523 504,637
2.53%,  10/01/30 ................. 560 485,479
2.78%,  01/07/32 ................. 135 112,752
Edison International
5.75%,  06/15/27
(e)
................ 712 694,120
4.13%,  03/15/28 ................. 560 520,192
5.25%,  11/15/28 ................. 315 298,062
5.45%,  06/15/29
(e)
................ 520 491,719
6.95%,  11/15/29
(e)
................ 335 334,402
5.25%,  03/15/32
(e)
................ 275 250,028
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.13%,  06/15/53
(e)(h)
.............. 505 480,156
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.66%),
7.88%,  06/15/54
(e)(h)
.............. 447 418,263
El Paso Electric Co.
6.00%,  05/15/35 ................. 370 371,243
5.00%,  12/01/44 ................. 317 270,714
Emera US Finance LP
3.55%,  06/15/26 ................. 840 824,586
2.64%,  06/15/31 ................. 385 329,130
4.75%,  06/15/46 ................. 1,032 856,089
Enel Americas SA, 4.00%,  10/25/26 ...... 602 593,764
Enel Chile SA, 4.88%,  06/12/28 ......... 1,116 1,109,457
Enel Finance America LLC, 2.88%,  07/12/41
(d)
945 641,042
Enel Finance International NV
(d)
1.63%,  07/12/26 ................. 1,263 1,206,923
3.63%,  05/25/27 ................. 820 797,510
4.63%,  06/15/27 ................. 1,230 1,221,850
3.50%,  04/06/28 ................. 1,555 1,488,227
2.13%,  07/12/28 ................. 1,040 945,916
4.88%,  06/14/29 ................. 1,185 1,183,788
5.13%,  06/26/29 ................. 815 814,986
2.50%,  07/12/31 ................. 1,335 1,126,824
5.00%,  06/15/32 ................. 1,190 1,156,417
7.50%,  10/14/32 ................. 1,115 1,243,153
5.50%,  06/26/34 ................. 830 820,565
6.80%,  09/15/37 ................. 815 878,592
6.00%,  10/07/39 ................. 1,245 1,252,372
4.75%,  05/25/47 ................. 1,236 1,055,140
5.50%,  06/15/52 ................. 915 842,171
7.75%,  10/14/52 ................. 750 882,717
EnfraGen Energia Sur SA, 5.38%,  12/30/30
(d)
600 520,425
Engie Energia Chile SA
(f)
3.40%,  01/28/30 ................. 400 358,383
6.38%,  04/17/34 ................. 600 607,338
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Entergy Arkansas LLC
3.50%,  04/01/26 ................. USD 404 $ 399,498
4.00%,  06/01/28 ................. 485 473,991
5.15%,  01/15/33 ................. 290 289,787
5.30%,  09/15/33 ................. 330 333,761
5.45%,  06/01/34 ................. 400 404,461
4.20%,  04/01/49 ................. 585 463,346
2.65%,  06/15/51 ................. 767 450,523
3.35%,  06/15/52 ................. 530 353,165
5.75%,  06/01/54 ................. 400 394,099
Entergy Corp.
2.95%,  09/01/26 ................. 733 712,795
1.90%,  06/15/28 ................. 785 711,318
2.80%,  06/15/30 ................. 592 528,044
2.40%,  06/15/31 ................. 865 732,863
3.75%,  06/15/50 ................. 435 308,443
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.67%),
7.13%,  12/01/54
(h)
............... 845 865,012
Entergy Louisiana LLC
2.40%,  10/01/26 ................. 530 511,410
3.12%,  09/01/27 ................. 400 384,950
3.25%,  04/01/28 ................. 608 580,499
1.60%,  12/15/30 ................. 335 277,477
3.05%,  06/01/31 ................. 628 561,631
2.35%,  06/15/32 ................. 1,095 913,351
4.00%,  03/15/33 ................. 662 606,897
5.35%,  03/15/34 ................. 415 414,336
5.15%,  09/15/34 ................. 630 617,388
3.10%,  06/15/41 ................. 360 258,728
4.95%,  01/15/45 ................. 885 774,680
4.20%,  09/01/48 ................. 956 755,451
4.20%,  04/01/50 ................. 670 525,945
2.90%,  03/15/51 ................. 749 460,193
4.75%,  09/15/52 ................. 625 537,737
5.70%,  03/15/54 ................. 580 568,424
5.80%,  03/15/55 ................. 325 321,786
Entergy Mississippi LLC
2.85%,  06/01/28 ................. 470 442,288
5.00%,  09/01/33 ................. 200 195,765
3.85%,  06/01/49 ................. 540 400,285
3.50%,  06/01/51 ................. 100 68,716
5.85%,  06/01/54 ................. 275 275,061
Entergy Texas, Inc.
4.00%,  03/30/29 ................. 511 495,425
1.75%,  03/15/31 ................. 559 464,607
4.50%,  03/30/39 ................. 370 327,464
3.55%,  09/30/49 ................. 640 448,735
5.00%,  09/15/52 ................. 420 371,576
5.80%,  09/01/53 ................. 250 249,039
5.55%,  09/15/54 ................. 455 434,594
Eskom Holdings SOC Ltd., 8.45%,  08/10/28
(f)
600 624,030
EUSHI Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 7.63%,  12/15/54
(h)
.......... 505 526,378
Evergy Kansas Central, Inc.
2.55%,  07/01/26 ................. 195 189,621
3.10%,  04/01/27 ................. 505 489,481
5.90%,  11/15/33 ................. 330 341,067
4.13%,  03/01/42 ................. 203 167,726
4.10%,  04/01/43 ................. 284 228,946
4.25%,  12/01/45 ................. 328 265,453
3.25%,  09/01/49 ................. 569 374,634
3.45%,  04/15/50 ................. 315 216,460
5.70%,  03/15/53 ................. 430 421,695

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Evergy Metro, Inc.
Series 2020, 2.25%,  06/01/30 ......... USD 250 $ 218,266
4.95%,  04/15/33 ................. 340 331,831
5.40%,  04/01/34 ................. 375 375,102
5.30%,  10/01/41 ................. 360 341,715
4.20%,  06/15/47 ................. 366 289,434
Series 2019, 4.13%,  04/01/49 ......... 422 327,132
Evergy Missouri West, Inc.
(d)
5.15%,  12/15/27 ................. 575 578,998
5.65%,  06/01/34 ................. 380 384,742
Evergy, Inc., 2.90%,  09/15/29 .......... 935 850,857
Eversource Energy
4.75%,  05/15/26 ................. 475 474,649
Series U, 1.40%,  08/15/26 ........... 310 294,541
5.00%,  01/01/27 ................. 330 331,325
2.90%,  03/01/27 ................. 790 760,286
4.60%,  07/01/27 ................. 535 531,951
Series M, 3.30%,  01/15/28 ........... 357 341,505
5.45%,  03/01/28 ................. 1,391 1,411,074
5.95%,  02/01/29 ................. 900 927,234
Series O, 4.25%,  04/01/29 ........... 625 605,576
Series R, 1.65%,  08/15/30 ........... 605 504,884
2.55%,  03/15/31 ................. 502 430,207
5.85%,  04/15/31 ................. 730 749,525
3.38%,  03/01/32 ................. 310 272,011
5.13%,  05/15/33 ................. 565 549,783
5.50%,  01/01/34 ................. 570 565,635
5.95%,  07/15/34 ................. 845 865,856
3.45%,  01/15/50 ................. 681 466,150
Exelon Corp.
3.40%,  04/15/26 ................. 889 875,867
2.75%,  03/15/27 ................. 340 326,572
5.15%,  03/15/28 ................. 1,005 1,012,566
5.15%,  03/15/29 ................. 455 458,074
4.05%,  04/15/30 ................. 1,375 1,312,889
3.35%,  03/15/32 ................. 770 681,422
5.30%,  03/15/33 ................. 615 612,634
5.45%,  03/15/34 ................. 485 484,492
4.95%,  06/15/35 ................. 646 608,616
5.63%,  06/15/35 ................. 720 721,665
5.10%,  06/15/45 ................. 619 559,882
4.45%,  04/15/46 ................. 895 741,014
4.70%,  04/15/50 ................. 820 688,393
4.10%,  03/15/52 ................. 975 738,780
5.60%,  03/15/53 ................. 835 793,545
Fells Point Funding Trust, 3.05%,  01/31/27
(d)
. 700 674,275
FirstEnergy Corp.
(k)
Series B, 3.90%,  07/15/27 ........... 1,484 1,449,714
2.65%,  03/01/30 ................. 757 673,013
Series B, 2.25%,  09/01/30 ........... 630 541,303
Series C, 4.85%,  07/15/47 ........... 844 718,407
Series C, 3.40%,  03/01/50 ........... 955 641,006
FirstEnergy Pennsylvania Electric Co.
(d)
5.15%,  03/30/26 ................. 147 147,459
3.25%,  03/15/28 ................. 289 275,889
5.20%,  04/01/28 ................. 195 196,251
4.30%,  01/15/29 ................. 445 433,732
3.60%,  06/01/29 ................. 413 390,275
FirstEnergy Transmission LLC
2.87%,  09/15/28
(d)
................ 705 657,131
4.55%,  01/15/30 ................. 450 440,044
5.00%,  01/15/35 ................. 95 91,865
5.45%,  07/15/44
(d)
................ 305 290,974
4.55%,  04/01/49
(d)
................ 483 403,114
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Florida Power & Light Co.
4.45%,  05/15/26 ................. USD 315 $ 315,322
Series A, 3.30%,  05/30/27 ........... 1,005 974,730
5.05%,  04/01/28 ................. 661 668,076
4.40%,  05/15/28 ................. 535 531,271
5.15%,  06/15/29 ................. 645 654,028
4.63%,  05/15/30 ................. 435 431,806
2.45%,  02/03/32 ................. 1,448 1,222,289
5.10%,  04/01/33 ................. 690 685,824
4.80%,  05/15/33 ................. 745 724,910
5.63%,  04/01/34 ................. 415 426,875
5.30%,  06/15/34 ................. 690 692,749
4.95%,  06/01/35 ................. 498 483,336
5.65%,  02/01/37 ................. 230 235,605
5.95%,  02/01/38 ................. 539 564,306
5.96%,  04/01/39 ................. 719 750,022
5.69%,  03/01/40 ................. 248 252,255
5.25%,  02/01/41 ................. 155 149,917
4.13%,  02/01/42 ................. 689 573,635
4.05%,  06/01/42 ................. 385 316,497
3.80%,  12/15/42 ................. 515 406,928
4.05%,  10/01/44 ................. 353 286,570
3.70%,  12/01/47 ................. 992 740,977
3.95%,  03/01/48 ................. 1,167 910,993
4.13%,  06/01/48 ................. 633 503,431
3.99%,  03/01/49 ................. 775 604,583
3.15%,  10/01/49 ................. 934 624,382
2.88%,  12/04/51 ................. 938 582,311
5.30%,  04/01/53 ................. 705 666,529
5.60%,  06/15/54 ................. 860 848,657
Fortis, Inc., 3.06%,  10/04/26 ........... 1,145 1,112,159
Georgia Power Co.
3.25%,  04/01/26 ................. 360 354,531
5.00%,  02/23/27 ................. 180 181,563
3.25%,  03/30/27 ................. 388 377,124
4.65%,  05/16/28 ................. 845 842,824
Series B, 2.65%,  09/15/29 ........... 865 786,116
4.55%,  03/15/30 ................. 630 619,410
4.70%,  05/15/32 ................. 493 479,260
4.95%,  05/17/33 ................. 1,305 1,277,097
5.25%,  03/15/34 ................. 920 914,637
Series 10-C, 4.75%,  09/01/40 ......... 625 568,454
4.30%,  03/15/42 ................. 1,281 1,086,451
4.30%,  03/15/43 ................. 470 394,208
Series B, 3.70%,  01/30/50 ........... 428 313,270
Series A, 3.25%,  03/15/51 ........... 608 406,425
5.13%,  05/15/52 ................. 653 600,306
Hongkong Electric Finance Ltd.
(f)
2.88%,  05/03/26 ................. 600 586,266
2.25%,  06/09/30 ................. 400 349,671
1.88%,  08/27/30 ................. 600 512,640
Iberdrola International BV, 6.75%,  07/15/36 .. 437 481,419
Idaho Power Co.
5.20%,  08/15/34 ................. 495 491,830
Series K, 4.20%,  03/01/48 ........... 615 489,913
5.50%,  03/15/53 ................. 285 271,363
5.80%,  04/01/54 ................. 180 179,930
Indiana Michigan Power Co.
3.85%,  05/15/28 ................. 596 578,314
6.05%,  03/15/37 ................. 55 56,909
Series K, 4.55%,  03/15/46 ........... 546 461,628
Series L, 3.75%,  07/01/47 ........... 449 331,476
4.25%,  08/15/48 ................. 391 308,519
3.25%,  05/01/51 ................. 395 257,919
5.63%,  04/01/53 ................. 501 484,728

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Indianapolis Power & Light Co.
(d)
5.65%,  12/01/32 ................. USD 850 $ 861,631
4.05%,  05/01/46 ................. 310 241,679
5.70%,  04/01/54 ................. 685 669,392
Interchile SA, 4.50%,  06/30/56
(f)
......... 1,000 789,554
Interstate Power & Light Co.
4.10%,  09/26/28 ................. 455 443,504
3.60%,  04/01/29 ................. 125 118,823
2.30%,  06/01/30 ................. 375 325,594
5.70%,  10/15/33 ................. 255 259,730
4.95%,  09/30/34 ................. 220 211,579
6.25%,  07/15/39 ................. 335 353,588
3.70%,  09/15/46 ................. 445 327,704
3.50%,  09/30/49 ................. 407 282,571
3.10%,  11/30/51 ................. 265 167,916
5.45%,  09/30/54 ................. 215 202,254
Investment Energy Resources Ltd.,
6.25%,  04/26/29
(f)
................ 600 576,173
IPALCO Enterprises, Inc.
4.25%,  05/01/30 ................. 787 746,036
5.75%,  04/01/34 ................. 185 185,439
ITC Holdings Corp.
3.25%,  06/30/26 ................. 528 517,372
4.95%,  09/22/27
(d)
................ 1,255 1,255,640
3.35%,  11/15/27 ................. 853 822,037
2.95%,  05/14/30
(d)
................ 150 134,726
5.40%,  06/01/33
(d)
................ 230 228,051
5.65%,  05/09/34
(d)
................ 380 382,216
5.30%,  07/01/43 ................. 242 222,439
Jersey Central Power & Light Co.
(d)
2.75%,  03/01/32 ................. 590 502,518
5.10%,  01/15/35 ................. 190 185,183
John Sevier Combined Cycle Generation LLC,
4.63%,  01/15/42 ................ 85 78,871
Johnsonville Aeroderivative Combustion
Turbine Generation LLC, 5.08%,  10/01/54 . 95 92,508
JSW Hydro Energy Ltd., 4.13%,  05/18/31
(f)
.. 590 528,944
Kallpa Generacion SA
4.13%,  08/16/27
(f)
................. 423 411,873
5.88%,  01/30/32
(d)(h)
............... 335 332,337
Kentucky Power Co., 7.00%,  11/15/33
(d)
.... 375 397,437
Kentucky Utilities Co.
Series KENT, 5.45%,  04/15/33 ........ 260 262,824
5.13%,  11/01/40 ................. 888 841,212
4.38%,  10/01/45 ................. 629 519,674
3.30%,  06/01/50 ................. 487 323,211
Korea East-West Power Co. Ltd.,
4.88%,  07/12/28
(f)
................ 400 398,390
Korea Midland Power Co. Ltd.,
1.25%,  08/09/26
(f)
................ 600 568,400
Korea Southern Power Co. Ltd.,
5.38%,  09/21/26
(f)
................ 200 201,595
Leeward Renewable Energy Operations LLC,
4.25%,  07/01/29
(d)
............... 375 341,451
Liberty Utilities Co.
(d)
5.58%,  01/31/29 ................. 630 635,948
5.87%,  01/31/34 ................. 470 472,662
Liberty Utilities Finance GP 1,
2.05%,  09/15/30
(d)
............... 628 529,259
LLPL Capital Pte. Ltd., 6.88%,  02/04/39
(f)
... 454 458,655
Louisville Gas & Electric Co.
Series LOU, 5.45%,  04/15/33 ......... 590 595,888
4.25%,  04/01/49 ................. 180 142,638
Massachusetts Electric Co.
(d)
1.73%,  11/24/30 ................. 815 664,473
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.90%,  11/15/39 ................. USD 255 $ 255,104
4.00%,  08/15/46 ................. 222 170,076
5.87%,  02/26/54 ................. 435 429,308
Mazoon Assets Co. SAOC
(f)
5.20%,  11/08/27 ................. 400 395,006
5.50%,  02/14/29 ................. 600 596,775
5.25%,  10/09/31 ................. 800 776,785
Mexico Generadora de Energia S de rl,
5.50%,  12/06/32
(f)
................ 347 334,717
MidAmerican Energy Co.
3.10%,  05/01/27 ................. 495 479,838
3.65%,  04/15/29 ................. 1,456 1,391,019
6.75%,  12/30/31 ................. 212 233,582
5.35%,  01/15/34 ................. 280 283,801
5.75%,  11/01/35 ................. 88 91,497
5.80%,  10/15/36 ................. 358 369,516
4.80%,  09/15/43 ................. 485 436,856
4.40%,  10/15/44 ................. 505 429,685
4.25%,  05/01/46 ................. 455 373,905
3.95%,  08/01/47 ................. 638 496,465
3.65%,  08/01/48 ................. 615 451,592
4.25%,  07/15/49 ................. 667 539,021
3.15%,  04/15/50 ................. 573 382,269
2.70%,  08/01/52 ................. 865 519,976
5.85%,  09/15/54 ................. 785 793,872
5.30%,  02/01/55 ................. 750 700,879
Mid-Atlantic Interstate Transmission LLC,
4.10%,  05/15/28
(d)
............... 687 670,303
Minejesa Capital BV
(f)
4.63%,  08/10/30 ................. 860 838,836
5.63%,  08/10/37 ................. 1,000 943,872
Mississippi Power Co.
3.95%,  03/30/28 ................. 620 606,078
Series 12-A, 4.25%,  03/15/42 ......... 446 371,249
Series B, 3.10%,  07/30/51 ........... 323 211,029
Mong Duong Finance Holdings BV,
5.13%,  05/07/29
(f)
................ 572 549,389
Monongahela Power Co.
(d)
3.55%,  05/15/27 ................. 90 87,537
5.85%,  02/15/34 ................. 425 433,901
5.40%,  12/15/43 ................. 605 572,354
Narragansett Electric Co. (The)
(d)
3.92%,  08/01/28 ................. 215 208,011
3.40%,  04/09/30 ................. 760 702,863
5.35%,  05/01/34 ................. 560 556,488
5.64%,  03/15/40 ................. 360 352,509
National Grid USA, 5.80%,  04/01/35 ...... 143 143,009
Nevada Power Co.
Series CC, 3.70%,  05/01/29 .......... 830 794,796
Series DD, 2.40%,  05/01/30 .......... 525 462,922
Series N, 6.65%,  04/01/36 ........... 288 309,885
Series R, 6.75%,  07/01/37 ........... 629 690,838
Series EE, 3.13%,  08/01/50 .......... 470 298,929
Series GG, 5.90%,  05/01/53 .......... 200 198,591
6.00%,  03/15/54 ................. 585 594,077
New England Power Co.
(d)
3.80%,  12/05/47 ................. 331 244,784
2.81%,  10/06/50 ................. 277 165,307
5.94%,  11/25/52 ................. 290 291,556
NextEra Energy Capital Holdings, Inc.
1.88%,  01/15/27 ................. 766 725,734
3.55%,  05/01/27 ................. 1,303 1,271,421
4.63%,  07/15/27 ................. 1,165 1,164,172
4.85%,  02/04/28
(h)
................ 550 550,344
4.90%,  02/28/28 ................. 1,300 1,302,714

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
1.90%,  06/15/28 ................. USD 1,272 $ 1,156,256
4.90%,  03/15/29 ................. 795 793,120
3.50%,  04/01/29 ................. 885 836,796
2.75%,  11/01/29 ................. 1,457 1,321,698
5.00%,  02/28/30 ................. 600 602,210
5.05%,  03/15/30
(h)
................ 700 699,242
2.25%,  06/01/30 ................. 2,317 2,015,042
2.44%,  01/15/32 ................. 768 641,324
5.30%,  03/15/32 ................. 590 588,884
5.00%,  07/15/32 ................. 690 679,118
5.05%,  02/28/33 ................. 1,280 1,252,715
5.25%,  03/15/34 ................. 875 862,286
5.45%,  03/15/35
(h)
................ 700 694,807
3.00%,  01/15/52 ................. 605 373,145
5.25%,  02/28/53 ................. 1,080 980,688
5.55%,  03/15/54 ................. 840 797,811
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75%,  06/15/54
(h)
............... 1,160 1,188,316
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.36%),
6.70%,  09/01/54
(h)
............... 1,125 1,146,925
5.90%,  03/15/55
(h)
................ 660 654,909
5.11%,  09/29/57
(d)
................ 330 286,990
4.80%,  12/01/77
(h)
................ 510 490,549
5.65%,  05/01/79
(h)
................ 574 564,020
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
3.80%,  03/15/82
(h)
............... 115 110,079
NextEra Energy Operating Partners LP
(d)
3.88%,  10/15/26 ................. 491 471,103
4.50%,  09/15/27 ................. 554 525,712
7.25%,  01/15/29
(e)
................ 747 752,278
Niagara Energy SAC, 5.75%,  10/03/34
(e)(f)
.. 600 578,010
Niagara Mohawk Power Corp.
(d)
4.28%,  12/15/28 ................. 610 592,776
1.96%,  06/27/30 ................. 443 377,290
2.76%,  01/10/32 ................. 455 383,094
5.29%,  01/17/34 ................. 790 770,593
4.28%,  10/01/34 ................. 419 378,306
4.12%,  11/28/42 ................. 236 188,474
3.03%,  06/27/50 ................. 707 438,333
5.78%,  09/16/52 ................. 495 482,867
5.66%,  01/17/54 ................. 995 953,863
Northern States Power Co.
2.25%,  04/01/31 ................. 360 307,974
6.25%,  06/01/36 ................. 625 678,415
6.20%,  07/01/37 ................. 448 477,188
5.35%,  11/01/39 ................. 494 486,823
3.40%,  08/15/42 ................. 450 340,118
4.13%,  05/15/44 ................. 530 431,290
4.00%,  08/15/45 ................. 370 294,513
3.60%,  05/15/46 ................. 370 274,455
3.60%,  09/15/47 ................. 306 225,432
2.90%,  03/01/50 ................. 599 379,960
2.60%,  06/01/51 ................. 346 204,262
3.20%,  04/01/52 ................. 348 229,026
4.50%,  06/01/52 ................. 365 304,896
5.10%,  05/15/53 ................. 615 564,231
5.40%,  03/15/54 ................. 580 555,227
5.65%,  06/15/54 ................. 335 332,111
NRG Energy, Inc.
2.45%,  12/02/27
(d)
................ 1,105 1,028,312
5.75%,  01/15/28 ................. 781 781,638
3.38%,  02/15/29
(d)
................ 500 457,145
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.45%,  06/15/29
(d)
................ USD 556 $ 533,772
5.25%,  06/15/29
(d)
................ 705 687,409
5.75%,  07/15/29
(d)
................ 785 774,483
3.63%,  02/15/31
(d)
................ 1,015 894,589
3.88%,  02/15/32
(d)
................ 486 427,426
6.00%,  02/01/33
(d)
................ 910 888,870
7.00%,  03/15/33
(d)
................ 675 725,616
6.25%,  11/01/34
(d)
................ 935 922,132
NSTAR Electric Co.
3.20%,  05/15/27 ................. 594 574,678
3.25%,  05/15/29 ................. 385 360,970
3.95%,  04/01/30 ................. 303 289,625
1.95%,  08/15/31 ................. 265 221,482
5.40%,  06/01/34 ................. 480 482,075
5.50%,  03/15/40 ................. 200 196,211
4.40%,  03/01/44 ................. 340 285,586
3.10%,  06/01/51 ................. 512 332,293
4.55%,  06/01/52 ................. 520 432,290
4.95%,  09/15/52 ................. 355 315,588
OGE Energy Corp., 5.45%,  05/15/29 ..... 420 427,027
Ohio Edison Co.
5.50%,  01/15/33
(d)
................ 380 381,974
6.88%,  07/15/36 ................. 452 500,064
Ohio Power Co.
Series P, 2.60%,  04/01/30 ........... 522 464,091
Series Q, 1.63%,  01/15/31 ........... 249 204,158
5.00%,  06/01/33 ................. 205 198,323
5.65%,  06/01/34 ................. 430 432,180
4.15%,  04/01/48 ................. 260 200,589
4.00%,  06/01/49 ................. 372 277,517
Series R, 2.90%,  10/01/51 ........... 550 329,837
Oklahoma Gas & Electric Co.
3.80%,  08/15/28 ................. 235 227,690
3.30%,  03/15/30 ................. 365 337,000
3.25%,  04/01/30 ................. 200 183,893
5.40%,  01/15/33 ................. 480 484,343
4.15%,  04/01/47 ................. 293 230,236
3.85%,  08/15/47 ................. 364 271,895
5.60%,  04/01/53 ................. 800 773,091
OmGrid Funding Ltd., 5.20%,  05/16/27
(f)
... 400 394,686
Oncor Electric Delivery Co. LLC
4.30%,  05/15/28 ................. 170 167,953
3.70%,  11/15/28 ................. 875 842,713
5.75%,  03/15/29 ................. 135 139,432
4.65%,  11/01/29 ................. 535 530,646
2.75%,  05/15/30 ................. 1,115 1,004,323
7.00%,  05/01/32 ................. 153 169,684
4.15%,  06/01/32 ................. 245 229,287
4.55%,  09/15/32 ................. 405 389,962
7.25%,  01/15/33 ................. 485 545,366
5.65%,  11/15/33 ................. 540 553,270
7.50%,  09/01/38 ................. 225 263,838
5.25%,  09/30/40 ................. 465 448,420
4.55%,  12/01/41 ................. 170 149,097
5.30%,  06/01/42 ................. 423 406,475
3.75%,  04/01/45 ................. 705 540,126
3.80%,  09/30/47 ................. 483 363,880
4.10%,  11/15/48 ................. 578 455,086
3.80%,  06/01/49 ................. 498 371,425
3.10%,  09/15/49 ................. 792 517,741
3.70%,  05/15/50 ................. 470 340,658
2.70%,  11/15/51 ................. 648 379,384
4.60%,  06/01/52 ................. 388 323,962
4.95%,  09/15/52 ................. 616 544,331
5.35%,  10/01/52 ................. 375 350,056

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.55%,  06/15/54 ................. USD 720 $ 696,969
Oryx Funding Ltd., 5.80%,  02/03/31
(f)
..... 600 595,193
Pacific Gas & Electric Co.
2.95%,  03/01/26 ................. 340 331,817
3.30%,  03/15/27 ................. 420 402,783
5.45%,  06/15/27 ................. 585 585,197
2.10%,  08/01/27 ................. 1,135 1,049,399
3.30%,  12/01/27 ................. 1,254 1,185,663
3.00%,  06/15/28 ................. 825 762,690
3.75%,  07/01/28 ................. 655 620,876
4.65%,  08/01/28 ................. 260 253,247
6.10%,  01/15/29 ................. 415 421,413
4.20%,  03/01/29 ................. 605 576,251
5.55%,  05/15/29 ................. 785 783,013
4.55%,  07/01/30 ................. 3,020 2,865,238
2.50%,  02/01/31 ................. 2,010 1,688,052
3.25%,  06/01/31 ................. 943 822,881
4.40%,  03/01/32 ................. 660 607,609
5.90%,  06/15/32 ................. 720 720,214
6.15%,  01/15/33 ................. 675 683,449
6.40%,  06/15/33 ................. 1,055 1,084,829
6.95%,  03/15/34 ................. 860 915,512
5.80%,  05/15/34 ................. 1,005 994,973
4.50%,  07/01/40 ................. 1,891 1,563,415
3.30%,  08/01/40 ................. 976 696,435
4.20%,  06/01/41 ................. 569 447,166
4.45%,  04/15/42 ................. 473 382,848
3.75%,  08/15/42 ................. 455 333,976
4.60%,  06/15/43 ................. 485 397,807
4.75%,  02/15/44 ................. 776 640,091
4.30%,  03/15/45 ................. 659 507,258
4.25%,  03/15/46 ................. 558 425,969
4.00%,  12/01/46 ................. 445 320,459
3.95%,  12/01/47 ................. 937 669,823
4.95%,  07/01/50 ................. 3,133 2,575,940
3.50%,  08/01/50 ................. 1,840 1,198,606
5.25%,  03/01/52 ................. 620 531,325
6.75%,  01/15/53 ................. 1,410 1,458,862
6.70%,  04/01/53 ................. 690 709,265
5.90%,  10/01/54 ................. 415 386,881
PacifiCorp
5.10%,  02/15/29 ................. 765 769,893
3.50%,  06/15/29 ................. 595 561,578
2.70%,  09/15/30 ................. 549 483,228
5.30%,  02/15/31 ................. 815 817,960
7.70%,  11/15/31 ................. 325 369,217
5.45%,  02/15/34 ................. 1,165 1,152,744
5.25%,  06/15/35 ................. 145 142,013
6.10%,  08/01/36 ................. 195 201,652
5.75%,  04/01/37 ................. 475 473,131
6.25%,  10/15/37 ................. 1,137 1,182,570
6.35%,  07/15/38 ................. 224 233,191
6.00%,  01/15/39 ................. 650 659,984
4.10%,  02/01/42 ................. 370 296,894
4.13%,  01/15/49 ................. 638 487,532
4.15%,  02/15/50 ................. 676 514,157
3.30%,  03/15/51 ................. 738 478,660
2.90%,  06/15/52 ................. 965 567,907
5.35%,  12/01/53 ................. 1,005 907,259
5.50%,  05/15/54 ................. 945 870,332
5.80%,  01/15/55 ................. 1,475 1,411,812
Palomino Funding Trust I, 7.23%,  05/17/28
(d)
. 375 393,576
Pattern Energy Operations LP,
4.50%,  08/15/28
(d)
............... 690 651,417
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
PECO Energy Co.
4.90%,  06/15/33 ................. USD 589 $ 577,316
5.95%,  10/01/36 ................. 208 218,341
4.15%,  10/01/44 ................. 240 197,261
3.70%,  09/15/47 ................. 585 437,546
3.90%,  03/01/48 ................. 800 616,585
3.00%,  09/15/49 ................. 614 399,199
2.80%,  06/15/50 ................. 315 195,355
3.05%,  03/15/51 ................. 200 128,174
2.85%,  09/15/51 ................. 580 358,339
4.60%,  05/15/52 ................. 425 362,352
4.38%,  08/15/52 ................. 305 250,778
5.25%,  09/15/54 ................. 75 70,330
PG&E Corp.
5.00%,  07/01/28 ................. 970 935,659
5.25%,  07/01/30 ................. 985 927,910
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.88%),
7.38%,  03/15/55
(h)
............... 1,460 1,424,125
PG&E Recovery Funding LLC
Series A-1, 5.05%,  07/15/32 .......... 163 162,619
Series A-1, 4.84%,  06/01/33 .......... 300 297,862
Series A-2, 5.26%,  01/15/38 .......... 50 49,424
Series A-2, 5.23%,  06/01/42 .......... 2,200 2,168,513
Series A-3, 5.53%,  06/01/49 .......... 600 588,129
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%,  06/01/36 .......... 1,500 1,394,297
Series A-3, 5.08%,  06/01/41 .......... 500 479,627
Series A-4, 4.45%,  12/01/47 .......... 5,000 4,289,530
Potomac Electric Power Co.
5.20%,  03/15/34 ................. 460 456,569
6.50%,  11/15/37 ................. 400 438,754
4.15%,  03/15/43 ................. 807 666,518
5.50%,  03/15/54 ................. 290 280,117
PPL Capital Funding, Inc.
3.10%,  05/15/26 ................. 488 477,835
4.13%,  04/15/30 ................. 145 138,501
5.25%,  09/01/34 ................. 830 814,516
PPL Electric Utilities Corp.
5.00%,  05/15/33 ................. 595 589,039
4.85%,  02/15/34 ................. 675 657,102
6.25%,  05/15/39 ................. 100 108,373
4.75%,  07/15/43 ................. 150 134,387
4.13%,  06/15/44 ................. 398 329,288
4.15%,  10/01/45 ................. 250 205,496
3.95%,  06/01/47 ................. 590 462,806
4.15%,  06/15/48 ................. 540 434,865
3.00%,  10/01/49 ................. 395 256,806
5.25%,  05/15/53 ................. 820 772,474
Progress Energy, Inc.
7.75%,  03/01/31 ................. 696 787,410
7.00%,  10/30/31 ................. 575 638,958
6.00%,  12/01/39 ................. 480 486,427
Public Service Co. of Colorado
3.70%,  06/15/28 ................. 380 367,553
Series 35, 1.90%,  01/15/31 .......... 575 482,267
1.88%,  06/15/31 ................. 95 78,563
Series 38, 4.10%,  06/01/32 .......... 270 252,337
5.35%,  05/15/34 ................. 555 553,674
Series 17, 6.25%,  09/01/37 .......... 304 321,123
6.50%,  08/01/38 ................. 225 242,325
3.60%,  09/15/42 ................. 310 234,770
4.30%,  03/15/44 ................. 336 275,674
3.80%,  06/15/47 ................. 459 340,969
4.10%,  06/15/48 ................. 115 88,813

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.05%,  09/15/49 ................. USD 529 $ 403,979
Series 34, 3.20%,  03/01/50 .......... 488 319,064
Series 36, 2.70%,  01/15/51 .......... 850 501,219
Series 39, 4.50%,  06/01/52 .......... 530 437,423
5.25%,  04/01/53 ................. 930 851,354
5.75%,  05/15/54 ................. 760 749,175
Public Service Co. of New Hampshire
Series V, 2.20%,  06/15/31 ........... 235 198,839
5.35%,  10/01/33 ................. 845 852,301
3.60%,  07/01/49 ................. 369 266,780
5.15%,  01/15/53 ................. 365 334,842
Public Service Co. of Oklahoma
Series J, 2.20%,  08/15/31 ........... 780 650,943
5.25%,  01/15/33 ................. 415 410,127
5.20%,  01/15/35 ................. 545 528,341
Series K, 3.15%,  08/15/51 ........... 420 267,279
Public Service Electric & Gas Co.
0.95%,  03/15/26 ................. 40 38,472
2.25%,  09/15/26 ................. 610 588,971
3.00%,  05/15/27 ................. 520 502,977
3.70%,  05/01/28 ................. 460 446,190
3.65%,  09/01/28 ................. 610 588,314
3.20%,  05/15/29 ................. 324 304,557
2.45%,  01/15/30 ................. 670 601,332
1.90%,  08/15/31 ................. 495 410,100
3.10%,  03/15/32 ................. 60 52,976
4.90%,  12/15/32 ................. 615 607,883
4.65%,  03/15/33 ................. 250 242,136
5.20%,  08/01/33 ................. 375 375,196
5.20%,  03/01/34 ................. 425 423,957
4.85%,  08/01/34 ................. 755 733,318
5.80%,  05/01/37 ................. 400 413,640
5.50%,  03/01/40 ................. 360 359,164
3.95%,  05/01/42 ................. 250 203,927
3.65%,  09/01/42 ................. 328 255,155
3.80%,  01/01/43 ................. 185 146,411
3.80%,  03/01/46 ................. 603 468,655
3.60%,  12/01/47 ................. 435 319,697
4.05%,  05/01/48 ................. 185 146,514
3.85%,  05/01/49 ................. 573 436,896
3.20%,  08/01/49 ................. 545 370,245
3.15%,  01/01/50 ................. 496 330,812
2.70%,  05/01/50 ................. 540 327,995
2.05%,  08/01/50 ................. 568 294,314
3.00%,  03/01/51 ................. 140 90,201
5.13%,  03/15/53 ................. 275 254,389
5.45%,  08/01/53 ................. 555 538,384
5.45%,  03/01/54 ................. 570 550,984
5.30%,  08/01/54 ................. 415 390,510
RH International Singapore Corp. Pte. Ltd.,
4.50%,  03/27/28
(f)
................ 200 194,045
Rochester Gas & Electric Corp.,
3.10%,  06/01/27
(d)
............... 980 940,745
Ruwais Power Co. PJSC, 6.00%,  08/31/36
(f)
. 800 803,280
RWE Finance US LLC
(d)
5.88%,  04/16/34 ................. 1,205 1,206,451
6.25%,  04/16/54 ................. 1,260 1,229,299
Saudi Electricity Global Sukuk Co. 2,
5.06%,  04/08/43
(f)
................ 1,000 933,512
Saudi Electricity Global Sukuk Co. 3,
5.50%,  04/08/44
(f)
................ 1,000 979,900
Saudi Electricity Global Sukuk Co. 4,
4.72%,  09/27/28
(f)
................ 1,000 995,323
Saudi Electricity Global Sukuk Co. 5,
2.41%,  09/17/30
(f)
................ 1,200 1,042,700
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Saudi Electricity Sukuk Programme Co.
(f)
4.94%,  02/13/29 ................. USD 800 $ 799,023
4.63%,  04/11/33 ................. 800 779,207
5.19%,  02/13/34 ................. 1,200 1,196,138
5.68%,  04/11/53 ................. 1,500 1,440,579
SCE Recovery Funding LLC, Series A-2,
5.11%,  12/15/47 ................. 300 272,019
Sierra Pacific Power Co.
2.60%,  05/01/26 ................. 563 549,096
5.90%,  03/15/54 ................. 395 394,701
Sinosing Services Pte. Ltd., 2.63%,  02/20/30
(f)
400 360,378
Solar Star Funding LLC, 5.38%,  06/30/35
(d)
.. 56 55,726
Southern California Edison Co.
Series 20C, 1.20%,  02/01/26 ......... 265 254,775
5.35%,  03/01/26 ................. 480 480,985
4.90%,  06/01/26 ................. 295 293,861
4.40%,  09/06/26 ................. 150 148,325
4.88%,  02/01/27 ................. 735 730,571
Series D, 4.70%,  06/01/27 ........... 935 921,149
5.85%,  11/01/27 ................. 790 798,593
Series B, 3.65%,  03/01/28
(e)
.......... 363 346,027
5.30%,  03/01/28 ................. 335 335,659
5.65%,  10/01/28 ................. 520 524,902
Series A, 4.20%,  03/01/29 ........... 1,009 963,126
6.65%,  04/01/29 ................. 304 307,331
5.15%,  06/01/29 ................. 525 518,726
2.85%,  08/01/29 ................. 1,295 1,164,010
2.25%,  06/01/30 ................. 997 852,320
Series G, 2.50%,  06/01/31 ........... 595 499,720
5.45%,  06/01/31 ................. 450 447,436
2.75%,  02/01/32 ................. 520 433,684
5.95%,  11/01/32 ................. 545 549,548
6.00%,  01/15/34 ................. 498 500,109
5.20%,  06/01/34 ................. 690 658,977
Series 04-G, 5.75%,  04/01/35 ......... 375 369,314
Series 05-E, 5.35%,  07/15/35 ......... 340 328,115
5.63%,  02/01/36 ................. 333 325,160
Series 06-E, 5.55%,  01/15/37 ......... 355 339,959
Series 08-A, 5.95%,  02/01/38 ......... 655 646,146
6.05%,  03/15/39 ................. 538 530,593
5.50%,  03/15/40 ................. 580 538,488
4.50%,  09/01/40 ................. 510 429,795
4.05%,  03/15/42 ................. 462 359,511
Series 13-A, 3.90%,  03/15/43 ......... 550 411,664
4.65%,  10/01/43 ................. 810 668,310
Series C, 3.60%,  02/01/45 ........... 467 329,105
4.00%,  04/01/47 ................. 1,870 1,376,365
Series C, 4.13%,  03/01/48 ........... 1,393 1,036,629
Series B, 4.88%,  03/01/49 ........... 596 490,586
3.65%,  02/01/50 ................. 1,135 777,533
Series 20A, 2.95%,  02/01/51 ......... 680 404,411
Series H, 3.65%,  06/01/51 ........... 315 213,733
3.45%,  02/01/52 ................. 600 391,574
Series E, 5.45%,  06/01/52 ........... 320 284,460
5.70%,  03/01/53 ................. 370 340,296
5.88%,  12/01/53
(e)
................ 490 460,977
5.75%,  04/15/54 ................. 485 451,364
5.90%,  03/01/55
(e)
................ 230 217,784
Southern Co. (The)
3.25%,  07/01/26 ................. 1,888 1,852,906
5.11%,  08/01/27 ................. 540 543,683
Series 21-B, 1.75%,  03/15/28 ......... 270 246,281
4.85%,  06/15/28 ................. 805 807,114
5.50%,  03/15/29 ................. 805 821,545
Series A, 3.70%,  04/30/30 ........... 1,335 1,254,892

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.70%,  10/15/32 ................. USD 330 $ 338,117
5.20%,  06/15/33 ................. 615 607,003
5.70%,  03/15/34 ................. 915 930,652
4.85%,  03/15/35 ................. 660 627,265
4.25%,  07/01/36 ................. 725 647,850
4.40%,  07/01/46 ................. 1,779 1,465,129
Series 21-A, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.92%), 3.75%,  09/15/51
(h)
......... 454 440,578
Southwestern Electric Power Co.
Series N, 1.65%,  03/15/26 ........... 505 487,843
Series K, 2.75%,  10/01/26 ........... 539 520,807
Series M, 4.10%,  09/15/28 ........... 825 803,417
5.30%,  04/01/33 ................. 525 518,841
6.20%,  03/15/40 ................. 390 405,290
Series J, 3.90%,  04/01/45 ........... 427 319,163
Series L, 3.85%,  02/01/48 ........... 443 319,543
3.25%,  11/01/51 ................. 960 610,130
Southwestern Public Service Co.
4.50%,  08/15/41 ................. 325 278,496
3.40%,  08/15/46 ................. 349 241,364
3.70%,  08/15/47 ................. 580 419,092
Series 6, 4.40%,  11/15/48 ........... 386 310,286
3.75%,  06/15/49 ................. 435 314,399
Series 8, 3.15%,  05/01/50 ........... 300 192,053
6.00%,  06/01/54 ................. 440 440,880
SP Group Treasury Pte. Ltd.
(d)
3.38%,  02/27/29 ................. 500 477,076
4.63%,  11/21/29 ................. 250 250,040
SP PowerAssets Ltd., 3.00%,  09/26/27
(d)(e)
.. 800 771,851
Star Energy Geothermal Darajat II,
4.85%,  10/14/38
(f)
................ 800 740,511
State Grid Europe Development 2014 plc,
3.25%,  04/07/27
(f)
................ 700 682,032
State Grid Overseas Investment 2013 Ltd.,
4.38%,  05/22/43
(d)
............... 200 182,827
State Grid Overseas Investment 2014 Ltd.,
4.85%,  05/07/44
(f)
................ 400 386,588
State Grid Overseas Investment BVI Ltd.
(f)
2.88%,  05/18/26 ................. 400 391,255
1.13%,  09/08/26 ................. 400 378,604
3.50%,  05/04/27 ................. 2,500 2,447,720
4.25%,  05/02/28
(e)
................ 800 791,905
1.63%,  08/05/30 ................. 2,100 1,801,998
4.00%,  05/04/47
(e)
................ 400 339,638
System Energy Resources, Inc.
6.00%,  04/15/28 ................. 325 334,977
5.30%,  12/15/34 ................. 180 175,784
Tampa Electric Co.
4.90%,  03/01/29 ................. 435 435,552
2.40%,  03/15/31 ................. 283 244,140
4.10%,  06/15/42 ................. 434 356,067
4.35%,  05/15/44 ................. 299 247,649
4.30%,  06/15/48 ................. 480 387,459
4.45%,  06/15/49 ................. 350 289,309
3.63%,  06/15/50 ................. 300 212,670
3.45%,  03/15/51 ................. 300 204,592
5.00%,  07/15/52 ................. 280 248,939
Terraform Global Operating LP,
6.13%,  03/01/26
(d)
............... 194 193,932
Three Gorges Finance I Cayman Islands Ltd.
(f)
3.15%,  06/02/26
(e)
................ 1,000 982,199
2.15%,  09/22/30 ................. 400 349,778
3.20%,  10/16/49 ................. 600 433,316
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Tierra Mojada Luxembourg II SARL,
5.75%,  12/01/40
(e)(f)
............... USD 694 $ 639,022
TNB Global Ventures Capital Bhd.
(f)
3.24%,  10/19/26 ................. 800 777,934
4.85%,  11/01/28 ................. 800 796,730
Toledo Edison Co. (The), 6.15%,  05/15/37 .. 297 313,090
Transelec SA, 3.88%,  01/12/29
(d)
........ 564 537,963
Trinidad Generation UnLtd, 5.25%,  11/04/27
(f)
400 389,375
Tucson Electric Power Co.
1.50%,  08/01/30 ................. 390 324,180
3.25%,  05/15/32 ................. 560 493,832
5.20%,  09/15/34 ................. 450 442,463
4.85%,  12/01/48 ................. 263 227,331
4.00%,  06/15/50 ................. 612 466,477
3.25%,  05/01/51 ................. 260 171,050
5.50%,  04/15/53 ................. 480 456,692
Union Electric Co.
2.95%,  06/15/27 ................. 420 404,498
3.50%,  03/15/29 ................. 783 744,581
2.95%,  03/15/30 ................. 307 279,892
2.15%,  03/15/32 ................. 560 462,725
5.20%,  04/01/34 ................. 715 710,192
5.30%,  08/01/37 ................. 550 547,010
8.45%,  03/15/39 ................. 290 365,402
3.90%,  09/15/42 ................. 532 426,582
3.65%,  04/15/45 ................. 495 373,673
4.00%,  04/01/48 ................. 517 400,565
3.25%,  10/01/49 ................. 387 262,389
2.63%,  03/15/51 ................. 635 374,938
3.90%,  04/01/52 ................. 155 117,341
5.45%,  03/15/53 ................. 490 467,491
5.25%,  01/15/54 ................. 315 291,571
5.13%,  03/15/55 ................. 385 350,547
Virginia Electric & Power Co.
Series B, 2.95%,  11/15/26 ........... 529 514,061
Series A, 3.50%,  03/15/27 ........... 849 829,483
Series B, 3.75%,  05/15/27 ........... 725 710,527
Series A, 3.80%,  04/01/28 ........... 910 884,393
Series A, 2.88%,  07/15/29 ........... 365 336,393
2.30%,  11/15/31 ................. 725 610,806
2.40%,  03/30/32 ................. 495 414,546
5.00%,  04/01/33 ................. 805 787,208
5.30%,  08/15/33 ................. 585 581,547
5.00%,  01/15/34 ................. 680 661,624
5.05%,  08/15/34 ................. 755 734,769
Series B, 6.00%,  01/15/36 ........... 410 424,875
Series A, 6.00%,  05/15/37 ........... 201 207,840
6.35%,  11/30/37 ................. 508 540,535
8.88%,  11/15/38 ................. 817 1,061,490
4.00%,  01/15/43 ................. 555 442,887
Series D, 4.65%,  08/15/43 ........... 423 370,427
4.45%,  02/15/44 ................. 460 389,334
Series B, 4.20%,  05/15/45 ........... 355 286,391
Series C, 4.00%,  11/15/46 ........... 495 383,378
Series B, 3.80%,  09/15/47 ........... 631 472,346
4.60%,  12/01/48 ................. 580 487,718
3.30%,  12/01/49 ................. 629 423,747
2.45%,  12/15/50 ................. 1,037 578,058
2.95%,  11/15/51 ................. 1,010 622,335
Series C, 4.63%,  05/15/52 ........... 690 576,658
5.45%,  04/01/53 ................. 645 609,210
5.70%,  08/15/53 ................. 545 532,824
5.35%,  01/15/54 ................. 525 488,799
5.55%,  08/15/54 ................. 635 607,009

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%,  05/01/31 ............. USD 2,500 $ 2,500,739
Vistra Operations Co. LLC
(d)
5.50%,  09/01/26 ................. 975 974,859
5.05%,  12/30/26 ................. 145 145,144
3.70%,  01/30/27 ................. 1,087 1,058,962
5.63%,  02/15/27 ................. 1,311 1,308,860
5.00%,  07/31/27 ................. 1,275 1,258,006
4.38%,  05/01/29 ................. 1,196 1,135,212
4.30%,  07/15/29 ................. 982 940,088
7.75%,  10/15/31 ................. 1,395 1,474,268
6.88%,  04/15/32 ................. 1,004 1,034,754
6.95%,  10/15/33 ................. 1,110 1,190,472
6.00%,  04/15/34 ................. 405 408,943
5.70%,  12/30/34 ................. 445 440,498
Wisconsin Electric Power Co.
1.70%,  06/15/28 ................. 310 281,888
5.00%,  05/15/29 ................. 695 700,491
4.75%,  09/30/32 ................. 230 226,159
5.63%,  05/15/33 ................. 255 263,997
4.60%,  10/01/34 ................. 480 457,430
5.70%,  12/01/36 ................. 340 352,740
4.30%,  10/15/48 ................. 277 226,823
5.05%,  10/01/54 ................. 275 248,352
Wisconsin Power & Light Co.
3.05%,  10/15/27 ................. 635 608,707
3.00%,  07/01/29 ................. 272 251,326
1.95%,  09/16/31 ................. 445 365,582
3.95%,  09/01/32 ................. 695 643,792
4.95%,  04/01/33 ................. 195 189,587
5.38%,  03/30/34 ................. 160 159,484
6.38%,  08/15/37 ................. 160 170,430
3.65%,  04/01/50 ................. 560 398,998
Wisconsin Public Service Corp.
4.55%,  12/01/29 ................. 300 296,151
3.67%,  12/01/42 ................. 441 341,119
4.75%,  11/01/44 ................. 560 494,998
3.30%,  09/01/49 ................. 380 258,366
2.85%,  12/01/51 ................. 545 334,840
Xcel Energy, Inc.
3.35%,  12/01/26 ................. 1,016 989,600
1.75%,  03/15/27 ................. 495 464,857
4.00%,  06/15/28 ................. 505 489,652
2.60%,  12/01/29 ................. 735 656,251
3.40%,  06/01/30 ................. 806 739,219
2.35%,  11/15/31 ................. 390 322,514
4.60%,  06/01/32 ................. 560 533,591
5.45%,  08/15/33 ................. 800 792,370
5.50%,  03/15/34 ................. 880 872,474
6.50%,  07/01/36 ................. 165 175,377
3.50%,  12/01/49 ................. 493 336,301
Zhejiang Energy International Ltd.,
1.74%,  07/20/26
(f)
................ 650 619,271
585,648,561
Electrical Equipment — 0.1%
ABB Finance USA, Inc.
3.80%,  04/03/28 ................. 620 607,679
4.38%,  05/08/42 ................. 335 295,251
Acuity Brands Lighting, Inc., 2.15%,  12/15/30 470 401,986
Atkore, Inc., 4.25%,  06/01/31
(d)
......... 398 357,455
Doosan Enerbility Co. Ltd., 5.50%,  07/17/26
(f)
200 201,731
Eaton Corp.
3.10%,  09/15/27 ................. 95 91,715
4.35%,  05/18/28 ................. 690 684,829
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
4.00%,  11/02/32 ................. USD 724 $ 675,252
4.15%,  03/15/33 ................. 1,455 1,368,425
4.15%,  11/02/42 ................. 1,068 906,050
3.92%,  09/15/47 ................. 470 367,638
4.70%,  08/23/52 ................. 580 509,582
Emerson Electric Co.
0.88%,  10/15/26 ................. 1,318 1,242,140
1.80%,  10/15/27 ................. 564 525,797
2.00%,  12/21/28 ................. 1,345 1,219,420
1.95%,  10/15/30 ................. 470 405,060
2.20%,  12/21/31 ................. 1,180 1,001,430
5.25%,  11/15/39 ................. 235 234,618
2.75%,  10/15/50 ................. 484 301,811
2.80%,  12/21/51 ................. 1,110 686,312
EnerSys
(d)
4.38%,  12/15/27 ................. 290 280,032
6.63%,  01/15/32 ................. 295 298,618
Hubbell, Inc.
3.35%,  03/01/26 ................. 220 216,845
3.15%,  08/15/27 ................. 620 596,173
3.50%,  02/15/28 ................. 530 509,947
2.30%,  03/15/31 ................. 95 81,352
LG Energy Solution Ltd.
(f)
5.63%,  09/25/26 ................. 600 604,334
5.38%,  07/02/27 ................. 400 401,285
5.75%,  09/25/28 ................. 1,000 1,015,362
5.38%,  07/02/29 ................. 400 398,705
5.50%,  07/02/34
(e)
................ 600 579,274
Regal Rexnord Corp.
6.05%,  02/15/26 ................. 1,110 1,119,900
6.05%,  04/15/28 ................. 1,415 1,441,571
6.30%,  02/15/30 ................. 1,077 1,110,198
6.40%,  04/15/33 ................. 1,345 1,392,069
Rockwell Automation, Inc.
3.50%,  03/01/29 ................. 942 898,233
1.75%,  08/15/31 ................. 350 287,839
4.20%,  03/01/49 ................. 740 607,886
2.80%,  08/15/61 ................. 395 225,184
Sensata Technologies BV
(d)
4.00%,  04/15/29 ................. 995 921,245
5.88%,  09/01/30 ................. 500 492,031
Vertiv Group Corp., 4.13%,  11/15/28
(d)
..... 827 785,457
26,347,721
Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc.
3.55%,  10/01/27 ................. 821 792,709
5.41%,  07/01/32 ................. 450 452,915
5.60%,  05/29/34 ................. 525 525,697
Amphenol Corp.
5.05%,  04/05/27 ................. 710 715,691
5.05%,  04/05/29 ................. 605 609,531
4.35%,  06/01/29 ................. 708 693,847
2.80%,  02/15/30 ................. 1,425 1,288,661
2.20%,  09/15/31 ................. 690 579,454
5.25%,  04/05/34 ................. 725 724,443
5.00%,  01/15/35 ................. 375 367,162
5.38%,  11/15/54 ................. 130 123,449
Arrow Electronics, Inc.
3.88%,  01/12/28 ................. 618 597,859
5.15%,  08/21/29 ................. 470 469,057
2.95%,  02/15/32 ................. 460 390,072
5.88%,  04/10/34 ................. 385 385,632
Avnet, Inc.
4.63%,  04/15/26 ................. 671 668,210

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
6.25%,  03/15/28 ................. USD 725 $ 746,845
3.00%,  05/15/31 ................. 360 308,372
5.50%,  06/01/32 ................. 250 246,142
CDW LLC
2.67%,  12/01/26 ................. 1,205 1,158,910
4.25%,  04/01/28 ................. 865 843,466
3.28%,  12/01/28 ................. 530 496,339
3.25%,  02/15/29 ................. 856 795,270
5.10%,  03/01/30 ................. 85 84,263
3.57%,  12/01/31 ................. 1,290 1,153,418
5.55%,  08/22/34 ................. 185 182,942
Coherent Corp., 5.00%,  12/15/29
(d)
....... 935 900,609
Competition Team Technologies Ltd.,
4.25%,  03/12/29
(f)
................ 400 388,320
Corning, Inc.
4.70%,  03/15/37 ................. 476 440,372
5.75%,  08/15/40 ................. 388 390,324
4.75%,  03/15/42 ................. 664 588,508
5.35%,  11/15/48 ................. 635 589,187
3.90%,  11/15/49 ................. 575 428,712
4.38%,  11/15/57 ................. 978 757,411
5.85%,  11/15/68 ................. 437 420,629
5.45%,  11/15/79 ................. 825 754,563
Crane NXT Co.
6.55%,  11/15/36 ................. 199 196,580
4.20%,  03/15/48 ................. 345 221,259
Flex Ltd.
3.75%,  02/01/26 ................. 560 553,449
6.00%,  01/15/28 ................. 480 491,711
4.88%,  06/15/29 ................. 881 868,481
4.88%,  05/12/30 ................. 618 605,844
5.25%,  01/15/32 ................. 465 458,435
Foxconn Far East Ltd., 2.50%,  10/28/30
(f)
... 800 696,654
Insight Enterprises, Inc., 6.63%,  05/15/32
(d)
.. 495 503,026
Jabil, Inc.
1.70%,  04/15/26 ................. 455 438,188
4.25%,  05/15/27 ................. 685 676,215
3.95%,  01/12/28 ................. 672 652,057
5.45%,  02/01/29 ................. 240 242,303
3.60%,  01/15/30 ................. 532 493,738
3.00%,  01/15/31 ................. 726 638,279
Keysight Technologies, Inc.
4.60%,  04/06/27 ................. 1,128 1,123,570
3.00%,  10/30/29 ................. 588 537,841
4.95%,  10/15/34 ................. 185 177,367
Sensata Technologies, Inc.
(d)
4.38%,  02/15/30 ................. 450 416,770
3.75%,  02/15/31 ................. 720 635,826
6.63%,  07/15/32 ................. 490 493,842
Sunny Optical Technology Group Co. Ltd.,
5.95%,  07/17/26
(f)
................ 400 404,871
TD SYNNEX Corp.
1.75%,  08/09/26 ................. 760 725,047
2.38%,  08/09/28 ................. 855 781,120
2.65%,  08/09/31 ................. 525 444,185
6.10%,  04/12/34 ................. 545 559,705
Teledyne Technologies, Inc.
1.60%,  04/01/26 ................. 555 535,491
2.25%,  04/01/28 ................. 25 23,098
2.75%,  04/01/31 ................. 1,118 980,141
Trimble, Inc.
4.90%,  06/15/28 ................. 731 730,808
6.10%,  03/15/33 ................. 775 806,770
TTM Technologies, Inc., 4.00%,  03/01/29
(d)
.. 495 464,359
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Tyco Electronics Group SA
4.50%,  02/13/26 ................. USD 580 $ 580,030
3.70%,  02/15/26 ................. 365 361,736
3.13%,  08/15/27 ................. 820 790,556
4.63%,  02/01/30 ................. 435 430,580
2.50%,  02/04/32 ................. 205 174,320
7.13%,  10/01/37 ................. 409 466,781
Vontier Corp.
1.80%,  04/01/26 ................. 773 743,656
2.40%,  04/01/28 ................. 709 647,248
2.95%,  04/01/31 ................. 768 663,001
Zebra Technologies Corp., 6.50%,  06/01/32
(d)
495 506,576
44,000,505
Energy Equipment & Services — 0.2%
Archrock Partners LP
(d)
6.88%,  04/01/27 ................. 291 291,003
6.25%,  04/01/28 ................. 790 793,762
6.63%,  09/01/32 ................. 690 699,330
Baker Hughes Holdings LLC
2.06%,  12/15/26 ................. 610 582,853
3.34%,  12/15/27 ................. 1,498 1,447,349
3.14%,  11/07/29 ................. 667 618,878
4.49%,  05/01/30 ................. 336 329,582
5.13%,  09/15/40 ................. 1,178 1,123,075
4.08%,  12/15/47 ................. 1,531 1,203,499
Borr IHC Ltd.
(f)
10.00%,  11/15/28 ................. 1,298 1,295,866
10.38%,  11/15/30 ................. 571 571,189
Bristow Group, Inc., 6.88%,  03/01/28
(d)
.... 402 404,654
COSL Singapore Capital Ltd.,
2.50%,  06/24/30
(f)
................ 400 352,857
Diamond Foreign Asset Co., 8.50%,  10/01/30
(d)
539 561,899
EDO Sukuk Ltd.
(f)
5.66%,  07/03/31 ................. 750 749,064
5.88%,  09/21/33 ................. 900 909,302
Enerflex Ltd., 9.00%,  10/15/27
(d)
........ 557 578,717
FORESEA Holding SA, 7.50%,  06/15/30
(d)(e)
. 302 290,385
Global Marine, Inc., 7.00%,  06/01/28 ..... 260 246,124
Guara Norte SARL, 5.20%,  06/15/34
(e)(f)
.... 679 629,356
Halliburton Co.
2.92%,  03/01/30 ................. 864 781,430
4.85%,  11/15/35 ................. 1,177 1,115,111
6.70%,  09/15/38 ................. 853 925,235
7.45%,  09/15/39 ................. 949 1,105,294
4.50%,  11/15/41 ................. 410 351,442
4.75%,  08/01/43 ................. 899 784,816
5.00%,  11/15/45 ................. 1,881 1,682,244
Helix Energy Solutions Group, Inc.,
9.75%,  03/01/29
(d)
............... 305 326,450
Helmerich & Payne, Inc.
4.65%,  12/01/27
(d)(e)
............... 670 663,289
4.85%,  12/01/29
(d)(e)
............... 95 92,312
2.90%,  09/29/31 ................. 650 545,680
5.50%,  12/01/34
(d)(e)
............... 15 14,193
Kodiak Gas Services LLC, 7.25%,  02/15/29
(d)
740 762,096
Nabors Industries Ltd., 7.50%,  01/15/28
(d)
... 390 376,913
Nabors Industries, Inc.
(d)
7.38%,  05/15/27 ................. 675 679,967
9.13%,  01/31/30 ................. 620 644,048
8.88%,  08/15/31
(e)
................ 550 521,486
NewCo Holding SARL, 9.38%,  11/07/29
(f)
... 600 610,649
Nine Energy Service, Inc., 13.00%,  02/01/28 . 305 210,479
Noble Finance II LLC, 8.00%,  04/15/30
(d)
... 1,360 1,383,790

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
NOV, Inc.
3.60%,  12/01/29 ................. USD 523 $ 488,509
3.95%,  12/01/42 ................. 1,135 846,732
Oceaneering International, Inc.
6.00%,  02/01/28
(e)
................ 480 478,107
Patterson-UTI Energy, Inc.
3.95%,  02/01/28 ................. 565 542,522
5.15%,  11/15/29
(e)
................ 459 449,903
7.15%,  10/01/33 ................. 465 486,194
Precision Drilling Corp.
(d)
7.13%,  01/15/26 ................. 76 76,095
6.88%,  01/15/29 ................. 396 399,518
Schlumberger Holdings Corp.
(d)
5.00%,  05/29/27 ................. 655 659,567
3.90%,  05/17/28 ................. 1,257 1,224,302
4.30%,  05/01/29 ................. 1,090 1,064,353
5.00%,  11/15/29 ................. 580 581,916
Schlumberger Investment SA
4.50%,  05/15/28 ................. 455 453,257
2.65%,  06/26/30 ................. 1,465 1,309,286
4.85%,  05/15/33 ................. 400 390,804
5.00%,  06/01/34 ................. 600 587,499
Seadrill Finance Ltd., 8.38%,  08/01/30
(d)
... 575 588,143
Shelf Drilling Holdings Ltd., 9.63%,  04/15/29
(e)(f)
1,000 891,437
Solaris Midstream Holdings LLC,
7.63%,  04/01/26
(d)
............... 380 381,077
Star Holding LLC, 8.75%,  08/01/31
(d)
...... 345 335,769
Transocean Aquila Ltd., 8.00%,  09/30/28
(d)
.. 295 302,640
Transocean Poseidon Ltd., 6.88%,  02/01/27
(d)(e)
318 318,119
Transocean Titan Financing Ltd.,
8.38%,  02/01/28
(d)
............... 515 527,422
Transocean, Inc.
(k)
8.00%,  02/01/27
(d)
................ 632 631,999
8.25%,  05/15/29
(d)
................ 870 873,989
8.75%,  02/15/30
(d)
................ 969 1,010,270
7.50%,  04/15/31 ................. 395 366,025
8.50%,  05/15/31
(d)(e)
............... 865 871,149
6.80%,  03/15/38
(e)
................ 605 496,390
9.35%,  12/15/41 ................. 180 158,943
USA Compression Partners LP
6.88%,  09/01/27 ................. 720 725,447
7.13%,  03/15/29
(d)
................ 965 988,051
Valaris Ltd., 8.38%,  04/30/30
(d)
......... 1,075 1,103,805
Vallourec SACA, 7.50%,  04/15/32
(d)
...... 815 847,922
Viridien, 8.75%,  04/01/27
(d)(e)
........... 465 469,249
Weatherford International Ltd.,
8.63%,  04/30/30
(d)
............... 1,550 1,607,762
Welltec International ApS, 8.25%,  10/15/26
(d)
. 252 256,131
Yinson Boronia Production BV,
8.95%,  07/31/42
(f)
................ 1,000 1,040,000
52,085,971
Entertainment — 0.2%
Allen Media LLC, 10.50%,  02/15/28
(d)
..... 560 202,623
AMC Entertainment Holdings, Inc.
(d)
10.00%, (10.00% Cash or 12.00% PIK),
06/15/26
(i)
..................... 895 891,942
7.50%,  02/15/29
(e)
................ 940 790,671
Banijay Entertainment SAS, 8.13%,  05/01/29
(d)
382 396,665
Cinemark USA, Inc.
(d)
5.25%,  07/15/28
(e)
................ 740 725,594
7.00%,  08/01/32 ................. 508 522,444
Electronic Arts, Inc.
4.80%,  03/01/26 ................. 412 412,582
1.85%,  02/15/31 ................. 1,054 879,566
Security
Par (000)
Par (000) Value
Entertainment (continued)
2.95%,  02/15/51 ................. USD 805 $ 497,386
Historic TW, Inc., 8.30%,  01/15/36 ....... 153 165,445
Lions Gate Capital Holdings 1, Inc.,
5.50%,  04/15/29
(d)
............... 400 357,799
Lions Gate Capital Holdings LLC,
5.50%,  04/15/29
(d)(e)
.............. 329 268,727
Live Nation Entertainment, Inc.
(d)
5.63%,  03/15/26 ................. 300 300,111
6.50%,  05/15/27 ................. 1,152 1,171,527
4.75%,  10/15/27 ................. 935 916,523
3.75%,  01/15/28 ................. 485 462,768
NBCUniversal Media LLC
6.40%,  04/30/40 ................. 450 475,551
5.95%,  04/01/41 ................. 738 742,753
4.45%,  01/15/43 ................. 905 768,729
Netflix, Inc.
4.38%,  11/15/26 ................. 1,410 1,407,954
4.88%,  04/15/28 ................. 1,959 1,969,489
5.88%,  11/15/28 ................. 2,108 2,188,116
6.38%,  05/15/29 ................. 1,129 1,198,057
5.38%,  11/15/29
(d)
................ 1,070 1,091,294
4.88%,  06/15/30
(d)
................ 1,240 1,235,239
4.90%,  08/15/34 ................. 335 329,493
5.40%,  08/15/54 ................. 765 747,290
Odeon Finco plc, 12.75%,  11/01/27
(d)
..... 405 426,640
Playtika Holding Corp., 4.25%,  03/15/29
(d)
.. 595 549,758
ROBLOX Corp., 3.88%,  05/01/30
(d)
....... 988 904,144
Take-Two Interactive Software, Inc.
5.00%,  03/28/26 ................. 850 853,239
3.70%,  04/14/27 ................. 1,093 1,067,801
4.95%,  03/28/28 ................. 953 955,124
5.40%,  06/12/29 ................. 485 491,466
4.00%,  04/14/32 ................. 490 453,252
5.60%,  06/12/34 ................. 370 372,210
Tencent Music Entertainment Group,
2.00%,  09/03/30 ................ 850 719,505
TWDC Enterprises 18 Corp.
3.00%,  02/13/26 ................. 1,154 1,137,938
1.85%,  07/30/26 ................. 703 676,070
2.95%,  06/15/27 ................. 676 653,922
7.00%,  03/01/32 ................. 643 717,148
4.38%,  08/16/41 ................. 612 530,811
Series E, 4.13%,  12/01/41 ........... 742 620,798
3.70%,  12/01/42 ................. 470 368,303
4.13%,  06/01/44 ................. 1,033 848,576
3.00%,  07/30/46 ................. 665 446,948
Walt Disney Co. (The)
3.38%,  11/15/26 ................. 771 756,769
3.70%,  03/23/27 ................. 1,195 1,176,268
2.20%,  01/13/28 ................. 368 345,388
2.00%,  09/01/29 ................. 2,302 2,049,880
3.80%,  03/22/30 ................. 1,590 1,524,311
2.65%,  01/13/31 ................. 1,866 1,658,136
6.55%,  03/15/33 ................. 398 437,573
6.20%,  12/15/34 ................. 803 871,438
6.40%,  12/15/35 ................. 1,189 1,303,190
6.15%,  03/01/37 ................. 526 558,522
6.65%,  11/15/37 ................. 1,209 1,349,679
4.63%,  03/23/40
(e)
................ 855 788,716
3.50%,  05/13/40 ................. 1,575 1,262,416
6.15%,  02/15/41 ................. 757 801,769
5.40%,  10/01/43 ................. 871 855,414
4.75%,  09/15/44 ................. 607 543,532
4.95%,  10/15/45 ................. 490 449,260
7.75%,  12/01/45 ................. 335 423,967

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
4.75%,  11/15/46 ................. USD 567 $ 503,460
2.75%,  09/01/49 ................. 1,970 1,228,253
4.70%,  03/23/50 ................. 1,195 1,055,082
3.60%,  01/13/51 ................. 2,572 1,880,739
3.80%,  05/13/60 ................. 775 559,433
Warner Media LLC, 7.63%,  04/15/31
(e)
..... 165 176,985
Warnermedia Holdings, Inc.
6.41%,  03/15/26 ................. 475 474,996
3.76%,  03/15/27 ................. 3,670 3,553,421
4.05%,  03/15/29 ................. 1,500 1,408,178
4.28%,  03/15/32 ................. 5,000 4,417,630
5.05%,  03/15/42 ................. 4,030 3,243,201
5.14%,  03/15/52 ................. 6,260 4,669,608
5.39%,  03/15/62 ................. 2,935 2,165,178
WMG Acquisition Corp.
(d)
3.75%,  12/01/29 ................. 640 591,349
3.88%,  07/15/30 ................. 800 732,089
3.00%,  02/15/31
(e)
................ 825 724,459
78,450,280
Financial Services — 0.7%
Apollo Global Management, Inc.
6.38%,  11/15/33 ................. 708 762,359
5.80%,  05/21/54 ................. 620 614,471
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.17%),
6.00%,  12/15/54
(h)
............... 45 44,034
Armor Holdco, Inc., 8.50%,  11/15/29
(d)
..... 350 352,695
Benteler International AG, 10.50%,  05/15/28
(d)
495 524,769
Berkshire Hathaway, Inc.
3.13%,  03/15/26 ................. 2,220 2,190,736
4.50%,  02/11/43
(e)
................ 1,064 971,253
Block Financial LLC
2.50%,  07/15/28 ................. 552 505,470
3.88%,  08/15/30 ................. 985 913,237
Block, Inc.
2.75%,  06/01/26 ................. 950 924,655
3.50%,  06/01/31 ................. 962 855,891
6.50%,  05/15/32
(d)
................ 1,960 2,004,598
Blue Bright Ltd., 2.38%,  02/09/26
(f)
....... 400 388,941
Boost Newco Borrower LLC, 7.50%,  01/15/31
(d)
2,145 2,246,604
Burford Capital Global Finance LLC
(d)
6.25%,  04/15/28 ................. 395 392,616
6.88%,  04/15/30 ................. 370 371,791
9.25%,  07/01/31 ................. 670 717,084
Caja de Compensacion de Asignacion Familiar
de Los Andes, 7.00%,  07/30/29
(f)
...... 200 205,180
CDBL Funding 2, 2.00%,  03/04/26
(f)
...... 600 582,104
Charming Light Investments Ltd.,
4.38%,  12/21/27
(f)
................ 800 782,861
China Cinda 2020 I Management Ltd.
(f)
3.25%,  01/28/27 ................. 1,000 965,317
5.75%,  02/07/27 ................. 400 404,248
3.00%,  03/18/27 ................. 400 383,118
5.38%,  07/23/27 ................. 400 401,849
2.50%,  01/20/28 ................. 600 556,819
5.75%,  05/28/29 ................. 800 814,176
5.50%,  01/23/30 ................. 400 404,099
3.13%,  03/18/30 ................. 600 542,805
3.00%,  01/20/31 ................. 800 707,770
CK Hutchison International 16 Ltd.,
2.75%,  10/03/26
(d)
............... 200 193,857
CK Hutchison International 17 II Ltd.,
3.25%,  09/29/27
(d)
............... 1,103 1,064,476
Security
Par (000)
Par (000) Value
Financial Services (continued)
CK Hutchison International 17 Ltd.,
3.50%,  04/05/27
(d)(e)
.............. USD 590 $ 576,089
CK Hutchison International 19 II Ltd.
(d)
2.75%,  09/06/29 ................. 995 914,135
3.38%,  09/06/49 ................. 750 543,612
CK Hutchison International 19 Ltd.,
3.63%,  04/11/29
(d)(e)
............... 1,017 973,623
Coastal Emerald Ltd., (3-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.78%), 6.50%
(f)(h)(j)
............... 800 824,135
Corebridge Financial, Inc.
3.65%,  04/05/27 ................. 1,120 1,091,872
3.85%,  04/05/29 ................. 1,205 1,149,716
3.90%,  04/05/32 ................. 1,190 1,084,520
6.05%,  09/15/33 ................. 640 660,942
5.75%,  01/15/34 ................. 810 824,205
4.35%,  04/05/42 ................. 345 287,338
4.40%,  04/05/52 ................. 1,355 1,085,481
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.85%),
6.88%,  12/15/52
(h)
............... 965 993,286
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.65%),
6.38%,  09/15/54
(h)
............... 715 708,157
CPI CG, Inc., 10.00%,  07/15/29
(d)
........ 285 307,683
CSCIF Hong Kong Ltd., (SOFR Index + 0.67%),
5.05%,  05/31/27
(f)(h)
............... 400 399,710
EDP Finance BV, 1.71%,  01/24/28
(d)
...... 800 729,717
Enact Holdings, Inc., 6.25%,  05/28/29 ..... 505 515,262
Equitable Holdings, Inc.
4.35%,  04/20/28 ................. 1,343 1,322,767
4.57%,  02/15/29
(d)
................ 460 448,619
5.59%,  01/11/33 ................. 725 732,795
5.00%,  04/20/48 ................. 752 671,714
Essent Group Ltd., 6.25%,  07/01/29 ...... 265 270,312
Far East Horizon Ltd.
(f)
4.25%,  10/26/26 ................. 400 388,700
6.63%,  04/16/27 ................. 600 606,330
5.88%,  03/05/28 ................. 400 394,877
Fidelity National Information Services, Inc.
1.15%,  03/01/26 ................. 960 924,747
1.65%,  03/01/28 ................. 670 609,061
3.75%,  05/21/29 ................. 285 270,726
5.10%,  07/15/32 ................. 385 382,153
3.10%,  03/01/41 ................. 825 598,411
4.50%,  08/15/46 ................. 455 371,732
Finance of America Funding LLC,
7.88%,  11/30/26
(d)(e)
............... 191 171,810
Fiserv, Inc.
3.20%,  07/01/26 ................. 2,022 1,980,705
5.15%,  03/15/27 ................. 905 912,880
2.25%,  06/01/27 ................. 1,193 1,129,532
5.45%,  03/02/28 ................. 1,175 1,194,979
5.38%,  08/21/28 ................. 835 847,925
4.20%,  10/01/28 ................. 1,244 1,214,734
3.50%,  07/01/29 ................. 2,520 2,369,940
4.75%,  03/15/30 ................. 495 489,236
2.65%,  06/01/30 ................. 1,276 1,131,910
5.35%,  03/15/31 ................. 620 628,293
5.60%,  03/02/33 ................. 440 445,868
5.63%,  08/21/33 ................. 1,505 1,530,748
5.45%,  03/15/34 ................. 655 654,822
5.15%,  08/12/34 ................. 1,110 1,086,503
4.40%,  07/01/49 ................. 2,126 1,725,315

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Freedom Mortgage Corp.
(d)
7.63%,  05/01/26 ................. USD 500 $ 503,191
6.63%,  01/15/27 ................. 515 516,425
12.00%,  10/01/28 ................. 765 833,548
12.25%,  10/01/30 ................. 505 563,831
Freedom Mortgage Holdings LLC
(d)
9.25%,  02/01/29 ................. 1,100 1,148,893
9.13%,  05/15/31 ................. 715 740,098
Gabon Blue Bond Master Trust 2,
6.10%,  08/01/38
(d)
............... 500 493,245
Global Payments, Inc.
1.20%,  03/01/26 ................. 288 276,964
4.80%,  04/01/26 ................. 1,072 1,071,063
2.15%,  01/15/27 ................. 865 822,748
4.95%,  08/15/27 ................. 685 686,734
4.45%,  06/01/28 ................. 702 690,417
3.20%,  08/15/29 ................. 1,392 1,281,005
5.30%,  08/15/29 ................. 450 451,558
2.90%,  05/15/30 ................. 1,100 981,267
2.90%,  11/15/31 ................. 675 580,407
5.40%,  08/15/32
(e)
................ 235 235,069
4.15%,  08/15/49 ................. 831 616,360
5.95%,  08/15/52 ................. 800 772,163
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%,  07/01/34
(d)
....... 720 700,436
ICD Sukuk Co. Ltd., 5.00%,  02/01/27
(f)
.... 800 796,008
Indian Railway Finance Corp. Ltd.,
2.80%,  02/10/31
(f)
................ 600 522,741
Inventive Global Investments Ltd.,
1.60%,  09/01/26
(f)
................ 400 380,008
Jackson Financial, Inc.
5.17%,  06/08/27 ................. 800 804,593
3.13%,  11/23/31 ................. 380 325,224
5.67%,  06/08/32 ................. 545 546,577
4.00%,  11/23/51 ................. 610 420,499
Jefferies Finance LLC
(d)
5.00%,  08/15/28 ................. 965 913,787
6.63%,  10/15/31 ................. 505 507,969
Jefferson Capital Holdings LLC
(d)
6.00%,  08/15/26 ................. 298 297,048
9.50%,  02/15/29 ................. 395 422,092
JGSH Philippines Ltd., 4.13%,  07/09/30
(f)
... 500 472,069
JIC Zhixin Ltd., 2.13%,  08/27/30
(f)
........ 800 695,514
JPMorgan Chase Bank NA, 5.11%,  12/08/26 . 2,003 2,023,483
KODIT Global Co., Ltd., 4.95%,  05/25/26
(f)
.. 400 399,738
Korea Ocean Business Corp.
(f)
5.38%,  05/02/27 ................. 200 202,799
4.50%,  05/03/28 ................. 200 197,322
5.25%,  05/02/29 ................. 400 403,267
Kuwait Projects Co. SPC Ltd.
(f)
4.23%,  10/29/26 ................. 400 368,805
4.50%,  02/23/27 ................. 600 544,005
LD Holdings Group LLC
(d)
8.75%,  11/01/27 ................. 352 338,255
6.13%,  04/01/28 ................. 495 433,461
LSEG US Fin Corp.
(d)
4.88%,  03/28/27 ................. 665 667,129
5.30%,  03/28/34 ................. 925 921,069
LSEGA Financing plc
(d)
1.38%,  04/06/26 ................. 1,265 1,217,660
2.00%,  04/06/28 ................. 1,385 1,270,759
2.50%,  04/06/31 ................. 624 535,716
3.20%,  04/06/41 ................. 905 669,659
Security
Par (000)
Par (000) Value
Financial Services (continued)
M&G plc, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.41%),
6.50%,  10/20/48
(f)(h)
............... USD 450 $ 452,693
Mastercard, Inc.
2.95%,  11/21/26 ................. 896 874,107
3.30%,  03/26/27 ................. 1,370 1,339,673
4.10%,  01/15/28 ................. 640 634,962
3.50%,  02/26/28 ................. 400 389,177
4.88%,  03/09/28 ................. 1,170 1,182,169
2.95%,  06/01/29 ................. 1,049 979,873
3.35%,  03/26/30 ................. 1,480 1,386,891
1.90%,  03/15/31 ................. 687 583,225
2.00%,  11/18/31 ................. 907 757,579
4.35%,  01/15/32 ................. 910 881,501
4.85%,  03/09/33 ................. 1,090 1,080,049
4.88%,  05/09/34 ................. 690 679,661
4.55%,  01/15/35 ................. 475 454,444
3.80%,  11/21/46 ................. 672 524,467
3.95%,  02/26/48 ................. 543 434,647
3.65%,  06/01/49 ................. 1,322 998,036
3.85%,  03/26/50 ................. 1,406 1,092,679
2.95%,  03/15/51 ................. 640 414,332
MGIC Investment Corp., 5.25%,  08/15/28 ... 570 564,537
Midcap Financial Issuer Trust
(d)
6.50%,  05/01/28 ................. 993 977,429
5.63%,  01/15/30 ................. 410 383,439
Mitsubishi HC Capital, Inc.
(d)
5.08%,  09/15/27 ................. 560 561,720
3.97%,  04/13/30 ................. 300 281,744
Mobius Merger Sub, Inc., 9.00%,  06/01/30
(d)
. 490 476,441
National Rural Utilities Cooperative Finance
Corp.
4.45%,  03/13/26 ................. 275 274,671
1.00%,  06/15/26 ................. 650 618,988
5.60%,  11/13/26 ................. 470 477,998
4.80%,  02/05/27 ................. 615 617,888
3.05%,  04/25/27 ................. 655 633,413
5.10%,  05/06/27 ................. 625 631,938
4.12%,  09/16/27 ................. 465 459,380
3.40%,  02/07/28 ................. 654 629,553
4.80%,  03/15/28 ................. 595 596,685
5.05%,  09/15/28 ................. 465 468,664
3.90%,  11/01/28 ................. 375 363,487
4.85%,  02/07/29 ................. 560 560,287
3.70%,  03/15/29 ................. 765 732,482
5.15%,  06/15/29 ................. 480 485,598
2.40%,  03/15/30 ................. 195 173,236
5.00%,  02/07/31 ................. 780 782,959
1.35%,  03/15/31 ................. 325 261,300
1.65%,  06/15/31 ................. 790 644,245
8.00%,  03/01/32 ................. 380 442,923
2.75%,  04/15/32 ................. 640 548,738
4.02%,  11/01/32 ................. 654 605,716
4.15%,  12/15/32 ................. 380 354,154
5.80%,  01/15/33 ................. 720 743,731
5.00%,  08/15/34 ................. 325 316,781
5.25%,  04/20/46
(h)
................ 316 312,813
4.40%,  11/01/48 ................. 315 256,848
4.30%,  03/15/49 ................. 741 597,284
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.53%),
7.13%,  09/15/53
(h)
............... 420 436,246
Nationstar Mortgage Holdings, Inc.
(d)
5.00%,  02/01/26 ................. 490 486,879
6.00%,  01/15/27 ................. 595 594,248

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.50%,  08/15/28 ................. USD 842 $ 827,179
6.50%,  08/01/29 ................. 725 729,479
5.13%,  12/15/30 ................. 625 590,277
5.75%,  11/15/31 ................. 575 555,756
7.13%,  02/01/32 ................. 960 989,767
Nationwide Building Society
(d)
4.00%,  09/14/26 ................. 1,065 1,046,376
1.50%,  10/13/26 ................. 640 607,635
4.85%,  07/27/27 ................. 1,175 1,177,847
(1-day SOFR + 1.91%), 6.56%,  10/18/27
(h)
1,360 1,395,087
(1-day SOFR + 1.29%), 2.97%,  02/16/28
(h)
900 863,638
4.30%,  03/08/29
(h)
................ 1,075 1,048,452
5.13%,  07/29/29 ................. 470 471,542
3.96%,  07/18/30
(h)
................ 1,375 1,307,885
(5-Year USD Swap Rate + 1.85%),
4.13%,  10/18/32
(h)
............... 230 221,130
NCR Atleos Corp., 9.50%,  04/01/29
(d)
..... 1,325 1,443,565
NMI Holdings, Inc., 6.00%,  08/15/29 ...... 175 177,617
NTT Finance Corp.
(d)
1.16%,  04/03/26 ................. 3,260 3,133,446
5.10%,  07/02/27 ................. 840 848,499
4.37%,  07/27/27 ................. 659 654,542
1.59%,  04/03/28 ................. 1,527 1,382,837
5.11%,  07/02/29 ................. 845 852,498
2.07%,  04/03/31 ................. 955 809,171
5.14%,  07/02/31 ................. 1,085 1,093,720
ORIX Corp.
3.70%,  07/18/27 ................. 271 264,005
5.00%,  09/13/27 ................. 285 286,867
4.65%,  09/10/29 ................. 625 616,479
2.25%,  03/09/31 ................. 720 609,112
4.00%,  04/13/32 ................. 350 322,843
5.20%,  09/13/32 ................. 670 668,766
Oxford Finance LLC, 6.38%,  02/01/27
(d)
.... 410 407,400
Panama Infrastructure Receivable Purchaser
plc, 0.00%,  04/05/32
(d)(l)
............ 1,000 665,518
PayPal Holdings, Inc.
2.65%,  10/01/26 ................. 1,432 1,388,201
3.90%,  06/01/27 ................. 210 206,979
2.85%,  10/01/29 ................. 1,934 1,779,502
2.30%,  06/01/30 ................. 950 835,266
4.40%,  06/01/32 ................. 828 794,844
5.15%,  06/01/34 ................. 710 703,258
3.25%,  06/01/50 ................. 1,083 727,675
5.05%,  06/01/52 ................. 1,020 935,901
5.50%,  06/01/54 ................. 360 348,156
5.25%,  06/01/62 ................. 650 587,483
Paysafe Finance plc, 4.00%,  06/15/29
(d)
.... 350 324,952
PennyMac Financial Services, Inc.
(d)
4.25%,  02/15/29 ................. 635 594,357
7.88%,  12/15/29 ................. 710 742,969
7.13%,  11/15/30 ................. 640 655,154
5.75%,  09/15/31 ................. 480 459,275
Petronas Capital Ltd.
(f)
3.50%,  04/21/30 ................. 2,300 2,135,419
2.48%,  01/28/32 ................. 1,400 1,171,534
4.50%,  03/18/45 ................. 1,600 1,367,068
4.55%,  04/21/50 ................. 2,600 2,193,486
4.80%,  04/21/60 ................. 1,000 860,047
3.40%,  04/28/61 ................. 1,600 1,044,973
PHH Escrow Issuer LLC, 9.88%,  11/01/29
(d)
. 560 548,136
Planet Financial Group LLC,
10.50%,  12/15/29
(d)
............... 465 478,052
Provident Funding Associates LP,
9.75%,  09/15/29
(d)
............... 405 422,872
Security
Par (000)
Par (000) Value
Financial Services (continued)
Radian Group, Inc.
4.88%,  03/15/27 ................. USD 746 $ 742,462
6.20%,  05/15/29 ................. 435 447,098
REC Ltd.
(f)
2.25%,  09/01/26 ................. 600 573,865
2.75%,  01/13/27 ................. 200 191,264
3.88%,  07/07/27 ................. 600 582,903
4.63%,  03/22/28 ................. 600 590,529
5.63%,  04/11/28
(e)
................ 800 810,521
Rocket Mortgage LLC
(d)
2.88%,  10/15/26 ................. 1,129 1,076,946
3.63%,  03/01/29 ................. 735 671,762
3.88%,  03/01/31 ................. 1,225 1,082,309
4.00%,  10/15/33 ................. 841 711,421
Shell International Finance BV
2.88%,  05/10/26 ................. 1,745 1,711,959
2.50%,  09/12/26
(e)
................ 1,011 980,911
3.88%,  11/13/28 ................. 1,680 1,636,822
2.38%,  11/07/29
(e)
................ 20 18,167
2.75%,  04/06/30 ................. 10 9,205
6.38%,  12/15/38 ................. 2,658 2,899,419
5.50%,  03/25/40 ................. 1,078 1,078,425
2.88%,  11/26/41 ................. 540 380,182
3.63%,  08/21/42 ................. 615 476,707
4.38%,  05/11/45 ................. 95 78,927
4.00%,  05/10/46 ................. 65 51,232
3.13%,  11/07/49 ................. 1,447 951,057
3.25%,  04/06/50
(e)
................ 20 13,418
3.00%,  11/26/51 ................. 1,170 740,072
Shift4 Payments LLC
(d)
4.63%,  11/01/26 ................. 450 444,804
6.75%,  08/15/32 ................. 1,080 1,108,839
Siemens Financieringsmaatschappij NV
(d)
1.20%,  03/11/26 ................. 2,330 2,250,662
6.13%,  08/17/26 ................. 1,165 1,194,652
2.35%,  10/15/26 ................. 1,440 1,390,902
3.40%,  03/16/27 ................. 1,945 1,902,393
1.70%,  03/11/28 ................. 1,315 1,205,712
2.15%,  03/11/31 ................. 1,330 1,138,974
2.88%,  03/11/41 ................. 2,350 1,707,653
4.40%,  05/27/45 ................. 975 842,786
3.30%,  09/15/46 ................. 1,780 1,282,450
4.20%,  03/16/47 ................. 760 630,734
Sobha Sukuk Ltd., 8.75%,  07/17/28
(f)
..... 400 406,387
Stena International SA
(d)
7.25%,  01/15/31 ................. 685 700,779
7.63%,  02/15/31 ................. 405 419,859
Synchrony Bank, 5.63%,  08/23/27 ....... 729 734,837
United Wholesale Mortgage LLC
(d)
5.75%,  06/15/27 ................. 500 497,104
5.50%,  04/15/29 ................. 690 668,785
UWM Holdings LLC, 6.63%,  02/01/30
(d)
.... 770 771,161
Vertex Capital Investment Ltd.,
2.85%,  07/28/26
(f)
................ 200 192,717
Visa, Inc.
1.90%,  04/15/27 ................. 1,218 1,155,581
0.75%,  08/15/27 ................. 1,005 918,756
2.75%,  09/15/27 ................. 1,156 1,109,082
2.05%,  04/15/30 ................. 1,692 1,488,135
1.10%,  02/15/31 ................. 1,215 989,933
4.15%,  12/14/35 ................. 1,624 1,505,883
2.70%,  04/15/40 ................. 1,050 766,942
4.30%,  12/14/45 ................. 3,577 3,060,692
3.65%,  09/15/47 ................. 888 680,365
2.00%,  08/15/50
(e)
................ 1,810 971,572

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Voya Financial, Inc.
3.65%,  06/15/26 ................. USD 888 $ 874,653
5.00%,  09/20/34 ................. 305 290,400
5.70%,  07/15/43 ................. 481 460,540
4.80%,  06/15/46 ................. 215 181,901
4.70%,  01/23/48
(h)
................ 445 420,995
Western Union Co. (The)
1.35%,  03/15/26 ................. 642 616,887
2.75%,  03/15/31 ................. 410 348,291
6.20%,  11/17/36
(e)
................ 675 677,153
Woodside Finance Ltd.
3.70%,  09/15/26
(d)(e)
............... 800 784,571
3.70%,  03/15/28
(d)
................ 1,130 1,081,577
4.50%,  03/04/29
(d)
................ 1,353 1,314,493
5.10%,  09/12/34 ................. 925 883,135
5.70%,  09/12/54 ................. 830 772,456
Yieldking Investment Ltd., 2.80%,  08/18/26
(f)
. 600 577,411
234,030,467
Food Products — 0.6%
Agrosuper SA, 4.60%,  01/20/32
(f)
........ 450 408,291
Almarai Co. JSC, 5.23%,  07/25/33
(f)
...... 800 795,927
Amaggi Luxembourg International SARL,
5.25%,  01/28/28
(e)(f)
............... 800 768,693
Aragvi Finance International DAC,
11.13%,  11/20/29
(d)
............... 475 467,581
Archer-Daniels-Midland Co.
2.50%,  08/11/26 ................. 873 846,879
3.25%,  03/27/30 ................. 1,398 1,294,362
2.90%,  03/01/32 ................. 830 719,418
5.94%,  10/01/32 ................. 605 639,201
4.50%,  08/15/33 ................. 450 427,250
5.38%,  09/15/35 ................. 290 294,075
4.54%,  03/26/42 ................. 512 451,631
4.02%,  04/16/43 ................. 465 382,450
3.75%,  09/15/47 ................. 537 401,419
4.50%,  03/15/49 ................. 475 398,730
2.70%,  09/15/51 ................. 824 491,998
B&G Foods, Inc.
5.25%,  09/15/27
(e)
................ 535 507,818
8.00%,  09/15/28
(d)
................ 770 798,433
Bimbo Bakeries USA, Inc.
(f)
6.05%,  01/15/29 ................. 800 821,336
6.40%,  01/15/34 ................. 790 825,289
5.38%,  01/09/36 ................. 600 579,122
4.00%,  05/17/51 ................. 600 435,533
Blossom Joy Ltd., 2.20%,  10/21/30
(f)
...... 600 523,690
BRF SA
(f)
4.88%,  01/24/30 ................. 400 375,209
5.75%,  09/21/50 ................. 820 664,841
Bunge Ltd. Finance Corp.
3.25%,  08/15/26 ................. 873 854,541
3.75%,  09/25/27 ................. 800 780,084
4.10%,  01/07/28 ................. 630 618,533
4.20%,  09/17/29 ................. 350 339,642
2.75%,  05/14/31 ................. 1,010 882,119
4.65%,  09/17/34 ................. 410 388,449
Campbell's Co. (The)
5.30%,  03/20/26 ................. 365 367,418
5.20%,  03/19/27 ................. 515 520,307
4.15%,  03/15/28 ................. 1,300 1,275,157
5.20%,  03/21/29 ................. 650 655,888
2.38%,  04/24/30 ................. 275 241,662
5.40%,  03/21/34 ................. 460 457,876
4.75%,  03/23/35 ................. 625 589,517
Security
Par (000)
Par (000) Value
Food Products (continued)
4.80%,  03/15/48 ................. USD 675 $ 579,762
3.13%,  04/24/50 ................. 493 316,245
5.25%,  10/13/54 ................. 305 275,470
Cargill, Inc.
(d)
0.75%,  02/02/26 ................. 473 456,127
4.50%,  06/24/26 ................. 185 185,418
3.63%,  04/22/27 ................. 405 397,313
3.25%,  05/23/29
(e)
................ 750 706,522
2.13%,  04/23/30 ................. 635 555,686
1.70%,  02/02/31 ................. 785 650,630
2.13%,  11/10/31 ................. 1,255 1,049,412
4.00%,  06/22/32 ................. 535 496,647
5.13%,  10/11/32 ................. 1,300 1,294,433
4.75%,  04/24/33 ................. 340 330,725
4.76%,  11/23/45 ................. 515 457,407
3.88%,  05/23/49 ................. 575 436,876
3.13%,  05/25/51 ................. 739 485,581
4.38%,  04/22/52 ................. 515 424,400
China Mengniu Dairy Co. Ltd.,
2.50%,  06/17/30
(f)
................ 400 353,488
China Modern Dairy Holdings Ltd.,
2.13%,  07/14/26
(f)
................ 600 572,618
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(d)(i)
............ 650 687,170
Chobani LLC
(d)
4.63%,  11/15/28 ................. 425 412,981
7.63%,  07/01/29 ................. 500 521,570
Conagra Brands, Inc.
5.30%,  10/01/26 ................. 525 529,290
1.38%,  11/01/27 ................. 1,232 1,122,087
7.00%,  10/01/28 ................. 722 767,488
4.85%,  11/01/28 ................. 1,375 1,367,683
8.25%,  09/15/30 ................. 575 656,996
5.30%,  11/01/38 ................. 1,056 991,638
5.40%,  11/01/48 ................. 1,062 960,547
Danone SA, 2.95%,  11/02/26
(d)
......... 1,645 1,599,200
Darling Ingredients, Inc.
(d)
5.25%,  04/15/27 ................. 492 489,608
6.00%,  06/15/30 ................. 980 975,572
Fiesta Purchaser, Inc.
(d)
7.88%,  03/01/31 ................. 485 501,557
9.63%,  09/15/32 ................. 450 469,797
Flowers Foods, Inc.
3.50%,  10/01/26 ................. 455 444,927
2.40%,  03/15/31 ................. 694 591,337
General Mills, Inc.
4.70%,  01/30/27 ................. 550 550,870
3.20%,  02/10/27 ................. 517 503,458
4.20%,  04/17/28 ................. 1,563 1,536,936
5.50%,  10/17/28 ................. 725 740,570
4.88%,  01/30/30 ................. 570 568,127
2.88%,  04/15/30 ................. 728 658,173
2.25%,  10/14/31 ................. 655 548,991
4.95%,  03/29/33 ................. 536 523,224
5.25%,  01/30/35 ................. 475 468,625
5.40%,  06/15/40 ................. 655 631,669
4.15%,  02/15/43 ................. 486 396,511
4.70%,  04/17/48 ................. 185 158,772
3.00%,  02/01/51 ................. 918 577,494
Gruma SAB de CV, 5.39%,  12/09/34
(d)
..... 400 389,263
Grupo Bimbo SAB de CV
(f)
4.88%,  06/27/44 ................. 400 345,465
4.70%,  11/10/47 ................. 600 495,654
4.00%,  09/06/49 ................. 600 438,960

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Hershey Co. (The)
2.30%,  08/15/26 ................. USD 468 $ 453,616
4.25%,  05/04/28 ................. 695 691,136
2.45%,  11/15/29 ................. 664 601,051
1.70%,  06/01/30 ................. 415 354,570
4.50%,  05/04/33 ................. 320 310,016
3.38%,  08/15/46 ................. 400 287,251
3.13%,  11/15/49 ................. 530 352,521
2.65%,  06/01/50 ................. 365 217,958
Hormel Foods Corp.
4.80%,  03/30/27 ................. 575 578,171
1.70%,  06/03/28 ................. 777 706,631
1.80%,  06/11/30 ................. 870 744,756
3.05%,  06/03/51 ................. 831 539,019
Indofood CBP Sukses Makmur Tbk. PT
(f)
3.40%,  06/09/31 ................. 1,200 1,071,147
3.54%,  04/27/32 ................. 400 354,836
4.75%,  06/09/51 ................. 800 648,910
4.81%,  04/27/52 ................. 400 327,259
Ingredion, Inc.
3.20%,  10/01/26 ................. 512 498,973
2.90%,  06/01/30 ................. 1,039 938,092
3.90%,  06/01/50 ................. 470 347,100
IOI Investment L Bhd., 3.38%,  11/02/31
(f)
... 200 174,767
J M Smucker Co. (The)
3.38%,  12/15/27 ................. 917 887,501
5.90%,  11/15/28 ................. 990 1,028,202
2.38%,  03/15/30 ................. 510 451,556
2.13%,  03/15/32 ................. 685 557,500
6.20%,  11/15/33 ................. 985 1,037,540
4.25%,  03/15/35 ................. 590 534,212
6.50%,  11/15/43 ................. 640 678,260
4.38%,  03/15/45 ................. 849 692,667
6.50%,  11/15/53 ................. 730 776,801
JBS USA Holding Lux SARL
2.50%,  01/15/27 ................. 840 800,707
5.13%,  02/01/28 ................. 1,400 1,401,278
3.00%,  02/02/29 ................. 335 308,775
5.50%,  01/15/30 ................. 1,642 1,645,029
3.75%,  12/01/31 ................. 703 629,162
3.63%,  01/15/32 ................. 1,121 991,501
3.00%,  05/15/32 ................. 715 602,594
5.75%,  04/01/33 ................. 1,549 1,552,228
4.38%,  02/02/52 ................. 860 647,804
6.50%,  12/01/52 ................. 1,525 1,552,679
JBS USA Holding LUX SARL
6.75%,  03/15/34 ................. 1,561 1,660,786
7.25%,  11/15/53 ................. 980 1,089,111
JBS USA LUX SARL
(d)
5.95%,  04/20/35 ................. 725 733,044
6.38%,  02/25/55 ................. 400 403,167
JDE Peet's NV
(d)
1.38%,  01/15/27 ................. 820 765,909
2.25%,  09/24/31 ................. 760 619,071
Kellanova
3.25%,  04/01/26 ................. 943 928,667
3.40%,  11/15/27 ................. 1,045 1,009,863
4.30%,  05/15/28 ................. 725 714,678
2.10%,  06/01/30 ................. 830 724,436
Series B, 7.45%,  04/01/31 ........... 782 875,369
5.25%,  03/01/33 ................. 415 413,937
4.50%,  04/01/46 ................. 580 488,722
5.75%,  05/16/54 ................. 325 321,749
Kraft Heinz Foods Co.
3.00%,  06/01/26 ................. 1,514 1,481,109
Security
Par (000)
Par (000) Value
Food Products (continued)
3.88%,  05/15/27 ................. USD 1,355 $ 1,331,062
4.63%,  01/30/29 ................. 557 553,346
3.75%,  04/01/30 ................. 925 874,349
4.25%,  03/01/31 ................. 797 765,296
6.75%,  03/15/32 ................. 615 665,825
5.00%,  07/15/35 ................. 745 724,844
6.88%,  01/26/39 ................. 805 888,212
7.13%,  08/01/39
(d)
................ 720 806,669
4.63%,  10/01/39 ................. 365 322,270
6.50%,  02/09/40 ................. 540 573,617
5.00%,  06/04/42 ................. 1,480 1,332,939
5.20%,  07/15/45 ................. 1,470 1,338,867
4.38%,  06/01/46 ................. 2,677 2,175,251
4.88%,  10/01/49 ................. 1,355 1,164,556
5.50%,  06/01/50 ................. 690 646,820
Lamb Weston Holdings, Inc.
(d)
4.88%,  05/15/28 ................. 495 484,044
4.13%,  01/31/30 ................. 930 860,534
4.38%,  01/31/32 ................. 674 613,753
Land O'Lakes Capital Trust I,
7.45%,  03/15/28
(d)(e)
.............. 205 203,024
MARB BondCo plc, 3.95%,  01/29/31
(e)(f)
.... 1,000 850,274
Mars, Inc.
(d)
0.88%,  07/16/26 ................. 722 684,175
4.55%,  04/20/28
(e)
................ 920 913,866
3.20%,  04/01/30 ................. 914 844,454
4.65%,  04/20/31 ................. 870 852,670
1.63%,  07/16/32 ................. 1,015 802,273
4.75%,  04/20/33 ................. 975 941,741
3.60%,  04/01/34 ................. 732 644,528
3.88%,  04/01/39 ................. 560 467,994
2.38%,  07/16/40 ................. 905 601,785
3.95%,  04/01/44 ................. 310 246,251
3.95%,  04/01/49
(e)
................ 995 764,096
2.45%,  07/16/50 ................. 520 289,921
4.13%,  04/01/54 ................. 525 404,101
4.20%,  04/01/59 ................. 627 476,811
McCormick & Co., Inc.
0.90%,  02/15/26 ................. 775 746,136
3.40%,  08/15/27 ................. 1,253 1,215,868
2.50%,  04/15/30 ................. 690 611,844
1.85%,  02/15/31 ................. 532 443,230
4.95%,  04/15/33 ................. 505 493,753
4.70%,  10/15/34 ................. 515 486,625
4.20%,  08/15/47 ................. 540 439,142
Mead Johnson Nutrition Co.
5.90%,  11/01/39 ................. 308 317,399
4.60%,  06/01/44 ................. 475 414,279
MHP Lux SA, 6.95%,  04/03/26
(f)
........ 400 379,348
Minerva Luxembourg SA
(f)
4.38%,  03/18/31
(e)
................ 1,200 1,033,526
8.88%,  09/13/33 ................. 1,000 1,051,866
Mondelez International Holdings Netherlands
BV, 1.25%,  09/24/26
(d)
............. 343 324,030
Mondelez International, Inc.
2.63%,  03/17/27 ................. 680 651,805
4.13%,  05/07/28 ................. 410 402,829
4.75%,  02/20/29 ................. 640 638,482
2.75%,  04/13/30 ................. 938 842,504
1.50%,  02/04/31 ................. 790 647,555
3.00%,  03/17/32 ................. 80 69,634
1.88%,  10/15/32 ................. 873 700,906
4.75%,  08/28/34
(e)
................ 670 641,888
2.63%,  09/04/50 ................. 1,148 670,458

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Nestle Capital Corp.
(d)
4.65%,  03/12/29 ................. USD 460 $ 459,877
4.75%,  03/12/31 ................. 275 273,905
4.88%,  03/12/34 ................. 45 44,336
5.10%,  03/12/54 ................. 150 140,676
Nestle Holdings, Inc.
5.25%,  03/13/26
(d)
................ 575 579,937
1.13%,  07/13/26
(f)
................. 140 132,932
1.15%,  01/14/27
(d)(e)
............... 1,115 1,049,737
1.00%,  09/15/27
(d)
................ 895 819,395
4.13%,  10/01/27
(d)
................ 910 902,301
5.00%,  03/14/28
(d)
................ 1,035 1,047,456
5.00%,  09/12/28
(d)(e)
............... 486 492,641
1.50%,  09/14/28
(d)
................ 930 834,057
3.63%,  09/24/28
(d)
................ 1,385 1,338,655
4.25%,  10/01/29
(d)(e)
............... 935 917,455
4.95%,  03/14/30
(d)
................ 1,185 1,193,777
5.00%,  09/12/30
(d)
................ 860 868,182
1.25%,  09/15/30
(d)
................ 890 736,881
1.88%,  09/14/31
(d)(e)
............... 865 721,358
4.30%,  10/01/32
(d)
................ 1,495 1,436,202
4.85%,  03/14/33
(d)
................ 545 540,022
5.00%,  09/12/33
(d)
................ 1,500 1,499,528
3.90%,  09/24/38
(d)
................ 1,480 1,280,632
2.50%,  09/14/41
(d)
................ 490 333,117
4.00%,  09/24/48
(d)
................ 1,310 1,041,937
2.63%,  09/14/51
(d)(e)
............... 1,425 854,600
4.70%,  01/15/53
(d)
................ 1,060 935,189
Pilgrim's Pride Corp.
4.25%,  04/15/31 ................. 1,203 1,117,282
3.50%,  03/01/32 ................. 1,085 941,427
6.25%,  07/01/33 ................. 1,130 1,158,132
6.88%,  05/15/34 ................. 620 662,898
Post Holdings, Inc.
(d)
5.50%,  12/15/29 ................. 1,190 1,164,426
4.63%,  04/15/30 ................. 1,355 1,260,753
4.50%,  09/15/31 ................. 1,015 917,809
6.25%,  02/15/32 ................. 975 976,687
6.38%,  03/01/33 ................. 1,175 1,157,822
6.25%,  10/15/34 ................. 585 570,625
Sigma Finance Netherlands BV,
4.88%,  03/27/28
(f)
................ 400 392,082
Sigma Holdco BV, 7.88%,  05/15/26
(d)(e)
.... 265 264,107
Simmons Foods, Inc., 4.63%,  03/01/29
(d)
... 825 769,135
Smithfield Foods, Inc.
(d)
4.25%,  02/01/27 ................. 1,306 1,279,824
5.20%,  04/01/29 ................. 444 436,617
3.00%,  10/15/30 ................. 633 554,918
2.63%,  09/13/31 ................. 665 558,333
TreeHouse Foods, Inc., 4.00%,  09/01/28 ... 490 448,105
Tyson Foods, Inc.
4.00%,  03/01/26 ................. 680 675,129
3.55%,  06/02/27 ................. 1,189 1,155,637
4.35%,  03/01/29 ................. 1,098 1,068,640
5.40%,  03/15/29 ................. 855 865,770
5.70%,  03/15/34 ................. 620 624,223
4.88%,  08/15/34 ................. 1,004 952,890
5.15%,  08/15/44 ................. 490 443,291
4.55%,  06/02/47 ................. 817 673,021
5.10%,  09/28/48 ................. 1,331 1,181,452
Ulker Biskuvi Sanayi A/S, 7.88%,  07/08/31
(f)
. 600 606,190
Unilever Capital Corp.
2.00%,  07/28/26 ................. 838 809,576
2.90%,  05/05/27 ................. 925 894,368
4.25%,  08/12/27 ................. 315 313,511
Security
Par (000)
Par (000) Value
Food Products (continued)
3.50%,  03/22/28 ................. USD 1,335 $ 1,296,341
4.88%,  09/08/28 ................. 770 777,702
2.13%,  09/06/29 ................. 915 817,732
1.38%,  09/14/30 ................. 790 658,001
1.75%,  08/12/31 ................. 680 564,151
5.90%,  11/15/32 ................. 969 1,030,686
5.00%,  12/08/33 ................. 830 828,934
4.63%,  08/12/34 ................. 1,080 1,041,464
2.63%,  08/12/51 ................. 650 391,800
Viking Baked Goods Acquisition Corp.,
8.63%,  11/01/31
(d)
................ 860 842,628
Viterra Finance BV
(d)
2.00%,  04/21/26 ................. 635 611,037
4.90%,  04/21/27 ................. 335 332,660
3.20%,  04/21/31 ................. 831 729,476
5.25%,  04/21/32 ................. 335 323,423
189,089,558
Gas Utilities — 0.2%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%,  10/15/54
(d)(h)
.............. 875 880,649
AmeriGas Partners LP
5.88%,  08/20/26 ................. 665 660,262
5.75%,  05/20/27 ................. 510 485,834
9.38%,  06/01/28
(d)
................ 500 496,425
Atmos Energy Corp.
3.00%,  06/15/27 ................. 330 318,564
2.63%,  09/15/29 ................. 830 757,632
1.50%,  01/15/31 ................. 1,160 955,614
5.45%,  10/15/32 ................. 105 107,268
5.90%,  11/15/33 ................. 605 632,358
5.50%,  06/15/41 ................. 193 192,418
4.15%,  01/15/43 ................. 308 256,191
4.13%,  10/15/44 ................. 983 801,317
4.30%,  10/01/48 ................. 813 663,031
4.13%,  03/15/49 ................. 725 567,458
3.38%,  09/15/49 ................. 711 490,689
2.85%,  02/15/52 ................. 555 337,409
5.75%,  10/15/52 ................. 445 444,029
6.20%,  11/15/53 ................. 405 429,720
5.00%,  12/15/54 ................. 470 420,503
Boston Gas Co.
(d)
3.15%,  08/01/27 ................. 1,050 1,002,326
3.00%,  08/01/29 ................. 470 428,304
3.76%,  03/16/32 ................. 435 389,606
4.49%,  02/15/42 ................. 389 322,020
6.12%,  07/20/53 ................. 480 479,263
Brooklyn Union Gas Co. (The)
(d)
3.41%,  03/10/26 ................. 485 476,603
4.63%,  08/05/27 ................. 545 539,998
3.87%,  03/04/29 ................. 585 556,289
4.87%,  08/05/32 ................. 350 333,141
6.39%,  09/15/33 ................. 480 500,118
4.50%,  03/10/46 ................. 323 262,204
4.27%,  03/15/48 ................. 735 564,162
4.49%,  03/04/49 ................. 421 329,278
6.42%,  07/18/54 ................. 480 494,120
CenterPoint Energy Resources Corp.
5.25%,  03/01/28 ................. 1,100 1,113,322
4.00%,  04/01/28 ................. 295 287,111
1.75%,  10/01/30 ................. 735 617,166
4.40%,  07/01/32 ................. 310 293,339
5.40%,  03/01/33 ................. 650 652,464
5.40%,  07/01/34 ................. 55 54,799

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
5.85%,  01/15/41 ................. USD 280 $ 281,704
4.10%,  09/01/47 ................. 471 368,452
East Ohio Gas Co. (The)
(d)
2.00%,  06/15/30 ................. 1,405 1,207,419
3.00%,  06/15/50 ................. 820 501,741
ENN Clean Energy International Investment
Ltd., 3.38%,  05/12/26
(e)(f)
............ 600 585,899
ENN Energy Holdings Ltd.
(f)
4.63%,  05/17/27 ................. 800 794,060
2.63%,  09/17/30 ................. 600 530,313
Ferrellgas LP
(d)
5.38%,  04/01/26 ................. 585 583,249
5.88%,  04/01/29 ................. 815 769,667
Infraestructura Energetica Nova SAPI de CV
3.75%,  01/14/28
(d)
................ 5 4,723
4.88%,  01/14/48
(f)
................. 410 302,559
4.75%,  01/15/51
(f)
................. 1,000 716,567
KeySpan Gas East Corp.
(d)
2.74%,  08/15/26 ................. 355 343,512
5.99%,  03/06/33 ................. 580 589,389
5.82%,  04/01/41 ................. 470 452,440
3.59%,  01/18/52 ................. 605 399,644
Korea Gas Corp., 3.50%,  07/02/26
(f)
...... 600 589,882
Nakilat, Inc., 6.07%,  12/31/33
(d)
......... 924 952,355
National Fuel Gas Co.
5.50%,  10/01/26 ................. 411 414,442
3.95%,  09/15/27 ................. 482 468,872
4.75%,  09/01/28 ................. 300 296,358
2.95%,  03/01/31 ................. 430 371,913
ONE Gas, Inc.
5.10%,  04/01/29 ................. 405 408,573
2.00%,  05/15/30 ................. 245 211,875
4.25%,  09/01/32 ................. 355 334,248
4.66%,  02/01/44 ................. 315 274,901
4.50%,  11/01/48 ................. 400 330,041
Piedmont Natural Gas Co., Inc.
3.50%,  06/01/29 ................. 709 670,100
2.50%,  03/15/31 ................. 325 279,097
5.40%,  06/15/33 ................. 305 304,596
5.10%,  02/15/35 ................. 275 267,579
4.65%,  08/01/43 ................. 120 103,830
3.64%,  11/01/46 ................. 359 257,100
3.35%,  06/01/50 ................. 777 512,943
5.05%,  05/15/52 ................. 417 363,194
Promigas SA ESP, 3.75%,  10/16/29
(f)
..... 400 363,559
SGSP Australia Assets Pty. Ltd.
(f)
3.25%,  07/29/26 ................. 700 684,701
3.50%,  07/07/27 ................. 200 193,677
South Jersey Industries, Inc., 5.02%,  04/15/31 285 238,715
Southern California Gas Co.
Series TT, 2.60%,  06/15/26 .......... 690 671,470
2.95%,  04/15/27 ................. 720 692,017
Series XX, 2.55%,  02/01/30 .......... 655 584,547
5.20%,  06/01/33 ................. 480 474,742
5.05%,  09/01/34 ................. 525 511,891
5.13%,  11/15/40 ................. 345 323,670
3.75%,  09/15/42 ................. 428 329,628
Series UU, 4.13%,  06/01/48 .......... 550 429,361
Series VV, 4.30%,  01/15/49 .......... 588 468,293
Series WW, 3.95%,  02/15/50 ......... 353 263,458
6.35%,  11/15/52 ................. 600 635,377
5.75%,  06/01/53 ................. 505 493,166
5.60%,  04/01/54 ................. 580 556,537
Southern Natural Gas Co. LLC,
4.80%,  03/15/47
(d)
............... 652 544,261
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Southwest Gas Corp.
5.80%,  12/01/27 ................. USD 420 $ 430,575
5.45%,  03/23/28 ................. 200 202,928
3.70%,  04/01/28 ................. 370 356,367
2.20%,  06/15/30 ................. 412 355,699
4.05%,  03/15/32 ................. 445 411,094
3.80%,  09/29/46 ................. 225 165,442
4.15%,  06/01/49 ................. 238 179,925
3.18%,  08/15/51 ................. 580 364,661
Spire Missouri, Inc.
4.80%,  02/15/33 ................. 90 88,216
Series 2034, 5.15%,  08/15/34 ......... 540 536,385
3.30%,  06/01/51 ................. 115 76,300
Spire, Inc., 5.30%,  03/01/26 ........... 125 125,784
Suburban Propane Partners LP
5.88%,  03/01/27 ................. 345 344,152
5.00%,  06/01/31
(d)
................ 635 576,985
Superior Plus LP, 4.50%,  03/15/29
(d)
...... 580 535,006
Talent Yield International Ltd.
(f)
2.00%,  05/06/26 ................. 400 385,498
3.13%,  05/06/31 ................. 600 535,804
Washington Gas Light Co.
Series K, 3.80%,  09/15/46 ........... 407 305,435
3.65%,  09/15/49 ................. 793 565,798
50,437,365
Ground Transportation — 0.5%
AerCap Global Aviation Trust, (3-mo. CME Term
SOFR + 4.56%), 6.50%,  06/15/45
(d)(h)
.... 1 737
Albion Financing 1 SARL, 6.13%,  10/15/26
(d)
. 566 566,697
Albion Financing 2 SARL, 8.75%,  04/15/27
(d)
. 435 443,413
Ashtead Capital, Inc.
(d)
1.50%,  08/12/26 ................. 756 717,116
4.38%,  08/15/27 ................. 1,265 1,244,159
4.00%,  05/01/28 ................. 695 672,346
4.25%,  11/01/29 ................. 985 938,220
2.45%,  08/12/31 ................. 745 626,267
5.50%,  08/11/32 ................. 345 342,086
5.55%,  05/30/33 ................. 650 642,644
5.95%,  10/15/33 ................. 300 303,912
5.80%,  04/15/34 ................. 750 752,340
Avis Budget Car Rental LLC
(d)
5.75%,  07/15/27 ................. 745 736,307
4.75%,  04/01/28
(e)
................ 495 469,265
5.38%,  03/01/29
(e)
................ 575 548,446
8.25%,  01/15/30
(e)
................ 690 713,299
8.00%,  02/15/31
(e)
................ 500 516,436
Brightline East LLC, 11.00%,  01/31/30
(d)
.... 1,215 1,175,593
Burlington Northern Santa Fe LLC
3.25%,  06/15/27 ................. 1,006 979,174
6.20%,  08/15/36 ................. 273 293,462
6.15%,  05/01/37 ................. 830 889,838
5.75%,  05/01/40 ................. 735 753,816
5.05%,  03/01/41 ................. 548 518,217
5.40%,  06/01/41 ................. 585 573,905
4.95%,  09/15/41 ................. 315 293,558
4.40%,  03/15/42 ................. 580 505,028
4.38%,  09/01/42 ................. 565 488,343
4.45%,  03/15/43 ................. 745 648,121
5.15%,  09/01/43 ................. 570 545,053
4.90%,  04/01/44 ................. 840 771,621
4.55%,  09/01/44 ................. 753 656,958
4.15%,  04/01/45 ................. 990 814,351
4.70%,  09/01/45 ................. 616 546,054
3.90%,  08/01/46 ................. 842 665,960

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.13%,  06/15/47 ................. USD 728 $ 589,259
4.05%,  06/15/48 ................. 816 649,143
4.15%,  12/15/48 ................. 658 530,107
3.55%,  02/15/50 ................. 888 642,933
3.05%,  02/15/51 ................. 595 388,167
3.30%,  09/15/51 ................. 1,170 800,850
2.88%,  06/15/52 ................. 510 316,218
4.45%,  01/15/53 ................. 865 724,888
5.20%,  04/15/54 ................. 1,670 1,568,185
5.50%,  03/15/55 ................. 1,240 1,217,055
Canadian National Railway Co.
2.75%,  03/01/26 ................. 515 505,743
6.90%,  07/15/28 ................. 573 611,490
3.85%,  08/05/32 ................. 645 594,882
5.85%,  11/01/33 ................. 130 136,028
6.25%,  08/01/34 ................. 491 532,647
4.38%,  09/18/34 ................. 540 508,021
6.20%,  06/01/36 ................. 405 433,507
6.38%,  11/15/37 ................. 380 413,512
3.20%,  08/02/46 ................. 608 428,396
3.65%,  02/03/48 ................. 764 574,111
4.45%,  01/20/49 ................. 777 660,370
2.45%,  05/01/50 ................. 650 376,747
4.40%,  08/05/52 ................. 845 708,566
6.13%,  11/01/53 ................. 110 117,854
Canadian Pacific Railway Co.
1.75%,  12/02/26 ................. 785 745,227
4.00%,  06/01/28 ................. 580 566,444
2.88%,  11/15/29 ................. 603 553,275
2.05%,  03/05/30 ................. 645 562,076
7.13%,  10/15/31 ................. 473 525,145
2.45%,  12/02/31 ................. 1,475 1,269,514
4.80%,  09/15/35 ................. 490 470,451
5.95%,  05/15/37 ................. 555 576,933
3.00%,  12/02/41 ................. 997 731,159
4.30%,  05/15/43 ................. 443 373,860
4.80%,  08/01/45 ................. 462 410,814
4.95%,  08/15/45 ................. 575 522,208
4.70%,  05/01/48 ................. 515 447,358
3.50%,  05/01/50 ................. 705 499,185
3.10%,  12/02/51 ................. 1,730 1,126,939
4.20%,  11/15/69 ................. 414 307,717
6.13%,  09/15/2115 ................ 853 864,266
Carriage Purchaser, Inc., 7.88%,  10/15/29
(d)
. 310 287,808
Central Japan Railway Co., 4.25%,  11/24/45
(d)
(e)
.......................... 467 389,788
CSX Corp.
2.60%,  11/01/26 ................. 595 576,335
3.25%,  06/01/27 ................. 934 907,659
3.80%,  03/01/28 ................. 922 900,363
4.25%,  03/15/29 ................. 1,323 1,299,000
2.40%,  02/15/30 ................. 567 504,942
4.10%,  11/15/32 ................. 1,095 1,027,900
5.20%,  11/15/33
(e)
................ 545 548,230
6.00%,  10/01/36 ................. 600 631,274
6.15%,  05/01/37 ................. 622 661,811
6.22%,  04/30/40 ................. 705 755,806
5.50%,  04/15/41 ................. 220 218,671
4.75%,  05/30/42 ................. 579 524,365
4.40%,  03/01/43 ................. 348 302,175
4.10%,  03/15/44 ................. 880 727,728
3.80%,  11/01/46 ................. 833 647,126
4.30%,  03/01/48 ................. 911 754,749
4.75%,  11/15/48 ................. 778 686,154
4.50%,  03/15/49 ................. 382 323,536
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
3.35%,  09/15/49 ................. USD 658 $ 456,997
3.80%,  04/15/50 ................. 420 316,836
3.95%,  05/01/50 ................. 575 444,047
2.50%,  05/15/51 ................. 615 354,140
4.50%,  11/15/52 ................. 953 804,132
4.50%,  08/01/54 ................. 290 244,592
4.90%,  03/15/55
(e)
................ 190 170,214
4.25%,  11/01/66 ................. 650 493,615
4.65%,  03/01/68 ................. 362 296,021
DAE Funding LLC, 3.38%,  03/20/28
(f)
..... 600 561,843
Dcli Bidco LLC, 7.75%,  11/15/29
(d)
....... 495 509,335
Empresa de Transporte de Pasajeros Metro
SA
(f)
3.65%,  05/07/30 ................. 400 368,767
5.00%,  01/25/47 ................. 600 515,711
4.70%,  05/07/50 ................. 1,000 808,835
3.69%,  09/13/61 ................. 600 385,106
ENA Master Trust, 4.00%,  05/19/48
(f)
...... 400 292,798
EquipmentShare.com, Inc.
(d)
9.00%,  05/15/28 ................. 1,005 1,059,455
8.63%,  05/15/32 ................. 590 629,515
8.00%,  03/15/33 ................. 485 504,349
ERAC USA Finance LLC
(d)
3.30%,  12/01/26 ................. 973 949,480
4.60%,  05/01/28 ................. 855 850,735
5.00%,  02/15/29 ................. 675 677,455
4.90%,  05/01/33 ................. 960 931,327
6.70%,  06/01/34
(e)
................ 210 230,822
5.20%,  10/30/34 ................. 545 538,427
7.00%,  10/15/37 ................. 960 1,082,839
5.63%,  03/15/42 ................. 629 621,737
4.50%,  02/15/45 ................. 656 559,202
4.20%,  11/01/46 ................. 455 368,183
5.40%,  05/01/53 ................. 925 878,749
FedEx Corp. Pass-Through Trust, Series 2020-
1, Class AA, 1.88%,  02/20/34 ........ 865 720,201
First Student Bidco, Inc., 4.00%,  07/31/29
(d)
. 796 741,134
Genesee & Wyoming, Inc., 6.25%,  04/15/32
(d)
690 692,299
Georgian Railway JSC, 4.00%,  06/17/28
(f)
.. 600 524,187
Guangzhou Metro Investment Finance BVI Ltd.,
2.31%,  09/17/30
(f)
................ 200 171,571
Hertz Corp. (The)
(d)
4.63%,  12/01/26
(e)
................ 492 436,996
12.63%,  07/15/29 ................. 1,200 1,294,159
5.00%,  12/01/29
(e)
................ 985 711,617
JB Hunt Transport Services, Inc.,
3.88%,  03/01/26 ................ 1,335 1,324,533
Lima Metro Line 2 Finance Ltd.
(f)
5.88%,  07/05/34 ................. 446 442,985
4.35%,  04/05/36 ................. 646 591,480
Movida Europe SA, 7.85%,  04/11/29
(e)(f)
.... 400 339,371
MTR Corp. CI Ltd., 2.50%,  11/02/26
(f)
..... 510 493,580
NAC Aviation 29 DAC, 4.75%,  06/30/26 .... 449 438,791
NESCO Holdings II, Inc., 5.50%,  04/15/29
(d)
. 885 837,120
Norfolk Southern Corp.
2.90%,  06/15/26 ................. 604 591,233
7.80%,  05/15/27 ................. 460 491,262
3.15%,  06/01/27 ................. 515 499,017
3.80%,  08/01/28 ................. 748 727,039
2.55%,  11/01/29 ................. 410 371,026
5.05%,  08/01/30 ................. 594 599,990
2.30%,  05/15/31 ................. 647 556,482
3.00%,  03/15/32 ................. 535 468,071
4.45%,  03/01/33 ................. 515 490,925
5.55%,  03/15/34 ................. 545 557,276

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.84%,  10/01/41 ................. USD 630 $ 575,940
3.95%,  10/01/42 ................. 445 358,570
4.45%,  06/15/45 ................. 455 385,213
4.65%,  01/15/46 ................. 521 451,933
3.94%,  11/01/47 ................. 778 601,640
4.15%,  02/28/48 ................. 705 562,011
4.10%,  05/15/49 ................. 433 339,978
3.40%,  11/01/49 ................. 490 339,362
3.05%,  05/15/50 ................. 704 454,517
2.90%,  08/25/51 ................. 530 328,348
4.05%,  08/15/52 ................. 798 611,800
3.70%,  03/15/53 ................. 465 333,995
4.55%,  06/01/53 ................. 820 686,991
5.35%,  08/01/54 ................. 940 891,731
3.16%,  05/15/55 ................. 767 486,947
5.95%,  03/15/64 ................. 515 523,914
5.10%,  08/01/2118 ................ 385 331,507
4.10%,  05/15/2121 ................ 545 378,835
Pacific National Finance Pty. Ltd.,
4.75%,  03/22/28
(f)
................ 400 386,406
Penske Truck Leasing Co. LP
(d)
5.75%,  05/24/26 ................. 371 374,769
1.70%,  06/15/26 ................. 925 886,340
3.40%,  11/15/26 ................. 797 776,645
5.35%,  01/12/27 ................. 960 968,581
4.20%,  04/01/27 ................. 395 389,489
4.40%,  07/01/27 ................. 780 771,010
5.88%,  11/15/27 ................. 250 256,004
5.70%,  02/01/28 ................. 1,045 1,064,653
5.55%,  05/01/28 ................. 995 1,010,768
6.05%,  08/01/28 ................. 1,030 1,060,883
5.35%,  03/30/29 ................. 285 287,031
5.25%,  07/01/29 ................. 890 892,820
3.35%,  11/01/29 ................. 241 222,984
5.25%,  02/01/30 ................. 350 350,848
6.20%,  06/15/30 ................. 410 429,237
Rumo Luxembourg SARL
(f)
5.25%,  01/10/28
(e)
................ 400 390,995
4.20%,  01/18/32 ................. 600 513,053
RXO, Inc., 7.50%,  11/15/27
(d)
.......... 355 364,907
Ryder System, Inc.
1.75%,  09/01/26 ................. 585 558,246
2.90%,  12/01/26 ................. 713 689,103
2.85%,  03/01/27 ................. 210 201,807
5.30%,  03/15/27 ................. 410 414,182
4.30%,  06/15/27 ................. 480 474,391
5.65%,  03/01/28 ................. 450 460,385
5.25%,  06/01/28 ................. 530 536,342
6.30%,  12/01/28 ................. 655 686,080
5.38%,  03/15/29 ................. 380 385,312
5.50%,  06/01/29 ................. 160 162,845
4.95%,  09/01/29 ................. 185 184,377
4.90%,  12/01/29 ................. 135 133,920
6.60%,  12/01/33 ................. 450 486,332
Sats Treasury Pte. Ltd., 4.83%,  01/23/29
(f)
.. 400 398,872
SF Holding Investment 2021 Ltd.
(f)
2.38%,  11/17/26 ................. 600 574,668
3.00%,  11/17/28 ................. 200 186,591
3.13%,  11/17/31 ................. 800 710,463
SF Holding Investment Ltd., 2.88%,  02/20/30
(f)
1,000 904,769
Simpar Europe SA, 5.20%,  01/26/31
(e)(f)
.... 600 436,599
SMBC Aviation Capital Finance DAC
(d)
1.90%,  10/15/26 ................. 820 779,071
5.45%,  05/03/28 ................. 440 443,984
2.30%,  06/15/28 ................. 420 383,735
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
5.30%,  04/03/29 ................. USD 705 $ 707,443
5.70%,  07/25/33 ................. 1,040 1,050,077
5.55%,  04/03/34 ................. 1,005 1,000,885
Transnet SOC Ltd., 8.25%,  02/06/28
(f)
..... 1,000 1,017,349
Triton Container International Ltd.
2.05%,  04/15/26
(d)
................ 265 255,250
3.15%,  06/15/31
(d)
................ 685 586,017
3.25%,  03/15/32 ................. 725 618,989
Uber Technologies, Inc.
7.50%,  09/15/27
(d)
................ 601 611,005
6.25%,  01/15/28
(d)
................ 720 726,090
4.50%,  08/15/29
(d)
................ 1,927 1,880,127
4.30%,  01/15/30 ................. 1,155 1,122,208
4.80%,  09/15/34 ................. 1,400 1,341,432
5.35%,  09/15/54 ................. 1,150 1,065,577
Ukraine Railways, 8.25%,  07/09/26
(f)(g)
..... 946 778,388
Union Pacific Corp.
4.75%,  02/21/26 ................. 1,090 1,093,340
2.75%,  03/01/26 ................. 593 583,005
2.15%,  02/05/27 ................. 1,083 1,035,039
3.00%,  04/15/27 ................. 505 489,222
3.95%,  09/10/28 ................. 1,370 1,338,310
6.63%,  02/01/29 ................. 750 803,500
3.70%,  03/01/29 ................. 1,104 1,061,606
2.40%,  02/05/30 ................. 812 727,104
2.38%,  05/20/31 ................. 1,070 929,058
2.80%,  02/14/32 ................. 1,140 991,398
4.50%,  01/20/33 ................. 680 656,093
3.38%,  02/01/35 ................. 815 708,038
2.89%,  04/06/36 ................. 545 440,255
3.60%,  09/15/37 ................. 403 337,807
3.55%,  08/15/39 ................. 475 386,549
3.20%,  05/20/41 ................. 752 565,293
3.38%,  02/14/42 ................. 520 395,409
4.05%,  11/15/45 ................. 575 463,287
4.05%,  03/01/46 ................. 385 308,982
3.35%,  08/15/46 ................. 445 317,759
4.00%,  04/15/47 ................. 545 430,739
4.50%,  09/10/48 ................. 527 446,480
4.30%,  03/01/49 ................. 640 526,856
3.25%,  02/05/50 ................. 1,801 1,227,090
3.80%,  10/01/51 ................. 1,055 787,649
2.95%,  03/10/52 ................. 900 567,764
4.95%,  09/09/52 ................. 605 551,983
3.50%,  02/14/53 ................. 1,171 821,765
4.95%,  05/15/53 ................. 535 485,532
3.88%,  02/01/55 ................. 491 367,008
3.95%,  08/15/59 ................. 680 497,137
3.84%,  03/20/60 ................. 1,845 1,319,426
3.55%,  05/20/61 ................. 380 254,070
2.97%,  09/16/62 ................. 1,204 694,286
5.15%,  01/20/63 ................. 470 424,573
4.10%,  09/15/67 ................. 569 416,297
3.75%,  02/05/70 ................. 938 630,984
3.80%,  04/06/71 ................. 469 318,333
3.85%,  02/14/72 ................. 390 268,182
Vortex Opco LLC
(d)
8.00%,  04/30/30 ................. 149 51,199
(3-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.56%,  04/30/30
(h)
........ 60 60,009
Watco Cos. LLC, 7.13%,  08/01/32
(d)
...... 660 683,907
Xin Yue Co. Ltd., 2.36%,  01/25/27
(f)
...... 200 188,085
XPO CNW, Inc., 6.70%,  05/01/34 ........ 300 310,225
XPO, Inc.
(d)
6.25%,  06/01/28 ................. 885 897,338

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
7.13%,  06/01/31 ................. USD 437 $ 451,805
7.13%,  02/01/32 ................. 585 604,483
161,534,846
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.75%,  11/30/26 ................. 2,463 2,438,512
1.15%,  01/30/28 ................. 1,363 1,240,942
1.40%,  06/30/30
(e)
................ 663 562,529
4.75%,  11/30/36 ................. 991 958,121
6.15%,  11/30/37 ................. 843 918,621
6.00%,  04/01/39 ................. 560 605,285
5.30%,  05/27/40 ................. 738 742,434
4.75%,  04/15/43 ................. 775 726,139
4.90%,  11/30/46 ................. 2,716 2,533,356
Alcon Finance Corp.
(d)
2.75%,  09/23/26 ................. 893 864,554
3.00%,  09/23/29 ................. 1,230 1,128,609
2.60%,  05/27/30 ................. 1,265 1,121,573
5.38%,  12/06/32 ................. 945 950,762
3.80%,  09/23/49 ................. 475 348,391
5.75%,  12/06/52 ................. 520 511,918
Avantor Funding, Inc.
(d)
4.63%,  07/15/28 ................. 1,503 1,451,495
3.88%,  11/01/29 ................. 787 728,680
Bausch + Lomb Corp., 8.38%,  10/01/28
(d)
... 1,351 1,414,978
Baxter International, Inc.
2.60%,  08/15/26 ................. 730 707,077
1.92%,  02/01/27 ................. 1,800 1,703,703
2.27%,  12/01/28 ................. 1,090 989,138
3.95%,  04/01/30 ................. 625 594,258
1.73%,  04/01/31 ................. 640 524,591
2.54%,  02/01/32 ................. 1,120 942,544
3.50%,  08/15/46 ................. 541 376,469
3.13%,  12/01/51 ................. 620 387,876
Becton Dickinson & Co.
3.70%,  06/06/27 ................. 2,026 1,982,252
4.69%,  02/13/28 ................. 1,175 1,172,546
4.87%,  02/08/29 ................. 150 149,781
5.08%,  06/07/29 ................. 580 584,323
2.82%,  05/20/30 ................. 975 875,872
1.96%,  02/11/31 ................. 1,215 1,019,192
4.30%,  08/22/32 ................. 580 547,622
5.11%,  02/08/34 ................. 175 172,861
4.69%,  12/15/44 ................. 674 585,903
4.67%,  06/06/47 ................. 1,715 1,479,666
3.79%,  05/20/50 ................. 615 455,146
Boston Scientific Corp.
4.00%,  03/01/28 ................. 901 880,614
2.65%,  06/01/30 ................. 1,425 1,275,202
6.50%,  11/15/35 ................. 130 142,841
4.55%,  03/01/39 ................. 461 421,898
7.38%,  01/15/40 ................. 235 276,235
4.70%,  03/01/49
(e)
................ 766 675,131
DENTSPLY SIRONA, Inc., 3.25%,  06/01/30 . 550 484,473
DH Europe Finance II SARL
2.60%,  11/15/29 ................. 1,242 1,127,826
3.25%,  11/15/39 ................. 900 699,501
3.40%,  11/15/49 ................. 930 651,639
Edwards Lifesciences Corp., 4.30%,  06/15/28 860 843,398
Embecta Corp.
(d)
5.00%,  02/15/30 ................. 495 460,507
6.75%,  02/15/30 ................. 210 201,378
GE HealthCare Technologies, Inc.
5.65%,  11/15/27 ................. 1,863 1,906,584
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.80%,  08/14/29 ................. USD 1,225 $ 1,217,716
5.86%,  03/15/30 ................. 745 773,387
5.91%,  11/22/32 ................. 1,475 1,536,564
6.38%,  11/22/52 ................. 1,030 1,104,540
Hologic, Inc.
(d)
4.63%,  02/01/28 ................. 386 377,625
3.25%,  02/15/29 ................. 935 860,355
Koninklijke Philips NV
6.88%,  03/11/38 ................. 750 819,687
5.00%,  03/15/42 ................. 610 550,004
Medline Borrower LP
(d)
3.88%,  04/01/29 ................. 4,370 4,080,896
6.25%,  04/01/29 ................. 1,450 1,473,970
5.25%,  10/01/29 ................. 2,550 2,470,125
Medtronic Global Holdings SCA
4.25%,  03/30/28 ................. 735 728,657
4.50%,  03/30/33 ................. 1,090 1,046,855
Medtronic, Inc.
4.38%,  03/15/35 ................. 2,038 1,923,246
4.00%,  04/01/43
(e)
................ 5 4,181
4.63%,  03/15/45 ................. 1,835 1,640,504
Neogen Food Safety Corp., 8.63%,  07/20/30
(d)
(e)
.......................... 362 387,217
Olympus Corp., 2.14%,  12/08/26
(d)
....... 323 307,473
Smith & Nephew plc
5.15%,  03/20/27 ................. 60 60,421
2.03%,  10/14/30 ................. 1,110 937,329
5.40%,  03/20/34 ................. 765 762,498
Solventum Corp.
5.45%,  02/25/27 ................. 335 339,218
5.40%,  03/01/29 ................. 1,695 1,714,240
5.45%,  03/13/31 ................. 705 710,095
5.60%,  03/23/34 ................. 1,645 1,643,105
5.90%,  04/30/54 ................. 1,190 1,160,572
6.00%,  05/15/64 ................. 490 476,658
Sotera Health Holdings LLC, 7.38%,  06/01/31
(d)
730 743,621
STERIS Irish FinCo UnLtd. Co.
2.70%,  03/15/31 ................. 687 596,421
3.75%,  03/15/51 ................. 745 524,792
Stryker Corp.
3.50%,  03/15/26 ................. 1,122 1,109,055
4.55%,  02/10/27 ................. 600 599,836
4.70%,  02/10/28 ................. 600 600,026
3.65%,  03/07/28 ................. 921 893,477
4.85%,  12/08/28 ................. 705 706,929
4.25%,  09/11/29 ................. 950 927,357
4.85%,  02/10/30 ................. 600 598,663
1.95%,  06/15/30 ................. 1,627 1,401,364
4.63%,  09/11/34 ................. 360 343,797
5.20%,  02/10/35 ................. 600 597,141
4.10%,  04/01/43 ................. 339 277,189
4.38%,  05/15/44 ................. 512 430,904
4.63%,  03/15/46 ................. 930 809,700
2.90%,  06/15/50 ................. 236 152,275
Teleflex, Inc.
4.63%,  11/15/27 ................. 500 491,412
4.25%,  06/01/28
(d)
................ 480 461,251
Varex Imaging Corp., 7.88%,  10/15/27
(d)
.... 279 288,651
Zimmer Biomet Holdings, Inc.
5.35%,  12/01/28 ................. 575 583,702
2.60%,  11/24/31 ................. 1,060 908,075
5.20%,  09/15/34 ................. 520 510,215
5.75%,  11/30/39 ................. 285 286,945

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.45%,  08/15/45 ................. USD 445 $ 375,803
88,870,685
Health Care Providers & Services — 1.2%
180 Medical, Inc., 3.88%,  10/15/29
(d)
...... 497 459,519
Acadia Healthcare Co., Inc.
(d)
5.50%,  07/01/28 ................. 445 433,262
5.00%,  04/15/29 ................. 465 442,468
AdaptHealth LLC
(d)
6.13%,  08/01/28
(e)
................ 360 353,794
4.63%,  08/01/29 ................. 495 454,494
5.13%,  03/01/30
(e)
................ 600 555,126
AdventHealth Obligated Group, Series E,
2.80%,  11/15/51 ................. 121 74,856
Adventist Health System
5.43%,  03/01/32 ................. 400 399,918
5.76%,  12/01/34 ................. 90 90,675
3.63%,  03/01/49
(e)
................ 454 317,382
Advocate Health & Hospitals Corp.
3.83%,  08/15/28 ................. 537 521,227
Series 2020, 2.21%,  06/15/30 ......... 265 231,227
4.27%,  08/15/48 ................. 505 418,618
3.39%,  10/15/49 ................. 418 296,924
Series 2020, 3.01%,  06/15/50 ......... 372 244,248
Aetna, Inc.
6.63%,  06/15/36 ................. 705 739,707
6.75%,  12/15/37 ................. 340 358,600
4.50%,  05/15/42 ................. 255 207,302
4.75%,  03/15/44 ................. 663 553,121
3.88%,  08/15/47 ................. 100 70,633
AHP Health Partners, Inc., 5.75%,  07/15/29
(d)
310 295,753
AHS Hospital Corp.
5.02%,  07/01/45 ................. 345 323,150
Series 2021, 2.78%,  07/01/51 ......... 408 250,790
Allina Health System
Series 2019, 3.89%,  04/15/49 ......... 476 365,046
Series 2021, 2.90%,  11/15/51 ......... 405 251,133
Ascension Health
Series B, 2.53%,  11/15/29 ........... 747 676,230
Series B, 3.11%,  11/15/39 ........... 214 164,084
3.95%,  11/15/46 ................. 1,160 918,751
4.85%,  11/15/53 ................. 560 506,266
Banner Health
2.34%,  01/01/30 ................. 385 342,858
1.90%,  01/01/31 ................. 805 680,168
2.91%,  01/01/42 ................. 134 95,189
Series 2020, 3.18%,  01/01/50 ......... 330 223,017
2.91%,  01/01/51 ................. 508 322,072
Baptist Health South Florida Foundation, Inc.,
Series 2021, 3.12%,  11/15/71
(e)
....... 5 2,931
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%,  08/15/50 ......... 395 274,918
BayCare Health System, Inc., Series 2020,
3.83%,  11/15/50 ................. 679 520,726
Baylor Scott & White Holdings
Series 2021, 1.78%,  11/15/30 ......... 180 151,390
4.19%,  11/15/45 ................. 271 226,515
3.97%,  11/15/46 ................. 550 442,914
Series 2021, 2.84%,  11/15/50 ......... 958 604,103
Beth Israel Lahey Health, Inc., Series L,
3.08%,  07/01/51 ................ 589 368,015
Bon Secours Mercy Health, Inc.
Series 2018, 4.30%,  07/01/28 ......... 206 202,479
3.46%,  06/01/30 ................. 658 616,410
Series 20-2, 2.10%,  06/01/31 ......... 365 306,560
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Series 20-2, 3.21%,  06/01/50 ......... USD 400 $ 264,285
Cardinal Health, Inc.
4.70%,  11/15/26 ................. 300 299,660
3.41%,  06/15/27 ................. 1,282 1,244,206
5.13%,  02/15/29 ................. 805 810,280
5.00%,  11/15/29 ................. 350 349,261
5.45%,  02/15/34 ................. 630 629,029
5.35%,  11/15/34 ................. 395 390,316
4.60%,  03/15/43 ................. 350 297,266
4.50%,  11/15/44 ................. 386 319,671
4.90%,  09/15/45 ................. 553 482,144
4.37%,  06/15/47 ................. 429 346,024
5.75%,  11/15/54 ................. 625 607,284
Catholic Health Services of Long Island
Obligated Group, Series 2020,
3.37%,  07/01/50 ................ 470 316,957
Cedars-Sinai Health System, Series 2021,
2.29%,  08/15/31 ................ 110 92,802
Cencora, Inc.
3.45%,  12/15/27 ................. 714 689,538
4.63%,  12/15/27 ................. 150 149,509
4.85%,  12/15/29 ................. 355 352,832
2.80%,  05/15/30 ................. 907 815,092
2.70%,  03/15/31 ................. 740 646,210
5.13%,  02/15/34 ................. 645 632,695
5.15%,  02/15/35 ................. 135 131,842
4.25%,  03/01/45 ................. 725 590,022
4.30%,  12/15/47 ................. 484 391,349
Centene Corp.
4.25%,  12/15/27 ................. 3,419 3,316,131
2.45%,  07/15/28 ................. 1,970 1,783,564
4.63%,  12/15/29 ................. 3,853 3,665,935
3.38%,  02/15/30 ................. 2,147 1,923,950
3.00%,  10/15/30 ................. 2,235 1,935,055
2.50%,  03/01/31 ................. 2,288 1,903,584
2.63%,  08/01/31 ................. 1,280 1,059,208
Children's Health System of Texas,
2.51%,  08/15/50 ................ 604 356,895
Children's Hospital Corp. (The)
Series 2017, 4.12%,  01/01/47 ......... 240 197,206
Series 2020, 2.59%,  02/01/50 ......... 200 120,040
Children's Hospital Medical Center,
4.27%,  05/15/44 ................ 300 257,589
Children's Hospital of Philadelphia (The), Series
2020, 2.70%,  07/01/50 ............. 285 174,994
Children's Hospital/DC, Series 2020,
2.93%,  07/15/50 ................ 338 212,112
CHRISTUS Health, Series C, 4.34%,  07/01/28 591 579,193
Cigna Group (The)
4.50%,  02/25/26 ................. 742 740,950
1.25%,  03/15/26 ................. 430 414,112
5.69%,  03/15/26 ................. 10 9,999
3.40%,  03/01/27 ................. 1,489 1,450,324
3.05%,  10/15/27 ................. 747 716,181
4.38%,  10/15/28 ................. 2,630 2,584,371
5.00%,  05/15/29 ................. 715 716,807
2.40%,  03/15/30 ................. 1,737 1,528,549
2.38%,  03/15/31 ................. 1,690 1,442,757
5.13%,  05/15/31 ................. 510 508,652
5.40%,  03/15/33 ................. 1,028 1,029,199
5.25%,  02/15/34
(e)
................ 885 870,148
4.80%,  08/15/38 ................. 2,120 1,927,927
3.20%,  03/15/40 ................. 980 719,468
6.13%,  11/15/41 ................. 602 611,934
4.80%,  07/15/46 ................. 1,285 1,093,262

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.88%,  10/15/47 ................. USD 1,232 $ 903,936
4.90%,  12/15/48 ................. 2,747 2,350,951
3.40%,  03/15/50 ................. 1,535 1,017,025
3.40%,  03/15/51 ................. 1,606 1,055,915
5.60%,  02/15/54 ................. 995 932,445
City of Hope
Series 2013, 5.62%,  11/15/43 ......... 290 278,589
Series 2018, 4.38%,  08/15/48
(e)
........ 318 257,468
Cleveland Clinic Foundation (The),
4.86%,  01/01/2114 ............... 320 270,853
CommonSpirit Health
6.07%,  11/01/27 ................. 170 175,387
3.35%,  10/01/29 ................. 557 519,468
2.78%,  10/01/30 ................. 388 343,937
5.21%,  12/01/31 ................. 525 523,676
5.32%,  12/01/34 ................. 620 614,257
4.35%,  11/01/42 ................. 978 816,770
3.82%,  10/01/49 ................. 660 489,560
4.19%,  10/01/49 ................. 677 527,739
3.91%,  10/01/50 ................. 615 457,006
6.46%,  11/01/52 ................. 150 160,228
5.55%,  12/01/54 ................. 190 179,967
Community Health Network, Inc., Series 20-A,
3.10%,  05/01/50 ................ 555 354,965
Community Health Systems, Inc.
(d)
5.63%,  03/15/27 ................. 1,695 1,646,483
8.00%,  12/15/27 ................. 689 683,874
6.88%,  04/01/28
(e)
................ 620 440,666
6.00%,  01/15/29 ................. 630 574,246
6.88%,  04/15/29
(e)
................ 1,295 893,960
6.13%,  04/01/30 ................. 1,215 790,136
5.25%,  05/15/30 ................. 1,505 1,282,601
4.75%,  02/15/31 ................. 1,025 836,945
10.88%,  01/15/32 ................. 2,175 2,240,833
Concentra Escrow Issuer Corp.,
6.88%,  07/15/32
(d)
............... 647 670,384
Corewell Health Obligated Group, Series 19A,
3.49%,  07/15/49 ................ 525 374,622
Cottage Health Obligated Group, Series 2020,
3.30%,  11/01/49 ................. 429 298,082
CVS Health Corp.
5.00%,  02/20/26 ................. 1,190 1,192,174
2.88%,  06/01/26 ................. 1,436 1,398,487
3.00%,  08/15/26 ................. 1,080 1,051,307
3.63%,  04/01/27 ................. 662 644,682
6.25%,  06/01/27 ................. 604 620,401
1.30%,  08/21/27 ................. 2,205 2,010,838
4.30%,  03/25/28 ................. 3,830 3,739,135
5.00%,  01/30/29 ................. 1,501 1,491,748
5.40%,  06/01/29 ................. 1,410 1,418,303
3.25%,  08/15/29 ................. 1,630 1,496,267
5.13%,  02/21/30 ................. 1,268 1,256,256
3.75%,  04/01/30 ................. 1,550 1,437,836
1.75%,  08/21/30 ................. 1,374 1,136,216
5.25%,  01/30/31 ................. 935 925,069
1.88%,  02/28/31 ................. 1,453 1,182,983
5.55%,  06/01/31 ................. 1,115 1,118,262
2.13%,  09/15/31 ................. 1,120 909,162
5.25%,  02/21/33 ................. 1,530 1,487,182
5.30%,  06/01/33 ................. 1,260 1,224,999
5.70%,  06/01/34
(e)
................ 1,310 1,308,025
4.88%,  07/20/35 ................. 731 669,901
4.78%,  03/25/38 ................. 4,897 4,301,183
6.13%,  09/15/39 ................. 481 475,320
4.13%,  04/01/40 ................. 1,619 1,285,067
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.30%,  12/05/43 ................. USD 976 $ 862,299
6.00%,  06/01/44 ................. 705 675,637
5.13%,  07/20/45 ................. 2,194 1,876,586
5.05%,  03/25/48 ................. 7,023 5,879,937
4.25%,  04/01/50 ................. 1,059 779,759
5.63%,  02/21/53 ................. 1,095 985,166
5.88%,  06/01/53 ................. 1,255 1,168,401
6.05%,  06/01/54 ................. 1,150 1,096,471
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.52%),
6.75%,  12/10/54
(h)
............... 750 741,759
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
7.00%,  03/10/55
(h)
............... 2,380 2,405,109
6.00%,  06/01/63 ................. 675 625,029
Dartmouth-Hitchcock Health, Series B,
4.18%,  08/01/48 ................ 385 290,549
DaVita, Inc.
(d)
4.63%,  06/01/30 ................. 2,706 2,516,006
3.75%,  02/15/31 ................. 1,470 1,293,835
6.88%,  09/01/32 ................. 980 994,188
Dignity Health
4.50%,  11/01/42 ................. 445 379,043
5.27%,  11/01/64 ................. 218 194,209
Duke University Health System, Inc., Series
2017, 3.92%,  06/01/47 ............. 558 441,267
Elevance Health, Inc.
4.90%,  02/08/26 ................. 9 8,998
1.50%,  03/15/26 ................. 1,325 1,280,230
4.50%,  10/30/26 ................. 435 434,134
3.65%,  12/01/27 ................. 1,969 1,916,164
4.10%,  03/01/28 ................. 1,545 1,516,001
5.15%,  06/15/29 ................. 550 555,481
2.88%,  09/15/29 ................. 988 904,199
4.75%,  02/15/30 ................. 770 763,467
2.25%,  05/15/30 ................. 1,454 1,268,876
2.55%,  03/15/31 ................. 1,255 1,086,980
4.95%,  11/01/31 ................. 1,075 1,060,428
4.10%,  05/15/32 ................. 875 814,063
5.50%,  10/15/32 ................. 580 588,052
4.75%,  02/15/33 ................. 860 827,979
5.38%,  06/15/34 ................. 1,020 1,015,164
5.95%,  12/15/34 ................. 298 309,045
5.20%,  02/15/35 ................. 970 950,177
5.85%,  01/15/36 ................. 45 45,606
6.38%,  06/15/37 ................. 385 408,408
4.63%,  05/15/42 ................. 1,005 872,362
4.65%,  01/15/43 ................. 925 803,877
5.10%,  01/15/44 ................. 750 683,872
4.65%,  08/15/44 ................. 715 614,910
4.38%,  12/01/47 ................. 1,251 1,008,615
4.55%,  03/01/48 ................. 827 679,264
3.70%,  09/15/49 ................. 827 586,849
3.13%,  05/15/50 ................. 1,096 698,883
3.60%,  03/15/51 ................. 1,130 783,705
4.55%,  05/15/52 ................. 725 586,941
6.10%,  10/15/52 ................. 690 697,789
5.13%,  02/15/53 ................. 1,215 1,074,755
5.65%,  06/15/54 ................. 855 815,439
5.70%,  02/15/55 ................. 915 880,672
5.85%,  11/01/64 ................. 1,125 1,082,948
Encompass Health Corp.
4.50%,  02/01/28 ................. 789 770,128
4.75%,  02/01/30 ................. 780 750,232
4.63%,  04/01/31 ................. 400 373,780

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Franciscan Missionaries of Our Lady Health
System, Inc., Series B, 3.91%,  07/01/49 .. USD 328 $ 247,867
Fred Hutchinson Cancer Center, Series 2022,
4.97%,  01/01/52 ................ 184 167,556
Fresenius Medical Care US Finance III, Inc.
(d)
1.88%,  12/01/26 ................. 998 942,487
3.75%,  06/15/29 ................. 498 467,221
2.38%,  02/16/31 ................. 1,220 1,015,764
3.00%,  12/01/31 ................. 675 570,040
Hackensack Meridian Health, Inc.
Series 2020, 2.68%,  09/01/41 ......... 320 223,124
4.21%,  07/01/48 ................. 633 518,232
Series 2020, 2.88%,  09/01/50 ......... 377 237,916
4.50%,  07/01/57 ................. 245 202,444
HAH Group Holding Co. LLC,
9.75%,  10/01/31
(d)
............... 675 679,614
Hartford HealthCare Corp., 3.45%,  07/01/54 . 440 302,125
HCA, Inc.
5.88%,  02/15/26 ................. 1,529 1,536,199
5.25%,  06/15/26 ................. 1,626 1,630,918
5.38%,  09/01/26 ................. 1,090 1,094,938
4.50%,  02/15/27 ................. 1,608 1,595,085
3.13%,  03/15/27 ................. 690 665,615
5.20%,  06/01/28 ................. 1,050 1,055,892
5.63%,  09/01/28 ................. 1,410 1,431,317
5.88%,  02/01/29 ................. 1,210 1,237,898
3.38%,  03/15/29 ................. 270 251,895
4.13%,  06/15/29 ................. 1,904 1,826,262
3.50%,  09/01/30 ................. 2,344 2,142,341
5.45%,  04/01/31 ................. 1,155 1,160,518
2.38%,  07/15/31 ................. 1,275 1,066,537
3.63%,  03/15/32 ................. 1,835 1,635,408
5.50%,  06/01/33 ................. 1,085 1,077,663
5.60%,  04/01/34 ................. 1,320 1,308,570
5.45%,  09/15/34 ................. 1,410 1,379,563
5.13%,  06/15/39 ................. 1,022 936,148
4.38%,  03/15/42 ................. 580 475,379
5.50%,  06/15/47 ................. 1,407 1,285,961
5.25%,  06/15/49 ................. 1,837 1,601,766
3.50%,  07/15/51 ................. 1,370 897,815
4.63%,  03/15/52 ................. 1,945 1,534,114
5.90%,  06/01/53 ................. 1,075 1,024,315
6.00%,  04/01/54 ................. 1,415 1,361,626
5.95%,  09/15/54 ................. 930 889,153
6.10%,  04/01/64 ................. 625 596,614
Health Care Service Corp.
(d)
2.20%,  06/01/30 ................. 1,011 877,371
3.20%,  06/01/50 ................. 630 402,127
Health Care Service Corp. A Mutual Legal
Reserve Co.
(d)
5.20%,  06/15/29 ................. 1,025 1,032,074
5.45%,  06/15/34 ................. 860 857,229
5.88%,  06/15/54 ................. 1,000 972,592
HealthEquity, Inc., 4.50%,  10/01/29
(d)
..... 580 547,481
Heartland Dental LLC, 10.50%,  04/30/28
(d)
.. 685 730,334
Highmark, Inc.
(d)
1.45%,  05/10/26 ................. 705 671,813
2.55%,  05/10/31 ................. 708 579,538
Hoag Memorial Hospital Presbyterian,
3.80%,  07/15/52 ................ 683 512,037
Horizon Mutual Holdings, Inc.,
6.20%,  11/15/34
(d)
................ 60 58,712
Humana, Inc.
1.35%,  02/03/27 ................. 1,057 987,116
3.95%,  03/15/27 ................. 966 949,265
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.75%,  03/01/28 ................. USD 635 $ 649,283
5.75%,  12/01/28 ................. 573 585,663
3.70%,  03/23/29 ................. 950 900,480
3.13%,  08/15/29 ................. 718 658,840
4.88%,  04/01/30 ................. 1,200 1,182,117
5.38%,  04/15/31 ................. 585 583,855
2.15%,  02/03/32 ................. 665 536,785
5.88%,  03/01/33 ................. 555 562,140
5.95%,  03/15/34 ................. 665 674,677
4.63%,  12/01/42 ................. 470 390,360
4.95%,  10/01/44 ................. 797 682,887
4.80%,  03/15/47 ................. 487 404,021
3.95%,  08/15/49 ................. 600 436,266
5.50%,  03/15/53 ................. 785 705,348
5.75%,  04/15/54 ................. 815 761,281
Icon Investments Six DAC
5.81%,  05/08/27 ................. 590 600,346
5.85%,  05/08/29 ................. 480 490,311
6.00%,  05/08/34 ................. 350 353,621
Indiana University Health, Inc. Obligated Group
3.97%,  11/01/48 ................. 590 466,343
Series 2021, 2.85%,  11/01/51 ......... 310 195,322
Inova Health System Foundation,
4.07%,  05/15/52
(e)
............... 420 335,424
Integris Baptist Medical Center, Inc., Series A,
3.88%,  08/15/50 ................ 515 368,930
Iowa Health System, Series 2020,
3.67%,  02/15/50 ................ 370 268,327
Johns Hopkins Health System Corp. (The),
3.84%,  05/15/46 ................ 361 285,966
Kaiser Foundation Hospitals
3.15%,  05/01/27 ................. 160 155,354
Series 2021, 2.81%,  06/01/41 ......... 972 688,483
4.88%,  04/01/42 ................. 581 537,769
4.15%,  05/01/47 ................. 1,515 1,237,971
Series 2019, 3.27%,  11/01/49 ......... 1,032 709,699
Series 2021, 3.00%,  06/01/51 ......... 1,239 802,267
Kedrion SpA, 6.50%,  09/01/29
(d)
........ 788 751,452
Laboratory Corp. of America Holdings
1.55%,  06/01/26 ................. 570 547,280
3.60%,  09/01/27 ................. 943 918,252
2.95%,  12/01/29 ................. 971 883,825
4.35%,  04/01/30 ................. 1,030 999,022
2.70%,  06/01/31 ................. 630 544,912
4.55%,  04/01/32 ................. 625 597,474
4.80%,  10/01/34 ................. 625 592,619
4.70%,  02/01/45 ................. 803 691,129
LifePoint Health, Inc.
(d)
4.38%,  02/15/27 ................. 585 584,612
5.38%,  01/15/29
(e)
................ 503 445,059
9.88%,  08/15/30 ................. 800 853,296
11.00%,  10/15/30 ................. 1,075 1,188,918
8.38%,  02/15/32 ................. 660 667,715
10.00%,  06/01/32 ................. 795 774,957
Mass General Brigham, Inc.
Series 2017, 3.77%,  07/01/48 ......... 486 372,687
Series 2020, 3.19%,  07/01/49 ......... 390 266,612
Series 2015, 4.12%,  07/01/55 ......... 135 106,585
Series 2020, 3.34%,  07/01/60 ......... 558 364,037
Mayo Clinic
3.77%,  11/15/43 ................. 365 296,283
Series 2013, 4.00%,  11/15/47 ......... 225 182,592
Series 2016, 4.13%,  11/15/52 ......... 345 279,228
Series 2021, 3.20%,  11/15/61 ......... 709 453,729

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
McKesson Corp.
1.30%,  08/15/26 ................. USD 806 $ 767,380
3.95%,  02/16/28 ................. 875 855,492
4.90%,  07/15/28 ................. 692 695,960
4.25%,  09/15/29 ................. 325 317,984
5.10%,  07/15/33 ................. 352 349,956
McLaren Health Care Corp., Series A,
4.39%,  05/15/48 ................ 415 348,751
MedStar Health, Inc., Series 20A,
3.63%,  08/15/49 ................ 380 275,230
Memorial Health Services, 3.45%,  11/01/49 . 389 275,384
Memorial Sloan-Kettering Cancer Center
5.00%,  07/01/42 ................. 530 500,738
Series 2020, 2.96%,  01/01/50 ......... 280 182,832
4.13%,  07/01/52 ................. 402 322,980
Series 2015, 4.20%,  07/01/55 ......... 466 377,785
Methodist Hospital (The), Series 20A,
2.71%,  12/01/50 ................ 498 304,550
ModivCare, Inc., 5.00%,  10/01/29
(d)(e)
..... 500 199,275
Molina Healthcare, Inc.
(d)
4.38%,  06/15/28 ................. 770 740,842
3.88%,  11/15/30 ................. 630 570,224
3.88%,  05/15/32 ................. 742 652,665
6.25%,  01/15/33 ................. 740 734,294
Montefiore Obligated Group
Series 18-C, 5.25%,  11/01/48 ......... 457 385,043
4.29%,  09/01/50
(e)
................ 312 216,396
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%,  11/15/52 ........ 275 200,592
Mount Sinai Hospital (The)
Series 2017, 3.98%,  07/01/48 ......... 358 256,535
Series 2019, 3.74%,  07/01/49 ......... 470 307,263
Series 2020, 3.39%,  07/01/50 ......... 448 268,487
MPH Acquisition Holdings LLC
(d)
5.50%,  09/01/28 ................. 1,020 786,465
5.75%,  12/31/30 ................. 85 67,701
  + 0.00%), 11.50%, (11.50% Cash or 5.00%
PIK), 12/31/30
(h)(i)
................ 130 111,386
6.75%, (6.75% Cash or 0.75% PIK),
03/31/31
(i)
..................... 726 399,220
MultiCare Health System, 2.80%,  08/15/50 .. 410 238,936
MyMichigan Health, Series 2020,
3.41%,  06/01/50 ................ 461 319,281
Nationwide Children's Hospital, Inc.,
4.56%,  11/01/52 ................. 253 220,076
New York & Presbyterian Hospital (The)
2.26%,  08/01/40 ................. 100 67,117
4.02%,  08/01/45 ................. 515 422,099
4.06%,  08/01/56 ................. 350 275,468
2.61%,  08/01/60 ................. 208 113,996
Series 2019, 3.95%,  08/01/2119 ....... 562 385,631
Northwell Healthcare, Inc.
3.98%,  11/01/46 ................. 447 344,208
4.26%,  11/01/47 ................. 820 658,705
3.81%,  11/01/49 ................. 540 397,495
Northwestern Memorial Healthcare Obligated
Group, Series 2021, 2.63%,  07/15/51 .... 285 173,959
Novant Health, Inc.
2.64%,  11/01/36 ................. 155 119,007
3.17%,  11/01/51 ................. 732 482,210
3.32%,  11/01/61 ................. 314 200,810
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series
2020, 2.67%,  10/01/50 ............. 330 199,556
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
NYU Langone Hospitals
Series 13-A, 5.75%,  07/01/43 ......... USD 95 $ 96,514
4.78%,  07/01/44 ................. 520 469,827
4.37%,  07/01/47 ................. 765 653,451
Series 2020, 3.38%,  07/01/55 ......... 215 145,246
OhioHealth Corp.
2.83%,  11/15/41 ................. 399 281,864
Series 2020, 3.04%,  11/15/50 ......... 360 239,934
Option Care Health, Inc., 4.38%,  10/31/29
(d)
. 504 471,219
Orlando Health Obligated Group
5.48%,  10/01/35 ................. 255 258,343
4.09%,  10/01/48 ................. 415 330,595
3.33%,  10/01/50 ................. 430 301,512
Owens & Minor, Inc.
(d)(e)
4.50%,  03/31/29 ................. 460 417,370
6.63%,  04/01/30 ................. 540 520,037
PeaceHealth Obligated Group
Series 2018, 4.79%,  11/15/48 ......... 582 488,963
Series 2020, 3.22%,  11/15/50 ......... 333 210,897
Pediatrix Medical Group, Inc.,
5.38%,  02/15/30
(d)
............... 400 383,676
Piedmont Healthcare, Inc.
Series 2032, 2.04%,  01/01/32 ......... 175 143,504
Series 2042, 2.72%,  01/01/42 ......... 188 131,182
2.86%,  01/01/52 ................. 536 328,626
Presbyterian Healthcare Services,
4.88%,  08/01/52 ................ 488 438,767
Prime Healthcare Services, Inc.,
9.38%,  09/01/29
(d)
............... 1,480 1,410,920
Providence St Joseph Health Obligated Group
Series H, 2.75%,  10/01/26 ........... 75 72,612
Series 19A, 2.53%,  10/01/29 ......... 196 176,460
5.40%,  10/01/33 ................. 735 736,621
Series I, 3.74%,  10/01/47 ............ 805 597,644
Series A, 3.93%,  10/01/48 ........... 395 301,443
Series 21A, 2.70%,  10/01/51
(e)
........ 165 96,145
Queen's Health Systems (The),
4.81%,  07/01/52 ................ 236 210,741
Quest Diagnostics, Inc.
3.45%,  06/01/26 ................. 616 606,578
4.60%,  12/15/27 ................. 935 933,191
4.20%,  06/30/29 ................. 795 772,726
4.63%,  12/15/29 ................. 1,030 1,017,666
2.95%,  06/30/30 ................. 816 736,390
2.80%,  06/30/31 ................. 635 555,533
6.40%,  11/30/33 ................. 715 767,788
5.00%,  12/15/34 ................. 545 528,137
4.70%,  03/30/45 ................. 355 310,173
Quorum Health Corp., 11.63%,  04/15/25
(b)(g)
. 50 —
Radiology Partners, Inc., 9.78%, (9.78% Cash
or 9.78% PIK), 02/15/30
(d)(i)
.......... 689 615,587
Rady Children's Hospital-San Diego, Series
21A, 3.15%,  08/15/51 ............. 230 153,461
Rede D'or Finance SARL
(f)
4.95%,  01/17/28 ................. 400 386,791
4.50%,  01/22/30
(e)
................ 900 819,964
Rush Obligated Group, Series 2020,
3.92%,  11/15/29 ................. 450 433,232
Seattle Children's Hospital, Series 2021,
2.72%,  10/01/50 ................ 525 323,137
Select Medical Corp., 6.25%,  12/01/32
(d)(e)
.. 610 599,170
Sentara Health, Series 2021, 2.93%,  11/01/51 115 72,617
Sharp HealthCare, Series 20B,
2.68%,  08/01/50 ................ 390 237,072

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
SSM Health Care Corp.
Series A, 3.82%,  06/01/27 ........... USD 325 $ 318,899
4.89%,  06/01/28 ................. 320 320,071
Stanford Health Care
Series 2020, 3.31%,  08/15/30 ......... 28 26,000
Series 2018, 3.80%,  11/15/48 ......... 580 445,737
3.03%,  08/15/51 ................. 380 249,338
Star Parent, Inc., 9.00%,  10/01/30
(d)
...... 985 1,036,711
Summa Health, 3.51%,  11/15/51 ........ 381 268,950
Surgery Center Holdings, Inc.,
7.25%,  04/15/32
(d)(e)
.............. 790 788,045
Sutter Health
Series 2018, 3.70%,  08/15/28 ......... 353 340,904
Series 20A, 2.29%,  08/15/30 ......... 234 203,652
5.16%,  08/15/33 ................. 490 485,574
Series 20A, 3.16%,  08/15/40 ......... 330 251,448
Series 2018, 4.09%,  08/15/48 ......... 559 450,291
Series 20A, 3.36%,  08/15/50 ......... 939 660,435
5.55%,  08/15/53
(e)
................ 85 85,580
Tenet Healthcare Corp.
6.25%,  02/01/27 ................. 1,445 1,446,756
5.13%,  11/01/27 ................. 1,575 1,557,056
4.63%,  06/15/28 ................. 595 575,634
6.13%,  10/01/28
(e)
................ 2,490 2,490,552
4.25%,  06/01/29 ................. 1,370 1,294,729
4.38%,  01/15/30 ................. 1,545 1,444,916
6.13%,  06/15/30 ................. 1,930 1,938,245
6.75%,  05/15/31
(e)
................ 1,304 1,334,046
6.88%,  11/15/31 ................. 367 378,480
Texas Health Resources
2.33%,  11/15/50 ................. 494 279,976
4.33%,  11/15/55
(e)
................ 290 238,826
Toledo Hospital (The)
Series B, 5.33%,  11/15/28
(e)
.......... 317 311,019
5.75%,  11/15/38 ................. 819 807,500
4.98%,  11/15/45 ................. 270 200,778
6.02%,  11/15/48 ................. 398 356,048
Trinity Health Corp.
Series 2021, 2.63%,  12/01/40 ......... 362 253,088
4.13%,  12/01/45 ................. 503 412,895
Series 2019, 3.43%,  12/01/48
(e)
........ 407 302,463
UMass Memorial Health Care Obligated Group,
5.36%,  07/01/52 ................ 115 106,326
UnitedHealth Group, Inc.
3.10%,  03/15/26 ................. 1,585 1,562,300
1.15%,  05/15/26 ................. 1,090 1,044,916
4.75%,  07/15/26 ................. 460 462,106
3.45%,  01/15/27 ................. 1,185 1,162,493
3.38%,  04/15/27 ................. 1,042 1,016,349
4.60%,  04/15/27 ................. 515 515,878
3.70%,  05/15/27 ................. 420 412,014
2.95%,  10/15/27 ................. 750 718,922
5.25%,  02/15/28 ................. 1,355 1,378,575
3.85%,  06/15/28 ................. 1,495 1,456,495
3.88%,  12/15/28 ................. 1,130 1,098,016
4.25%,  01/15/29 ................. 1,110 1,089,891
4.70%,  04/15/29 ................. 650 648,036
4.00%,  05/15/29 ................. 995 964,202
2.88%,  08/15/29 ................. 984 908,523
4.80%,  01/15/30 ................. 1,435 1,432,822
5.30%,  02/15/30 ................. 1,395 1,421,489
2.00%,  05/15/30 ................. 1,380 1,193,671
4.90%,  04/15/31 ................. 1,125 1,121,278
2.30%,  05/15/31 ................. 1,359 1,161,162
4.95%,  01/15/32 ................. 1,725 1,709,249
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.20%,  05/15/32 ................. USD 1,505 $ 1,423,194
5.35%,  02/15/33 ................. 1,790 1,803,011
4.50%,  04/15/33 ................. 1,485 1,410,942
5.00%,  04/15/34 ................. 1,160 1,135,000
5.15%,  07/15/34 ................. 2,085 2,061,228
4.63%,  07/15/35 ................. 1,015 961,178
5.80%,  03/15/36 ................. 863 891,554
6.50%,  06/15/37 ................. 530 576,749
6.63%,  11/15/37 ................. 711 783,147
6.88%,  02/15/38 ................. 1,127 1,270,759
3.50%,  08/15/39 ................. 1,250 993,714
2.75%,  05/15/40 ................. 604 426,597
5.70%,  10/15/40 ................. 230 230,737
5.95%,  02/15/41 ................. 460 471,518
3.05%,  05/15/41 ................. 1,085 783,448
4.63%,  11/15/41 ................. 703 619,559
4.38%,  03/15/42 ................. 730 623,315
3.95%,  10/15/42 ................. 536 430,925
4.25%,  03/15/43 ................. 921 774,395
5.50%,  07/15/44 ................. 2,150 2,088,254
4.75%,  07/15/45 ................. 1,599 1,411,928
4.20%,  01/15/47 ................. 662 533,704
4.25%,  04/15/47 ................. 994 804,867
3.75%,  10/15/47 ................. 1,078 801,724
4.25%,  06/15/48 ................. 1,019 818,710
4.45%,  12/15/48 ................. 882 727,877
3.70%,  08/15/49 ................. 1,040 756,132
2.90%,  05/15/50 ................. 988 613,416
3.25%,  05/15/51 ................. 1,951 1,285,556
4.75%,  05/15/52 ................. 1,910 1,633,699
5.88%,  02/15/53 ................. 1,700 1,705,740
5.05%,  04/15/53 ................. 1,965 1,755,797
5.38%,  04/15/54 ................. 1,500 1,403,525
5.63%,  07/15/54 ................. 2,735 2,656,606
3.88%,  08/15/59 ................. 1,162 819,003
3.13%,  05/15/60 ................. 1,017 603,931
4.95%,  05/15/62 ................. 845 726,205
6.05%,  02/15/63 ................. 1,390 1,411,342
5.20%,  04/15/63 ................. 1,815 1,617,689
5.50%,  04/15/64 ................. 1,005 936,461
5.75%,  07/15/64 ................. 1,805 1,751,982
Universal Health Services, Inc.
1.65%,  09/01/26 ................. 735 698,330
4.63%,  10/15/29 ................. 615 594,362
2.65%,  10/15/30 ................. 988 850,969
2.65%,  01/15/32 ................. 605 497,977
5.05%,  10/15/34 ................. 430 400,992
UPMC
5.04%,  05/15/33 ................. 200 196,517
5.38%,  05/15/43 ................. 25 24,390
US Acute Care Solutions LLC,
9.75%,  05/15/29
(d)
............... 980 997,203
WakeMed, Series A, 3.29%,  10/01/52 ..... 144 99,624
West Virginia United Health System Obligated
Group, Series 2020, 3.13%,  06/01/50 .... 95 59,933
Willis-Knighton Medical Center
Series 2018, 4.81%,  09/01/48 ......... 449 386,502
Series 2021, 3.07%,  03/01/51 ......... 507 314,569
Yale-New Haven Health Services Corp., Series
2020, 2.50%,  07/01/50
(e)
............ 324 187,100
378,400,670
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%,  04/15/26 ................. 420 415,231

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
3.95%,  01/15/27 ................. USD 415 $ 408,926
3.95%,  01/15/28 ................. 762 742,948
4.50%,  07/30/29 ................. 521 508,671
2.75%,  12/15/29 ................. 455 409,481
4.70%,  07/01/30 ................. 708 691,592
4.90%,  12/15/30 ................. 650 641,699
3.38%,  08/15/31 ................. 805 723,961
2.00%,  05/18/32 ................. 935 748,281
1.88%,  02/01/33 ................. 1,103 850,668
2.95%,  03/15/34 ................. 1,295 1,064,338
4.75%,  04/15/35 ................. 510 478,520
5.50%,  10/01/35 ................. 475 472,101
5.25%,  05/15/36 ................. 245 237,165
4.85%,  04/15/49 ................. 260 222,504
4.00%,  02/01/50 ................. 886 662,689
3.00%,  05/18/51 ................. 857 522,839
3.55%,  03/15/52 ................. 940 640,499
5.15%,  04/15/53 ................. 435 386,286
5.63%,  05/15/54 ................. 580 552,503
CTR Partnership LP, 3.88%,  06/30/28
(d)
.... 400 380,335
Diversified Healthcare Trust
(e)
4.75%,  02/15/28 ................. 507 444,702
4.38%,  03/01/31 ................. 505 388,763
DOC DR LLC
4.30%,  03/15/27 ................. 295 292,002
3.95%,  01/15/28 ................. 185 180,042
2.63%,  11/01/31 ................. 670 569,321
Healthcare Realty Holdings LP
3.50%,  08/01/26 ................. 713 698,125
3.75%,  07/01/27 ................. 430 417,835
3.10%,  02/15/30 ................. 505 453,892
2.00%,  03/15/31 ................. 1,166 962,167
Healthpeak OP LLC
3.25%,  07/15/26 ................. 644 630,607
1.35%,  02/01/27 ................. 275 257,232
2.13%,  12/01/28 ................. 910 822,136
3.50%,  07/15/29 ................. 871 816,326
3.00%,  01/15/30 ................. 930 845,614
2.88%,  01/15/31 ................. 645 570,196
5.25%,  12/15/32 ................. 820 815,252
6.75%,  02/01/41 ................. 246 267,405
MPT Operating Partnership LP
5.25%,  08/01/26
(e)
................ 488 487,964
5.00%,  10/15/27
(e)
................ 1,375 1,230,579
4.63%,  08/01/29
(e)
................ 884 675,829
3.50%,  03/15/31 ................. 1,280 858,890
8.50%,  02/15/32
(d)
................ 200 203,210
National Health Investors, Inc.,
3.00%,  02/01/31 ................ 623 534,896
Omega Healthcare Investors, Inc.
4.50%,  04/01/27 ................. 770 762,207
4.75%,  01/15/28 ................. 728 722,095
3.63%,  10/01/29 ................. 430 398,403
3.38%,  02/01/31 ................. 660 587,589
3.25%,  04/15/33 ................. 595 500,252
Sabra Health Care LP
5.13%,  08/15/26 ................. 502 502,405
3.90%,  10/15/29 ................. 621 582,956
3.20%,  12/01/31 ................. 660 565,507
Ventas Realty LP
3.25%,  10/15/26 ................. 401 390,973
3.85%,  04/01/27 ................. 341 333,690
4.00%,  03/01/28 ................. 674 657,542
4.40%,  01/15/29 ................. 943 919,963
3.00%,  01/15/30 ................. 290 263,129
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
4.75%,  11/15/30 ................. USD 785 $ 768,166
2.50%,  09/01/31 ................. 480 406,963
5.63%,  07/01/34 ................. 255 256,714
5.00%,  01/15/35 ................. 265 253,608
5.70%,  09/30/43 ................. 205 199,270
4.38%,  02/01/45 ................. 265 216,263
4.88%,  04/15/49 ................. 400 344,774
Welltower OP LLC
4.25%,  04/01/26 ................. 781 778,020
2.70%,  02/15/27 ................. 775 745,929
4.25%,  04/15/28 ................. 1,030 1,011,731
2.05%,  01/15/29 ................. 730 654,592
4.13%,  03/15/29 ................. 730 708,164
3.10%,  01/15/30 ................. 890 815,241
2.75%,  01/15/31 ................. 800 703,469
2.80%,  06/01/31 ................. 627 547,995
2.75%,  01/15/32 ................. 690 589,526
3.85%,  06/15/32 ................. 599 548,650
6.50%,  03/15/41 ................. 267 286,562
4.95%,  09/01/48 ................. 565 507,980
42,714,550
Health Care Technology — 0.0%
IQVIA, Inc.
5.00%,  10/15/26
(d)
................ 1,020 1,015,736
5.00%,  05/15/27
(d)
................ 1,095 1,083,799
5.70%,  05/15/28 ................. 1,075 1,091,605
6.25%,  02/01/29 ................. 1,285 1,331,565
6.50%,  05/15/30
(d)
................ 495 505,471
5,028,176
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
Series F, 4.50%,  02/01/26 ........... 657 653,822
Series H, 3.38%,  12/15/29 ........... 315 290,511
Series I, 3.50%,  09/15/30 ............ 807 733,568
Series J, 2.90%,  12/15/31 ........... 690 589,594
5.70%,  07/01/34 ................. 475 470,935
5.50%,  04/15/35 ................. 580 564,414
Park Intermediate Holdings LLC
(d)
5.88%,  10/01/28 ................. 695 687,233
4.88%,  05/15/29 ................. 720 688,094
7.00%,  02/01/30 ................. 550 563,086
Pebblebrook Hotel LP, 6.38%,  10/15/29
(d)
... 383 382,329
RHP Hotel Properties LP
4.75%,  10/15/27 ................. 679 664,675
7.25%,  07/15/28
(d)
................ 395 408,864
4.50%,  02/15/29
(d)
................ 600 571,821
6.50%,  04/01/32
(d)
................ 970 977,358
RLJ Lodging Trust LP
(d)
3.75%,  07/01/26 ................. 490 479,570
4.00%,  09/15/29 ................. 495 454,735
Service Properties Trust
5.25%,  02/15/26 ................. 340 334,191
4.75%,  10/01/26 ................. 453 437,939
4.95%,  02/15/27 ................. 400 386,726
5.50%,  12/15/27 ................. 440 423,509
3.95%,  01/15/28
(e)
................ 400 353,298
8.38%,  06/15/29 ................. 675 674,781
4.95%,  10/01/29
(e)
................ 429 354,494
4.38%,  02/15/30
(e)
................ 404 325,036
8.63%,  11/15/31
(d)
................ 955 1,013,480
8.88%,  06/15/32
(e)
................ 480 467,021
XHR LP
(d)
4.88%,  06/01/29 ................. 500 475,251

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
6.63%,  05/15/30 ................. USD 385 $ 389,160
14,815,495
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(d)
3.88%,  01/15/28 ................. 1,520 1,450,951
4.38%,  01/15/28 ................. 737 709,426
3.50%,  02/15/29 ................. 775 716,839
6.13%,  06/15/29 ................. 1,180 1,195,770
5.63%,  09/15/29 ................. 490 488,301
4.00%,  10/15/30 ................. 2,875 2,602,568
Acushnet Co., 7.38%,  10/15/28
(d)
........ 345 358,528
Affinity Interactive, 6.88%,  12/15/27
(d)
..... 540 457,861
Allwyn Entertainment Financing UK plc,
7.88%,  04/30/29
(f)
................ 1,000 1,042,350
Alsea SAB de CV, 7.75%,  12/14/26
(e)(f)
..... 400 404,178
Arcos Dorados BV, 6.38%,  01/29/32
(d)
..... 400 399,915
Bloomin' Brands, Inc., 5.13%,  04/15/29
(d)(e)
.. 302 276,183
Booking Holdings, Inc.
3.60%,  06/01/26 ................. 1,082 1,069,379
3.55%,  03/15/28 ................. 723 700,365
4.63%,  04/13/30 ................. 1,589 1,574,052
Boyd Gaming Corp.
4.75%,  12/01/27 ................. 985 967,418
4.75%,  06/15/31
(d)
................ 865 806,888
Boyne USA, Inc., 4.75%,  05/15/29
(d)
...... 680 646,258
Brinker International, Inc., 8.25%,  07/15/30
(d)
. 350 373,366
Caesars Entertainment, Inc.
(d)
8.13%,  07/01/27 ................. 538 543,604
4.63%,  10/15/29
(e)
................ 1,185 1,117,083
7.00%,  02/15/30 ................. 1,905 1,964,964
6.50%,  02/15/32 ................. 1,480 1,498,204
6.00%,  10/15/32
(e)
................ 1,085 1,055,452
Carnival Corp.
7.63%,  03/01/26
(d)
................ 1,285 1,286,942
5.75%,  03/01/27
(d)
................ 2,645 2,650,987
6.65%,  01/15/28 ................. 204 208,456
4.00%,  08/01/28
(d)
................ 2,245 2,140,724
6.00%,  05/01/29
(d)
................ 1,915 1,916,183
7.00%,  08/15/29
(d)
................ 635 665,786
10.50%,  06/01/30
(d)
............... 955 1,019,992
6.13%,  02/15/33
(d)
................ 1,490 1,493,200
Carnival Holdings Bermuda Ltd.,
10.38%,  05/01/28
(d)
............... 2,080 2,213,428
CCM Merger, Inc., 6.38%,  05/01/26
(d)
..... 280 279,690
CEC Entertainment LLC, 6.75%,  05/01/26
(d)
. 635 635,710
Cedar Fair LP
5.38%,  04/15/27 ................. 480 477,878
6.50%,  10/01/28 ................. 290 291,949
5.25%,  07/15/29 ................. 441 424,765
Choice Hotels International, Inc.
3.70%,  12/01/29 ................. 430 400,804
3.70%,  01/15/31 ................. 565 511,897
5.85%,  08/01/34 ................. 500 497,716
Churchill Downs, Inc.
(d)
5.50%,  04/01/27 ................. 575 572,158
4.75%,  01/15/28 ................. 675 657,364
5.75%,  04/01/30 ................. 1,150 1,137,054
6.75%,  05/01/31 ................. 580 590,611
Darden Restaurants, Inc.
3.85%,  05/01/27 ................. 929 911,080
4.35%,  10/15/27 ................. 420 415,473
4.55%,  10/15/29 ................. 345 337,388
6.30%,  10/10/33 ................. 270 283,423
4.55%,  02/15/48 ................. 290 235,088
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Empire Resorts, Inc., 7.75%,  11/01/26
(d)
.... USD 300 $ 288,139
Everi Holdings, Inc., 5.00%,  07/15/29
(d)
.... 385 386,472
Expedia Group, Inc.
5.00%,  02/15/26 ................. 568 569,130
4.63%,  08/01/27 ................. 975 970,718
3.80%,  02/15/28 ................. 960 931,698
3.25%,  02/15/30 ................. 1,332 1,228,220
2.95%,  03/15/31 ................. 365 322,758
Fertitta Entertainment LLC
(d)
4.63%,  01/15/29 ................. 965 907,681
6.75%,  01/15/30 ................. 1,210 1,140,415
Flutter Treasury DAC, 6.38%,  04/29/29
(d)
... 135 137,419
Fortune Star BVI Ltd.
(f)
5.00%,  05/18/26 ................. 400 384,845
5.05%,  01/27/27 ................. 400 376,512
8.50%,  05/19/28 ................. 400 402,280
Full House Resorts, Inc., 8.25%,  02/15/28
(d)
. 455 458,934
GENM Capital Labuan Ltd., 3.88%,  04/19/31
(f)
1,000 883,010
Genting New York LLC, 7.25%,  10/01/29
(d)
.. 625 644,598
Gohl Capital Ltd., 4.25%,  01/24/27
(f)
...... 1,575 1,535,868
GPS Hospitality Holding Co. LLC,
7.00%,  08/15/28
(d)(e)
.............. 395 228,663
Great Canadian Gaming Corp.,
8.75%,  11/15/29
(d)
................ 525 544,966
Hilton Domestic Operating Co., Inc.
5.75%,  05/01/28
(d)
................ 472 473,093
5.88%,  04/01/29
(d)
................ 550 553,845
3.75%,  05/01/29
(d)
................ 760 710,314
4.88%,  01/15/30 ................. 960 929,715
4.00%,  05/01/31
(d)
................ 1,081 984,780
3.63%,  02/15/32
(d)
................ 1,515 1,332,718
6.13%,  04/01/32
(d)
................ 445 448,801
5.88%,  03/15/33
(d)
................ 975 967,880
Hilton Grand Vacations Borrower LLC
(d)
5.00%,  06/01/29 ................. 819 779,821
4.88%,  07/01/31 ................. 495 449,642
6.63%,  01/15/32 ................. 890 901,576
Hilton Worldwide Finance LLC,
4.88%,  04/01/27 ................ 546 542,915
Hyatt Hotels Corp.
(k)
4.85%,  03/15/26 ................. 559 559,388
5.75%,  01/30/27 ................. 675 686,111
4.38%,  09/15/28 ................. 975 952,718
5.25%,  06/30/29 ................. 440 441,391
5.75%,  04/23/30 ................. 535 547,516
5.38%,  12/15/31 ................. 450 448,524
5.50%,  06/30/34 ................. 425 420,307
International Game Technology plc
(d)
4.13%,  04/15/26 ................. 715 706,430
6.25%,  01/15/27 ................. 725 734,451
5.25%,  01/15/29 ................. 750 737,996
Jacobs Entertainment, Inc., 6.75%,  02/15/29
(d)
495 486,311
KFC Holding Co., 4.75%,  06/01/27
(d)
...... 719 710,509
Las Vegas Sands Corp.
3.50%,  08/18/26 ................. 858 837,239
5.90%,  06/01/27 ................. 260 263,444
3.90%,  08/08/29 ................. 1,000 930,811
6.00%,  08/15/29 ................. 455 461,040
6.20%,  08/15/34 ................. 490 491,983
Life Time, Inc.
(d)
8.00%,  04/15/26 ................. 440 440,000
6.00%,  11/15/31 ................. 505 504,751
Light & Wonder International, Inc.
(d)
7.00%,  05/15/28 ................. 680 682,501
7.25%,  11/15/29 ................. 497 512,029

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.50%,  09/01/31 ................. USD 555 $ 578,271
Lindblad Expeditions Holdings, Inc.,
9.00%,  05/15/28
(d)
............... 275 288,733
Lindblad Expeditions LLC, 6.75%,  02/15/27
(d)
350 351,450
MajorDrive Holdings IV LLC, 6.38%,  06/01/29
(d)
515 440,953
Marriott International, Inc.
Series R, 3.13%,  06/15/26 ........... 818 801,231
5.45%,  09/15/26 ................. 535 541,157
5.00%,  10/15/27 ................. 1,080 1,088,063
Series X, 4.00%,  04/15/28 ........... 433 422,501
5.55%,  10/15/28 ................. 430 439,209
Series AA, 4.65%,  12/01/28 .......... 116 115,152
4.90%,  04/15/29 ................. 790 789,387
4.88%,  05/15/29 ................. 185 184,662
4.80%,  03/15/30 ................. 90 89,052
Series FF, 4.63%,  06/15/30 .......... 1,350 1,322,889
Series HH, 2.85%,  04/15/31 .......... 760 668,363
Series GG, 3.50%,  10/15/32 .......... 1,176 1,036,978
Series II, 2.75%,  10/15/33 ........... 275 225,365
5.30%,  05/15/34 ................. 515 510,359
5.35%,  03/15/35 ................. 1,180 1,163,500
Marriott Ownership Resorts, Inc.
(e)
4.75%,  01/15/28 ................. 330 318,258
4.50%,  06/15/29
(d)
................ 485 455,683
McDonald's Corp.
3.50%,  03/01/27 ................. 988 966,878
3.50%,  07/01/27 ................. 1,362 1,328,111
3.80%,  04/01/28 ................. 962 937,903
4.80%,  08/14/28 ................. 885 890,411
5.00%,  05/17/29 ................. 405 408,869
2.63%,  09/01/29 ................. 1,120 1,023,382
2.13%,  03/01/30 ................. 1,065 934,636
3.60%,  07/01/30 ................. 996 936,678
4.60%,  09/09/32 ................. 665 648,072
4.95%,  08/14/33
(e)
................ 575 570,084
5.20%,  05/17/34
(e)
................ 395 398,881
4.70%,  12/09/35 ................. 953 911,633
6.30%,  10/15/37 ................. 760 821,365
6.30%,  03/01/38 ................. 806 870,390
5.70%,  02/01/39 ................. 326 334,343
4.88%,  07/15/40 ................. 382 353,257
3.70%,  02/15/42 ................. 380 298,339
3.63%,  05/01/43 ................. 484 371,453
4.60%,  05/26/45 ................. 478 414,893
4.88%,  12/09/45 ................. 1,231 1,106,087
4.45%,  03/01/47 ................. 1,226 1,032,502
4.45%,  09/01/48 ................. 792 662,036
3.63%,  09/01/49 ................. 1,604 1,164,303
4.20%,  04/01/50 ................. 748 592,947
5.15%,  09/09/52 ................. 520 476,029
5.45%,  08/14/53 ................. 955 911,571
Meituan
(f)
4.50%,  04/02/28 ................. 1,400 1,374,355
4.63%,  10/02/29 ................. 1,400 1,364,647
3.05%,  10/28/30 ................. 1,400 1,246,364
Melco Resorts Finance Ltd.
5.25%,  04/26/26
(f)
................. 454 450,670
5.63%,  07/17/27
(f)
................. 595 580,993
5.75%,  07/21/28
(d)
................ 850 813,082
5.38%,  12/04/29
(d)
................ 1,125 1,032,549
7.63%,  04/17/32
(d)
................ 740 740,730
Merlin Entertainments Group US Holdings, Inc.,
7.38%,  02/15/31
(d)(e)
.............. 505 489,991
Merlin Entertainments Ltd., 5.75%,  06/15/26
(d)
390 394,245
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd.
(d)
5.88%,  05/15/26 ................. USD 720 $ 719,689
4.75%,  02/01/27 ................. 750 734,210
7.13%,  06/26/31 ................. 500 510,259
MGM Resorts International
4.63%,  09/01/26 ................. 342 338,537
5.50%,  04/15/27 ................. 673 673,837
4.75%,  10/15/28 ................. 740 718,008
6.13%,  09/15/29 ................. 835 835,229
6.50%,  04/15/32 ................. 725 726,133
Midwest Gaming Borrower LLC,
4.88%,  05/01/29
(d)
............... 720 684,585
Minor International PCL, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
7.92%), 2.70%
(f)(h)(j)
............... 200 193,542
Mohegan Tribal Gaming Authority
(d)
8.00%,  02/01/26 ................. 1,155 1,150,684
13.25%,  12/15/27 ................. 505 572,664
Motion Bondco DAC, 6.63%,  11/15/27
(d)
.... 415 399,496
Motion Finco SARL, 8.38%,  02/15/32
(d)
.... 200 201,316
NCL Corp. Ltd.
(d)
5.88%,  03/15/26 ................. 216 216,789
5.88%,  02/15/27 ................. 955 958,216
8.13%,  01/15/29 ................. 780 827,615
7.75%,  02/15/29 ................. 600 637,185
6.25%,  03/01/30
(e)
................ 320 321,799
6.75%,  02/01/32 ................. 1,046 1,062,494
NCL Finance Ltd., 6.13%,  03/15/28
(d)
..... 505 510,303
Ontario Gaming GTA LP, 8.00%,  08/01/30
(d)(e)
400 414,140
Papa John's International, Inc.,
3.88%,  09/15/29
(d)(e)
.............. 390 354,247
Penn Entertainment, Inc.
(d)
5.63%,  01/15/27 ................. 390 386,499
4.13%,  07/01/29 ................. 385 350,556
Premier Entertainment Sub LLC
(d)
5.63%,  09/01/29 ................. 730 539,234
5.88%,  09/01/31 ................. 705 478,089
Raising Cane's Restaurants LLC,
9.38%,  05/01/29
(d)
............... 480 513,863
Resorts World Las Vegas LLC
4.63%,  04/16/29
(f)
................. 800 711,121
8.45%,  07/27/30
(d)
................ 407 422,623
4.63%,  04/06/31
(d)
................ 620 528,531
Rivers Enterprise Borrower LLC,
6.63%,  02/01/33
(d)
............... 125 124,680
Royal Caribbean Cruises Ltd.
4.25%,  07/01/26
(d)
................ 585 577,017
5.50%,  08/31/26
(d)
................ 987 987,809
5.38%,  07/15/27
(d)
................ 955 955,199
7.50%,  10/15/27 ................. 300 316,984
3.70%,  03/15/28 ................. 501 479,333
5.50%,  04/01/28
(d)
................ 1,455 1,459,995
5.63%,  09/30/31
(d)
................ 1,570 1,559,697
6.25%,  03/15/32
(d)
................ 1,260 1,282,181
6.00%,  02/01/33
(d)
................ 1,915 1,931,239
Sabre GLBL, Inc.
(d)(e)
8.63%,  06/01/27 ................. 885 890,346
10.75%,  11/15/29 ................. 777 805,566
Sands China Ltd.
(k)
2.30%,  03/08/27 ................. 755 709,630
5.40%,  08/08/28 ................. 1,973 1,968,331
2.85%,  03/08/29 ................. 690 619,571
4.38%,  06/18/30 ................. 805 751,714
3.25%,  08/08/31 ................. 720 619,224

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP,
6.63%,  03/01/30
(d)
............... USD 795 $ 774,049
SeaWorld Parks & Entertainment, Inc.,
5.25%,  08/15/29
(d)
............... 700 676,244
Six Flags Entertainment Corp.
(d)
5.50%,  04/15/27 ................. 480 476,892
7.25%,  05/15/31
(e)
................ 795 818,647
6.63%,  05/01/32 ................. 820 837,708
Sodexo, Inc.
(d)
1.63%,  04/16/26
(e)
................ 535 514,042
2.72%,  04/16/31 ................. 430 371,791
Speedway Motorsports LLC, 4.88%,  11/01/27
(d)
350 339,685
Starbucks Corp.
4.75%,  02/15/26 ................. 560 561,425
2.45%,  06/15/26 ................. 780 758,190
4.85%,  02/08/27 ................. 615 617,771
2.00%,  03/12/27 ................. 1,215 1,151,311
3.50%,  03/01/28 ................. 622 601,409
4.00%,  11/15/28 ................. 1,010 983,171
3.55%,  08/15/29 ................. 1,068 1,014,020
2.25%,  03/12/30 ................. 713 626,610
2.55%,  11/15/30 ................. 1,411 1,241,504
4.90%,  02/15/31
(e)
................ 755 755,798
3.00%,  02/14/32 ................. 890 780,840
4.80%,  02/15/33 ................. 530 519,127
5.00%,  02/15/34 ................. 565 555,897
4.30%,  06/15/45 ................. 305 249,239
3.75%,  12/01/47 ................. 560 411,653
4.50%,  11/15/48 ................. 931 777,066
4.45%,  08/15/49 ................. 930 763,193
3.35%,  03/12/50 ................. 645 432,005
3.50%,  11/15/50 ................. 1,173 818,833
Station Casinos LLC
(d)
4.50%,  02/15/28 ................. 670 642,166
4.63%,  12/01/31 ................. 505 458,382
6.63%,  03/15/32 ................. 500 502,948
Studio City Co. Ltd., 7.00%,  02/15/27
(d)
.... 351 353,693
Studio City Finance Ltd.
(d)
6.50%,  01/15/28 ................. 510 497,224
5.00%,  01/15/29 ................. 1,085 989,585
Sunny Express Enterprises Corp.
(f)
2.95%,  03/01/27 ................. 600 581,170
3.00%,  10/23/29 ................. 400 370,281
3.13%,  04/23/30 ................. 600 557,069
TKC Holdings, Inc.
(d)
6.88%,  05/15/28 ................. 435 434,182
10.50%,  05/15/29 ................. 675 688,481
Travel + Leisure Co.
6.63%,  07/31/26
(d)
................ 640 649,722
6.00%,  04/01/27 ................. 410 413,184
4.50%,  12/01/29
(d)
................ 630 596,309
4.63%,  03/01/30
(d)
................ 345 323,484
Vail Resorts, Inc., 6.50%,  05/15/32
(d)
...... 595 604,179
Viking Cruises Ltd.
(d)
5.88%,  09/15/27 ................. 775 772,647
7.00%,  02/15/29 ................. 495 499,673
9.13%,  07/15/31 ................. 715 774,200
Viking Ocean Cruises Ship VII Ltd.,
5.63%,  02/15/29
(d)
............... 354 350,104
VOC Escrow Ltd., 5.00%,  02/15/28
(d)
...... 655 640,263
Wyndham Hotels & Resorts, Inc.,
4.38%,  08/15/28
(d)
............... 490 470,699
Wynn Las Vegas LLC, 5.25%,  05/15/27
(d)
... 885 879,191
Wynn Macau Ltd.
(d)
5.50%,  10/01/27 ................. 745 729,111
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.63%,  08/26/28 ................. USD 1,335 $ 1,288,703
5.13%,  12/15/29
(e)
................ 990 921,759
Wynn Resorts Finance LLC
(d)
5.13%,  10/01/29 ................. 747 723,590
7.13%,  02/15/31 ................. 985 1,029,932
6.25%,  03/15/33 ................. 775 767,714
Yum! Brands, Inc.
4.75%,  01/15/30
(d)
................ 770 739,441
3.63%,  03/15/31 ................. 1,016 909,448
4.63%,  01/31/32 ................. 1,075 1,001,683
5.38%,  04/01/32 ................. 970 948,175
6.88%,  11/15/37 ................. 335 362,138
5.35%,  11/01/43 ................. 277 264,046
193,225,125
Household Durables — 0.1%
Adams Homes, Inc., 9.25%,  10/15/28
(d)
.... 395 411,967
Albion Financing 1 SARL, 6.50%,  10/15/26
(b)(d)
482 347,098
Arcelik A/S, 8.50%,  09/25/28
(f)
.......... 400 412,846
Ashton Woods USA LLC
(d)
6.63%,  01/15/28 ................. 250 250,668
4.63%,  08/01/29 ................. 355 328,299
4.63%,  04/01/30 ................. 410 377,579
Beazer Homes USA, Inc.
5.88%,  10/15/27 ................. 355 353,011
7.25%,  10/15/29
(e)
................ 355 358,309
7.50%,  03/15/31
(d)
................ 255 257,819
Brookfield Residential Properties, Inc.
(d)
6.25%,  09/15/27 ................. 577 574,195
5.00%,  06/15/29 ................. 350 325,803
4.88%,  02/15/30 ................. 495 453,141
CD&R Smokey Buyer, Inc., 9.50%,  10/15/29
(d)
760 758,456
Century Communities, Inc.
6.75%,  06/01/27 ................. 494 496,912
3.88%,  08/15/29
(d)
................ 493 448,383
DR Horton, Inc.
1.30%,  10/15/26 ................. 715 675,801
1.40%,  10/15/27 ................. 390 357,763
5.00%,  10/15/34 ................. 40 38,715
Dream Finders Homes, Inc., 8.25%,  08/15/28
(d)
300 310,793
Empire Communities Corp., 9.75%,  05/01/29
(d)
470 490,057
Installed Building Products, Inc.,
5.75%,  02/01/28
(d)
............... 305 301,043
K. Hovnanian Enterprises, Inc.,
11.75%,  09/30/29
(d)
............... 425 462,044
KB Home
6.88%,  06/15/27 ................. 295 303,940
4.80%,  11/15/29 ................. 304 291,308
7.25%,  07/15/30
(e)
................ 330 341,890
4.00%,  06/15/31
(e)
................ 375 335,292
Landsea Homes Corp., 8.88%,  04/01/29
(d)
.. 300 300,478
Leggett & Platt, Inc.
3.50%,  11/15/27 ................. 613 583,181
4.40%,  03/15/29 ................. 556 527,010
3.50%,  11/15/51 ................. 540 332,734
Lennar Corp.
5.25%,  06/01/26 ................. 605 607,358
5.00%,  06/15/27 ................. 935 937,748
4.75%,  11/29/27 ................. 740 738,429
LG Electronics, Inc.
(f)
5.63%,  04/24/27 ................. 400 405,239
5.63%,  04/24/29 ................. 200 202,725
LGI Homes, Inc.
(d)
8.75%,  12/15/28 ................. 405 429,006
4.00%,  07/15/29 ................. 310 281,134

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
7.00%,  11/15/32 ................. USD 400 $ 398,505
M/I Homes, Inc.
4.95%,  02/01/28 ................. 380 373,191
3.95%,  02/15/30 ................. 310 284,140
Mattamy Group Corp.
(d)
5.25%,  12/15/27 ................. 495 484,088
4.63%,  03/01/30 ................. 600 559,420
MDC Holdings, Inc.
3.85%,  01/15/30 ................. 565 531,964
2.50%,  01/15/31 ................. 631 544,624
6.00%,  01/15/43 ................. 675 667,287
3.97%,  08/06/61
(e)
................ 145 108,695
Meritage Homes Corp.
5.13%,  06/06/27 ................. 325 325,274
3.88%,  04/15/29
(d)
................ 665 625,380
Midea Investment Development Co. Ltd.,
2.88%,  02/24/27
(f)
................ 400 385,553
Mohawk Industries, Inc.
5.85%,  09/18/28 ................. 895 922,649
3.63%,  05/15/30 ................. 530 492,726
New Home Co., Inc. (The), 9.25%,  10/01/29
(d)
300 306,711
Newell Brands, Inc.
(k)
5.70%,  04/01/26 ................. 1,234 1,238,476
6.38%,  09/15/27
(e)
................ 490 499,736
6.63%,  09/15/29 ................. 493 505,479
6.38%,  05/15/30 ................. 850 860,845
6.63%,  05/15/32 ................. 485 491,176
6.88%,  04/01/36
(e)
................ 405 414,548
7.00%,  04/01/46 ................. 637 612,505
NVR, Inc., 3.00%,  05/15/30 ........... 330 297,434
Panasonic Holdings Corp.
(d)
3.11%,  07/19/29 ................. 385 358,281
5.30%,  07/16/34
(e)
................ 500 499,671
PulteGroup, Inc.
5.00%,  01/15/27 ................. 669 671,324
7.88%,  06/15/32 ................. 328 375,153
6.38%,  05/15/33 ................. 430 452,623
6.00%,  02/15/35 ................. 478 488,545
Shea Homes LP
4.75%,  02/15/28 ................. 442 427,872
4.75%,  04/01/29 ................. 310 294,459
STL Holding Co. LLC, 8.75%,  02/15/29
(d)
... 261 278,193
Taylor Morrison Communities, Inc.
(d)
5.88%,  06/15/27 ................. 495 498,521
5.75%,  01/15/28 ................. 450 450,650
5.13%,  08/01/30 ................. 505 488,956
Tempur Sealy International, Inc.
(d)
4.00%,  04/15/29 ................. 790 735,645
3.88%,  10/15/31 ................. 795 698,189
Toll Brothers Finance Corp.
4.88%,  03/15/27 ................. 929 928,606
4.35%,  02/15/28 ................. 605 593,824
3.80%,  11/01/29 ................. 560 528,234
TopBuild Corp.
(d)
3.63%,  03/15/29 ................. 370 342,116
4.13%,  02/15/32 ................. 505 452,450
TRI Pointe Homes, Inc.
5.25%,  06/01/27 ................. 288 285,903
5.70%,  06/15/28 ................. 336 335,249
Vestel Elektronik Sanayi ve Ticaret A/S,
9.75%,  05/15/29
(f)
................ 600 596,804
Whirlpool Corp.
4.75%,  02/26/29 ................. 758 744,001
2.40%,  05/15/31 ................. 250 206,677
4.70%,  05/14/32
(e)
................ 390 362,913
Security
Par (000)
Par (000) Value
Household Durables (continued)
5.50%,  03/01/33
(e)
................ USD 395 $ 383,190
5.75%,  03/01/34 ................. 375 364,788
4.50%,  06/01/46 ................. 575 440,781
4.60%,  05/15/50 ................. 585 439,066
41,061,264
Household Products — 0.1%
Central Garden & Pet Co.
5.13%,  02/01/28 ................. 300 294,185
4.13%,  10/15/30
(e)
................ 497 451,892
4.13%,  04/30/31
(d)
................ 392 351,976
Church & Dwight Co., Inc.
3.15%,  08/01/27 ................. 1,025 992,727
2.30%,  12/15/31 ................. 480 403,695
5.60%,  11/15/32 ................. 795 820,849
3.95%,  08/01/47 ................. 449 345,893
5.00%,  06/15/52 ................. 520 469,322
Clorox Co. (The)
3.10%,  10/01/27 ................. 844 810,971
3.90%,  05/15/28 ................. 535 521,331
4.40%,  05/01/29 ................. 200 196,729
1.80%,  05/15/30 ................. 648 553,901
4.60%,  05/01/32 ................. 270 262,433
Colgate-Palmolive Co.
4.80%,  03/02/26 ................. 455 457,322
3.10%,  08/15/27 ................. 715 692,907
4.60%,  03/01/28 ................. 675 680,197
3.25%,  08/15/32 ................. 575 517,363
4.60%,  03/01/33
(e)
................ 685 675,604
4.00%,  08/15/45 ................. 645 537,004
3.70%,  08/01/47 ................. 700 541,393
Energizer Holdings, Inc.
(d)
6.50%,  12/31/27
(e)
................ 305 308,864
4.75%,  06/15/28 ................. 574 551,345
4.38%,  03/31/29 ................. 765 714,850
Kimberly-Clark Corp.
2.75%,  02/15/26 ................. 372 365,538
1.05%,  09/15/27 ................. 560 513,255
3.95%,  11/01/28 ................. 502 491,726
3.20%,  04/25/29 ................. 788 744,492
3.10%,  03/26/30 ................. 1,043 965,051
2.00%,  11/02/31
(e)
................ 365 308,787
4.50%,  02/16/33 ................. 530 515,847
6.63%,  08/01/37 ................. 762 860,268
5.30%,  03/01/41 ................. 210 207,722
3.20%,  07/30/46 ................. 610 430,217
3.90%,  05/04/47 ................. 405 316,063
2.88%,  02/07/50 ................. 658 420,963
Kimberly-Clark de Mexico SAB de CV,
2.43%,  07/01/31
(f)
................ 600 511,413
Kronos Acquisition Holdings, Inc.
(d)
8.25%,  06/30/31 ................. 555 528,798
10.75%,  06/30/32
(e)
............... 455 404,437
Procter & Gamble Co. (The)
2.70%,  02/02/26 ................. 641 630,902
1.00%,  04/23/26 ................. 491 472,049
2.45%,  11/03/26 ................. 643 623,032
1.90%,  02/01/27 ................. 645 615,375
2.80%,  03/25/27 ................. 1,245 1,207,471
2.85%,  08/11/27 ................. 1,400 1,349,971
3.95%,  01/26/28 ................. 655 648,100
4.35%,  01/29/29
(e)
................ 885 881,976
4.15%,  10/24/29 ................. 500 494,342
3.00%,  03/25/30 ................. 2,100 1,945,019
1.20%,  10/29/30 ................. 1,750 1,453,182

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Products (continued)
1.95%,  04/23/31 ................. USD 481 $ 413,409
2.30%,  02/01/32 ................. 377 324,831
4.05%,  01/26/33
(e)
................ 1,265 1,208,942
4.55%,  01/29/34 ................. 715 697,478
5.80%,  08/15/34 ................. 465 493,535
4.55%,  10/24/34 ................. 500 488,430
5.55%,  03/05/37 ................. 290 303,648
3.55%,  03/25/40 ................. 600 498,765
3.50%,  10/25/47 ................. 380 290,454
3.60%,  03/25/50 ................. 725 548,244
Reckitt Benckiser Treasury Services plc,
3.00%,  06/26/27
(d)
............... 1,583 1,520,529
SC Johnson & Son, Inc.
(d)
4.00%,  05/15/43 ................. 265 207,778
4.75%,  10/15/46 ................. 1,050 892,275
37,947,067
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(f)
6.30%,  03/15/29 ................. 400 405,302
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.84%),
8.15%,  06/10/55
(h)
............... 600 613,853
AES Corp. (The)
5.45%,  06/01/28 ................. 935 942,453
3.95%,  07/15/30
(d)
................ 752 696,081
2.45%,  01/15/31
(e)
................ 635 531,355
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
7.60%,  01/15/55
(h)
............... 940 956,827
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
6.95%,  07/15/55
(h)
............... 495 484,249
Alexander Funding Trust II, 7.47%,  07/31/28
(d)
449 475,521
Atlantica Sustainable Infrastructure plc,
4.13%,  06/15/28
(d)
............... 410 388,341
Aydem Yenilenebilir Enerji A/S,
7.75%,  02/02/27
(f)
................ 600 599,123
Basin Electric Power Cooperative,
4.75%,  04/26/47
(d)(e)
.............. 438 371,004
Calpine Corp.
(d)
4.50%,  02/15/28 ................. 1,225 1,189,061
5.13%,  03/15/28 ................. 1,374 1,349,545
4.63%,  02/01/29 ................. 645 617,328
5.00%,  02/01/31 ................. 837 799,528
3.75%,  03/01/31 ................. 880 795,733
Cikarang Listrindo Tbk. PT, 4.95%,  09/14/26
(f)
400 396,317
Clearway Energy Operating LLC
(d)
4.75%,  03/15/28 ................. 836 808,774
3.75%,  02/15/31 ................. 913 808,566
3.75%,  01/15/32 ................. 350 304,345
Colbun SA
(f)
3.95%,  10/11/27 ................. 400 388,101
3.15%,  03/06/30
(e)
................ 800 711,621
3.15%,  01/19/32 ................. 400 336,777
Cometa Energia SA de CV, 6.38%,  04/24/35
(f)
614 606,829
Constellation Energy Generation LLC
5.60%,  03/01/28 ................. 810 825,992
5.80%,  03/01/33 ................. 590 601,733
6.13%,  01/15/34 ................. 505 524,886
6.25%,  10/01/39 ................. 905 937,575
5.75%,  10/01/41 ................. 475 460,995
5.60%,  06/15/42 ................. 875 839,512
6.50%,  10/01/53 ................. 840 882,028
5.75%,  03/15/54 ................. 790 758,396
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Emirates Semb Corp. Water & Power Co.
PJSC, 4.45%,  08/01/35
(d)
........... USD 400 $ 375,219
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%,  01/31/41
(e)(f)
... 1,450 1,407,749
Great River Energy
(d)(e)
6.25%,  07/01/38 ................. 295 300,712
7.23%,  07/01/38 ................. 490 527,991
JERA Co., Inc., 3.67%,  04/14/27
(f)
....... 200 194,515
Lightning Power LLC, 7.25%,  08/15/32
(d)
... 1,450 1,499,370
Oglethorpe Power Corp.
6.19%,  01/01/31
(d)
................ 600 618,410
5.95%,  11/01/39 ................. 475 481,625
5.38%,  11/01/40 ................. 420 399,001
4.50%,  04/01/47 ................. 460 377,474
5.05%,  10/01/48 ................. 601 529,519
3.75%,  08/01/50 ................. 340 239,514
5.25%,  09/01/50 ................. 423 380,712
6.20%,  12/01/53 ................. 485 500,409
5.80%,  06/01/54
(d)
................ 455 444,660
5.90%,  02/01/55
(d)(h)
............... 130 128,711
Pertamina Geothermal Energy PT,
5.15%,  04/27/28
(f)
................ 400 400,141
ReNew Wind Energy AP2, 4.50%,  07/14/28
(f)
. 600 558,385
San Miguel Global Power Holdings Corp.
(f)(h)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.16%), 5.45% 600 577,609
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.73%), 8.75% 800 829,639
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 6.40%), 8.13% 400 405,580
Southern Power Co.
5.15%,  09/15/41 ................. 590 549,320
5.25%,  07/15/43 ................. 294 271,528
Series F, 4.95%,  12/15/46 ........... 371 323,556
Talen Energy Supply LLC, 8.63%,  06/01/30
(d)
1,180 1,258,555
TransAlta Corp.
7.75%,  11/15/29 ................. 393 408,279
6.50%,  03/15/40 ................. 297 290,545
Tri-State Generation & Transmission
Association, Inc., 6.00%,  06/15/40
(d)
..... 215 210,402
Zorlu Enerji Elektrik Uretim A/S,
11.00%,  04/23/30
(f)
............... 1,000 1,022,414
36,919,295
Industrial Conglomerates — 0.1%
3M Co.
2.25%,  09/19/26 ................. 555 534,816
2.88%,  10/15/27 ................. 727 695,503
3.63%,  09/14/28 ................. 592 573,240
3.38%,  03/01/29 ................. 992 939,623
2.38%,  08/26/29 ................. 1,137 1,025,395
3.05%,  04/15/30 ................. 1,028 946,644
5.70%,  03/15/37
(e)
................ 510 527,072
3.88%,  06/15/44 ................. 370 291,938
3.13%,  09/19/46 ................. 555 380,399
3.63%,  10/15/47 ................. 657 485,602
4.00%,  09/14/48 ................. 1,271 1,003,856
3.25%,  08/26/49 ................. 1,078 734,942
3.70%,  04/15/50 ................. 240 177,431
Alfa SAB de CV, 6.88%,  03/25/44
(f)
....... 400 410,836
CITIC Ltd.
(f)
3.70%,  06/14/26 ................. 400 394,455
2.88%,  02/17/27 ................. 1,200 1,157,288
3.88%,  02/28/27 ................. 800 787,777

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
4.00%,  01/11/28 ................. USD 400 $ 391,006
2.85%,  02/25/30 ................. 800 727,894
3.50%,  02/17/32 ................. 200 181,347
Honeywell International, Inc.
2.50%,  11/01/26 ................. 2,123 2,054,539
1.10%,  03/01/27 ................. 1,230 1,148,353
4.65%,  07/30/27 ................. 1,165 1,168,641
4.95%,  02/15/28 ................. 550 556,981
4.25%,  01/15/29 ................. 765 755,971
2.70%,  08/15/29 ................. 980 901,229
4.88%,  09/01/29 ................. 655 660,181
4.70%,  02/01/30 ................. 785 782,088
1.95%,  06/01/30 ................. 1,080 935,995
1.75%,  09/01/31 ................. 825 678,408
4.95%,  09/01/31
(e)
................ 1,260 1,264,086
4.75%,  02/01/32 ................. 785 774,226
5.00%,  02/15/33 ................. 655 652,124
4.50%,  01/15/34 ................. 920 877,458
5.00%,  03/01/35 ................. 1,295 1,272,262
5.70%,  03/15/36 ................. 719 745,973
5.70%,  03/15/37 ................. 732 755,605
5.38%,  03/01/41 ................. 490 486,739
3.81%,  11/21/47 ................. 574 439,651
2.80%,  06/01/50 ................. 1,152 724,920
5.25%,  03/01/54 ................. 850 799,070
5.35%,  03/01/64 ................. 585 549,937
Hutchison Whampoa International 03/33 Ltd.,
7.45%,  11/24/33
(d)
................ 400 458,082
Mega Advance Investments Ltd.,
6.38%,  05/12/41
(d)
............... 200 214,847
Pentair Finance SARL
4.50%,  07/01/29 ................. 670 654,762
5.90%,  07/15/32 ................. 265 272,130
32,951,322
Industrial REITs — 0.1%
Americold Realty Operating Partnership LP,
5.41%,  09/12/34 ................ 255 245,371
Cibanco SA Ibm, 4.96%,  07/18/29
(f)
...... 400 381,509
Goodman US Finance Five LLC,
4.63%,  05/04/32
(d)
............... 350 332,907
Goodman US Finance Four LLC,
4.50%,  10/15/37
(d)
............... 40 35,416
Goodman US Finance Six LLC,
5.13%,  10/07/34
(d)
............... 365 353,442
Goodman US Finance Three LLC,
3.70%,  03/15/28
(d)(e)
.............. 540 516,634
LXP Industrial Trust
6.75%,  11/15/28 ................. 605 635,050
2.70%,  09/15/30 ................. 185 160,405
2.38%,  10/01/31 ................. 80 65,687
Prologis LP
3.25%,  06/30/26 ................. 357 350,865
3.25%,  10/01/26 ................. 605 592,142
2.13%,  04/15/27 ................. 763 723,757
3.38%,  12/15/27 ................. 450 435,475
4.88%,  06/15/28 ................. 1,065 1,070,324
3.88%,  09/15/28 ................. 570 552,667
4.00%,  09/15/28 ................. 357 347,932
4.38%,  02/01/29 ................. 555 546,056
2.88%,  11/15/29 ................. 300 275,290
2.25%,  04/15/30 ................. 1,136 997,381
1.75%,  07/01/30 ................. 758 642,431
1.25%,  10/15/30 ................. 971 798,672
1.75%,  02/01/31 ................. 465 387,169
Security
Par (000)
Par (000) Value
Industrial REITs (continued)
1.63%,  03/15/31 ................. USD 365 $ 300,269
2.25%,  01/15/32 ................. 545 454,148
4.63%,  01/15/33 ................. 550 530,289
4.75%,  06/15/33 ................. 670 648,365
5.13%,  01/15/34 ................. 744 733,916
5.00%,  03/15/34 ................. 685 670,586
5.00%,  01/31/35 ................. 485 474,765
4.38%,  09/15/48 ................. 545 450,310
3.05%,  03/01/50 ................. 422 272,684
3.00%,  04/15/50 ................. 688 442,240
2.13%,  10/15/50 ................. 618 323,909
5.25%,  06/15/53 ................. 785 736,049
5.25%,  03/15/54 ................. 630 590,003
Rexford Industrial Realty LP
5.00%,  06/15/28 ................. 250 249,663
2.13%,  12/01/30 ................. 545 458,525
2.15%,  09/01/31 ................. 475 393,493
18,175,796
Insurance — 1.4%
Accident Fund Insurance Co. of America,
8.50%,  08/01/32
(d)(e)
.............. 5 4,883
ACE Capital Trust II, 9.70%,  04/01/30 ..... 528 616,566
Acrisure LLC
(d)
8.25%,  02/01/29 ................. 910 945,124
4.25%,  02/15/29 ................. 690 653,048
8.50%,  06/15/29 ................. 490 513,475
6.00%,  08/01/29 ................. 500 482,045
7.50%,  11/06/30 ................. 1,085 1,121,063
AEGON Funding Co. LLC, 5.50%,  04/16/27
(d)(e)
600 605,205
Aegon Ltd., 5.50%,  04/11/48
(h)
.......... 360 356,391
Aflac, Inc.
1.13%,  03/15/26 ................. 400 384,967
2.88%,  10/15/26 ................. 567 550,786
3.60%,  04/01/30 ................. 1,075 1,012,384
4.00%,  10/15/46 ................. 402 313,371
4.75%,  01/15/49 ................. 525 453,750
AIA Group Ltd.
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.76%), 2.70%
(f)
(h)(j)
......................... 800 777,449
5.63%,  10/25/27
(d)
................ 1,565 1,604,986
3.90%,  04/06/28
(d)
................ 798 777,853
3.60%,  04/09/29
(d)
................ 963 920,853
3.38%,  04/07/30
(d)(e)
............... 1,461 1,364,631
4.95%,  04/04/33
(d)(e)
............... 1,215 1,201,525
5.38%,  04/05/34
(d)(e)
............... 610 609,114
4.95%,  03/30/35
(d)
................ 320 308,445
3.20%,  09/16/40
(d)
................ 1,930 1,438,096
4.88%,  03/11/44
(d)
................ 390 359,722
4.50%,  03/16/46
(d)(e)
............... 665 578,507
5.40%,  09/30/54
(d)
................ 460 427,708
AIG SunAmerica Global Financing X,
6.90%,  03/15/32
(d)
............... 906 983,513
Alleghany Corp.
3.63%,  05/15/30 ................. 95 89,520
4.90%,  09/15/44 ................. 325 297,076
3.25%,  08/15/51 ................. 545 364,882
Alliant Holdings Intermediate LLC
(d)
4.25%,  10/15/27 ................. 740 715,345
6.75%,  10/15/27 ................. 1,290 1,284,544
6.75%,  04/15/28 ................. 1,235 1,248,127
5.88%,  11/01/29 ................. 444 427,586
7.00%,  01/15/31 ................. 1,430 1,456,199
6.50%,  10/01/31 ................. 985 985,948

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
7.38%,  10/01/32 ................. USD 675 $ 689,896
Allianz SE
(d)(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.35%,  09/06/53 ................ 1,060 1,102,310
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.77%),
5.60%,  09/03/54 ................ 1,155 1,140,268
Allstate Corp. (The)
3.28%,  12/15/26 ................. 1,076 1,049,992
5.05%,  06/24/29 ................. 350 351,919
1.45%,  12/15/30 ................. 1,425 1,165,978
5.25%,  03/30/33 ................. 565 562,387
5.35%,  06/01/33 ................. 233 232,776
5.55%,  05/09/35 ................. 762 769,502
5.95%,  04/01/36 ................. 410 429,751
4.50%,  06/15/43 ................. 423 358,366
4.20%,  12/15/46 ................. 713 568,612
3.85%,  08/10/49 ................. 695 514,329
6.50%,  05/15/57
(h)
................ 429 429,831
American Financial Group, Inc.
5.25%,  04/02/30 ................. 175 176,913
4.50%,  06/15/47 ................. 779 643,693
American International Group, Inc.
4.20%,  04/01/28 ................. 690 676,430
3.40%,  06/30/30 ................. 1,075 992,646
5.13%,  03/27/33 ................. 645 638,742
3.88%,  01/15/35 ................. 360 321,204
4.50%,  07/16/44 ................. 860 740,706
4.75%,  04/01/48 ................. 919 806,912
4.38%,  06/30/50 ................. 860 706,227
American National Global Funding,
5.55%,  01/28/30
(d)
............... 175 175,834
American National Group, Inc.
5.00%,  06/15/27 ................. 951 945,426
5.75%,  10/01/29 ................. 30 30,043
6.14%,  06/13/32
(d)
................ 100 99,511
Americo Life, Inc., 3.45%,  04/15/31
(d)(e)
.... 620 527,748
AmFam Holdings, Inc.
(d)
2.81%,  03/11/31 ................. 655 522,433
3.83%,  03/11/51 ................. 585 351,762
AmWINS Group, Inc.
(d)
6.38%,  02/15/29 ................. 720 728,992
4.88%,  06/30/29 ................. 780 742,628
Aon Corp.
8.21%,  01/01/27 ................. 700 739,234
2.85%,  05/28/27 ................. 525 503,525
4.50%,  12/15/28 ................. 506 499,427
3.75%,  05/02/29 ................. 1,289 1,229,360
2.80%,  05/15/30 ................. 1,203 1,078,022
2.05%,  08/23/31 ................. 690 573,901
2.60%,  12/02/31 ................. 385 328,109
5.00%,  09/12/32 ................. 565 556,508
5.35%,  02/28/33 ................. 721 720,653
6.25%,  09/30/40 ................. 220 228,887
2.90%,  08/23/51 ................. 510 309,159
3.90%,  02/28/52 ................. 1,300 957,451
Aon Global Ltd.
4.60%,  06/14/44 ................. 1,065 911,873
4.75%,  05/15/45 ................. 417 359,483
Aon North America, Inc.
5.13%,  03/01/27 ................. 710 715,862
5.15%,  03/01/29 ................. 910 915,912
5.30%,  03/01/31 ................. 875 881,584
5.45%,  03/01/34 ................. 1,450 1,455,530
Security
Par (000)
Par (000) Value
Insurance (continued)
5.75%,  03/01/54 ................. USD 1,610 $ 1,580,121
APH Somerset Investor 2 LLC,
7.88%,  11/01/29
(d)
................ 740 746,081
Arch Capital Finance LLC
4.01%,  12/15/26 ................. 642 634,378
5.03%,  12/15/46 ................. 493 436,018
Arch Capital Group Ltd.
7.35%,  05/01/34 ................. 358 403,475
3.64%,  06/30/50 ................. 861 608,293
Arch Capital Group US, Inc., 5.14%,  11/01/43 688 629,253
Ardonagh Finco Ltd., 7.75%,  02/15/31
(d)
.... 740 761,090
Ardonagh Group Finance Ltd.,
8.88%,  02/15/32
(d)
............... 1,285 1,336,286
Argentum Netherlands BV for Swiss Re Ltd.,
5.63%,  08/15/52
(f)(h)
............... 400 400,183
Arthur J Gallagher & Co.
4.60%,  12/15/27 ................. 680 677,951
4.85%,  12/15/29 ................. 365 362,300
2.40%,  11/09/31 ................. 800 672,611
5.00%,  02/15/32 ................. 365 358,634
5.50%,  03/02/33 ................. 195 196,037
6.50%,  02/15/34 ................. 645 690,821
5.45%,  07/15/34 ................. 305 303,831
5.15%,  02/15/35 ................. 560 544,603
3.50%,  05/20/51 ................. 1,460 1,003,722
3.05%,  03/09/52 ................. 555 343,910
5.75%,  03/02/53 ................. 657 636,178
6.75%,  02/15/54 ................. 460 505,121
5.75%,  07/15/54 ................. 345 337,940
5.55%,  02/15/55 ................. 230 219,787
Ascot Group Ltd., 4.25%,  12/15/30
(d)
...... 595 513,705
Assurant, Inc.
4.90%,  03/27/28 ................. 727 725,623
3.70%,  02/22/30 ................. 376 349,775
2.65%,  01/15/32 ................. 140 116,620
7.00%,  03/27/48
(h)
................ 406 412,395
Assured Guaranty Municipal Holdings, Inc.,
6.40%,  12/15/66
(d)(h)
.............. 416 384,338
Assured Guaranty US Holdings, Inc.
6.13%,  09/15/28 ................. 65 67,717
3.15%,  06/15/31 ................. 455 403,002
3.60%,  09/15/51 ................. 458 312,912
AssuredPartners, Inc.
(d)
5.63%,  01/15/29 ................. 550 556,472
7.50%,  02/15/32 ................. 500 540,481
Athene Global Funding
(d)
5.62%,  05/08/26 ................. 175 176,719
1.61%,  06/29/26 ................. 1,030 984,893
4.86%,  08/27/26 ................. 350 349,902
1.73%,  10/02/26 ................. 787 747,756
2.95%,  11/12/26 ................. 518 500,802
4.95%,  01/07/27 ................. 250 250,183
5.34%,  01/15/27 ................. 130 130,923
5.52%,  03/25/27 ................. 850 860,032
5.35%,  07/09/27 ................. 280 282,239
2.45%,  08/20/27 ................. 200 187,839
2.50%,  03/24/28 ................. 135 124,819
1.99%,  08/19/28 ................. 1,490 1,336,131
2.72%,  01/07/29 ................. 290 264,038
5.58%,  01/09/29 ................. 865 874,092
4.72%,  10/08/29 ................. 200 194,845
5.38%,  01/07/30 ................. 250 250,020
2.55%,  11/19/30 ................. 800 688,167
2.67%,  06/07/31 ................. 470 399,298
5.53%,  07/11/31 ................. 610 612,004

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
2.65%,  10/04/31 ................. USD 400 $ 336,726
5.32%,  11/13/31 ................. 500 493,927
Athene Holding Ltd.
4.13%,  01/12/28 ................. 1,266 1,237,702
6.15%,  04/03/30 ................. 765 796,102
3.50%,  01/15/31 ................. 617 561,871
6.65%,  02/01/33 ................. 450 475,083
5.88%,  01/15/34 ................. 685 692,693
3.95%,  05/25/51 ................. 825 588,683
3.45%,  05/15/52 ................. 391 251,184
6.25%,  04/01/54 ................. 830 831,568
AXA SA
8.60%,  12/15/30 ................. 30 35,042
(SOFR Index + 4.14%), 5.13%,  01/17/47
(f)(h)
400 398,746
AXIS Specialty Finance LLC
3.90%,  07/15/29 ................. 521 495,286
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.19%),
4.90%,  01/15/40
(h)
............... 186 174,029
AXIS Specialty Finance plc, 4.00%,  12/06/27 720 701,890
Baldwin Insurance Group Holdings LLC,
7.13%,  05/15/31
(d)
............... 590 603,499
Beacon Funding Trust, 6.27%,  08/15/54
(d)
... 765 745,416
Beazley Insurance DAC, 5.50%,  09/10/29
(f)
.. 400 391,472
Belrose Funding Trust, 2.33%,  08/15/30
(d)(e)
.. 720 611,628
Berkshire Hathaway Finance Corp.
2.30%,  03/15/27 ................. 1,270 1,219,219
1.85%,  03/12/30 ................. 649 568,449
1.45%,  10/15/30 ................. 1,290 1,086,819
2.88%,  03/15/32 ................. 970 855,083
5.75%,  01/15/40 ................. 938 986,323
4.40%,  05/15/42 ................. 1,173 1,057,205
4.30%,  05/15/43 ................. 595 512,404
4.20%,  08/15/48 ................. 1,631 1,334,124
4.25%,  01/15/49 ................. 1,760 1,448,626
2.85%,  10/15/50 ................. 1,918 1,194,876
2.50%,  01/15/51 ................. 1,317 761,507
3.85%,  03/15/52 ................. 2,200 1,651,027
Brighthouse Financial Global Funding
(d)
1.55%,  05/24/26
(e)
................ 510 488,093
5.55%,  04/09/27 ................. 300 302,777
2.00%,  06/28/28 ................. 610 548,163
5.65%,  06/10/29 ................. 490 495,231
Brighthouse Financial, Inc.
3.70%,  06/22/27 ................. 995 966,841
5.63%,  05/15/30
(e)
................ 695 713,273
4.70%,  06/22/47
(e)
................ 1,026 812,714
3.85%,  12/22/51 ................. 475 313,276
BroadStreet Partners, Inc., 5.88%,  04/15/29
(d)
705 690,600
Brown & Brown, Inc.
4.50%,  03/15/29 ................. 262 256,894
2.38%,  03/15/31 ................. 885 745,783
4.20%,  03/17/32 ................. 435 401,789
5.65%,  06/11/34 ................. 465 464,104
4.95%,  03/17/52 ................. 715 604,015
Cathaylife Singapore Pte. Ltd.
(f)
5.95%,  07/05/34 ................. 600 619,928
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.30%,  09/05/39
(h)
............... 200 196,021
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.23%),
5.35%,  08/15/33
(f)(h)
............... 2,400 2,426,122
Security
Par (000)
Par (000) Value
Insurance (continued)
China Taiping Insurance Holdings Co. Ltd.
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.07%), 6.40%
(f)
(h)(j)
......................... USD 2,200 $ 2,285,311
Chubb Corp. (The)
6.00%,  05/11/37 ................. 614 650,166
Series 1, 6.50%,  05/15/38 ........... 745 816,761
Chubb INA Holdings LLC
3.35%,  05/03/26 ................. 1,564 1,542,090
4.65%,  08/15/29 ................. 850 844,876
1.38%,  09/15/30 ................. 909 756,372
5.00%,  03/15/34 ................. 1,115 1,098,465
6.70%,  05/15/36 ................. 325 360,024
4.15%,  03/13/43 ................. 225 187,407
4.35%,  11/03/45 ................. 1,175 990,160
2.85%,  12/15/51 ................. 970 602,648
3.05%,  12/15/61 ................. 898 537,210
Cincinnati Financial Corp.
6.92%,  05/15/28 ................. 95 101,018
6.13%,  11/01/34 ................. 778 809,512
CNA Financial Corp.
4.50%,  03/01/26 ................. 665 662,955
3.45%,  08/15/27 ................. 400 387,278
3.90%,  05/01/29 ................. 540 516,717
2.05%,  08/15/30 ................. 270 231,478
5.50%,  06/15/33 ................. 430 432,334
5.13%,  02/15/34 ................. 510 497,077
CNO Financial Group, Inc.
5.25%,  05/30/29 ................. 769 764,191
6.45%,  06/15/34 ................. 715 738,196
CNO Global Funding
(d)
1.75%,  10/07/26 ................. 365 346,070
5.88%,  06/04/27 ................. 205 209,283
4.88%,  12/10/27 ................. 90 89,757
2.65%,  01/06/29 ................. 490 447,142
4.95%,  09/09/29 ................. 415 412,188
Constellation Insurance, Inc.
(d)(k)
6.80%,  01/24/30 ................. 440 433,098
6.63%,  05/01/31
(e)
................ 235 231,143
Corebridge Global Funding
(d)
5.35%,  06/24/26
(e)
................ 325 327,873
5.75%,  07/02/26 ................. 930 943,421
4.65%,  08/20/27 ................. 310 308,889
5.90%,  09/19/28 ................. 600 618,768
5.20%,  01/12/29 ................. 800 805,029
5.20%,  06/24/29 ................. 475 477,936
4.90%,  12/03/29 ................. 275 273,559
Doctors Co. An Interinsurance Exchange (The),
4.50%,  01/18/32
(d)
............... 400 342,585
E.ON International Finance BV,
6.65%,  04/30/38
(d)
............... 670 712,611
Empower Finance 2020 LP
(d)
1.36%,  09/17/27 ................. 575 525,186
1.78%,  03/17/31 ................. 702 579,641
3.08%,  09/17/51 ................. 735 458,262
Enstar Finance LLC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.01%), 5.50%,  01/15/42
(h)
.......... 396 381,258
Enstar Group Ltd.
4.95%,  06/01/29 ................. 732 719,219
3.10%,  09/01/31 ................. 760 648,033
Equitable Financial Life Global Funding
(d)
1.30%,  07/12/26 ................. 1,100 1,049,003
1.70%,  11/12/26 ................. 940 891,545
1.40%,  08/27/27 ................. 235 215,946

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
4.88%,  11/19/27 ................. USD 525 $ 525,458
5.45%,  03/03/28
(e)
................ 830 841,705
1.80%,  03/08/28 ................. 697 633,166
1.75%,  11/15/30 ................. 302 250,014
Everest Reinsurance Holdings, Inc.
4.87%,  06/01/44 ................. 480 414,220
3.50%,  10/15/50 ................. 870 583,583
3.13%,  10/15/52 ................. 884 537,904
F&G Annuities & Life, Inc.
7.40%,  01/13/28 ................. 575 599,265
6.50%,  06/04/29 ................. 585 597,528
6.25%,  10/04/34 ................. 250 245,247
F&G Global Funding
(d)
1.75%,  06/30/26 ................. 665 635,326
2.30%,  04/11/27 ................. 690 650,236
5.88%,  06/10/27 ................. 60 60,911
2.00%,  09/20/28
(e)
................ 596 527,653
Fairfax Financial Holdings Ltd.
4.85%,  04/17/28 ................. 655 650,821
4.63%,  04/29/30 ................. 336 326,221
3.38%,  03/03/31 ................. 385 344,049
5.63%,  08/16/32 ................. 920 929,100
6.00%,  12/07/33 ................. 585 600,212
6.35%,  03/22/54 ................. 855 872,606
6.10%,  03/15/55
(d)
................ 600 588,837
Farmers Exchange Capital, 7.05%,  07/15/28
(d)
435 452,166
Farmers Exchange Capital II, (3-mo. CME Term
SOFR + 4.01%), 6.15%,  11/01/53
(d)(h)
.... 370 351,130
Farmers Exchange Capital III,
5.45%,  10/15/54
(d)(h)
.............. 530 474,969
Farmers Insurance Exchange
(d)(h)
4.75%,  11/01/57 ................. 405 324,992
(10-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
7.00%,  10/15/64 ................ 20 20,201
Fidelis Insurance Holdings Ltd.,
4.88%,  06/30/30
(d)
............... 35 33,219
Fidelity National Financial, Inc.
4.50%,  08/15/28 ................. 176 173,029
3.40%,  06/15/30 ................. 870 792,028
2.45%,  03/15/31 ................. 1,088 923,363
3.20%,  09/17/51 ................. 596 363,127
First American Financial Corp.
4.00%,  05/15/30 ................. 250 233,272
2.40%,  08/15/31 ................. 145 119,946
5.45%,  09/30/34 ................. 395 379,262
Five Corners Funding Trust II,
2.85%,  05/15/30
(d)
............... 2,297 2,055,156
Five Corners Funding Trust III,
5.79%,  02/15/33
(d)
............... 1,255 1,282,182
Five Corners Funding Trust IV,
6.00%,  02/15/53
(d)
............... 665 668,027
FWD Group Holdings Ltd.
(f)
7.64%,  07/02/31 ................. 600 638,137
7.78%,  12/06/33 ................. 400 443,449
GA Global Funding Trust
(d)
2.25%,  01/06/27 ................. 635 603,338
4.40%,  09/23/27 ................. 450 443,603
1.95%,  09/15/28 ................. 645 578,910
5.50%,  01/08/29 ................. 645 651,705
5.40%,  01/13/30 ................. 300 301,807
5.20%,  12/09/31 ................. 150 146,856
2.90%,  01/06/32 ................. 965 813,363
Genworth Holdings, Inc., 6.50%,  06/15/34 .. 262 252,218
Security
Par (000)
Par (000) Value
Insurance (continued)
Global Atlantic Fin Co.
(d)
4.40%,  10/15/29 ................. USD 760 $ 722,375
3.13%,  06/15/31 ................. 980 846,658
7.95%,  06/15/33 ................. 599 667,890
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.80%),
4.70%,  10/15/51
(h)
............... 742 714,201
6.75%,  03/15/54 ................. 630 635,927
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.95%,  10/15/54
(h)
............... 600 629,623
Globe Life, Inc.
4.55%,  09/15/28
(e)
................ 1,142 1,131,888
2.15%,  08/15/30 ................. 930 791,145
4.80%,  06/15/32 ................. 175 169,025
5.85%,  09/15/34 ................. 290 291,929
Great-West Lifeco Finance 2018 LP
(d)
4.05%,  05/17/28 ................. 825 800,189
4.58%,  05/17/48 ................. 700 584,933
Great-West Lifeco Finance Delaware LP,
4.15%,  06/03/47
(d)
............... 629 498,688
Guardian Life Global Funding
(d)
1.25%,  05/13/26
(e)
................ 215 206,415
3.25%,  03/29/27 ................. 640 622,739
1.40%,  07/06/27 ................. 445 412,407
5.55%,  10/28/27 ................. 715 731,154
1.25%,  11/19/27
(e)
................ 705 642,483
1.63%,  09/16/28 ................. 523 468,857
5.74%,  10/02/28 ................. 335 345,990
4.18%,  09/26/29 ................. 400 389,290
Guardian Life Insurance Co. of America (The)
(d)
4.88%,  06/19/64 ................. 268 227,151
3.70%,  01/22/70 ................. 441 293,266
4.85%,  01/24/77 ................. 760 633,196
Guoren Property & Casualty Insurance Co. Ltd.,
3.35%,  06/01/26
(f)
................ 600 578,325
Hanover Insurance Group, Inc. (The)
4.50%,  04/15/26 ................. 53 52,736
2.50%,  09/01/30 ................. 605 522,666
Hanwha Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.85%), 3.38%,  02/04/32
(f)(h)
... 800 770,622
Hartford Financial Services Group, Inc. (The)
2.80%,  08/19/29 ................. 620 567,323
5.95%,  10/15/36 ................. 495 508,216
6.10%,  10/01/41 ................. 462 471,234
4.30%,  04/15/43 ................. 212 178,040
4.40%,  03/15/48 ................. 395 326,990
3.60%,  08/19/49 ................. 780 565,177
2.90%,  09/15/51 ................. 725 449,241
High Street Funding Trust I, 4.11%,  02/15/28
(d)
530 509,891
High Street Funding Trust II, 4.68%,  02/15/48
(d)
375 311,026
Horace Mann Educators Corp.,
7.25%,  09/15/28 ................ 85 90,627
Howden UK Refinance plc
(d)
7.25%,  02/15/31 ................. 975 996,861
8.13%,  02/15/32 ................. 500 513,347
HUB International Ltd.
(d)
5.63%,  12/01/29 ................. 595 583,171
7.25%,  06/15/30 ................. 3,155 3,261,265
7.38%,  01/31/32 ................. 1,830 1,882,747
Intact Financial Corp., 5.46%,  09/22/32
(d)
... 525 523,937
Jackson National Life Global Funding
(d)
3.05%,  04/29/26
(e)
................ 607 594,450
4.90%,  01/13/27 ................. 300 300,243

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
5.25%,  04/12/28
(e)
................ USD 320 $ 320,076
3.05%,  06/21/29
(e)
................ 270 245,504
5.35%,  01/13/30 ................. 300 301,363
Jones Deslauriers Insurance Management,
Inc.
(d)
8.50%,  03/15/30 ................. 725 771,561
10.50%,  12/15/30
(e)
............... 485 525,073
Kemper Corp.
2.40%,  09/30/30 ................. 455 387,049
3.80%,  02/23/32 ................. 381 335,616
Kyobo Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.89%), 5.90%,  06/15/52
(f)(h)
... 400 404,496
La Mondiale SAM
(f)(h)
(5-Year USD Swap Rate + 4.48%),
5.88%,  01/26/47 ................ 800 799,424
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.24%),
4.80%,  01/18/48 ................ 200 192,138
Legal & General Group plc, (5-Year USD Swap
Semi + 3.69%), 5.25%,  03/21/47
(f)(h)
..... 200 198,513
Liberty Mutual Group, Inc.
(d)
4.57%,  02/01/29 ................. 1,470 1,440,138
7.80%,  03/15/37 ................. 420 466,949
4.85%,  08/01/44
(e)
................ 150 128,547
3.95%,  10/15/50 ................. 1,250 897,702
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.32%),
4.13%,  12/15/51
(h)
............... 492 470,389
5.50%,  06/15/52 ................. 1,162 1,059,306
3.95%,  05/15/60 ................. 800 533,631
4.30%,  02/01/61 ................. 780 489,652
Lincoln National Corp.
3.63%,  12/12/26 ................. 778 763,456
3.80%,  03/01/28 ................. 797 771,625
3.05%,  01/15/30
(e)
................ 893 809,312
3.40%,  01/15/31 ................. 590 533,846
3.40%,  03/01/32 ................. 275 242,217
5.85%,  03/15/34 ................. 530 538,789
6.30%,  10/09/37 ................. 533 552,050
7.00%,  06/15/40 ................. 504 550,682
4.35%,  03/01/48 ................. 305 238,186
4.38%,  06/15/50 ................. 360 280,649
Loews Corp.
3.75%,  04/01/26 ................. 830 821,955
3.20%,  05/15/30 ................. 775 714,765
6.00%,  02/01/35 ................. 45 47,703
4.13%,  05/15/43 ................. 687 567,872
Manulife Financial Corp.
4.15%,  03/04/26 ................. 1,428 1,421,377
2.48%,  05/19/27 ................. 621 591,610
(5-Year USD Swap Rate + 1.65%),
4.06%,  02/24/32
(h)
............... 1,065 1,039,805
3.70%,  03/16/32 ................. 335 306,770
5.38%,  03/04/46 ................. 856 828,627
Markel Group, Inc.
3.50%,  11/01/27 ................. 445 431,027
3.35%,  09/17/29 ................. 830 772,800
5.00%,  04/05/46 ................. 484 421,273
4.30%,  11/01/47 ................. 440 342,514
5.00%,  05/20/49 ................. 710 612,973
4.15%,  09/17/50 ................. 511 384,183
3.45%,  05/07/52 ................. 305 200,809
6.00%,  05/16/54 ................. 660 652,730
Security
Par (000)
Par (000) Value
Insurance (continued)
Marsh & McLennan Cos., Inc.
3.75%,  03/14/26 ................. USD 903 $ 895,461
4.55%,  11/08/27 ................. 910 908,477
4.38%,  03/15/29 ................. 2,192 2,155,275
4.65%,  03/15/30 ................. 1,695 1,673,202
2.25%,  11/15/30 ................. 1,171 1,012,415
4.85%,  11/15/31 ................. 1,715 1,689,346
2.38%,  12/15/31 ................. 425 357,728
5.75%,  11/01/32 ................. 405 418,512
5.88%,  08/01/33 ................. 715 747,740
5.40%,  09/15/33 ................. 530 536,808
5.15%,  03/15/34 ................. 455 451,877
5.00%,  03/15/35 ................. 2,765 2,697,185
4.75%,  03/15/39 ................. 715 659,125
5.35%,  11/15/44 ................. 530 511,528
4.35%,  01/30/47 ................. 646 538,551
4.20%,  03/01/48 ................. 685 554,033
4.90%,  03/15/49 ................. 1,249 1,112,763
2.90%,  12/15/51 ................. 605 373,974
6.25%,  11/01/52 ................. 365 387,985
5.45%,  03/15/53 ................. 540 515,396
5.70%,  09/15/53 ................. 995 989,791
5.45%,  03/15/54 ................. 325 310,701
5.40%,  03/15/55 ................. 1,915 1,813,296
Massachusetts Mutual Life Insurance Co.
(d)
3.38%,  04/15/50 ................. 775 518,929
5.67%,  12/01/52 ................. 545 521,752
3.20%,  12/01/61 ................. 722 426,162
5.08%,  02/15/69
(h)
................ 745 645,248
3.73%,  10/15/70 ................. 828 534,032
4.90%,  04/01/77 ................. 619 499,103
MassMutual Global Funding II
(d)
3.40%,  03/08/26 ................. 970 958,786
4.50%,  04/10/26 ................. 615 615,232
2.35%,  01/14/27 ................. 1,075 1,031,836
5.10%,  04/09/27 ................. 1,010 1,021,547
4.30%,  10/22/27 ................. 315 312,448
5.05%,  12/07/27 ................. 1,075 1,089,017
5.05%,  06/14/28 ................. 545 550,430
4.85%,  01/17/29
(e)
................ 590 591,150
5.15%,  05/30/29 ................. 805 816,412
4.95%,  01/10/30 ................. 200 200,959
1.55%,  10/09/30 ................. 145 120,916
2.15%,  03/09/31 ................. 270 230,488
4.35%,  09/17/31 ................. 200 192,882
MBIA, Inc., 5.70%,  12/01/34 ........... 300 276,129
Meiji Yasuda Life Insurance Co.
(d)(h)
(5-Year USD Swap Rate + 3.15%),
5.10%,  04/26/48 ................ 60 59,418
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.03%),
5.80%,  09/11/54 ................ 1,400 1,385,208
Mercury General Corp., 4.40%,  03/15/27 ... 535 519,412
Met Tower Global Funding
(d)
5.40%,  06/20/26 ................. 920 930,508
1.25%,  09/14/26 ................. 470 446,018
4.85%,  01/16/27 ................. 890 894,035
4.00%,  10/01/27 ................. 630 619,072
4.80%,  01/14/28 ................. 300 300,826
5.25%,  04/12/29 ................. 745 755,492
MetLife Capital Trust IV, 7.88%,  12/15/37
(d)
.. 1,038 1,135,556
MetLife, Inc.
4.55%,  03/23/30 ................. 1,210 1,195,695
6.50%,  12/15/32 ................. 740 805,937
5.38%,  07/15/33 ................. 610 616,725

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
6.38%,  06/15/34 ................. USD 1,205 $ 1,294,975
5.30%,  12/15/34 ................. 600 596,792
5.70%,  06/15/35 ................. 1,196 1,227,828
6.40%,  12/15/36 ................. 1,517 1,543,232
9.25%,  04/08/38
(d)
................ 250 293,806
10.75%,  08/01/39 ................. 670 889,243
5.88%,  02/06/41 ................. 685 701,116
4.13%,  08/13/42 ................. 880 731,489
4.88%,  11/13/43 ................. 838 758,987
4.72%,  12/15/44 ................. 575 507,876
4.05%,  03/01/45 ................. 1,079 861,471
4.60%,  05/13/46 ................. 812 703,808
5.00%,  07/15/52 ................. 905 814,656
5.25%,  01/15/54 ................. 920 857,423
Metropolitan Life Global Funding I
(d)
3.45%,  12/18/26 ................. 1,263 1,237,065
1.88%,  01/11/27 ................. 1,285 1,219,591
5.05%,  06/11/27 ................. 300 302,935
4.40%,  06/30/27 ................. 630 626,414
3.00%,  09/19/27 ................. 660 633,264
5.05%,  01/06/28
(e)
................ 615 620,656
5.40%,  09/12/28 ................. 360 366,519
4.85%,  01/08/29 ................. 860 859,957
3.30%,  03/21/29 ................. 470 442,198
3.05%,  06/17/29 ................. 328 304,309
4.30%,  08/25/29 ................. 447 435,796
4.90%,  01/09/30 ................. 160 159,684
2.95%,  04/09/30 ................. 1,680 1,523,591
1.55%,  01/07/31 ................. 565 465,506
2.40%,  01/11/32 ................. 730 612,408
5.15%,  03/28/33 ................. 680 673,865
5.05%,  01/08/34 ................. 560 550,891
Muang Thai Life Assurance PCL, (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 3.55%,  01/27/37
(f)(h)
... 400 385,943
Muenchener Rueckversicherungs-Gesellschaft
AG, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.98%),
5.88%,  05/23/42
(d)(h)
.............. 1,040 1,056,101
Munich Re America Corp., Series B,
7.45%,  12/15/26 ................ 305 320,208
Mutual of Omaha Cos. Global Funding
(d)
5.80%,  07/27/26 ................. 435 440,162
5.35%,  04/09/27 ................. 370 373,688
5.45%,  12/12/28 ................. 220 223,469
4.75%,  10/15/29 ................. 210 207,027
Mutual of Omaha Insurance Co., (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.14%,  01/16/64
(d)(h)
... 365 359,525
Nanshan Life Pte. Ltd., 5.45%,  09/11/34
(f)
... 800 772,519
National Life Insurance Co., 5.25%,  07/19/68
(d)
(h)
.......................... 65 53,997
Nationwide Financial Services, Inc.
6.75%,  05/15/37 ................. 245 248,579
5.30%,  11/18/44
(d)
................ 313 287,507
3.90%,  11/30/49
(d)
................ 1,120 828,826
Nationwide Mutual Insurance Co.
(d)
8.25%,  12/01/31
(e)
................ 655 740,122
7.88%,  04/01/33 ................. 215 238,591
9.38%,  08/15/39 ................. 625 798,689
4.95%,  04/22/44 ................. 383 324,159
4.35%,  04/30/50 ................. 1,410 1,055,742
New York Life Global Funding
(d)
4.70%,  04/02/26 ................. 820 821,969
1.15%,  06/09/26
(e)
................ 1,320 1,262,440
Security
Par (000)
Par (000) Value
Insurance (continued)
2.35%,  07/14/26 ................. USD 100 $ 97,030
5.45%,  09/18/26 ................. 565 573,417
4.90%,  04/02/27 ................. 495 498,214
3.25%,  04/07/27 ................. 640 622,920
3.90%,  10/01/27 ................. 580 570,218
4.85%,  01/09/28
(e)
................ 825 828,423
3.00%,  01/10/28 ................. 583 555,874
4.90%,  06/13/28 ................. 636 639,194
4.70%,  01/29/29 ................. 960 957,327
5.00%,  06/06/29
(e)
................ 340 342,544
4.60%,  12/05/29 ................. 385 381,522
1.20%,  08/07/30 ................. 780 642,932
1.85%,  08/01/31 ................. 900 745,705
4.55%,  01/28/33 ................. 895 857,604
5.00%,  01/09/34 ................. 1,115 1,099,831
5.35%,  01/23/35 ................. 350 351,489
New York Life Insurance Co.
(d)
5.88%,  05/15/33 ................. 1,125 1,164,905
6.75%,  11/15/39 ................. 994 1,099,345
3.75%,  05/15/50 ................. 1,246 905,811
4.45%,  05/15/69 ................. 1,157 894,717
Nippon Life Insurance Co.
(d)(h)
(5-Year USD Swap Rate + 2.88%),
4.00%,  09/19/47 ................ 510 494,249
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.61%),
3.40%,  01/23/50 ................ 1,525 1,383,527
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.65%),
2.75%,  01/21/51 ................ 1,125 959,238
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.60%),
2.90%,  09/16/51 ................ 990 839,343
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.95%),
6.25%,  09/13/53
(e)
............... 685 704,309
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
5.95%,  04/16/54 ................ 1,275 1,277,998
Northwestern Mutual Global Funding
(d)
4.70%,  04/06/26 ................. 295 295,263
1.75%,  01/11/27 ................. 920 872,381
5.07%,  03/25/27 ................. 945 954,043
4.11%,  09/12/27 ................. 445 439,752
4.35%,  09/15/27 ................. 620 615,640
1.70%,  06/01/28 ................. 875 795,294
4.90%,  06/12/28 ................. 650 652,948
4.71%,  01/10/29 ................. 935 929,788
5.16%,  05/28/31 ................. 400 402,311
Northwestern Mutual Life Insurance Co. (The)
(d)
6.06%,  03/30/40 ................. 782 799,629
3.85%,  09/30/47 ................. 1,731 1,301,182
3.45%,  03/30/51 ................. 961 654,474
3.63%,  09/30/59 ................. 1,546 1,032,302
Old Republic International Corp.
3.88%,  08/26/26 ................. 458 451,577
5.75%,  03/28/34 ................. 545 547,178
3.85%,  06/11/51 ................. 590 414,290
OneAmerica Financial Partners, Inc.,
4.25%,  10/15/50
(d)(e)
.............. 375 275,539
Pacific Life Global Funding II
(d)
1.38%,  04/14/26 ................. 1,185 1,141,368
5.50%,  08/28/26 ................. 1,070 1,084,731
1.45%,  01/20/28 ................. 290 264,133
4.90%,  04/04/28 ................. 440 440,173

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
5.50%,  07/18/28 ................. USD 860 $ 877,615
1.60%,  09/21/28 ................. 608 542,039
4.90%,  01/11/29 ................. 625 625,454
4.50%,  08/28/29 ................. 375 369,946
2.45%,  01/11/32 ................. 765 633,708
Pacific Life Insurance Co.
(d)
9.25%,  06/15/39 ................. 180 237,891
4.30%,  10/24/67
(h)
................ 989 788,612
Pacific LifeCorp
(d)
6.60%,  09/15/33 ................. 95 101,942
5.13%,  01/30/43 ................. 285 264,387
3.35%,  09/15/50 ................. 840 559,506
5.40%,  09/15/52 ................. 685 639,328
Panther Escrow Issuer LLC, 7.13%,  06/01/31
(d)
2,900 2,969,975
PartnerRe Finance B LLC
3.70%,  07/02/29 ................. 879 835,346
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.82%),
4.50%,  10/01/50
(h)
............... 130 119,613
Penn Mutual Life Insurance Co. (The),
3.80%,  04/29/61
(d)(e)
.............. 670 425,707
Phoenix Group Holdings plc, 5.38%,  07/06/27
(f)
450 448,329
Pine Street Trust II, 5.57%,  02/15/49
(d)
..... 915 848,242
Pine Street Trust III, 6.22%,  05/15/54
(d)
.... 510 514,874
Pricoa Global Funding I
(d)
5.55%,  08/28/26 ................. 220 223,364
1.20%,  09/01/26 ................. 1,211 1,149,394
4.40%,  08/27/27 ................. 1,425 1,419,249
5.10%,  05/30/28 ................. 680 686,964
4.65%,  08/27/31 ................. 215 209,819
Primerica, Inc., 2.80%,  11/19/31 ........ 535 456,485
Principal Financial Group, Inc.
3.10%,  11/15/26 ................. 635 617,758
3.70%,  05/15/29 ................. 730 696,159
2.13%,  06/15/30 ................. 885 764,617
5.38%,  03/15/33 ................. 370 370,726
6.05%,  10/15/36 ................. 70 73,163
4.63%,  09/15/42 ................. 375 329,645
4.35%,  05/15/43 ................. 110 93,095
4.30%,  11/15/46 ................. 395 327,113
5.50%,  03/15/53 ................. 320 304,158
Principal Life Global Funding II
(d)
3.00%,  04/18/26 ................. 820 803,835
1.25%,  08/16/26 ................. 325 308,870
1.50%,  11/17/26 ................. 440 416,538
5.00%,  01/16/27 ................. 980 985,897
4.60%,  08/19/27 ................. 500 498,902
4.80%,  01/09/28 ................. 310 310,030
5.50%,  06/28/28
(e)
................ 460 467,116
5.10%,  01/25/29 ................. 845 847,959
2.50%,  09/16/29
(e)
................ 630 568,826
4.95%,  11/27/29 ................. 375 375,254
1.50%,  08/27/30 ................. 482 400,704
1.63%,  11/19/30 ................. 375 309,649
Progressive Corp. (The)
2.45%,  01/15/27 ................. 616 591,908
2.50%,  03/15/27 ................. 685 656,716
4.00%,  03/01/29 ................. 447 434,523
6.63%,  03/01/29 ................. 751 801,147
3.20%,  03/26/30 ................. 635 587,602
3.00%,  03/15/32 ................. 255 223,906
6.25%,  12/01/32 ................. 100 107,317
4.95%,  06/15/33 ................. 610 599,741
4.35%,  04/25/44 ................. 331 280,168
3.70%,  01/26/45 ................. 410 312,905
Security
Par (000)
Par (000) Value
Insurance (continued)
4.13%,  04/15/47 ................. USD 970 $ 781,194
4.20%,  03/15/48 ................. 589 477,949
3.95%,  03/26/50 ................. 345 265,114
3.70%,  03/15/52 ................. 360 263,553
Protective Life Corp.
(d)
4.30%,  09/30/28 ................. 742 723,644
3.40%,  01/15/30 ................. 535 495,169
5.35%,  08/10/52 ................. 500 467,267
Protective Life Global Funding
(d)
5.21%,  04/14/26 ................. 565 568,408
1.62%,  04/15/26 ................. 550 530,108
1.30%,  09/20/26 ................. 580 549,150
4.99%,  01/12/27 ................. 605 607,826
4.71%,  07/06/27 ................. 628 628,044
4.34%,  09/13/27 ................. 300 296,896
1.90%,  07/06/28 ................. 360 326,998
5.47%,  12/08/28 ................. 835 850,657
5.22%,  06/12/29 ................. 300 302,460
4.77%,  12/09/29 ................. 150 148,604
1.74%,  09/21/30 ................. 460 388,263
5.43%,  01/14/32 ................. 310 312,139
Prudential Financial, Inc.
1.50%,  03/10/26 ................. 527 510,538
3.88%,  03/27/28 ................. 624 608,593
2.10%,  03/10/30
(e)
................ 460 405,719
5.75%,  07/15/33 ................. 500 522,494
5.70%,  12/14/36 ................. 789 810,261
6.63%,  12/01/37 ................. 260 285,724
3.00%,  03/10/40 ................. 658 482,618
6.63%,  06/21/40 ................. 246 270,010
4.60%,  05/15/44 ................. 801 694,431
4.50%,  09/15/47
(h)
................ 830 801,826
3.91%,  12/07/47 ................. 888 678,069
4.42%,  03/27/48 ................. 406 332,290
5.70%,  09/15/48
(h)
................ 893 885,562
3.94%,  12/07/49 ................. 1,025 771,606
4.35%,  02/25/50 ................. 939 762,163
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.04%),
3.70%,  10/01/50
(h)
............... 405 360,270
3.70%,  03/13/51 ................. 1,586 1,145,107
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.16%),
5.12%,  03/01/52
(h)
............... 770 725,025
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.00%,  09/01/52
(h)
............... 1,020 1,015,120
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.85%),
6.75%,  03/01/53
(h)
............... 400 414,351
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
6.50%,  03/15/54
(h)
............... 540 549,473
Prudential Funding Asia plc
3.13%,  04/14/30 ................. 1,190 1,090,041
3.63%,  03/24/32 ................. 670 608,320
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.52%),
2.95%,  11/03/33
(f)(h)
.............. 900 823,364
Reinsurance Group of America, Inc.
3.95%,  09/15/26 ................. 555 548,114
3.90%,  05/15/29 ................. 966 924,076
3.15%,  06/15/30 ................. 808 732,346
6.00%,  09/15/33 ................. 525 539,115
5.75%,  09/15/34 ................. 580 584,859

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Reliance Standard Life Global Funding II
(d)
5.24%,  02/02/26 ................. USD 50 $ 50,081
1.51%,  09/28/26 ................. 600 564,180
2.75%,  01/21/27 ................. 395 375,504
RenaissanceRe Finance, Inc., 3.45%,  07/01/27 898 870,278
RenaissanceRe Holdings Ltd.
3.60%,  04/15/29 ................. 440 414,252
5.75%,  06/05/33 ................. 815 818,398
RGA Global Funding
(d)
2.00%,  11/30/26
(e)
................ 895 852,573
6.00%,  11/21/28 ................. 620 640,691
2.70%,  01/18/29 ................. 535 490,817
5.45%,  05/24/29 ................. 525 532,572
5.25%,  01/09/30 ................. 375 376,539
5.50%,  01/11/31 ................. 395 399,604
5.05%,  12/06/31 ................. 295 290,360
Ryan Specialty LLC
(d)
4.38%,  02/01/30
(e)
................ 405 383,553
5.88%,  08/01/32 ................. 1,180 1,170,384
Sagicor Financial Co. Ltd., 5.30%,  05/13/28
(d)
465 454,488
Sammons Financial Group Global Funding,
5.10%,  12/10/29
(d)
............... 25 24,863
Sammons Financial Group, Inc.
(d)
4.45%,  05/12/27 ................. 153 150,365
3.35%,  04/16/31 ................. 625 543,958
4.75%,  04/08/32 ................. 700 642,279
6.88%,  04/15/34 ................. 665 696,007
SBL Holdings, Inc.
(d)
5.13%,  11/13/26 ................. 515 506,791
5.00%,  02/18/31 ................. 713 642,896
7.20%,  10/30/34 ................. 490 474,671
Securian Financial Group, Inc.,
4.80%,  04/15/48
(d)
............... 100 84,322
Selective Insurance Group, Inc.,
5.38%,  03/01/49 ................ 105 94,754
SiriusPoint Ltd., 7.00%,  04/05/29 ........ 35 36,005
Stewart Information Services Corp.,
3.60%,  11/15/31 ................. 505 441,673
Sumitomo Life Insurance Co.
(d)(h)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.84%), 5.88%
(j)
1,000 988,506
4.00%,  09/14/77
(e)
................ 1,090 1,054,130
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
3.38%,  04/15/81 ................ 940 831,316
Sunshine Life Insurance Corp. Ltd.,
4.50%,  04/20/26
(f)
................ 400 394,571
Swiss Re Finance Luxembourg SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.58%), 5.00%,  04/02/49
(d)(h)
... 770 760,550
Swiss RE Subordinated Finance plc,
(3-mo. CME Term SOFR + 1.81%),
5.70%,  04/05/35
(d)(h)
.............. 610 606,028
Swiss Re Treasury US Corp.,
4.25%,  12/06/42
(d)
............... 280 235,563
Teachers Insurance & Annuity Association of
America
(d)
6.85%,  12/16/39 ................. 1,074 1,188,680
4.90%,  09/15/44 ................. 1,595 1,421,676
4.27%,  05/15/47 ................. 2,039 1,637,343
3.30%,  05/15/50 ................. 1,372 917,833
Transatlantic Holdings, Inc., 8.00%,  11/30/39 . 400 490,915
Travelers Cos., Inc. (The)
6.75%,  06/20/36 ................. 370 411,133
6.25%,  06/15/37 ................. 865 928,507
Security
Par (000)
Par (000) Value
Insurance (continued)
5.35%,  11/01/40 ................. USD 705 $ 690,037
4.60%,  08/01/43 ................. 260 228,890
4.30%,  08/25/45 ................. 585 486,159
3.75%,  05/15/46 ................. 470 359,324
4.00%,  05/30/47 ................. 745 589,612
4.05%,  03/07/48 ................. 562 443,731
4.10%,  03/04/49 ................. 567 450,010
2.55%,  04/27/50 ................. 425 249,713
3.05%,  06/08/51 ................. 974 629,315
5.45%,  05/25/53 ................. 655 633,432
Travelers Property Casualty Corp.,
6.38%,  03/15/33 ................ 717 784,071
Trinity Acquisition plc, 4.40%,  03/15/26 .... 269 267,744
Trustage Financial Group, Inc.,
4.63%,  04/15/32
(d)
............... 10 9,183
Unum Group
4.00%,  06/15/29 ................. 165 158,297
4.05%,  08/15/41
(d)(e)
............... 455 359,904
5.75%,  08/15/42 ................. 395 386,065
4.50%,  12/15/49 ................. 765 608,130
4.13%,  06/15/51 ................. 305 227,014
6.00%,  06/15/54 ................. 380 375,007
USI, Inc., 7.50%,  01/15/32
(d)
........... 615 642,736
Vigorous Champion International Ltd.,
4.25%,  05/28/29
(f)
................ 400 382,542
W R Berkley Corp.
4.75%,  08/01/44 ................. 730 639,528
4.00%,  05/12/50 ................. 260 196,078
3.55%,  03/30/52 ................. 170 117,024
3.15%,  09/30/61 ................. 555 326,163
Western & Southern Life Insurance Co. (The)
(d)
5.15%,  01/15/49 ................. 395 351,371
3.75%,  04/28/61 ................. 612 414,982
Willis North America, Inc.
4.65%,  06/15/27 ................. 805 800,928
4.50%,  09/15/28 ................. 659 649,162
2.95%,  09/15/29 ................. 1,099 1,001,708
5.35%,  05/15/33 ................. 695 690,514
5.05%,  09/15/48 ................. 385 339,601
3.88%,  09/15/49 ................. 743 540,643
5.90%,  03/05/54 ................. 670 658,156
XL Group Ltd., 5.25%,  12/15/43 ......... 368 342,882
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%,  03/08/26
(f)
................ 400 390,550
Zurich Finance Ireland DAC
(f)(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.78%),
3.00%,  04/19/51 ................ 1,000 849,215
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
3.50%,  05/02/52 ................ 200 171,608
Zurich Insurance Co. Ltd., 5.63%,  06/24/46
(f)(h)
400 400,482
437,745,236
Interactive Media & Services — 0.2%
Alphabet, Inc.
2.00%,  08/15/26 ................. 2,140 2,067,309
0.80%,  08/15/27 ................. 1,520 1,393,213
1.10%,  08/15/30 ................. 2,435 2,031,797
1.90%,  08/15/40 ................. 1,472 962,511
2.05%,  08/15/50 ................. 2,590 1,440,366
2.25%,  08/15/60 ................. 2,109 1,141,980
Baidu, Inc.
1.72%,  04/09/26 ................. 810 781,639
1.63%,  02/23/27 ................. 352 331,179

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
3.63%,  07/06/27 ................. USD 894 $ 872,800
4.38%,  03/29/28 ................. 597 587,865
4.88%,  11/14/28 ................. 515 514,647
3.43%,  04/07/30 ................. 547 507,639
2.38%,  10/09/30
(e)
................ 444 386,441
2.38%,  08/23/31
(e)
................ 799 678,992
Cars.com, Inc., 6.38%,  11/01/28
(d)
....... 395 394,627
Meta Platforms, Inc.
3.50%,  08/15/27 ................. 3,220 3,154,622
4.60%,  05/15/28 ................. 2,010 2,016,194
4.30%,  08/15/29 ................. 1,275 1,259,588
4.80%,  05/15/30 ................. 915 922,528
4.55%,  08/15/31 ................. 1,335 1,317,604
3.85%,  08/15/32 ................. 2,925 2,724,891
4.95%,  05/15/33 ................. 1,770 1,774,154
4.75%,  08/15/34 ................. 2,540 2,480,825
4.45%,  08/15/52 ................. 2,730 2,294,510
5.60%,  05/15/53 ................. 2,355 2,347,621
5.40%,  08/15/54 ................. 3,170 3,067,781
4.65%,  08/15/62 ................. 1,450 1,224,902
5.75%,  05/15/63 ................. 1,822 1,830,291
5.55%,  08/15/64 ................. 2,190 2,125,560
NAVER Corp., 1.50%,  03/29/26
(f)
........ 800 769,048
Tencent Holdings Ltd.
(f)
3.58%,  04/11/26 ................. 600 591,659
3.60%,  01/19/28
(e)
................ 3,200 3,102,105
3.98%,  04/11/29 ................. 2,600 2,515,715
2.39%,  06/03/30
(e)
................ 2,200 1,935,077
2.88%,  04/22/31 ................. 200 177,155
3.93%,  01/19/38 ................. 800 681,000
3.68%,  04/22/41 ................. 900 700,941
4.53%,  04/11/49 ................. 400 333,365
3.24%,  06/03/50 ................. 2,300 1,515,410
3.84%,  04/22/51
(e)
................ 2,000 1,465,523
3.29%,  06/03/60
(e)
................ 800 497,023
3.94%,  04/22/61
(e)
................ 800 571,867
Weibo Corp., 3.38%,  07/08/30
(e)
........ 935 840,553
Ziff Davis, Inc., 4.63%,  10/15/30
(d)
....... 445 406,538
ZipRecruiter, Inc., 5.00%,  01/15/30
(d)(e)
..... 554 505,246
59,242,301
IT Services — 0.2%
Accenture Capital, Inc.
3.90%,  10/04/27 ................. 500 493,612
4.05%,  10/04/29 ................. 790 769,810
4.25%,  10/04/31 ................. 745 719,479
4.50%,  10/04/34 ................. 625 594,877
Acuris Finance US, Inc.
(d)
5.00%,  05/01/28 ................. 350 323,249
9.00%,  08/01/29 ................. 500 502,460
Ahead DB Holdings LLC, 6.63%,  05/01/28
(d)(e)
400 396,103
Amdocs Ltd., 2.54%,  06/15/30 ......... 817 715,706
Arches Buyer, Inc.
(d)
4.25%,  06/01/28 ................. 935 873,467
6.13%,  12/01/28 ................. 495 448,260
ASGN, Inc., 4.63%,  05/15/28
(d)
......... 540 519,738
Booz Allen Hamilton, Inc.
3.88%,  09/01/28
(d)
................ 940 894,986
4.00%,  07/01/29
(d)
................ 699 661,081
5.95%,  08/04/33 ................. 660 670,626
CA Magnum Holdings, 5.38%,  10/31/26
(f)
... 1,000 981,107
Cablevision Lightpath LLC
(d)
3.88%,  09/15/27 ................. 455 429,386
5.63%,  09/15/28 ................. 410 383,501
Security
Par (000)
Par (000) Value
IT Services (continued)
CGI, Inc.
1.45%,  09/14/26 ................. USD 515 $ 488,973
2.30%,  09/14/31 ................. 410 342,714
Cogent Communications Group LLC
(d)
3.50%,  05/01/26 ................. 482 470,759
7.00%,  06/15/27 ................. 445 450,202
Cogent Communications Group, Inc.,
7.00%,  06/15/27
(d)
............... 295 298,116
Conduent Business Services LLC,
6.00%,  11/01/29
(d)
................ 516 496,560
DXC Technology Co.
1.80%,  09/15/26 ................. 475 451,056
2.38%,  09/15/28 ................. 762 690,673
Fortress Intermediate 3, Inc.,
7.50%,  06/01/31
(d)
............... 735 757,890
Gartner, Inc.
(d)
4.50%,  07/01/28 ................. 691 673,542
3.63%,  06/15/29 ................. 809 757,890
3.75%,  10/01/30 ................. 820 751,755
Genpact Luxembourg SARL
1.75%,  04/10/26 ................. 255 245,437
6.00%,  06/04/29 ................. 365 374,377
IBM International Capital Pte. Ltd.
4.70%,  02/05/26 ................. 830 831,071
4.60%,  02/05/27 ................. 806 807,510
4.60%,  02/05/29 ................. 890 885,010
4.75%,  02/05/31 ................. 695 688,123
4.90%,  02/05/34 ................. 980 953,257
5.25%,  02/05/44 ................. 830 787,280
5.30%,  02/05/54 ................. 1,465 1,349,771
International Business Machines Corp.
4.50%,  02/06/26 ................. 685 684,589
3.45%,  02/19/26 ................. 1,562 1,544,676
3.30%,  05/15/26 ................. 2,840 2,794,242
3.30%,  01/27/27 ................. 818 798,410
2.20%,  02/09/27 ................. 285 271,768
1.70%,  05/15/27 ................. 1,249 1,170,337
4.15%,  07/27/27 ................. 865 855,743
6.22%,  08/01/27 ................. 789 818,201
6.50%,  01/15/28 ................. 677 711,120
4.50%,  02/06/28 ................. 955 952,870
3.50%,  05/15/29 ................. 1,245 1,182,384
1.95%,  05/15/30 ................. 1,378 1,189,309
2.72%,  02/09/32 ................. 260 224,822
4.40%,  07/27/32 ................. 860 823,403
5.88%,  11/29/32 ................. 603 635,066
4.75%,  02/06/33 ................. 805 787,572
4.15%,  05/15/39 ................. 2,086 1,795,681
5.60%,  11/30/39 ................. 910 907,254
2.85%,  05/15/40 ................. 608 435,598
4.00%,  06/20/42 ................. 1,120 914,323
4.70%,  02/19/46 ................. 802 699,211
4.25%,  05/15/49 ................. 2,175 1,746,887
2.95%,  05/15/50 ................. 705 442,451
3.43%,  02/09/52 ................. 740 505,799
4.90%,  07/27/52 ................. 780 691,413
5.10%,  02/06/53 ................. 655 597,463
7.13%,  12/01/96
(e)
................ 385 464,231
ION Trading Technologies SARL
(d)
5.75%,  05/15/28 ................. 455 428,923
9.50%,  05/30/29 ................. 775 810,489
Kyndryl Holdings, Inc.
2.05%,  10/15/26 ................. 560 534,095
2.70%,  10/15/28 ................. 465 427,363
3.15%,  10/15/31 ................. 700 610,189

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
6.35%,  02/20/34
(e)
................ USD 225 $ 234,289
4.10%,  10/15/41 ................. 595 468,098
Newfold Digital Holdings Group, Inc.
(d)
11.75%,  10/15/28 ................. 520 429,421
6.00%,  02/15/29 ................. 485 267,621
Twilio, Inc.
3.63%,  03/15/29 ................. 503 467,498
3.88%,  03/15/31 ................. 498 451,414
Unisys Corp., 6.88%,  11/01/27
(d)
........ 470 465,545
VeriSign, Inc.
4.75%,  07/15/27 ................. 1,115 1,110,619
2.70%,  06/15/31 ................. 718 618,130
Virtusa Corp., 7.13%,  12/15/28
(d)
........ 345 334,930
Wipro IT Services LLC, 1.50%,  06/23/26
(f)
... 600 572,620
56,805,481
Leisure Products — 0.0%
Amer Sports Co., 6.75%,  02/16/31
(d)
...... 775 795,769
Brunswick Corp.
5.85%,  03/18/29 ................. 200 203,461
2.40%,  08/18/31 ................. 615 505,308
4.40%,  09/15/32
(e)
................ 625 570,027
5.10%,  04/01/52 ................. 380 297,303
Hasbro, Inc.
3.55%,  11/19/26 ................. 800 782,838
3.50%,  09/15/27 ................. 654 631,286
3.90%,  11/19/29 ................. 1,196 1,127,033
6.05%,  05/14/34 ................. 355 358,360
6.35%,  03/15/40 ................. 502 506,561
5.10%,  05/15/44 ................. 350 302,954
Mattel, Inc.
3.38%,  04/01/26
(d)
................ 547 536,841
5.88%,  12/15/27
(d)
................ 1,125 1,129,988
3.75%,  04/01/29
(d)
................ 980 923,945
5.45%,  11/01/41 ................. 275 249,641
Polaris, Inc., 6.95%,  03/15/29 .......... 690 724,509
9,645,824
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.05%,  09/22/26 ................. 455 443,091
4.20%,  09/09/27 ................. 250 247,054
2.75%,  09/15/29 ................. 903 822,439
2.10%,  06/04/30 ................. 660 570,058
2.30%,  03/12/31 ................. 1,110 949,409
4.75%,  09/09/34 ................. 390 371,865
Bio-Rad Laboratories, Inc.
3.30%,  03/15/27 ................. 745 722,508
3.70%,  03/15/32 ................. 699 629,139
Charles River Laboratories International, Inc.
(d)
4.25%,  05/01/28 ................. 505 483,566
3.75%,  03/15/29 ................. 505 466,725
4.00%,  03/15/31 ................. 505 453,567
Danaher Corp.
4.38%,  09/15/45 ................. 467 397,754
2.60%,  10/01/50 ................. 1,058 628,668
2.80%,  12/10/51 ................. 1,074 657,188
Fortrea Holdings, Inc., 7.50%,  07/01/30
(d)(e)
.. 560 562,252
Illumina, Inc.
4.65%,  09/09/26 ................. 325 324,033
5.75%,  12/13/27 ................. 605 618,597
2.55%,  03/23/31
(e)
................ 790 676,612
PRA Health Sciences, Inc., 2.88%,  07/15/26
(d)
580 560,584
Revvity, Inc.
1.90%,  09/15/28 ................. 790 711,730
3.30%,  09/15/29 ................. 1,025 949,099
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
2.55%,  03/15/31 ................. USD 455 $ 387,491
2.25%,  09/15/31 ................. 500 414,343
3.63%,  03/15/51 ................. 450 308,079
Thermo Fisher Scientific, Inc.
4.95%,  08/10/26 ................. 545 549,580
5.00%,  12/05/26 ................. 675 681,134
4.80%,  11/21/27 ................. 715 720,023
1.75%,  10/15/28 ................. 565 510,120
5.00%,  01/31/29
(e)
................ 1,050 1,061,316
2.60%,  10/01/29 ................. 1,393 1,269,563
4.98%,  08/10/30 ................. 815 821,600
2.00%,  10/15/31 ................. 1,045 877,886
4.95%,  11/21/32 ................. 830 825,223
5.09%,  08/10/33 ................. 415 413,558
5.20%,  01/31/34 ................. 525 526,179
2.80%,  10/15/41 ................. 1,257 886,712
5.40%,  08/10/43 ................. 575 565,722
5.30%,  02/01/44 ................. 390 376,043
4.10%,  08/15/47 ................. 665 538,746
23,979,256
Machinery — 0.3%
AGCO Corp.
5.45%,  03/21/27 ................. 625 631,820
5.80%,  03/21/34 ................. 525 526,050
Amsted Industries, Inc.
(d)
5.63%,  07/01/27 ................. 410 407,478
4.63%,  05/15/30 ................. 410 385,391
ATS Corp., 4.13%,  12/15/28
(d)
.......... 345 321,973
Calderys Financing LLC, 11.25%,  06/01/28
(d)
. 525 562,289
Caterpillar, Inc.
2.60%,  09/19/29 ................. 763 697,573
2.60%,  04/09/30 ................. 815 737,448
1.90%,  03/12/31
(e)
................ 630 538,481
5.30%,  09/15/35 ................. 460 471,711
6.05%,  08/15/36 ................. 95 102,493
5.20%,  05/27/41 ................. 766 749,971
3.80%,  08/15/42 ................. 1,674 1,362,236
4.30%,  05/15/44 ................. 410 353,245
3.25%,  09/19/49 ................. 1,023 711,734
3.25%,  04/09/50 ................. 1,207 838,531
4.75%,  05/15/64 ................. 401 344,793
Chart Industries, Inc.
(d)
7.50%,  01/01/30 ................. 1,415 1,477,770
9.50%,  01/01/31 ................. 475 511,584
CNH Industrial Capital LLC
1.45%,  07/15/26 ................. 315 300,478
4.50%,  10/08/27 ................. 215 213,379
4.55%,  04/10/28 ................. 960 949,641
5.50%,  01/12/29 ................. 450 457,688
5.10%,  04/20/29 ................. 450 451,862
CNH Industrial NV, 3.85%,  11/15/27 ...... 839 818,421
CSSC Capital 2015 Ltd.
(f)
2.10%,  07/27/26 ................. 400 383,611
3.00%,  02/13/30 ................. 600 542,854
Cummins, Inc.
4.90%,  02/20/29 ................. 330 332,306
1.50%,  09/01/30 ................. 1,223 1,027,310
5.15%,  02/20/34 ................. 455 455,651
4.88%,  10/01/43 ................. 480 440,469
2.60%,  09/01/50 ................. 807 478,084
5.45%,  02/20/54 ................. 975 944,778
Daimler Truck Finance North America LLC
(d)
2.00%,  12/14/26 ................. 1,040 988,886
5.00%,  01/15/27 ................. 765 767,698

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
3.65%,  04/07/27 ................. USD 1,245 $ 1,215,345
5.13%,  09/25/27 ................. 370 372,596
4.95%,  01/13/28 ................. 150 150,468
5.13%,  01/19/28 ................. 925 930,968
5.40%,  09/20/28 ................. 515 522,466
2.38%,  12/14/28 ................. 875 797,378
5.13%,  09/25/29 ................. 225 225,992
5.25%,  01/13/30 ................. 300 300,952
2.50%,  12/14/31 ................. 275 232,195
5.38%,  01/13/32 ................. 300 299,036
5.50%,  09/20/33 ................. 635 634,988
5.38%,  01/18/34 ................. 680 672,253
5.38%,  06/25/34 ................. 630 622,268
5.63%,  01/13/35 ................. 300 300,351
Deere & Co.
5.38%,  10/16/29 ................. 600 619,866
3.10%,  04/15/30 ................. 954 881,346
7.13%,  03/03/31 ................. 429 483,111
5.45%,  01/16/35 ................. 775 791,108
3.90%,  06/09/42 ................. 1,055 879,866
2.88%,  09/07/49 ................. 535 348,542
3.75%,  04/15/50 ................. 1,080 828,660
5.70%,  01/19/55 ................. 75 77,063
Dover Corp.
2.95%,  11/04/29 ................. 360 329,896
5.38%,  10/15/35 ................. 250 251,215
5.38%,  03/01/41 ................. 210 202,839
Enpro, Inc., 5.75%,  10/15/26 .......... 345 344,742
Esab Corp., 6.25%,  04/15/29
(d)
......... 678 687,819
Flowserve Corp.
3.50%,  10/01/30 ................. 485 442,958
2.80%,  01/15/32 ................. 480 407,980
Fortive Corp.
3.15%,  06/15/26 ................. 1,143 1,119,464
4.30%,  06/15/46 ................. 482 389,649
GrafTech Finance, Inc., 4.63%,  12/23/29
(d)(e)
. 475 334,617
GrafTech Global Enterprises, Inc.,
9.88%,  12/23/29
(d)
............... 405 347,141
HD Hyundai Heavy Industries Co. Ltd.,
3.18%,  03/28/27
(f)
................ 200 193,149
Hillenbrand, Inc.
(k)
5.00%,  09/15/26 ................. 375 372,683
6.25%,  02/15/29 ................. 495 500,200
3.75%,  03/01/31 ................. 340 300,028
Husky Injection Molding Systems Ltd.,
9.00%,  02/15/29
(d)
............... 975 1,021,798
IDEX Corp.
4.95%,  09/01/29 ................. 500 499,151
3.00%,  05/01/30 ................. 525 475,148
2.63%,  06/15/31 ................. 530 455,911
Illinois Tool Works, Inc.
2.65%,  11/15/26 ................. 1,537 1,495,436
4.88%,  09/15/41 ................. 395 368,756
3.90%,  09/01/42 ................. 1,241 1,011,661
Ingersoll Rand, Inc.
5.20%,  06/15/27 ................. 880 890,048
5.40%,  08/14/28 ................. 590 600,222
5.18%,  06/15/29 ................. 515 519,669
5.31%,  06/15/31 ................. 140 141,392
5.70%,  08/14/33 ................. 1,550 1,586,059
5.45%,  06/15/34 ................. 400 401,301
5.70%,  06/15/54 ................. 320 313,503
Kennametal, Inc.
4.63%,  06/15/28 ................. 463 458,296
2.80%,  03/01/31 ................. 225 194,440
Security
Par (000)
Par (000) Value
Machinery (continued)
Manitowoc Co., Inc. (The), 9.25%,  10/01/31
(d)(e)
USD 305 $ 316,610
Maxim Crane Works Holdings Capital LLC,
11.50%,  09/01/28
(d)
............... 495 522,410
Mueller Water Products, Inc.,
4.00%,  06/15/29
(d)
............... 455 424,280
Nordson Corp.
5.60%,  09/15/28 ................. 825 844,465
4.50%,  12/15/29 ................. 445 433,476
5.80%,  09/15/33 ................. 210 216,225
nVent Finance SARL
4.55%,  04/15/28 ................. 512 505,609
2.75%,  11/15/31 ................. 340 285,206
5.65%,  05/15/33 ................. 665 661,991
Oshkosh Corp.
4.60%,  05/15/28 ................. 781 772,577
3.10%,  03/01/30 ................. 350 321,058
OT Merger Corp., 7.88%,  10/15/29
(d)
...... 280 120,427
Otis Worldwide Corp.
2.29%,  04/05/27 ................. 436 414,395
5.25%,  08/16/28 ................. 485 491,768
2.57%,  02/15/30 ................. 1,830 1,633,342
5.13%,  11/19/31 ................. 165 165,054
3.11%,  02/15/40 ................. 762 571,227
3.36%,  02/15/50 ................. 800 546,612
Parker-Hannifin Corp.
3.25%,  03/01/27 ................. 703 684,691
4.25%,  09/15/27 ................. 1,425 1,411,613
3.25%,  06/14/29 ................. 1,012 949,058
4.50%,  09/15/29 ................. 1,280 1,266,184
4.20%,  11/21/34 ................. 774 714,470
6.25%,  05/15/38 ................. 323 346,197
4.45%,  11/21/44 ................. 653 560,208
4.10%,  03/01/47 ................. 459 371,419
4.00%,  06/14/49 ................. 955 747,055
Park-Ohio Industries, Inc., 6.63%,  04/15/27 . 320 315,688
Roller Bearing Co. of America, Inc.,
4.38%,  10/15/29
(d)
............... 500 471,359
Snap-on, Inc.
3.25%,  03/01/27 ................. 205 199,553
4.10%,  03/01/48 ................. 470 377,117
3.10%,  05/01/50 ................. 615 408,306
SPX FLOW, Inc., 8.75%,  04/01/30
(d)(e)
..... 497 517,384
Stanley Black & Decker, Inc.
3.40%,  03/01/26 ................. 201 198,320
6.27%,  03/06/26 ................. 10 10,001
6.00%,  03/06/28 ................. 290 300,252
4.25%,  11/15/28 ................. 480 469,861
2.30%,  03/15/30 ................. 487 424,903
3.00%,  05/15/32 ................. 780 669,512
5.20%,  09/01/40 ................. 426 402,565
4.85%,  11/15/48 ................. 505 428,916
2.75%,  11/15/50 ................. 758 433,400
Terex Corp.
(d)
5.00%,  05/15/29 ................. 590 567,754
6.25%,  10/15/32 ................. 745 737,264
Timken Co. (The)
4.50%,  12/15/28 ................. 319 314,394
4.13%,  04/01/32 ................. 405 372,762
Titan International, Inc., 7.00%,  04/30/28
(e)
.. 405 402,305
TK Elevator Holdco GmbH, 7.63%,  07/15/28
(d)
410 412,812
TK Elevator US Newco, Inc., 5.25%,  07/15/27
(d)
1,540 1,522,826
Toyota Industries Corp., 3.57%,  03/16/28
(d)(e)
. 739 708,652
Trinity Industries, Inc., 7.75%,  07/15/28
(d)
... 570 592,431
Wabash National Corp., 4.50%,  10/15/28
(d)
.. 390 360,471
Weir Group plc (The), 2.20%,  05/13/26
(d)
... 810 781,647

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Werner FinCo. LP, 11.50%,  06/15/28
(d)
..... USD 405 $ 446,604
Westinghouse Air Brake Technologies Corp.
(k)
3.45%,  11/15/26 ................. 960 937,943
4.70%,  09/15/28 ................. 1,515 1,502,126
5.61%,  03/11/34 ................. 485 490,794
Xylem, Inc.
3.25%,  11/01/26 ................. 645 629,761
1.95%,  01/30/28 ................. 621 572,550
2.25%,  01/30/31 ................. 767 658,569
4.38%,  11/01/46 ................. 345 280,686
84,346,791
Marine Transportation — 0.0%
AP Moller - Maersk A/S
(d)
4.50%,  06/20/29
(e)
................ 835 821,748
5.88%,  09/14/33 ................. 870 895,814
Danaos Corp., 8.50%,  03/01/28
(d)
........ 265 271,006
Kirby Corp., 4.20%,  03/01/28 .......... 801 780,667
MISC Capital Two Labuan Ltd.,
3.75%,  04/06/27
(f)
................ 400 389,916
MV24 Capital BV, 6.75%,  06/01/34
(f)
...... 752 714,540
Polar Tankers, Inc., 5.95%,  05/10/37
(d)
..... 684 700,043
4,573,734
Media — 0.8%
Advantage Sales & Marketing, Inc.,
6.50%,  11/15/28
(d)
................ 590 558,836
AMC Networks, Inc.
10.25%,  01/15/29
(d)
............... 855 912,584
4.25%,  02/15/29 ................. 962 762,177
Beasley Mezzanine Holdings LLC,
9.20%,  08/01/28
(d)
............... 159 87,015
Belo Corp.
7.75%,  06/01/27 ................. 200 206,996
7.25%,  09/15/27 ................. 245 252,765
Block Communications, Inc., 4.88%,  03/01/28
(d)
(e)
.......................... 305 285,393
Cable One, Inc., 4.00%,  11/15/30
(d)(e)
...... 645 526,785
Charter Communications Operating LLC
6.15%,  11/10/26 ................. 1,330 1,355,963
3.75%,  02/15/28 ................. 1,279 1,225,505
4.20%,  03/15/28 ................. 1,676 1,625,303
2.25%,  01/15/29 ................. 1,330 1,179,799
5.05%,  03/30/29 ................. 1,153 1,132,294
6.10%,  06/01/29 ................. 1,120 1,146,081
2.80%,  04/01/31 ................. 1,465 1,242,301
2.30%,  02/01/32 ................. 913 723,096
4.40%,  04/01/33 ................. 815 728,712
6.65%,  02/01/34 ................. 790 813,008
6.55%,  06/01/34 ................. 1,445 1,478,569
6.38%,  10/23/35 ................. 1,785 1,786,679
5.38%,  04/01/38 ................. 903 807,378
3.50%,  06/01/41 ................. 1,157 799,879
3.50%,  03/01/42 ................. 1,255 853,992
6.48%,  10/23/45 ................. 3,021 2,868,129
5.38%,  05/01/47 ................. 2,140 1,754,188
5.75%,  04/01/48 ................. 2,485 2,138,366
5.13%,  07/01/49 ................. 1,915 1,511,435
4.80%,  03/01/50 ................. 2,337 1,753,516
3.70%,  04/01/51 ................. 1,750 1,098,846
3.90%,  06/01/52 ................. 2,507 1,609,725
5.25%,  04/01/53 ................. 1,374 1,104,923
6.83%,  10/23/55 ................. 582 572,099
3.85%,  04/01/61 ................. 1,935 1,165,075
4.40%,  12/01/61 ................. 1,425 949,041
3.95%,  06/30/62 ................. 1,395 851,160
Security
Par (000)
Par (000) Value
Media (continued)
5.50%,  04/01/63 ................. USD 1,110 $ 885,334
Clear Channel Outdoor Holdings, Inc.
(d)
5.13%,  08/15/27 ................. 1,232 1,199,911
7.75%,  04/15/28 ................. 985 912,996
9.00%,  09/15/28 ................. 740 779,072
7.50%,  06/01/29
(e)
................ 1,035 921,671
7.88%,  04/01/30 ................. 835 864,190
CMG Media Corp., 8.88%,  06/18/29
(d)
..... 720 579,891
Comcast Corp.
3.15%,  03/01/26 ................. 1,300 1,281,811
2.35%,  01/15/27 ................. 1,787 1,713,232
3.30%,  02/01/27 ................. 1,022 998,242
3.30%,  04/01/27 ................. 1,049 1,020,663
5.35%,  11/15/27 ................. 1,120 1,142,020
3.15%,  02/15/28 ................. 1,195 1,142,849
3.55%,  05/01/28 ................. 1,055 1,016,954
4.15%,  10/15/28 ................. 2,472 2,421,734
4.55%,  01/15/29 ................. 1,175 1,164,929
5.10%,  06/01/29 ................. 1,160 1,175,447
2.65%,  02/01/30 ................. 2,109 1,898,187
3.40%,  04/01/30 ................. 1,198 1,113,988
4.25%,  10/15/30 ................. 1,405 1,357,946
1.95%,  01/15/31 ................. 1,889 1,589,771
1.50%,  02/15/31 ................. 1,494 1,222,769
5.50%,  11/15/32 ................. 1,214 1,237,857
4.25%,  01/15/33 ................. 1,581 1,474,636
4.65%,  02/15/33 ................. 1,055 1,015,349
7.05%,  03/15/33 ................. 776 864,258
4.80%,  05/15/33 ................. 870 841,885
5.30%,  06/01/34
(e)
................ 945 941,796
4.20%,  08/15/34 ................. 977 895,433
5.65%,  06/15/35 ................. 842 855,631
4.40%,  08/15/35 ................. 971 892,158
6.50%,  11/15/35 ................. 1,108 1,201,826
3.20%,  07/15/36 ................. 1,222 983,503
6.45%,  03/15/37 ................. 724 776,221
6.95%,  08/15/37 ................. 556 618,610
3.90%,  03/01/38 ................. 990 831,998
4.60%,  10/15/38 ................. 843 758,624
6.55%,  07/01/39 ................. 544 584,995
3.25%,  11/01/39 ................. 1,245 945,026
3.75%,  04/01/40 ................. 1,555 1,247,381
4.65%,  07/15/42 ................. 664 577,752
4.75%,  03/01/44 ................. 462 403,643
4.60%,  08/15/45 ................. 918 780,557
3.40%,  07/15/46 ................. 1,547 1,084,190
4.00%,  08/15/47 ................. 939 713,934
3.97%,  11/01/47 ................. 1,682 1,271,723
4.00%,  03/01/48 ................. 975 741,682
4.70%,  10/15/48 ................. 1,681 1,430,978
4.00%,  11/01/49 ................. 2,032 1,529,062
3.45%,  02/01/50 ................. 1,577 1,075,145
2.80%,  01/15/51 ................. 1,658 982,996
2.89%,  11/01/51 ................. 4,153 2,495,905
2.45%,  08/15/52 ................. 1,746 945,480
4.05%,  11/01/52 ................. 1,024 766,907
5.35%,  05/15/53 ................. 1,470 1,343,026
5.65%,  06/01/54 ................. 1,305 1,254,138
2.94%,  11/01/56 ................. 5,225 3,010,541
4.95%,  10/15/58 ................. 1,449 1,235,458
2.65%,  08/15/62 ................. 1,083 560,113
2.99%,  11/01/63 ................. 3,244 1,811,796
5.50%,  05/15/64 ................. 895 819,372
Cox Communications, Inc.
(d)
3.35%,  09/15/26 ................. 1,130 1,104,565

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
3.50%,  08/15/27 ................. USD 1,300 $ 1,257,898
5.45%,  09/15/28 ................. 1,202 1,218,839
1.80%,  10/01/30 ................. 763 628,685
2.60%,  06/15/31 ................. 635 535,381
5.70%,  06/15/33 ................. 1,180 1,169,721
5.45%,  09/01/34 ................. 450 432,514
4.80%,  02/01/35 ................. 782 710,136
8.38%,  03/01/39 ................. 282 329,550
4.70%,  12/15/42 ................. 446 357,788
4.50%,  06/30/43 ................. 491 390,536
4.60%,  08/15/47 ................. 410 318,603
2.95%,  10/01/50 ................. 895 515,177
3.60%,  06/15/51 ................. 845 547,904
5.80%,  12/15/53 ................. 875 788,963
5.95%,  09/01/54 ................. 770 706,130
CSC Holdings LLC
(d)
5.50%,  04/15/27 ................. 1,410 1,305,981
5.38%,  02/01/28 ................. 960 843,487
7.50%,  04/01/28
(e)
................ 1,047 773,419
11.25%,  05/15/28 ................. 990 981,213
11.75%,  01/31/29 ................. 2,160 2,149,971
6.50%,  02/01/29 ................. 1,695 1,447,780
5.75%,  01/15/30
(e)
................ 2,195 1,283,539
4.13%,  12/01/30 ................. 1,088 817,928
4.63%,  12/01/30 ................. 2,260 1,240,107
3.38%,  02/15/31 ................. 1,000 726,710
4.50%,  11/15/31 ................. 1,480 1,112,348
5.00%,  11/15/31 ................. 440 235,240
Cumulus Media New Holdings, Inc.,
8.00%,  07/01/29
(d)
............... 290 103,036
DirecTV Financing LLC
(d)
5.88%,  08/15/27 ................. 3,593 3,556,603
8.88%,  02/01/30 ................. 745 737,479
Discovery Communications LLC
4.90%,  03/11/26 ................. 432 431,373
3.95%,  03/20/28 ................. 1,430 1,363,581
4.13%,  05/15/29 ................. 887 830,015
3.63%,  05/15/30 ................. 1,203 1,075,199
5.00%,  09/20/37 ................. 719 601,937
6.35%,  06/01/40 ................. 650 601,390
5.20%,  09/20/47 ................. 709 560,950
4.65%,  05/15/50 ................. 235 165,214
4.00%,  09/15/55 ................. 500 315,291
DISH DBS Corp.
7.75%,  07/01/26
(e)
................ 1,939 1,695,232
5.25%,  12/01/26
(d)
................ 2,730 2,522,670
7.38%,  07/01/28
(e)
................ 965 691,839
5.75%,  12/01/28
(d)
................ 2,455 2,129,176
5.13%,  06/01/29 ................. 1,465 963,079
DISH Network Corp., 11.75%,  11/15/27
(d)
... 3,750 3,959,658
EchoStar Corp.
10.75%,  11/30/29 ................. 5,290 5,701,438
6.75%,  11/30/30 ................. 2,240 2,042,681
Fox Corp.
4.71%,  01/25/29 ................. 2,121 2,101,399
3.50%,  04/08/30 ................. 875 813,593
6.50%,  10/13/33 ................. 920 971,107
5.48%,  01/25/39 ................. 1,412 1,344,272
5.58%,  01/25/49 ................. 1,490 1,384,066
GCI LLC, 4.75%,  10/15/28
(d)
........... 584 550,833
Gray Media, Inc.
(d)
7.00%,  05/15/27 ................. 639 626,088
10.50%,  07/15/29
(e)
............... 1,210 1,266,113
4.75%,  10/15/30 ................. 780 472,922
5.38%,  11/15/31 ................. 1,260 750,740
Security
Par (000)
Par (000) Value
Media (continued)
Grupo Televisa SAB
8.50%,  03/11/32 ................. USD 203 $ 220,925
6.63%,  01/15/40 ................. 558 502,934
5.00%,  05/13/45 ................. 605 434,102
6.13%,  01/31/46
(e)
................ 970 804,703
5.25%,  05/24/49 ................. 795 577,710
iHeartCommunications, Inc.
(d)
9.13%,  05/01/29 ................. 692 605,339
10.88%,  05/01/30 ................. 666 466,208
7.75%,  08/15/30
(e)
................ 596 487,889
7.00%,  01/15/31
(e)
................ 368 284,397
Interpublic Group of Cos., Inc. (The)
4.65%,  10/01/28 ................. 575 570,881
4.75%,  03/30/30 ................. 616 609,375
2.40%,  03/01/31 ................. 460 392,864
5.38%,  06/15/33 ................. 411 408,585
3.38%,  03/01/41 ................. 419 309,639
5.40%,  10/01/48 ................. 496 463,550
Lamar Media Corp.
3.75%,  02/15/28 ................. 590 561,745
4.88%,  01/15/29 ................. 408 396,193
4.00%,  02/15/30 ................. 530 489,458
3.63%,  01/15/31 ................. 544 485,024
LCPR Senior Secured Financing DAC
(d)
6.75%,  10/15/27 ................. 1,145 1,048,051
5.13%,  07/15/29
(e)
................ 790 641,697
McGraw-Hill Education, Inc.
(d)
5.75%,  08/01/28 ................. 825 812,176
8.00%,  08/01/29 ................. 634 644,992
7.38%,  09/01/31 ................. 645 670,878
Midcontinent Communications,
8.00%,  08/15/32
(d)(e)
.............. 650 666,912
Neptune Bidco US, Inc., 9.29%,  04/15/29
(d)
.. 2,560 2,181,576
News Corp.
(d)
3.88%,  05/15/29 ................. 960 896,514
5.13%,  02/15/32 ................. 520 496,140
Nexstar Media, Inc.
(d)
5.63%,  07/15/27 ................. 1,625 1,602,867
4.75%,  11/01/28 ................. 985 929,983
Omnicom Group, Inc.
3.60%,  04/15/26 ................. 1,722 1,700,481
2.45%,  04/30/30 ................. 725 639,939
4.20%,  06/01/30 ................. 669 645,303
2.60%,  08/01/31 ................. 855 735,964
5.30%,  11/01/34 ................. 670 660,620
Outfront Media Capital LLC
(d)
5.00%,  08/15/27 ................. 625 613,876
4.25%,  01/15/29 ................. 465 435,187
4.63%,  03/15/30
(e)
................ 465 431,707
7.38%,  02/15/31 ................. 450 471,397
Paramount Global
2.90%,  01/15/27 ................. 355 340,352
3.38%,  02/15/28 ................. 607 574,991
3.70%,  06/01/28 ................. 617 585,325
4.20%,  06/01/29 ................. 612 579,840
7.88%,  07/30/30 ................. 881 959,663
4.95%,  01/15/31 ................. 920 870,806
4.20%,  05/19/32 ................. 937 835,311
5.50%,  05/15/33 ................. 385 367,046
6.88%,  04/30/36 ................. 1,203 1,231,833
5.90%,  10/15/40 ................. 254 223,311
4.85%,  07/01/42 ................. 548 438,317
4.38%,  03/15/43 ................. 1,479 1,095,342
5.85%,  09/01/43 ................. 1,222 1,073,191
5.25%,  04/01/44 ................. 285 228,279

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
4.90%,  08/15/44 ................. USD 603 $ 464,972
4.60%,  01/15/45 ................. 655 489,331
4.95%,  05/19/50 ................. 1,043 799,413
6.25%,  02/28/57
(h)
................ 650 620,673
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.00%),
6.38%,  03/30/62
(h)
............... 970 946,318
Radiate Holdco LLC
(d)
4.50%,  09/15/26 ................. 901 799,964
6.50%,  09/15/28 ................. 903 599,292
Scripps Escrow II, Inc.
(d)
3.88%,  01/15/29 ................. 505 368,693
5.38%,  01/15/31
(e)
................ 395 210,957
Scripps Escrow, Inc., 5.88%,  07/15/27
(d)
.... 440 368,647
Sinclair Television Group, Inc.
(d)
5.13%,  02/15/27 ................. 260 247,461
5.50%,  03/01/30 ................. 470 327,359
4.13%,  12/01/30 ................. 715 501,409
8.13%,  02/15/33 ................. 295 296,740
Sirius XM Radio LLC
(d)
3.13%,  09/01/26 ................. 970 938,360
5.00%,  08/01/27 ................. 1,449 1,423,982
4.00%,  07/15/28 ................. 2,080 1,944,470
5.50%,  07/01/29 ................. 1,264 1,231,530
4.13%,  07/01/30 ................. 1,472 1,315,451
3.88%,  09/01/31
(e)
................ 1,450 1,249,295
Sky Group Finance Ltd., 6.50%,  10/15/35
(d)
.. 620 661,537
Stagwell Global LLC, 5.63%,  08/15/29
(d)(e)
... 1,052 1,015,693
Summer BC Bidco B LLC, 5.50%,  10/31/26
(d)
415 418,902
Sunrise FinCo. I BV, 4.88%,  07/15/31
(d)
.... 1,190 1,103,976
Sunrise HoldCo IV BV, 5.50%,  01/15/28
(d)
... 405 400,198
TCI Communications, Inc.
7.88%,  02/15/26 ................. 349 360,656
7.13%,  02/15/28 ................. 795 848,141
TEGNA, Inc.
4.75%,  03/15/26
(d)
................ 525 521,830
4.63%,  03/15/28 ................. 984 941,832
5.00%,  09/15/29 ................. 1,085 1,019,060
Telecomunicaciones Digitales SA,
4.50%,  01/30/30
(f)
................ 600 543,941
Telenet Finance Luxembourg Notes SARL,
5.50%,  03/01/28
(d)
............... 1,000 964,364
Time Warner Cable Enterprises LLC,
8.38%,  07/15/33 ................ 1,123 1,273,570
Time Warner Cable LLC
6.55%,  05/01/37 ................. 1,550 1,518,805
7.30%,  07/01/38 ................. 1,150 1,194,077
6.75%,  06/15/39 ................. 1,814 1,803,818
5.88%,  11/15/40 ................. 1,224 1,109,158
5.50%,  09/01/41 ................. 1,253 1,082,612
4.50%,  09/15/42 ................. 1,006 766,531
Townsquare Media, Inc., 6.88%,  02/01/26
(d)
. 465 464,299
Univision Communications, Inc.
(d)
6.63%,  06/01/27 ................. 1,481 1,481,307
8.00%,  08/15/28 ................. 1,392 1,422,606
4.50%,  05/01/29 ................. 1,030 938,434
7.38%,  06/30/30 ................. 890 878,838
8.50%,  07/31/31 ................. 1,245 1,248,002
Urban One, Inc., 7.38%,  02/01/28
(d)
...... 630 350,630
Videotron Ltd.
(d)
5.13%,  04/15/27 ................. 946 942,501
3.63%,  06/15/29 ................. 765 710,962
5.70%,  01/15/35 ................. 425 416,953
Virgin Media Vendor Financing Notes IV DAC,
5.00%,  07/15/28
(d)
............... 500 477,478
Security
Par (000)
Par (000) Value
Media (continued)
VZ Secured Financing BV, 5.00%,  01/15/32
(d)
USD 1,475 $ 1,317,557
Ziggo Bond Co. BV, 5.13%,  02/28/30
(d)
.... 460 417,860
Ziggo BV, 4.88%,  01/15/30
(d)
........... 975 913,747
250,407,472
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd.,
5.45%,  01/24/28
(f)
................ 1,000 1,003,650
Alcoa Nederland Holding BV
(d)
5.50%,  12/15/27 ................. 765 762,578
6.13%,  05/15/28 ................. 457 459,090
4.13%,  03/31/29
(e)
................ 510 479,356
7.13%,  03/15/31 ................. 745 773,306
Algoma Steel, Inc., 9.13%,  04/15/29
(d)
..... 345 347,130
Anglo American Capital plc
4.75%,  04/10/27
(d)
................ 875 869,511
4.00%,  09/11/27
(d)
................ 803 781,858
4.50%,  03/15/28
(d)
................ 835 822,139
2.25%,  03/17/28
(f)
................. 400 367,389
3.88%,  03/16/29
(e)(f)
............... 400 380,402
5.63%,  04/01/30
(f)
................. 700 710,548
2.63%,  09/10/30
(f)
................. 1,000 870,575
2.88%,  03/17/31
(f)
................. 400 348,256
5.50%,  05/02/33
(f)
................. 1,000 994,290
5.75%,  04/05/34
(e)(f)
............... 1,400 1,409,593
3.95%,  09/10/50
(e)(f)
............... 400 296,009
4.75%,  03/16/52
(f)
................. 600 500,245
6.00%,  04/05/54
(f)
................. 200 198,013
AngloGold Ashanti Holdings plc
3.38%,  11/01/28 ................. 845 784,164
3.75%,  10/01/30 ................. 839 757,809
6.50%,  04/15/40 ................. 300 299,108
Antofagasta plc
(f)
2.38%,  10/14/30
(e)
................ 600 503,465
5.63%,  05/13/32 ................. 400 394,408
6.25%,  05/02/34 ................. 800 811,869
ArcelorMittal SA
4.55%,  03/11/26 ................. 395 393,331
6.55%,  11/29/27 ................. 950 987,124
4.25%,  07/16/29 ................. 590 572,155
6.80%,  11/29/32 ................. 1,020 1,087,540
6.00%,  06/17/34 ................. 495 501,775
7.00%,  10/15/39 ................. 785 839,606
6.75%,  03/01/41 ................. 495 515,816
6.35%,  06/17/54 ................. 525 520,842
Arsenal AIC Parent LLC
(d)
8.00%,  10/01/30 ................. 690 717,600
11.50%,  10/01/31 ................. 490 547,489
ATI, Inc.
5.88%,  12/01/27 ................. 333 331,463
4.88%,  10/01/29 ................. 330 314,617
7.25%,  08/15/30 ................. 430 446,271
5.13%,  10/01/31 ................. 362 341,998
Baffinland Iron Mines Corp., 8.75%,  07/15/26
(d)
572 544,082
Barrick Gold Corp.
6.45%,  10/15/35 ................. 110 117,434
5.25%,  04/01/42 ................. 35 33,084
Barrick International Barbados Corp.,
6.35%,  10/15/36
(d)
............... 595 627,390
Barrick North America Finance LLC
5.70%,  05/30/41 ................. 967 949,204
5.75%,  05/01/43 ................. 826 816,926
Barrick PD Australia Finance Pty. Ltd.,
5.95%,  10/15/39 ................ 1,065 1,077,871

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
BHP Billiton Finance USA Ltd.
4.88%,  02/27/26 ................. USD 714 $ 716,508
6.42%,  03/01/26 ................. 295 300,739
5.25%,  09/08/26 ................. 940 950,307
4.75%,  02/28/28 ................. 715 715,908
5.10%,  09/08/28 ................. 1,075 1,087,270
5.25%,  09/08/30 ................. 1,190 1,210,738
4.90%,  02/28/33 ................. 795 781,695
5.25%,  09/08/33 ................. 1,460 1,464,671
4.13%,  02/24/42 ................. 953 800,275
5.00%,  09/30/43 ................. 2,575 2,397,582
5.50%,  09/08/53
(e)
................ 630 614,434
Big River Steel LLC, 6.63%,  01/31/29
(d)
.... 688 692,556
Carpenter Technology Corp.
6.38%,  07/15/28 ................. 385 386,553
7.63%,  03/15/30 ................. 280 289,717
Century Aluminum Co., 7.50%,  04/01/28
(d)(e)
. 248 250,703
Chalco Hong Kong Investment Co. Ltd.,
2.10%,  07/28/26
(f)
................ 600 576,200
Chinalco Capital Holdings Ltd.
(f)
2.13%,  06/03/26 ................. 1,000 965,878
2.95%,  02/24/27 ................. 400 385,292
4.75%,  02/14/28 ................. 600 596,931
Cia de Minas Buenaventura SAA
5.50%,  07/23/26
(f)
................. 600 595,386
6.80%,  02/04/32
(d)(h)
............... 200 198,627
Cleveland-Cliffs, Inc.
5.88%,  06/01/27 ................. 540 540,839
4.63%,  03/01/29
(d)(e)
............... 370 344,630
6.88%,  11/01/29
(d)
................ 895 898,910
6.75%,  04/15/30
(d)
................ 745 742,443
4.88%,  03/01/31
(d)(e)
............... 323 292,743
7.00%,  03/15/32
(d)(e)
............... 1,375 1,372,290
7.38%,  05/01/33
(d)
................ 885 881,407
6.25%,  10/01/40 ................. 245 211,138
Coeur Mining, Inc., 5.13%,  02/15/29
(d)
..... 286 277,169
Commercial Metals Co.
4.13%,  01/15/30 ................. 300 278,260
3.88%,  02/15/31
(e)
................ 310 277,496
4.38%,  03/15/32 ................. 305 277,550
Compass Minerals International, Inc.,
6.75%,  12/01/27
(d)(e)
.............. 490 486,379
Constellium SE
(d)
5.63%,  06/15/28 ................. 330 323,686
3.75%,  04/15/29 ................. 485 442,152
6.38%,  08/15/32 ................. 350 345,056
CSN Inova Ventures, 6.75%,  01/28/28
(f)
.... 1,200 1,142,949
CSN Resources SA
(e)(f)
8.88%,  12/05/30 ................. 800 789,874
4.63%,  06/10/31 ................. 800 625,174
5.88%,  04/08/32 ................. 600 489,330
Eldorado Gold Corp., 6.25%,  09/01/29
(f)
.... 500 493,626
Endeavour Mining plc, 5.00%,  10/14/26
(f)
... 400 390,326
Eregli Demir ve Celik Fabrikalari TAS,
8.38%,  07/23/29
(f)
................ 1,000 1,023,981
First Quantum Minerals Ltd.
(f)
6.88%,  10/15/27 ................. 1,425 1,423,047
9.38%,  03/01/29 ................. 1,600 1,692,752
8.63%,  06/01/31 ................. 1,200 1,231,612
FMG Resources August 2006 Pty. Ltd.
(d)
4.50%,  09/15/27 ................. 595 577,806
5.88%,  04/15/30 ................. 690 681,091
4.38%,  04/01/31 ................. 1,480 1,350,404
6.13%,  04/15/32 ................. 770 764,366
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Freeport Indonesia PT
(f)
4.76%,  04/14/27 ................. USD 600 $ 595,808
5.32%,  04/14/32 ................. 1,600 1,570,443
6.20%,  04/14/52 ................. 800 786,325
Freeport-McMoRan, Inc.
5.00%,  09/01/27 ................. 525 524,995
4.13%,  03/01/28 ................. 830 807,220
4.38%,  08/01/28 ................. 706 688,575
5.25%,  09/01/29 ................. 670 671,941
4.25%,  03/01/30 ................. 670 643,614
4.63%,  08/01/30 ................. 625 606,954
5.40%,  11/14/34 ................. 860 847,674
5.45%,  03/15/43 ................. 1,746 1,622,026
Fresnillo plc, 4.25%,  10/02/50
(e)(f)
........ 1,000 695,888
Gerdau Trade, Inc., 4.88%,  10/24/27
(f)
..... 400 396,348
Glencore Finance Canada Ltd.
(d)
6.90%,  11/15/37 ................. 645 697,607
6.00%,  11/15/41 ................. 403 399,860
5.55%,  10/25/42 ................. 525 493,166
Glencore Funding LLC
(d)
1.63%,  04/27/26 ................. 600 577,773
4.00%,  03/27/27 ................. 1,103 1,084,542
5.34%,  04/04/27 ................. 480 485,058
3.88%,  10/27/27 ................. 760 740,258
5.40%,  05/08/28 ................. 1,232 1,247,683
6.13%,  10/06/28 ................. 585 606,163
4.88%,  03/12/29 ................. 1,390 1,380,440
5.37%,  04/04/29 ................. 610 616,426
2.50%,  09/01/30 ................. 807 704,378
6.38%,  10/06/30 ................. 450 473,455
2.85%,  04/27/31 ................. 385 334,801
2.63%,  09/23/31 ................. 615 521,242
5.70%,  05/08/33 ................. 770 778,365
6.50%,  10/06/33 ................. 505 538,090
5.63%,  04/04/34 ................. 1,115 1,116,701
3.88%,  04/27/51 ................. 521 372,903
3.38%,  09/23/51 ................. 600 393,240
5.89%,  04/04/54 ................. 585 571,208
Gold Fields Orogen Holdings BVI Ltd.,
6.13%,  05/15/29
(f)
................ 400 407,099
GUSAP III LP
(f)
4.25%,  01/21/30 ................. 600 564,050
7.25%,  04/16/44 ................. 400 432,548
Hecla Mining Co., 7.25%,  02/15/28 ....... 470 476,218
Hudbay Minerals, Inc.
(f)
4.50%,  04/01/26 ................. 530 523,745
6.13%,  04/01/29 ................. 525 525,689
Indonesia Asahan Aluminium PT
(f)
6.53%,  11/15/28 ................. 700 731,421
5.45%,  05/15/30 ................. 1,200 1,203,787
6.76%,  11/15/48 ................. 200 206,649
5.80%,  05/15/50 ................. 400 368,646
Industrias Penoles SAB de CV
(f)
4.15%,  09/12/29 ................. 600 565,091
5.65%,  09/12/49 ................. 600 515,377
4.75%,  08/06/50
(e)
................ 400 300,549
Infrabuild Australia Pty. Ltd.,
14.50%,  11/15/28
(d)
............... 300 303,479
Ivanhoe Mines Ltd., 7.88%,  01/23/30
(d)
.... 400 402,554
JSW Steel Ltd.
(f)
3.95%,  04/05/27 ................. 400 383,224
5.05%,  04/05/32 ................. 600 539,361
JW Aluminum Continuous Cast Co.,
10.25%,  06/01/26
(d)
............... 266 266,372

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Kaiser Aluminum Corp.
(d)
4.63%,  03/01/28 ................. USD 500 $ 481,507
4.50%,  06/01/31 ................. 540 485,081
Kinross Gold Corp.
4.50%,  07/15/27 ................. 817 806,723
6.25%,  07/15/33 ................. 620 643,444
Krakatau Posco PT
(f)
6.38%,  06/11/27 ................. 400 401,798
6.38%,  06/11/29 ................. 400 400,348
Metinvest BV, 7.75%,  10/17/29
(f)
........ 600 426,424
Minera Mexico SA de CV, 4.50%,  01/26/50
(f)
. 1,000 747,293
Mineral Resources Ltd.
(d)
8.13%,  05/01/27 ................. 675 679,118
8.00%,  11/01/27 ................. 625 639,255
9.25%,  10/01/28 ................. 1,055 1,114,905
8.50%,  05/01/30 ................. 595 615,474
Minmetals Bounteous Finance BVI Ltd.,
4.20%,  07/27/26
(f)
................ 800 792,550
Minsur SA, 4.50%,  10/28/31
(f)
.......... 400 360,409
New Gold, Inc., 7.50%,  07/15/27
(d)
....... 395 397,376
Newcastle Coal Infrastructure Group Pty. Ltd.
(d)
4.40%,  09/29/27
(e)
................ 249 243,522
4.70%,  05/12/31 ................. 489 458,858
Newmont Corp.
5.30%,  03/15/26 ................. 460 464,528
2.80%,  10/01/29 ................. 965 883,447
3.25%,  05/13/30 ................. 792 731,363
2.25%,  10/01/30 ................. 985 857,533
2.60%,  07/15/32 ................. 1,035 879,103
5.35%,  03/15/34 ................. 485 485,148
5.88%,  04/01/35 ................. 296 304,917
6.25%,  10/01/39 ................. 981 1,030,228
5.75%,  11/15/41 ................. 480 476,679
4.88%,  03/15/42 ................. 961 873,304
5.45%,  06/09/44 ................. 490 470,806
4.20%,  05/13/50 ................. 461 369,987
Nexa Resources SA
(f)
6.50%,  01/18/28 ................. 271 276,169
6.75%,  04/09/34
(e)
................ 600 607,871
Northern Star Resources Ltd.,
6.13%,  04/11/33
(d)
................ 685 696,798
Novelis Corp.
(d)
3.25%,  11/15/26 ................. 745 720,040
4.75%,  01/30/30 ................. 1,545 1,452,221
3.88%,  08/15/31 ................. 740 648,273
Novelis, Inc., 6.88%,  01/30/30
(d)
......... 740 757,446
Nucor Corp.
4.30%,  05/23/27 ................. 725 720,277
3.95%,  05/01/28 ................. 766 748,608
2.70%,  06/01/30 ................. 508 455,587
3.13%,  04/01/32 ................. 125 109,806
6.40%,  12/01/37 ................. 465 500,001
5.20%,  08/01/43 ................. 50 47,545
4.40%,  05/01/48 ................. 445 366,825
3.85%,  04/01/52 ................. 640 472,945
2.98%,  12/15/55 ................. 532 317,138
Perenti Finance Pty. Ltd., 7.50%,  04/26/29
(d)
. 365 380,505
Periama Holdings LLC, 5.95%,  04/19/26
(f)
.. 800 798,600
POSCO
(f)
4.88%,  01/23/27 ................. 200 199,782
4.50%,  08/04/27 ................. 800 791,658
5.75%,  01/17/28 ................. 700 714,749
5.88%,  01/17/33 ................. 200 205,084
Reliance, Inc., 2.15%,  08/15/30 ......... 200 171,770
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Rio Tinto Alcan, Inc.
7.25%,  03/15/31 ................. USD 525 $ 581,974
6.13%,  12/15/33 ................. 691 727,944
5.75%,  06/01/35 ................. 332 339,945
Rio Tinto Finance USA Ltd.
7.13%,  07/15/28 ................. 790 848,445
5.20%,  11/02/40 ................. 911 878,446
2.75%,  11/02/51 ................. 1,300 782,779
Rio Tinto Finance USA plc
5.00%,  03/09/33 ................. 815 811,012
4.75%,  03/22/42 ................. 663 602,636
4.13%,  08/21/42 ................. 846 703,202
5.13%,  03/09/53 ................. 1,135 1,042,283
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(f)(i)
........... 4,077 3,904,658
SDG Finance Ltd., 2.80%,  08/25/26
(f)
..... 400 383,691
South32 Treasury Ltd., 4.35%,  04/14/32
(d)
.. 510 468,059
Southern Copper Corp.
7.50%,  07/27/35 ................. 745 843,648
6.75%,  04/16/40 ................. 1,173 1,251,046
5.25%,  11/08/42 ................. 1,263 1,145,916
5.88%,  04/23/45 ................. 1,481 1,435,100
Steel Dynamics, Inc.
5.00%,  12/15/26 ................. 1,312 1,312,882
1.65%,  10/15/27 ................. 455 420,330
3.45%,  04/15/30 ................. 340 315,522
3.25%,  01/15/31 ................. 540 488,738
5.38%,  08/15/34 ................. 650 645,077
3.25%,  10/15/50 ................. 505 328,863
Stillwater Mining Co.
(e)(f)
4.00%,  11/16/26 ................. 400 379,054
4.50%,  11/16/29 ................. 600 505,181
SunCoke Energy, Inc., 4.88%,  06/30/29
(d)
... 495 456,144
Taseko Mines Ltd., 8.25%,  05/01/30
(d)
..... 502 514,033
TMS International Corp., 6.25%,  04/15/29
(d)
. 345 326,348
United States Steel Corp.
6.88%,  03/01/29
(e)
................ 474 479,107
6.65%,  06/01/37 ................. 278 277,762
Usiminas International SARL,
7.50%,  01/27/32
(d)
............... 200 199,043
Vale Overseas Ltd.
3.75%,  07/08/30 ................. 1,551 1,432,086
6.13%,  06/12/33 ................. 1,493 1,520,687
8.25%,  01/17/34
(e)
................ 636 745,156
6.88%,  11/21/36 ................. 884 942,965
6.88%,  11/10/39 ................. 1,102 1,171,269
6.40%,  06/28/54 ................. 660 652,204
Vale SA, 5.63%,  09/11/42 ............ 661 637,732
Vedanta Resources Finance II plc
9.25%,  04/23/26
(f)
................. 300 301,428
10.88%,  09/17/29
(e)(f)
............... 1,200 1,250,593
9.48%,  07/24/30
(d)
................ 600 599,874
11.25%,  12/03/31
(d)
................ 325 345,720
11.25%,  12/03/31
(f)
................ 200 212,751
9.85%,  04/24/33
(d)
................ 600 605,412
Warrior Met Coal, Inc., 7.88%,  12/01/28
(d)
... 156 160,566
WE Soda Investments Holding plc
(f)
9.50%,  10/06/28 ................. 1,000 1,029,982
9.38%,  02/14/31 ................. 400 410,579
Yamana Gold, Inc., 2.63%,  08/15/31 ...... 465 390,355
163,650,917

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(d)
Apollo Commercial Real Estate Finance, Inc.,
4.63%,  06/15/29 ................ USD 505 $ 452,919
Blackstone Mortgage Trust, Inc.
3.75%,  01/15/27 ................. 330 316,057
7.75%,  12/01/29 ................. 440 453,312
Ladder Capital Finance Holdings LLLP
4.25%,  02/01/27 ................. 595 578,358
4.75%,  06/15/29 ................. 650 618,129
7.00%,  07/15/31 ................. 485 499,152
Rithm Capital Corp., 8.00%,  04/01/29 ..... 770 778,887
Starwood Property Trust, Inc.
3.63%,  07/15/26 ................. 405 393,434
4.38%,  01/15/27 ................. 465 451,737
7.25%,  04/01/29 ................. 590 609,448
6.00%,  04/15/30 ................. 405 399,282
6.50%,  07/01/30 ................. 500 504,776
6,055,491
Multi-Utilities — 0.4%
Abu Dhabi National Energy Co. PJSC
4.38%,  06/22/26
(f)
................. 1,000 995,323
2.00%,  04/29/28
(f)
................. 1,200 1,096,210
4.38%,  01/24/29
(f)
................. 200 195,716
4.88%,  04/23/30
(f)
................. 800 794,223
4.38%,  10/09/31
(f)
................. 800 763,190
4.70%,  04/24/33
(f)
................. 800 771,557
6.50%,  10/27/36
(d)
................ 1,000 1,092,061
4.75%,  03/09/37
(f)
................. 870 815,586
4.00%,  10/03/49
(f)
................. 600 464,215
3.40%,  04/29/51
(f)
................. 800 553,650
Algonquin Power & Utilities Corp.
(k)
5.37%,  06/15/26 ................. 180 180,926
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.25%),
4.75%,  01/18/82
(h)
............... 726 693,007
Ameren Corp.
3.65%,  02/15/26 ................. 370 365,887
5.70%,  12/01/26 ................. 690 700,976
1.95%,  03/15/27 ................. 975 919,926
1.75%,  03/15/28 ................. 300 272,441
5.00%,  01/15/29 ................. 685 684,770
3.50%,  01/15/31 ................. 838 766,760
Ameren Illinois Co.
3.80%,  05/15/28 ................. 95 92,353
1.55%,  11/15/30 ................. 305 253,795
3.85%,  09/01/32 ................. 315 289,505
4.95%,  06/01/33 ................. 430 422,737
4.15%,  03/15/46 ................. 465 381,147
3.70%,  12/01/47 ................. 557 419,853
4.50%,  03/15/49 ................. 535 450,719
3.25%,  03/15/50 ................. 479 323,438
2.90%,  06/15/51 ................. 423 264,126
5.90%,  12/01/52 ................. 451 462,585
5.55%,  07/01/54 ................. 575 564,050
Avista Corp.
4.35%,  06/01/48 ................. 545 446,179
4.00%,  04/01/52 ................. 315 235,731
Berkshire Hathaway Energy Co.
3.25%,  04/15/28 ................. 910 870,568
3.70%,  07/15/30 ................. 1,120 1,056,314
1.65%,  05/15/31 ................. 617 504,766
6.13%,  04/01/36 ................. 1,580 1,656,529
5.95%,  05/15/37 ................. 343 354,134
5.15%,  11/15/43 ................. 668 629,424
4.50%,  02/01/45 ................. 898 772,760
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
3.80%,  07/15/48 ................. USD 720 $ 533,633
4.45%,  01/15/49 ................. 840 688,588
4.25%,  10/15/50 ................. 626 492,676
2.85%,  05/15/51 ................. 1,298 787,217
4.60%,  05/01/53 ................. 914 753,385
Black Hills Corp.
3.15%,  01/15/27 ................. 145 140,458
5.95%,  03/15/28 ................. 491 506,211
3.05%,  10/15/29 ................. 537 491,277
2.50%,  06/15/30 ................. 627 548,079
4.35%,  05/01/33 ................. 335 309,466
6.15%,  05/15/34 ................. 490 508,189
6.00%,  01/15/35 ................. 420 432,309
4.20%,  09/15/46 ................. 294 230,035
3.88%,  10/15/49 ................. 406 293,362
CenterPoint Energy, Inc.
1.45%,  06/01/26 ................. 551 527,816
5.25%,  08/10/26 ................. 250 251,896
5.40%,  06/01/29 ................. 475 480,555
2.95%,  03/01/30 ................. 315 283,926
2.65%,  06/01/31 ................. 575 496,188
3.70%,  09/01/49 ................. 463 326,297
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85%,  02/15/55
(h)
............... 495 502,579
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00%,  02/15/55
(h)
............... 535 548,270
Centrica plc, 5.38%,  10/16/43
(d)
......... 410 369,711
CMS Energy Corp.
3.00%,  05/15/26 ................. 35 34,254
3.45%,  08/15/27 ................. 261 253,213
4.88%,  03/01/44 ................. 302 266,113
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.12%),
4.75%,  06/01/50
(h)
............... 628 595,630
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.90%),
3.75%,  12/01/50
(h)
............... 462 403,037
Consolidated Edison Co. of New York, Inc.
Series B, 3.13%,  11/15/27 ........... 560 538,976
3.80%,  05/15/28 ................. 610 591,341
Series D, 4.00%,  12/01/28 ........... 485 474,015
Series 20A, 3.35%,  04/01/30 ......... 565 526,628
2.40%,  06/15/31 ................. 713 613,884
5.20%,  03/01/33 ................. 465 465,204
5.50%,  03/15/34 ................. 550 557,672
5.38%,  05/15/34 ................. 385 388,366
Series 05-A, 5.30%,  03/01/35 ......... 170 169,527
5.13%,  03/15/35 ................. 105 103,269
Series 06-A, 5.85%,  03/15/36 ......... 586 605,026
Series 06-B, 6.20%,  06/15/36 ......... 375 397,929
Series 07-A, 6.30%,  08/15/37 ......... 130 137,911
Series 08-B, 6.75%,  04/01/38 ......... 562 619,810
Series 09-C, 5.50%,  12/01/39 ......... 395 389,035
5.70%,  06/15/40 ................. 333 333,009
Series 12-A, 4.20%,  03/15/42 ......... 318 264,769
3.95%,  03/01/43 ................. 865 687,943
4.45%,  03/15/44 ................. 818 695,607
4.50%,  12/01/45 ................. 786 665,993
3.85%,  06/15/46 ................. 673 514,483
Series 2017, 3.88%,  06/15/47 ......... 619 469,904
Series E, 4.65%,  12/01/48 ........... 815 693,601
Series A, 4.13%,  05/15/49 ........... 600 468,750
Series 20B, 3.95%,  04/01/50 ......... 1,180 910,055

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
3.20%,  12/01/51 ................. USD 505 $ 327,068
6.15%,  11/15/52 ................. 665 691,755
5.90%,  11/15/53 ................. 885 891,322
5.70%,  05/15/54 ................. 885 869,330
4.63%,  12/01/54 ................. 372 310,980
5.50%,  03/15/55 ................. 65 62,145
Series C, 4.30%,  12/01/56 ........... 560 435,503
Series C, 4.00%,  11/15/57 ........... 698 507,410
4.50%,  05/15/58 ................. 711 568,602
3.70%,  11/15/59 ................. 377 259,279
Series C, 3.00%,  12/01/60 ........... 502 292,287
3.60%,  06/15/61 ................. 683 461,283
Consumers Energy Co.
4.65%,  03/01/28 ................. 273 273,291
3.80%,  11/15/28 ................. 98 94,885
4.90%,  02/15/29 ................. 685 687,362
4.60%,  05/30/29 ................. 628 623,765
4.70%,  01/15/30 ................. 220 218,479
3.60%,  08/15/32 ................. 240 218,058
4.63%,  05/15/33 ................. 555 534,821
3.95%,  05/15/43 ................. 191 155,391
3.25%,  08/15/46 ................. 410 294,289
3.95%,  07/15/47 ................. 335 262,278
4.05%,  05/15/48 ................. 755 600,262
4.35%,  04/15/49 ................. 730 605,184
3.75%,  02/15/50 ................. 405 304,981
3.10%,  08/15/50 ................. 788 529,205
3.50%,  08/01/51 ................. 569 411,444
2.65%,  08/15/52 ................. 337 203,032
4.20%,  09/01/52 ................. 305 243,523
2.50%,  05/01/60 ................. 620 334,715
Delmarva Power & Light Co., 4.15%,  05/15/45 415 334,029
Dominion Energy, Inc.
Series A, 1.45%,  04/15/26 ........... 403 387,724
Series D, 2.85%,  08/15/26 ........... 464 451,046
Series B, 3.60%,  03/15/27 ........... 457 446,371
4.25%,  06/01/28 ................. 569 558,102
Series C, 3.38%,  04/01/30 ........... 1,804 1,660,819
Series C, 2.25%,  08/15/31 ........... 440 367,635
Series A, 4.35%,  08/15/32 ........... 285 267,196
5.38%,  11/15/32 ................. 845 846,614
Series E, 6.30%,  03/15/33 ........... 303 318,536
Series F, 5.25%,  08/01/33 ........... 690 679,901
Series B, 5.95%,  06/15/35 ........... 575 589,678
7.00%,  06/15/38 ................. 464 516,935
Series B, 3.30%,  04/15/41 ........... 580 426,402
Series C, 4.90%,  08/01/41 ........... 405 361,286
Series C, 4.05%,  09/15/42 ........... 436 343,124
4.70%,  12/01/44 ................. 495 418,093
Series A, 4.60%,  03/15/49 ........... 425 346,699
Series B, 4.85%,  08/15/52 ........... 630 533,450
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00%,  06/01/54
(h)
............... 980 1,034,621
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88%,  02/01/55
(h)
............... 60 62,393
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.21%),
6.63%,  05/15/55
(h)
............... 150 152,086
DTE Energy Co.
2.85%,  10/01/26 ................. 598 580,000
4.95%,  07/01/27 ................. 720 722,820
4.88%,  06/01/28 ................. 770 769,317
5.10%,  03/01/29 ................. 1,060 1,063,255
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series C, 3.40%,  06/15/29 ........... USD 371 $ 347,341
2.95%,  03/01/30 ................. 540 486,288
5.85%,  06/01/34 ................. 620 633,592
Engie SA
(d)
5.25%,  04/10/29 ................. 580 582,624
5.63%,  04/10/34 ................. 625 626,105
5.88%,  04/10/54 ................. 615 602,431
National Grid plc
5.60%,  06/12/28 ................. 20 20,420
5.81%,  06/12/33 ................. 460 468,289
5.42%,  01/11/34 ................. 795 789,756
New York State Electric & Gas Corp.
(d)
3.25%,  12/01/26 ................. 120 116,580
5.65%,  08/15/28 ................. 935 958,337
2.15%,  10/01/31 ................. 735 604,922
5.85%,  08/15/33 ................. 295 301,785
5.30%,  08/15/34 ................. 805 791,757
3.30%,  09/15/49 ................. 238 154,450
NiSource, Inc.
3.49%,  05/15/27 ................. 1,682 1,637,200
5.25%,  03/30/28 ................. 635 641,660
5.20%,  07/01/29 ................. 550 554,741
2.95%,  09/01/29 ................. 1,310 1,202,937
3.60%,  05/01/30 ................. 1,255 1,174,383
1.70%,  02/15/31 ................. 780 642,125
5.40%,  06/30/33 ................. 235 233,771
5.35%,  04/01/34 ................. 455 451,460
5.95%,  06/15/41 ................. 531 539,460
5.25%,  02/15/43 ................. 690 641,924
4.80%,  02/15/44 ................. 675 594,845
5.65%,  02/01/45 ................. 535 522,956
4.38%,  05/15/47 ................. 957 782,186
3.95%,  03/30/48 ................. 763 581,962
5.00%,  06/15/52 ................. 635 558,987
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
6.95%,  11/30/54
(h)
............... 125 127,633
NorthWestern Corp., 4.18%,  11/15/44 ..... 585 471,829
Public Service Enterprise Group, Inc.
5.85%,  11/15/27 ................. 150 154,049
5.88%,  10/15/28 ................. 700 722,535
5.20%,  04/01/29 ................. 640 645,473
1.60%,  08/15/30 ................. 685 571,618
2.45%,  11/15/31 ................. 230 194,527
6.13%,  10/15/33 ................. 455 474,675
5.45%,  04/01/34 ................. 500 496,353
Puget Energy, Inc.
2.38%,  06/15/28 ................. 810 743,008
4.10%,  06/15/30 ................. 569 534,389
4.22%,  03/15/32 ................. 490 447,669
Puget Sound Energy, Inc.
5.33%,  06/15/34 ................. 420 417,436
6.27%,  03/15/37 ................. 365 386,132
5.76%,  10/01/39 ................. 404 405,923
5.80%,  03/15/40 ................. 430 433,924
5.64%,  04/15/41 ................. 350 342,957
4.30%,  05/20/45 ................. 376 305,886
4.22%,  06/15/48 ................. 540 430,645
3.25%,  09/15/49 ................. 622 413,879
2.89%,  09/15/51 ................. 535 326,052
5.45%,  06/01/53 ................. 205 193,704
5.69%,  06/15/54 ................. 290 283,911
San Diego Gas & Electric Co.
2.50%,  05/15/26 ................. 531 516,739
4.95%,  08/15/28 ................. 1,040 1,040,986

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series VVV, 1.70%,  10/01/30 ......... USD 1,210 $ 1,008,797
Series XXX, 3.00%,  03/15/32 ......... 560 486,629
6.00%,  06/01/39 ................. 295 302,637
4.50%,  08/15/40 ................. 427 377,479
Series RRR, 3.75%,  06/01/47 ......... 546 404,233
4.15%,  05/15/48 ................. 425 333,502
Series TTT, 4.10%,  06/15/49 .......... 777 601,296
3.32%,  04/15/50 ................. 245 163,400
2.95%,  08/15/51 ................. 885 558,324
3.70%,  03/15/52 ................. 95 67,714
5.35%,  04/01/53 ................. 765 710,237
5.55%,  04/15/54 ................. 635 604,372
Sempra
5.40%,  08/01/26 ................. 385 387,170
3.25%,  06/15/27 ................. 1,293 1,246,492
3.40%,  02/01/28 ................. 1,232 1,178,983
3.70%,  04/01/29 ................. 460 435,685
5.50%,  08/01/33 ................. 445 442,106
3.80%,  02/01/38 ................. 958 776,652
6.00%,  10/15/39 ................. 891 894,233
4.00%,  02/01/48 ................. 788 582,323
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.87%),
4.13%,  04/01/52
(h)
............... 745 708,229
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.63%),
6.40%,  10/01/54
(h)
............... 1,065 1,029,560
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
6.88%,  10/01/54
(h)
............... 955 955,094
Southern Co. Gas Capital Corp.
3.25%,  06/15/26 ................. 513 503,009
Series 20-A, 1.75%,  01/15/31 ......... 635 525,423
5.15%,  09/15/32 ................. 160 158,328
5.75%,  09/15/33 ................. 595 609,434
4.95%,  09/15/34 ................. 510 490,571
5.88%,  03/15/41 ................. 294 295,525
4.40%,  06/01/43 ................. 660 551,972
3.95%,  10/01/46 ................. 490 377,732
4.40%,  05/30/47 ................. 687 563,269
Series 21A, 3.15%,  09/30/51 ......... 610 389,220
WEC Energy Group, Inc.
5.60%,  09/12/26 ................. 147 148,883
5.15%,  10/01/27 ................. 930 938,821
1.38%,  10/15/27 ................. 580 530,985
4.75%,  01/15/28 ................. 695 696,007
2.20%,  12/15/28 ................. 260 235,892
1.80%,  10/15/30 ................. 223 187,454
124,209,153
Office REITs — 0.1%
Boston Properties LP
3.65%,  02/01/26 ................. 935 922,677
2.75%,  10/01/26 ................. 770 743,113
6.75%,  12/01/27 ................. 1,175 1,223,148
4.50%,  12/01/28 ................. 948 922,985
3.40%,  06/21/29 ................. 950 877,832
2.90%,  03/15/30 ................. 766 680,195
3.25%,  01/30/31 ................. 1,310 1,155,724
2.55%,  04/01/32 ................. 1,052 853,647
2.45%,  10/01/33 ................. 1,145 881,720
6.50%,  01/15/34
(e)
................ 40 41,814
5.75%,  01/15/35 ................. 700 685,830
Brandywine Operating Partnership LP
3.95%,  11/15/27 ................. 450 426,156
Security
Par (000)
Par (000) Value
Office REITs (continued)
8.30%,  03/15/28 ................. USD 340 $ 357,943
8.88%,  04/12/29 ................. 405 432,725
4.55%,  10/01/29
(e)
................ 357 324,448
COPT Defense Properties LP
2.25%,  03/15/26 ................. 235 228,119
2.00%,  01/15/29 ................. 725 643,689
2.75%,  04/15/31 ................. 425 366,716
2.90%,  12/01/33 ................. 510 410,150
Cousins Properties LP
5.38%,  02/15/32 ................. 160 157,495
5.88%,  10/01/34 ................. 225 226,266
Highwoods Realty LP
3.88%,  03/01/27 ................. 345 336,400
4.13%,  03/15/28 ................. 332 320,176
4.20%,  04/15/29 ................. 375 356,772
3.05%,  02/15/30 ................. 430 379,447
2.60%,  02/01/31 ................. 482 403,684
7.65%,  02/01/34 ................. 440 487,260
Hudson Pacific Properties LP
3.95%,  11/01/27 ................. 416 380,557
5.95%,  02/15/28 ................. 350 316,409
4.65%,  04/01/29
(e)
................ 489 393,007
3.25%,  01/15/30 ................. 395 287,477
Kilroy Realty LP
4.75%,  12/15/28 ................. 330 321,809
4.25%,  08/15/29 ................. 582 547,626
3.05%,  02/15/30 ................. 710 622,626
2.50%,  11/15/32 ................. 700 540,678
2.65%,  11/15/33 ................. 600 457,608
6.25%,  01/15/36 ................. 290 285,805
Office Properties Income Trust
(d)
9.00%,  03/31/29 ................. 300 290,746
9.00%,  09/30/29
(e)
................ 560 470,269
Piedmont Operating Partnership LP
9.25%,  07/20/28
(e)
................ 715 785,677
6.88%,  07/15/29 ................. 120 123,156
3.15%,  08/15/30 ................. 535 459,162
2.75%,  04/01/32 ................. 155 123,114
21,251,857
Oil, Gas & Consumable Fuels — 2.3%
3R Lux SARL, 9.75%,  02/05/31
(e)(f)
....... 600 625,897
Abu Dhabi Crude Oil Pipeline LLC
(f)
3.65%,  11/02/29 ................. 800 754,177
4.60%,  11/02/47 ................. 2,200 1,929,349
Acu Petroleo Luxembourg SARL,
7.50%,  01/13/32
(f)
................ 461 459,943
Adnoc Murban Rsc Ltd.
(f)
4.25%,  09/11/29 ................. 1,000 970,763
4.50%,  09/11/34 ................. 1,600 1,508,628
5.13%,  09/11/54 ................. 1,400 1,267,322
Aethon United BR LP, 7.50%,  10/01/29
(d)
... 981 1,006,207
Aker BP ASA
(d)
5.60%,  06/13/28 ................. 520 529,382
3.75%,  01/15/30 ................. 847 789,963
4.00%,  01/15/31 ................. 735 680,517
3.10%,  07/15/31 ................. 643 558,149
6.00%,  06/13/33 ................. 615 619,347
5.13%,  10/01/34 ................. 640 601,656
5.80%,  10/01/54 ................. 700 634,144
AL Candelaria -spain- SA, 5.75%,  06/15/33
(f)
. 500 415,697
Alliance Resource Operating Partners LP,
8.63%,  06/15/29
(d)
............... 405 428,170
Antero Midstream Partners LP
(d)
5.75%,  03/01/27 ................. 635 635,051

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.75%,  01/15/28 ................. USD 644 $ 642,174
5.38%,  06/15/29 ................. 741 724,205
6.63%,  02/01/32 ................. 590 603,668
Antero Resources Corp.
(d)
7.63%,  02/01/29 ................. 533 546,618
5.38%,  03/01/30
(e)
................ 785 768,970
APA Corp.
(d)
4.38%,  10/15/28 ................. 485 462,026
4.25%,  01/15/30 ................. 565 530,896
6.10%,  02/15/35 ................. 250 248,914
4.75%,  04/15/43 ................. 83 63,868
5.35%,  07/01/49 ................. 368 304,245
6.75%,  02/15/55 ................. 350 347,268
APA Infrastructure Ltd.
(d)
4.25%,  07/15/27 ................. 185 182,506
5.13%,  09/16/34 ................. 715 685,797
5.00%,  03/23/35 ................. 215 203,346
5.75%,  09/16/44
(e)
................ 170 166,162
Ascent Resources Utica Holdings LLC
(d)
9.00%,  11/01/27 ................. 315 388,764
8.25%,  12/31/28 ................. 500 510,132
5.88%,  06/30/29 ................. 390 383,915
6.63%,  10/15/32 ................. 575 579,967
Azule Energy Finance plc, 8.13%,  01/23/30
(d)
1,000 1,011,700
Bapco Energies BSC Closed,
7.50%,  10/25/27
(e)(f)
............... 700 719,114
Bapco Energies Sukuk Ltd.
(f)
5.25%,  04/08/29 ................. 600 584,599
6.63%,  05/25/33 ................. 600 626,960
Baytex Energy Corp.
(d)
8.50%,  04/30/30 ................. 790 814,902
7.38%,  03/15/32 ................. 575 566,039
BG Energy Capital plc, 5.13%,  10/15/41
(d)
.. 1,057 985,724
Blue Racer Midstream LLC
(d)
6.63%,  07/15/26 ................. 303 302,928
7.00%,  07/15/29 ................. 500 513,733
7.25%,  07/15/32 ................. 500 523,554
Boardwalk Pipelines LP
5.95%,  06/01/26 ................. 678 686,252
4.45%,  07/15/27 ................. 745 736,979
4.80%,  05/03/29 ................. 549 543,365
3.40%,  02/15/31 ................. 595 532,445
3.60%,  09/01/32 ................. 90 79,015
5.63%,  08/01/34 ................. 1,020 1,013,332
BP Capital Markets America, Inc.
3.41%,  02/11/26 ................. 975 964,845
3.12%,  05/04/26 ................. 836 822,180
3.02%,  01/16/27 ................. 1,035 1,005,482
3.54%,  04/06/27 ................. 793 776,269
3.59%,  04/14/27 ................. 719 703,815
5.02%,  11/17/27 ................. 1,105 1,117,417
3.94%,  09/21/28 ................. 1,425 1,386,483
4.23%,  11/06/28 ................. 2,302 2,260,694
4.70%,  04/10/29 ................. 890 886,363
4.97%,  10/17/29 ................. 810 815,193
4.87%,  11/25/29 ................. 785 785,645
3.63%,  04/06/30 ................. 1,137 1,070,107
1.75%,  08/10/30 ................. 1,025 870,116
2.72%,  01/12/32 ................. 2,230 1,918,200
4.81%,  02/13/33 ................. 1,730 1,677,192
4.89%,  09/11/33 ................. 1,260 1,220,422
4.99%,  04/10/34 ................. 1,295 1,260,921
5.23%,  11/17/34 ................. 1,425 1,404,710
3.06%,  06/17/41 ................. 1,260 913,398
3.00%,  02/24/50 ................. 2,281 1,447,948
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
2.77%,  11/10/50 ................. USD 1,618 $ 974,292
2.94%,  06/04/51 ................. 2,383 1,478,573
3.00%,  03/17/52 ................. 1,040 651,456
3.38%,  02/08/61 ................. 1,673 1,060,412
BP Capital Markets plc
3.28%,  09/19/27 ................. 1,568 1,516,995
3.72%,  11/28/28 ................. 942 908,124
BPRL International Singapore Pte. Ltd.,
4.38%,  01/18/27
(f)
................ 200 197,626
Buckeye Partners LP
3.95%,  12/01/26 ................. 590 573,759
4.13%,  12/01/27 ................. 395 378,843
4.50%,  03/01/28
(d)
................ 500 482,586
6.88%,  07/01/29
(d)
................ 600 614,606
6.75%,  02/01/30
(d)
................ 260 264,538
6.75%,  08/15/33 ................. 155 158,010
5.85%,  11/15/43
(e)
................ 385 337,472
5.60%,  10/15/44 ................. 302 251,516
Burlington Resources LLC
7.20%,  08/15/31 ................. 250 279,094
5.95%,  10/15/36 ................. 205 213,163
California Resources Corp.
(d)
7.13%,  02/01/26
(e)
................ 236 236,034
8.25%,  06/15/29 ................. 870 895,111
Calumet Specialty Products Partners LP
(d)
8.13%,  01/15/27
(e)
................ 330 324,883
9.75%,  07/15/28 ................. 325 318,234
Cameron LNG LLC
(d)
2.90%,  07/15/31 ................. 973 852,308
3.30%,  01/15/35 ................. 911 751,777
3.40%,  01/15/38 ................. 675 559,637
3.70%,  01/15/39 ................. 1,060 856,424
Canacol Energy Ltd., 5.75%,  11/24/28
(f)
.... 400 237,509
Canadian Natural Resources Ltd.
3.85%,  06/01/27 ................. 1,130 1,106,520
5.00%,  12/15/29
(d)
................ 325 321,313
2.95%,  07/15/30 ................. 592 528,635
7.20%,  01/15/32 ................. 475 518,302
6.45%,  06/30/33 ................. 475 498,077
5.40%,  12/15/34
(d)
................ 395 382,134
5.85%,  02/01/35 ................. 566 563,550
6.50%,  02/15/37 ................. 490 508,045
6.25%,  03/15/38 ................. 900 920,689
6.75%,  02/01/39 ................. 529 558,386
4.95%,  06/01/47 ................. 950 808,214
Cenovus Energy, Inc.
4.25%,  04/15/27 ................. 765 754,291
2.65%,  01/15/32 ................. 580 483,077
5.25%,  06/15/37 ................. 240 225,104
6.75%,  11/15/39 ................. 419 453,003
5.40%,  06/15/47 ................. 655 584,003
3.75%,  02/15/52 ................. 834 571,340
Cheniere Corpus Christi Holdings LLC
5.13%,  06/30/27 ................. 1,309 1,316,582
3.70%,  11/15/29 ................. 1,391 1,307,065
2.74%,  12/31/39 ................. 825 656,896
Cheniere Energy Partners LP
4.50%,  10/01/29 ................. 1,590 1,542,744
4.00%,  03/01/31 ................. 1,660 1,539,862
3.25%,  01/31/32 ................. 1,705 1,478,394
5.95%,  06/30/33 ................. 701 716,456
5.75%,  08/15/34 ................. 1,600 1,608,345
Cheniere Energy, Inc.
4.63%,  10/15/28 ................. 1,826 1,791,899
5.65%,  04/15/34 ................. 545 544,130

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.
2.95%,  05/16/26 ................. USD 1,837 $ 1,805,738
2.00%,  05/11/27 ................. 1,337 1,268,776
2.24%,  05/11/30 ................. 1,501 1,324,296
3.08%,  05/11/50 ................. 1,070 708,280
Chevron USA, Inc.
1.02%,  08/12/27 ................. 935 859,992
3.85%,  01/15/28 ................. 794 783,893
3.25%,  10/15/29 ................. 683 643,300
6.00%,  03/01/41 ................. 480 512,271
5.25%,  11/15/43 ................. 280 273,631
2.34%,  08/12/50 ................. 748 422,930
Chord Energy Corp., 6.38%,  06/01/26
(d)
.... 400 400,290
Civitas Resources, Inc.
(d)
5.00%,  10/15/26 ................. 401 398,756
8.38%,  07/01/28 ................. 1,290 1,349,844
8.63%,  11/01/30 ................. 980 1,038,979
8.75%,  07/01/31 ................. 1,325 1,398,503
CNOOC Finance 2003 Ltd., 5.50%,  05/21/33
(d)
10 10,414
CNOOC Finance 2011 Ltd., 5.75%,  01/26/41
(d)
400 422,787
CNOOC Finance 2012 Ltd., 5.00%,  05/02/42
(d)
600 585,340
CNOOC Finance 2013 Ltd.
2.88%,  09/30/29 ................. 1,100 1,021,972
4.25%,  05/09/43 ................. 600 532,782
3.30%,  09/30/49 ................. 1,100 810,265
CNOOC Finance 2014 ULC, 4.88%,  04/30/44 600 575,715
CNOOC Finance 2015 Australia Pty. Ltd.,
4.20%,  05/05/45 ................ 420 367,157
CNOOC Finance 2015 USA LLC,
4.38%,  05/02/28 ................ 1,400 1,388,259
CNOOC Petroleum North America ULC
7.88%,  03/15/32 ................. 150 176,139
5.88%,  03/10/35 ................. 250 268,884
6.40%,  05/15/37 ................. 1,110 1,260,143
7.50%,  07/30/39 ................. 100 126,464
CNPC Global Capital Ltd., 2.00%,  06/23/30
(f)
. 1,200 1,053,512
CNPC HK Overseas Capital Ltd.,
5.95%,  04/28/41
(d)
............... 200 214,498
CNX Midstream Partners LP,
4.75%,  04/15/30
(d)
............... 400 368,800
CNX Resources Corp.
(d)
6.00%,  01/15/29 ................. 495 490,615
7.38%,  01/15/31 ................. 505 518,125
7.25%,  03/01/32 ................. 575 586,251
Colonial Enterprises, Inc., 3.25%,  05/15/30
(d)
. 756 686,007
Colonial Pipeline Co.
(d)
7.63%,  04/15/32 ................. 560 633,444
4.20%,  04/15/43 ................. 346 279,087
4.25%,  04/15/48
(e)
................ 725 567,172
Colorado Interstate Gas Co. LLC,
4.15%,  08/15/26
(d)
............... 428 423,006
Columbia Pipeline Group, Inc.,
5.80%,  06/01/45 ................ 557 535,522
Columbia Pipelines Holding Co. LLC
(d)
6.06%,  08/15/26 ................. 355 359,933
6.04%,  08/15/28 ................. 765 786,202
5.10%,  10/01/31 ................. 195 191,251
5.68%,  01/15/34 ................. 320 316,267
Columbia Pipelines Operating Co. LLC
(d)
5.93%,  08/15/30 ................. 600 619,122
6.04%,  11/15/33 ................. 1,225 1,257,328
6.50%,  08/15/43 ................. 900 932,143
6.54%,  11/15/53 ................. 1,355 1,418,891
5.70%,  10/01/54 ................. 45 42,547
6.71%,  08/15/63 ................. 385 408,555
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.
(d)
6.75%,  03/01/29 ................. USD 1,590 $ 1,564,021
5.88%,  01/15/30 ................. 930 880,180
ConocoPhillips
5.90%,  10/15/32 ................. 480 503,441
5.90%,  05/15/38 ................. 535 549,481
6.50%,  02/01/39 ................. 980 1,062,932
4.88%,  10/01/47 ................. 203 178,954
ConocoPhillips Co.
6.95%,  04/15/29 ................. 720 778,614
4.70%,  01/15/30 ................. 1,465 1,452,383
4.85%,  01/15/32 ................. 720 708,056
5.05%,  09/15/33 ................. 1,160 1,144,758
5.00%,  01/15/35 ................. 1,355 1,315,663
3.76%,  03/15/42 ................. 894 702,676
4.30%,  11/15/44 ................. 978 811,698
5.95%,  03/15/46 ................. 125 127,153
3.80%,  03/15/52 ................. 1,155 840,479
5.30%,  05/15/53 ................. 1,225 1,127,891
5.55%,  03/15/54 ................. 990 945,231
5.50%,  01/15/55 ................. 915 866,386
4.03%,  03/15/62 ................. 1,656 1,196,446
5.70%,  09/15/63 ................. 595 567,921
5.65%,  01/15/65 ................. 1,180 1,111,630
Contemporary Ruiding Development Ltd.
(f)
1.50%,  09/09/26 ................. 800 757,985
2.63%,  09/17/30 ................. 400 352,149
Continental Resources, Inc.
2.27%,  11/15/26
(d)
................ 1,120 1,067,198
4.38%,  01/15/28 ................. 1,199 1,170,803
5.75%,  01/15/31
(d)
................ 1,480 1,479,225
2.88%,  04/01/32
(d)
................ 850 700,699
4.90%,  06/01/44 ................. 764 618,298
Conuma Resources Ltd., 13.13%,  05/01/28
(d)(e)
192 195,686
Coronado Finance Pty. Ltd., 9.25%,  10/01/29
(d)
403 412,567
Cosan Luxembourg SA
(f)
5.50%,  09/20/29
(e)
................ 600 573,091
7.50%,  06/27/30 ................. 400 409,249
7.25%,  06/27/31
(e)
................ 800 807,073
Coterra Energy, Inc.
3.90%,  05/15/27 ................. 1,145 1,120,625
4.38%,  03/15/29 ................. 482 468,812
5.60%,  03/15/34 ................. 590 587,659
5.40%,  02/15/35 ................. 100 97,308
5.90%,  02/15/55 ................. 155 146,385
CQP Holdco LP
(d)
5.50%,  06/15/31 ................. 1,355 1,306,791
7.50%,  12/15/33 ................. 500 528,307
Crescent Energy Finance LLC
(d)
9.25%,  02/15/28 ................. 980 1,025,863
7.63%,  04/01/32 ................. 1,065 1,072,973
7.38%,  01/15/33 ................. 960 957,948
CVR Energy, Inc.
(d)
5.75%,  02/15/28 ................. 409 385,852
8.50%,  01/15/29 ................. 599 586,987
DCP Midstream Operating LP
5.63%,  07/15/27 ................. 268 272,167
5.13%,  05/15/29 ................. 715 714,923
8.13%,  08/16/30 ................. 490 554,562
3.25%,  02/15/32 ................. 340 292,080
6.45%,  11/03/36
(d)
................ 279 287,319
6.75%,  09/15/37
(d)
................ 582 620,494
5.60%,  04/01/44 ................. 575 536,957
Delek Logistics Partners LP
(d)
7.13%,  06/01/28 ................. 400 401,188

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.63%,  03/15/29 ................. USD 1,020 $ 1,070,200
Devon Energy Corp.
5.25%,  10/15/27 ................. 1,051 1,052,132
5.88%,  06/15/28 ................. 344 345,132
4.50%,  01/15/30 ................. 1,386 1,347,685
7.88%,  09/30/31 ................. 189 213,230
7.95%,  04/15/32 ................. 260 293,517
5.20%,  09/15/34 ................. 855 811,097
5.60%,  07/15/41 ................. 1,277 1,173,928
4.75%,  05/15/42 ................. 858 712,749
5.00%,  06/15/45 ................. 845 707,830
5.75%,  09/15/54 ................. 895 809,088
Diamondback Energy, Inc.
3.25%,  12/01/26 ................. 1,058 1,031,081
5.20%,  04/18/27 ................. 1,060 1,070,431
3.50%,  12/01/29 ................. 1,229 1,148,311
5.15%,  01/30/30 ................. 830 833,037
3.13%,  03/24/31 ................. 843 752,929
6.25%,  03/15/33 ................. 1,115 1,162,441
5.40%,  04/18/34 ................. 1,220 1,203,021
4.40%,  03/24/51 ................. 758 587,481
4.25%,  03/15/52 ................. 1,297 975,432
6.25%,  03/15/53 ................. 635 635,533
5.75%,  04/18/54 ................. 910 856,271
5.90%,  04/18/64 ................. 755 710,724
DT Midstream, Inc.
(d)
4.13%,  06/15/29 ................. 1,060 1,002,548
4.38%,  06/15/31 ................. 980 906,392
4.30%,  04/15/32 ................. 740 680,331
5.80%,  12/15/34 ................. 20 19,970
Eastern Energy Gas Holdings LLC
5.80%,  01/15/35 ................. 325 330,486
5.65%,  10/15/54 ................. 250 237,347
6.20%,  01/15/55 ................. 115 118,094
Eastern Gas Transmission & Storage, Inc.
3.00%,  11/15/29 ................. 649 594,493
4.80%,  11/01/43 ................. 382 334,947
4.60%,  12/15/44 ................. 525 439,953
EIG Pearl Holdings SARL
(f)
3.55%,  08/31/36 ................. 1,200 1,042,200
4.39%,  11/30/46 ................. 1,265 990,626
El Paso Natural Gas Co. LLC,
3.50%,  02/15/32
(d)
............... 602 524,734
Enbridge Energy Partners LP
Series B, 7.50%,  04/15/38 ........... 282 320,485
5.50%,  09/15/40 ................. 565 539,090
7.38%,  10/15/45 ................. 400 453,733
Enbridge, Inc.
1.60%,  10/04/26 ................. 540 512,825
5.90%,  11/15/26 ................. 735 749,035
4.25%,  12/01/26 ................. 1,018 1,009,549
5.25%,  04/05/27 ................. 745 752,931
3.70%,  07/15/27 ................. 899 877,970
6.00%,  11/15/28 ................. 835 864,060
5.30%,  04/05/29 ................. 405 408,613
3.13%,  11/15/29 ................. 639 586,834
6.20%,  11/15/30 ................. 380 398,761
5.70%,  03/08/33 ................. 1,975 2,000,834
2.50%,  08/01/33 ................. 1,355 1,088,625
5.63%,  04/05/34 ................. 1,355 1,358,131
4.50%,  06/10/44 ................. 610 500,571
5.50%,  12/01/46 ................. 668 635,393
4.00%,  11/15/49 ................. 410 308,046
3.40%,  08/01/51 ................. 895 595,832
6.70%,  11/15/53 ................. 1,200 1,294,486
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.95%,  04/05/54 ................. USD 310 $ 305,549
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20%,  06/27/54
(h)
............... 770 788,202
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38%,  03/15/55
(h)
............... 570 590,409
Encino Acquisition Partners Holdings LLC
(d)
8.50%,  05/01/28 ................. 685 704,067
8.75%,  05/01/31 ................. 505 537,025
Energean Israel Finance Ltd.
(d)(f)
4.88%,  03/30/26 ................. 615 609,707
5.38%,  03/30/28 ................. 600 574,219
5.88%,  03/30/31 ................. 590 542,252
8.50%,  09/30/33 ................. 770 793,818
Energy Transfer LP
3.90%,  07/15/26 ................. 595 587,888
6.05%,  12/01/26 ................. 1,020 1,042,033
4.40%,  03/15/27 ................. 882 874,693
4.20%,  04/15/27 ................. 620 612,192
5.63%,  05/01/27
(d)
................ 645 645,453
5.50%,  06/01/27 ................. 982 994,402
4.00%,  10/01/27 ................. 719 703,619
5.55%,  02/15/28 ................. 1,320 1,343,701
4.95%,  05/15/28 ................. 752 752,238
4.95%,  06/15/28 ................. 1,094 1,094,212
6.10%,  12/01/28 ................. 670 695,382
6.00%,  02/01/29
(d)
................ 1,845 1,875,034
5.25%,  04/15/29 ................. 1,302 1,308,694
5.25%,  07/01/29 ................. 575 578,398
4.15%,  09/15/29 ................. 582 559,703
3.75%,  05/15/30 ................. 1,538 1,436,843
6.40%,  12/01/30 ................. 1,040 1,097,843
7.38%,  02/01/31
(d)
................ 1,113 1,167,001
5.75%,  02/15/33 ................. 1,439 1,456,661
6.55%,  12/01/33 ................. 1,315 1,396,702
5.55%,  05/15/34 ................. 1,390 1,378,786
5.60%,  09/01/34 ................. 1,305 1,298,801
4.90%,  03/15/35 ................. 590 554,837
6.63%,  10/15/36 ................. 382 405,973
5.80%,  06/15/38 ................. 602 595,812
7.50%,  07/01/38 ................. 605 686,305
6.05%,  06/01/41 ................. 350 346,710
6.50%,  02/01/42 ................. 1,300 1,342,656
6.10%,  02/15/42 ................. 259 256,178
4.95%,  01/15/43 ................. 439 379,813
5.15%,  02/01/43 ................. 695 616,357
5.95%,  10/01/43 ................. 355 343,691
5.30%,  04/01/44 ................. 710 636,202
5.00%,  05/15/44 ................. 587 507,191
5.15%,  03/15/45 ................. 1,043 916,561
5.35%,  05/15/45 ................. 754 677,987
6.13%,  12/15/45 ................. 1,097 1,080,785
5.30%,  04/15/47 ................. 883 779,564
5.40%,  10/01/47 ................. 1,733 1,552,090
6.00%,  06/15/48 ................. 1,030 996,481
6.25%,  04/15/49 ................. 1,774 1,772,142
5.00%,  05/15/50 ................. 1,946 1,646,713
5.95%,  05/15/54 ................. 1,500 1,444,199
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00%,  05/15/54
(h)
............... 790 834,457
6.05%,  09/01/54 ................. 750 730,310

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13%,  10/01/54
(h)
............... USD 405 $ 414,306
Eni SpA
(d)
Series X-R, 4.75%,  09/12/28 .......... 1,070 1,063,138
4.25%,  05/09/29 ................. 1,195 1,159,486
5.50%,  05/15/34 ................. 1,140 1,129,966
5.70%,  10/01/40 ................. 365 341,682
5.95%,  05/15/54 ................. 720 696,867
Eni USA, Inc., 7.30%,  11/15/27 ......... 473 501,968
EnLink Midstream LLC
5.63%,  01/15/28
(d)
................ 715 724,032
5.38%,  06/01/29 ................. 680 683,453
6.50%,  09/01/30
(d)
................ 1,060 1,116,049
5.65%,  09/01/34 ................. 220 219,607
EnLink Midstream Partners LP
4.85%,  07/15/26 ................. 513 511,817
5.60%,  04/01/44 ................. 421 388,617
5.05%,  04/01/45 ................. 530 455,138
5.45%,  06/01/47 ................. 525 473,585
EnQuest plc, 11.63%,  11/01/27
(d)(e)
....... 450 455,225
Enterprise Products Operating LLC
3.70%,  02/15/26 ................. 749 743,335
4.60%,  01/11/27 ................. 1,014 1,015,062
3.95%,  02/15/27 ................. 713 704,462
4.15%,  10/16/28 ................. 1,264 1,238,473
3.13%,  07/31/29 ................. 1,100 1,025,584
2.80%,  01/31/30 ................. 1,235 1,121,736
5.35%,  01/31/33 ................. 1,160 1,172,453
Series D, 6.88%,  03/01/33 ........... 660 728,924
4.85%,  01/31/34 ................. 795 770,223
Series H, 6.65%,  10/15/34 ........... 387 422,402
4.95%,  02/15/35 ................. 1,120 1,087,727
7.55%,  04/15/38 ................. 527 617,153
6.13%,  10/15/39 ................. 660 690,124
6.45%,  09/01/40 ................. 702 756,988
5.95%,  02/01/41 ................. 607 623,644
5.70%,  02/15/42 ................. 491 488,982
4.85%,  08/15/42 ................. 827 746,062
4.45%,  02/15/43 ................. 1,075 916,984
4.85%,  03/15/44 ................. 1,481 1,327,333
5.10%,  02/15/45 ................. 1,235 1,135,360
4.90%,  05/15/46 ................. 895 797,049
4.25%,  02/15/48 ................. 1,316 1,053,507
4.80%,  02/01/49 ................. 1,272 1,103,780
4.20%,  01/31/50 ................. 1,139 896,033
3.70%,  01/31/51 ................. 1,084 779,281
3.20%,  02/15/52 ................. 933 603,212
3.30%,  02/15/53 ................. 955 625,799
4.95%,  10/15/54 ................. 427 372,602
5.55%,  02/16/55 ................. 875 841,421
3.95%,  01/31/60 ................. 767 548,778
Series E, (3-mo. CME Term SOFR + 3.29%),
5.25%,  08/16/77
(h)
............... 627 614,747
(3-mo. CME Term SOFR + 2.83%),
5.38%,  02/15/78
(h)
............... 735 717,202
EOG Resources, Inc.
4.38%,  04/15/30 ................. 954 929,708
3.90%,  04/01/35 ................. 658 583,245
4.95%,  04/15/50 ................. 952 841,912
5.65%,  12/01/54 ................. 380 369,222
EQM Midstream Partners LP
(d)
7.50%,  06/01/27 ................. 485 497,168
6.50%,  07/01/27 ................. 875 893,126
4.50%,  01/15/29 ................. 735 709,121
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.38%,  04/01/29 ................. USD 590 $ 600,548
7.50%,  06/01/30 ................. 485 522,699
4.75%,  01/15/31 ................. 1,084 1,032,405
EQT Corp.
(k)
3.13%,  05/15/26
(d)
................ 397 387,819
3.90%,  10/01/27 ................. 1,130 1,099,935
5.70%,  04/01/28 ................. 478 486,877
5.00%,  01/15/29 ................. 295 293,105
7.00%,  02/01/30 ................. 835 891,382
3.63%,  05/15/31
(d)
................ 590 529,831
5.75%,  02/01/34 ................. 880 880,948
Expand Energy Corp.
5.38%,  02/01/29 ................. 700 692,183
5.88%,  02/01/29
(d)
................ 805 803,016
6.75%,  04/15/29
(d)
................ 970 980,024
5.38%,  03/15/30 ................. 1,230 1,207,336
4.75%,  02/01/32 ................. 1,325 1,236,410
5.70%,  01/15/35 ................. 380 373,923
Exxon Mobil Corp.
3.04%,  03/01/26 ................. 1,757 1,732,168
2.28%,  08/16/26 ................. 1,120 1,085,162
3.29%,  03/19/27 ................. 1,290 1,265,546
2.44%,  08/16/29 ................. 1,480 1,354,362
3.48%,  03/19/30 ................. 1,983 1,874,277
2.61%,  10/15/30 ................. 1,992 1,776,984
3.00%,  08/16/39 ................. 865 655,008
4.23%,  03/19/40 ................. 2,028 1,772,957
3.57%,  03/06/45 ................. 1,015 765,580
4.11%,  03/01/46 ................. 2,444 1,983,792
3.10%,  08/16/49 ................. 1,426 946,918
4.33%,  03/19/50 ................. 2,642 2,175,600
3.45%,  04/15/51 ................. 2,616 1,832,832
Fermaca Enterprises S de RL de CV,
6.38%,  03/30/38
(f)
................ 359 343,830
Flex Intermediate Holdco LLC
(d)
3.36%,  06/30/31 ................. 817 701,613
4.32%,  12/30/39 ................. 470 358,609
FLNG Liquefaction 2 LLC, 4.13%,  03/31/38
(d)
405 359,884
FLNG Liquefaction 3 LLC, 5.55%,  03/31/39
(d)
93 86,237
Florida Gas Transmission Co. LLC
(d)
2.55%,  07/01/30 ................. 445 389,842
2.30%,  10/01/31 ................. 740 608,858
FS Luxembourg SARL, 8.88%,  02/12/31
(e)(f)
. 600 612,439
FTAI Infra Escrow Holdings LLC,
10.50%,  06/01/27
(d)
............... 600 635,574
Galaxy Pipeline Assets Bidco Ltd.
(f)
1.75%,  09/30/27 ................. 482 463,057
2.16%,  03/31/34 ................. 1,394 1,212,524
2.63%,  03/31/36 ................. 1,600 1,323,534
2.94%,  09/30/40 ................. 1,799 1,445,226
3.25%,  09/30/40 ................. 1,300 990,305
Genesis Energy LP
8.00%,  01/15/27 ................. 396 403,027
7.75%,  02/01/28 ................. 670 678,378
8.25%,  01/15/29 ................. 595 609,281
8.88%,  04/15/30 ................. 495 513,217
7.88%,  05/15/32 ................. 690 691,137
8.00%,  05/15/33 ................. 570 570,057
Geopark Ltd.
5.50%,  01/17/27
(e)(f)
............... 60 59,826
8.75%,  01/31/30
(d)
................ 600 596,222
Global Partners LP
7.00%,  08/01/27 ................. 395 396,964
6.88%,  01/15/29
(e)
................ 355 359,877
8.25%,  01/15/32
(d)
................ 450 469,825

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
GNL Quintero SA, 4.63%,  07/31/29
(f)
...... USD 530 $ 521,963
Gran Tierra Energy, Inc., 9.50%,  10/15/29
(e)(f)
. 800 758,236
Gray Oak Pipeline LLC, 3.45%,  10/15/27
(d)
.. 451 430,086
Greenfire Resources Ltd., 12.00%,  10/01/28
(d)
250 268,324
Greenko Dutch BV, 3.85%,  03/29/26
(f)
..... 716 696,627
Greenko Power II Ltd., 4.30%,  12/13/28
(f)
... 835 783,535
Greensaif Pipelines Bidco SARL
(f)
5.85%,  02/23/36 ................. 800 796,719
6.13%,  02/23/38 ................. 1,900 1,918,337
6.51%,  02/23/42 ................. 2,400 2,439,716
6.10%,  08/23/42 ................. 600 589,911
GS Caltex Corp., 5.38%,  08/07/28
(f)
...... 400 403,413
Gulfport Energy Operating Corp.,
6.75%,  09/01/29
(d)
............... 635 646,819
Hanwha Q Cells Americas Holdings Corp.,
5.00%,  07/27/28
(f)
................ 400 400,650
Harbour Energy plc, 5.50%,  10/15/26
(d)
.... 476 474,272
Harvest Midstream I LP
(d)
7.50%,  09/01/28 ................. 794 811,772
7.50%,  05/15/32 ................. 495 516,527
Heritage Petroleum Co. Ltd., 9.00%,  08/12/29
(f)
600 622,888
Hess Corp.
4.30%,  04/01/27 ................. 890 881,070
7.88%,  10/01/29 ................. 519 576,716
7.30%,  08/15/31 ................. 780 868,228
7.13%,  03/15/33 ................. 660 731,859
6.00%,  01/15/40 ................. 802 833,814
5.60%,  02/15/41 ................. 1,247 1,223,829
5.80%,  04/01/47 ................. 436 436,106
Hess Midstream Operations LP
(d)
5.63%,  02/15/26 ................. 750 750,280
5.13%,  06/15/28 ................. 530 522,259
6.50%,  06/01/29 ................. 597 609,160
4.25%,  02/15/30 ................. 741 692,848
5.50%,  10/15/30 ................. 400 394,951
HF Sinclair Corp.
6.38%,  04/15/27
(e)
................ 319 323,582
5.00%,  02/01/28 ................. 910 903,743
4.50%,  10/01/30 ................. 480 453,615
5.75%,  01/15/31 ................. 250 250,180
6.25%,  01/15/35 ................. 250 249,803
Hilcorp Energy I LP
(d)
6.25%,  11/01/28 ................. 590 585,967
5.75%,  02/01/29 ................. 580 563,385
6.00%,  04/15/30 ................. 505 489,591
6.00%,  02/01/31 ................. 583 556,306
6.25%,  04/15/32 ................. 505 479,668
8.38%,  11/01/33 ................. 580 605,625
6.88%,  05/15/34 ................. 500 482,228
7.25%,  02/15/35 ................. 981 960,083
Hindustan Petroleum Corp. Ltd.,
4.00%,  07/12/27
(f)
................ 600 586,300
Howard Midstream Energy Partners LLC
(d)
8.88%,  07/15/28 ................. 545 575,050
7.38%,  07/15/32 ................. 595 618,556
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
8.55%,  09/18/33
(e)(f)
............... 400 439,194
Ithaca Energy North Sea plc,
8.13%,  10/15/29
(d)
............... 755 772,043
ITT Holdings LLC, 6.50%,  08/01/29
(d)
..... 1,205 1,126,681
KazMunayGas National Co. JSC
(f)
5.38%,  04/24/30 ................. 1,000 975,717
3.50%,  04/14/33 ................. 1,200 996,264
5.75%,  04/19/47 ................. 1,200 1,025,749
6.38%,  10/24/48 ................. 1,600 1,469,385
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kimmeridge Texas Gas LLC, 8.50%,  02/15/30
(d)
USD 490 $ 492,034
Kinder Morgan Energy Partners LP
7.40%,  03/15/31 ................. 219 242,661
7.75%,  03/15/32 ................. 238 265,727
7.30%,  08/15/33 ................. 490 544,196
5.80%,  03/15/35 ................. 302 304,032
6.50%,  02/01/37 ................. 330 345,937
6.95%,  01/15/38 ................. 1,357 1,472,095
6.50%,  09/01/39 ................. 555 580,569
6.55%,  09/15/40 ................. 432 449,649
7.50%,  11/15/40 ................. 299 337,497
6.38%,  03/01/41 ................. 453 463,286
5.63%,  09/01/41 ................. 470 443,504
5.00%,  08/15/42 ................. 845 739,172
4.70%,  11/01/42 ................. 575 486,481
5.00%,  03/01/43 ................. 705 617,990
5.50%,  03/01/44 ................. 679 629,669
5.40%,  09/01/44 ................. 640 584,242
Kinder Morgan, Inc.
1.75%,  11/15/26 ................. 400 380,121
4.30%,  03/01/28 ................. 1,480 1,457,072
5.00%,  02/01/29 ................. 775 774,074
5.10%,  08/01/29 ................. 800 800,876
2.00%,  02/15/31 ................. 905 760,598
7.80%,  08/01/31 ................. 568 641,799
7.75%,  01/15/32 ................. 878 995,947
4.80%,  02/01/33 ................. 1,070 1,020,349
5.20%,  06/01/33 ................. 1,240 1,210,796
5.40%,  02/01/34 ................. 920 906,435
5.30%,  12/01/34 ................. 1,007 977,916
5.55%,  06/01/45 ................. 1,510 1,407,236
5.05%,  02/15/46 ................. 826 718,504
5.20%,  03/01/48 ................. 928 820,110
3.25%,  08/01/50 ................. 743 469,490
3.60%,  02/15/51 ................. 860 581,545
5.45%,  08/01/52 ................. 630 572,256
5.95%,  08/01/54 ................. 660 643,174
Kinetik Holdings LP
(d)
6.63%,  12/15/28 ................. 785 803,227
5.88%,  06/15/30 ................. 985 977,541
Kosmos Energy Ltd., 8.75%,  10/01/31
(f)
.... 600 574,178
Kraken Oil & Gas Partners LLC,
7.63%,  08/15/29
(d)
............... 485 477,679
Leviathan Bond Ltd.
(d)(f)
6.50%,  06/30/27 ................. 600 591,901
6.75%,  06/30/30 ................. 600 586,366
Magnolia Oil & Gas Operating LLC,
6.88%,  12/01/32
(d)
............... 400 401,981
Marathon Petroleum Corp.
5.13%,  12/15/26 ................. 776 780,512
3.80%,  04/01/28 ................. 880 853,195
6.50%,  03/01/41 ................. 895 931,238
4.75%,  09/15/44 ................. 1,001 832,771
4.50%,  04/01/48 ................. 557 435,644
5.00%,  09/15/54 ................. 575 469,893
Martin Midstream Partners LP,
11.50%,  02/15/28
(d)
............... 405 440,438
Matador Resources Co.
(d)
6.88%,  04/15/28 ................. 460 468,262
6.50%,  04/15/32 ................. 945 947,309
6.25%,  04/15/33 ................. 725 714,985
MC Brazil Downstream Trading SARL,
7.25%,  06/30/31
(f)
................ 1,657 1,407,768
Medco Maple Tree Pte. Ltd., 8.96%,  04/27/29
(f)
400 423,976
MEG Energy Corp., 5.88%,  02/01/29
(d)
.... 600 590,390

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Midwest Connector Capital Co. LLC,
4.63%,  04/01/29
(d)
............... USD 942 $ 927,651
Moss Creek Resources Holdings, Inc.,
8.25%,  09/01/31
(d)
............... 735 732,507
Motiva Enterprises LLC, 6.85%,  01/15/40
(d)
.. 930 971,561
MPLX LP
1.75%,  03/01/26 ................. 1,512 1,464,364
4.13%,  03/01/27 ................. 1,635 1,612,191
4.25%,  12/01/27 ................. 642 632,466
4.00%,  03/15/28 ................. 1,604 1,560,740
4.80%,  02/15/29 ................. 562 558,063
2.65%,  08/15/30 ................. 1,643 1,445,285
4.95%,  09/01/32 ................. 910 882,795
5.00%,  03/01/33 ................. 600 579,416
5.50%,  06/01/34 ................. 1,820 1,797,981
4.50%,  04/15/38 ................. 1,519 1,324,970
5.20%,  03/01/47 ................. 850 755,429
5.20%,  12/01/47 ................. 790 698,064
4.70%,  04/15/48 ................. 1,589 1,302,723
5.50%,  02/15/49 ................. 1,456 1,333,919
4.95%,  03/14/52 ................. 847 709,443
5.65%,  03/01/53 ................. 845 785,126
4.90%,  04/15/58 ................. 420 339,014
Murphy Oil Corp.
6.00%,  10/01/32 ................. 594 574,175
5.88%,  12/01/42 ................. 342 295,252
NAK Naftogaz Ukraine, 7.63%, (7.63% Cash or
7.63% PIK), 11/08/28
(f)(i)
............ 467 374,089
New Fortress Energy, Inc., 6.50%,  09/30/26
(d)
25 24,364
NFE Financing LLC, 12.00%,  11/15/29
(d)
... 3,017 3,152,498
NGL Energy Operating LLC
(d)
8.13%,  02/15/29 ................. 880 903,143
8.38%,  02/15/32 ................. 1,250 1,286,380
NGPL PipeCo LLC
(d)
4.88%,  08/15/27 ................. 783 777,311
3.25%,  07/15/31 ................. 634 546,621
7.77%,  12/15/37 ................. 587 656,625
Northern Natural Gas Co.
(d)
4.30%,  01/15/49 ................. 725 573,458
3.40%,  10/16/51 ................. 674 443,022
5.63%,  02/01/54 ................. 665 635,806
Northern Oil & Gas, Inc.
(d)
8.13%,  03/01/28 ................. 696 708,731
8.75%,  06/15/31 ................. 480 503,354
Northriver Midstream Finance LP,
6.75%,  07/15/32
(d)
............... 590 602,671
Northwest Pipeline LLC, 4.00%,  04/01/27 ... 363 356,862
NuStar Logistics LP
6.00%,  06/01/26 ................. 472 474,918
5.63%,  04/28/27 ................. 550 550,836
6.38%,  10/01/30 ................. 600 611,331
Occidental Petroleum Corp.
5.55%,  03/15/26 ................. 560 562,754
8.50%,  07/15/27 ................. 647 689,884
5.00%,  08/01/27 ................. 760 760,882
6.38%,  09/01/28 ................. 636 659,052
5.20%,  08/01/29 ................. 1,315 1,308,641
8.88%,  07/15/30 ................. 1,111 1,272,188
6.63%,  09/01/30 ................. 1,480 1,550,339
6.13%,  01/01/31 ................. 992 1,017,727
7.50%,  05/01/31 ................. 763 835,955
7.88%,  09/15/31 ................. 535 593,371
5.38%,  01/01/32 ................. 745 730,840
5.55%,  10/01/34
(e)
................ 1,120 1,089,861
6.45%,  09/15/36 ................. 1,570 1,610,390
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.95%,  06/15/39 ................. USD 488 $ 547,149
6.20%,  03/15/40 ................. 705 695,147
6.60%,  03/15/46 ................. 1,170 1,177,959
4.40%,  04/15/46 ................. 456 342,777
4.20%,  03/15/48 ................. 203 145,311
6.05%,  10/01/54 ................. 1,040 975,986
Oil India International Pte. Ltd.,
4.00%,  04/21/27
(f)
................ 415 406,420
ONEOK Partners LP
6.65%,  10/01/36 ................. 640 678,035
6.85%,  10/15/37 ................. 510 548,855
6.13%,  02/01/41 ................. 752 749,380
6.20%,  09/15/43 ................. 528 524,958
ONEOK, Inc.
5.00%,  03/01/26 ................. 795 796,726
5.55%,  11/01/26 ................. 750 758,841
4.00%,  07/13/27 ................. 485 476,305
4.25%,  09/24/27 ................. 1,055 1,040,467
4.55%,  07/15/28 ................. 678 669,881
5.65%,  11/01/28 ................. 907 926,785
4.35%,  03/15/29 ................. 797 776,180
3.40%,  09/01/29 ................. 763 710,793
4.40%,  10/15/29 ................. 760 738,064
3.10%,  03/15/30 ................. 795 721,526
3.25%,  06/01/30 ................. 280 254,708
5.80%,  11/01/30 ................. 755 777,832
6.35%,  01/15/31 ................. 540 567,343
4.75%,  10/15/31 ................. 1,000 967,669
6.10%,  11/15/32 ................. 990 1,026,059
6.05%,  09/01/33 ................. 1,290 1,326,477
5.05%,  11/01/34 ................. 1,505 1,440,641
6.00%,  06/15/35 ................. 473 483,950
5.15%,  10/15/43 ................. 600 533,067
4.25%,  09/15/46 ................. 625 478,098
4.95%,  07/13/47 ................. 678 571,866
4.20%,  10/03/47 ................. 625 468,375
5.20%,  07/15/48 ................. 948 833,503
4.85%,  02/01/49 ................. 764 625,806
4.45%,  09/01/49 ................. 705 546,638
3.95%,  03/01/50 ................. 895 641,246
4.50%,  03/15/50 ................. 530 415,726
7.15%,  01/15/51 ................. 511 552,237
6.63%,  09/01/53 ................. 745 779,024
5.70%,  11/01/54 ................. 1,100 1,025,274
5.85%,  11/01/64 ................. 695 651,465
ONGC Videsh Vankorneft Pte. Ltd.,
3.75%,  07/27/26
(f)
................ 600 589,211
OQ SAOC, 5.13%,  05/06/28
(f)
.......... 800 786,919
ORLEN SA, 6.00%,  01/30/35
(d)(h)
........ 1,000 999,760
Ovintiv, Inc.
5.65%,  05/15/28 ................. 870 883,452
8.13%,  09/15/30 ................. 320 358,102
7.20%,  11/01/31 ................. 405 436,468
7.38%,  11/01/31 ................. 491 534,431
6.25%,  07/15/33 ................. 495 507,150
6.50%,  08/15/34 ................. 686 712,227
6.63%,  08/15/37 ................. 413 426,576
6.50%,  02/01/38 ................. 491 499,696
7.10%,  07/15/53 ................. 400 428,901
Parkland Corp.
(d)
5.88%,  07/15/27 ................. 485 483,643
4.50%,  10/01/29 ................. 790 740,916
4.63%,  05/01/30 ................. 791 736,864
6.63%,  08/15/32 ................. 500 501,220

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC
6.00%,  02/15/28 ................. USD 750 $ 738,428
7.88%,  09/15/30
(d)
................ 495 495,154
Permian Resources Operating LLC
(d)
8.00%,  04/15/27 ................. 555 568,191
5.88%,  07/01/29 ................. 689 684,256
9.88%,  07/15/31 ................. 307 337,545
7.00%,  01/15/32 ................. 990 1,017,504
6.25%,  02/01/33 ................. 975 977,511
Peru LNG SRL, 5.38%,  03/22/30
(f)
....... 917 848,944
Petrobras Global Finance BV
7.38%,  01/17/27
(e)
................ 700 725,552
6.00%,  01/27/28
(e)
................ 1,045 1,058,213
5.60%,  01/03/31
(e)
................ 900 884,384
6.50%,  07/03/33
(e)
................ 690 693,058
6.00%,  01/13/35
(e)
................ 1,215 1,139,207
6.88%,  01/20/40
(e)
................ 738 727,224
6.75%,  01/27/41 ................. 900 867,175
7.25%,  03/17/44
(e)
................ 850 851,327
5.50%,  06/10/51
(e)
................ 700 539,102
6.85%,  06/05/2115 ................ 1,400 1,259,225
Petron Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 7.57%),
5.95%
(f)(h)(j)
..................... 400 397,402
Petronas Energy Canada Ltd.,
2.11%,  03/23/28
(f)
................ 400 367,416
Petrorio Luxembourg Holding SARL,
6.13%,  06/09/26
(f)
................ 600 599,386
Phillips 66
1.30%,  02/15/26 ................. 481 464,945
3.90%,  03/15/28 ................. 1,241 1,208,956
2.15%,  12/15/30 ................. 702 599,276
4.65%,  11/15/34 ................. 905 845,147
5.88%,  05/01/42 ................. 809 805,624
4.88%,  11/15/44 ................. 1,908 1,656,087
3.30%,  03/15/52
(e)
................ 1,180 755,049
Phillips 66 Co.
3.55%,  10/01/26 ................. 566 556,309
4.95%,  12/01/27 ................. 1,115 1,122,877
3.75%,  03/01/28 ................. 657 637,871
3.15%,  12/15/29 ................. 689 635,492
5.25%,  06/15/31 ................. 1,295 1,301,153
5.30%,  06/30/33 ................. 825 818,867
4.95%,  03/15/35 ................. 850 806,468
4.68%,  02/15/45 ................. 558 468,457
4.90%,  10/01/46 ................. 590 507,571
5.65%,  06/15/54 ................. 640 602,859
5.50%,  03/15/55 ................. 380 348,493
Pioneer Natural Resources Co.
5.10%,  03/29/26 ................. 1,070 1,077,506
1.90%,  08/15/30 ................. 1,200 1,026,211
2.15%,  01/15/31 ................. 694 593,040
Plains All American Pipeline LP
4.50%,  12/15/26 ................. 1,068 1,062,524
3.55%,  12/15/29 ................. 1,069 997,941
3.80%,  09/15/30 ................. 686 638,320
5.70%,  09/15/34 ................. 755 755,942
5.95%,  06/15/35 ................. 500 505,887
6.65%,  01/15/37 ................. 665 701,493
5.15%,  06/01/42 ................. 479 425,629
4.30%,  01/31/43 ................. 430 341,088
4.70%,  06/15/44 ................. 630 523,987
4.90%,  02/15/45 ................. 750 637,871
Pluspetrol Camisea SA, 6.24%,  07/03/36
(f)
.. 600 603,300
Prairie Acquiror LP, 9.00%,  08/01/29
(d)
..... 395 408,583
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
PTT Treasury Center Co. Ltd.
(f)
4.50%,  10/25/42 ................. USD 200 $ 170,744
3.70%,  07/16/70 ................. 800 525,994
PTTEP Treasury Center Co. Ltd.
2.59%,  06/10/27
(f)
................. 660 625,991
2.99%,  01/15/30
(f)
................. 200 181,863
6.35%,  06/12/42
(d)
................ 400 424,421
3.90%,  12/06/59
(e)(f)
............... 600 430,694
Puma International Financing SA,
7.75%,  04/25/29
(d)
............... 600 608,660
QatarEnergy LNG S3
(d)
5.84%,  09/30/27 ................. 562 568,137
6.33%,  09/30/27 ................. 117 118,911
QazaqGaz NC JSC, 4.38%,  09/26/27
(f)
.... 800 768,225
Raizen Fuels Finance SA
(f)
5.30%,  01/20/27 ................. 400 399,883
6.45%,  03/05/34
(e)
................ 1,000 986,991
5.70%,  01/17/35
(e)
................ 1,000 925,874
6.95%,  03/05/54 ................. 600 581,640
Range Resources Corp.
8.25%,  01/15/29 ................. 600 616,728
4.75%,  02/15/30
(d)
................ 495 471,018
Reliance Industries Ltd.
(f)
3.67%,  11/30/27
(e)
................ 850 822,509
2.88%,  01/12/32 ................. 1,390 1,187,812
6.25%,  10/19/40 ................. 250 263,562
4.88%,  02/10/45
(e)
................ 1,000 880,018
3.63%,  01/12/52 ................. 1,750 1,201,743
3.75%,  01/12/62 ................. 750 501,067
Rockies Express Pipeline LLC
(d)
4.95%,  07/15/29 ................. 545 523,158
4.80%,  05/15/30 ................. 345 324,650
7.50%,  07/15/38 ................. 257 257,211
6.88%,  04/15/40 ................. 505 491,241
SA Global Sukuk Ltd.
(f)
1.60%,  06/17/26 ................. 1,800 1,723,164
4.25%,  10/02/29 ................. 1,600 1,544,994
2.69%,  06/17/31 ................. 3,000 2,602,327
4.75%,  10/02/34 ................. 1,400 1,355,203
Sabal Trail Transmission LLC
(d)
4.25%,  05/01/28 ................. 508 494,470
4.68%,  05/01/38 ................. 805 711,321
4.83%,  05/01/48 ................. 557 450,684
Sabine Pass Liquefaction LLC
5.88%,  06/30/26 ................. 1,689 1,705,132
5.00%,  03/15/27 ................. 1,637 1,642,007
4.20%,  03/15/28 ................. 1,588 1,554,730
4.50%,  05/15/30 ................. 1,185 1,150,101
5.90%,  09/15/37 ................. 700 711,079
Santos Finance Ltd.
5.25%,  03/13/29
(f)
................. 600 594,032
3.65%,  04/29/31
(d)
................ 1,055 941,202
6.88%,  09/19/33
(d)
................ 815 864,993
Saturn Oil & Gas, Inc., 9.63%,  06/15/29
(d)(e)
.. 622 622,237
Sempra Infrastructure Partners LP,
3.25%,  01/15/32
(d)
............... 490 408,526
SEPLAT Energy plc, 7.75%,  04/01/26
(f)
.... 600 598,112
Shell Finance US, Inc.
2.38%,  11/07/29 ................. 1,242 1,119,059
2.75%,  04/06/30 ................. 1,668 1,512,779
4.13%,  05/11/35 ................. 1,477 1,351,282
4.55%,  08/12/43 ................. 1,141 992,584
4.38%,  05/11/45 ................. 2,559 2,150,847
4.00%,  05/10/46 ................. 1,831 1,442,978
3.75%,  09/12/46 ................. 1,184 894,159

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.25%,  04/06/50 ................. USD 1,838 $ 1,237,395
SierraCol Energy Andina LLC,
6.00%,  06/15/28
(e)(f)
............... 600 555,437
Sinopec Capital 2013 Ltd., 4.25%,  04/24/43
(f)
450 391,874
Sinopec Group Overseas Development 2013
Ltd., 5.38%,  10/17/43
(f)
............. 1,400 1,428,313
Sinopec Group Overseas Development 2015
Ltd., 4.10%,  04/28/45
(f)
............. 1,200 1,038,903
Sinopec Group Overseas Development 2016
Ltd.
(f)
3.50%,  05/03/26 ................. 200 197,392
2.75%,  09/29/26 ................. 800 776,538
4.25%,  05/03/46 ................. 600 528,203
Sinopec Group Overseas Development 2017
Ltd.
(f)
3.63%,  04/12/27 ................. 200 196,373
3.25%,  09/13/27 ................. 825 799,699
4.25%,  04/12/47 ................. 200 175,466
Sinopec Group Overseas Development 2018
Ltd.
(f)
4.25%,  09/12/28 ................. 400 395,825
2.95%,  08/08/29 ................. 600 561,637
2.95%,  11/12/29
(e)
................ 1,200 1,118,826
2.70%,  05/13/30 ................. 2,400 2,189,264
2.30%,  01/08/31 ................. 1,700 1,494,339
4.60%,  09/12/48 ................. 200 184,162
3.68%,  08/08/49 ................. 600 475,455
3.44%,  11/12/49 ................. 400 302,686
3.35%,  05/13/50 ................. 800 595,655
3.10%,  01/08/51 ................. 600 423,473
Sitio Royalties Operating Partnership LP,
7.88%,  11/01/28
(d)
................ 600 623,024
SK Battery America, Inc., 4.88%,  01/23/27
(f)
. 600 599,338
SM Energy Co.
6.75%,  09/15/26 ................. 406 406,288
6.63%,  01/15/27 ................. 412 411,811
6.50%,  07/15/28 ................. 400 400,674
6.75%,  08/01/29
(d)
................ 720 720,877
7.00%,  08/01/32
(d)
................ 730 729,733
South Bow Canadian Infrastructure Holdings
Ltd.
(d)(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.67%),
7.50%,  03/01/55 ................ 655 675,467
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.95%),
7.63%,  03/01/55 ................ 445 457,212
South Bow USA Infrastructure Holdings LLC
(d)
4.91%,  09/01/27 ................. 210 209,289
5.03%,  10/01/29 ................. 270 265,600
5.58%,  10/01/34 ................. 1,285 1,249,601
6.18%,  10/01/54 ................. 555 528,632
Spectra Energy Partners LP
3.38%,  10/15/26 ................. 578 565,042
5.95%,  09/25/43 ................. 790 775,478
4.50%,  03/15/45 ................. 621 507,880
Strathcona Resources Ltd., 6.88%,  08/01/26
(d)
490 491,730
Summit Midstream Holdings LLC,
8.63%,  10/31/29
(d)
............... 815 859,018
Suncor Energy, Inc.
7.15%,  02/01/32 ................. 615 665,997
5.95%,  12/01/34 ................. 694 703,831
6.80%,  05/15/38 ................. 397 423,256
6.50%,  06/15/38 ................. 50 52,786
6.85%,  06/01/39 ................. 735 791,525
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.00%,  11/15/47 ................. USD 816 $ 603,800
3.75%,  03/04/51 ................. 869 605,693
Sunnova Energy Corp.
(d)(e)
5.88%,  09/01/26 ................. 410 340,259
11.75%,  10/01/28 ................. 395 269,556
Sunoco LP
6.00%,  04/15/27 ................. 595 594,027
5.88%,  03/15/28 ................. 340 340,326
7.00%,  09/15/28
(d)
................ 495 509,232
7.00%,  05/01/29
(d)
................ 740 765,437
4.50%,  05/15/29 ................. 765 729,361
4.50%,  04/30/30 ................. 766 722,555
7.25%,  05/01/32
(d)
................ 740 772,128
Sweihan PV Power Co. PJSC,
3.63%,  01/31/49
(f)
................ 553 444,986
Tallgrass Energy Partners LP
(d)
6.00%,  03/01/27 ................. 430 428,716
5.50%,  01/15/28 ................. 720 703,728
7.38%,  02/15/29 ................. 795 808,466
6.00%,  12/31/30 ................. 715 690,340
6.00%,  09/01/31 ................. 465 447,540
Talos Production, Inc.
(d)
9.00%,  02/01/29 ................. 615 639,806
9.38%,  02/01/31 ................. 620 644,214
Targa Resources Corp.
5.20%,  07/01/27 ................. 835 842,264
6.15%,  03/01/29 ................. 470 488,556
4.20%,  02/01/33 ................. 700 637,847
6.13%,  03/15/33 ................. 789 815,250
6.50%,  03/30/34 ................. 747 791,564
5.50%,  02/15/35 ................. 655 646,282
4.95%,  04/15/52 ................. 775 652,764
6.25%,  07/01/52 ................. 646 645,544
6.50%,  02/15/53 ................. 736 767,615
Targa Resources Partners LP
6.50%,  07/15/27 ................. 615 618,780
5.00%,  01/15/28 ................. 1,070 1,066,723
6.88%,  01/15/29 ................. 595 608,271
5.50%,  03/01/30 ................. 1,510 1,514,527
4.88%,  02/01/31 ................. 1,160 1,126,548
4.00%,  01/15/32 ................. 1,050 956,372
TC PipeLines LP, 3.90%,  05/25/27 ....... 287 280,823
Tengizchevroil Finance Co. International Ltd.
(f)
4.00%,  08/15/26 ................. 1,000 973,977
3.25%,  08/15/30 ................. 700 595,350
Tennessee Gas Pipeline Co. LLC
7.00%,  03/15/27 ................. 245 255,291
7.00%,  10/15/28 ................. 553 587,974
2.90%,  03/01/30
(d)
................ 1,095 983,466
7.63%,  04/01/37 ................. 150 171,040
TerraForm Power Operating LLC
(d)
5.00%,  01/31/28 ................. 680 655,045
4.75%,  01/15/30 ................. 690 637,274
Texas Eastern Transmission LP
3.50%,  01/15/28
(d)
................ 149 143,314
7.00%,  07/15/32 ................. 720 786,616
4.15%,  01/15/48
(d)
................ 557 427,421
TGNR Intermediate Holdings LLC,
5.50%,  10/15/29
(d)
............... 670 636,463
Thaioil Treasury Center Co. Ltd.
(f)
2.50%,  06/18/30 ................. 1,000 846,670
5.38%,  11/20/48 ................. 600 496,329
3.50%,  10/17/49 ................. 600 368,418
3.75%,  06/18/50 ................. 600 383,870
TMS Issuer SARL, 5.78%,  08/23/32
(f)
..... 1,200 1,227,505

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Topaz Solar Farms LLC, 5.75%,  09/30/39
(d)
.. USD 520 $ 506,038
TotalEnergies Capital International SA
3.46%,  02/19/29 ................. 1,565 1,496,324
2.83%,  01/10/30 ................. 1,295 1,186,029
2.99%,  06/29/41 ................. 1,190 855,242
3.46%,  07/12/49 ................. 1,121 785,784
3.13%,  05/29/50 ................. 1,982 1,296,521
3.39%,  06/29/60 ................. 933 603,511
TotalEnergies Capital SA
3.88%,  10/11/28 ................. 1,331 1,297,261
5.15%,  04/05/34 ................. 810 805,504
4.72%,  09/10/34 ................. 775 746,138
5.49%,  04/05/54 ................. 1,745 1,664,415
5.28%,  09/10/54 ................. 825 763,771
5.64%,  04/05/64 ................. 800 759,686
5.43%,  09/10/64 ................. 1,075 996,707
TransCanada PipeLines Ltd.
4.25%,  05/15/28 ................. 1,320 1,294,445
4.10%,  04/15/30 ................. 1,183 1,127,316
4.63%,  03/01/34 ................. 1,646 1,536,898
5.60%,  03/31/34 ................. 174 173,253
5.85%,  03/15/36 ................. 507 511,816
6.20%,  10/15/37 ................. 1,144 1,178,617
7.25%,  08/15/38 ................. 645 722,166
7.63%,  01/15/39 ................. 1,116 1,288,800
6.10%,  06/01/40 ................. 728 736,926
5.10%,  03/15/49 ................. 497 450,116
Transcontinental Gas Pipe Line Co. LLC
7.85%,  02/01/26 ................. 1,033 1,056,004
4.00%,  03/15/28 ................. 539 524,591
3.25%,  05/15/30 ................. 1,008 920,661
5.40%,  08/15/41 ................. 448 423,164
4.45%,  08/01/42 ................. 456 383,293
4.60%,  03/15/48 ................. 630 524,589
3.95%,  05/15/50 ................. 430 317,552
TransMontaigne Partners LP, 6.13%,  02/15/26 270 268,397
Transportadora de Gas del Peru SA,
4.25%,  04/30/28
(f)
................ 640 630,067
Transportadora de Gas Internacional SA ESP,
5.55%,  11/01/28
(f)
................ 400 394,755
Trident Energy Finance plc, 12.50%,  11/30/29
(f)
600 631,938
Tullow Oil plc, 10.25%,  05/15/26
(f)
....... 1,303 1,186,328
Valero Energy Corp.
3.40%,  09/15/26 ................. 150 146,948
2.15%,  09/15/27 ................. 641 600,456
4.35%,  06/01/28 ................. 553 543,951
4.00%,  04/01/29 ................. 445 427,651
2.80%,  12/01/31 ................. 620 532,694
7.50%,  04/15/32 ................. 720 809,738
6.63%,  06/15/37 ................. 1,388 1,470,259
4.90%,  03/15/45 ................. 634 557,654
3.65%,  12/01/51 ................. 925 627,076
4.00%,  06/01/52 ................. 585 421,068
Valero Energy Partners LP, 4.50%,  03/15/28 . 747 741,280
Var Energi ASA
(d)
5.00%,  05/18/27 ................. 375 374,950
7.50%,  01/15/28 ................. 675 714,162
8.00%,  11/15/32 ................. 445 498,739
Venture Global Calcasieu Pass LLC
(d)
3.88%,  08/15/29 ................. 1,219 1,127,807
6.25%,  01/15/30 ................. 980 998,291
4.13%,  08/15/31 ................. 1,231 1,112,566
3.88%,  11/01/33 ................. 1,220 1,050,949
Venture Global LNG, Inc.
(d)
8.13%,  06/01/28 ................. 2,175 2,274,087
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
9.50%,  02/01/29 ................. USD 3,021 $ 3,367,060
7.00%,  01/15/30 ................. 1,450 1,482,541
8.38%,  06/01/31 ................. 2,205 2,320,073
9.88%,  02/01/32 ................. 2,105 2,317,130
Vermilion Energy, Inc.
(d)
6.88%,  05/01/30 ................. 395 393,304
7.25%,  02/15/33 ................. 365 363,264
Viper Energy, Inc.
(d)
5.38%,  11/01/27 ................. 435 432,348
7.38%,  11/01/31 ................. 400 418,680
Vista Energy Argentina SAU
7.63%,  12/10/35
(d)
................ 600 589,709
7.63%,  12/10/35
(f)
................. 70 68,799
Vital Energy, Inc.
7.75%,  07/31/29
(d)(e)
............... 305 305,762
9.75%,  10/15/30 ................. 300 318,723
7.88%,  04/15/32
(d)(e)
............... 980 966,525
W&T Offshore, Inc., 10.75%,  02/01/29
(d)
.... 265 264,954
Western Midstream Operating LP
4.65%,  07/01/26 ................. 582 580,155
4.50%,  03/01/28 ................. 530 519,771
4.75%,  08/15/28 ................. 275 270,830
6.35%,  01/15/29 ................. 655 678,203
4.05%,  02/01/30 ................. 987 930,617
6.15%,  04/01/33 ................. 740 754,349
5.45%,  11/15/34 ................. 690 670,434
5.45%,  04/01/44 ................. 545 484,312
5.30%,  03/01/48 ................. 825 703,056
5.50%,  08/15/48 ................. 255 221,813
5.25%,  02/01/50 ................. 1,117 960,932
Whistler Pipeline LLC
(d)
5.40%,  09/30/29 ................. 485 483,785
5.70%,  09/30/31 ................. 520 520,079
5.95%,  09/30/34 ................. 765 767,581
Wildfire Intermediate Holdings LLC,
7.50%,  10/15/29
(d)
............... 600 594,372
Williams Cos., Inc. (The)
5.40%,  03/02/26 ................. 380 382,491
3.75%,  06/15/27 ................. 1,281 1,251,946
5.30%,  08/15/28 ................. 994 1,005,696
4.90%,  03/15/29 ................. 1,180 1,174,907
4.80%,  11/15/29 ................. 495 490,285
3.50%,  11/15/30 ................. 1,092 1,004,458
Series A, 7.50%,  01/15/31 ........... 169 187,115
2.60%,  03/15/31 ................. 1,215 1,048,636
8.75%,  03/15/32 ................. 330 391,274
4.65%,  08/15/32 ................. 785 748,847
5.65%,  03/15/33 ................. 930 939,510
5.15%,  03/15/34 ................. 1,465 1,424,284
5.60%,  03/15/35 ................. 500 502,359
6.30%,  04/15/40 ................. 1,186 1,230,648
5.80%,  11/15/43 ................. 444 434,070
5.40%,  03/04/44 ................. 504 473,251
5.75%,  06/24/44 ................. 660 639,825
4.90%,  01/15/45 ................. 548 477,659
5.10%,  09/15/45 ................. 969 868,060
4.85%,  03/01/48 ................. 828 706,693
3.50%,  10/15/51 ................. 675 457,993
5.30%,  08/15/52 ................. 705 641,472
5.80%,  11/15/54 ................. 665 646,235
6.00%,  03/15/55 ................. 180 179,772
735,634,097

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%,  02/04/28
(d)
.. USD 280 $ 265,518
Celulosa Arauco y Constitucion SA
3.88%,  11/02/27 ................. 610 590,040
4.25%,  04/30/29
(e)(f)
............... 600 567,161
4.20%,  01/29/30
(f)
................. 600 561,244
5.50%,  11/02/47 ................. 470 417,903
5.50%,  04/30/49
(f)
................. 400 351,323
5.15%,  01/29/50
(f)
................. 450 377,746
Clearwater Paper Corp., 4.75%,  08/15/28
(d)
.. 285 270,073
Domtar Corp., 6.75%,  10/01/28
(d)
........ 632 583,208
Georgia-Pacific LLC
0.95%,  05/15/26
(d)
................ 712 679,561
2.10%,  04/30/27
(d)
................ 697 659,354
7.75%,  11/15/29 ................. 708 797,166
2.30%,  04/30/30
(d)
................ 1,315 1,157,832
8.88%,  05/15/31 ................. 250 301,660
LD Celulose International GmbH,
7.95%,  01/26/32
(e)(f)
............... 600 611,329
Louisiana-Pacific Corp., 3.63%,  03/15/29
(d)
.. 345 321,012
Magnera Corp.
(d)
4.75%,  11/15/29 ................. 505 456,471
7.25%,  11/15/31 ................. 790 779,097
Mercer International, Inc.
12.88%,  10/01/28
(d)
............... 405 437,449
5.13%,  02/01/29 ................. 861 763,069
Stora Enso OYJ, 7.25%,  04/15/36
(d)(e)
..... 410 431,716
Suzano Austria GmbH
5.75%,  07/14/26
(e)(f)
............... 600 605,318
2.50%,  09/15/28 ................. 650 586,001
6.00%,  01/15/29 ................. 1,708 1,728,071
5.00%,  01/15/30 ................. 981 947,958
3.75%,  01/15/31 ................. 1,290 1,147,699
Series DM3N, 3.13%,  01/15/32 ........ 1,000 836,179
7.00%,  03/16/47
(e)(f)
............... 1,000 1,038,795
Suzano International Finance BV,
5.50%,  01/17/27 ................ 1,434 1,443,249
UPM-Kymmene OYJ, 7.45%,  11/26/27
(d)
... 205 215,437
19,928,639
Passenger Airlines — 0.1%
Air Canada, 3.88%,  08/15/26
(d)
......... 1,160 1,132,218
Air Canada Pass-Through Trust
(d)
Series 2020-1,Class C, 10.50%,  07/15/26
(e)
315 335,034
Series 2015-1,Class A, 3.60%,  03/15/27 . 299 289,893
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A, 4.80%,  08/15/27
(d)(e)
.... 779 771,812
Allegiant Travel Co., 7.25%,  08/15/27
(d)
.... 554 559,153
American Airlines Pass-Through Trust
Series 2014-1,Class A, 3.70%,  10/01/26 . 504 490,894
Series 2015-1,Class A, 3.38%,  05/01/27 . 516 497,741
Series 2015-2,Class AA, 3.60%,  09/22/27 315 304,340
Series 2016-1,Class AA, 3.58%,  01/15/28 125 120,161
Series 2016-2,Class AA, 3.20%,  06/15/28 442 417,523
Series 2016-3,Class AA, 3.00%,  10/15/28
(e)
453 423,343
Series 2017-1,Class AA, 3.65%,  02/15/29 409 388,772
Series 2017-2,Class AA, 3.35%,  10/15/29 441 412,910
Series 2019-1,Class AA, 3.15%,  02/15/32 412 374,270
Series 2021-1,Class A, 2.88%,  07/11/34 . 997 860,629
American Airlines, Inc.
(d)
5.50%,  04/20/26 ................. 1,483 1,482,181
7.25%,  02/15/28 ................. 725 741,911
5.75%,  04/20/29 ................. 2,970 2,962,196
8.50%,  05/15/29 ................. 990 1,042,575
AS Mileage Plan IP Ltd.
(d)
5.02%,  10/20/29 ................. 5 4,902
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
5.31%,  10/20/31 ................. USD 30 $ 29,434
Avianca Midco 2 plc
9.00%,  12/01/28
(d)(e)
............... 450 447,661
9.00%,  12/01/28
(f)
................. 1,100 1,093,587
9.63%,  02/14/30
(d)
................ 200 195,441
Azul Secured Finance LLP
(d)
11.93%,  08/28/28 ................. 1,068 997,776
10.88%,  08/28/30 ................. 407 269,688
British Airways Pass-Through Trust
(d)
Series 2020-1,Class A, 4.25%,  11/15/32 . 649 617,598
Series 2019-1,Class AA, 3.30%,  12/15/32
(e)
413 376,132
Series 2021-1,Class A, 2.90%,  03/15/35
(e)
373 331,710
Delta Air Lines Pass-Through Trust, Series
2020-1, Class AA, 2.00%,  06/10/28 ..... 135 126,390
Delta Air Lines, Inc.
4.38%,  04/19/28 ................. 650 638,470
4.75%,  10/20/28
(d)
................ 1,956 1,942,556
3.75%,  10/28/29 ................. 558 525,265
Grupo Aeromexico SAB de CV
(f)
8.25%,  11/15/29 ................. 400 400,334
8.63%,  11/15/31
(e)
................ 600 599,356
JetBlue Airways Corp., 9.88%,  09/20/31
(d)
... 1,970 2,080,242
JetBlue Pass-Through Trust
Series 2019-1,Class AA, 2.75%,  05/15/32 694 602,159
Series 2020-1,Class A, 4.00%,  11/15/32
(e)
568 529,048
Latam Airlines Group SA
(f)
13.38%,  10/15/29 ................. 600 682,979
7.88%,  04/15/30 ................. 1,400 1,407,438
Mileage Plus Holdings LLC, 6.50%,  06/20/27
(d)
425 428,310
OneSky Flight LLC, 8.88%,  12/15/29
(d)
..... 545 558,142
Pegasus Hava Tasimaciligi A/S,
8.00%,  09/11/31
(f)
................ 400 400,432
Southwest Airlines Co.
3.00%,  11/15/26 ................. 463 449,299
5.13%,  06/15/27 ................. 1,896 1,906,804
3.45%,  11/16/27 ................. 346 333,189
2.63%,  02/10/30 ................. 855 756,760
United Airlines Pass-Through Trust
Series 2014-1,Class A, 4.00%,  04/11/26 . 443 437,500
Series 2014-2,Class A, 3.75%,  09/03/26 . 822 804,053
Series 2020-1,Class A, 5.88%,  10/15/27 . 776 787,510
Series 2016-1,Class AA, 3.10%,  07/07/28 553 522,050
Series 2016-2,Class AA, 2.88%,  10/07/28 545 507,684
Series 2016-2,Class A, 3.10%,  10/07/28
(e)
187 170,456
Series 2018-1,Class AA, 3.50%,  03/01/30 736 690,331
Series 2019-1,Class AA, 4.15%,  08/25/31 749 710,894
Series 2019-2,Class AA, 2.70%,  05/01/32
(e)
236 209,068
Series 2023-1,Class A, 5.80%,  01/15/36 . 1,433 1,444,486
Series 2024-1,Class AA, 5.45%,  02/15/37 1,040 1,033,545
Series 2024-1,Class A, 5.88%,  02/15/37 . 445 446,136
United Airlines, Inc.
(d)
4.38%,  04/15/26 ................. 1,920 1,893,809
4.63%,  04/15/29 ................. 1,970 1,892,012
VistaJet Malta Finance plc
(d)(e)
7.88%,  05/01/27 ................. 500 500,167
9.50%,  06/01/28 ................. 485 498,246
6.38%,  02/01/30 ................. 990 907,437
45,794,042
Personal Care Products — 0.1%
BellRing Brands, Inc., 7.00%,  03/15/30
(d)
... 810 840,249
Conopco, Inc., Series E, 7.25%,  12/15/26 ... 715 749,637
Coty, Inc.
(d)
5.00%,  04/15/26 ................. 337 336,465
4.75%,  01/15/29 ................. 543 523,292

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products (continued)
6.63%,  07/15/30 ................. USD 770 $ 786,539
Edgewell Personal Care Co.
(d)
5.50%,  06/01/28 ................. 730 719,348
4.13%,  04/01/29 ................. 503 471,029
Estee Lauder Cos., Inc. (The)
3.15%,  03/15/27 ................. 492 478,380
4.38%,  05/15/28 ................. 800 791,404
2.38%,  12/01/29 ................. 975 871,077
2.60%,  04/15/30 ................. 865 770,426
1.95%,  03/15/31 ................. 707 591,981
4.65%,  05/15/33 ................. 782 750,394
5.00%,  02/14/34 ................. 410 400,821
6.00%,  05/15/37 ................. 435 447,845
4.38%,  06/15/45 ................. 642 527,516
4.15%,  03/15/47 ................. 453 356,256
3.13%,  12/01/49 ................. 548 353,409
5.15%,  05/15/53
(e)
................ 427 397,071
Haleon US Capital LLC
3.38%,  03/24/27 ................. 860 836,443
3.38%,  03/24/29 ................. 1,395 1,315,891
3.63%,  03/24/32 ................. 1,750 1,591,021
4.00%,  03/24/52 ................. 775 592,405
Kenvue, Inc.
5.35%,  03/22/26 ................. 343 346,191
5.05%,  03/22/28 ................. 923 935,551
5.00%,  03/22/30 ................. 1,415 1,427,181
4.90%,  03/22/33 ................. 1,140 1,121,862
5.10%,  03/22/43 ................. 710 679,352
5.05%,  03/22/53 ................. 1,165 1,078,974
5.20%,  03/22/63 ................. 660 606,182
Oriflame Investment Holding plc,
5.13%,  05/04/26
(d)
............... 395 36,899
Perrigo Finance Unlimited Co.
(k)
4.90%,  06/15/30 ................. 720 679,145
6.13%,  09/30/32 ................. 700 686,674
4.90%,  12/15/44 ................. 310 240,320
Prestige Brands, Inc.
(d)
5.13%,  01/15/28 ................. 410 404,566
3.75%,  04/01/31 ................. 596 530,042
24,271,838
Pharmaceuticals — 0.9%
Astrazeneca Finance LLC
1.20%,  05/28/26 ................. 475 455,773
4.80%,  02/26/27 ................. 1,415 1,425,584
4.88%,  03/03/28 ................. 1,115 1,123,772
1.75%,  05/28/28 ................. 1,450 1,322,655
4.85%,  02/26/29 ................. 1,450 1,455,973
4.90%,  03/03/30 ................. 805 809,020
4.90%,  02/26/31 ................. 1,045 1,045,552
2.25%,  05/28/31 ................. 629 538,890
4.88%,  03/03/33 ................. 635 627,949
5.00%,  02/26/34 ................. 1,555 1,537,438
AstraZeneca plc
0.70%,  04/08/26 ................. 1,440 1,379,823
3.13%,  06/12/27 ................. 1,105 1,072,685
4.00%,  01/17/29 ................. 1,184 1,155,946
1.38%,  08/06/30 ................. 1,467 1,225,654
6.45%,  09/15/37 ................. 1,657 1,821,350
4.00%,  09/18/42 ................. 975 810,759
4.38%,  11/16/45 ................. 1,049 901,325
4.38%,  08/17/48 ................. 573 486,804
2.13%,  08/06/50 ................. 590 320,125
3.00%,  05/28/51 ................. 725 475,150
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Bausch Health Americas, Inc.
(d)
9.25%,  04/01/26 ................. USD 580 $ 560,659
8.50%,  01/31/27 ................. 596 509,515
Bausch Health Cos., Inc.
(d)
6.13%,  02/01/27 ................. 960 877,074
5.75%,  08/15/27 ................. 445 391,338
7.00%,  01/15/28 ................. 175 124,505
5.00%,  01/30/28 ................. 404 275,554
4.88%,  06/01/28 ................. 1,500 1,234,160
11.00%,  09/30/28 ................. 1,711 1,607,032
5.00%,  02/15/29 ................. 439 257,907
6.25%,  02/15/29 ................. 760 469,204
7.25%,  05/30/29 ................. 335 212,785
5.25%,  01/30/30 ................. 760 404,039
14.00%,  10/15/30 ................. 347 318,352
5.25%,  02/15/31 ................. 380 201,020
Bayer Corp., 6.65%,  02/15/28
(d)(e)
........ 470 487,163
Bayer US Finance II LLC
(d)
4.38%,  12/15/28 ................. 2,012 1,943,431
4.20%,  07/15/34 ................. 420 362,014
5.50%,  07/30/35 ................. 395 370,218
4.63%,  06/25/38 ................. 1,055 889,455
4.40%,  07/15/44 ................. 1,124 844,757
3.95%,  04/15/45 ................. 766 536,361
4.88%,  06/25/48 ................. 1,025 807,571
4.70%,  07/15/64 ................. 806 579,245
Bayer US Finance LLC
(d)
6.13%,  11/21/26 ................. 830 845,699
6.25%,  01/21/29 ................. 1,239 1,270,592
6.38%,  11/21/30 ................. 1,200 1,240,923
6.50%,  11/21/33 ................. 1,760 1,812,280
6.88%,  11/21/53
(e)
................ 770 784,698
Bristol-Myers Squibb Co.
4.95%,  02/20/26 ................. 705 708,654
3.20%,  06/15/26 ................. 1,599 1,573,671
4.90%,  02/22/27 ................. 930 937,600
3.25%,  02/27/27 ................. 760 741,774
1.13%,  11/13/27 ................. 1,045 956,032
3.45%,  11/15/27 ................. 1,050 1,021,720
3.90%,  02/20/28 ................. 2,078 2,039,621
4.90%,  02/22/29 ................. 820 824,889
3.40%,  07/26/29 ................. 2,879 2,721,055
1.45%,  11/13/30 ................. 1,580 1,315,942
5.75%,  02/01/31 ................. 1,055 1,100,513
5.10%,  02/22/31 ................. 450 454,403
2.95%,  03/15/32 ................. 1,370 1,196,306
5.90%,  11/15/33 ................. 1,505 1,579,512
5.20%,  02/22/34 ................. 2,179 2,179,155
4.13%,  06/15/39 ................. 2,123 1,835,524
2.35%,  11/13/40 ................. 1,390 927,513
3.55%,  03/15/42 ................. 885 686,554
3.25%,  08/01/42 ................. 808 594,113
5.50%,  02/22/44 ................. 425 419,549
4.50%,  03/01/44 ................. 465 403,357
4.63%,  05/15/44 ................. 1,120 988,455
5.00%,  08/15/45 ................. 515 475,050
4.35%,  11/15/47 ................. 1,743 1,442,891
4.55%,  02/20/48 ................. 1,038 882,532
4.25%,  10/26/49 ................. 3,366 2,731,368
2.55%,  11/13/50 ................. 1,548 895,606
3.70%,  03/15/52 ................. 1,695 1,234,259
6.25%,  11/15/53 ................. 945 1,002,321
5.55%,  02/22/54 ................. 2,565 2,492,335
3.90%,  03/15/62 ................. 1,195 850,325
6.40%,  11/15/63 ................. 935 1,003,676

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.65%,  02/22/64 ................. USD 1,735 $ 1,672,470
Cheplapharm Arzneimittel GmbH,
5.50%,  01/15/28
(d)
............... 505 447,888
Elanco Animal Health, Inc., 6.65%,  08/28/28 . 707 727,555
Eli Lilly & Co.
4.50%,  02/09/27 ................. 1,030 1,032,695
5.50%,  03/15/27 ................. 350 357,914
3.10%,  05/15/27 ................. 1,105 1,074,233
4.15%,  08/14/27 ................. 920 915,577
4.50%,  02/09/29 ................. 1,015 1,011,718
3.38%,  03/15/29 ................. 1,125 1,077,947
4.20%,  08/14/29 ................. 1,580 1,552,610
4.70%,  02/27/33 ................. 1,105 1,089,617
4.70%,  02/09/34 ................. 1,410 1,367,810
4.60%,  08/14/34 ................. 1,115 1,073,442
5.55%,  03/15/37 ................. 510 526,406
3.70%,  03/01/45 ................. 1,250 985,104
3.95%,  05/15/47 ................. 865 694,104
3.95%,  03/15/49 ................. 765 598,681
2.25%,  05/15/50 ................. 1,520 853,616
4.88%,  02/27/53 ................. 890 799,921
5.00%,  02/09/54 ................. 855 782,878
5.05%,  08/14/54 ................. 1,185 1,092,596
4.15%,  03/15/59 ................. 945 738,018
2.50%,  09/15/60 ................. 998 532,651
4.95%,  02/27/63 ................. 865 772,538
5.10%,  02/09/64 ................. 1,080 982,417
5.20%,  08/14/64 ................. 825 766,032
Endo Finance Holdings, Inc., 8.50%,  04/15/31
(d)
(e)
.......................... 957 1,023,815
GlaxoSmithKline Capital plc, 3.38%,  06/01/29 1,130 1,071,187
GlaxoSmithKline Capital, Inc.
3.88%,  05/15/28 ................. 1,583 1,547,521
5.38%,  04/15/34 ................. 738 758,788
6.38%,  05/15/38 ................. 2,221 2,419,821
4.20%,  03/18/43 ................. 449 381,689
HLF Financing SARL LLC
(d)
12.25%,  04/15/29 ................. 790 829,181
4.88%,  06/01/29 ................. 600 408,559
Jazz Securities DAC, 4.38%,  01/15/29
(d)(e)
... 1,475 1,404,993
Johnson & Johnson
2.45%,  03/01/26 ................. 931 913,074
2.95%,  03/03/27 ................. 818 795,777
0.95%,  09/01/27 ................. 1,558 1,431,129
2.90%,  01/15/28 ................. 489 469,987
4.80%,  06/01/29 ................. 985 996,862
6.95%,  09/01/29 ................. 314 346,612
1.30%,  09/01/30 ................. 1,093 921,729
4.90%,  06/01/31 ................. 965 973,907
4.95%,  05/15/33 ................. 612 620,342
4.38%,  12/05/33 ................. 496 481,943
4.95%,  06/01/34
(e)
................ 885 888,817
3.55%,  03/01/36 ................. 1,025 897,182
3.63%,  03/03/37 ................. 1,411 1,224,792
5.95%,  08/15/37 ................. 1,084 1,167,640
3.40%,  01/15/38 ................. 958 799,183
5.85%,  07/15/38 ................. 790 842,653
2.10%,  09/01/40 ................. 772 515,362
4.50%,  09/01/40 ................. 529 492,764
4.85%,  05/15/41 ................. 385 369,386
4.50%,  12/05/43 ................. 705 640,440
3.70%,  03/01/46 ................. 1,934 1,524,180
3.75%,  03/03/47 ................. 910 715,113
3.50%,  01/15/48 ................. 736 551,878
2.25%,  09/01/50 ................. 966 549,721
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.25%,  06/01/54 ................. USD 815 $ 795,027
2.45%,  09/01/60 ................. 1,335 724,546
Mallinckrodt International Finance SA,
14.75%,  11/14/28
(d)
............... 475 504,290
Merck & Co., Inc.
0.75%,  02/24/26 ................. 1,066 1,026,443
1.70%,  06/10/27 ................. 1,404 1,320,825
4.05%,  05/17/28 ................. 620 613,140
1.90%,  12/10/28 ................. 975 883,491
3.40%,  03/07/29 ................. 1,986 1,894,113
4.30%,  05/17/30 ................. 865 850,867
1.45%,  06/24/30 ................. 1,418 1,192,291
2.15%,  12/10/31 ................. 2,075 1,748,705
4.50%,  05/17/33 ................. 1,245 1,201,747
6.50%,  12/01/33 ................. 740 816,810
6.55%,  09/15/37 ................. 570 635,012
3.90%,  03/07/39 ................. 1,088 927,155
2.35%,  06/24/40 ................. 1,161 790,552
3.60%,  09/15/42 ................. 755 589,904
4.15%,  05/18/43 ................. 1,195 1,000,944
4.90%,  05/17/44 ................. 570 527,768
3.70%,  02/10/45 ................. 1,895 1,471,762
4.00%,  03/07/49 ................. 1,094 862,676
2.45%,  06/24/50 ................. 1,533 885,936
2.75%,  12/10/51 ................. 1,715 1,040,045
5.00%,  05/17/53 ................. 1,030 940,619
2.90%,  12/10/61 ................. 1,531 880,828
5.15%,  05/17/63 ................. 960 879,495
Merck Sharp & Dohme Corp.
5.95%,  12/01/28 ................. 449 469,910
5.75%,  11/15/36 ................. 313 328,075
Mylan, Inc.
4.55%,  04/15/28 ................. 1,184 1,162,948
5.40%,  11/29/43 ................. 546 481,487
5.20%,  04/15/48 ................. 785 648,983
Novartis Capital Corp.
2.00%,  02/14/27 ................. 1,030 982,764
3.10%,  05/17/27 ................. 1,598 1,552,130
3.80%,  09/18/29 ................. 790 763,326
2.20%,  08/14/30 ................. 1,516 1,329,365
4.00%,  09/18/31 ................. 725 694,299
4.20%,  09/18/34 ................. 725 674,815
3.70%,  09/21/42 ................. 700 565,982
4.40%,  05/06/44 ................. 1,638 1,443,133
4.00%,  11/20/45 ................. 1,250 1,029,541
2.75%,  08/14/50 ................. 991 630,692
4.70%,  09/18/54 ................. 395 349,695
Organon & Co.
(d)
4.13%,  04/30/28 ................. 2,070 1,962,912
5.13%,  04/30/31
(e)
................ 1,963 1,775,405
6.75%,  05/15/34 ................. 500 503,057
7.88%,  05/15/34
(e)
................ 505 515,174
Pershing Square Holdings Ltd.
(d)
3.25%,  11/15/30 ................. 1,000 865,361
3.25%,  10/01/31 ................. 1,000 837,388
Pfizer Investment Enterprises Pte. Ltd.
4.45%,  05/19/26 ................. 2,785 2,784,677
4.45%,  05/19/28 ................. 3,070 3,055,144
4.65%,  05/19/30 ................. 2,730 2,712,334
4.75%,  05/19/33 ................. 4,410 4,287,587
5.11%,  05/19/43 ................. 2,290 2,159,844
5.30%,  05/19/53 ................. 5,840 5,478,038
5.34%,  05/19/63 ................. 3,849 3,536,015
Pfizer, Inc.
2.75%,  06/03/26 ................. 1,599 1,564,691

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
3.00%,  12/15/26 ................. USD 1,678 $ 1,635,673
3.60%,  09/15/28
(e)
................ 697 676,620
3.45%,  03/15/29 ................. 912 872,599
2.63%,  04/01/30 ................. 1,482 1,334,964
1.70%,  05/28/30 ................. 1,315 1,125,214
1.75%,  08/18/31 ................. 1,286 1,065,850
4.00%,  12/15/36 ................. 1,024 916,732
4.10%,  09/15/38 ................. 690 603,435
3.90%,  03/15/39 ................. 790 670,471
7.20%,  03/15/39 ................. 2,374 2,770,209
2.55%,  05/28/40 ................. 1,144 796,518
5.60%,  09/15/40 ................. 687 692,550
4.30%,  06/15/43 ................. 963 821,683
4.40%,  05/15/44 ................. 1,191 1,035,135
4.13%,  12/15/46 ................. 1,435 1,167,852
4.20%,  09/15/48 ................. 1,234 1,002,400
4.00%,  03/15/49 ................. 926 726,153
2.70%,  05/28/50 ................. 758 465,995
Pharmacia LLC, 6.60%,  12/01/28 ........ 613 651,798
Roche Holdings, Inc.
(d)
0.99%,  03/05/26 ................. 880 848,272
2.63%,  05/15/26 ................. 705 689,542
5.27%,  11/13/26 ................. 1,284 1,302,202
2.38%,  01/28/27 ................. 1,415 1,359,171
2.31%,  03/10/27 ................. 1,410 1,352,022
3.63%,  09/17/28 ................. 1,279 1,235,770
5.34%,  11/13/28 ................. 1,455 1,489,753
1.93%,  12/13/28 ................. 975 883,212
4.79%,  03/08/29 ................. 610 612,504
4.20%,  09/09/29 ................. 650 638,756
5.49%,  11/13/30 ................. 1,475 1,521,525
4.91%,  03/08/31 ................. 685 685,047
2.08%,  12/13/31 ................. 1,995 1,667,896
5.59%,  11/13/33 ................. 1,366 1,412,857
4.99%,  03/08/34 ................. 1,225 1,216,165
4.59%,  09/09/34 ................. 600 576,331
7.00%,  03/01/39 ................. 765 886,189
4.00%,  11/28/44 ................. 685 562,008
2.61%,  12/13/51 ................. 1,795 1,067,282
5.22%,  03/08/54 ................. 915 873,526
Royalty Pharma plc
1.75%,  09/02/27 ................. 1,247 1,152,857
5.15%,  09/02/29 ................. 445 444,348
2.20%,  09/02/30 ................. 905 773,204
2.15%,  09/02/31 ................. 570 469,849
5.40%,  09/02/34 ................. 590 576,241
3.30%,  09/02/40 ................. 1,075 784,294
3.55%,  09/02/50 ................. 1,030 685,789
3.35%,  09/02/51 ................. 665 421,441
5.90%,  09/02/54 ................. 455 432,346
Sanofi SA, 3.63%,  06/19/28 ........... 866 841,220
Shire Acquisitions Investments Ireland DAC,
3.20%,  09/23/26 ................ 541 529,852
Takeda Pharmaceutical Co. Ltd.
5.00%,  11/26/28 ................. 2,153 2,165,478
2.05%,  03/31/30 ................. 1,973 1,711,082
5.30%,  07/05/34 ................. 1,000 995,721
3.03%,  07/09/40 ................. 1,711 1,251,615
5.65%,  07/05/44 ................. 425 419,599
3.18%,  07/09/50 ................. 1,988 1,291,830
5.65%,  07/05/54 ................. 705 678,752
3.38%,  07/09/60 ................. 810 508,534
5.80%,  07/05/64 ................. 500 483,244
Teva Pharmaceutical Finance Co. LLC,
6.15%,  02/01/36 ................ 900 899,984
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
BV
3.15%,  10/01/26 ................. USD 2,765 $ 2,678,943
4.75%,  05/09/27 ................. 815 800,842
6.75%,  03/01/28 ................. 1,400 1,439,389
5.13%,  05/09/29
(e)
................ 615 602,383
7.88%,  09/15/29 ................. 600 648,262
8.13%,  09/15/31 ................. 900 1,006,945
4.10%,  10/01/46 ................. 1,813 1,324,579
Utah Acquisition Sub, Inc.
3.95%,  06/15/26 ................. 1,768 1,742,889
5.25%,  06/15/46 ................. 935 784,543
Viatris, Inc.
2.30%,  06/22/27 ................. 980 921,662
2.70%,  06/22/30 ................. 1,356 1,181,365
3.85%,  06/22/40 ................. 1,313 984,112
4.00%,  06/22/50 ................. 1,989 1,348,347
Wyeth LLC
6.50%,  02/01/34 ................. 976 1,064,728
6.00%,  02/15/36 ................. 577 609,082
5.95%,  04/01/37 ................. 1,941 2,033,465
Zoetis, Inc.
3.00%,  09/12/27 ................. 623 597,764
3.90%,  08/20/28 ................. 321 312,198
2.00%,  05/15/30 ................. 1,264 1,093,080
5.60%,  11/16/32 ................. 645 665,276
4.70%,  02/01/43 ................. 1,299 1,160,675
3.95%,  09/12/47 ................. 550 425,052
4.45%,  08/20/48 ................. 180 150,174
3.00%,  05/15/50 ................. 650 419,584
282,502,781
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%,  08/01/32
(d)
. 960 973,290
AMN Healthcare, Inc.
(d)
4.63%,  10/01/27 ................. 495 479,350
4.00%,  04/15/29
(e)
................ 340 309,484
Automatic Data Processing, Inc.
1.70%,  05/15/28 ................. 1,230 1,126,652
1.25%,  09/01/30 ................. 1,100 912,868
4.45%,  09/09/34 ................. 525 501,008
Broadridge Financial Solutions, Inc.
3.40%,  06/27/26 ................. 460 450,973
2.90%,  12/01/29 ................. 1,001 907,745
2.60%,  05/01/31 ................. 830 712,908
Concentrix Corp.
6.65%,  08/02/26 ................. 850 868,032
6.60%,  08/02/28
(e)
................ 965 998,604
6.85%,  08/02/33
(e)
................ 645 659,604
CoreLogic, Inc., 4.50%,  05/01/28
(d)
....... 740 692,139
Dun & Bradstreet Corp. (The),
5.00%,  12/15/29
(d)
............... 463 450,418
Equifax, Inc.
5.10%,  12/15/27 ................. 1,000 1,007,333
5.10%,  06/01/28 ................. 790 794,994
4.80%,  09/15/29 ................. 705 698,372
3.10%,  05/15/30 ................. 553 502,458
2.35%,  09/15/31 ................. 1,161 975,122
Experian Finance plc
(d)
4.25%,  02/01/29 ................. 560 546,064
2.75%,  03/08/30 ................. 990 890,496
Jacobs Engineering Group, Inc.
6.35%,  08/18/28 ................. 825 859,181
5.90%,  03/01/33 ................. 765 778,662
KBR, Inc., 4.75%,  09/30/28
(d)
.......... 255 242,150

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Korn Ferry, 4.63%,  12/15/27
(d)
.......... USD 405 $ 394,974
Science Applications International Corp.,
4.88%,  04/01/28
(d)
............... 410 397,187
Thomson Reuters Corp.
3.35%,  05/15/26 ................. 578 568,740
5.50%,  08/15/35 ................. 434 435,381
5.85%,  04/15/40 ................. 590 597,914
5.65%,  11/23/43 ................. 390 378,100
TriNet Group, Inc.
(d)
3.50%,  03/01/29 ................. 490 450,715
7.13%,  08/15/31 ................. 410 421,833
UL Solutions, Inc., 6.50%,  10/20/28
(d)
..... 430 447,068
Verisk Analytics, Inc.
4.13%,  03/15/29 ................. 1,037 1,006,094
5.75%,  04/01/33 ................. 590 608,144
5.25%,  06/05/34 ................. 445 440,233
5.50%,  06/15/45 ................. 404 380,922
3.63%,  05/15/50 ................. 550 382,801
VT Topco, Inc., 8.50%,  08/15/30
(d)
....... 495 524,882
24,772,895
Real Estate Management & Development — 0.1%
Aldar Investment Properties Sukuk Ltd.
(f)
4.88%,  05/24/33 ................. 600 579,849
5.50%,  05/16/34 ................. 600 603,612
Aldar Sukuk No. 2 Ltd., 3.88%,  10/22/29
(f)
.. 400 376,174
Alpha Star Holding VIII Ltd., 8.38%,  04/12/27
(f)
600 618,055
Anywhere Real Estate Group LLC
(d)(e)
5.75%,  01/15/29 ................. 574 465,577
5.25%,  04/15/30 ................. 462 357,493
7.00%,  04/15/30 ................. 625 574,347
Arabian Centres Sukuk II Ltd.,
5.63%,  10/07/26
(f)
................ 800 759,153
Arabian Centres Sukuk III Ltd.,
9.50%,  03/06/29
(f)
................ 600 602,730
Arada Sukuk 2 Ltd., 8.00%,  06/24/29
(f)
..... 400 412,664
Arada Sukuk Ltd., 8.13%,  06/08/27
(f)
...... 600 620,069
Aroundtown SA, 5.38%,  03/21/29
(f)
....... 1,000 960,506
Binghatti Sukuk SPC Ltd., 9.63%,  02/28/27
(f)
. 400 389,710
CBRE Services, Inc.
4.88%,  03/01/26 ................. 844 844,617
5.50%,  04/01/29 ................. 290 294,914
2.50%,  04/01/31
(e)
................ 708 602,965
5.95%,  08/15/34 ................. 1,045 1,074,287
China Overseas Finance Cayman III Ltd.,
6.38%,  10/29/43
(f)
................ 600 605,857
China Overseas Finance Cayman V Ltd., Series
B, 5.35%,  11/15/42
(f)
.............. 200 180,287
China Overseas Finance Cayman VI Ltd.,
6.45%,  06/11/34
(f)
................ 600 628,154
China Overseas Finance Cayman VII Ltd.,
4.75%,  04/26/28
(f)
................ 600 590,223
China Overseas Finance Cayman VIII Ltd.
(f)
3.45%,  07/15/29 ................. 250 230,839
2.75%,  03/02/30 ................. 1,000 882,185
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%,  02/09/26
(f)
....... 600 570,054
China Resources Land Ltd., 4.13%,  02/26/29
(f)
200 189,941
CK Property Finance MTN Ltd.,
1.38%,  06/30/26
(f)
................ 400 380,512
Corp. Inmobiliaria Vesta SAB de CV,
3.63%,  05/13/31
(f)
................ 400 344,102
CoStar Group, Inc., 2.80%,  07/15/30
(d)
..... 997 873,870
Cushman & Wakefield US Borrower LLC
(d)
6.75%,  05/15/28 ................. 648 653,358
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
8.88%,  09/01/31
(e)
................ USD 385 $ 414,991
Dar Al-Arkan Sukuk Co. Ltd., 8.00%,  02/25/29
(f)
600 619,725
Emaar Sukuk Ltd.
(f)
3.64%,  09/15/26 ................. 800 780,391
3.88%,  09/17/29 ................. 700 659,932
3.70%,  07/06/31 ................. 400 365,419
Esic Sukuk Ltd., 5.83%,  02/14/29
(f)
....... 800 807,962
Five Point Operating Co. LP,
10.50%,  01/15/28
(d)
............... 527 538,002
Forestar Group, Inc.
(d)
3.85%,  05/15/26 ................. 403 393,924
5.00%,  03/01/28 ................. 310 300,194
Franshion Brilliant Ltd.
(f)
3.20%,  04/09/26 ................. 400 380,261
4.25%,  07/23/29 ................. 600 504,183
GAIF Bond Issuer Pty. Ltd., 3.40%,  09/30/26
(d)
705 687,629
GLP China Holdings Ltd., 2.95%,  03/29/26
(f)
. 800 703,289
Goodman HK Finance, 3.00%,  07/22/30
(f)
... 235 208,247
Greystar Real Estate Partners LLC,
7.75%,  09/01/30
(d)
............... 410 434,319
Hongkong Land Finance Cayman Islands Co.
Ltd. (The)
(f)
2.88%,  05/27/30 ................. 600 537,365
2.25%,  07/15/31 ................. 800 666,948
5.25%,  07/14/33 ................. 400 392,524
Howard Hughes Corp. (The)
(d)
5.38%,  08/01/28 ................. 740 718,881
4.13%,  02/01/29 ................. 655 601,826
4.38%,  02/01/31 ................. 645 576,596
Hunt Cos., Inc., 5.25%,  04/15/29
(d)
....... 625 599,303
Hysan MTN Ltd.
(f)
2.88%,  06/02/27 ................. 400 377,604
2.82%,  09/04/29 ................. 600 528,529
IFC Development Corporate Treasury Ltd.,
3.63%,  04/17/29
(f)
................ 400 377,085
Jones Lang LaSalle, Inc., 6.88%,  12/01/28 .. 850 900,802
Kennedy-Wilson, Inc.
4.75%,  03/01/29 ................. 600 553,867
4.75%,  02/01/30 ................. 590 530,894
5.00%,  03/01/31 ................. 580 513,801
Longfor Group Holdings Ltd.
(f)
4.50%,  01/16/28 ................. 600 480,147
3.95%,  09/16/29 ................. 600 443,376
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.89%), 7.88%
(f)(h)(j)
......... 600 616,023
MAF Sukuk Ltd.
(f)
4.64%,  05/14/29 ................. 600 584,034
3.93%,  02/28/30 ................. 600 563,444
5.00%,  06/01/33 ................. 400 390,450
Mirvac Group Finance Ltd., 3.63%,  03/18/27
(f)
200 194,012
Mitsui Fudosan Co. Ltd., 3.95%,  01/24/29
(d)
. 300 288,250
Nan Fung Treasury Ltd.
(f)
3.88%,  10/03/27 ................. 200 190,681
5.00%,  09/05/28 ................. 600 582,325
3.63%,  08/27/30 ................. 600 527,321
Newmark Group, Inc., 7.50%,  01/12/29 .... 480 504,361
Ontario Teachers' Cadillac Fairview Properties
Trust
(d)
3.88%,  03/20/27 ................. 1,255 1,226,158
4.13%,  02/01/29 ................. 1,346 1,294,848
2.50%,  10/15/31 ................. 1,110 929,747
Sinochem Offshore Capital Co. Ltd.
(f)
1.50%,  09/23/26 ................. 600 568,389
2.25%,  11/24/26 ................. 600 572,896

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
2.38%,  09/23/31 ................. USD 800 $ 673,205
Sinochem Overseas Capital Co. Ltd.,
6.30%,  11/12/40
(d)(e)
............... 400 428,969
Sun Hung Kai Properties Capital Market Ltd.
(f)
3.75%,  02/25/29 ................. 200 190,328
2.88%,  01/21/30 ................. 1,000 904,185
2.75%,  05/13/30 ................. 400 357,115
Swire Pacific Mtn Financing HK Ltd.,
2.88%,  01/30/30
(f)
................ 400 363,252
Swire Pacific MTN Financing HK Ltd.,
5.13%,  07/05/29
(f)
................ 600 605,276
Swire Properties MTN Financing Ltd.,
3.50%,  01/10/28
(f)
................ 200 191,949
Vanke Real Estate Hong Kong Co. Ltd.,
3.98%,  11/09/27
(f)
................ 1,000 638,737
Wharf REIC Finance BVI Ltd.
(f)
3.50%,  01/17/28 ................. 250 239,101
2.88%,  05/07/30 ................. 600 535,856
Yan Gang Ltd., 1.90%,  03/23/26
(f)
........ 400 384,478
Yanlord Land HK Co. Ltd., 5.13%,  05/20/26
(f)
. 600 568,859
Zhongliang Holdings Group Co. Ltd.,
0.00%,  07/01/27
(f)
................ 1,000 66,534
48,044,903
Residential REITs — 0.1%
American Homes 4 Rent LP
4.25%,  02/15/28 ................. 685 670,217
4.90%,  02/15/29 ................. 385 382,503
2.38%,  07/15/31 ................. 545 459,929
3.63%,  04/15/32 ................. 145 129,845
5.50%,  02/01/34 ................. 635 630,102
5.50%,  07/15/34 ................. 500 494,418
5.25%,  03/15/35 ................. 175 169,658
3.38%,  07/15/51 ................. 430 282,380
4.30%,  04/15/52 ................. 255 198,128
AvalonBay Communities, Inc.
2.95%,  05/11/26 ................. 325 317,992
2.90%,  10/15/26 ................. 251 243,785
3.35%,  05/15/27 ................. 529 514,167
3.20%,  01/15/28 ................. 328 314,841
1.90%,  12/01/28 ................. 940 844,023
3.30%,  06/01/29 ................. 292 274,528
2.30%,  03/01/30 ................. 352 310,442
2.45%,  01/15/31 ................. 863 751,633
2.05%,  01/15/32 ................. 720 597,037
5.00%,  02/15/33 ................. 205 201,761
5.30%,  12/07/33 ................. 655 656,458
5.35%,  06/01/34 ................. 165 165,985
3.90%,  10/15/46 ................. 260 202,256
4.15%,  07/01/47 ................. 210 168,419
4.35%,  04/15/48 ................. 231 191,056
Camden Property Trust
5.85%,  11/03/26 ................. 775 790,844
4.10%,  10/15/28 ................. 297 289,373
3.15%,  07/01/29 ................. 540 502,941
2.80%,  05/15/30 ................. 767 690,325
4.90%,  01/15/34 ................. 590 573,018
3.35%,  11/01/49 ................. 220 150,632
ERP Operating LP
2.85%,  11/01/26 ................. 684 663,942
3.25%,  08/01/27 ................. 385 371,672
3.50%,  03/01/28 ................. 337 325,104
4.15%,  12/01/28 ................. 1,068 1,043,882
3.00%,  07/01/29 ................. 825 762,377
2.50%,  02/15/30 ................. 951 847,188
Security
Par (000)
Par (000) Value
Residential REITs (continued)
1.85%,  08/01/31 ................. USD 330 $ 273,420
4.65%,  09/15/34 ................. 360 341,229
4.50%,  07/01/44 ................. 598 513,729
4.50%,  06/01/45 ................. 370 313,475
4.00%,  08/01/47 ................. 268 207,911
Essential Properties LP, 2.95%,  07/15/31 ... 617 526,758
Essex Portfolio LP
3.38%,  04/15/26 ................. 250 246,031
3.63%,  05/01/27
(e)
................ 445 434,064
1.70%,  03/01/28 ................. 493 447,884
4.00%,  03/01/29 ................. 540 520,708
3.00%,  01/15/30 ................. 385 350,349
1.65%,  01/15/31 ................. 457 375,532
2.55%,  06/15/31 ................. 485 415,378
2.65%,  03/15/32 ................. 654 553,393
5.50%,  04/01/34 ................. 460 461,121
4.50%,  03/15/48 ................. 285 235,624
2.65%,  09/01/50 ................. 115 65,555
Invitation Homes Operating Partnership LP
2.30%,  11/15/28 ................. 675 612,281
5.45%,  08/15/30 ................. 425 431,134
2.00%,  08/15/31 ................. 230 188,170
4.15%,  04/15/32 ................. 685 632,337
5.50%,  08/15/33 ................. 410 407,948
2.70%,  01/15/34 ................. 410 327,115
4.88%,  02/01/35 ................. 155 146,759
Mid-America Apartments LP
1.10%,  09/15/26 ................. 395 373,259
3.60%,  06/01/27 ................. 344 335,545
4.20%,  06/15/28 ................. 892 874,260
3.95%,  03/15/29 ................. 525 506,280
2.75%,  03/15/30 ................. 333 299,073
1.70%,  02/15/31 ................. 655 542,106
5.30%,  02/15/32 ................. 285 285,964
5.00%,  03/15/34 ................. 175 170,399
4.95%,  03/01/35 ................. 110 106,013
2.88%,  09/15/51 ................. 120 74,535
Sun Communities Operating LP
2.30%,  11/01/28 ................. 480 434,949
5.50%,  01/15/29 ................. 405 408,827
2.70%,  07/15/31 ................. 850 718,479
4.20%,  04/15/32 ................. 524 478,563
5.70%,  01/15/33 ................. 430 428,671
Tanger Properties LP
3.13%,  09/01/26 ................. 354 343,943
3.88%,  07/15/27 ................. 240 233,565
2.75%,  09/01/31 ................. 380 322,602
UDR, Inc.
2.95%,  09/01/26 ................. 337 327,365
3.50%,  07/01/27 ................. 220 213,760
3.50%,  01/15/28 ................. 250 239,915
4.40%,  01/26/29 ................. 675 658,081
3.20%,  01/15/30 ................. 665 610,417
3.00%,  08/15/31 ................. 910 802,566
2.10%,  08/01/32 ................. 545 434,172
1.90%,  03/15/33 ................. 215 165,336
2.10%,  06/15/33 ................. 230 177,489
5.13%,  09/01/34 ................. 390 377,343
3.10%,  11/01/34 ................. 445 362,725
36,516,968
Retail REITs — 0.1%
Agree LP
2.00%,  06/15/28 ................. 915 833,693
2.90%,  10/01/30 ................. 241 214,083

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
4.80%,  10/01/32 ................. USD 405 $ 390,211
2.60%,  06/15/33 ................. 475 382,030
5.63%,  06/15/34 ................. 375 376,347
Brixmor Operating Partnership LP
4.13%,  06/15/26 ................. 415 411,302
3.90%,  03/15/27 ................. 570 557,910
2.25%,  04/01/28 ................. 255 234,049
4.13%,  05/15/29 ................. 750 720,709
4.05%,  07/01/30 ................. 944 891,839
2.50%,  08/16/31 ................. 360 303,241
5.50%,  02/15/34 ................. 460 457,807
5.75%,  02/15/35 ................. 265 267,013
Brookfield Property REIT, Inc.
(d)
5.75%,  05/15/26 ................. 825 818,218
4.50%,  04/01/27 ................. 747 718,212
CMT MTN Pte. Ltd., 3.61%,  04/04/29
(f)
.... 200 189,947
Federal Realty OP LP
1.25%,  02/15/26 ................. 301 290,645
3.25%,  07/15/27 ................. 575 554,933
5.38%,  05/01/28 ................. 350 354,395
3.20%,  06/15/29 ................. 115 106,463
3.50%,  06/01/30 ................. 760 700,937
4.50%,  12/01/44 ................. 386 323,482
Kimco Realty OP LLC
2.80%,  10/01/26 ................. 508 493,084
3.80%,  04/01/27 ................. 585 574,222
1.90%,  03/01/28 ................. 360 329,786
2.70%,  10/01/30 ................. 575 510,994
2.25%,  12/01/31 ................. 250 208,380
3.20%,  04/01/32 ................. 785 689,473
4.60%,  02/01/33 ................. 500 475,822
6.40%,  03/01/34 ................. 475 504,805
4.85%,  03/01/35
(e)
................ 185 175,747
4.25%,  04/01/45 ................. 460 372,143
4.13%,  12/01/46 ................. 252 197,421
4.45%,  09/01/47 ................. 305 249,792
3.70%,  10/01/49 ................. 280 201,903
Kite Realty Group LP
4.00%,  10/01/26 ................. 250 246,979
4.95%,  12/15/31 ................. 85 82,783
5.50%,  03/01/34 ................. 295 292,748
Kite Realty Group Trust, 4.75%,  09/15/30 ... 228 222,423
Link Finance Cayman 2009 Ltd. (The)
(f)
2.88%,  07/21/26 ................. 600 583,242
2.75%,  01/19/32 ................. 600 508,598
NNN REIT, Inc.
3.60%,  12/15/26 ................. 472 463,813
3.50%,  10/15/27 ................. 555 537,506
4.30%,  10/15/28 ................. 230 224,951
2.50%,  04/15/30 ................. 502 440,961
5.60%,  10/15/33 ................. 540 543,344
5.50%,  06/15/34 ................. 470 468,445
4.80%,  10/15/48 ................. 323 273,776
3.10%,  04/15/50 ................. 195 122,561
3.50%,  04/15/51 ................. 500 338,048
3.00%,  04/15/52 ................. 520 314,281
Phillips Edison Grocery Center Operating
Partnership I LP
2.63%,  11/15/31 ................. 455 383,687
5.75%,  07/15/34 ................. 455 456,184
4.95%,  01/15/35 ................. 130 122,589
Realty Income Corp.
0.75%,  03/15/26 ................. 306 293,097
4.88%,  06/01/26 ................. 468 469,027
4.13%,  10/15/26 ................. 580 575,072
Security
Par (000)
Par (000) Value
Retail REITs (continued)
3.00%,  01/15/27 ................. USD 721 $ 698,473
3.95%,  08/15/27 ................. 760 747,626
3.40%,  01/15/28 ................. 704 678,019
3.65%,  01/15/28 ................. 620 601,207
2.10%,  03/15/28 ................. 275 253,452
2.20%,  06/15/28 ................. 673 617,407
4.70%,  12/15/28 ................. 435 432,410
4.75%,  02/15/29 ................. 555 551,384
3.25%,  06/15/29 ................. 490 458,169
4.00%,  07/15/29 ................. 470 452,924
3.10%,  12/15/29 ................. 510 469,636
3.40%,  01/15/30 ................. 280 260,133
4.85%,  03/15/30 ................. 165 164,088
3.25%,  01/15/31 ................. 1,190 1,078,167
3.20%,  02/15/31 ................. 145 130,637
2.70%,  02/15/32 ................. 280 237,987
5.63%,  10/13/32 ................. 775 790,623
2.85%,  12/15/32 ................. 480 405,791
1.80%,  03/15/33 ................. 485 372,763
4.90%,  07/15/33 ................. 555 536,878
5.13%,  02/15/34 ................. 975 956,769
4.65%,  03/15/47 ................. 488 420,735
5.38%,  09/01/54 ................. 405 382,452
Regency Centers LP
3.60%,  02/01/27 ................. 610 596,674
4.13%,  03/15/28 ................. 500 489,423
2.95%,  09/15/29 ................. 460 421,934
3.70%,  06/15/30 ................. 215 201,584
5.25%,  01/15/34 ................. 600 592,176
5.10%,  01/15/35 ................. 160 155,954
4.40%,  02/01/47 ................. 230 188,902
4.65%,  03/15/49 ................. 300 253,322
Retail Opportunity Investments Partnership LP,
6.75%,  10/15/28 ................ 305 323,898
Scentre Group Trust 1
(d)
3.75%,  03/23/27 ................. 480 467,902
4.38%,  05/28/30 ................. 1,365 1,320,331
Scentre Group Trust 2
(d)(h)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.38%),
4.75%,  09/24/80 ................ 647 639,687
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.69%),
5.13%,  09/24/80 ................ 810 789,021
WEA Finance LLC
(d)
2.88%,  01/15/27 ................. 695 663,540
4.13%,  09/20/28 ................. 590 564,615
3.50%,  06/15/29
(e)
................ 520 481,411
4.75%,  09/17/44 ................. 374 302,743
4.63%,  09/20/48
(e)
................ 455 359,035
43,555,035
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
3.92%,  06/01/32 ................. 395 367,855
4.39%,  06/01/52 ................. 730 608,786
Amkor Technology, Inc., 6.63%,  09/15/27
(d)
.. 520 520,331
ams-OSRAM AG, 12.25%,  03/30/29
(d)(e)
.... 410 406,048
Analog Devices, Inc.
3.50%,  12/05/26 ................. 1,050 1,032,180
3.45%,  06/15/27 ................. 565 551,761
1.70%,  10/01/28 ................. 815 734,735
2.10%,  10/01/31 ................. 768 647,489
5.05%,  04/01/34 ................. 515 513,527
2.80%,  10/01/41 ................. 545 386,640

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.30%,  12/15/45 ................. USD 310 $ 298,153
2.95%,  10/01/51 ................. 1,625 1,031,930
5.30%,  04/01/54 ................. 460 439,968
Applied Materials, Inc.
3.30%,  04/01/27 ................. 1,514 1,481,060
4.80%,  06/15/29 ................. 700 703,736
1.75%,  06/01/30 ................. 870 747,000
5.10%,  10/01/35 ................. 822 822,167
5.85%,  06/15/41 ................. 666 691,369
4.35%,  04/01/47 ................. 1,046 885,517
2.75%,  06/01/50 ................. 882 550,391
Broadcom Corp.
3.88%,  01/15/27 ................. 2,349 2,313,162
3.50%,  01/15/28 ................. 1,250 1,207,233
Broadcom, Inc.
3.46%,  09/15/26 ................. 743 729,546
5.05%,  07/12/27 ................. 1,605 1,618,109
1.95%,  02/15/28
(d)
................ 979 900,382
4.15%,  02/15/28 ................. 920 903,843
4.80%,  04/15/28 ................. 575 575,838
4.11%,  09/15/28 ................. 920 899,080
4.00%,  04/15/29
(d)
................ 1,080 1,041,709
4.75%,  04/15/29 ................. 931 924,775
5.05%,  07/12/29 ................. 1,115 1,119,591
4.35%,  02/15/30 ................. 1,035 1,005,693
5.00%,  04/15/30 ................. 140 140,123
5.05%,  04/15/30 ................. 575 576,797
4.15%,  11/15/30 ................. 1,646 1,572,857
2.45%,  02/15/31
(d)
................ 2,395 2,068,712
5.15%,  11/15/31 ................. 2,095 2,100,633
4.55%,  02/15/32 ................. 1,075 1,033,731
4.15%,  04/15/32
(d)
................ 1,185 1,108,617
5.20%,  04/15/32 ................. 575 575,269
4.30%,  11/15/32 ................. 1,674 1,573,825
2.60%,  02/15/33
(d)
................ 1,750 1,440,815
3.42%,  04/15/33
(d)
................ 2,226 1,943,432
3.47%,  04/15/34
(d)
................ 3,130 2,704,864
4.80%,  10/15/34 ................. 1,615 1,546,015
3.14%,  11/15/35
(d)
................ 3,120 2,537,829
3.19%,  11/15/36
(d)
................ 2,845 2,278,586
4.93%,  05/15/37
(d)
................ 2,630 2,485,899
3.50%,  02/15/41
(d)
................ 2,919 2,252,813
3.75%,  02/15/51
(d)
................ 1,818 1,334,336
Entegris, Inc.
(d)
4.38%,  04/15/28 ................. 405 390,813
4.75%,  04/15/29 ................. 1,100 1,061,284
3.63%,  05/01/29 ................. 410 377,413
5.95%,  06/15/30 ................. 833 829,696
Foundry JV Holdco LLC
(d)
5.90%,  01/25/30 ................. 310 316,956
6.15%,  01/25/32 ................. 660 673,805
5.88%,  01/25/34 ................. 1,045 1,038,275
6.25%,  01/25/35 ................. 1,375 1,401,336
6.40%,  01/25/38 ................. 425 433,259
Intel Corp.
4.88%,  02/10/26 ................. 1,543 1,545,018
2.60%,  05/19/26 ................. 873 848,790
3.75%,  03/25/27 ................. 1,145 1,118,101
3.15%,  05/11/27 ................. 1,435 1,381,806
3.75%,  08/05/27 ................. 780 758,712
4.88%,  02/10/28 ................. 1,775 1,768,274
1.60%,  08/12/28 ................. 840 745,758
4.00%,  08/05/29 ................. 555 531,007
2.45%,  11/15/29 ................. 1,989 1,759,522
5.13%,  02/10/30
(e)
................ 1,330 1,325,918
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.90%,  03/25/30 ................. USD 1,379 $ 1,296,600
5.00%,  02/21/31
(e)
................ 775 766,507
2.00%,  08/12/31 ................. 1,014 826,150
4.15%,  08/05/32 ................. 955 873,930
4.00%,  12/15/32 ................. 711 641,793
5.20%,  02/10/33
(e)
................ 2,065 2,008,324
5.15%,  02/21/34
(e)
................ 830 799,114
4.60%,  03/25/40 ................. 830 692,002
2.80%,  08/12/41 ................. 950 605,897
4.80%,  10/01/41 ................. 835 699,932
4.25%,  12/15/42 ................. 957 734,774
5.63%,  02/10/43 ................. 940 863,683
4.90%,  07/29/45 ................. 760 621,187
4.10%,  05/19/46 ................. 1,290 927,535
4.10%,  05/11/47 ................. 1,118 792,788
3.73%,  12/08/47 ................. 1,971 1,321,178
3.25%,  11/15/49 ................. 2,088 1,262,603
4.75%,  03/25/50 ................. 2,095 1,629,161
3.05%,  08/12/51 ................. 1,233 704,155
4.90%,  08/05/52
(e)
................ 1,125 888,974
5.70%,  02/10/53 ................. 1,860 1,656,371
5.60%,  02/21/54 ................. 545 479,197
3.10%,  02/15/60 ................. 1,055 559,862
4.95%,  03/25/60 ................. 1,025 804,715
3.20%,  08/12/61 ................. 815 445,419
5.05%,  08/05/62 ................. 920 720,263
5.90%,  02/10/63 ................. 1,210 1,085,562
KLA Corp.
4.10%,  03/15/29 ................. 1,019 994,767
4.65%,  07/15/32 ................. 715 701,521
4.70%,  02/01/34 ................. 325 314,393
5.00%,  03/15/49 ................. 571 518,512
3.30%,  03/01/50 ................. 800 553,627
4.95%,  07/15/52 ................. 1,455 1,314,145
5.25%,  07/15/62 ................. 815 759,488
Lam Research Corp.
3.75%,  03/15/26 ................. 623 618,286
4.00%,  03/15/29 ................. 1,250 1,218,755
1.90%,  06/15/30 ................. 1,063 916,072
4.88%,  03/15/49 ................. 741 664,977
2.88%,  06/15/50 ................. 724 458,880
3.13%,  06/15/60 ................. 740 452,337
Marvell Technology, Inc.
1.65%,  04/15/26 ................. 449 432,207
2.45%,  04/15/28 ................. 671 622,655
4.88%,  06/22/28 ................. 659 657,545
5.75%,  02/15/29 ................. 735 752,616
2.95%,  04/15/31 ................. 627 551,945
5.95%,  09/15/33 ................. 420 433,500
Microchip Technology, Inc.
4.90%,  03/15/28 ................. 665 663,924
5.05%,  03/15/29 ................. 555 553,864
5.05%,  02/15/30 ................. 520 516,357
Micron Technology, Inc.
4.98%,  02/06/26 ................. 579 580,574
4.19%,  02/15/27 ................. 870 858,862
5.38%,  04/15/28 ................. 670 678,339
5.33%,  02/06/29 ................. 801 806,255
6.75%,  11/01/29 ................. 1,255 1,336,357
4.66%,  02/15/30 ................. 1,077 1,051,740
5.30%,  01/15/31 ................. 920 918,932
2.70%,  04/15/32 ................. 940 787,734
5.88%,  02/09/33 ................. 620 634,050
5.88%,  09/15/33
(e)
................ 825 843,687
5.80%,  01/15/35 ................. 250 252,176

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.37%,  11/01/41 ................. USD 700 $ 510,353
3.48%,  11/01/51 ................. 520 347,818
NVIDIA Corp.
3.20%,  09/16/26 ................. 1,165 1,144,030
1.55%,  06/15/28 ................. 1,180 1,074,787
2.85%,  04/01/30 ................. 1,602 1,469,863
2.00%,  06/15/31 ................. 1,414 1,206,339
3.50%,  04/01/40 ................. 999 818,623
3.50%,  04/01/50 ................. 1,713 1,266,757
3.70%,  04/01/60 ................. 820 599,274
NXP BV
5.35%,  03/01/26 ................. 618 621,067
3.88%,  06/18/26 ................. 815 805,717
3.15%,  05/01/27 ................. 954 920,315
4.40%,  06/01/27 ................. 265 262,528
5.55%,  12/01/28 ................. 687 699,857
4.30%,  06/18/29 ................. 1,128 1,096,217
3.40%,  05/01/30 ................. 977 901,679
2.50%,  05/11/31 ................. 1,090 934,021
2.65%,  02/15/32 ................. 840 709,203
5.00%,  01/15/33 ................. 660 644,220
3.25%,  05/11/41 ................. 895 652,585
3.13%,  02/15/42 ................. 605 423,843
3.25%,  11/30/51 ................. 640 414,496
ON Semiconductor Corp., 3.88%,  09/01/28
(d)
. 675 637,290
Qorvo, Inc.
4.38%,  10/15/29 ................. 947 895,095
3.38%,  04/01/31
(d)
................ 765 660,014
QUALCOMM, Inc.
3.25%,  05/20/27 ................. 1,513 1,473,713
1.30%,  05/20/28 ................. 1,363 1,230,533
2.15%,  05/20/30 ................. 1,308 1,150,050
1.65%,  05/20/32 ................. 756 603,969
4.25%,  05/20/32 ................. 710 681,236
5.40%,  05/20/33 ................. 755 777,216
4.65%,  05/20/35 ................. 970 936,409
4.80%,  05/20/45 ................. 1,390 1,252,913
4.30%,  05/20/47 ................. 1,590 1,314,431
3.25%,  05/20/50 ................. 960 653,609
4.50%,  05/20/52 ................. 1,080 907,393
6.00%,  05/20/53 ................. 1,055 1,099,913
Renesas Electronics Corp., 2.17%,  11/25/26
(d)
925 879,962
SK Hynix, Inc.
(e)(f)
6.38%,  01/17/28 ................. 1,900 1,964,931
5.50%,  01/16/29 ................. 800 809,651
2.38%,  01/19/31 ................. 1,000 847,386
6.50%,  01/17/33 ................. 700 739,728
Skyworks Solutions, Inc.
1.80%,  06/01/26 ................. 555 531,482
3.00%,  06/01/31 ................. 585 504,636
Synaptics, Inc., 4.00%,  06/15/29
(d)(e)
...... 385 353,923
Texas Instruments, Inc.
1.13%,  09/15/26 ................. 490 465,413
4.60%,  02/08/27 ................. 575 577,558
2.90%,  11/03/27 ................. 1,170 1,123,768
4.60%,  02/15/28 ................. 1,067 1,069,557
4.60%,  02/08/29 ................. 440 439,693
2.25%,  09/04/29 ................. 1,004 904,359
1.75%,  05/04/30 ................. 942 809,851
1.90%,  09/15/31 ................. 675 566,033
3.65%,  08/16/32 ................. 645 593,225
4.90%,  03/14/33
(e)
................ 595 591,285
4.85%,  02/08/34 ................. 285 280,661
3.88%,  03/15/39 ................. 1,072 920,661
4.15%,  05/15/48 ................. 1,685 1,361,843
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
2.70%,  09/15/51 ................. USD 771 $ 465,775
4.10%,  08/16/52 ................. 545 430,363
5.00%,  03/14/53 ................. 780 711,591
5.15%,  02/08/54 ................. 305 285,232
5.05%,  05/18/63 ................. 870 779,678
TSMC Arizona Corp.
1.75%,  10/25/26 ................. 1,295 1,232,163
3.88%,  04/22/27 ................. 1,390 1,366,815
4.13%,  04/22/29 ................. 265 258,472
2.50%,  10/25/31 ................. 815 703,909
4.25%,  04/22/32
(e)
................ 655 629,328
3.13%,  10/25/41 ................. 2,010 1,540,938
3.25%,  10/25/51 ................. 1,010 725,553
4.50%,  04/22/52
(e)
................ 565 509,707
TSMC Global Ltd.
(f)
1.25%,  04/23/26 ................. 1,000 958,622
4.38%,  07/22/27 ................. 200 198,704
1.00%,  09/28/27 ................. 1,000 909,170
1.75%,  04/23/28 ................. 800 727,413
1.38%,  09/28/30 ................. 1,600 1,324,988
2.25%,  04/23/31 ................. 1,400 1,201,561
4.63%,  07/22/32 ................. 400 393,332
Xilinx, Inc., 2.38%,  06/01/30 ........... 1,051 928,297
186,781,848
Software — 0.6%
ACI Worldwide, Inc., 5.75%,  08/15/26
(d)
.... 395 395,152
Adobe, Inc.
2.15%,  02/01/27 ................. 959 918,145
4.85%,  04/04/27 ................. 622 627,679
4.80%,  04/04/29 ................. 505 507,898
2.30%,  02/01/30 ................. 1,651 1,474,434
4.95%,  04/04/34 ................. 520 516,514
AppLovin Corp.
5.13%,  12/01/29 ................. 825 823,414
5.38%,  12/01/31 ................. 320 321,347
5.50%,  12/01/34 ................. 620 616,400
5.95%,  12/01/54 ................. 200 195,875
AthenaHealth Group, Inc., 6.50%,  02/15/30
(d)
2,315 2,239,404
Atlassian Corp.
5.25%,  05/15/29 ................. 610 615,877
5.50%,  05/15/34 ................. 340 342,140
Autodesk, Inc.
3.50%,  06/15/27 ................. 835 811,766
2.85%,  01/15/30 ................. 897 815,314
2.40%,  12/15/31 ................. 475 401,294
Cadence Design Systems, Inc.
4.20%,  09/10/27 ................. 330 326,664
4.30%,  09/10/29 ................. 735 719,850
4.70%,  09/10/34 ................. 330 315,915
Camelot Finance SA, 4.50%,  11/01/26
(d)
.... 695 682,608
Capstone Borrower, Inc., 8.00%,  06/15/30
(d)
. 505 531,031
Castle US Holding Corp., 9.50%,  02/15/28
(d)
. 225 104,018
Central Parent LLC, 8.00%,  06/15/29
(d)
.... 725 702,056
Central Parent, Inc., 7.25%,  06/15/29
(d)
.... 720 684,259
Clarivate Science Holdings Corp.
(d)
3.88%,  07/01/28 ................. 890 837,623
4.88%,  07/01/29 ................. 905 848,783
Cloud Software Group, Inc.
(d)
6.50%,  03/31/29 ................. 4,005 3,937,543
9.00%,  09/30/29 ................. 3,775 3,866,107
8.25%,  06/30/32 ................. 1,740 1,807,928
Consensus Cloud Solutions, Inc.
(d)
6.00%,  10/15/26 ................. 270 269,475
6.50%,  10/15/28 ................. 410 414,788

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Constellation Software, Inc.
(d)
5.16%,  02/16/29 ................. USD 490 $ 493,629
5.46%,  02/16/34 ................. 465 466,391
Crowdstrike Holdings, Inc., 3.00%,  02/15/29 . 697 639,977
Dye & Durham Ltd., 8.63%,  04/15/29
(d)
.... 555 580,497
Elastic NV, 4.13%,  07/15/29
(d)
.......... 575 537,440
Ellucian Holdings, Inc., 6.50%,  12/01/29
(d)
.. 785 789,792
Fair Isaac Corp.
(d)
5.25%,  05/15/26 ................. 405 405,536
4.00%,  06/15/28 ................. 885 843,083
Fortinet, Inc.
1.00%,  03/15/26 ................. 658 632,342
2.20%,  03/15/31 ................. 567 481,934
Gen Digital, Inc.
(d)
6.75%,  09/30/27 ................. 890 905,006
7.13%,  09/30/30
(e)
................ 570 585,595
GoTo Group, Inc.
5.50%,  05/01/28
(d)
................ 695 465,252
Helios Software Holdings, Inc.
(d)
4.63%,  05/01/28 ................. 360 332,939
8.75%,  05/01/29 ................. 700 721,920
Intuit, Inc.
5.25%,  09/15/26 ................. 140 141,523
1.35%,  07/15/27 ................. 1,059 982,476
5.13%,  09/15/28 ................. 435 442,828
1.65%,  07/15/30 ................. 801 678,534
5.20%,  09/15/33 ................. 1,140 1,145,304
5.50%,  09/15/53 ................. 1,275 1,243,852
McAfee Corp., 7.38%,  02/15/30
(d)
........ 1,956 1,929,037
Microsoft Corp.
2.40%,  08/08/26 ................. 3,437 3,340,014
3.40%,  09/15/26 ................. 1,165 1,148,864
3.30%,  02/06/27 ................. 3,685 3,613,823
3.40%,  06/15/27 ................. 1,330 1,303,358
1.35%,  09/15/30 ................. 913 774,267
3.50%,  02/12/35 ................. 1,384 1,255,223
4.20%,  11/03/35 ................. 470 448,759
3.45%,  08/08/36 ................. 2,261 1,974,568
4.10%,  02/06/37 ................. 903 840,884
5.20%,  06/01/39 ................. 715 733,442
4.50%,  10/01/40 ................. 740 715,692
5.30%,  02/08/41 ................. 815 872,874
3.50%,  11/15/42 ................. 813 657,189
3.75%,  02/12/45 ................. 540 449,186
4.45%,  11/03/45 ................. 1,055 970,103
3.70%,  08/08/46 ................. 1,975 1,571,682
4.25%,  02/06/47 ................. 1,000 886,459
4.50%,  06/15/47 ................. 551 492,872
2.53%,  06/01/50 ................. 5,938 3,626,808
2.50%,  09/15/50 ................. 1,769 1,069,788
2.92%,  03/17/52 ................. 5,297 3,466,808
4.00%,  02/12/55 ................. 440 352,965
4.75%,  11/03/55 ................. —
(m)
91
3.95%,  08/08/56 ................. 390 310,382
4.50%,  02/06/57 ................. 1,010 899,383
2.68%,  06/01/60 ................. 3,269 1,894,340
3.04%,  03/17/62 ................. 1,719 1,081,867
NCR Voyix Corp.
(d)
5.00%,  10/01/28 ................. 640 616,695
5.13%,  04/15/29 ................. 361 344,359
Open Text Corp.
(d)
6.90%,  12/01/27 ................. 1,050 1,086,191
3.88%,  02/15/28 ................. 885 841,241
3.88%,  12/01/29 ................. 795 729,840
Security
Par (000)
Par (000) Value
Software (continued)
Open Text Holdings, Inc.
(d)
4.13%,  02/15/30 ................. USD 890 $ 816,756
4.13%,  12/01/31
(e)
................ 628 562,538
Oracle Corp.
1.65%,  03/25/26 ................. 2,011 1,943,471
2.65%,  07/15/26 ................. 1,891 1,837,208
2.80%,  04/01/27 ................. 1,640 1,575,263
3.25%,  11/15/27 ................. 2,749 2,642,798
2.30%,  03/25/28 ................. 1,541 1,429,546
4.50%,  05/06/28 ................. 695 689,404
4.80%,  08/03/28 ................. 1,600 1,601,735
4.20%,  09/27/29 ................. 1,970 1,908,737
6.15%,  11/09/29 ................. 1,235 1,294,716
2.95%,  04/01/30 ................. 2,810 2,543,565
4.65%,  05/06/30 ................. 630 621,194
3.25%,  05/15/30 ................. 622 570,346
2.88%,  03/25/31 ................. 3,324 2,929,080
5.25%,  02/03/32
(h)
................ 1,100 1,098,664
6.25%,  11/09/32 ................. 1,855 1,960,585
4.90%,  02/06/33 ................. 1,275 1,237,039
4.30%,  07/08/34 ................. 1,603 1,472,157
4.70%,  09/27/34 ................. 2,960 2,794,243
3.90%,  05/15/35 ................. 1,225 1,072,640
5.50%,  08/03/35
(h)
................ 1,925 1,925,226
3.85%,  07/15/36 ................. 1,209 1,029,250
3.80%,  11/15/37 ................. 1,652 1,373,020
6.50%,  04/15/38 ................. 1,062 1,130,406
6.13%,  07/08/39 ................. 1,053 1,087,391
3.60%,  04/01/40 ................. 2,649 2,068,810
5.38%,  07/15/40 ................. 2,120 2,022,437
3.65%,  03/25/41 ................. 1,984 1,531,024
4.50%,  07/08/44 ................. 1,051 878,402
4.13%,  05/15/45 ................. 1,958 1,542,114
4.00%,  07/15/46 ................. 2,701 2,064,392
4.00%,  11/15/47 ................. 2,090 1,590,944
3.60%,  04/01/50 ................. 4,455 3,083,917
3.95%,  03/25/51 ................. 3,184 2,339,683
6.90%,  11/09/52 ................. 2,415 2,679,950
5.55%,  02/06/53 ................. 2,213 2,074,633
5.38%,  09/27/54 ................. 2,185 1,995,151
4.38%,  05/15/55 ................. 1,120 866,339
6.00%,  08/03/55
(h)
................ 1,925 1,921,778
3.85%,  04/01/60 ................. 3,365 2,298,890
4.10%,  03/25/61 ................. 1,483 1,056,769
5.50%,  09/27/64 ................. 2,245 2,029,596
6.13%,  08/03/65
(h)
................ 1,275 1,270,153
PTC, Inc., 4.00%,  02/15/28
(d)
.......... 464 444,717
Rackspace Finance LLC, 3.50%,  05/15/28
(d)
. 346 183,630
RingCentral, Inc., 8.50%,  08/15/30
(d)(e)
..... 395 419,421
Rocket Software, Inc.
(d)
9.00%,  11/28/28 ................. 790 817,608
6.50%,  02/15/29 ................. 565 536,675
Roper Technologies, Inc.
3.80%,  12/15/26 ................. 1,054 1,036,921
1.40%,  09/15/27 ................. 1,230 1,129,593
4.20%,  09/15/28 ................. 576 563,981
2.95%,  09/15/29 ................. 913 837,638
4.50%,  10/15/29 ................. 670 658,294
2.00%,  06/30/30 ................. 677 579,961
1.75%,  02/15/31 ................. 976 806,045
4.75%,  02/15/32 ................. 465 453,985
4.90%,  10/15/34 ................. 905 870,970
Salesforce, Inc.
3.70%,  04/11/28 ................. 1,734 1,693,090
1.50%,  07/15/28 ................. 1,100 992,545

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
1.95%,  07/15/31 ................. USD 930 $ 783,549
2.70%,  07/15/41 ................. 1,495 1,055,351
2.90%,  07/15/51 ................. 1,625 1,034,445
3.05%,  07/15/61 ................. 1,325 808,227
ServiceNow, Inc., 1.40%,  09/01/30 ....... 1,815 1,511,490
SS&C Technologies, Inc.
(d)
5.50%,  09/30/27 ................. 1,923 1,919,008
6.50%,  06/01/32 ................. 735 746,468
UKG, Inc., 6.88%,  02/01/31
(d)
.......... 2,444 2,494,266
Veritas US, Inc.,  + 0.00%), 12.50%,  12/06/29
(h)
185 183,992
VMware LLC
1.40%,  08/15/26 ................. 745 708,293
4.65%,  05/15/27 ................. 643 641,204
3.90%,  08/21/27 ................. 1,267 1,237,396
1.80%,  08/15/28 ................. 1,005 904,820
4.70%,  05/15/30 ................. 1,136 1,112,660
2.20%,  08/15/31 ................. 1,215 1,011,539
Workday, Inc.
3.50%,  04/01/27 ................. 895 873,148
3.70%,  04/01/29 ................. 890 848,472
3.80%,  04/01/32 ................. 740 674,999
ZoomInfo Technologies LLC, 3.88%,  02/01/29
(d)
650 597,906
185,120,472
Specialized REITs — 0.3%
American Tower Corp.
4.40%,  02/15/26 ................. 613 610,322
1.60%,  04/15/26 ................. 645 621,347
1.45%,  09/15/26 ................. 630 597,905
3.38%,  10/15/26 ................. 1,020 997,943
2.75%,  01/15/27 ................. 890 856,075
3.13%,  01/15/27 ................. 547 529,933
3.65%,  03/15/27 ................. 675 659,263
3.55%,  07/15/27 ................. 1,029 999,677
3.60%,  01/15/28 ................. 879 849,343
1.50%,  01/31/28 ................. 915 831,029
5.50%,  03/15/28 ................. 836 849,435
5.25%,  07/15/28 ................. 720 727,096
5.80%,  11/15/28 ................. 885 910,241
5.20%,  02/15/29 ................. 545 547,967
3.95%,  03/15/29 ................. 582 558,071
3.80%,  08/15/29 ................. 1,452 1,377,000
2.90%,  01/15/30 ................. 669 604,643
5.00%,  01/31/30 ................. 220 218,917
2.10%,  06/15/30 ................. 896 769,253
1.88%,  10/15/30 ................. 897 753,187
2.70%,  04/15/31 ................. 815 706,889
2.30%,  09/15/31 ................. 795 665,477
4.05%,  03/15/32
(e)
................ 594 551,366
5.65%,  03/15/33 ................. 995 1,009,662
5.55%,  07/15/33 ................. 940 947,217
5.90%,  11/15/33 ................. 670 690,665
5.45%,  02/15/34 ................. 645 646,759
5.40%,  01/31/35 ................. 510 505,303
3.70%,  10/15/49 ................. 516 371,918
3.10%,  06/15/50 ................. 1,122 718,706
2.95%,  01/15/51 ................. 1,085 674,118
Crown Castle, Inc.
4.45%,  02/15/26 ................. 718 716,275
3.70%,  06/15/26 ................. 947 933,605
1.05%,  07/15/26 ................. 1,055 1,000,151
4.00%,  03/01/27 ................. 757 745,324
2.90%,  03/15/27 ................. 955 918,947
3.65%,  09/01/27 ................. 1,244 1,206,302
5.00%,  01/11/28 ................. 1,270 1,273,524
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
3.80%,  02/15/28 ................. USD 1,427 $ 1,382,382
4.80%,  09/01/28 ................. 830 824,831
4.30%,  02/15/29 ................. 660 640,820
5.60%,  06/01/29 ................. 1,030 1,051,310
4.90%,  09/01/29 ................. 830 823,831
3.10%,  11/15/29 ................. 687 627,273
3.30%,  07/01/30 ................. 822 748,156
2.25%,  01/15/31 ................. 875 738,911
2.10%,  04/01/31 ................. 927 772,211
2.50%,  07/15/31 ................. 770 650,854
5.10%,  05/01/33 ................. 710 693,483
5.80%,  03/01/34 ................. 960 976,514
5.20%,  09/01/34 ................. 965 938,825
2.90%,  04/01/41 ................. 1,070 752,328
4.75%,  05/15/47 ................. 429 363,375
5.20%,  02/15/49 ................. 414 366,209
4.00%,  11/15/49 ................. 305 226,652
4.15%,  07/01/50 ................. 555 426,135
3.25%,  01/15/51 ................. 846 550,000
CubeSmart LP
3.13%,  09/01/26 ................. 340 331,263
2.25%,  12/15/28 ................. 935 845,579
4.38%,  02/15/29 ................. 77 75,041
3.00%,  02/15/30 ................. 135 122,201
2.00%,  02/15/31 ................. 120 100,461
2.50%,  02/15/32 ................. 695 581,261
EPR Properties
4.75%,  12/15/26 ................. 415 411,563
4.50%,  06/01/27 ................. 610 599,235
4.95%,  04/15/28 ................. 520 513,125
3.75%,  08/15/29 ................. 575 532,720
3.60%,  11/15/31 ................. 450 396,142
Equinix, Inc.
1.45%,  05/15/26 ................. 915 878,337
2.90%,  11/18/26 ................. 701 678,241
1.80%,  07/15/27 ................. 725 675,894
1.55%,  03/15/28 ................. 600 543,640
2.00%,  05/15/28 ................. 554 505,893
3.20%,  11/18/29 ................. 1,131 1,043,134
2.15%,  07/15/30 ................. 1,168 1,007,846
2.50%,  05/15/31 ................. 525 450,205
3.90%,  04/15/32 ................. 690 635,548
3.00%,  07/15/50 ................. 592 369,363
2.95%,  09/15/51 ................. 560 341,869
3.40%,  02/15/52 ................. 590 397,608
Extra Space Storage LP
3.50%,  07/01/26 ................. 696 684,816
3.88%,  12/15/27 ................. 715 698,172
5.70%,  04/01/28 ................. 609 622,131
3.90%,  04/01/29 ................. 65 62,201
4.00%,  06/15/29 ................. 338 324,369
5.50%,  07/01/30 ................. 930 944,514
2.20%,  10/15/30 ................. 535 458,247
5.90%,  01/15/31 ................. 305 315,448
2.55%,  06/01/31 ................. 570 488,079
2.40%,  10/15/31 ................. 620 518,355
2.35%,  03/15/32 ................. 825 676,275
5.40%,  02/01/34 ................. 585 579,924
5.35%,  01/15/35
(e)
................ 260 256,228
Iron Mountain, Inc.
(d)
4.88%,  09/15/27 ................. 962 942,664
5.25%,  03/15/28 ................. 775 761,752
5.00%,  07/15/28 ................. 500 487,327
7.00%,  02/15/29 ................. 960 987,208
4.88%,  09/15/29 ................. 1,045 1,001,628

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
5.25%,  07/15/30 ................. USD 1,270 $ 1,220,916
4.50%,  02/15/31 ................. 1,070 985,809
5.63%,  07/15/32 ................. 640 616,227
6.25%,  01/15/33 ................. 1,275 1,278,145
Public Storage Operating Co.
0.88%,  02/15/26 ................. 495 476,899
1.50%,  11/09/26 ................. 795 754,484
3.09%,  09/15/27 ................. 775 746,795
1.85%,  05/01/28 ................. 760 695,551
1.95%,  11/09/28
(e)
................ 590 533,944
5.13%,  01/15/29 ................. 760 770,916
3.39%,  05/01/29 ................. 750 710,182
2.30%,  05/01/31 ................. 680 582,472
2.25%,  11/09/31 ................. 850 716,466
5.10%,  08/01/33 ................. 615 610,954
5.35%,  08/01/53 ................. 975 925,142
SBA Communications Corp.
3.88%,  02/15/27 ................. 1,450 1,403,085
3.13%,  02/01/29 ................. 1,525 1,387,507
Weyerhaeuser Co.
4.75%,  05/15/26 ................. 730 730,159
6.95%,  10/01/27 ................. 347 365,529
4.00%,  11/15/29 ................. 783 748,557
4.00%,  04/15/30 ................. 983 933,125
7.38%,  03/15/32 ................. 801 895,926
3.38%,  03/09/33 ................. 335 291,870
4.00%,  03/09/52 ................. 525 394,696
84,325,818
Specialty Retail — 0.4%
Academy Ltd., 6.00%,  11/15/27
(d)
........ 395 394,760
Advance Auto Parts, Inc.
5.90%,  03/09/26 ................. 295 297,284
1.75%,  10/01/27 ................. 330 297,283
5.95%,  03/09/28
(e)
................ 295 298,426
3.90%,  04/15/30
(e)
................ 503 453,161
3.50%,  03/15/32
(e)
................ 330 277,686
Arko Corp., 5.13%,  11/15/29
(d)(e)
......... 455 420,271
Asbury Automotive Group, Inc.
4.50%,  03/01/28 ................. 386 374,561
4.63%,  11/15/29
(d)
................ 790 751,550
4.75%,  03/01/30 ................. 443 419,469
5.00%,  02/15/32
(d)
................ 580 542,666
At Home Group, Inc.
(d)
4.88%,  07/15/28 ................. 200 81,996
7.13%,  07/15/29 ................. 300 86,987
AutoNation, Inc.
3.80%,  11/15/27 ................. 570 551,725
1.95%,  08/01/28 ................. 421 379,242
4.75%,  06/01/30 ................. 636 619,224
2.40%,  08/01/31 ................. 505 419,235
3.85%,  03/01/32 ................. 565 507,285
AutoZone, Inc.
3.13%,  04/21/26 ................. 513 503,485
5.05%,  07/15/26 ................. 455 457,591
3.75%,  06/01/27 ................. 503 492,088
4.50%,  02/01/28 ................. 535 531,195
6.25%,  11/01/28 ................. 410 429,130
3.75%,  04/18/29 ................. 405 387,367
5.10%,  07/15/29 ................. 525 527,722
4.00%,  04/15/30 ................. 843 802,785
1.65%,  01/15/31 ................. 908 749,936
4.75%,  08/01/32 ................. 735 712,226
4.75%,  02/01/33 ................. 650 625,150
5.20%,  08/01/33 ................. 215 212,616
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
6.55%,  11/01/33 ................. USD 525 $ 566,071
5.40%,  07/15/34 ................. 655 653,256
Bath & Body Works, Inc.
6.69%,  01/15/27 ................. 300 306,610
5.25%,  02/01/28 ................. 430 426,217
7.50%,  06/15/29 ................. 465 478,876
6.63%,  10/01/30
(d)
................ 860 876,480
6.95%,  03/01/33
(e)
................ 280 284,370
6.88%,  11/01/35 ................. 791 816,417
6.75%,  07/01/36 ................. 556 565,736
7.60%,  07/15/37 ................. 210 216,097
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(d)(e)(i)
. 410 404,897
Best Buy Co., Inc.
4.45%,  10/01/28 ................. 606 597,899
1.95%,  10/01/30 ................. 865 732,621
Carvana Co.
(d)(i)
9.00%, (9.00% Cash or 12.00% PIK),
12/01/28 ..................... 678 633,708
11.00%, (11.00% Cash or 13.00% PIK),
06/01/30 ..................... 1,618 1,536,531
14.00%, (14.00% Cash or 14.00% PIK),
06/01/31 ..................... 1,917 1,981,133
Cougar JV Subsidiary LLC, 8.00%,  05/15/32
(d)
650 680,304
Dick's Sporting Goods, Inc.
3.15%,  01/15/32
(e)
................ 645 565,545
4.10%,  01/15/52 ................. 870 633,551
eG Global Finance plc, 12.00%,  11/30/28
(d)
.. 1,105 1,239,434
Evergreen Acqco 1 LP, 9.75%,  04/26/28
(d)
... 392 411,277
Foot Locker, Inc., 4.00%,  10/01/29
(d)
...... 405 348,299
Gap, Inc. (The)
(d)
3.63%,  10/01/29 ................. 735 669,129
3.88%,  10/01/31 ................. 740 649,558
Global Auto Holdings Ltd.
(d)
8.38%,  01/15/29 ................. 525 492,268
11.50%,  08/15/29 ................. 640 656,230
8.75%,  01/15/32 ................. 545 482,351
Group 1 Automotive, Inc.
(d)
4.00%,  08/15/28 ................. 740 701,824
6.38%,  01/15/30 ................. 495 503,767
GYP Holdings III Corp., 4.63%,  05/01/29
(d)
.. 357 340,086
Home Depot, Inc. (The)
3.00%,  04/01/26 ................. 570 561,157
5.15%,  06/25/26 ................. 1,045 1,055,417
2.13%,  09/15/26 ................. 535 516,144
4.95%,  09/30/26 ................. 800 806,414
2.50%,  04/15/27 ................. 1,005 963,804
2.88%,  04/15/27 ................. 995 963,403
4.88%,  06/25/27 ................. 1,005 1,013,864
2.80%,  09/14/27 ................. 1,183 1,134,187
0.90%,  03/15/28 ................. 550 493,234
1.50%,  09/15/28 ................. 1,055 947,268
3.90%,  12/06/28 ................. 1,140 1,112,210
4.90%,  04/15/29 ................. 485 489,503
2.95%,  06/15/29 ................. 1,998 1,862,283
4.75%,  06/25/29 ................. 1,365 1,368,891
2.70%,  04/15/30 ................. 1,463 1,322,126
1.38%,  03/15/31 ................. 1,385 1,128,526
4.85%,  06/25/31 ................. 1,060 1,059,952
1.88%,  09/15/31 ................. 935 776,746
3.25%,  04/15/32 ................. 1,925 1,722,051
4.50%,  09/15/32 ................. 825 802,635
4.95%,  06/25/34 ................. 1,580 1,556,493
5.88%,  12/16/36 ................. 3,264 3,442,102
3.30%,  04/15/40 ................. 1,276 993,452

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
5.40%,  09/15/40 ................. USD 573 $ 569,414
5.95%,  04/01/41 ................. 642 670,966
4.20%,  04/01/43 ................. 952 806,091
4.88%,  02/15/44 ................. 1,073 983,628
4.40%,  03/15/45 ................. 1,081 924,638
4.25%,  04/01/46 ................. 1,454 1,211,651
3.90%,  06/15/47 ................. 1,163 909,438
4.50%,  12/06/48 ................. 1,453 1,243,313
3.13%,  12/15/49 ................. 1,335 894,562
3.35%,  04/15/50 ................. 1,351 940,411
2.38%,  03/15/51 ................. 1,388 779,594
2.75%,  09/15/51 ................. 1,128 686,174
3.63%,  04/15/52 ................. 1,470 1,066,449
4.95%,  09/15/52
(e)
................ 1,085 983,097
5.30%,  06/25/54 ................. 1,390 1,323,789
3.50%,  09/15/56 ................. 825 569,956
5.40%,  06/25/64 ................. 145 138,260
InRetail Consumer, 3.25%,  03/22/28
(f)
..... 600 554,551
JMH Co. Ltd.
(f)
2.50%,  04/09/31 ................. 800 684,273
2.88%,  04/09/36 ................. 400 314,729
Ken Garff Automotive LLC, 4.88%,  09/15/28
(d)
400 384,842
LBM Acquisition LLC, 6.25%,  01/15/29
(d)
... 815 753,239
LCM Investments Holdings II LLC
(d)
4.88%,  05/01/29 ................. 952 901,474
8.25%,  08/01/31 ................. 825 867,161
Lithia Motors, Inc.
(d)
4.63%,  12/15/27 ................. 405 393,899
3.88%,  06/01/29 ................. 730 677,656
4.38%,  01/15/31 ................. 530 488,159
Lowe's Cos., Inc.
4.80%,  04/01/26 ................. 485 486,084
2.50%,  04/15/26 ................. 1,862 1,817,767
3.35%,  04/01/27 ................. 605 589,128
3.10%,  05/03/27 ................. 1,333 1,290,705
1.30%,  04/15/28 ................. 1,130 1,015,458
1.70%,  09/15/28 ................. 1,145 1,028,314
6.50%,  03/15/29 ................. 365 389,494
3.65%,  04/05/29 ................. 1,683 1,607,995
4.50%,  04/15/30 ................. 1,408 1,385,177
1.70%,  10/15/30 ................. 1,340 1,124,012
2.63%,  04/01/31 ................. 970 846,857
3.75%,  04/01/32 ................. 1,885 1,727,124
5.00%,  04/15/33 ................. 1,280 1,258,118
5.15%,  07/01/33 ................. 585 581,940
5.50%,  10/15/35 ................. 250 253,621
5.00%,  04/15/40 ................. 383 357,499
2.80%,  09/15/41 ................. 1,065 733,571
4.65%,  04/15/42 ................. 545 477,663
4.38%,  09/15/45 ................. 495 407,220
3.70%,  04/15/46 ................. 1,270 945,876
4.05%,  05/03/47 ................. 1,398 1,088,559
4.55%,  04/05/49 ................. 650 538,057
5.13%,  04/15/50 ................. 448 401,084
3.00%,  10/15/50 ................. 1,754 1,088,208
3.50%,  04/01/51 ................. 385 262,828
4.25%,  04/01/52 ................. 1,525 1,192,372
5.63%,  04/15/53 ................. 1,520 1,460,748
5.75%,  07/01/53 ................. 530 517,261
4.45%,  04/01/62 ................. 1,197 930,227
5.80%,  09/15/62 ................. 850 824,825
5.85%,  04/01/63 ................. 465 454,046
Michaels Cos., Inc. (The)
(d)
5.25%,  05/01/28 ................. 820 637,214
7.88%,  05/01/29
(e)
................ 1,146 721,955
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Murphy Oil USA, Inc.
5.63%,  05/01/27 ................. USD 295 $ 294,519
4.75%,  09/15/29 ................. 500 478,485
3.75%,  02/15/31
(d)
................ 496 441,636
O'Reilly Automotive, Inc.
3.55%,  03/15/26 ................. 135 133,464
5.75%,  11/20/26 ................. 325 330,620
3.60%,  09/01/27 ................. 1,146 1,114,908
4.35%,  06/01/28 ................. 340 334,939
3.90%,  06/01/29 ................. 734 705,538
4.20%,  04/01/30 ................. 470 453,946
1.75%,  03/15/31 ................. 570 469,984
4.70%,  06/15/32 ................. 845 814,266
5.00%,  08/19/34 ................. 575 557,377
Park River Holdings, Inc.
(d)
5.63%,  02/01/29 ................. 400 344,093
6.75%,  08/01/29
(e)
................ 330 292,856
Penske Automotive Group, Inc.,
3.75%,  06/15/29 ................ 490 452,100
PetSmart, Inc.
(d)
4.75%,  02/15/28 ................. 1,185 1,134,222
7.75%,  02/15/29 ................. 1,135 1,130,388
Ross Stores, Inc.
0.88%,  04/15/26 ................. 712 680,484
1.88%,  04/15/31 ................. 475 394,548
Sally Holdings LLC, 6.75%,  03/01/32
(e)
.... 605 609,705
Sonic Automotive, Inc.
(d)
4.63%,  11/15/29 ................. 624 588,072
4.88%,  11/15/31
(e)
................ 505 466,303
Specialty Building Products Holdings LLC,
7.75%,  10/15/29
(d)
............... 515 527,198
Staples, Inc.
(d)
10.75%,  09/01/29 ................. 2,310 2,263,765
12.75%,  01/15/30
(e)
............... 816 637,805
TJX Cos., Inc. (The)
2.25%,  09/15/26 ................. 680 657,152
1.15%,  05/15/28 ................. 730 655,497
3.88%,  04/15/30 ................. 737 704,815
1.60%,  05/15/31 ................. 355 291,799
4.50%,  04/15/50 ................. 665 570,669
Tractor Supply Co.
1.75%,  11/01/30 ................. 450 376,862
5.25%,  05/15/33 ................. 245 243,995
Upbound Group, Inc., 6.38%,  02/15/29
(d)
... 435 426,461
Valvoline, Inc., 3.63%,  06/15/31
(d)
........ 540 469,103
Victoria's Secret & Co., 4.63%,  07/15/29
(d)(e)
. 605 555,622
Victra Holdings LLC, 8.75%,  09/15/29
(d)(e)
... 450 476,961
White Cap Buyer LLC, 6.88%,  10/15/28
(d)(e)
.. 630 630,896
Zhongsheng Group Holdings Ltd.,
5.98%,  01/30/28
(f)
................ 600 593,749
130,613,729
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
0.70%,  02/08/26 ................. 1,840 1,774,817
3.25%,  02/23/26 ................. 3,090 3,057,545
4.42%,  05/08/26 ................. 40 40,003
2.45%,  08/04/26 ................. 2,096 2,037,601
2.05%,  09/11/26 ................. 1,710 1,649,496
3.35%,  02/09/27 ................. 2,375 2,330,582
3.20%,  05/11/27 ................. 2,209 2,154,526
3.00%,  06/20/27 ................. 1,382 1,341,109
2.90%,  09/12/27 ................. 1,856 1,787,404
3.00%,  11/13/27 ................. 1,569 1,515,037
1.20%,  02/08/28 ................. 2,387 2,170,577

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
4.00%,  05/10/28 ................. USD 1,190 $ 1,176,649
1.40%,  08/05/28 ................. 1,905 1,716,193
3.25%,  08/08/29 ................. 1,475 1,399,772
2.20%,  09/11/29 ................. 1,916 1,732,141
4.15%,  05/10/30 ................. 540 535,981
1.65%,  05/11/30 ................. 1,822 1,569,685
1.25%,  08/20/30 ................. 1,526 1,279,582
1.65%,  02/08/31 ................. 2,730 2,310,151
1.70%,  08/05/31 ................. 778 649,996
3.35%,  08/08/32
(e)
................ 1,075 987,284
4.30%,  05/10/33 ................. 980 958,866
4.50%,  02/23/36 ................. 1,835 1,794,617
2.38%,  02/08/41 ................. 1,448 997,374
3.85%,  05/04/43 ................. 2,828 2,337,843
4.45%,  05/06/44 ................. 1,012 922,568
3.45%,  02/09/45 ................. 2,309 1,768,467
4.38%,  05/13/45 ................. 1,729 1,516,976
4.65%,  02/23/46 ................. 3,552 3,242,022
3.85%,  08/04/46 ................. 2,046 1,650,050
4.25%,  02/09/47 ................. 1,373 1,173,170
3.75%,  09/12/47 ................. 1,052 824,016
3.75%,  11/13/47 ................. 738 577,820
2.95%,  09/11/49 ................. 1,620 1,080,406
2.65%,  05/11/50 ................. 2,343 1,452,803
2.40%,  08/20/50 ................. 1,287 754,498
2.65%,  02/08/51 ................. 2,600 1,603,417
2.70%,  08/05/51 ................. 1,705 1,054,988
3.95%,  08/08/52 ................. 1,550 1,233,085
4.85%,  05/10/53
(e)
................ 1,060 1,003,157
2.55%,  08/20/60 ................. 1,715 988,236
2.80%,  02/08/61 ................. 1,700 1,003,238
2.85%,  08/05/61 ................. 1,455 874,401
4.10%,  08/08/62 ................. 1,300 1,023,401
Dell International LLC
6.02%,  06/15/26 ................. 717 726,919
4.90%,  10/01/26 ................. 1,084 1,085,626
6.10%,  07/15/27 ................. 546 561,789
5.25%,  02/01/28 ................. 655 663,119
5.30%,  10/01/29 ................. 1,638 1,653,682
4.35%,  02/01/30 ................. 395 382,339
6.20%,  07/15/30 ................. 853 895,368
5.75%,  02/01/33
(e)
................ 590 605,219
5.40%,  04/15/34 ................. 560 556,331
4.85%,  02/01/35 ................. 835 790,604
8.10%,  07/15/36 ................. 969 1,145,643
3.38%,  12/15/41 ................. 1,050 765,288
8.35%,  07/15/46 ................. 696 881,531
3.45%,  12/15/51
(e)
................ 789 527,197
Dell, Inc.
7.10%,  04/15/28 ................. 285 302,920
6.50%,  04/15/38 ................. 385 401,404
Diebold Nixdorf, Inc., 7.75%,  03/31/30
(d)
.... 940 976,424
Hewlett Packard Enterprise Co.
1.75%,  04/01/26 ................. 523 505,712
4.45%,  09/25/26 ................. 1,085 1,080,589
4.40%,  09/25/27 ................. 1,405 1,393,518
5.25%,  07/01/28 ................. 855 866,585
4.55%,  10/15/29 ................. 1,455 1,434,523
4.85%,  10/15/31 ................. 1,105 1,090,372
5.00%,  10/15/34 ................. 1,935 1,887,549
6.20%,  10/15/35 ................. 1,019 1,064,785
6.35%,  10/15/45 ................. 1,575 1,640,719
5.60%,  10/15/54 ................. 525 507,288
HP, Inc.
1.45%,  06/17/26 ................. 530 506,988
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
3.00%,  06/17/27 ................. USD 1,319 $ 1,267,224
4.75%,  01/15/28 ................. 1,205 1,206,292
4.00%,  04/15/29 ................. 735 705,786
3.40%,  06/17/30 ................. 80 73,561
2.65%,  06/17/31 ................. 1,417 1,218,133
4.20%,  04/15/32 ................. 290 271,224
5.50%,  01/15/33
(e)
................ 735 740,769
6.00%,  09/15/41 ................. 1,280 1,292,086
Lenovo Group Ltd.
(f)
5.83%,  01/27/28 ................. 600 609,111
3.42%,  11/02/30
(e)
................ 1,000 897,570
6.54%,  07/27/32 ................. 600 627,093
NetApp, Inc.
2.38%,  06/22/27 ................. 575 544,204
2.70%,  06/22/30 ................. 742 656,535
Seagate HDD Cayman
4.88%,  06/01/27 ................. 494 486,543
4.09%,  06/01/29 ................. 475 447,383
3.13%,  07/15/29
(e)
................ 165 148,502
8.25%,  12/15/29 ................. 452 485,081
4.13%,  01/15/31
(e)
................ 280 255,928
8.50%,  07/15/31 ................. 512 548,883
9.63%,  12/01/32 ................. 735 834,414
5.75%,  12/01/34 ................. 494 481,208
Teledyne FLIR LLC, 2.50%,  08/01/30 ..... 590 517,132
Western Digital Corp.
4.75%,  02/15/26 ................. 2,189 2,176,329
2.85%,  02/01/29 ................. 905 812,142
3.10%,  02/01/32
(e)
................ 485 406,420
Xerox Corp.
4.80%,  03/01/35 ................. 260 158,470
6.75%,  12/15/39 ................. 361 243,810
Xerox Holdings Corp.
(d)
5.50%,  08/15/28 ................. 730 622,208
8.88%,  11/30/29 ................. 495 433,795
107,119,417
Textiles, Apparel & Luxury Goods — 0.0%
Champ Acquisition Corp., 8.38%,  12/01/31
(d)
. 600 624,899
Crocs, Inc.
(d)
4.25%,  03/15/29 ................. 346 322,227
4.13%,  08/15/31 ................. 355 312,236
Hanesbrands, Inc.
(d)
4.88%,  05/15/26 ................. 845 837,874
9.00%,  02/15/31
(e)
................ 550 587,580
Kontoor Brands, Inc., 4.13%,  11/15/29
(d)
.... 406 377,870
Levi Strauss & Co., 3.50%,  03/01/31
(d)
..... 495 437,404
NIKE, Inc.
2.38%,  11/01/26 ................. 1,280 1,237,382
2.75%,  03/27/27 ................. 942 909,632
2.85%,  03/27/30 ................. 1,462 1,334,436
3.25%,  03/27/40 ................. 1,025 795,965
3.63%,  05/01/43 ................. 662 519,187
3.88%,  11/01/45 ................. 1,125 890,921
3.38%,  11/01/46 ................. 695 502,355
3.38%,  03/27/50 ................. 1,267 890,874
Ralph Lauren Corp., 2.95%,  06/15/30 ..... 457 415,570
S&S Holdings LLC, 8.38%,  10/01/31
(d)
..... 580 581,991
Tapestry, Inc.
4.13%,  07/15/27 ................. 544 534,393
5.10%,  03/11/30 ................. 355 352,676
3.05%,  03/15/32
(e)
................ 610 523,393
5.50%,  03/11/35 ................. 330 324,247
Under Armour, Inc., 3.25%,  06/15/26 ...... 581 563,810

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.
2.80%,  04/23/27 ................. USD 481 $ 454,510
2.95%,  04/23/30 ................. 745 651,103
6.00%,  10/15/33 ................. 280 273,262
6.45%,  11/01/37 ................. 290 283,616
William Carter Co. (The), 5.63%,  03/15/27
(d)
. 481 479,070
Wolverine World Wide, Inc., 4.00%,  08/15/29
(d)
540 478,092
16,496,575
Tobacco — 0.3%
Altria Group, Inc.
4.40%,  02/14/26 ................. 668 665,958
2.63%,  09/16/26 ................. 759 734,908
6.20%,  11/01/28 ................. 580 603,498
4.80%,  02/14/29 ................. 2,170 2,152,296
3.40%,  05/06/30 ................. 1,077 989,831
2.45%,  02/04/32 ................. 1,365 1,124,970
6.88%,  11/01/33 ................. 510 554,943
5.80%,  02/14/39 ................. 2,027 2,007,343
3.40%,  02/04/41 ................. 1,390 1,004,418
4.25%,  08/09/42 ................. 1,027 818,058
4.50%,  05/02/43 ................. 802 655,383
5.38%,  01/31/44 ................. 1,432 1,346,379
3.88%,  09/16/46 ................. 1,588 1,151,040
5.95%,  02/14/49 ................. 2,253 2,186,837
4.45%,  05/06/50 ................. 622 479,958
3.70%,  02/04/51 ................. 1,402 957,064
4.00%,  02/04/61
(e)
................ 553 383,860
BAT Capital Corp.
3.22%,  09/06/26 ................. 796 777,112
4.70%,  04/02/27 ................. 1,312 1,308,419
3.56%,  08/15/27 ................. 1,071 1,038,793
2.26%,  03/25/28 ................. 1,843 1,701,678
3.46%,  09/06/29 ................. 650 608,090
4.91%,  04/02/30 ................. 1,244 1,231,980
6.34%,  08/02/30 ................. 860 907,731
5.83%,  02/20/31 ................. 825 847,630
2.73%,  03/25/31 ................. 1,169 1,016,429
4.74%,  03/16/32 ................. 815 785,273
7.75%,  10/19/32 ................. 460 521,408
6.42%,  08/02/33 ................. 1,535 1,619,398
6.00%,  02/20/34 ................. 865 888,859
4.39%,  08/15/37 ................. 2,401 2,075,963
3.73%,  09/25/40 ................. 390 297,270
7.08%,  08/02/43 ................. 680 737,273
4.54%,  08/15/47 ................. 1,898 1,510,533
4.76%,  09/06/49 ................. 1,007 818,563
5.28%,  04/02/50 ................. 477 417,640
3.98%,  09/25/50 ................. 345 244,748
5.65%,  03/16/52 ................. 685 630,606
7.08%,  08/02/53 ................. 970 1,066,324
BAT International Finance plc
1.67%,  03/25/26 ................. 1,404 1,356,745
4.45%,  03/16/28 ................. 1,096 1,081,361
5.93%,  02/02/29 ................. 1,055 1,087,349
Imperial Brands Finance plc
(d)
3.50%,  07/26/26 ................. 860 843,528
6.13%,  07/27/27 ................. 675 693,620
3.88%,  07/26/29 ................. 1,110 1,052,193
5.50%,  02/01/30 ................. 740 747,198
5.88%,  07/01/34 ................. 840 837,697
JT International Financial Services BV
2.25%,  09/14/31
(f)
................. 400 332,428
6.88%,  10/24/32
(d)
................ 410 447,509
Security
Par (000)
Par (000) Value
Tobacco (continued)
Philip Morris International, Inc.
4.88%,  02/13/26 ................. USD 1,110 $ 1,114,406
2.75%,  02/25/26 ................. 595 584,253
0.88%,  05/01/26 ................. 1,063 1,016,468
4.75%,  02/12/27 ................. 965 968,124
3.13%,  08/17/27 ................. 525 506,935
4.38%,  11/01/27 ................. 680 675,471
5.13%,  11/17/27 ................. 1,134 1,148,534
4.88%,  02/15/28 ................. 1,780 1,789,282
3.13%,  03/02/28 ................. 505 482,120
5.25%,  09/07/28 ................. 810 823,737
4.88%,  02/13/29 ................. 1,200 1,200,335
3.38%,  08/15/29 ................. 1,000 940,209
4.63%,  11/01/29 ................. 625 618,275
5.63%,  11/17/29 ................. 1,098 1,131,715
5.13%,  02/15/30 ................. 1,815 1,829,491
2.10%,  05/01/30 ................. 760 659,438
5.50%,  09/07/30 ................. 995 1,020,557
1.75%,  11/01/30 ................. 966 809,885
5.13%,  02/13/31 ................. 855 859,058
4.75%,  11/01/31 ................. 615 604,678
5.75%,  11/17/32 ................. 1,505 1,549,731
5.38%,  02/15/33 ................. 2,430 2,436,449
5.63%,  09/07/33 ................. 785 799,541
5.25%,  02/13/34 ................. 1,705 1,692,805
4.90%,  11/01/34 ................. 690 665,783
6.38%,  05/16/38 ................. 1,241 1,337,800
4.38%,  11/15/41 ................. 743 630,570
4.50%,  03/20/42 ................. 589 510,889
3.88%,  08/21/42 ................. 918 727,381
4.13%,  03/04/43 ................. 731 594,414
4.88%,  11/15/43 ................. 833 748,703
4.25%,  11/10/44 ................. 1,310 1,074,617
Reynolds American, Inc.
5.70%,  08/15/35 ................. 691 690,414
7.25%,  06/15/37 ................. 476 523,459
6.15%,  09/15/43 ................. 543 536,992
5.85%,  08/15/45 ................. 2,225 2,108,320
Turning Point Brands, Inc., 5.63%,  02/15/26
(d)
230 229,178
82,988,109
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.75%,  06/01/26 ................. 900 887,490
5.30%,  06/25/26 ................. 325 326,978
1.88%,  08/15/26 ................. 570 545,148
2.20%,  01/15/27 ................. 655 623,496
3.63%,  04/01/27 ................. 858 838,063
3.63%,  12/01/27 ................. 713 690,862
5.85%,  12/15/27 ................. 139 142,597
5.30%,  02/01/28 ................. 640 646,234
2.10%,  09/01/28 ................. 545 493,570
4.63%,  10/01/28 ................. 530 523,488
5.10%,  03/01/29 ................. 375 376,111
3.25%,  10/01/29 ................. 568 525,748
3.00%,  02/01/30 ................. 707 639,619
3.13%,  12/01/30 ................. 865 772,471
5.20%,  07/15/31 ................. 375 372,144
2.88%,  01/15/32 ................. 680 581,834
Aircastle Ltd.
4.25%,  06/15/26 ................. 564 558,575
2.85%,  01/26/28
(d)
................ 305 284,941
6.50%,  07/18/28
(d)
................ 765 793,886
5.95%,  02/15/29
(d)
................ 740 755,302
5.75%,  10/01/31
(d)
................ 490 493,769

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Alta Equipment Group, Inc., 9.00%,  06/01/29
(d)
USD 505 $ 488,991
Aviation Capital Group LLC
(d)
1.95%,  09/20/26 ................. 1,040 991,628
3.50%,  11/01/27 ................. 931 892,363
6.25%,  04/15/28 ................. 530 546,867
6.75%,  10/25/28 ................. 755 793,591
5.38%,  07/15/29 ................. 560 560,723
6.38%,  07/15/30 ................. 307 320,752
Beacon Roofing Supply, Inc.
(d)
4.50%,  11/15/26 ................. 310 308,023
4.13%,  05/15/29 ................. 342 334,733
6.50%,  08/01/30 ................. 575 593,070
BlueLinx Holdings, Inc., 6.00%,  11/15/29
(d)
.. 300 290,606
BOC Aviation Ltd.
3.88%,  04/27/26
(e)(f)
............... 650 643,038
3.50%,  09/18/27
(f)
................. 800 775,915
4.50%,  05/23/28
(f)
................. 600 595,396
3.00%,  09/11/29
(d)
................ 400 369,541
2.63%,  09/17/30
(d)(e)
............... 800 713,220
Boise Cascade Co., 4.88%,  07/01/30
(d)
.... 380 360,332
Ferguson Enterprises, Inc., 5.00%,  10/03/34 . 15 14,404
Fortress Transportation & Infrastructure
Investors LLC
(d)
5.50%,  05/01/28 ................. 987 964,665
7.88%,  12/01/30 ................. 482 503,257
7.00%,  05/01/31 ................. 690 699,156
7.00%,  06/15/32 ................. 790 801,974
5.88%,  04/15/33
(e)
................ 495 473,780
Foundation Building Materials, Inc.,
6.00%,  03/01/29
(d)
............... 405 362,364
GATX Corp.
3.25%,  09/15/26 ................. 854 833,014
5.40%,  03/15/27 ................. 90 91,042
3.85%,  03/30/27 ................. 403 394,959
3.50%,  03/15/28 ................. 130 124,493
4.55%,  11/07/28 ................. 444 438,231
4.70%,  04/01/29 ................. 275 271,318
4.00%,  06/30/30 ................. 725 687,212
1.90%,  06/01/31 ................. 291 238,801
3.50%,  06/01/32 ................. 485 430,894
4.90%,  03/15/33 ................. 565 548,104
5.45%,  09/15/33 ................. 715 717,329
6.05%,  03/15/34 ................. 550 572,655
6.90%,  05/01/34 ................. 250 274,993
5.20%,  03/15/44 ................. 400 364,913
3.10%,  06/01/51 ................. 675 424,196
6.05%,  06/05/54 ................. 345 349,556
H&E Equipment Services, Inc.,
3.88%,  12/15/28
(d)
............... 1,220 1,218,039
Herc Holdings, Inc.
(d)
5.50%,  07/15/27 ................. 1,156 1,152,471
6.63%,  06/15/29 ................. 785 802,187
Imola Merger Corp., 4.75%,  05/15/29
(d)
.... 1,906 1,819,125
Mitsubishi Corp.
(d)
1.13%,  07/15/26 ................. 365 347,025
5.00%,  07/05/28 ................. 455 457,598
5.00%,  07/02/29 ................. 450 453,310
5.13%,  07/17/34 ................. 535 532,165
Sumitomo Corp., 5.35%,  07/03/34
(f)
...... 450 448,325
TTX Co.
(d)
5.50%,  09/25/26 ................. 1,125 1,137,807
5.05%,  11/15/34 ................. 60 58,918
4.20%,  07/01/46 ................. 415 341,252
4.60%,  02/01/49 ................. 465 400,187
5.65%,  12/01/52 ................. 310 312,759
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc.
5.50%,  05/15/27 ................. USD 493 $ 492,728
3.88%,  11/15/27 ................. 737 711,144
4.88%,  01/15/28 ................. 1,690 1,666,679
6.00%,  12/15/29
(d)
................ 1,788 1,818,108
5.25%,  01/15/30 ................. 710 700,914
4.00%,  07/15/30 ................. 735 680,810
3.88%,  02/15/31 ................. 1,066 969,984
3.75%,  01/15/32 ................. 725 642,976
6.13%,  03/15/34
(d)
................ 1,070 1,071,469
WESCO Distribution, Inc.
(d)
7.25%,  06/15/28 ................. 1,279 1,302,924
6.38%,  03/15/29 ................. 890 905,895
6.63%,  03/15/32 ................. 815 833,788
WW Grainger, Inc.
4.45%,  09/15/34 ................. 425 403,322
4.60%,  06/15/45 ................. 930 823,995
3.75%,  05/15/46 ................. 310 240,618
4.20%,  05/15/47 ................. 335 273,555
55,052,502
Transportation Infrastructure — 0.1%
Abu Dhabi Ports Co. PJSC, 2.50%,  05/06/31
(f)
1,000 855,287
Adani Ports & Special Economic Zone Ltd.
(f)
4.00%,  07/30/27 ................. 400 372,002
4.20%,  08/04/27 ................. 800 743,741
4.38%,  07/03/29 ................. 640 567,157
3.10%,  02/02/31 ................. 400 316,092
3.83%,  02/02/32
(e)
................ 400 320,851
5.00%,  08/02/41 ................. 600 459,789
CMHI Finance BVI Co. Ltd.
(f)
4.00%,  06/01/27 ................. 600 590,956
5.00%,  08/06/28 ................. 800 802,640
DP World Crescent Ltd.
(f)
4.85%,  09/26/28 ................. 1,000 986,582
3.88%,  07/18/29 ................. 1,000 943,728
3.75%,  01/30/30 ................. 400 373,807
5.50%,  09/13/33 ................. 1,800 1,793,676
DP World Ltd.
6.85%,  07/02/37
(d)
................ 1,720 1,849,390
5.63%,  09/25/48
(f)
................. 1,200 1,108,998
4.70%,  09/30/49
(f)
................. 400 328,734
HPHT Finance 21 II Ltd., 1.50%,  09/17/26
(f)
. 400 379,073
HPHT Finance 21 Ltd., 2.00%,  03/19/26
(f)
... 600 580,936
ITR Concession Co. LLC, 5.18%,  07/15/35
(d)
. 288 271,672
Mersin Uluslararasi Liman Isletmeciligi A/S,
8.25%,  11/15/28
(f)
................ 600 619,637
Port of Newcastle Investments Financing Pty.
Ltd., 5.90%,  11/24/31
(d)(e)
........... 290 281,452
PSA Treasury Pte. Ltd.
(f)
2.50%,  04/12/26 ................. 400 390,371
2.13%,  09/05/29 ................. 400 358,731
2.25%,  04/30/30 ................. 800 711,062
Seaspan Corp., 5.50%,  08/01/29
(d)
....... 850 783,513
Shanghai Port Group BVI Development 2 Co.
Ltd., 2.38%,  07/13/30
(f)
............. 1,000 886,322
Shanghai Port Group BVI Development Co.
Ltd.
(f)
3.38%,  06/18/29 ................. 300 283,900
2.85%,  09/11/29 ................. 200 184,499
Shenzhen Expressway Corp. Ltd.,
1.75%,  07/08/26
(f)
................ 200 190,868
Sydney Airport Finance Co. Pty. Ltd.,
3.63%,  04/28/26
(d)
............... 350 344,771

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Transurban Finance Co. Pty. Ltd.
(d)
4.13%,  02/02/26 ................. USD 405 $ 402,062
3.38%,  03/22/27 ................. 495 480,113
2.45%,  03/16/31 ................. 385 327,730
Zhejiang Expressway Co. Ltd.,
1.64%,  07/14/26
(f)
................ 400 381,585
Zhejiang Seaport International Co. Ltd.,
1.98%,  03/17/26
(f)
................ 800 772,732
21,044,459
Water Utilities — 0.0%
Aegea Finance SARL
(e)(f)
6.75%,  05/20/29 ................. 400 390,529
9.00%,  01/20/31 ................. 800 832,269
American Water Capital Corp.
2.95%,  09/01/27 ................. 813 779,033
3.75%,  09/01/28 ................. 702 677,017
3.45%,  06/01/29 ................. 1,077 1,017,908
2.80%,  05/01/30 ................. 711 639,090
2.30%,  06/01/31 ................. 510 432,710
4.45%,  06/01/32 ................. 520 496,124
5.15%,  03/01/34 ................. 900 891,578
6.59%,  10/15/37 ................. 518 572,440
4.30%,  12/01/42 ................. 420 355,290
4.30%,  09/01/45 ................. 457 375,357
4.00%,  12/01/46 ................. 360 279,730
3.75%,  09/01/47 ................. 637 473,440
4.20%,  09/01/48 ................. 636 506,143
4.15%,  06/01/49 ................. 450 355,100
3.45%,  05/01/50 ................. 460 318,184
3.25%,  06/01/51 ................. 470 311,706
5.45%,  03/01/54 ................. 750 709,524
Essential Utilities, Inc.
4.80%,  08/15/27 ................. 350 349,996
3.57%,  05/01/29 ................. 715 673,839
2.70%,  04/15/30 ................. 671 599,039
2.40%,  05/01/31 ................. 588 501,204
5.38%,  01/15/34 ................. 225 222,788
4.28%,  05/01/49 ................. 550 426,521
3.35%,  04/15/50 ................. 648 422,426
5.30%,  05/01/52 ................. 465 419,039
Manila Water Co., Inc., 4.38%,  07/30/30
(f)
... 400 382,396
National Central Cooling Co. PJSC,
2.50%,  10/21/27
(f)
................ 500 465,234
United Utilities plc, 6.88%,  08/15/28 ...... 460 485,589
15,361,243
Wireless Telecommunication Services — 0.3%
Altice France Holding SA
(d)
10.50%,  05/15/27 ................. 1,489 453,886
6.00%,  02/15/28 ................. 1,110 301,240
America Movil SAB de CV
3.63%,  04/22/29 ................. 695 656,563
2.88%,  05/07/30 ................. 1,257 1,125,285
4.70%,  07/21/32 ................. 400 384,091
6.38%,  03/01/35 ................. 1,000 1,058,431
6.13%,  11/15/37 ................. 585 603,071
6.13%,  03/30/40 ................. 1,993 2,049,495
4.38%,  07/16/42 ................. 1,244 1,045,069
4.38%,  04/22/49 ................. 1,330 1,088,695
Axiata SPV2 Bhd.
(f)
4.36%,  03/24/26 ................. 200 198,584
2.16%,  08/19/30 ................. 1,000 858,086
Axiata Spv5 Labuan Ltd., 3.06%,  08/19/50
(f)
. 600 391,353
Bharti Airtel Ltd., 3.25%,  06/03/31
(f)
....... 700 623,242
C&W Senior Finance Ltd., 6.88%,  09/15/27
(d)
730 729,484
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Colombia Telecomunicaciones SA ESP,
4.95%,  07/17/30
(f)
................ USD 450 $ 386,521
Connect Finco SARL, 9.00%,  09/15/29
(d)
... 1,940 1,739,305
CT Trust, 5.13%,  02/03/32
(e)(f)
.......... 800 718,742
Empresa Nacional de Telecomunicaciones SA
(f)
4.75%,  08/01/26 ................. 400 399,813
3.05%,  09/14/32
(e)
................ 900 743,082
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(f)(h)(j)
............... 600 584,969
Hughes Satellite Systems Corp.
(e)
5.25%,  08/01/26 ................. 738 661,509
6.63%,  08/01/26 ................. 735 507,844
Millicom International Cellular SA
(f)
6.25%,  03/25/29 ................. 540 535,443
4.50%,  04/27/31
(e)
................ 800 709,723
MTN Mauritius Investments Ltd.,
6.50%,  10/13/26
(f)
................ 400 402,743
Oztel Holdings SPC Ltd., 6.63%,  04/24/28
(f)
. 650 668,018
PLDT, Inc.
(f)
2.50%,  01/23/31 ................. 200 171,313
3.45%,  06/23/50 ................. 400 273,331
Rogers Communications, Inc.
2.90%,  11/15/26 ................. 880 851,167
3.20%,  03/15/27 ................. 1,030 996,558
5.00%,  02/15/29 ................. 1,020 1,014,703
3.80%,  03/15/32 ................. 1,615 1,447,848
5.30%,  02/15/34 ................. 1,285 1,247,388
7.50%,  08/15/38 ................. 485 547,049
4.50%,  03/15/42 ................. 897 751,763
4.50%,  03/15/43 ................. 643 532,311
5.45%,  10/01/43 ................. 780 726,975
5.00%,  03/15/44 ................. 739 647,649
4.30%,  02/15/48 ................. 845 652,031
4.35%,  05/01/49 ................. 1,393 1,076,419
3.70%,  11/15/49 ................. 1,173 810,916
4.55%,  03/15/52 ................. 1,495 1,179,319
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.59%),
5.25%,  03/15/82
(d)(h)
.............. 739 723,608
Sprint LLC, 7.63%,  03/01/26 ........... 1,810 1,847,153
Sprint Spectrum Co. LLC, 5.15%,  03/20/28
(d)
. 510 511,966
Telefonica Europe BV, 8.25%,  09/15/30 .... 1,406 1,600,196
Telefonica Moviles Chile SA, 3.54%,  11/18/31
(f)
500 389,529
T-Mobile USA, Inc.
1.50%,  02/15/26 ................. 1,048 1,014,329
2.25%,  02/15/26 ................. 1,870 1,822,931
2.63%,  04/15/26 ................. 1,220 1,191,779
3.75%,  04/15/27 ................. 3,434 3,364,220
5.38%,  04/15/27 ................. 1,315 1,317,104
4.75%,  02/01/28 ................. 1,346 1,342,129
2.05%,  02/15/28 ................. 2,005 1,849,518
4.95%,  03/15/28 ................. 1,220 1,223,499
4.80%,  07/15/28 ................. 1,135 1,132,596
4.85%,  01/15/29 ................. 1,381 1,377,234
2.63%,  02/15/29 ................. 1,385 1,265,920
2.40%,  03/15/29 ................. 678 612,705
3.38%,  04/15/29 ................. 2,040 1,914,342
4.20%,  10/01/29 ................. 975 945,112
3.88%,  04/15/30 ................. 5,867 5,547,970
2.55%,  02/15/31 ................. 2,439 2,109,854
2.88%,  02/15/31 ................. 1,200 1,059,472
3.50%,  04/15/31 ................. 2,343 2,134,286
2.25%,  11/15/31 ................. 1,040 867,843
2.70%,  03/15/32 ................. 1,140 970,149

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.20%,  01/15/33 ................. USD 1,095 $ 1,085,752
5.05%,  07/15/33 ................. 2,410 2,359,152
5.75%,  01/15/34 ................. 810 830,612
5.15%,  04/15/34 ................. 1,310 1,287,546
4.70%,  01/15/35 ................. 1,050 994,214
4.38%,  04/15/40 ................. 1,859 1,609,523
3.00%,  02/15/41 ................. 2,420 1,730,213
4.50%,  04/15/50 ................. 2,501 2,050,810
3.30%,  02/15/51 ................. 2,872 1,894,180
3.40%,  10/15/52 ................. 2,620 1,739,808
5.65%,  01/15/53 ................. 1,465 1,415,369
5.75%,  01/15/54 ................. 1,535 1,496,501
6.00%,  06/15/54 ................. 1,025 1,036,479
5.50%,  01/15/55 ................. 799 756,449
5.25%,  06/15/55 ................. 1,335 1,212,281
3.60%,  11/15/60 ................. 1,385 911,870
5.80%,  09/15/62 ................. 505 491,694
Turkcell Iletisim Hizmetleri A/S
5.80%,  04/11/28
(f)
................. 400 388,871
7.45%,  01/24/30
(d)(h)
............... 200 201,670
7.65%,  01/24/32
(d)(h)
............... 400 403,341
United States Cellular Corp., 6.70%,  12/15/33 539 576,756
Vmed O2 UK Financing I plc
(d)
4.25%,  01/31/31 ................. 1,295 1,128,477
4.75%,  07/15/31 ................. 1,380 1,213,582
7.75%,  04/15/32 ................. 745 754,687
Vodafone Group plc
4.38%,  05/30/28 ................. 452 449,454
7.88%,  02/15/30 ................. 685 775,319
6.25%,  11/30/32 ................. 660 709,551
6.15%,  02/27/37 ................. 489 513,494
5.00%,  05/30/38 ................. 730 694,183
5.25%,  05/30/48 ................. 995 917,017
4.88%,  06/19/49 ................. 1,843 1,571,055
4.25%,  09/17/50 ................. 1,477 1,137,270
5.63%,  02/10/53 ................. 915 859,793
5.75%,  06/28/54 ................. 1,400 1,338,572
5.13%,  06/19/59 ................. 555 476,659
5.75%,  02/10/63 ................. 405 379,357
5.88%,  06/28/64 ................. 1,065 1,018,187
(5-Year USD Swap Semi + 4.87%),
7.00%,  04/04/79
(h)
............... 1,975 2,055,785
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
3.25%,  06/04/81
(h)
............... 500 484,879
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.77%),
4.13%,  06/04/81
(h)
............... 1,000 895,891
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.07%),
5.13%,  06/04/81
(h)
............... 935 721,407
Zegona Finance plc, 8.63%,  07/15/29
(d)
.... 890 952,684
114,206,865
Total Corporate Bonds — 30.9%
(Cost: $10,572,380,553) ............................ 9,980,886,393
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Financial Services — 0.0%
Clover Holdings SPV III LLC, 1st Lien Term
Loan, 15.00%
,
 12/06/27
(h)
............ USD 82 $ 82,858
Total Floating Rate Loan Interests — 0.0%
(Cost: $77,990) ................................. 82,858
Foreign Agency Obligations
Argentina — 0.0%
Bonos Para La Reconstruccion De Una
Argentina Libre
3.00%, 05/31/26 .................. 2,950 2,771,760
5.00%, 10/31/27 .................. 4,755 4,295,686
YPF SA
6.95%, 07/21/27
(f)
................. 685 688,907
9.00%, 06/30/29
(e)(f)(k)
............... 631 657,462
9.50%, 01/17/31
(f)
................. 790 837,420
8.75%, 09/11/31
(f)
................. 680 701,791
7.00%, 09/30/33
(f)(k)
................ 505 490,433
8.25%, 01/17/34
(d)
................. 1,000 1,002,493
7.00%, 12/15/47
(f)
................. 550 483,843
11,929,795
Australia — 0.0%
(d)
Export Finance & Insurance Corp., 3.88%
,
10/23/29 ....................... 520 507,375
NBN Co. Ltd.
1.45%, 05/05/26 .................. 1,565 1,503,540
1.63%, 01/08/27 .................. 495 467,027
4.00%, 10/01/27 .................. 435 427,392
5.75%, 10/06/28 .................. 1,090 1,122,325
4.25%, 10/01/29 .................. 430 417,999
2.63%, 05/05/31 .................. 1,513 1,315,619
2.50%, 01/08/32 .................. 525 443,214
6.00%, 10/06/33 .................. 1,000 1,052,219
7,256,710
Austria — 0.0%
Oesterreichische Kontrollbank AG
0.50%, 02/02/26 .................. 1,915 1,842,352
5.00%, 10/23/26 .................. 2,080 2,102,107
4.75%, 05/21/27 .................. 1,535 1,548,271
3.63%, 09/09/27 .................. 1,105 1,085,820
4.25%, 03/01/28 .................. 1,395 1,390,718
4.13%, 01/18/29 .................. 2,056 2,033,104
3.75%, 09/05/29 .................. 1,210 1,176,115
4.50%, 01/24/30 .................. 830 831,452
12,009,939
Azerbaijan — 0.0%
(f)
Southern Gas Corridor CJSC, 6.88%
,
03/24/26 1,950 1,972,983
State Oil Co. of the Azerbaijan Republic, 6.95%
,
03/18/30 ....................... 822 849,972
2,822,955
Bahrain — 0.0%
(f)
Bapco Energies BSC Closed, 8.38%
,
11/07/28 600 636,791
Gulf International Bank BSC, 5.75%
,
06/05/29 400 406,088
1,042,879
Belgium — 0.0%
Dexia SA
(d)
1.13%, 04/09/26
(e)
................. 1,099 1,055,972
4.50%, 03/19/27
(e)
................. 935 934,066

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Belgium (continued)
4.75%, 01/24/30 .................. USD 500 $ 499,866
2,489,904
Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 4.63%
,
02/04/30
(e)(f)
...................... 600 546,555
Canada — 0.1%
CDP Financial, Inc.
(d)
4.50%, 02/13/26 .................. 2,000 2,001,318
1.00%, 05/26/26 .................. 695 664,944
4.25%, 07/25/28
(e)
................. 1,000 991,902
4.88%, 06/05/29 .................. 1,360 1,375,874
4.63%, 01/24/30 .................. 1,325 1,322,426
5.60%, 11/25/39 .................. 455 464,745
CPPIB Capital, Inc.
(d)
0.88%, 09/09/26 .................. 2,265 2,143,319
2.75%, 11/02/27 .................. 250 239,318
4.25%, 07/20/28
(e)
................. 655 650,632
1.25%, 01/28/31 .................. 1,700 1,402,462
Export Development Canada
4.38%, 06/29/26 .................. 35 35,009
3.00%, 05/25/27 .................. 1,085 1,053,581
3.88%, 02/14/28 .................. 4,905 4,841,541
4.13%, 02/13/29 .................. 2,650 2,623,611
4.75%, 06/05/34 .................. 1,615 1,629,562
Hydro-Quebec
8.50%, 12/01/29 .................. 450 517,018
9.38%, 04/15/30 .................. 310 372,819
9.50%, 11/15/30 .................. 23 27,893
OMERS Finance Trust
(d)
5.50%, 11/15/33 .................. 1,000 1,031,567
4.00%, 04/19/52 .................. 795 611,677
Ontario Teachers' Finance Trust, 4.25%
,
04/25/28
(d)
...................... 4,300 4,267,714
Province of Ontario
(d)
0.88%, 09/21/26 .................. 115 108,656
4.63%, 04/10/29
(e)
................. 1,300 1,302,373
2.00%, 04/16/31 .................. 250 212,842
PSP Capital, Inc.
(d)
1.00%, 06/29/26
(e)
................. 415 395,512
1.63%, 10/26/28 .................. 90 81,350
30,369,665
Chile — 0.1%
Chile Electricity Lux Mpc II SARL, 5.58%
,
10/20/35
(f)
....................... 2,000 1,954,899
Chile Electricity Lux MPC SARL, 6.01%
,
01/20/33
(f)
....................... 744 756,651
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(f)
................. 1,000 963,410
3.00%, 09/30/29
(e)(f)
................ 1,000 892,903
3.15%, 01/14/30
(f)
................. 1,000 891,224
3.75%, 01/15/31
(f)
................. 800 716,611
5.13%, 02/02/33
(f)
................. 800 757,337
5.95%, 01/08/34
(e)(f)
................ 1,600 1,586,579
6.33%, 01/13/35
(d)
................. 600 609,204
5.63%, 09/21/35
(d)
................. 200 192,783
6.44%, 01/26/36
(f)
................. 1,600 1,623,446
6.15%, 10/24/36
(d)
................. 400 397,487
4.25%, 07/17/42
(d)
................. 800 613,189
5.63%, 10/18/43
(f)
................. 1,200 1,081,730
4.88%, 11/04/44
(f)
................. 800 654,958
4.50%, 08/01/47
(f)
................. 1,250 961,411
4.38%, 02/05/49
(f)
................. 1,200 895,519
3.70%, 01/30/50
(f)
................. 2,629 1,743,267
Security
Par (000)
Par (000) Value
Chile (continued)
3.15%, 01/15/51
(f)
................. USD 400 $ 239,512
6.30%, 09/08/53
(f)
................. 1,200 1,162,614
6.78%, 01/13/55
(d)
................. 600 609,207
Empresa de los Ferrocarriles del Estado
(f)
3.07%, 08/18/50 .................. 400 233,797
3.83%, 09/14/61 .................. 400 256,788
Empresa Nacional del Petroleo
(f)
5.25%, 11/06/29
(e)
................. 600 591,205
6.15%, 05/10/33 .................. 600 601,643
5.95%, 07/30/34
(e)
................. 800 791,996
4.50%, 09/14/47
(e)
................. 450 341,521
22,120,891
China — 0.1%
(f)
China Development Bank
3.38%, 01/24/27 .................. 800 786,928
(1-day SOFR + 0.33%), 4.68%, 04/16/27
(h)
1,000 999,555
1.63%, 10/27/30 .................. 1,200 1,025,234
4.00%, 01/24/37 .................. 600 557,378
Chongqing Nan'an Urban Construction &
Development Group Co. Ltd., 4.56%
,
06/10/26 ....................... 400 392,950
Export-Import Bank of China (The)
2.88%, 04/26/26 .................. 1,800 1,767,414
3.88%, 05/16/26 .................. 1,200 1,191,303
3.38%, 03/14/27 .................. 800 785,198
(SOFR Index + 0.38%), 4.77%, 11/05/27
(h)
800 800,700
3.25%, 11/28/27 .................. 400 389,311
4.00%, 11/28/47 .................. 600 509,339
Fujian Zhanglong Group Co. Ltd., 6.70%
,
09/02/26 ....................... 600 612,248
Guangzhou Development District Holding
Group Co. Ltd., 2.85%
,
01/19/27 ....... 600 572,454
Huzhou City Investment Development Group
Co. Ltd., 5.68%
,
06/06/26 ............ 200 201,365
Industrial & Commercial Bank of China Ltd., (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(h)(j)
.... 6,000 5,833,420
Shaoxing City Investment Group Ltd., 2.50%
,
08/19/26 ....................... 600 569,142
Shaoxing Shangyu State-owned Capital
Investment Operation Co. Ltd., 5.60%
,
01/30/27 ....................... 400 402,655
Wuhan Metro Group Co. Ltd., 4.25%
,
09/13/27 400 394,630
Wuhan Urban Construction Group Co. Ltd.,
5.70%
,
06/24/27 .................. 400 404,609
18,195,833
Colombia — 0.1%
Ecopetrol SA
8.63%, 01/19/29 .................. 1,000 1,060,460
6.88%, 04/29/30 .................. 2,000 1,966,858
4.63%, 11/02/31 .................. 1,150 959,613
7.75%, 02/01/32 .................. 1,800 1,764,004
8.88%, 01/13/33 .................. 2,200 2,266,695
8.38%, 01/19/36 .................. 1,850 1,798,180
7.38%, 09/18/43 .................. 900 772,629
5.88%, 05/28/45 .................. 2,000 1,397,407
5.88%, 11/02/51 .................. 700 476,462
Empresas Publicas de Medellin ESP
(f)
4.25%, 07/18/29 .................. 1,200 1,077,125
4.38%, 02/15/31
(e)
................. 400 344,590
Grupo Energia Bogota SA ESP
(f)
4.88%, 05/15/30 .................. 200 191,159

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia (continued)
7.85%, 11/09/33 .................. USD 600 $ 659,146
14,734,328
Costa Rica — 0.0%
Instituto Costarricense de Electricidad, 6.38%
,
05/15/43
(f)
....................... 400 357,535
Finland — 0.0%
(d)
Finnvera OYJ, 4.00%
,
06/15/28 .......... 50 49,330
Kuntarahoitus OYJ, 4.25%
,
01/31/29 ....... 1,300 1,290,169
1,339,499
France — 0.2%
Agence Francaise de Developpement EPIC
(f)
4.00%, 06/15/27 .................. 1,600 1,578,096
4.00%, 09/21/27 .................. 600 590,021
Caisse d'Amortissement de la Dette Sociale
(d)
0.63%, 02/18/26 .................. 265 254,683
4.88%, 09/19/26 .................. 4,000 4,023,981
4.25%, 01/24/27 .................. 3,500 3,483,589
3.75%, 09/12/27 .................. 3,000 2,945,436
3.75%, 05/24/28 .................. 9,675 9,445,286
4.50%, 05/22/29 .................. 4,135 4,118,078
4.75%, 01/22/30 .................. 1,255 1,260,459
1.00%, 10/21/30 .................. 2,000 1,634,058
1.38%, 01/20/31 .................. 2,460 2,034,091
2.13%, 01/26/32
(e)
................. 590 497,528
Electricite de France SA
5.70%, 05/23/28
(d)
................. 1,060 1,080,400
4.50%, 09/21/28
(d)
................. 2,635 2,591,763
5.65%, 04/22/29
(d)(e)
................ 1,305 1,332,163
6.25%, 05/23/33
(d)(e)
................ 1,485 1,553,936
5.95%, 04/22/34
(d)(e)
................ 900 918,012
5.75%, 01/13/35
(d)
................. 600 598,086
4.75%, 10/13/35
(d)
................. 590 541,756
4.88%, 09/21/38
(d)
................. 830 740,957
6.95%, 01/26/39
(d)
................. 1,674 1,829,346
5.60%, 01/27/40
(d)
................. 830 803,628
4.88%, 01/22/44
(d)
................. 1,185 1,017,258
4.95%, 10/13/45
(d)
................. 1,543 1,333,241
5.00%, 09/21/48
(d)
................. 1,106 946,229
6.90%, 05/23/53
(d)
................. 915 977,905
6.38%, 01/13/55
(d)
................. 600 598,246
5.25%, 10/13/55
(d)
................. 250 214,682
6.00%, 04/22/64
(d)
................. 880 810,001
4.50%, 12/04/69
(f)
................. 1,800 1,255,804
6.00%, 01/22/2114
(d)(e)
.............. 522 485,819
SFIL SA, 0.63%
,
02/09/26
(f)
............. 600 575,908
52,070,446
Germany — 0.2%
Kreditanstalt fuer Wiederaufbau
5.00%, 03/16/26 .................. 2,325 2,341,774
3.63%, 04/01/26 .................. 2,725 2,703,640
4.63%, 08/07/26 .................. 3,390 3,407,342
1.00%, 10/01/26 .................. 3,585 3,399,822
4.38%, 03/01/27 .................. 5,970 5,982,470
3.00%, 05/20/27 .................. 1,345 1,307,538
3.50%, 08/27/27 .................. 1,490 1,461,799
4.13%, 01/31/28 .................. 635 631,084
3.75%, 02/15/28 .................. 3,765 3,705,948
2.88%, 04/03/28
(e)
................. 3,701 3,545,016
3.88%, 06/15/28 .................. 3,465 3,417,297
4.00%, 03/15/29 .................. 5,137 5,066,836
1.75%, 09/14/29 .................. 2,049 1,826,008
4.63%, 03/18/30 .................. 1,010 1,019,589
Security
Par (000)
Par (000) Value
Germany (continued)
0.75%, 09/30/30 .................. USD 3,185 $ 2,607,971
4.75%, 10/29/30 .................. 1,680 1,707,068
4.13%, 07/15/33 .................. 10,605 10,260,215
4.38%, 02/28/34 .................. 2,930 2,879,790
0.00%, 04/18/36
(l)
................. 1,240 733,838
0.00%, 06/29/37
(l)
................. 1,354 752,329
Landeskreditbank Baden-Wuerttemberg
Foerderbank
(f)
4.88%, 03/09/26 .................. 30 30,119
4.00%, 01/22/27 .................. 200 198,710
1.38%, 10/12/28 .................. 200 179,701
Landwirtschaftliche Rentenbank
0.88%, 03/30/26 .................. 1,873 1,798,087
1.75%, 07/27/26 .................. 1,471 1,416,654
1.75%, 01/14/27
(f)
................. 1,375 1,308,336
3.88%, 09/28/27 .................. 460 455,014
2.50%, 11/15/27 .................. 2,058 1,960,649
1.00%, 02/25/28
(f)
................. 1,605 1,453,969
Series 44, 3.88%, 06/14/28 ........... 1,365 1,346,217
4.63%, 04/17/29 .................. 840 847,927
3.00%, 05/21/29
(f)
................. 1,940 1,833,150
0.88%, 09/03/30 .................. 2,066 1,702,627
4.13%, 02/06/31
(f)
................. 1,085 1,061,003
5.00%, 10/24/33 .................. 2,640 2,706,317
NRW Bank
(f)
0.88%, 03/09/26 .................. 975 937,722
4.63%, 03/08/27 .................. 438 439,355
78,432,931
Hong Kong — 0.1%
Airport Authority
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.70%), 2.10%
(f)
(h)(j)
......................... 800 775,136
1.75%, 01/12/27
(d)
................. 800 759,114
4.75%, 01/12/28
(d)
................. 1,000 1,003,544
(7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.74%), 2.40%
(f)
(h)(j)
......................... 400 370,911
4.75%, 07/15/28
(d)
................. 1,400 1,402,558
3.45%, 02/21/29
(f)
................. 200 191,017
4.88%, 01/12/30
(d)
................. 800 804,818
4.88%, 07/15/30
(d)
................. 1,000 1,003,311
1.63%, 02/04/31
(d)
................. 1,000 837,245
2.50%, 01/12/32
(d)(e)
................ 2,000 1,726,910
4.88%, 01/12/33
(d)
................. 800 799,179
5.13%, 01/15/35
(d)
................. 1,200 1,209,830
2.63%, 02/04/51
(d)(e)
................ 400 255,361
3.25%, 01/12/52
(d)
................. 1,200 867,045
3.50%, 01/12/62
(d)(e)
................ 600 435,854
Hong Kong Mortgage Corp. Ltd. (The)
(f)
4.13%, 10/18/27 .................. 400 396,826
4.88%, 09/13/28 .................. 800 807,343
MTR Corp. Ltd., 1.63%
,
08/19/30
(f)
........ 1,293 1,106,316
14,752,318
Hungary — 0.0%
(f)
Magyar Export-Import Bank Zrt., 6.13%
,
12/04/27 ....................... 1,200 1,211,953
MFB Magyar Fejlesztesi Bank Zrt., 6.50%
,
06/29/28 ....................... 1,200 1,220,425
MVM Energetika Zrt.
7.50%, 06/09/28 .................. 600 626,479
6.50%, 03/13/31 .................. 800 807,557
3,866,414

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India — 0.0%
Canara Bank, 4.90%
,
09/11/29
(f)
.......... USD 200 $ 197,706
Export-Import Bank of India
3.38%, 08/05/26
(f)
................. 850 831,292
3.88%, 02/01/28
(f)
................. 1,200 1,163,365
3.25%, 01/15/30
(f)
................. 1,100 1,006,170
2.25%, 01/13/31
(f)
................. 1,000 847,146
5.50%, 01/18/33
(f)
................. 1,000 1,002,857
5.50%, 01/13/35
(d)
................. 600 596,710
Indian Railway Finance Corp. Ltd.
(f)
3.57%, 01/21/32
(e)
................. 600 536,820
3.95%, 02/13/50 .................. 200 153,113
NTPC Ltd.
(f)
4.25%, 02/26/26 .................. 200 198,567
4.50%, 03/19/28 .................. 400 393,407
Oil & Natural Gas Corp. Ltd., 3.38%
,
12/05/29
(f)
200 184,819
Oil India Ltd., 5.13%
,
02/04/29
(f)
.......... 600 599,558
Power Finance Corp. Ltd.
(f)
3.75%, 12/06/27 .................. 400 385,690
5.25%, 08/10/28 .................. 200 200,330
6.15%, 12/06/28 .................. 600 618,550
4.50%, 06/18/29 .................. 600 580,135
3.90%, 09/16/29 .................. 400 376,276
3.95%, 04/23/30 .................. 800 746,362
3.35%, 05/16/31 .................. 400 356,052
10,974,925
Indonesia — 0.1%
(f)
Bank Mandiri Persero Tbk. PT
5.50%, 04/04/26 .................. 200 201,206
2.00%, 04/19/26 .................. 400 385,664
Bank Negara Indonesia Persero Tbk. PT
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.47%),
4.30%
(h)(j)
..................... 600 570,693
5.28%, 04/05/29 .................. 600 599,674
Hutama Karya Persero PT, 3.75%
,
05/11/30 .. 650 605,061
Pelabuhan Indonesia Persero PT, 5.38%
,
05/05/45 ....................... 420 389,353
Pertamina Persero PT
1.40%, 02/09/26 .................. 600 579,207
3.65%, 07/30/29 .................. 800 754,509
3.10%, 01/21/30 .................. 400 362,395
3.10%, 08/27/30
(e)
................. 1,000 900,313
2.30%, 02/09/31 .................. 600 506,316
6.50%, 05/27/41 .................. 400 415,571
6.00%, 05/03/42 .................. 1,028 1,004,702
5.63%, 05/20/43 .................. 1,200 1,128,810
6.45%, 05/30/44 .................. 1,800 1,840,877
6.50%, 11/07/48 .................. 600 620,649
4.70%, 07/30/49 .................. 1,000 818,333
4.18%, 01/21/50 .................. 1,000 752,351
4.15%, 02/25/60 .................. 800 568,969
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.13%, 05/15/27
(e)
................. 1,611 1,578,537
5.45%, 05/21/28 .................. 1,000 1,009,656
5.38%, 01/25/29 .................. 400 401,705
3.88%, 07/17/29 .................. 600 566,802
3.38%, 02/05/30 .................. 600 548,769
3.00%, 06/30/30 .................. 400 356,876
5.25%, 10/24/42 .................. 800 701,973
5.25%, 05/15/47 .................. 400 343,956
6.15%, 05/21/48 .................. 1,200 1,156,898
6.25%, 01/25/49 .................. 400 389,735
4.88%, 07/17/49 .................. 800 639,770
Security
Par (000)
Par (000) Value
Indonesia (continued)
4.38%, 02/05/50 .................. USD 400 $ 295,662
4.00%, 06/30/50
(e)
................. 1,000 691,363
Sarana Multi Infrastruktur Perusahaan
Perseroan Persero PT, 2.05%
,
05/11/26 .. 400 382,232
22,068,587
Israel — 0.0%
Israel Electric Corp. Ltd.
(f)
7.75%, 12/15/27 .................. 250 264,148
4.25%, 08/14/28
(d)
................. 1,000 958,467
3.75%, 02/22/32
(d)
................. 400 350,474
1,573,089
Japan — 0.1%
Development Bank of Japan, Inc.
(d)
5.13%, 09/01/26 .................. 35 35,317
1.25%, 10/20/26
(e)
................. 565 535,117
3.25%, 04/28/27
(e)
................. 719 699,394
4.63%, 04/10/29 .................. 1,000 1,000,242
1.88%, 08/28/29 .................. 1,010 895,836
1.00%, 08/27/30 .................. 160 131,643
1.25%, 01/28/31 .................. 1,000 821,015
4.50%, 01/30/34 .................. 550 537,477
4.88%, 01/16/35 .................. 400 403,461
Japan Bank for International Cooperation
2.38%, 04/20/26 .................. 745 726,242
4.25%, 04/27/26 .................. 180 179,396
1.88%, 07/21/26 .................. 330 317,901
2.25%, 11/04/26 .................. 2,476 2,383,692
1.63%, 01/20/27 .................. 65 61,577
2.88%, 06/01/27 .................. 4,029 3,884,999
2.88%, 07/21/27 .................. 1,170 1,126,096
4.63%, 07/22/27 .................. 1,000 1,002,970
4.38%, 10/05/27 .................. 105 104,750
2.75%, 11/16/27 .................. 1,580 1,508,386
4.63%, 07/19/28 .................. 1,385 1,390,695
3.25%, 07/20/28 .................. 1,575 1,513,336
3.50%, 10/31/28 .................. 904 872,636
2.13%, 02/16/29 .................. 1,465 1,332,354
2.00%, 10/17/29 .................. 670 596,430
1.25%, 01/21/31 .................. 2,030 1,670,382
4.38%, 01/24/31 .................. 490 481,998
1.88%, 04/15/31 .................. 4,250 3,607,291
4.63%, 04/17/34 .................. 1,060 1,047,604
Japan International Cooperation Agency
2.13%, 10/20/26 .................. 525 504,402
2.75%, 04/27/27 .................. 1,293 1,243,087
3.25%, 05/25/27 .................. 810 786,365
3.38%, 06/12/28 .................. 125 120,421
4.75%, 05/21/29 .................. 1,735 1,743,278
1.00%, 07/22/30
(e)
................. 1,675 1,378,206
34,643,996
Kazakhstan — 0.0%
Fund of National Welfare Samruk-Kazyna JSC,
2.00%
,
10/28/26
(f)
................. 400 375,987
Malaysia — 0.0%
(f)
Export-Import Bank of Malaysia Bhd., 1.83%
,
11/26/26 ........................ 400 379,571
Petroliam Nasional Bhd., 7.63%
,
10/15/26 ... 515 538,291
917,862
Mexico — 0.2%
Comision Federal de Electricidad
(f)
4.75%, 02/23/27 .................. 400 392,642

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
4.69%, 05/15/29 .................. USD 1,200 $ 1,127,843
5.70%, 01/24/30
(e)
................. 400 385,446
3.35%, 02/09/31 .................. 1,200 1,001,865
3.88%, 07/26/33 .................. 1,100 885,722
6.45%, 01/24/35 .................. 600 564,088
5.75%, 02/14/42 .................. 600 518,083
6.13%, 06/16/45
(e)
................. 600 527,260
4.68%, 02/09/51 .................. 600 397,896
6.26%, 02/15/52 .................. 400 333,101
Petroleos Mexicanos
6.88%, 08/04/26 .................. 3,150 3,096,185
6.49%, 01/23/27 .................. 1,730 1,673,960
6.50%, 03/13/27 .................. 4,063 3,920,550
5.35%, 02/12/28 .................. 2,182 1,987,749
6.50%, 01/23/29
(e)
................. 1,250 1,160,179
8.75%, 06/02/29 .................. 1,800 1,785,499
6.84%, 01/23/30 .................. 2,200 1,990,363
5.95%, 01/28/31 .................. 3,696 3,099,522
6.70%, 02/16/32 .................. 6,650 5,778,682
10.00%, 02/07/33
(e)
................ 1,950 2,005,515
6.63%, 06/15/35 .................. 2,720 2,152,640
6.50%, 06/02/41
(e)
................. 1,500 1,052,998
5.50%, 06/27/44
(e)
................. 755 465,164
6.38%, 01/23/45
(e)
................. 1,150 765,127
5.63%, 01/23/46 .................. 700 431,785
6.75%, 09/21/47 .................. 5,500 3,767,723
6.35%, 02/12/48 .................. 1,570 1,038,961
7.69%, 01/23/50 .................. 7,866 5,881,712
6.95%, 01/28/60 .................. 3,689 2,523,316
50,711,576
Morocco — 0.0%
OCP SA
(f)
3.75%, 06/23/31 .................. 800 695,288
6.75%, 05/02/34 .................. 1,200 1,221,263
6.88%, 04/25/44 .................. 600 580,463
5.13%, 06/23/51 .................. 1,000 757,684
7.50%, 05/02/54 .................. 600 607,752
3,862,450
Netherlands — 0.0%
BNG Bank NV
(d)
2.38%, 03/16/26
(e)
................. 265 259,161
0.88%, 05/18/26
(e)
................. 530 507,020
3.63%, 10/01/26 .................. 2,500 2,471,806
4.50%, 03/01/27 .................. 1,700 1,703,970
3.50%, 05/19/28 .................. 20 19,456
4.25%, 01/25/29 .................. 2,500 2,480,389
4.75%, 02/01/30 .................. 2,000 2,022,086
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV
(f)
4.75%, 11/15/28 .................. 1,000 1,011,771
4.50%, 06/12/29 .................. 200 200,145
3.75%, 10/10/29 .................. 200 193,769
Nederlandse Waterschapsbank NV
(d)
2.38%, 03/24/26
(e)
................. 1,120 1,094,835
4.00%, 06/01/28 .................. 545 538,638
4.38%, 02/28/29
(e)
................. 1,200 1,196,931
4.50%, 01/16/30 .................. 400 400,476
1.00%, 05/28/30 .................. 55 45,927
14,146,380
Nigeria — 0.0%
Africa Finance Corp., 5.55%
,
10/08/29
(d)
.... 600 590,880
Security
Par (000)
Par (000) Value
Norway — 0.1%
Equinor ASA
3.00%, 04/06/27 .................. USD 901 $ 875,682
7.25%, 09/23/27 .................. 444 475,881
3.63%, 09/10/28 .................. 1,548 1,497,424
6.50%, 12/01/28
(d)
................. 1,050 1,114,226
3.13%, 04/06/30 .................. 1,850 1,709,023
2.38%, 05/22/30 .................. 1,886 1,672,761
3.63%, 04/06/40 .................. 525 426,547
5.10%, 08/17/40 .................. 729 703,842
4.25%, 11/23/41 .................. 702 605,123
3.95%, 05/15/43 .................. 1,111 915,875
4.80%, 11/08/43 .................. 524 482,202
3.25%, 11/18/49 .................. 1,556 1,061,212
3.70%, 04/06/50 .................. 1,240 916,962
Kommunalbanken AS
(d)
1.50%, 01/20/27 .................. 739 698,982
4.00%, 01/19/28 .................. 4,545 4,496,329
4.50%, 09/01/28 .................. 5 5,020
4.25%, 01/24/29 .................. 1,300 1,291,518
3.63%, 09/04/29 .................. 1,500 1,449,367
1.13%, 06/14/30
(e)
................. 705 591,855
20,989,831
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(f)
........... 400 316,473
Panama — 0.0%
(f)
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 .................. 400 293,586
5.13%, 08/11/61 .................. 1,400 963,754
Autoridad del Canal de Panama, 4.95%
,
07/29/35 ....................... 200 189,740
Empresa de Transmision Electrica SA, 5.13%
,
05/02/49 ....................... 400 287,225
1,734,305
Peru — 0.0%
(f)
Corp. Financiera de Desarrollo SA
2.40%, 09/28/27 .................. 400 369,264
5.95%, 04/30/29 .................. 400 405,935
Fondo MIVIVIENDA SA, 4.63%
,
04/12/27 ... 550 541,317
Petroleos del Peru SA
4.75%, 06/19/32 .................. 800 606,614
5.63%, 06/19/47
(e)
................. 2,000 1,264,871
3,188,001
Philippines — 0.0%
Bangko Sentral ng Pilipinas International Bond,
8.60%
,
06/15/27 .................. 387 417,866
Development Bank of the Philippines, 2.38%
,
03/11/31
(f)
....................... 400 353,478
ROP Sukuk Trust, 5.05%
,
06/06/29
(e)(f)
...... 800 800,934
1,572,278
Poland — 0.0%
Bank Gospodarstwa Krajowego
(f)
6.25%, 10/31/28 .................. 1,000 1,043,753
5.38%, 05/22/33 .................. 1,600 1,567,937
5.75%, 07/09/34 .................. 1,800 1,800,200
6.25%, 07/09/54 .................. 1,800 1,770,902
6,182,792
Qatar — 0.0%
QatarEnergy
(f)
1.38%, 09/12/26 .................. 1,400 1,326,287
2.25%, 07/12/31 .................. 3,400 2,870,603

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Qatar (continued)
3.13%, 07/12/41 .................. USD 3,400 $ 2,488,806
3.30%, 07/12/51 .................. 4,000 2,720,400
9,406,096
Saudi Arabia — 0.1%
(f)
KSA Sukuk Ltd.
5.25%, 06/04/27 .................. 1,400 1,412,265
5.25%, 06/04/30 .................. 1,400 1,405,799
5.25%, 06/04/34 .................. 2,200 2,190,219
Saudi Arabian Oil Co.
3.50%, 04/16/29 .................. 3,000 2,823,549
2.25%, 11/24/30 .................. 2,000 1,714,227
5.25%, 07/17/34 .................. 2,000 1,977,516
4.25%, 04/16/39 .................. 2,800 2,392,589
4.38%, 04/16/49 .................. 2,700 2,145,086
3.25%, 11/24/50 .................. 2,200 1,412,032
5.75%, 07/17/54 .................. 2,000 1,866,648
5.88%, 07/17/64 .................. 2,000 1,861,935
3.50%, 11/24/70 .................. 2,200 1,353,162
22,555,027
Serbia — 0.0%
Telecommunications co Telekom Srbija AD
Belgrade, 7.00%
,
10/28/29
(f)
.......... 800 794,732
Singapore — 0.0%
(f)
Bayfront Infrastructure Management Pte. Ltd.,
4.26%
,
05/16/26 .................. 400 398,266
Clifford Capital Pte. Ltd.
1.12%, 03/23/26 .................. 600 577,410
3.38%, 03/07/28 .................. 200 193,052
1,168,728
South Africa — 0.0%
Eskom Holdings SOC Ltd.
(f)
4.31%, 07/23/27 .................. 400 381,501
6.35%, 08/10/28 .................. 840 832,856
1,214,357
South Korea — 0.2%
Export-Import Bank of Korea
0.63%, 02/09/26
(e)
................. 800 768,452
2.63%, 05/26/26 .................. 1,200 1,169,380
3.25%, 08/12/26 .................. 800 784,077
1.13%, 12/29/26 .................. 800 749,531
4.63%, 01/11/27 .................. 800 801,307
1.63%, 01/18/27 .................. 1,000 946,050
2.38%, 04/21/27 .................. 600 573,259
4.00%, 09/11/27 .................. 800 790,015
4.25%, 09/15/27 .................. 1,000 993,229
4.13%, 10/17/27 .................. 200 198,189
5.00%, 01/11/28 .................. 1,800 1,816,871
4.63%, 01/14/28 .................. 400 400,462
5.13%, 09/18/28 .................. 1,000 1,015,690
1.75%, 10/19/28
(f)
................. 800 720,884
(1-day SOFR + 0.88%), 5.26%, 11/21/28
(f)(h)
650 658,237
4.50%, 01/11/29 .................. 800 792,826
4.00%, 09/11/29 .................. 800 775,360
(1-day SOFR + 0.82%), 5.19%, 09/11/29
(h)
600 605,593
4.88%, 01/14/30 .................. 1,000 1,004,038
1.25%, 09/21/30 .................. 600 495,627
1.38%, 02/09/31
(e)
................. 600 491,623
2.13%, 01/18/32
(e)
................. 400 332,262
4.50%, 09/15/32 .................. 800 772,704
5.13%, 01/11/33 .................. 800 803,283
4.63%, 06/07/33
(f)
................. 400 388,174
5.13%, 09/18/33 .................. 600 602,485
Security
Par (000)
Par (000) Value
South Korea (continued)
4.63%, 01/11/34
(e)
................. USD 600 $ 581,236
5.25%, 01/14/35 .................. 400 403,900
2.50%, 06/29/41 .................. 400 278,032
Incheon International Airport Corp., 1.25%
,
05/04/26
(f)
....................... 200 191,580
Industrial Bank of Korea
(f)
5.38%, 10/04/28 .................. 600 613,690
4.00%, 09/30/29 .................. 400 388,238
Korea Development Bank (The)
0.80%, 04/27/26 .................. 400 381,986
0.80%, 07/19/26 .................. 1,000 946,851
1.00%, 09/09/26 .................. 810 765,405
2.00%, 09/12/26 .................. 200 192,004
5.38%, 10/23/26 .................. 600 607,439
4.63%, 02/15/27 .................. 1,800 1,804,321
2.25%, 02/24/27 .................. 200 191,222
1.38%, 04/25/27 .................. 800 747,383
4.75%, 06/26/27
(f)
................. 1,000 1,005,464
4.13%, 10/16/27 .................. 400 396,077
4.63%, 02/03/28 .................. 800 800,160
4.38%, 02/15/28 .................. 1,200 1,190,706
5.38%, 10/23/28 .................. 600 614,589
4.50%, 02/15/29
(e)
................. 1,200 1,188,956
4.88%, 02/03/30 .................. 1,200 1,203,360
(1-day SOFR + 0.76%), 5.13%, 02/03/30
(h)
800 800,048
1.63%, 01/19/31 .................. 300 249,306
2.00%, 04/01/31
(f)
................. 200 168,798
2.00%, 10/25/31 .................. 400 333,552
4.25%, 09/08/32 .................. 400 379,719
4.38%, 02/15/33 .................. 800 763,492
5.63%, 10/23/33 .................. 600 623,004
Korea Electric Power Corp.
(f)
5.38%, 04/06/26 .................. 400 402,825
5.38%, 07/31/26 .................. 600 605,690
1.13%, 09/24/26 .................. 400 377,545
4.88%, 01/31/27 .................. 1,400 1,405,031
4.00%, 06/14/27 .................. 400 393,807
5.50%, 04/06/28 .................. 200 203,483
Korea Expressway Corp.
(f)
1.13%, 05/17/26
(e)
................. 600 573,003
5.00%, 05/14/27 .................. 400 403,556
Korea Gas Corp.
1.13%, 07/13/26
(f)
................. 400 380,205
2.25%, 07/18/26
(e)(f)
................ 600 579,568
3.88%, 07/13/27
(f)
................. 400 393,215
3.13%, 07/20/27
(f)
................. 200 193,074
4.88%, 07/05/28
(f)
................. 200 200,095
5.00%, 07/08/29
(e)(f)
................ 600 601,716
2.88%, 07/16/29
(e)(f)
................ 700 643,837
2.00%, 07/13/31
(e)(f)
................ 800 668,533
6.25%, 01/20/42
(d)
................. 200 218,563
Korea Housing Finance Corp.
(f)
5.38%, 11/15/26 .................. 400 405,043
4.88%, 08/27/27 .................. 400 402,739
4.63%, 02/24/28 .................. 1,000 996,256
4.13%, 03/12/28 .................. 600 588,706
4.63%, 02/24/33 .................. 200 193,596
Korea Hydro & Nuclear Power Co. Ltd.
(f)
1.25%, 04/27/26 .................. 400 383,151
3.13%, 07/25/27 .................. 400 385,531
4.25%, 07/27/27 .................. 600 593,691
5.00%, 07/18/28 .................. 400 401,650
4.63%, 07/29/29
(e)
................. 600 592,090
Korea Land & Housing Corp., 4.25%
,
10/22/27
(f)
400 396,476

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
Korea Mine Rehabilitation & Mineral Resources
Corp.
(f)
1.75%, 04/15/26 .................. USD 600 $ 578,195
4.13%, 04/20/27 .................. 400 393,520
5.38%, 05/11/28 .................. 400 404,304
5.13%, 05/08/29 .................. 400 400,208
Korea National Oil Corp.
(f)
4.75%, 04/03/26 .................. 400 399,739
1.25%, 04/07/26 .................. 800 767,825
2.63%, 04/14/26 .................. 600 584,908
2.50%, 10/24/26 .................. 200 192,480
5.25%, 11/14/26 .................. 200 201,645
(1-day SOFR + 1.08%), 5.46%, 11/14/26
(h)
800 805,955
3.38%, 03/27/27 .................. 400 389,085
4.88%, 04/03/27 .................. 600 602,000
2.13%, 04/18/27 .................. 600 567,755
4.88%, 04/03/28 .................. 600 599,442
4.88%, 04/03/29 .................. 600 596,828
4.25%, 09/30/29 .................. 200 193,760
1.63%, 10/05/30 .................. 800 668,167
2.38%, 04/07/31 .................. 400 343,382
2.63%, 04/18/32 .................. 200 169,566
Korea SMEs & Startups Agency, 2.13%
,
08/30/26
(f)
....................... 400 383,990
Korea South-East Power Co. Ltd., 1.00%
,
02/03/26
(f)
....................... 400 385,153
60,470,708
Supranational — 1.2%
Africa Finance Corp.
4.38%, 04/17/26
(f)
................. 665 654,623
2.88%, 04/28/28
(d)
................. 600 549,308
3.75%, 10/30/29
(f)
................. 600 546,250
African Development Bank
0.88%, 03/23/26 .................. 1,610 1,548,528
0.88%, 07/22/26 .................. 5,008 4,765,391
4.63%, 01/04/27 .................. 2,385 2,398,473
4.13%, 02/25/27 .................. 1,570 1,564,222
4.38%, 11/03/27 .................. 2,325 2,328,926
4.38%, 03/14/28 .................. 2,284 2,287,223
3.50%, 09/18/29 .................. 460 442,660
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.58%),
5.75%
(h)(j)
..................... 990 953,886
African Export-Import Bank (The)
(d)
2.63%, 05/17/26 .................. 225 216,509
3.99%, 09/21/29 .................. 700 645,725
3.80%, 05/17/31 .................. 920 803,831
Arab Petroleum Investments Corp.
1.26%, 02/10/26
(f)
................. 600 578,456
1.48%, 10/06/26
(d)
................. 70 66,195
5.43%, 05/02/29
(d)
................. 655 662,801
Asian Development Bank
0.50%, 02/04/26 .................. 2,805 2,701,192
1.00%, 04/14/26 .................. 4,203 4,042,608
2.00%, 04/24/26 .................. 1,512 1,470,828
4.88%, 05/21/26 .................. 3,090 3,112,513
1.75%, 08/14/26 .................. 1,005 967,573
2.63%, 01/12/27 .................. 984 953,907
4.13%, 01/12/27 .................. 3,275 3,266,057
1.50%, 01/20/27 .................. 3,385 3,209,313
2.38%, 08/10/27 .................. 530 506,009
6.22%, 08/15/27 .................. 378 392,313
3.13%, 08/20/27 .................. 4,165 4,049,140
2.50%, 11/02/27 .................. 1,943 1,853,333
Security
Par (000)
Par (000) Value
Supranational (continued)
2.75%, 01/19/28 .................. USD 1,255 $ 1,201,093
3.75%, 04/25/28 .................. 2,710 2,663,642
1.25%, 06/09/28
(e)
................. 1,660 1,502,539
5.82%, 06/16/28 .................. 755 788,390
4.50%, 08/25/28 .................. 3,245 3,262,040
3.13%, 09/26/28 .................. 808 776,432
4.88%, 09/26/28 .................. 55 55,159
6.38%, 10/01/28 .................. 380 401,234
4.38%, 03/06/29 .................. 3,282 3,282,157
1.88%, 03/15/29 .................. 545 494,281
4.95%, 04/12/29 .................. 90 90,050
3.63%, 08/28/29 .................. 2,115 2,048,554
1.75%, 09/19/29 .................. 2,621 2,332,586
1.88%, 01/24/30 .................. 4,396 3,902,851
0.75%, 10/08/30 .................. 2,435 1,988,022
1.50%, 03/04/31 .................. 1,255 1,057,082
3.13%, 04/27/32 .................. 580 529,928
3.88%, 09/28/32 .................. 690 660,298
4.00%, 01/12/33 .................. 2,900 2,787,215
3.88%, 06/14/33 .................. 9,455 8,986,869
4.13%, 01/12/34 .................. 824 794,515
Asian Infrastructure Investment Bank (The)
4.88%, 09/14/26 .................. 1,975 1,992,458
4.00%, 01/15/27
(f)
................. 155 154,105
3.75%, 09/14/27 .................. 1,325 1,307,194
4.00%, 01/18/28 .................. 1,865 1,849,304
4.13%, 01/18/29 .................. 2,662 2,639,728
4.50%, 01/16/30 .................. 690 692,360
4.25%, 03/13/34 .................. 2,345 2,278,319
Banque Ouest Africaine de Developpement
(d)
5.00%, 07/27/27
(e)
................. 655 638,631
4.70%, 10/22/31 .................. 255 229,376
Corp. Andina de Fomento
4.75%, 04/01/26 .................. 855 855,932
2.25%, 02/08/27 .................. 900 858,697
6.00%, 04/26/27 .................. 1,640 1,687,518
4.13%, 01/07/28 .................. 1,010 995,735
5.00%, 01/24/29 .................. 2,174 2,192,284
Council of Europe Development Bank
3.75%, 05/25/26 .................. 1,215 1,206,349
0.88%, 09/22/26 .................. 1,245 1,178,593
4.63%, 06/11/27 .................. 770 775,507
3.63%, 01/26/28 .................. 425 416,602
4.13%, 01/24/29 .................. 1,725 1,707,963
4.50%, 01/15/30 .................. 475 476,669
Eurofima Europaeische Gesellschaft fuer die
Finanzierung von Eisenbahnmaterial, 4.88%
,
07/22/26
(f)
....................... 200 200,878
European Bank for Reconstruction &
Development
4.38%, 03/09/28 .................. 1,905 1,907,973
4.13%, 01/25/29 .................. 2,545 2,521,788
4.25%, 03/13/34 .................. 1,690 1,640,299
European Investment Bank
0.38%, 03/26/26 .................. 2,705 2,587,483
2.13%, 04/13/26 .................. 2,810 2,740,157
0.75%, 10/26/26 .................. 1,353 1,274,503
0.00%, 11/06/26
(l)
................. 230 213,512
1.38%, 03/15/27 .................. 3,060 2,882,940
4.38%, 03/19/27 .................. 3,215 3,222,275
2.38%, 05/24/27 .................. 2,015 1,931,426
0.63%, 10/21/27 .................. 605 548,846
3.25%, 11/15/27 .................. 1,408 1,370,184
3.88%, 03/15/28 .................. 2,905 2,868,834
4.50%, 10/16/28 .................. 3,867 3,887,314

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Supranational (continued)
4.00%, 02/15/29 .................. USD 6,015 $ 5,934,761
1.75%, 03/15/29 .................. 1,520 1,371,884
4.75%, 06/15/29 .................. 5,255 5,332,631
1.63%, 10/09/29 .................. 952 841,654
3.75%, 11/15/29 .................. 5,025 4,884,360
4.50%, 03/14/30 .................. 535 537,035
0.88%, 05/17/30 .................. 1,280 1,068,190
3.63%, 07/15/30 .................. 3,185 3,064,201
0.75%, 09/23/30 .................. 2,326 1,904,371
1.25%, 02/14/31 .................. 3,260 2,710,433
1.63%, 05/13/31 .................. 565 477,734
4.38%, 10/10/31 .................. 4,035 4,002,372
3.75%, 02/14/33 .................. 10,585 10,017,515
4.13%, 02/13/34 .................. 3,690 3,549,947
4.88%, 02/15/36 .................. 1,400 1,427,301
Inter-American Development Bank
0.88%, 04/20/26 .................. 5,840 5,605,891
4.50%, 05/15/26 .................. 1,490 1,493,431
2.00%, 06/02/26 .................. 1,458 1,414,765
2.00%, 07/23/26 .................. 1,772 1,714,799
1.50%, 01/13/27 .................. 5,760 5,464,241
4.38%, 02/01/27 .................. 1,575 1,577,655
2.38%, 07/07/27 .................. 2,190 2,093,610
0.63%, 09/16/27 .................. 1,470 1,337,609
4.00%, 01/12/28 .................. 2,310 2,290,402
1.13%, 07/20/28 .................. 3,163 2,840,562
3.13%, 09/18/28 .................. 2,771 2,660,088
4.13%, 02/15/29 .................. 3,620 3,587,999
2.25%, 06/18/29 .................. 3,558 3,259,597
3.50%, 09/14/29 .................. 2,380 2,291,999
4.50%, 02/15/30 .................. 475 476,797
1.13%, 01/13/31 .................. 5,185 4,284,271
3.63%, 09/17/31 .................. 515 488,470
3.50%, 04/12/33 .................. 10,485 9,705,362
4.50%, 09/13/33 .................. 1,570 1,555,777
4.38%, 07/17/34 .................. 2,930 2,870,350
3.88%, 10/28/41 .................. 1,089 951,335
3.20%, 08/07/42 .................. 280 221,577
4.38%, 01/24/44 .................. 958 881,870
Inter-American Investment Corp.
3.63%, 02/17/27 .................. 300 295,688
4.13%, 02/15/28 .................. 1,380 1,369,686
4.75%, 09/19/28 .................. 1,190 1,203,584
4.25%, 02/14/29 .................. 1,385 1,375,352
International Bank for Reconstruction &
Development
4.75%, 04/10/26 .................. 2,660 2,673,340
0.88%, 07/15/26 .................. 790 752,619
4.00%, 08/27/26 .................. 3,005 2,993,258
1.88%, 10/27/26 .................. 2,931 2,815,111
3.13%, 06/15/27 .................. 4,979 4,851,880
2.50%, 11/22/27 .................. 2,946 2,807,715
0.75%, 11/24/27 .................. 4,293 3,894,162
1.38%, 04/20/28 .................. 3,420 3,120,867
4.50%, 06/26/28 .................. 10,130 10,054,515
3.50%, 07/12/28 .................. 3,810 3,709,235
4.63%, 08/01/28 .................. 3,841 3,876,340
1.13%, 09/13/28 .................. 4,242 3,790,571
5.50%, 03/05/29 .................. 60 59,984
3.63%, 09/21/29 .................. 3,400 3,290,393
3.88%, 10/16/29 .................. 1,895 1,852,671
1.75%, 10/23/29 .................. 2,879 2,557,235
3.88%, 02/14/30 .................. 5,665 5,527,561
1.55%, 03/19/30 .................. 95 81,558
0.88%, 05/14/30 .................. 3,913 3,264,817
Security
Par (000)
Par (000) Value
Supranational (continued)
4.00%, 07/25/30 .................. USD 3,070 $ 3,004,510
0.75%, 08/26/30 .................. 3,860 3,162,629
4.00%, 01/10/31 .................. 5,410 5,270,857
1.25%, 02/10/31 .................. 3,905 3,242,243
4.50%, 04/10/31 .................. 3,485 3,483,114
1.63%, 11/03/31 .................. 6,202 5,159,605
4.63%, 01/15/32 .................. 765 767,822
2.50%, 03/29/32 .................. 1,265 1,108,572
4.75%, 11/14/33 .................. 3,495 3,527,920
5.10%, 04/05/34 .................. 50 48,948
5.75%, 05/02/34 .................. 20 20,132
3.88%, 08/28/34 .................. 8,830 8,307,702
4.50%, 08/28/34 .................. 30 28,622
4.75%, 02/15/35
(e)
................. 2,033 2,043,439
International Development Association
0.88%, 04/28/26
(d)
................. 195 186,868
0.75%, 06/10/27
(f)
................. 410 377,373
4.88%, 11/01/28
(d)
................. 2,295 2,334,968
4.38%, 06/11/29
(d)
................. 4,420 4,410,494
4.38%, 11/27/29
(d)
................. 2,635 2,627,188
1.00%, 12/03/30
(d)
................. 35 28,779
3.75%, 09/12/31
(d)
................. 215 204,978
International Finance Corp.
2.13%, 04/07/26 .................. 2,773 2,703,677
0.75%, 10/08/26 .................. 2,789 2,631,412
4.38%, 01/15/27 .................. 895 896,322
4.50%, 07/13/28 .................. 2,260 2,275,356
4.25%, 07/02/29 .................. 935 929,772
0.75%, 08/27/30
(e)
................. 1,610 1,320,920
International Finance Facility for Immunisation
Co.
(f)
1.00%, 04/21/26 .................. 141 135,079
4.13%, 10/29/27 .................. 175 173,784
New Development Bank (The)
(f)
5.13%, 04/26/26 .................. 200 199,777
1.13%, 04/27/26 .................. 200 190,569
4.68%, 11/07/27 .................. 1,200 1,199,688
Nordic Investment Bank
3.38%, 09/08/27 .................. 345 337,107
4.38%, 03/14/28 .................. 1,365 1,367,238
4.25%, 02/28/29 .................. 1,015 1,009,810
378,202,728
Sweden — 0.0%
Kommuninvest I Sverige AB, 3.50%
,
08/25/27
(d)
120 117,591
Svensk Exportkredit AB
4.38%, 02/13/26 .................. 1,600 1,597,839
2.25%, 03/22/27 .................. 1,585 1,515,390
3.75%, 09/13/27 .................. 1,200 1,182,081
4.13%, 06/14/28 .................. 1,240 1,229,334
4.25%, 02/01/29 .................. 975 966,338
4.88%, 10/04/30 .................. 1,065 1,080,188
7,688,761
Thailand — 0.0%
Export-Import Bank of Thailand
(f)
3.90%, 06/02/27 .................. 200 195,849
5.35%, 05/16/29 .................. 600 607,391
803,240
Turkey — 0.0%
(f)
Turkiye Ihracat Kredi Bankasi A/S
5.75%, 07/06/26 .................. 800 797,212
9.00%, 01/28/27 .................. 600 629,937
7.50%, 02/06/28 .................. 400 407,884
Turkiye Vakiflar Bankasi TAO

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Turkey (continued)
5.50%, 10/01/26 .................. USD 400 $ 397,396
9.00%, 10/12/28 .................. 800 852,489
6.88%, 01/07/30 .................. 400 394,160
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.67%), 8.99%,
10/05/34
(h)
.................... 1,000 1,042,606
Turkiye Varlik Fonu Yonetimi A/S, 8.25%
,
02/14/29 ....................... 400 415,021
4,936,705
Ukraine — 0.0%
NPC Ukrenergo, 6.88%
,
11/09/28
(a)(f)(g)
...... 600 467,303
United Arab Emirates — 0.0%
(f)
Emirates Development Bank PJSC, 1.64%
,
06/15/26 ....................... 600 572,567
Finance Department Government of Sharjah
6.50%, 11/23/32 .................. 800 821,807
3.63%, 03/10/33 .................. 1,000 842,928
6.13%, 03/06/36 .................. 1,000 984,810
4.00%, 07/28/50 .................. 1,000 640,455
4.38%, 03/10/51 .................. 400 271,614
Masdar Abu Dhabi Future Energy Co.
4.88%, 07/25/29 .................. 600 593,587
4.88%, 07/25/33 .................. 800 774,266
5.25%, 07/25/34 .................. 400 394,490
5,896,524
United Kingdom — 0.0%
Bank of England Euro Note
(d)
4.63%, 03/06/26
(e)
................. 1,410 1,413,993
4.50%, 03/05/27 .................. 230 230,776
1,644,769
Total Foreign Agency Obligations — 2.9%
(Cost: $978,739,148) .............................. 943,437,687
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
(f)
8.25%, 05/09/28 .................. 1,600 1,507,202
8.00%, 11/26/29 .................. 2,000 1,802,840
8.75%, 04/14/32 .................. 1,800 1,598,273
9.38%, 05/08/48 .................. 1,600 1,320,993
9.13%, 11/26/49 .................. 1,200 966,871
7,196,179
Argentina — 0.2%
Argentine Republic (The)
1.00%, 07/09/29 .................. 3,675 2,751,503
0.75%, 07/09/30
(k)
................. 24,600 17,441,041
4.12%, 07/09/35
(k)
................. 32,538 22,037,610
5.00%, 01/09/38
(k)
................. 14,905 10,657,835
3.50%, 07/09/41
(k)
................. 11,630 7,349,570
4.12%, 07/09/46
(e)(k)
................ 2,761 1,853,727
Ciudad Autonoma De Buenos Aires, 7.50%
,
06/01/27
(f)
....................... 900 902,159
Provincia de Buenos Aires
(f)(k)
5.87%, 09/01/37 .................. 750 458,025
6.63%, 09/01/37 .................. 5,925 4,198,304
Provincia de Cordoba, 6.99%
,
06/01/27
(e)(f)(k)
.. 452 428,509
68,078,283
Azerbaijan — 0.0%
Republic of Azerbaijan, 3.50%
,
09/01/32
(f)
... 950 820,740
Security
Par (000)
Par (000) Value
Bahrain — 0.1%
CBB International Sukuk Programme Co. WLL
4.50%, 03/30/27
(f)
................. USD 1,000 $ 973,987
3.95%, 09/16/27
(f)
................. 1,200 1,145,132
3.88%, 05/18/29
(f)
................. 1,200 1,104,350
6.25%, 10/18/30
(f)
................. 600 610,583
6.00%, 02/12/31
(f)
................. 1,000 1,007,658
5.88%, 06/05/32
(d)
................. 800 799,854
Kingdom of Bahrain
(f)
4.25%, 01/25/28 .................. 600 567,763
7.00%, 10/12/28 .................. 1,400 1,438,079
6.75%, 09/20/29 .................. 1,400 1,423,803
7.38%, 05/14/30 .................. 1,100 1,145,120
5.63%, 09/30/31 .................. 1,000 945,978
5.45%, 09/16/32 .................. 1,200 1,112,761
5.25%, 01/25/33 .................. 1,400 1,267,954
5.63%, 05/18/34 .................. 1,600 1,470,033
7.75%, 04/18/35 .................. 1,000 1,055,894
7.50%, 02/12/36 .................. 1,000 1,037,469
6.00%, 09/19/44 .................. 1,000 842,853
7.50%, 09/20/47 .................. 1,000 990,272
6.25%, 01/25/51 .................. 400 338,213
19,277,756
Belgium — 0.0%
Kingdom of Belgium, 4.88%
,
06/10/55
(d)
..... 1,200 1,107,634
Bermuda — 0.0%
Bermuda Government Bond
(f)
3.72%, 01/25/27 .................. 125 121,399
4.75%, 02/15/29 .................. 215 210,743
2.38%, 08/20/30 .................. 1,145 979,289
5.00%, 07/15/32 .................. 1,195 1,156,162
3.38%, 08/20/50
(e)
................. 760 505,755
2,973,348
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia
(e)(f)
4.50%, 03/20/28 .................. 1,000 619,619
7.50%, 03/02/30 .................. 800 500,606
1,120,225
Brazil — 0.1%
Federative Republic of Brazil
6.00%, 04/07/26
(e)
................. 1,800 1,819,553
10.13%, 05/15/27
(e)
................ 997 1,095,882
4.63%, 01/13/28
(e)
................. 3,000 2,922,652
4.50%, 05/30/29 .................. 1,800 1,708,493
3.88%, 06/12/30 .................. 3,000 2,692,742
6.25%, 03/18/31 .................. 2,100 2,096,398
3.75%, 09/12/31
(e)
................. 1,600 1,384,125
6.13%, 01/22/32 .................. 1,800 1,760,415
6.00%, 10/20/33 .................. 2,200 2,108,882
8.25%, 01/20/34 .................. 1,575 1,739,062
6.13%, 03/15/34 .................. 2,200 2,107,815
7.13%, 01/20/37
(e)
................. 1,671 1,728,499
5.63%, 01/07/41
(e)
................. 2,200 1,914,100
5.00%, 01/27/45 .................. 3,500 2,639,243
5.63%, 02/21/47 .................. 2,400 1,928,811
4.75%, 01/14/50 .................. 3,900 2,705,270
7.13%, 05/13/54 .................. 2,200 2,081,288
34,433,230
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%
,
03/05/37
(f)
1,600 1,502,901

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada — 0.2%
Canadian Government Bond
0.75%, 05/19/26 .................. USD 980 $ 937,170
3.75%, 04/26/28 .................. 290 285,618
4.63%, 04/30/29
(e)
................. 2,770 2,801,712
Province of Alberta
2.05%, 08/17/26
(d)
................. 285 275,080
3.30%, 03/15/28 .................. 3,130 3,026,512
1.30%, 07/22/30 .................. 2,970 2,497,127
4.50%, 01/24/34 .................. 380 368,462
Province of British Columbia
2.25%, 06/02/26 .................. 1,751 1,702,816
0.90%, 07/20/26 .................. 1,911 1,817,486
4.80%, 11/15/28 .................. 1,700 1,718,463
4.90%, 04/24/29 .................. 2,515 2,548,415
1.30%, 01/29/31 .................. 1,030 849,773
4.20%, 07/06/33 .................. 2,060 1,966,220
4.75%, 06/12/34 .................. 2,520 2,487,711
7.25%, 09/01/36 .................. 250 295,485
Province of Manitoba
2.13%, 06/22/26 .................. 2,263 2,192,605
1.50%, 10/25/28 .................. 275 246,963
4.30%, 07/27/33 .................. 10 9,590
4.90%, 05/31/34 .................. 1,800 1,796,536
Province of New Brunswick, 3.63%
,
02/24/28 . 940 914,589
Province of Ontario
1.05%, 04/14/26 .................. 830 797,997
2.50%, 04/27/26 .................. 4,218 4,122,970
2.30%, 06/15/26 .................. 1,016 988,007
3.10%, 05/19/27
(e)
................. 400 388,664
1.05%, 05/21/27 .................. 410 380,145
4.20%, 01/18/29 .................. 2,640 2,607,315
3.70%, 09/17/29 .................. 2,000 1,928,761
2.00%, 10/02/29 .................. 2,333 2,084,103
4.70%, 01/15/30 .................. 290 291,334
1.13%, 10/07/30 .................. 3,435 2,841,209
1.60%, 02/25/31 .................. 1,420 1,192,715
1.80%, 10/14/31 .................. 785 654,063
2.13%, 01/21/32 .................. 1,630 1,378,914
5.05%, 04/24/34 .................. 1,700 1,715,980
Province of Quebec
2.50%, 04/20/26 .................. 2,952 2,886,561
2.75%, 04/12/27 .................. 4,162 4,017,858
3.63%, 04/13/28 .................. 1,055 1,029,020
4.50%, 04/03/29 .................. 3,535 3,529,291
7.50%, 09/15/29 .................. 743 831,624
1.35%, 05/28/30 .................. 2,330 1,975,246
1.90%, 04/21/31 .................. 1,225 1,042,318
4.50%, 09/08/33 .................. 1,085 1,057,515
4.25%, 09/05/34 .................. 2,100 1,993,543
Province of Saskatchewan
3.25%, 06/08/27 .................. 265 257,676
4.65%, 01/28/30 .................. 415 416,166
69,147,328
Chile — 0.1%
Republic of Chile
2.75%, 01/31/27 .................. 1,000 960,024
3.24%, 02/06/28 .................. 2,000 1,901,248
4.85%, 01/22/29 .................. 1,800 1,785,340
2.45%, 01/31/31 .................. 1,600 1,377,389
2.55%, 01/27/32 .................. 1,400 1,180,234
2.55%, 07/27/33 .................. 2,000 1,619,570
3.50%, 01/31/34 .................. 1,400 1,209,527
4.95%, 01/05/36 .................. 2,211 2,096,040
5.65%, 01/13/37
(h)
................. 800 802,411
Security
Par (000)
Par (000) Value
Chile (continued)
3.10%, 05/07/41 .................. USD 2,900 $ 2,079,191
4.34%, 03/07/42 .................. 2,000 1,680,758
3.63%, 10/30/42 .................. 150 113,137
3.86%, 06/21/47 .................. 1,400 1,046,118
3.50%, 01/25/50 .................. 1,850 1,273,767
4.00%, 01/31/52 .................. 1,000 744,870
3.50%, 04/15/53 .................. 1,200 811,215
5.33%, 01/05/54
(e)
................. 1,447 1,327,402
3.10%, 01/22/61
(e)
................. 1,804 1,060,095
3.25%, 09/21/71 .................. 1,000 587,266
23,655,602
China — 0.0%
People's Republic of China
(f)
1.25%, 10/26/26 .................. 1,600 1,524,573
2.63%, 11/02/27 .................. 1,000 966,611
3.50%, 10/19/28 .................. 800 786,105
2.13%, 12/03/29 .................. 2,000 1,833,433
1.20%, 10/21/30 .................. 1,800 1,537,574
1.75%, 10/26/31
(e)
................. 1,000 860,833
2.75%, 12/03/39 .................. 1,100 893,852
4.00%, 10/19/48 .................. 400 360,561
2.25%, 10/21/50
(e)
................. 600 381,799
2.50%, 10/26/51 .................. 600 400,413
9,545,754
Colombia — 0.1%
Republic of Colombia
3.88%, 04/25/27 .................. 2,062 1,986,032
4.50%, 03/15/29 .................. 1,600 1,490,336
3.00%, 01/30/30 .................. 1,425 1,195,130
3.13%, 04/15/31 .................. 2,400 1,917,101
3.25%, 04/22/32 .................. 2,000 1,543,003
8.00%, 04/20/33 .................. 1,359 1,395,517
7.50%, 02/02/34 .................. 2,202 2,183,462
8.00%, 11/14/35 .................. 2,000 2,020,676
7.75%, 11/07/36 .................. 1,800 1,764,295
7.38%, 09/18/37 .................. 1,700 1,627,406
6.13%, 01/18/41 .................. 2,650 2,160,369
4.13%, 02/22/42 .................. 1,000 633,307
5.63%, 02/26/44 .................. 2,600 1,938,884
5.00%, 06/15/45 .................. 4,200 2,849,069
5.20%, 05/15/49 .................. 2,600 1,757,493
4.13%, 05/15/51
(e)
................. 1,600 920,121
8.75%, 11/14/53 .................. 1,800 1,823,246
8.38%, 11/07/54 .................. 1,600 1,558,425
3.88%, 02/15/61
(e)
................. 1,200 631,233
31,395,105
Costa Rica — 0.0%
Republic of Costa Rica
(f)
6.13%, 02/19/31
(e)
................. 1,200 1,210,596
6.55%, 04/03/34
(e)
................. 1,400 1,434,895
5.63%, 04/30/43
(e)
................. 600 538,695
7.00%, 04/04/44 .................. 800 816,447
7.16%, 03/12/45 .................. 1,600 1,662,799
7.30%, 11/13/54
(e)
................. 1,300 1,361,262
7,024,694
Dominican Republic — 0.1%
Dominican Republic Government Bond
(f)
5.95%, 01/25/27 .................. 1,700 1,701,723
6.00%, 07/19/28 .................. 1,200 1,197,262
5.50%, 02/22/29 .................. 1,750 1,713,182
4.50%, 01/30/30 .................. 2,250 2,081,610
7.05%, 02/03/31
(e)
................. 1,050 1,084,853

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
4.88%, 09/23/32 .................. USD 2,600 $ 2,346,400
6.00%, 02/22/33 .................. 1,850 1,798,528
6.60%, 06/01/36
(e)
................. 1,000 995,741
5.30%, 01/21/41 .................. 1,200 1,024,559
7.45%, 04/30/44 .................. 1,400 1,486,098
6.85%, 01/27/45 .................. 1,900 1,898,538
6.50%, 02/15/48
(e)
................. 850 819,415
6.40%, 06/05/49 .................. 1,500 1,423,922
5.88%, 01/30/60 .................. 3,350 2,890,087
22,461,918
Ecuador — 0.0%
Republic of Ecuador
(f)
0.00%, 07/31/30
(l)
................. 1,324 840,661
6.90%, 07/31/30
(k)
................. 2,917 2,256,416
5.50%, 07/31/35
(k)
................. 6,577 4,301,466
5.00%, 07/31/40
(k)
................. 2,985 1,761,231
9,159,774
Egypt — 0.1%
Arab Republic of Egypt
3.88%, 02/16/26
(f)
................. 800 771,605
7.50%, 01/31/27
(f)
................. 1,800 1,782,598
5.80%, 09/30/27
(f)
................. 1,200 1,134,163
6.59%, 02/21/28
(f)
................. 1,200 1,148,906
7.60%, 03/01/29
(f)
................. 1,803 1,759,147
8.63%, 02/04/30
(d)
................. 1,000 998,300
5.88%, 02/16/31
(f)
................. 1,400 1,194,346
7.05%, 01/15/32
(f)
................. 1,000 874,594
7.63%, 05/29/32
(f)
................. 1,600 1,432,128
9.45%, 02/04/33
(d)
................. 600 591,906
7.30%, 09/30/33
(f)
................. 1,100 942,288
6.88%, 04/30/40
(f)
................. 600 446,052
8.50%, 01/31/47
(f)
................. 2,400 1,920,972
7.90%, 02/21/48
(f)
................. 1,400 1,060,547
8.70%, 03/01/49
(f)
................. 1,600 1,302,611
8.88%, 05/29/50
(f)
................. 1,800 1,482,473
8.75%, 09/30/51
(f)
................. 800 650,234
8.15%, 11/20/59
(f)
................. 600 455,941
7.50%, 02/16/61
(f)
................. 1,400 992,875
Egyptian Financial Co. for Sovereign Taskeek
(The), 10.88%
,
02/28/26
(f)
............ 1,400 1,442,200
22,383,886
El Salvador — 0.0%
Republic of El Salvador
(f)
8.63%, 02/28/29 .................. 531 553,774
9.25%, 04/17/30
(e)
................. 1,000 1,060,167
8.25%, 04/10/32 .................. 600 607,566
7.65%, 06/15/35 .................. 1,118 1,080,987
7.12%, 01/20/50 .................. 998 847,522
9.50%, 07/15/52
(e)
................. 900 945,377
9.65%, 11/21/54 .................. 900 957,220
6,052,613
Finland — 0.0%
Kuntarahoitus OYJ
(d)
3.25%, 08/24/27 .................. 290 282,113
3.63%, 10/09/29 .................. 2,150 2,077,447
Republic of Finland
6.95%, 02/15/26 .................. 970 991,737
0.88%, 05/20/30
(d)
................. 450 374,665
4.38%, 07/02/34
(d)
................. 1,000 977,524
4,703,486
Security
Par (000)
Par (000) Value
Gabon — 0.0%
Gabon Government Bond
(f)
6.63%, 02/06/31 .................. USD 800 $ 632,294
7.00%, 11/24/31 .................. 600 473,860
1,106,154
Georgia — 0.0%
Georgia Government Bond, 2.75%
,
04/22/26
(f)
400 378,371
Germany — 0.0%
State of North Rhine-Westphalia, 1.00%
,
04/21/26
(f)
....................... 600 575,780
Ghana — 0.0%
Republic of Ghana
(f)
5.00%, 07/03/29
(k)
................. 2,891 2,573,839
0.00%, 01/03/30
(l)
................. 650 505,458
5.00%, 07/03/35
(k)
................. 4,691 3,424,978
1.50%, 01/03/37 .................. 120 50,219
6,554,494
Guatemala — 0.0%
Republic of Guatemala
(f)
4.50%, 05/03/26 .................. 600 589,811
4.38%, 06/05/27 .................. 400 385,662
4.88%, 02/13/28 .................. 400 387,069
5.25%, 08/10/29
(e)
................. 600 579,209
4.90%, 06/01/30 .................. 400 379,215
6.05%, 08/06/31 .................. 600 591,511
5.38%, 04/24/32
(e)
................. 700 663,131
7.05%, 10/04/32 .................. 600 621,581
3.70%, 10/07/33 .................. 600 489,765
6.60%, 06/13/36 .................. 800 789,912
6.55%, 02/06/37
(e)
................. 800 788,582
4.65%, 10/07/41 .................. 400 307,948
6.13%, 06/01/50
(e)
................. 1,400 1,244,723
7,818,119
Honduras — 0.0%
Republic of Honduras
(f)
6.25%, 01/19/27
(e)
................. 650 631,000
5.63%, 06/24/30
(e)
................. 550 482,365
8.63%, 11/27/34 .................. 600 580,891
1,694,256
Hong Kong — 0.0%
Hong Kong Government International Bond
0.63%, 02/02/26
(d)(e)
................ 200 192,794
4.25%, 06/07/26
(d)
................. 200 199,860
4.25%, 07/24/27
(d)(e)
................ 1,200 1,204,015
4.50%, 01/11/28
(d)
................. 1,600 1,605,039
4.00%, 06/07/28
(d)
................. 800 790,565
1.38%, 02/02/31
(d)
................. 1,200 1,000,535
1.75%, 11/24/31
(f)
................. 800 669,469
4.63%, 01/11/33
(d)
................. 1,200 1,197,925
4.00%, 06/07/33
(d)
................. 800 764,216
2.38%, 02/02/51
(d)
................. 400 248,807
5.25%, 01/11/53
(d)
................. 400 414,459
Hong Kong Sukuk 2017 Ltd., 3.13%
,
02/28/27
(f)
800 783,548
9,071,232
Hungary — 0.1%
Hungary Government Bond
6.13%, 05/22/28
(f)
................. 2,000 2,042,292
5.25%, 06/16/29
(f)
................. 1,800 1,780,073
2.13%, 09/22/31
(f)
................. 2,200 1,761,583
6.25%, 09/22/32
(f)
................. 1,800 1,846,464
5.50%, 06/16/34
(f)
................. 1,000 963,664
5.50%, 03/26/36
(f)
................. 2,400 2,284,127

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hungary (continued)
7.63%, 03/29/41 .................. USD 1,610 $ 1,799,189
3.13%, 09/21/51
(f)
................. 2,000 1,195,559
6.75%, 09/25/52
(f)
................. 1,200 1,242,613
14,915,564
India — 0.0%
Indian Railway Finance Corp. Ltd.
(f)
3.84%, 12/13/27 .................. 600 584,163
3.25%, 02/13/30 .................. 800 728,778
1,312,941
Indonesia — 0.2%
Bank Negara Indonesia Persero Tbk. PT,
3.75%
,
03/30/26
(f)
................. 400 391,283
Perusahaan Penerbit SBSN Indonesia III
(f)
4.55%, 03/29/26 .................. 1,600 1,600,501
1.50%, 06/09/26
(e)
................. 1,200 1,153,871
4.15%, 03/29/27
(e)
................. 2,000 1,981,833
4.40%, 06/06/27
(e)
................. 1,800 1,789,127
4.40%, 03/01/28
(e)
................. 1,600 1,581,945
5.40%, 11/15/28
(e)
................. 1,000 1,016,860
4.45%, 02/20/29 .................. 1,300 1,276,054
5.10%, 07/02/29 .................. 800 803,315
5.00%, 05/25/30 .................. 1,000 999,545
2.80%, 06/23/30 .................. 1,000 894,845
2.55%, 06/09/31
(e)
................. 1,030 885,294
4.70%, 06/06/32 .................. 1,600 1,549,956
5.60%, 11/15/33 .................. 900 920,170
5.20%, 07/02/34
(e)
................. 1,000 994,475
5.25%, 11/25/34 .................. 800 792,356
3.80%, 06/23/50
(e)
................. 800 596,512
3.55%, 06/09/51 .................. 800 566,425
5.50%, 07/02/54
(e)
................. 600 580,211
5.65%, 11/25/54 .................. 600 586,741
Republic of Indonesia
4.35%, 01/08/27
(e)(f)
................ 1,300 1,292,830
3.85%, 07/18/27
(e)(f)
................ 800 784,568
4.15%, 09/20/27 .................. 700 689,993
3.50%, 01/11/28 .................. 1,250 1,204,576
4.55%, 01/11/28 .................. 800 794,849
4.10%, 04/24/28 .................. 1,200 1,174,430
4.75%, 02/11/29 .................. 1,000 993,300
4.40%, 03/10/29 .................. 1,000 977,574
3.40%, 09/18/29 .................. 740 692,274
2.85%, 02/14/30 .................. 1,000 903,651
3.85%, 10/15/30 .................. 1,600 1,503,685
1.85%, 03/12/31 .................. 1,200 993,423
2.15%, 07/28/31 .................. 1,200 1,001,001
3.55%, 03/31/32 .................. 1,000 899,403
4.65%, 09/20/32 .................. 1,300 1,246,668
4.85%, 01/11/33 .................. 1,200 1,161,271
4.70%, 02/10/34
(e)
................. 1,000 953,160
4.75%, 09/10/34 .................. 1,200 1,143,699
5.60%, 01/15/35 .................. 400 404,960
8.50%, 10/12/35
(f)
................. 1,650 2,038,678
6.63%, 02/17/37
(f)
................. 1,650 1,806,519
7.75%, 01/17/38
(f)
................. 2,000 2,408,033
5.25%, 01/17/42
(e)(f)
................ 2,400 2,313,965
4.63%, 04/15/43
(f)
................. 1,200 1,073,016
6.75%, 01/15/44
(f)
................. 1,800 2,026,972
5.13%, 01/15/45
(f)
................. 1,800 1,698,939
5.95%, 01/08/46
(f)
................. 1,100 1,138,395
5.25%, 01/08/47
(e)(f)
................ 1,600 1,522,684
4.75%, 07/18/47
(e)(f)
................ 810 727,901
4.35%, 01/11/48
(e)
................. 1,650 1,381,971
Security
Par (000)
Par (000) Value
Indonesia (continued)
5.35%, 02/11/49
(e)
................. USD 1,000 $ 972,751
3.70%, 10/30/49 .................. 1,200 888,612
3.50%, 02/14/50 .................. 750 535,161
4.20%, 10/15/50 .................. 1,450 1,170,621
3.05%, 03/12/51 .................. 2,000 1,300,768
4.30%, 03/31/52 .................. 600 486,651
5.45%, 09/20/52 .................. 575 555,479
5.65%, 01/11/53 .................. 600 593,871
5.10%, 02/10/54 .................. 800 734,674
5.15%, 09/10/54 .................. 600 552,886
3.20%, 09/23/61 .................. 800 495,736
4.45%, 04/15/70 .................. 800 640,797
3.35%, 03/12/71 .................. 1,000 627,315
67,469,029
Iraq — 0.0%
Republic of Iraq, 5.80%
,
01/15/28
(f)
........ 1,055 1,037,928
Israel — 0.1%
State of Israel Government Bond
2.88%, 03/16/26 .................. 800 783,031
6.25%, 11/21/27
(f)
................. 800 826,517
3.25%, 01/17/28 .................. 1,000 949,261
5.38%, 03/12/29 .................. 2,000 2,001,258
2.50%, 01/15/30 .................. 800 701,220
2.75%, 07/03/30 .................. 2,000 1,751,551
6.50%, 11/06/31
(f)
................. 1,400 1,476,458
4.50%, 01/17/33 .................. 2,000 1,858,224
5.50%, 09/18/33 .................. 70 73,471
5.50%, 03/12/34
(e)
................. 3,000 2,960,769
4.50%, 01/30/43 .................. 1,750 1,478,502
4.13%, 01/17/48 .................. 800 610,869
3.38%, 01/15/50 .................. 2,000 1,317,907
3.88%, 07/03/50 .................. 1,950 1,399,701
5.75%, 03/12/54 .................. 3,000 2,775,469
3.80%, 05/13/60
(f)
................. 4,800 3,147,886
4.50%, 04/03/2120 ................ 1,000 713,110
24,825,204
Italy — 0.1%
Italy Government Bond
1.25%, 02/17/26 .................. 4,045 3,904,668
2.88%, 10/17/29 .................. 1,961 1,785,154
5.38%, 06/15/33 .................. 1,572 1,582,166
4.00%, 10/17/49 .................. 2,217 1,593,223
3.88%, 05/06/51 .................. 2,245 1,523,144
10,388,355
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(f)
6.38%, 03/03/28 .................. 600 598,647
7.63%, 01/30/33 .................. 1,000 976,559
6.13%, 06/15/33 .................. 1,400 1,253,909
8.25%, 01/30/37 .................. 1,600 1,555,837
4,384,952
Jamaica — 0.0%
Jamaica Government Bond
6.75%, 04/28/28 .................. 1,150 1,179,000
8.00%, 03/15/39
(e)
................. 1,500 1,739,103
7.88%, 07/28/45 .................. 1,600 1,847,084
4,765,187
Jordan — 0.0%
Hashemite Kingdom of Jordan
(f)
5.75%, 01/31/27 .................. 1,080 1,058,351
7.75%, 01/15/28 .................. 600 608,011

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jordan (continued)
7.50%, 01/13/29 .................. USD 1,400 $ 1,396,632
5.85%, 07/07/30 .................. 1,200 1,109,125
7.38%, 10/10/47 .................. 1,000 890,522
5,062,641
Kazakhstan — 0.0%
Republic of Kazakhstan
(f)
4.71%, 04/09/35 .................. 1,400 1,333,227
4.88%, 10/14/44 .................. 1,200 1,087,531
6.50%, 07/21/45 .................. 1,400 1,506,183
3,926,941
Kenya — 0.0%
Republic of Kenya
(f)
7.00%, 05/22/27 .................. 800 787,339
7.25%, 02/28/28 .................. 900 861,101
9.75%, 02/16/31 .................. 1,600 1,583,948
8.00%, 05/22/32 .................. 1,200 1,095,475
6.30%, 01/23/34 .................. 1,000 794,496
8.25%, 02/28/48 .................. 1,000 826,201
5,948,560
Kuwait — 0.0%
State of Kuwait
3.50%, 03/20/27
(f)
................. 4,500 4,379,241
Latvia — 0.0%
Latvia Government Bond, 5.13%
,
07/30/34
(d)
. 1,355 1,316,253
Lebanon — 0.0%
Lebanese Republic
(f)(g)
6.60%, 11/27/26
(a)
................. 1,650 261,686
6.85%, 03/23/27
(a)
................. 1,380 219,527
6.75%, 11/29/27
(a)
................. 1,132 180,900
6.65%, 11/03/28
(a)
................. 600 95,087
6.85%, 05/25/29
(a)
................. 895 142,445
6.65%, 02/26/30
(a)
................. 1,500 239,349
7.00%, 03/23/32
(a)
................. 1,600 256,535
7.05%, 11/02/35 .................. 400 63,894
7.25%, 03/23/37
(a)
................. 395 62,936
1,522,359
Malaysia — 0.0%
(f)
Malaysia Sovereign Sukuk Bhd., 4.24%
,
04/22/45 ....................... 400 350,632
Malaysia Sukuk Global Bhd.
3.18%, 04/27/26 .................. 900 885,434
4.08%, 04/27/46 .................. 750 638,159
Malaysia Wakala Sukuk Bhd.
2.07%, 04/28/31 .................. 750 642,259
3.08%, 04/28/51 .................. 250 172,869
2,689,353
Maldives — 0.0%
Maldives Sukuk Issuance Ltd., 9.88%
,
04/08/26
(f)
....................... 495 389,813
Mexico — 0.2%
United Mexican States
11.50%, 05/15/26 ................. 200 217,419
4.15%, 03/28/27 .................. 2,165 2,122,142
3.75%, 01/11/28 .................. 1,400 1,339,312
5.40%, 02/09/28 .................. 1,200 1,194,903
4.50%, 04/22/29 .................. 2,700 2,590,548
5.00%, 05/07/29 .................. 1,000 972,515
3.25%, 04/16/30 .................. 2,100 1,853,075
6.00%, 05/13/30 .................. 1,000 1,006,011
2.66%, 05/24/31 .................. 3,233 2,655,137
Security
Par (000)
Par (000) Value
Mexico (continued)
8.30%, 08/15/31 .................. USD 1,175 $ 1,355,887
4.75%, 04/27/32 .................. 2,035 1,856,911
7.50%, 04/08/33 .................. 1,330 1,433,759
4.88%, 05/19/33 .................. 1,800 1,620,597
3.50%, 02/12/34 .................. 3,600 2,880,070
6.75%, 09/27/34 .................. 1,675 1,705,192
6.35%, 02/09/35 .................. 2,855 2,802,291
6.00%, 05/07/36 .................. 3,800 3,589,051
6.88%, 05/13/37 .................. 3,030 3,048,708
6.05%, 01/11/40 .................. 2,850 2,626,665
4.28%, 08/14/41 .................. 2,600 1,918,965
4.75%, 03/08/44 .................. 3,984 3,024,087
5.55%, 01/21/45
(e)
................. 2,455 2,122,209
4.60%, 01/23/46 .................. 2,200 1,597,817
4.35%, 01/15/47 .................. 1,300 907,625
4.60%, 02/10/48 .................. 1,850 1,330,533
4.50%, 01/31/50 .................. 1,759 1,235,989
5.00%, 04/27/51 .................. 2,400 1,802,616
4.40%, 02/12/52 .................. 2,500 1,693,075
6.34%, 05/04/53 .................. 2,800 2,497,911
6.40%, 05/07/54 .................. 2,400 2,156,790
7.38%, 05/13/55 .................. 2,005 2,018,462
3.77%, 05/24/61 .................. 3,000 1,715,090
3.75%, 04/19/71 .................. 2,800 1,542,114
5.75%, 10/12/2110 ................ 2,650 2,030,730
64,464,206
Mongolia — 0.0%
(f)
Government of Mongolia
5.13%, 04/07/26 .................. 600 591,590
4.45%, 07/07/31 .................. 400 348,540
State of Mongolia, 8.65%
,
01/19/28 ....... 600 632,825
1,572,955
Morocco — 0.0%
Kingdom of Morocco
(f)
2.38%, 12/15/27 .................. 800 733,491
5.95%, 03/08/28 .................. 1,000 1,008,480
3.00%, 12/15/32 .................. 1,200 983,321
6.50%, 09/08/33 .................. 1,200 1,237,242
5.50%, 12/11/42 .................. 400 353,354
4.00%, 12/15/50 .................. 1,400 947,335
5,263,223
Mozambique — 0.0%
Republic of Mozambique, 9.00%
,
09/15/31
(f)(k)
. 1,000 810,265
Nigeria — 0.1%
Federal Republic of Nigeria
6.50%, 11/28/27
(f)
................. 1,400 1,342,817
6.13%, 09/28/28
(f)
................. 1,200 1,104,136
8.38%, 03/24/29
(f)
................. 1,200 1,174,134
7.14%, 02/23/30
(f)
................. 1,400 1,290,248
8.75%, 01/21/31
(f)
................. 1,000 975,928
9.63%, 06/09/31
(d)
................. 600 604,787
7.88%, 02/16/32
(f)
................. 1,600 1,466,514
7.38%, 09/28/33
(f)
................. 1,400 1,213,400
10.38%, 12/09/34
(d)
................ 1,400 1,450,071
7.70%, 02/23/38
(f)
................. 1,200 993,216
7.63%, 11/28/47
(f)
................. 1,600 1,242,970
9.25%, 01/21/49
(f)
................. 600 552,236
8.25%, 09/28/51
(f)
................. 1,200 975,030
14,385,487
Oman — 0.1%
(f)
Oman Government Bond
4.75%, 06/15/26 .................. 2,400 2,383,222

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oman (continued)
5.38%, 03/08/27 .................. USD 1,150 $ 1,150,384
6.75%, 10/28/27 .................. 1,400 1,448,390
5.63%, 01/17/28 .................. 2,400 2,412,010
6.00%, 08/01/29 .................. 1,800 1,831,552
6.25%, 01/25/31 .................. 1,800 1,857,348
7.38%, 10/28/32 .................. 1,200 1,322,314
6.50%, 03/08/47 .................. 1,850 1,834,114
6.75%, 01/17/48 .................. 2,600 2,646,673
7.00%, 01/25/51 .................. 1,200 1,257,556
Oman Sovereign Sukuk SAOC, 4.88%
,
06/15/30 ....................... 1,800 1,782,604
19,926,167
Pakistan — 0.0%
(f)
Islamic Republic of Pakistan
6.00%, 04/08/26 .................. 1,200 1,159,823
6.88%, 12/05/27 .................. 1,800 1,672,930
7.38%, 04/08/31 .................. 1,490 1,289,587
8.88%, 04/08/51 .................. 900 727,035
Pakistan Global Sukuk Programme Co. Ltd.
(The), 7.95%
,
01/31/29 .............. 600 561,489
5,410,864
Panama — 0.1%
Republic of Panama
8.88%, 09/30/27 .................. 965 1,037,524
3.88%, 03/17/28 .................. 1,050 981,584
9.38%, 04/01/29 .................. 1,150 1,270,961
3.16%, 01/23/30 .................. 1,400 1,192,004
7.50%, 03/01/31 .................. 1,000 1,023,234
2.25%, 09/29/32 .................. 2,400 1,719,306
3.30%, 01/19/33 .................. 1,000 770,527
6.38%, 07/25/33
(d)(f)
................ 930 871,003
6.40%, 02/14/35 .................. 1,800 1,666,248
6.70%, 01/26/36 .................. 2,120 2,002,804
6.88%, 01/31/36 .................. 1,000 948,310
8.00%, 03/01/38 .................. 1,400 1,420,529
4.50%, 05/15/47 .................. 1,000 656,062
4.50%, 04/16/50 .................. 2,600 1,650,249
4.30%, 04/29/53 .................. 1,800 1,095,210
6.85%, 03/28/54 .................. 1,400 1,211,299
4.50%, 04/01/56 .................. 2,500 1,525,439
7.88%, 03/01/57 .................. 600 582,204
3.87%, 07/23/60 .................. 2,800 1,501,297
4.50%, 01/19/63 .................. 1,400 836,440
23,962,234
Papua New Guinea — 0.0%
Papua New Guinea Government International
Bond, 8.38%
,
10/04/28
(f)
............. 480 474,462
Paraguay — 0.0%
Republic of Paraguay
(f)
4.70%, 03/27/27 .................. 400 396,184
4.95%, 04/28/31 .................. 1,000 962,871
2.74%, 01/29/33 .................. 600 489,167
3.85%, 06/28/33 .................. 400 348,029
5.85%, 08/21/33 .................. 600 593,422
6.00%, 02/09/36 .................. 600 593,960
6.10%, 08/11/44 .................. 1,030 975,979
5.60%, 03/13/48 .................. 400 349,965
5.40%, 03/30/50
(e)
................. 1,000 848,782
5,558,359
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27
(e)
................. 780 766,383
Security
Par (000)
Par (000) Value
Peru (continued)
2.84%, 06/20/30 .................. USD 774 $ 684,369
2.78%, 01/23/31 .................. 3,270 2,809,943
1.86%, 12/01/32 .................. 1,270 969,112
8.75%, 11/21/33 .................. 2,125 2,524,316
3.00%, 01/15/34 .................. 2,170 1,758,251
5.38%, 02/08/35 .................. 1,015 981,946
6.55%, 03/14/37 .................. 1,050 1,102,322
3.30%, 03/11/41 .................. 1,170 847,691
5.63%, 11/18/50 .................. 2,345 2,193,676
3.55%, 03/10/51
(e)
................. 1,810 1,223,539
5.88%, 08/08/54 .................. 1,700 1,625,832
2.78%, 12/01/60 .................. 2,250 1,201,151
3.60%, 01/15/72 .................. 900 550,630
3.23%, 07/28/2121 ................ 1,100 586,426
19,825,587
Philippines — 0.1%
Republic of Philippines
5.50%, 03/30/26 .................. 1,000 1,009,131
3.23%, 03/29/27 .................. 200 193,911
5.17%, 10/13/27 .................. 400 403,803
3.00%, 02/01/28 .................. 1,900 1,804,206
4.63%, 07/17/28 .................. 600 595,800
3.75%, 01/14/29 .................. 1,600 1,530,977
9.50%, 02/02/30 .................. 1,637 1,957,802
4.38%, 03/05/30 .................. 1,000 971,238
2.46%, 05/05/30 .................. 1,200 1,059,661
7.75%, 01/14/31 .................. 1,700 1,930,892
1.65%, 06/10/31 .................. 1,200 977,065
1.95%, 01/06/32 .................. 625 507,290
6.38%, 01/15/32 .................. 1,070 1,135,690
3.56%, 09/29/32 .................. 600 535,442
5.61%, 04/13/33 .................. 600 609,289
5.00%, 07/17/33 .................. 1,200 1,169,941
5.25%, 05/14/34 .................. 1,000 985,292
6.38%, 10/23/34 .................. 1,810 1,936,154
5.50%, 02/04/35 .................. 1,000 1,002,950
4.75%, 03/05/35 .................. 1,200 1,134,280
5.00%, 01/13/37 .................. 1,600 1,539,498
3.95%, 01/20/40 .................. 2,000 1,659,861
3.70%, 03/01/41 .................. 1,725 1,366,179
3.70%, 02/02/42 .................. 1,725 1,354,513
2.95%, 05/05/45 .................. 1,550 1,031,895
2.65%, 12/10/45 .................. 1,600 998,800
3.20%, 07/06/46 .................. 2,200 1,508,624
4.20%, 03/29/47 .................. 1,000 801,147
5.95%, 10/13/47 .................. 200 204,289
5.50%, 01/17/48 .................. 1,400 1,346,462
5.60%, 05/14/49 .................. 1,000 971,767
5.18%, 09/05/49 .................. 1,200 1,101,752
5.90%, 02/04/50 .................. 800 805,520
36,141,121
Poland — 0.1%
Republic of Poland
3.25%, 04/06/26 .................. 1,600 1,578,535
5.50%, 11/16/27 .................. 1,500 1,533,714
4.63%, 03/18/29 .................. 1,550 1,537,861
5.75%, 11/16/32 .................. 1,460 1,497,082
4.88%, 10/04/33 .................. 2,400 2,316,497
5.13%, 09/18/34 .................. 2,900 2,830,384
5.50%, 04/04/53 .................. 2,550 2,363,043
5.50%, 03/18/54 .................. 3,450 3,200,624
16,857,740

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Qatar — 0.1%
State of Qatar
3.25%, 06/02/26
(f)
................. USD 3,200 $ 3,147,483
4.50%, 04/23/28
(f)
................. 2,650 2,639,792
4.00%, 03/14/29
(f)
................. 4,200 4,092,334
4.63%, 05/29/29
(f)
................. 1,400 1,398,422
3.75%, 04/16/30
(f)
................. 3,000 2,858,549
9.75%, 06/15/30
(d)(e)
................ 878 1,087,081
4.75%, 05/29/34
(f)
................. 1,800 1,786,537
6.40%, 01/20/40
(d)
................. 1,100 1,225,916
5.75%, 01/20/42
(d)(e)
................ 1,000 1,044,070
4.63%, 06/02/46
(f)
................. 2,000 1,798,285
5.10%, 04/23/48
(f)
................. 5,800 5,487,129
4.82%, 03/14/49
(f)
................. 5,800 5,278,751
4.40%, 04/16/50
(f)
................. 4,800 4,076,294
35,920,643
Romania — 0.1%
Romania Government Bond
(f)
3.00%, 02/27/27 .................. 1,176 1,117,784
5.25%, 11/25/27 .................. 850 834,958
6.63%, 02/17/28 .................. 1,706 1,734,590
5.88%, 01/30/29 .................. 1,750 1,718,010
3.00%, 02/14/31 .................. 1,600 1,317,904
3.63%, 03/27/32 .................. 1,300 1,068,074
7.13%, 01/17/33 .................. 1,550 1,567,310
6.38%, 01/30/34 .................. 1,900 1,812,091
6.00%, 05/25/34 .................. 1,000 924,166
5.75%, 03/24/35 .................. 2,100 1,884,805
6.13%, 01/22/44 .................. 860 755,211
5.13%, 06/15/48 .................. 1,200 900,975
4.00%, 02/14/51 .................. 2,000 1,261,246
7.63%, 01/17/53 .................. 1,190 1,187,233
18,084,357
Rwanda — 0.0%
Republic of Rwanda, 5.50%
,
08/09/31
(f)
..... 600 494,064
Saudi Arabia — 0.3%
Kingdom of Saudi Arabia
3.25%, 10/26/26
(f)
................. 5,000 4,885,235
2.50%, 02/03/27
(f)
................. 1,100 1,050,269
5.13%, 01/13/28
(d)
................. 4,800 4,841,760
4.75%, 01/18/28
(f)
................. 3,400 3,390,454
3.63%, 03/04/28
(f)
................. 4,800 4,626,996
4.38%, 04/16/29
(f)
................. 3,800 3,712,479
4.75%, 01/16/30
(f)
................. 3,200 3,157,304
4.50%, 04/17/30
(f)
................. 2,900 2,826,462
3.25%, 10/22/30
(f)
................. 1,400 1,271,696
5.38%, 01/13/31
(d)(f)
................ 2,800 2,824,752
2.75%, 02/03/32
(f)
................. 1,000 860,519
5.50%, 10/25/32
(f)
................. 2,000 2,026,075
2.25%, 02/02/33
(f)
................. 3,200 2,560,708
4.88%, 07/18/33
(f)
................. 3,400 3,293,954
5.00%, 01/16/34
(f)
................. 3,800 3,708,306
5.63%, 01/13/35
(d)
................. 3,800 3,841,341
4.50%, 10/26/46
(f)
................. 6,300 5,150,050
4.63%, 10/04/47
(f)
................. 4,310 3,557,905
5.00%, 04/17/49
(f)
................. 3,350 2,908,297
5.25%, 01/16/50
(f)
................. 3,450 3,104,980
3.25%, 11/17/51
(f)
................. 1,200 764,847
5.00%, 01/18/53
(f)
................. 3,200 2,730,259
5.75%, 01/16/54
(f)
................. 4,600 4,357,436
3.75%, 01/21/55
(f)
................. 2,600 1,757,744
4.50%, 04/22/60
(f)
................. 2,200 1,712,546
3.45%, 02/02/61
(f)
................. 3,000 1,859,378
KSA Sukuk Ltd.
(f)
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
3.63%, 04/20/27 .................. USD 4,200 $ 4,092,927
5.27%, 10/25/28 .................. 2,400 2,426,898
4.30%, 01/19/29 .................. 2,000 1,953,528
4.27%, 05/22/29 .................. 3,000 2,923,458
2.97%, 10/29/29 .................. 2,400 2,189,609
2.25%, 05/17/31 .................. 2,000 1,683,854
4.51%, 05/22/33 .................. 2,600 2,471,686
94,523,712
Senegal — 0.0%
Republic of Senegal
(f)
7.75%, 06/10/31 .................. 800 732,240
6.25%, 05/23/33 .................. 1,200 987,471
6.75%, 03/13/48 .................. 1,000 696,479
2,416,190
Serbia — 0.0%
Republic of Serbia
(f)
6.25%, 05/26/28 .................. 600 612,646
2.13%, 12/01/30 .................. 1,300 1,065,096
6.50%, 09/26/33 .................. 1,000 1,034,203
6.00%, 06/12/34 .................. 1,400 1,392,945
4,104,890
Slovenia — 0.0%
Slovenia Government Bond, 5.00%
,
09/19/33
(d)
1,000 983,720
South Africa — 0.1%
Republic of South Africa
4.88%, 04/14/26 .................. 1,200 1,191,198
4.85%, 09/27/27 .................. 1,000 976,775
4.30%, 10/12/28 .................. 2,000 1,875,702
4.85%, 09/30/29 .................. 2,000 1,870,153
5.88%, 06/22/30 .................. 1,400 1,350,127
5.88%, 04/20/32 .................. 1,400 1,321,627
7.10%, 11/19/36
(f)
................. 1,600 1,562,541
6.25%, 03/08/41
(e)
................. 775 668,858
5.38%, 07/24/44 .................. 1,000 749,102
5.00%, 10/12/46 .................. 1,000 689,947
5.65%, 09/27/47 .................. 1,400 1,043,210
6.30%, 06/22/48
(e)
................. 600 483,200
5.75%, 09/30/49 .................. 2,900 2,161,258
7.30%, 04/20/52 .................. 1,600 1,443,131
7.95%, 11/19/54
(f)
................. 1,600 1,533,387
18,920,216
South Korea — 0.0%
Republic of Korea
2.75%, 01/19/27 .................. 1,000 969,431
3.50%, 09/20/28 .................. 400 386,612
2.50%, 06/19/29 .................. 925 851,324
4.50%, 07/03/29 .................. 1,000 998,937
1.00%, 09/16/30 .................. 600 494,550
1.75%, 10/15/31 .................. 600 499,974
4.13%, 06/10/44 .................. 950 824,252
3.88%, 09/20/48 .................. 400 327,315
5,352,395
Sri Lanka — 0.0%
Sri Lanka Government Bond
4.00%, 04/15/28
(f)
................. 802 748,526
4.00%, 04/15/28
(d)
................. 558 520,696
3.10%, 01/15/30
(f)(k)
................ 650 567,001
3.35%, 03/15/33
(f)(k)
................ 1,275 1,009,707
3.35%, 03/15/33
(d)(k)
................ 800 633,634
3.60%, 06/15/35
(d)(k)
................ 650 459,777
3.60%, 06/15/35
(f)(k)
................ 861 608,880

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sri Lanka (continued)
3.60%, 05/15/36
(f)(k)
................ USD 597 $ 483,123
3.60%, 02/15/38
(f)(k)
................ 1,195 983,895
3.60%, 02/15/38
(d)(k)
................ 1,100 905,433
6,920,672
Supranational — 0.0%
Isdb Trust Services NO 2 SARL
(f)
1.26%, 03/31/26 .................. 2,855 2,750,432
4.60%, 03/14/28 .................. 1,700 1,704,005
4.91%, 10/03/28 .................. 1,200 1,216,221
4.75%, 05/15/29 .................. 1,700 1,711,262
4.05%, 10/15/29 .................. 200 195,379
7,577,299
Suriname — 0.0%
Suriname Government International Bond
7.95%, 07/15/33
(f)
................. 718 682,783
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
(f)
4.50%, 08/04/26
(e)
................. 1,000 980,376
4.50%, 06/26/30 .................. 600 551,180
5.95%, 01/14/31 .................. 455 443,712
6.40%, 06/26/34 .................. 800 784,689
2,759,957
Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama A/S
(f)
5.13%, 06/22/26 .................. 2,400 2,376,859
7.25%, 02/24/27 .................. 3,000 3,060,721
8.51%, 01/14/29 .................. 2,400 2,555,080
6.50%, 04/26/30 .................. 2,200 2,183,634
Istanbul Metropolitan Municipality, 10.50%
,
12/06/28
(f)
....................... 800 866,372
Republic of Turkiye (The)
4.25%, 04/14/26 .................. 1,000 985,212
4.88%, 10/09/26 .................. 3,200 3,155,333
6.00%, 03/25/27 .................. 3,000 3,008,120
8.60%, 09/24/27 .................. 2,000 2,133,632
9.88%, 01/15/28 .................. 4,000 4,414,617
5.13%, 02/17/28 .................. 2,200 2,143,866
6.13%, 10/24/28 .................. 2,200 2,191,956
9.38%, 03/14/29
(e)
................. 2,400 2,645,836
7.63%, 04/26/29 .................. 3,000 3,113,477
11.88%, 01/15/30
(e)
................ 1,210 1,503,150
5.25%, 03/13/30 .................. 2,200 2,061,002
9.13%, 07/13/30 .................. 2,400 2,664,573
5.95%, 01/15/31 .................. 2,200 2,093,962
5.88%, 06/26/31 .................. 1,600 1,508,955
7.13%, 07/17/32
(e)
................. 2,000 1,998,698
9.38%, 01/19/33 .................. 2,400 2,712,368
6.50%, 09/20/33
(e)
................. 1,200 1,146,564
8.00%, 02/14/34 .................. 1,580 1,679,079
7.63%, 05/15/34
(e)
................. 3,000 3,074,410
6.50%, 01/03/35 .................. 3,400 3,213,039
6.88%, 03/17/36 .................. 2,674 2,582,834
7.25%, 03/05/38
(e)
................. 812 822,375
6.75%, 05/30/40
(e)
................. 2,000 1,840,777
6.00%, 01/14/41 .................. 2,950 2,472,045
4.88%, 04/16/43
(e)
................. 3,000 2,146,906
6.63%, 02/17/45
(e)
................. 2,850 2,462,846
5.75%, 05/11/47
(e)
................. 3,400 2,622,594
73,440,892
Ukraine — 0.0%
Ukraine Government Bond
(f)(k)
1.75%, 02/01/29 .................. 857 599,837
Security
Par (000)
Par (000) Value
Ukraine (continued)
0.00%, 02/01/30 .................. USD 1,043 $ 587,825
0.00%, 02/01/34 .................. 2,008 863,950
1.75%, 02/01/34 .................. 2,928 1,643,456
0.00%, 02/01/35 .................. 1,489 914,931
1.75%, 02/01/35 .................. 2,875 1,599,350
0.00%, 02/01/36 .................. 1,262 772,994
1.75%, 02/01/36 .................. 2,539 1,390,448
8,372,791
United Arab Emirates — 0.2%
(f)
Dubai DOF Sukuk Ltd.
5.00%, 04/30/29 .................. 1,000 1,011,090
2.76%, 09/09/30 .................. 1,300 1,163,629
Sharjah Sukuk Program Ltd.
3.85%, 04/03/26 .................. 1,250 1,226,677
2.94%, 06/10/27 .................. 800 754,276
4.23%, 03/14/28 .................. 1,000 961,984
3.23%, 10/23/29 .................. 1,000 900,731
3.89%, 04/04/30 .................. 800 736,342
3.20%, 07/13/31 .................. 600 518,571
6.09%, 03/19/34 .................. 1,200 1,224,225
5.43%, 04/17/35 .................. 600 585,530
UAE International Government Bond
2.00%, 10/19/31 .................. 600 503,109
4.05%, 07/07/32 .................. 1,600 1,516,689
4.92%, 09/25/33 .................. 1,400 1,399,528
4.86%, 07/02/34 .................. 1,800 1,790,033
2.88%, 10/19/41 .................. 1,200 862,953
4.95%, 07/07/52 .................. 1,200 1,084,125
3.25%, 10/19/61 .................. 2,000 1,289,895
United Arab Emirates Government Bond
3.13%, 05/03/26 .................. 2,400 2,361,826
3.13%, 10/11/27 .................. 4,200 4,044,198
1.63%, 06/02/28 .................. 2,000 1,808,488
4.88%, 04/30/29 .................. 1,400 1,405,549
2.50%, 09/30/29 .................. 3,200 2,903,378
3.13%, 04/16/30 .................. 3,000 2,776,935
1.70%, 03/02/31 .................. 1,400 1,169,746
1.88%, 09/15/31 .................. 1,600 1,330,642
5.00%, 04/30/34 .................. 1,400 1,404,322
5.25%, 01/30/43 ................... 1,000 948,584
4.13%, 10/11/47 .................. 3,000 2,409,356
3.13%, 09/30/49 .................. 3,800 2,518,736
3.88%, 04/16/50 .................. 3,700 2,806,742
3.90%, 09/09/50 .................. 1,400 995,085
3.00%, 09/15/51 .................. 1,200 775,700
5.50%, 04/30/54 .................. 1,800 1,762,514
2.70%, 09/02/70 .................. 1,600 863,265
49,814,453
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 .................. 1,303 1,293,643
4.38%, 01/23/31 .................. 2,025 1,971,706
7.88%, 01/15/33 .................. 869 1,006,558
5.75%, 10/28/34 .................. 2,200 2,250,680
7.63%, 03/21/36 .................. 900 1,047,802
4.13%, 11/20/45 .................. 720 600,350
5.10%, 06/18/50 .................. 3,725 3,387,660
4.98%, 04/20/55 .................. 2,900 2,536,549
5.25%, 09/10/60 .................. 1,125 1,010,423
15,105,371
Uzbekistan — 0.0%
Republic of Uzbekistan, 5.38%
,
02/20/29
(f)
... 200 189,009

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Zambia — 0.0%
Republic of Zambia
(f)
5.75%, 06/30/33
(k)
................. USD 1,556 $ 1,381,013
0.50%, 12/31/53 .................. 1,183 723,582
2,104,595
Total Foreign Government Obligations — 3.4%
(Cost: $1,133,783,438) ............................ 1,085,993,862
Municipal Bonds
Alabama — 0.0%
Alabama Federal Aid Highway Finance
Authority , Series 2021B, RB,
2.65%, 09/01/37 .................. 520 410,292
Arizona — 0.0%
Salt River Project Agricultural Improvement
& Power District , Series 2010A, RB,
4.84%, 01/01/41 .................. 1,000 924,848
California — 0.2%
Bay Area Toll Authority
Series 2009F-2, RB, 6.26%, 04/01/49 .... 1,140 1,197,915
Series 2010S-1, RB, 7.04%, 04/01/50 .... 150 171,269
Series 2010S-3, RB, 6.91%, 10/01/50 .... 775 874,865
Series 2021F3, RB, 3.13%, 04/01/55 .... 565 366,206
California Earthquake Authority , Series 2022A,
RB, 5.60%, 07/01/27 ............... 200 201,228
California Health Facilities Financing Authority
Series 2022, RB, 4.19%, 06/01/37 ...... 55 49,555
Series 2022, RB, 4.35%, 06/01/41
(e)
..... 480 423,992
California State University
Series 2020E, RB, 2.90%, 11/01/51 ..... 100 69,864
Series 2020B, RB, 2.98%, 11/01/51 ..... 680 456,032
Series 2021B, RB, 2.72%, 11/01/52 ..... 1,055 681,223
Series 2023B, RB, 5.18%, 11/01/53 ..... 110 104,447
City of Los Angeles Department of Airports
Customer Facility Charge , Series 2022A,
RB, 4.24%, 05/15/48 ............... 55 46,944
City of San Francisco , Series 2010G, RB,
6.95%, 11/01/50 .................. 50 56,172
East Bay Municipal Utility District Water
System , Series 2010B, RB, 5.87%, 06/01/40 500 515,419
Foothill-Eastern Transportation Corridor
Agency , Series 2019A, RB, 4.09%, 01/15/49 350 278,081
Golden State Tobacco Securitization Corp.
Series 2021A, RB, 3.12%, 06/01/38 ..... 1,000 793,686
Series 2021A1, RB, 3.71%, 06/01/41 .... 385 284,380
Series 2021B, RB, 3.29%, 06/01/42 ..... 315 234,508
Series 2021B, RB, 3.00%, 06/01/46 ..... 90 83,117
Series 2021B-1, RB, 3.85%, 06/01/50 .... 160 147,579
Series 2021A1, RB, 4.21%, 06/01/50 .... 205 144,094
Los Angeles Community College District , Series
2010E, GO, 6.75%, 08/01/49
(e)
......... 535 595,233
Los Angeles Department of Water & Power
(e)
Series 2010D, RB, 6.57%, 07/01/45 ..... 600 617,845
Series 2010A, RB, 6.60%, 07/01/50 ..... 855 889,311
Regents of the University of California Medical
Center Pooled
Series 2022Q, RB, 4.13%, 05/15/32 ..... 1,105 1,047,994
Series 2010H, RB, 6.55%, 05/15/48 ..... 725 777,582
Series 2009F, RB, 6.58%, 05/15/49 ..... 1,260 1,356,139
Series 2022Q, RB, 4.56%, 05/15/53 ..... 175 149,828
Series 2020N, RB, 3.26%, 05/15/60
(e)
.... 540 345,676
Series 2020N, RB, 3.71%, 05/15/2120 ... 100 62,405
Security
Par (000)
Par (000) Value
California (continued)
San Diego County Regional Transportation
Commission , Series 2010A, RB,
5.91%, 04/01/48 .................. USD 160 $ 159,449
San Diego County Water Authority , Series
2010B, RB, 6.14%, 05/01/49 .......... 250 258,866
San Francisco City & County Public Utilities
Commission Wastewater , Series 2024A, RB,
4.66%, 10/01/27 .................. 410 411,652
San Joaquin Hills Transportation Corridor
Agency , Series 2021B, RB, 3.49%, 01/15/50 250 186,342
State of California
Series 2021, GO, 1.70%, 02/01/28
(e)
..... 250 230,272
Series 2018, GO, 3.50%, 04/01/28 ...... 2,815 2,728,888
Series 2019, GO, 3.05%, 04/01/29
(e)
..... 500 470,782
GO, 4.50%, 08/01/29 ............... 350 347,881
Series 2024, GO, 5.13%, 09/01/29 ...... 1,000 1,023,479
Series 2019, GO, 2.50%, 10/01/29 ...... 570 519,589
Series 2009, GO, 7.50%, 04/01/34 ...... 1,900 2,155,977
Series 2024, GO, 5.15%, 09/01/34 ...... 1,000 1,005,058
Series 2018, GO, 4.60%, 04/01/38 ...... 125 117,211
Series 2009, GO, 7.55%, 04/01/39 ...... 1,630 1,910,735
Series 2009, GO, 7.30%, 10/01/39 ...... 1,155 1,307,948
Series 2009, GO, 7.35%, 11/01/39 ...... 500 569,518
Series 2010, GO, 7.63%, 03/01/40 ...... 1,200 1,404,572
Series 2010, GO, 7.60%, 11/01/40 ...... 2,350 2,782,712
Series 2023, GO, 5.88%, 10/01/41 ...... 2,000 2,055,411
Series 2023, GO, 5.20%, 03/01/43 ...... 105 100,721
University of California
Series 2020BG, RB, 1.61%, 05/15/30 .... 720 615,781
Series 2021BJ, RB, 3.07%, 05/15/51
(e)
... 1,305 844,856
Series 2012AD, RB, 4.86%, 05/15/2112 .. 110 92,852
Series 2015AQ, RB, 4.77%, 05/15/2115 .. 1,445 1,193,110
35,516,251
Connecticut — 0.0%
State of Connecticut , Series A, GO,
5.85%, 03/15/32 .................. 1,340 1,402,596
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority ,
Series 2014A, RB, 4.81%, 10/01/2114 .... 100 85,622
Florida — 0.0%
County of Broward Airport System , Series
2019C, RB, 3.48%, 10/01/43 .......... 1,000 806,124
County of Miami-Dade
Series 2018C, RB, 4.28%, 10/01/41 ..... 60 52,835
Series 2020B, RB, 2.60%, 07/01/42 ..... 1,000 728,224
County of Miami-Dade Seaport Department ,
Series 2023, RB, 6.22%, 11/01/55 ...... 170 175,934
State Board of Administration Finance Corp.
Series 2020A, RB, 1.71%, 07/01/27 ..... 750 700,779
Series 2020A, RB, 2.15%, 07/01/30 ..... 925 803,928
Series 2024A, RB, 5.53%, 07/01/34 ..... 750 757,587
4,025,411
Georgia — 0.1%
City of Atlanta , Series 2020, RB,
2.26%, 11/01/35 .................. 120 96,749
Municipal Electric Authority of Georgia
Series 2010-A, RB, 6.64%, 04/01/57 ..... 990 1,057,284
Series 2010-A, RB, 6.66%, 04/01/57 ..... 310 332,831
Series 2010-A, RB, 7.06%, 04/01/57 ..... 825 906,396
2,393,260

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Idaho — 0.0%
Idaho Energy Resources Authority , Series 2021,
RB, 2.86%, 09/01/46 ............... USD 85 $ 57,653
Illinois — 0.1%
Chicago O'Hare International Airport
Series 2010B, RB, 6.40%, 01/01/40 ..... 500 528,489
Series 2018C, RB, 4.47%, 01/01/49
(e)
.... 80 68,931
Chicago Transit Authority Sales & Transfer Tax
Receipts
Series 2008B, RB, 6.90%, 12/01/40
(e)
.... 741 811,493
Series 2008A, RB, 6.90%, 12/01/40 ..... 1,211 1,325,085
Chicago Transit Authority Sales Tax Receipts
Fund , Series 2010-B, RB, 6.20%, 12/01/40 400 409,788
Illinois State Toll Highway Authority , Series
2009A, RB, 6.18%, 01/01/34 .......... 180 187,892
Sales Tax Securitization Corp.
Series 2021B, RB, 3.24%, 01/01/42 ..... 1,000 785,625
Series 2019A, RB, 4.79%, 01/01/48 ..... 595 533,246
State of Illinois
Series 2003, GO, 5.10%, 06/01/33 ...... 7,158 7,072,944
Series 2010-5, GO, 7.35%, 07/01/35 ..... 629 674,340
12,397,833
Indiana — 0.0%
Indiana Finance Authority , Series 2021, RB,
3.05%, 01/01/51 .................. 100 71,111
Kansas — 0.0%
Kansas Development Finance Authority , Series
2021K, RB, 2.77%, 05/01/51
(e)
......... 420 285,678
Louisiana — 0.0%
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2022A, RB, 3.62%, 02/01/29 ..... 401 395,983
Series 2022A, RB, 4.48%, 08/01/39
(e)
.... 1,405 1,310,360
Series 2023, RB, 5.20%, 12/01/39 ...... 1,215 1,201,123
State of Louisiana Gasoline & Fuels Tax , Series
2022A, RB, 2.95%, 05/01/41 .......... 195 149,834
3,057,300
Maryland — 0.0%
Maryland Economic Development Corp.
Series 2024, RB, 5.43%, 05/31/56 ...... 435 417,347
Series 2024, RB, 5.94%, 05/31/57 ...... 180 179,114
Maryland Health & Higher Educational
Facilities Authority , Series 2020D, RB,
3.05%, 07/01/40 .................. 200 147,284
743,745
Massachusetts — 0.0%
Commonwealth of Massachusetts
Series 2010A, GO, 4.91%, 05/01/29 ..... 805 805,659
Series 2022A, RB, 3.77%, 07/15/29 ..... 805 782,000
Series 2009E, GO, 5.46%, 12/01/39 ..... 1,145 1,146,911
Series 2019H, GO, 2.90%, 09/01/49 ..... 550 371,719
Commonwealth of Massachusetts
Transportation Fund , Series 2010A, RB,
5.73%, 06/01/40 .................. 1,000 1,016,243
Massachusetts School Building Authority
Series 2019B, RB, 3.40%, 10/15/40 ..... 65 53,928
Series 2020C, RB, 2.95%, 05/15/43
(e)
.... 1,765 1,310,700
5,487,160
Security
Par (000)
Par (000) Value
Michigan — 0.0%
Michigan Finance Authority
Series 2019T, RB, 3.08%, 12/01/34 ..... USD 350 $ 302,611
Series 2019T, RB, 3.38%, 12/01/40 ..... 55 44,133
Michigan State University , Series 2022A, RB,
4.17%, 08/15/2122 ................. 550 404,206
Michigan Strategic Fund , Series 2021A, RB,
3.23%, 09/01/47 .................. 50 37,219
University of Michigan
Series 2020B, RB, 2.44%, 04/01/40 ..... 238 170,996
Series 2020B, RB, 2.56%, 04/01/50 ..... 2,000 1,217,494
Series 2022B, RB, 3.50%, 04/01/52 ..... 119 87,569
Series 2022A, RB, 3.50%, 04/01/52 ..... 153 111,854
Series 2022A, RB, 4.45%, 04/01/2122 ... 1,596 1,265,369
3,641,451
Minnesota — 0.0%
University of Minnesota , Series 2022, RB,
4.05%, 04/01/52
(e)
................. 268 215,959
Missouri — 0.0%
Health & Educational Facilities Authority of the
State of Missouri
Series 2020A, RB, 3.23%, 05/15/50 ..... 500 350,273
Series 2017A, RB, 3.65%, 08/15/57 ..... 225 161,713
511,986
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) ,
Series 2019A, RB, 3.04%, 10/01/49 ..... 50 34,940
New Jersey — 0.0%
New Jersey Economic Development Authority ,
Series A, RB, 7.43%, 02/15/29 ......... 1,085 1,144,674
New Jersey Transportation Trust Fund Authority ,
Series 2010B, RB, 6.56%, 12/15/40 ..... 1,210 1,301,371
New Jersey Turnpike Authority
Series 2009F, RB, 7.41%, 01/01/40 ..... 1,055 1,230,945
Series 2010A, RB, 7.10%, 01/01/41 ..... 1,435 1,608,371
Rutgers The State University of New Jersey
Series 2010H, RB, 5.67%, 05/01/40 ..... 500 499,541
Series 2019R, RB, 3.27%, 05/01/43 ..... 200 155,884
Series 2019P, RB, 3.92%, 05/01/2119 .... 100 68,171
6,008,957
New York — 0.0%
City of New York
Series A-2, GO, 5.21%, 10/01/31 ....... 135 135,274
Series 2025, Sub-Series C-2, GO,
4.61%, 09/01/37 ................ 450 428,658
Series 2011C-1, GO, 5.52%, 10/01/37 .... 450 448,153
Series 2011F-1, GO, 6.27%, 12/01/37 .... 1,000 1,051,124
Series 2025, Sub-Series D-2, GO,
5.26%, 10/01/44 ................ 250 242,052
Series 2023B, Sub-Series B-2, GO,
5.26%, 10/01/52 ................ 75 72,516
Series 2024B, Sub-Series B1, GO,
5.83%, 10/01/53 ................ 1,000 1,046,050
Series 2025, Sub-Series D-1, GO,
5.11%, 10/01/54 ................ 100 94,944
Empire State Development Corp. , Series
2009E, RB, 5.77%, 03/15/39 .......... 155 156,745
Metropolitan Transportation Authority
Series 2010A, RB, 6.67%, 11/15/39 ..... 750 805,789
Series 2010E, RB, 6.81%, 11/15/40 ..... 265 287,530

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Metropolitan Transportation Authority
Dedicated Tax Fund , Series 2009C, RB,
7.34%, 11/15/39 .................. USD 460 $ 536,915
New York City Municipal Water Finance
Authority
Series 2010GG, RB, 5.72%, 06/15/42 .... 250 247,232
Series 2010DD, RB, 5.95%, 06/15/42 .... 225 228,534
Series 2011AA, RB, 5.44%, 06/15/43
(e)
... 525 515,017
Series 2011CC, RB, 5.88%, 06/15/44 .... 975 976,755
New York City Transitional Finance Authority
Future Tax Secured , Series 2010B-1, RB,
5.57%, 11/01/38 .................. 260 260,435
New York State Dormitory Authority
(e)
Series 2009F, RB, 5.63%, 03/15/39 ..... 50 50,491
Series 2010D, RB, 5.60%, 03/15/40 ..... 390 390,048
Port Authority of New York & New Jersey
Series 2010-165, RB, 5.65%, 11/01/40 ... 1,290 1,330,429
Series 2014-181, RB, 4.96%, 08/01/46 ... 100 94,556
Series 229, RB, 3.14%, 02/15/51 ....... 230 164,533
Series 2011-168, RB, 4.93%, 10/01/51 ... 775 716,093
Series 239, RB, 5.07%, 07/15/53 ....... 500 471,252
Series 201, RB, 4.23%, 10/15/57 ....... 1,000 806,770
Series 225, RB, 3.18%, 07/15/60 ....... 1,100 682,914
Series 2012-174, RB, 4.46%, 10/01/62
(e)
.. 2,300 1,918,862
Series 192, RB, 4.81%, 10/15/65 ....... 145 130,532
14,290,203
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2021A, RB, 3.20%, 01/15/51 ..... 435 296,543
Ohio — 0.0%
American Municipal Power, Inc.
Series 2010A, RB, 7.83%, 02/15/41 ..... 700 828,455
Series 2010A, RB, 8.08%, 02/15/50 ..... 650 811,486
JobsOhio Beverage System
Series 2023, RB, 4.43%, 01/01/33 ...... 125 122,609
Series 2013B, RB, 4.53%, 01/01/35 ..... 350 338,563
Series 2020A, RB, 2.83%, 01/01/38 ..... 250 197,365
Ohio State University (The)
Series 2010-C, RB, 4.91%, 06/01/40 ..... 1,175 1,111,295
Series 2011A, RB, 4.80%, 06/01/2111 .... 200 169,641
Ohio Turnpike & Infrastructure Commission ,
Series 2020A, RB, 3.22%, 02/15/48 ..... 160 115,406
3,694,820
Oklahoma — 0.0%
Oklahoma Development Finance Authority
Series 2022, RB, 4.62%, 06/01/44 ...... 330 308,319
Series 2022, RB, 4.38%, 11/01/45 ...... 400 367,235
Series 2022, RB, 5.09%, 02/01/52 ...... 1,375 1,317,264
1,992,818
Oregon — 0.0%
Oregon School Boards Association (NATL-RE)
Series 2002B, GO, 5.55%, 06/30/28 ..... 81 82,566
Series 2003B, GO, 5.68%, 06/30/28 ..... 100 101,571
Oregon State University , Series 2020, RB,
3.42%, 03/01/60 .................. 200 137,385
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 .................. 556 565,292
886,814
Security
Par (000)
Par (000) Value
Pennsylvania — 0.0%
Commonwealth Financing Authority
Series 2018A, RB, 3.86%, 06/01/38 ..... USD 600 $ 534,712
Series 2021A, RB, 2.99%, 06/01/42
(e)
.... 710 515,482
Pennsylvania State University (The)
Series 2020D, RB, 2.79%, 09/01/43 ..... 500 373,103
Series 2020D, RB, 2.84%, 09/01/50 ..... 250 167,048
Pennsylvania Turnpike Commission , Series
2010B, RB, 5.51%, 12/01/45 .......... 250 246,945
University of Pittsburgh-of the Commonwealth
System of Higher Education , Series 2019A,
RB, 3.56%, 09/15/2119 .............. 200 125,182
1,962,472
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board , Series 2016B, RB, 4.05%, 07/01/26 250 248,679
Texas — 0.0%
Board of Regents of the University of Texas
System
Series 2010C, RB, 4.79%, 08/15/46 ..... 155 147,015
Series 2020B, RB, 2.44%, 08/15/49 ..... 845 509,238
City of San Antonio Electric & Gas Systems
Series 2009C, RB, 5.99%, 02/01/39 ..... 1,000 1,038,441
Series 2010A, RB, 5.81%, 02/01/41 ..... 200 201,181
Dallas Area Rapid Transit
Series 2009B, RB, 6.00%, 12/01/44 ..... 50 51,000
Series 2021A, RB, 2.61%, 12/01/48 ..... 1,500 984,741
Series 2010B, RB, 5.02%, 12/01/48
(e)
.... 525 479,582
Dallas County Hospital District , Series 2009C,
GO, 5.62%, 08/15/44 ............... 50 49,070
Dallas Fort Worth International Airport
Series 2020C, RB, 3.09%, 11/01/40 ..... 500 390,235
Series 2019A, RB, 3.14%, 11/01/45 ..... 250 183,740
Series 2021C, RB, 2.84%, 11/01/46 ..... 95 67,197
Series 2020C, RB, 2.92%, 11/01/50
(e)
.... 1,150 790,183
Series 2022A, RB, 4.51%, 11/01/51 ..... 1,265 1,089,054
Grand Parkway Transportation Corp. , Series
2020B, RB, 3.24%, 10/01/52 .......... 855 586,050
North Texas Tollway Authority , Series 2009B,
RB, 6.72%, 01/01/49 ............... 1,248 1,374,336
Permanent University Fund - Texas A&M
University System , Series 2017B, RB,
3.66%, 07/01/47 .................. 100 80,635
Permanent University Fund - University
of Texas System , Series 2017A, RB,
3.38%, 07/01/47 .................. 1,120 837,760
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 .................. 1,015 1,020,145
Texas Department of Transportation
State Highway Fund , Series 2010, RB,
5.18%, 04/01/30 .................. 1,115 1,118,029
Texas Natural Gas Securitization Finance Corp.
Series 2023A-1, RB, 5.10%, 04/01/35 .... 1,752 1,764,260
Series 2023A-2, RB, 5.17%, 04/01/41 .... 1,335 1,322,222
Texas Private Activity Bond Surface
Transportation Corp. , Series 2019B, RB,
3.92%, 12/31/49 .................. 400 315,748
Texas Transportation Commission , Series 2020,
GO, 2.47%, 10/01/44 ............... 500 338,199
14,738,061
Virginia — 0.0%
University of Virginia
Series 2020, RB, 2.26%, 09/01/50 ...... 1,120 632,148

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2017C, RB, 4.18%, 09/01/2117 ... USD 50 $ 37,160
669,308
Washington — 0.0%
Central Puget Sound Regional Transit Authority ,
Series 2009S-2T, RB, 5.49%, 11/01/39 ... 30 30,021
Wisconsin — 0.0%
State of Wisconsin (AGM)
Series 2023A, RB, 5.70%, 05/01/26 ..... 15 15,131
Series 2017C, RB, 3.15%, 05/01/27 ..... 250 243,089
258,220
Total Municipal Bonds — 0.4%
(Cost: $137,453,555) .............................. 116,340,012
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.7%
3650R Commercial Mortgage Trust, Series
2022-PF2, Class A5, 5.29%, 11/15/55
(h)
... 500 501,770
BANK
Series 2017-BNK8, Class A3, 3.23%,
11/15/50 ..................... 2,050 1,974,545
Series 2018-BN13, Class A4, 3.95%,
08/15/61 ..................... 1,686 1,625,803
Series 2019-BN16, Class C, 4.79%,
02/15/52
(h)
.................... 1,000 887,280
Series 2020-BN25, Class C, 3.35%,
01/15/63
(h)
.................... 200 169,987
Series 2020-BN27, Class A5, 2.14%,
04/15/63 ..................... 690 588,796
Series 2022-BNK44, Class AS, 5.74%,
11/15/55
(h)
.................... 5,400 5,549,212
Series 2024-BNK47, Class A5, 5.72%,
06/15/57 ..................... 2,220 2,301,588
BANK5
Series 2024-5YR10, Class AS, 5.64%,
10/15/57 ..................... 500 505,092
Series 2024-5YR11, Class A3, 5.89%,
11/15/57 ..................... 5,000 5,160,244
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 2,000 2,080,876
Barclays Commercial Mortgage Trust, Series
2019-C3, Class A4, 3.58%, 05/15/52 ..... 1,421 1,340,605
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%, 12/15/51 2,475 2,401,597
Series 2018-C2, Class A5, 4.31%, 12/15/51 800 780,935
Series 2020-C7, Class A4, 1.79%, 04/15/53 3,000 2,618,050
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,330 1,145,224
Series 2020-C8, Class A5, 2.04%, 10/15/53 4,125 3,502,627
Series 2022-C15, Class A5, 3.66%,
04/15/55
(h)
.................... 1,940 1,745,355
Series 2022-C17, Class C, 5.45%,
09/15/55
(h)
.................... 500 472,598
Series 2022-C18, Class A5, 5.71%,
12/15/55
(h)
.................... 1,335 1,380,901
Series 2022-C18, Class AS, 6.15%,
12/15/55
(h)
.................... 2,688 2,823,275
Series 2022-C18, Class C, 6.15%,
12/15/55
(h)
.................... 500 502,945
Series 2023-C21, Class A5, 6.00%,
09/15/56
(h)
.................... 14,120 14,869,071
Series 2023-C22, Class A5, 6.80%,
11/15/56
(h)
.................... 4,475 4,970,287
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-5C25, Class A3, 5.95%,
03/15/57 ..................... USD 2,250 $ 2,324,164
Series 2024-5C25, Class AS, 6.36%,
03/15/57
(h)
.................... 400 413,236
Series 2024-5C25, Class B, 6.15%,
03/15/57
(h)
.................... 700 715,108
Series 2024-5C25, Class C, 6.64%,
03/15/57
(h)
.................... 420 432,115
Series 2024-5C27, Class A2, 5.55%,
07/15/57 ..................... 2,000 2,037,993
Series 2024-5C27, Class C, 6.70%,
07/15/57
(h)
.................... 1,000 1,029,512
Series 2024-5C29, Class A3, 5.21%,
09/15/57 ..................... 900 905,427
Series 2024-5C29, Class AS, 5.63%,
09/15/57 ..................... 2,200 2,222,310
Series 2024-C24, Class AS, 5.87%,
02/15/57 ..................... 2,810 2,885,899
Series 2024-C24, Class B, 5.72%, 02/15/57 1,080 1,082,034
Series 2024-C26, Class C, 6.00%,
05/15/57
(h)
.................... 1,200 1,196,085
Series 2024-C28, Class A3, 5.89%, 09/15/57 1,000 1,007,202
Series 2024-C30, Class A5, 5.53%, 11/15/57 800 818,152
Series 2024-C30, Class AS, 5.83%,
11/15/57
(h)
.................... 500 511,675
BBCMS Trust, Series 2021-C10, Class A5,
2.49%, 07/15/54 .................. 4,650 4,036,885
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%,
07/15/51
(h)
.................... 328 322,303
Series 2018-B5, Class A3, 3.94%, 07/15/51 2,400 2,316,089
Series 2018-B5, Class A4, 4.21%, 07/15/51 750 728,817
Series 2019-B10, Class A4, 3.72%, 03/15/62 5,000 4,747,613
Series 2019-B11, Class A4, 3.28%, 05/15/52 3,000 2,794,012
Series 2019-B9, Class A5, 4.02%, 03/15/52 2,500 2,385,101
Series 2020-B21, Class A4, 1.70%, 12/17/53 2,400 2,023,875
Series 2020-B21, Class A5, 1.98%, 12/17/53 1,450 1,214,971
Series 2020-B22, Class A5, 1.97%, 01/15/54 5,000 4,176,833
Series 2020-IG1, Class AS, 2.91%,
09/15/43
(h)
.................... 250 197,148
Series 2021-B23, Class A5, 2.07%, 02/15/54 15,000 12,437,995
Series 2021-B29, Class A5, 2.39%, 09/15/54 6,660 5,619,269
Series 2023-B38, Class A2, 5.63%, 04/15/56 6,000 6,088,155
Series 2023-B38, Class A4, 5.52%, 04/15/56 1,217 1,240,949
Series 2024-V5, Class B, 6.06%, 01/10/57
(h)
1,000 1,016,321
Series 2024-V6, Class A3, 5.93%, 03/15/57 2,800 2,884,318
Series 2024-V6, Class AS, 6.38%, 03/15/57 1,850 1,912,965
Series 2024-V6, Class B, 6.79%, 03/15/57 . 780 812,170
Series 2024-V6, Class C, 6.67%, 03/15/57 . 440 452,539
Series 2024-V8, Class C, 6.95%, 07/15/57
(d)
(h)
.......................... 1,500 1,562,945
Series 2024-V9, Class AS, 6.06%,
08/15/57
(h)
.................... 1,000 1,026,291
BMARK, Series 2023-V4, Class A3, 6.84%,
11/15/56
(h)
...................... 4,500 4,751,562
BMO Mortgage Trust
Series 2023-C7, Class B, 6.67%, 12/15/56
(h)
3,000 3,169,571
Series 2024-5C3, Class AS, 6.29%,
02/15/57
(h)
.................... 1,104 1,135,948
Series 2024-5C6, Class A3, 5.32%, 09/15/57 520 524,505
Series 2024-5C6, Class AS, 5.75%,
09/15/57
(h)
.................... 1,000 1,012,887
Series 2024-5C6, Class B, 6.09%,
09/15/57
(h)
.................... 375 379,174

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-5C7, Class AS, 5.89%,
11/15/57
(h)
.................... USD 700 $ 714,461
Series 2024-5C7, Class B, 6.20%,
11/15/57
(h)
.................... 1,900 1,948,935
Series 2024-C8, Class C, 6.23%, 03/15/57
(h)
500 491,806
CD Mortgage Trust
Series 2017-CD5, Class A4, 3.43%,
08/15/50 ..................... 1,280 1,232,125
Series 2017-CD6, Class B, 3.91%,
11/13/50
(h)
.................... 500 465,327
CFCRE Commercial Mortgage Trust, Series
2017-C8, Class A4, 3.57%, 06/15/50 ..... 1,000 962,742
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%,
04/10/49 ..................... 1,000 983,145
Series 2016-P4, Class A4, 2.90%, 07/10/49 3,600 3,485,459
Series 2016-P6, Class A4, 3.46%, 12/10/49 8,868 8,656,124
Series 2017-P7, Class A4, 3.71%, 04/14/50 750 723,695
Series 2018-B2, Class A3, 3.74%, 03/10/51 966 937,425
Series 2019-C7, Class AS, 3.42%, 12/15/72 500 448,634
Series 2019-C7, Class C, 3.93%, 12/15/72
(h)
1,000 877,243
Commercial Mortgage Trust, Series 2017-
COR2, Class A3, 3.51%, 09/10/50 ...... 1,000 959,292
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(h)
.................... 1,750 1,704,172
Series 2019-C15, Class A4, 4.05%, 03/15/52 1,000 961,018
DBJPM Mortgage Trust, Series 2017-C6, Class
AM, 3.56%, 06/10/50
(h)
.............. 2,000 1,875,404
GS Mortgage Securities Trust, Series 2018-
GS10, Class AS, 4.38%, 07/10/51
(h)
..... 1,000 943,262
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2016-JP3, Class A4, 2.63%, 08/15/49 1,081 1,050,618
Series 2016-JP4, Class A4, 3.65%,
12/15/49
(h)
.................... 2,499 2,428,787
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class A5, 3.60%, 11/15/48 2,500 2,463,046
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A5, 3.45%, 09/15/50 1,000 960,367
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2016-C28, Class AS, 3.95%,
01/15/49 ....................... 2,000 1,948,514
Morgan Stanley Capital I Trust
Series 2018-H3, Class A5, 4.18%, 07/15/51 1,000 972,355
Series 2018-H3, Class C, 4.85%, 07/15/51
(h)
400 374,777
Series 2018-L1, Class A3, 4.14%, 10/15/51 1,000 968,270
Series 2019-H6, Class A4, 3.42%, 06/15/52 880 819,806
Series 2019-L3, Class AS, 3.49%, 11/15/52 420 381,790
Series 2021-L7, Class A5, 2.57%, 10/15/54 2,500 2,122,494
UBS Commercial Mortgage Trust, Series 2018-
C8, Class A4, 3.98%, 02/15/51 ......... 875 845,984
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class A4, 3.47%, 11/15/50 5,000 4,793,094
Series 2017-C42, Class A4, 3.59%, 12/15/50 1,200 1,151,587
Series 2018-C43, Class AS, 4.15%,
03/15/51
(h)
.................... 750 721,896
Series 2018-C47, Class A4, 4.44%, 09/15/61 3,000 2,941,321
Series 2018-C47, Class AS, 4.67%,
09/15/61
(h)
.................... 2,000 1,934,857
Series 2019-C54, Class A4, 3.15%, 12/15/52 1,400 1,278,505
Series 2020-C56, Class A5, 2.45%, 06/15/53 520 457,520
Series 2020-C58, Class A4, 2.09%, 07/15/53 2,120 1,792,722
Series 2021-C59, Class A5, 2.63%, 04/15/54 3,470 2,957,458
Series 2021-C60, Class A4, 2.34%, 08/15/54 920 779,367
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-C61, Class A4, 2.66%, 11/15/54 USD 4,231 $ 3,609,977
Series 2021-C61, Class C, 3.31%, 11/15/54 500 404,390
214,980,557
Total Non-Agency Mortgage-Backed Securities — 0.7%
(Cost: $225,004,197) .............................. 214,980,557
Preferred Securities
Shares
Shares
Preferred Stocks
IT Services — 0.0%
(a)
Veritas Newco ...................... 2,411 54,257
Veritas Newco, Series G-1 .............. 1,665 37,452
91,709
Total Preferred Stocks — 0.0%
(Cost: $81,519) ................................. 91,709
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal Home Loan Bank Bonds
2.50%, 12/10/27 .................. 250 238,131
3.00%, 03/10/28 .................. 60 57,741
3.13%, 06/13/25 - 09/12/25 ........... 3,880 3,858,020
3.25%, 06/09/28 - 11/16/28
(e)
.......... 1,375 1,329,277
5.50%, 07/15/36 .................. 3,285 3,491,650
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29
(l)
................. 200 161,337
6.25%, 07/15/32 .................. 2,355 2,610,736
6.75%, 03/15/31 .................. 1,060 1,186,459
Federal National Mortgage Association
0.50%, 06/17/25 .................. 2,000 1,972,302
0.88%, 08/05/30 .................. 13,630 11,308,892
1.88%, 09/24/26 .................. 1,025 987,768
6.25%, 05/15/29 .................. 650 698,127
6.63%, 11/15/30 .................. 1,170 1,300,307
7.25%, 05/15/30 .................. 585 662,884
Tennessee Valley Authority
0.75%, 05/15/25 .................. 50 49,490
1.50%, 09/15/31 .................. 400 329,894
2.88%, 02/01/27 .................. 250 243,227
3.50%, 12/15/42 .................. 390 316,728
5.25%, 09/15/39 .................. 890 913,361
5.88%, 04/01/36 .................. 580 629,848
6.75%, 11/01/25 .................. 115 116,948
7.13%, 05/01/30 .................. 145 162,678
32,625,805
Commercial Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Series K064, Class A2, 3.22%, 03/25/27 .. 3,000 2,925,299
Series K067, Class A2, 3.19%, 07/25/27 .. 3,680 3,565,746
Series K073, Class A2, 3.35%, 01/25/28 .. 1,000 967,237
Series K078, Class A2, 3.85%, 06/25/28 .. 3,600 3,520,280
Series K089, Class A2, 3.56%, 01/25/29 .. 2,000 1,924,275
Series K100, Class A2, 2.67%, 09/25/29 .. 7,000 6,427,368
Series K101, Class A2, 2.52%, 10/25/29 .. 2,000 1,822,137
Series K106, Class A2, 2.07%, 01/25/30 .. 3,170 2,806,281
Series K108, Class A2, 1.52%, 03/25/30 .. 3,000 2,582,768

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series K110, Class A2, 1.48%, 04/25/30 .. USD 660 $ 565,447
Series K112, Class A2, 1.31%, 05/25/30 .. 3,000 2,532,132
Series K116, Class A2, 1.38%, 07/25/30 .. 7,091 5,976,344
Series K125, Class A2, 1.85%, 01/25/31 .. 5,000 4,260,012
Series K130, Class A2, 1.72%, 06/25/31 .. 3,500 2,930,259
Series K141, Class A1, 2.55%, 05/25/31 .. 2,227 2,055,443
Series K141, Class A2, 2.25%, 02/25/32 .. 3,000 2,552,042
Series K-1512, Class A2, 2.99%, 05/25/31 . 910 823,197
Series K-1512, Class A3, 3.06%, 04/25/34 . 720 625,013
Series K154, Class A2, 3.42%, 04/25/32 .. 1,000 948,588
Series K528, Class A2, 4.51%, 07/25/29 .. 2,000 1,984,478
Series K736, Class A2, 2.28%, 07/25/26 .. 8,957 8,716,957
Series K739, Class A2, 1.34%, 09/25/27 .. 5,780 5,370,992
Series K740, Class A2, 1.47%, 09/25/27 .. 575 531,960
Series K750, Class A2, 3.00%, 09/25/29 .. 2,000 1,872,936
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(h)
Series K-150, Class A2, 3.71%, 09/25/32 .. 11,000 10,213,951
Series K-154, Class A2, 4.35%, 01/25/33 .. 45,000 43,522,261
Series K-160, Class A2, 4.50%, 08/25/33 .. 3,438 3,347,883
Series K069, Class A2, 3.19%, 09/25/27 .. 5,939 5,744,245
Series K070, Class A2, 3.30%, 11/25/27 .. 1,652 1,599,278
Series K075, Class A2, 3.65%, 02/25/28 .. 3,065 2,984,675
Series K077, Class A2, 3.85%, 05/25/28 .. 2,400 2,347,126
Series K086, Class A2, 3.86%, 11/25/28 .. 1,000 973,828
Series K517, Class A2, 5.36%, 01/25/29 .. 6,200 6,337,207
Series K749, Class A2, 2.12%, 03/25/29 .. 15,000 13,661,434
Federal National Mortgage Association ACES
Series 2019-M5, Class A2, 3.27%, 02/25/29 4,668 4,456,563
Series 2019-M9, Class A2, 2.94%, 06/25/29 3,507 3,305,557
Federal National Mortgage Association ACES
Variable Rate Notes
(h)
Series 2017-M7, Class A2, 2.96%, 02/25/27 4,052 3,932,871
Series 2018-M1, Class A2, 2.99%, 12/25/27 641 617,143
Series 2018-M3, Class A2, 3.06%, 02/25/30 7,516 7,030,349
Series 2018-M10, Class A2,
3.35%, 07/25/28 ................ 2,696 2,602,568
Series 2018-M12, Class A2,
3.63%, 08/25/30 ................ 2,950 2,794,175
Series 2019-M2, Class A2, 3.62%, 11/25/28 1,787 1,732,318
Series 2021-M13, Class A2,
1.60%, 04/25/31 ................ 17,050 14,204,119
Series 2021-M17, Class A2,
1.71%, 07/25/31 ................ 5,000 4,180,191
Series 2022-M1, Class A2, 1.67%, 10/25/31 9,890 8,129,543
212,004,476
Mortgage-Backed Securities — 21.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30 - 01/01/33 ........... 1,129 1,063,415
3.00%, 05/01/29 - 10/01/47 ........... 18,616 17,096,903
3.50%, 05/01/32 - 06/01/49 ........... 11,075 10,043,834
4.00%, 05/01/33 - 01/01/49 ........... 4,129 3,852,043
4.50%, 02/01/41 - 01/01/49 ........... 2,080 1,996,672
5.00%, 04/01/33 - 04/01/49 ........... 778 770,050
Federal National Mortgage Association
3.00%, 02/01/47 .................. 283 250,931
3.50%, 11/01/51 .................. 1,084 978,172
4.00%, 02/01/47 - 02/01/57 ........... 1,411 1,305,973
Government National Mortgage Association
1.50%, 10/20/51 .................. 5,011 3,786,514
2.00%, 07/20/50 - 06/20/52 ........... 312,466 250,400,172
2.00%, 02/15/55 .................. 37,142 29,742,617
2.50%, 05/20/45 - 09/20/52 ........... 302,563 253,125,635
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50%, 02/15/55 .................. USD 20,480 $ 17,120,889
3.00%, 01/20/43 - 09/20/52 ........... 218,177 190,142,218
3.00%, 02/15/55 .................. 25,092 21,834,576
3.50%, 09/20/42 - 07/20/53 ........... 151,573 136,807,445
3.50%, 02/15/55 .................. 37,013 33,117,736
4.00%, 08/20/45 - 11/20/54 ........... 109,618 101,443,466
4.00%, 02/15/55 .................. 14,132 13,012,481
4.50%, 04/15/40 - 10/20/54 ........... 91,253 86,793,763
4.50%, 02/15/55 .................. 30,781 29,107,283
5.00%, 07/20/46 - 12/20/54 ........... 104,346 101,587,396
5.00%, 02/15/55 .................. 46,059 44,756,394
5.50%, 04/20/48 - 11/20/54 ........... 113,553 113,061,462
5.50%, 02/15/55 .................. 38,375 38,099,180
6.00%, 02/20/53 - 01/20/55 ........... 96,688 97,594,104
6.00%, 02/15/55 .................. 12,675 12,781,945
6.50%, 07/20/54 - 01/20/55 ........... 77,288 78,833,769
6.50%, 02/15/55 .................. 8,471 8,631,861
Uniform Mortgage-Backed Securities
1.50%, 03/01/36 - 04/01/52 ........... 142,075 113,903,728
1.50%, 02/25/40 - 02/25/55 ........... 43,549 36,333,964
2.00%, 12/01/35 - 10/01/52 ........... 1,670,938 1,341,995,091
2.00%, 02/25/40 - 02/25/55 ........... 85,698 72,766,469
2.50%, 12/01/29 - 04/01/53 ........... 1,062,901 882,691,727
2.50%, 02/25/40 - 02/25/55 ........... 78,224 66,571,273
3.00%, 10/01/27 - 10/01/52 ........... 557,580 482,638,302
3.00%, 02/25/40 - 02/25/55 ........... 72,598 63,332,950
3.50%, 01/01/27 - 01/01/53 ........... 379,086 342,130,427
3.50%, 02/25/40 - 02/25/55 ........... 55,346 49,063,002
4.00%, 07/01/29 - 02/01/53 ........... 276,061 255,819,720
4.00%, 02/25/40 - 02/25/55 ........... 98,279 91,173,884
4.50%, 02/25/40 - 02/25/55 ........... 58,131 54,738,800
4.50%, 06/01/41 - 04/01/54 ........... 192,382 182,160,199
5.00%, 06/01/39 - 01/01/55 ........... 241,173 233,836,833
5.00%, 02/25/40 - 02/25/55 ........... 39,979 38,613,128
5.50%, 09/01/41 - 11/01/54 ........... 312,026 309,897,396
5.50%, 02/25/55 .................. 24,950 24,639,449
6.00%, 07/01/41 - 10/01/54 ........... 267,327 270,468,019
6.00%, 02/25/55 .................. 37,000 37,251,392
6.50%, 07/01/53 - 09/01/54 ........... 172,480 178,409,861
6.50%, 02/25/55 .................. 12,275 12,584,268
6,840,158,781
Total U.S. Government Sponsored Agency Securities — 21.9%
(Cost: $7,634,290,307) ............................ 7,084,789,062
U.S. Treasury Obligations
U.S. Treasury Bonds
6.00%, 02/15/26 .................. 1,700 1,728,953
6.50%, 11/15/26 .................. 1,000 1,040,703
6.63%, 02/15/27 .................. 2,000 2,098,281
6.38%, 08/15/27 .................. 3,400 3,568,141
5.50%, 08/15/28 .................. 5,500 5,724,727
5.25%, 11/15/28 - 02/15/29 ........... 12,200 12,587,000
4.50%, 02/15/36 - 11/15/54 ........... 112,895 108,270,993
5.00%, 05/15/37 .................. 21,500 22,346,562
4.38%, 02/15/38 - 08/15/43 ........... 72,974 69,075,564
3.50%, 02/15/39 .................. 3,750 3,301,758
4.63%, 02/15/40 - 05/15/54 ........... 173,058 168,112,016
1.13%, 05/15/40 - 08/15/40 ........... 137,400 82,973,563
3.88%, 08/15/40 - 05/15/43 ........... 142,135 125,650,084
1.38%, 11/15/40 - 08/15/50 ........... 63,620 34,744,372
4.25%, 11/15/40 - 08/15/54 ........... 172,404 157,279,400
1.88%, 02/15/41 - 11/15/51 ........... 213,950 125,913,016
4.75%, 02/15/41 - 11/15/53 ........... 131,136 129,704,219
2.25%, 05/15/41 - 02/15/52 ........... 178,330 114,677,217

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.75%, 08/15/41 .................. USD 80,020 $ 52,075,516
3.75%, 08/15/41 - 11/15/43 ........... 16,000 13,977,187
2.00%, 11/15/41 - 08/15/51 ........... 198,330 121,758,215
3.13%, 11/15/41 - 05/15/48 ........... 61,140 47,410,574
2.38%, 02/15/42 - 05/15/51 ........... 118,400 77,761,656
3.00%, 05/15/42 - 08/15/52 ........... 247,035 182,371,812
3.25%, 05/15/42 .................. 30,050 24,523,617
2.75%, 08/15/42 - 11/15/47 ........... 79,150 57,274,587
3.38%, 08/15/42 - 11/15/48 ........... 80,550 64,367,891
4.00%, 11/15/42 - 11/15/52 ........... 83,234 73,599,007
2.88%, 05/15/43 - 05/15/52 ........... 191,600 137,257,859
3.63%, 08/15/43 - 05/15/53 ........... 144,923 118,741,387
4.13%, 08/15/44 - 08/15/53 ........... 120,101 107,861,193
2.50%, 02/15/45 - 05/15/46 ........... 127,358 87,839,169
1.25%, 05/15/50 .................. 37,200 17,658,375
1.63%, 11/15/50 .................. 42,650 22,271,297
U.S. Treasury Notes
4.00%, 12/15/25 - 02/15/34 ........... 870,075 856,430,816
0.38%, 01/31/26 - 09/30/27 ........... 157,300 149,684,641
4.25%, 01/31/26 - 11/15/34 ........... 673,589 670,385,656
1.63%, 02/15/26 - 05/15/31 ........... 233,960 213,708,975
0.50%, 02/28/26 - 10/31/27 ........... 169,600 158,947,297
2.50%, 02/28/26 - 03/31/27 ........... 63,500 61,621,289
4.63%, 02/28/26 - 05/31/31 ........... 736,542 742,526,416
0.75%, 03/31/26 - 01/31/28 ........... 274,600 254,994,081
2.25%, 03/31/26 - 11/15/27 ........... 121,430 116,103,108
4.50%, 03/31/26 - 11/15/33 ........... 526,659 528,436,926
3.75%, 04/15/26 - 08/31/31 ........... 491,807 482,629,190
2.38%, 04/30/26 - 05/15/29 ........... 109,800 103,297,288
4.88%, 04/30/26 - 10/31/30 ........... 157,148 159,791,509
3.63%, 05/15/26 - 09/30/31 ........... 328,434 320,670,164
2.13%, 05/31/26 .................. 3,000 2,919,258
4.13%, 06/15/26 - 11/15/32 ........... 797,055 789,656,141
0.88%, 06/30/26 - 11/15/30 ........... 144,125 130,080,390
0.63%, 07/31/26 - 08/15/30 ........... 177,400 159,079,461
1.88%, 07/31/26 - 02/15/32 ........... 189,900 168,546,469
4.38%, 07/31/26 - 05/15/34 ........... 702,360 701,577,494
1.50%, 08/15/26 - 11/30/28 ........... 183,610 170,648,661
1.38%, 08/31/26 - 11/15/31 ........... 208,630 177,938,724
3.50%, 09/30/26 - 02/15/33 ........... 433,272 417,623,996
1.13%, 10/31/26 - 02/15/31 ........... 236,800 212,748,501
2.00%, 11/15/26 .................. 31,850 30,648,161
1.25%, 11/30/26 - 08/15/31 ........... 502,900 448,399,541
1.75%, 12/31/26 - 11/15/29 ........... 71,600 65,594,079
2.75%, 04/30/27 - 08/15/32 ........... 346,710 327,155,401
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.63%, 05/31/27 - 07/31/29 ........... USD 89,369 $ 84,740,761
3.25%, 06/30/27 - 06/30/29 ........... 93,000 89,346,406
3.13%, 08/31/27 - 08/31/29 ........... 108,000 103,495,860
3.38%, 09/15/27 - 05/15/33 ........... 187,166 176,195,904
3.88%, 10/15/27 - 08/15/34 ........... 621,275 602,294,078
2.88%, 05/15/28 - 05/15/32 ........... 252,410 236,380,924
1.00%, 07/31/28 .................. 39,100 34,979,227
Total U.S. Treasury Obligations — 38.1%
(Cost: $13,205,569,201) ............................ 12,324,822,704
Total Long-Term Investments — 98.6%
(Cost: $34,000,725,456) ............................ 31,865,295,936
Shares
Shares
Short-Term Securities
Money Market Funds — 3.9%
(n)(o)
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.35%
(p)
.................. 312,547,129 312,547,129
BlackRock Liquidity TempCash Funds:
Institutional Shares, 4.40% ........... 957,398,139 957,705,067
Total Short-Term Securities — 3.9%
(Cost: $1,270,252,196) ............................ 1,270,252,196
Total Investments Before TBA Sale Commitments — 102.5%
(Cost: $35,270,977,652 ) ............................ 33,135,548,132
Par (000)
Par (000)
TBA Sale Commitments
Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities
(q)
2.00% , 02/25/40 .................. (5,725) (5,088,028)
4.50% , 02/25/55 .................. (8,375) (7,881,006)
Total TBA Sale Commitments — (0.0)%
(Proceeds: $(12,998,808)) .......................... (12,969,034)
Total Investments Net of TBA Sale Commitments — 102.5%
(Cost: $35,257,978,844 ) ............................ 33,122,579,098
Liabilities in Excess of Other Assets — (2.5)% ............. (798,865,052)
Net Assets — 100.0% ...............................
$ 32,323,714,046
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $369,240, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
All or a portion of this security is on loan.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Zero-coupon bond.
(m)
Rounds to less than 1,000.
(n)
Affiliate of the Fund.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(q)
Represents or includes a TBA transaction.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 378,765,142 $ — $ (66,218,013)
(a)
$ — $ — $ 312,547,129 312,547,129 $ 729,047
(b)
$ —
BlackRock Liquidity TempCash
Funds: Institutional Shares 1,341,325,760 — (383,657,825)
(a)
37,132 — 957,705,067 957,398,139 11,677,144 —
$ 37,132 $ — $ 1,270,252,196 $ 12,406,191 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 113,498,955 $ — $ 113,498,955
Common Stocks ......................................... 2,897 369,240 — 372,137
Corporate Bonds ......................................... — 9,980,539,295 347,098 9,980,886,393
Floating Rate Loan Interests ................................. — 82,858 — 82,858
Foreign Agency Obligations .................................. — 943,437,687 — 943,437,687
Foreign Government Obligations .............................. — 1,085,993,862 — 1,085,993,862
Municipal Bonds ......................................... — 116,340,012 — 116,340,012
Non-Agency Mortgage-Backed Securities ........................ — 214,980,557 — 214,980,557
Preferred Securities ....................................... — 91,709 — 91,709
U.S. Government Sponsored Agency Securities .................... — 7,084,789,062 — 7,084,789,062
U.S. Treasury Obligations ................................... — 12,324,822,704 — 12,324,822,704
Short-Term Securities
Money Market Funds ...................................... 1,270,252,196 — — 1,270,252,196
Liabilities
Investments
TBA Sale Commitments .................................... — (12,969,034) — (12,969,034)
$ 1,270,255,093 $ 31,851,976,907 $ 347,098 $ 33,122,579,098

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Total USD Bond Market ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
CJSC Closed Joint Stock Company
DAC Designated Activity Company
GO General Obligation Bonds
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NPFGC National Public Finance Guarantee Corp.
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
SAP Subject to Appropriations
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced